UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4681
Name of Registrant: Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2011 – December 31, 2011
Item 1: Reports to Shareholders

Vanguard Bond Index Funds

Vanguard Total Bond Market Index Fund

Vanguard Short-Term Bond Index Fund

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

> All sectors of the broad investment-grade U.S. bond market posted positive returns for the fiscal year ended December 31, 2011, with longer-term bonds performing strongly.

> The returns of all four Vanguard Bond Index Funds were roughly in line with those of their target indexes. Results for Investor Shares ranged from 2.96% for the Short-Term Bond Index Fund to 22.06% for the Long-Term Bond Index Fund.

> While U.S. Treasuries outperformed corporate bonds for the year ended

December 31, corporates finished a few steps ahead of Treasuries over the past decade.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Total Bond Market Index Fund.	11
Short-Term Bond Index Fund.	33
Intermediate-Term Bond Index Fund.	55
Long-Term Bond Index Fund.	77
About Your Fund’s Expenses.	97
Glossary.	100

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2011

	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Total Bond Market Index Fund
Investor Shares	2.17%	3.30%	4.26%	7.56%
Admiral™ Shares	2.33	3.43	4.26	7.69
Signal® Shares	2.33	3.43	4.26	7.69
Institutional Shares	2.32	3.46	4.26	7.72
Institutional Plus Shares	2.34	3.48	4.26	7.74
ETF Shares	2.32
Market Price				7.86
Net Asset Value				7.71
Barclays Capital U.S. Aggregate Float Adjusted
Index				7.92
Spliced Intermediate Investment-Grade Debt
Funds Average				6.09
Spliced Intermediate Investment-Grade Debt Funds Average: Based on average returns for Intermediate U.S. Government Funds through
December 31, 2001, and average returns for Intermediate Investment-Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

Vanguard Short-Term Bond Index Fund
Investor Shares	0.75%	1.85%	1.11%	2.96%
Admiral Shares	0.86	1.97	1.11	3.08
Signal Shares	0.86	1.97	1.11	3.08
Institutional Shares (Inception: 9/27/2011)	0.90	0.48	-0.01	0.47
Institutional Plus Shares (Inception: 9/29/2011)	0.92	0.48	-0.01	0.47
ETF Shares	0.86
Market Price				2.97
Net Asset Value				3.04
Barclays Capital U.S. 1–5 Year Government/Credit
Float Adjusted Index				3.13
Spliced 1–5 Year Investment-Grade Debt Funds
Average				2.22

Spliced 1–5 Year Investment-Grade Debt Funds Average: Based on average returns for 1–5 Year U.S. Government Funds through December
31, 2001, and average returns for 1–5 Year Investment-Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares,
Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers.
The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2;
7,337,138; 7,720,749; 7,925,573.

1

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2011

	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Intermediate-Term Bond Index Fund
Investor Shares	2.35%	4.01%	6.61%	10.62%
Admiral Shares	2.46	4.13	6.61	10.74
Signal Shares	2.46	4.13	6.61	10.74
Institutional Shares	2.50	4.17	6.61	10.78
Institutional Plus Shares (Inception:		0.32	1.52	1.84
11/30/2011)	2.52
ETF Shares	2.46
Market Price				11.09
Net Asset Value				10.62
Barclays Capital U.S. 5–10 Year
Government/Credit Float Adjusted Index				10.79
Spliced Intermediate Investment-Grade Debt
Funds Average				6.09

Spliced Intermediate Investment-Grade Debt Funds Average: Based on average returns for Intermediate U.S. Government Funds through
December 31, 2001, and average returns for Intermediate Investment-Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares,
Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers.
The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2;
7,337,138; 7,720,749; 7,925,573.

2

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2011

	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Long-Term Bond Index Fund
Investor Shares	3.81%	5.51%	16.55%	22.06%
Institutional Shares	3.96	5.69	16.55	22.24
Institutional Plus Shares (Inception: 10/6/2011)	3.98	1.14	2.50	3.64
ETF Shares	3.92
Market Price				22.45
Net Asset Value				22.18
Barclays Capital U.S. Long Government/Credit
Float Adjusted Index				22.49
Spliced Corporate A-Rated Debt Funds Average				6.71

Spliced Corporate A-Rated Debt Funds Average: Based on average returns for General Government Funds through December 31, 2001, and average returns for Corporate A-Rated Debt Funds thereafter. Derived from data provided by Lipper Inc.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares,
Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers.
The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2;
7,337,138; 7,720,749; 7,925,573.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

3

Chairman’s Letter

Dear Shareholder,

Safety and a search for higher yields were key themes for the bond market in 2011. Periods of heightened volatility in stocks during the year benefited the fixed income market in general and U.S. Treasuries in particular, given their “risk-free” status. Within the fixed income arena, the Federal Reserve’s efforts to stimulate the economy by keeping short-term interest rates near zero encouraged investors seeking higher yields to turn toward bonds with longer maturities.

In this environment, the four Vanguard Bond Index Funds did well, as they are primarily invested in Treasuries, U.S. government agency bonds, and investment-grade corporate bonds. The Long-Term Bond Index Fund returned an impressive 22.06%, with the Intermediate-Term Bond Index Fund returning 10.62% and the Short-Term Bond Index Fund returning 2.96%. (Returns are for Investor Shares.) The Total Bond Market Index Fund returned 7.56%. A large part of the outperformance among longer maturities came from capital returns.

While the returns of all four Vanguard Bond Index Funds were roughly in line with those of their target indexes, small deviations—whether positive or negative—may occur because of the funds’ sampling approach to track the indexes as well as temporary pricing differences between the funds and their indexes.

4

With demand driving bond prices higher during the year, the yields of the funds fell (bond prices move inversely to yields). The 30-day SEC yield for Investor Shares of the Total Bond Market Index Fund, for example, declined to 2.17% from 2.68% a year earlier.

In the second half of the year, Vanguard introduced a number of new share classes as part of our ongoing efforts to reduce the cost of investing. The Short-Term Bond Index Fund launched lower-cost Institutional and Institutional Plus Shares with expense ratios of 0.07% and 0.05%, respectively. The Intermediate- and Long-Term Bond Index Funds introduced Institutional Plus Shares with an expense ratio of 0.05%.

As yields fell, bonds delivered unexpectedly strong returns

Bond returns were a surprise in 2011, mainly because so little was expected of them. At the end of 2010, bond yields hovered near historical lows, suggesting that the scope for further declines—and rallies in bond prices—was limited. During 2011, however, rates moved lower still as investors sought shelter from stock market turmoil. The broad U.S. bond market returned 7.84%. Municipal bonds, which were battered at the end of 2010, produced even stronger returns than taxable bonds in 2011.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2011
	One	Three	Five
	Year	Years	Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	7.84%	6.77%	6.50%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	10.70	8.57	5.22
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.11	1.36

Stocks
Russell 1000 Index (Large-caps)	1.50%	14.81%	-0.02%
Russell 2000 Index (Small-caps)	-4.18	15.63	0.15
Dow Jones U.S. Total Stock Market Index	0.52	15.24	0.28
MSCI All Country World Index ex USA (International)	-13.71	10.70	-2.92

CPI
Consumer Price Index	2.96%	2.39%	2.26%

5

The returns of the 3-month U.S. Treasury bill and other money market instruments approached 0%, which was consistent with the Federal Reserve Board’s interest rate policy but nevertheless a disappointment for savers.

Big dramas and small numbers in the U.S. stock market

The broad U.S. stock market finished the year with a modestly positive return, a result that seems surprisingly low-key in light of the economic and political dramas that monopolized investors’ attention for much of the year.

Stock prices rallied and retreated as early optimism about the global economic outlook traded places with anxiety about Europe’s debt crisis and the contentious negotiations in Washington over raising the U.S. debt ceiling to avoid default. The policymaking strife prompted Standard & Poor’s to downgrade the U.S. credit rating. (Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.) By year-end, stock prices were again on the rise, with investors refocused on signs of economic improvement.

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Total Bond Market Index Fund	0.22%	0.11%	0.11%	0.07%	0.05%	0.11%	0.91%
Short-Term Bond Index Fund	0.22	0.11	0.11	0.07	0.05	0.11	0.87
Intermediate-Term Bond Index
Fund	0.22	0.11	0.11	0.07	0.05	0.11	0.91
Long-Term Bond Index Fund	0.22	—	—	0.07	0.05	0.11	1.06

The fund expense ratios shown are from the prospectuses dated April 26, 2011 (for Investor, Admiral, Signal, and ETF Shares), and September
27, 2011 (for Institutional and Institutional Plus Shares). They represent estimated costs for the current fiscal year. For the fiscal year ended
December 31, 2011, the funds’ expense ratios were: for the Total Bond Market Index Fund, 0.22% for Investor Shares, 0.10% for Admiral
Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares; for the
Short-Term Bond Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares
(annualized since inception), 0.05% for Institutional Plus Shares (annualized since inception), and 0.11% for ETF Shares; for the
Intermediate-Term Bond Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional
Shares, 0.05% for Institutional Plus Shares (annualized since inception), and 0.11% for ETF Shares; and for the Long-Term Bond Index Fund,
0.22% for Investor Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares (annualized since inception), and 0.11% for ETF
Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups: For the Total Bond Market Index Fund, Intermediate-Term Investment-Grade Debt Funds; for the Short-Term Bond Index Fund,
1–5 Year Investment-Grade Debt Funds; for the Intermediate-Term Bond Index Fund, Intermediate-Term Investment-Grade Debt Funds; for the
Long-Term Bond Index Fund, Corporate A-Rated Debt Funds.

6

Total Returns
Ten Years Ended December 31, 2011
Average
Annual Return
Total Bond Market Index Fund Investor Shares	5.49%
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index	5.79
Spliced Intermediate Investment-Grade Debt Funds Average	4.74

Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009;
Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.
Spliced Intermediate Investment-Grade Debt Funds Average: Based on average returns for Intermediate U.S. Government Funds through
December 31, 2001, and average returns for Intermediate Investment-Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

Short-Term Bond Index Fund Investor Shares	4.02%
Spliced Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index	4.30
Spliced 1–5 Year Investment-Grade Debt Funds Average	3.04

Spliced Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 1–5 Year Government/Credit Bond
Index through December 31, 2009; Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index thereafter.
Spliced 1–5 Year Investment-Grade Debt Funds Average: Based on average returns for 1–5 Year U.S. Government Funds through December
31, 2001, and average returns for 1–5 Year Investment-Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

Intermediate-Term Bond Index Fund Investor Shares	6.63%
Spliced Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index	6.88
Spliced Intermediate Investment-Grade Debt Funds Average	4.74

Spliced Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 5–10 Year Government/Credit Bond
Index through December 31, 2009; Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index thereafter.
Spliced Intermediate Investment-Grade Debt Funds Average: Based on average returns for Intermediate U.S. Government Funds through
December 31, 2001, and average returns for Intermediate Investment-Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

Long-Term Bond Index Fund Investor Shares	8.41%
Spliced Barclays Capital U.S. Long Government/Credit Float Adjusted Index	8.54
Spliced Corporate A-Rated Debt Funds Average	4.95

Spliced Barclays Capital U.S. Long Government/Credit Float Adjusted Index: Barclays Capital U.S. Long Government/Credit Bond Index through
December 31, 2009; Barclays Capital U.S. Long Government/Credit Float Adjusted Index thereafter.
Spliced Corporate A-Rated Debt Funds Average: Based on average returns for General Government Funds through December 31, 2001, and average returns for Corporate A-Rated Debt Funds thereafter. Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

7

International stock prices finished the year with a double-digit decline. The weaker performance of stocks outside the United States reflected the greater economic and financial challenges in Europe, Japan’s struggles with natural and nuclear disaster, and skittishness about emerging markets.

The sweet spot in 2011: Long-term Treasuries and top-rated corporates

In 2011, the widening and deepening of the debt crisis in Europe coupled with political gridlock in the United States over the deficit, taxes, and spending led anxious investors to turn to U.S. Treasuries for safety. Demand surged, driving prices up and yields down, even as the rating of U.S. long-term government debt was downgraded to AA+ in August by Standard & Poor’s.

The shortest end of the Treasury yield curve had little room to move, given that rates were already near zero, but the yield of the 10-year benchmark fell by more than a full percentage point to 1.88%, and yields at the long end fell by an even greater amount to 2.89%. For the year as a whole, Treasuries returned almost 10%. This was a major contributor to the performances of all four Vanguard Bond Index Funds because, like their benchmarks, they each had a sizable stake in U.S. government bonds—from about 45% in the Long-Term Fund to about 70% in the Short-Term Fund.

Corporate bonds weren’t far behind, returning a little over 8% in 2011. The difference between their yields and those of comparable Treasuries decreased in the first four months of the year as the economic recovery in the United States seemed to be gaining traction (a narrowing spread indicates that investors are becoming more comfortable with this grade of bonds). However, the political and economic impasses I’ve already mentioned led to the spread ending the year significantly wider than where it began. Here, too, however, investors were willing to pay for quality, with bonds rated A or higher outperforming their lower-rated counterparts.

In terms of maturity, the significant flattening of the yield curve put the performance of longer-term bonds well out in front. Long-term Treasury returns were almost 30%, while their corporate counterparts came in at more than 17%.

A solid track record over the past decade

The pattern seen in 2011 of securities with longer maturities generating the highest returns was also true for the ten years ended December 31, although the differences were less extreme. Investor Shares of the Short-Term Bond Index Fund returned 4.02% for the period, whereas their intermediate-term and long-term counterparts returned 6.63% and 8.41%, respectively. The Total Bond Market Index Fund’s Investor Shares returned 5.49%. All of the funds performed roughly in line with their benchmarks and were well ahead of their peer funds. Low costs are a big help in bond investing.

8

Stick to a diversified strategy in good markets and in bad

While bond performances have been very strong of late, especially for Treasuries, it’s important to note that the decline in yields to such low levels means that the opportunity for similarly strong returns is limited in the short term. That said, we continue to believe that bonds are a crucial component of a well-balanced portfolio, and that they will continue to play their role as a diversifier for the riskier assets in your portfolio, such as stocks, even once interest rates begin to rise.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 17, 2012

Your Fund’s Performance at a Glance
December 31, 2010 , Through December 31, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Bond Market Index Fund
Investor Shares	$10.60	$11.00	$0.337	$0.051
Admiral Shares	10.60	11.00	0.350	0.051
Signal Shares	10.60	11.00	0.350	0.051
Institutional Shares	10.60	11.00	0.353	0.051
Institutional Plus Shares	10.60	11.00	0.355	0.051
ETF Shares	80.21	83.31	2.598	0.387
Vanguard Short-Term Bond Index Fund
Investor Shares	$10.55	$10.61	$0.193	$0.057
Admiral Shares	10.55	10.61	0.205	0.057
Signal Shares	10.55	10.61	0.205	0.057
Institutional Shares (Inception: 9/27/2011)	10.66	10.61	0.050	0.049
Institutional Plus Shares	10.66	10.61	0.051	0.049
(Inception: 9/29/2011)
ETF Shares	80.35	80.80	1.538	0.435
Vanguard Intermediate-Term Bond Index Fund
Investor Shares	$11.21	$11.77	$0.425	$0.178
Admiral Shares	11.21	11.77	0.437	0.178
Signal Shares	11.21	11.77	0.437	0.178
Institutional Shares	11.21	11.77	0.442	0.178
Institutional Plus Shares	11.73	11.77	0.072	0.138
(Inception: 11/30/2011)
ETF Shares	82.56	86.63	3.183	1.313
Vanguard Long-Term Bond Index Fund
Investor Shares	$12.04	$13.91	$0.587	$0.121
Institutional Shares	12.04	13.91	0.606	0.121
Institutional Plus Shares	13.69	13.91	0.152	0.121
(Inception: 10/6/2011)
ETF Shares	79.07	91.40	3.904	0.797

10

Total Bond Market Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VBMFX	VBTLX	VBTSX	VBTIX	VBMPX	BND
Expense Ratio[1]	0.22%	0.11%	0.11%	0.07%	0.05%	0.11%
30-Day SEC Yield	2.17%	2.33%	2.33%	2.32%	2.34%	2.32%

Financial Attributes
		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	5,075	7,854
Yield to Maturity
(before expenses)	2.2%	2.2%
Average Coupon	4.2%	4.0%
Average Duration	5.0 years	5.1 years
Average Effective
Maturity	7.2 years	7.3 years
Short-Term
Reserves	4.1%	—

Sector Diversification (% of portfolio)
Asset-Backed	0.2%
Commercial Mortgage-Backed	2.3
Finance	7.1
Foreign	4.5
Government Mortgage-Backed	26.4
Industrial	11.7
Treasury/Agency	43.1
Utilities	2.4
Other	2.3

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
Spliced
Barclays
Aggregate
FA Index
R-Squared	0.99
Beta	1.02

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	3.4%
1 - 3 Years	24.6
3 - 5 Years	26.3
5 - 10 Years	31.4
10 - 20 Years	4.1
20 - 30 Years	10.0
Over 30 Years	0.2

Distribution by Credit Quality (% of portfolio)
U.S. Government	69.3%
Aaa	4.4
Aa	5.2
A	11.2
Baa	9.8
Less Than Baa	0.1
For information about these ratings, see the Glossary entry for Credit Quality.

1 The fund expense ratios shown are from the prospectuses dated April 26, 2011 (for Investor, Admiral, Signal, and ETF Shares), and
September 27, 2011 (for Institutional and Institutional Plus Shares). They represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.22% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares,
0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares.

11

Total Bond Market Index Fund

Investment Focus

12

Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2011
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Total Bond Market Index Fund
	Investor Shares	7.56%	6.37%	5.49%	$17,062

– – – –	Spliced Barclays Capital U.S.
	Aggregate Float Adjusted Index	7.92	6.52	5.79	17,555
	Spliced Intermediate
	Investment-Grade Debt Funds
	Average	6.09	5.07	4.74	15,896

Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009;
Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.
Spliced Intermediate Investment-Grade Debt Funds Average: Based on average returns for Intermediate U.S. Government Funds through
December 31, 2001, and average returns for Intermediate Investment-Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Bond Market Index Fund Admiral
Shares	7.69%	6.48%	5.58%	$17,216
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	7.92	6.52	5.79	17,555

See Financial Highlights for dividend and capital gains information.

13

Total Bond Market Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2011
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/1/2006)	Investment
Total Bond Market Index Fund Signal Shares	7.69%	6.48%	6.50%	$13,987
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	7.92	6.52	6.51	13,999

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standard.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Total Bond Market Index Fund Institutional
Shares	7.72%	6.52%	5.63%	$8,643,890
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	7.92	6.52	5.79	8,777,393

				Final Value
	One	Five	Ten	of a $100,000,000
	Year	Years	Years	Investment
Total Bond Market Index Fund Institutional
Plus Shares	7.74%	6.53%	5.63%	$172,943,041
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	7.92	6.52	5.79	175,547,854

The creation of the Institutional Plus Shares occurred on February 5, 2010, when Vanguard Total Bond Market Index Fund acquired the net assets of Vanguard Institutional Total Bond Market Index Fund. For the period ended December 31, 2011, the returns and other data shown in the table above reflect a blend of historical performance of the fund’s Institutional Shares prior to February 5, 2010, and of the Institutional
Plus Shares from then on.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(4/3/2007)	Investment
Total Bond Market Index Fund
ETF Shares Net Asset Value	7.71%	6.51%	$13,492
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	7.92	6.55	13,515

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

14

Total Bond Market Index Fund

Cumulative Returns of ETF Shares:April 3, 2007 , Through December 31, 2011

		Since
	One	Inception
	Year	(4/3/2007)
Total Bond Market Index Fund
ETF Shares Market Price	7.86%	35.09%
Total Bond Market Index Fund
ETF Shares Net Asset Value	7.71	34.92
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	7.92	35.15

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011
				Spliced
				Barclays
				Aggregate
	Investor Shares			FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	5.88%	2.38%	8.26%	10.26%
2003	4.64	-0.67	3.97	4.10
2004	4.43	-0.19	4.24	4.34
2005	4.43	-2.03	2.40	2.43
2006	4.97	-0.70	4.27	4.33
2007	5.22	1.70	6.92	6.97
2008	4.85	0.20	5.05	5.24
2009	4.26	1.67	5.93	5.93
2010	3.55	2.87	6.42	6.58
2011	3.30	4.26	7.56	7.92
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009;
Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.

15

Total Bond Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	0.625%	4/30/13	1,313,825	1,321,222	1.3%
United States Treasury Note/Bond	6.250%	8/15/23	687,360	983,358	1.0%
United States Treasury Note/Bond	1.375%	1/15/13	826,465	836,664	0.8%
United States Treasury Note/Bond	1.875%	2/28/14	764,335	790,368	0.8%
United States Treasury Note/Bond	1.000%	5/15/14	726,945	738,874	0.7%
United States Treasury Note/Bond	1.875%	4/30/14	638,550	661,800	0.7%
United States Treasury Note/Bond	4.500%	8/15/39	455,749	601,730	0.6%
United States Treasury Note/Bond	2.750%	10/31/13	548,723	573,673	0.6%
United States Treasury Note/Bond	1.375%	10/15/12	560,980	566,416	0.6%
United States Treasury Note/Bond	1.125%	12/15/12	552,250	557,342	0.5%
United States Treasury Note/Bond	2.125%	8/15/21	538,613	552,078	0.5%
United States Treasury Note/Bond	2.125%	11/30/14	514,964	540,954	0.5%
United States Treasury Note/Bond	3.375%	11/15/19	471,533	537,472	0.5%
United States Treasury Note/Bond	3.500%	5/15/20	452,328	520,250	0.5%
United States Treasury Note/Bond	4.625%	2/15/40	377,451	508,204	0.5%
United States Treasury Note/Bond	4.750%	8/15/17	420,505	506,381	0.5%
United States Treasury Note/Bond	3.000%	9/30/16	457,850	504,853	0.5%
United States Treasury Note/Bond	2.500%	6/30/17	462,350	500,133	0.5%
United States Treasury Note/Bond	0.500%	8/15/14	462,000	464,236	0.5%
United States Treasury Note/Bond	0.125%	9/30/13	464,530	463,661	0.5%
United States Treasury Note/Bond	1.750%	3/31/14	442,185	456,693	0.5%
United States Treasury Note/Bond	0.250%	12/15/14	450,700	449,294	0.4%
United States Treasury Note/Bond	4.750%	5/15/14	399,828	441,622	0.4%
United States Treasury Note/Bond	3.875%	5/15/18	376,346	439,030	0.4%
United States Treasury Note/Bond	2.375%	5/31/18	407,565	437,179	0.4%
United States Treasury Note/Bond	4.375%	11/15/39	334,296	433,278	0.4%
United States Treasury Note/Bond	0.625%	1/31/13	427,470	429,539	0.4%
United States Treasury Note/Bond	4.250%	5/15/39	327,664	416,185	0.4%
United States Treasury Note/Bond	2.000%	11/15/21	407,274	411,729	0.4%
United States Treasury Note/Bond	3.500%	2/15/39	366,586	411,606	0.4%
United States Treasury Note/Bond	4.750%	2/15/41	298,325	410,430	0.4%

16

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	3.625%	2/15/21	340,705	395,484	0.4%
	United States Treasury Note/Bond	3.625%	2/15/20	337,909	391,816	0.4%
	United States Treasury Note/Bond	8.750%	8/15/20	244,040	384,822	0.4%
	United States Treasury Note/Bond	4.750%	2/15/37	272,660	370,092	0.4%
	United States Treasury Note/Bond	3.000%	8/31/16	331,480	365,198	0.4%
	United States Treasury Note/Bond	3.250%	6/30/16	327,340	363,655	0.4%
	United States Treasury Note/Bond	9.875%	11/15/15	262,900	356,516	0.4%
	United States Treasury Note/Bond	2.750%	5/31/17	323,780	354,387	0.4%
	United States Treasury Note/Bond	8.750%	5/15/17	250,815	353,571	0.3%
	United States Treasury Note/Bond	3.125%	1/31/17	310,060	344,750	0.3%
	United States Treasury Note/Bond	4.375%	5/15/40	261,865	339,607	0.3%
	United States Treasury Note/Bond	2.375%	2/28/15	319,107	338,652	0.3%
	United States Treasury Note/Bond	0.875%	11/30/16	334,001	335,097	0.3%
	United States Treasury Note/Bond	0.375%	11/15/14	332,120	332,379	0.3%
	United States Treasury Note/Bond	4.375%	5/15/41	252,820	328,825	0.3%
	United States Treasury
	Note/Bond	0.125%–11.250%	9/30/12–8/15/41	14,355,694	16,197,898	15.9%
					39,019,003	38.3%
Agency Bonds and Notes
1	Federal Home Loan
	Bank of Chicago	5.625%	6/13/16	3,705	4,175	0.0%
1	Federal Home Loan Banks	0.375%–5.625%	12/14/12–7/15/36	974,040	1,060,585	1.1%
2	Federal Home Loan
	Mortgage Corp.	0.000%–6.750%	12/28/12–7/15/32	1,477,023	1,604,439	1.6%
2	Federal National
	Mortgage Assn.	0.000%–8.200%	12/28/12–7/15/37	1,608,781	1,747,108	1.7%
	Agency Bonds and Notes—Other †				549,987	0.5%
					4,966,294	4.9%
Conventional Mortgage-Backed Securities
[2,3,4] Fannie Mae Pool		3.500%	1/1/27	339,005	354,474	0.3%
[2,3,4] Fannie Mae Pool	3.000%–11.000%		1/1/12–1/1/42	10,861,922	11,693,959	11.5%
[2,4]	Federal Home Loan
	Mortgage Corp.	3.500%	9/1/26	33,450	34,896	0.0%
[2,3,4] Freddie Mac Gold Pool	3.000%–10.000%		1/1/12–1/1/42	7,377,011	7,904,804	7.8%
[2,4]	Freddie Mac Non
	Gold Pool	8.000%–9.500%	2/1/17–3/1/20	46	54	0.0%
[3,4]	Ginnie Mae I Pool	4.000%	1/1/42	306,670	328,904	0.3%
[3,4]	Ginnie Mae I Pool	3.500%–11.500%	6/15/12–1/1/42	2,763,603	3,051,077	3.0%
[3,4]	Ginnie Mae II Pool	4.500%	1/1/42	610,185	664,528	0.7%
[3,4]	Ginnie Mae II Pool	4.000%	1/1/42	472,975	505,937	0.5%
[3,4]	Ginnie Mae II Pool	3.500%–8.500%	4/20/18–1/1/42	2,199,515	2,424,271	2.4%
					26,962,904	26.5%
Nonconventional Mortgage-Backed Securities
[2,4]	Fannie Mae Pool	2.246%–6.304%	11/1/32–4/1/41	455,667	478,154	0.5%
[2,4]	Freddie Mac Non
	Gold Pool	2.085%–6.394%	4/1/33–3/1/41	369,762	389,906	0.4%
4	Ginnie Mae II Pool	2.375%–5.000%	6/20/29–11/20/41	127,109	132,989	0.1%
					1,001,049	1.0%
Total U.S. Government and Agency Obligations (Cost $67,673,045)					71,949,250	70.7%
[5]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,418,241) †					2,676,843	2.6%

17

Total Bond Market Index Fund

				Market	Percentage
				Value	of Net
				($000)	Assets
Corporate Bonds
Finance
5	Banking †			4,563,797	4.5%
5	Brokerage †			144,391	0.1%
5	Finance Companies †			704,838	0.7%
5	Insurance †			1,204,329	1.2%
	Other Finance †			47,475	0.0%
	Real Estate Investment Trusts †			391,855	0.4%
				7,056,685	6.9%
Industrial
5	Basic Industry †			1,152,472	1.1%
5	Capital Goods †			1,117,215	1.1%
5	Communication †			2,246,395	2.2%
5	Consumer Cyclical †			1,272,875	1.3%
5	Consumer Noncyclical †			2,948,212	2.9%
5	Energy †			1,513,179	1.5%
	Other Industrial †			39,328	0.1%
	Technology †			929,504	0.9%
5	Transportation †			441,449	0.4%
				11,660,629	11.5%
Utilities
	Electric †			1,616,441	1.6%
5	Natural Gas †			730,351	0.7%
	Other Utility †			33,738	0.0%
				2,380,530	2.3%
Total Corporate Bonds (Cost $19,648,204)				21,097,844	20.7%
[5]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $4,210,807) †				4,468,114	4.4%
Taxable Municipal Bonds (Cost $815,148) †				936,564	0.9%

		Coupon	Shares
Temporary Cash Investment
Money Market Fund
6	Vanguard Market Liquidity
	Fund (Cost $4,345,508)	0.110%	4,345,507,937	4,345,508	4.3%
Total Investments (Cost $99,110,953)				105,474,123	103.6%
Other Assets and Liabilities
Other Assets				1,306,299	1.3%
Liabilities				(4,997,606)	(4.9%)
				(3,691,307)	(3.6%)
Net Assets				101,782,816	100.0%

At December 31, 2011, net assets consisted of:
					Amount
					($000)
Paid-in Capital					95,325,912
Undistributed Net Investment Income					—
Accumulated Net Realized Gains					93,734
Unrealized Appreciation (Depreciation)					6,363,170
Net Assets					101,782,816

18

Total Bond Market Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 1,143,446,350 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,583,563
Net Asset Value Per Share—Investor Shares	$11.00

Admiral Shares—Net Assets
Applicable to 2,850,212,985 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	31,366,462
Net Asset Value Per Share—Admiral Shares	$11.00

Signal Shares—Net Assets
Applicable to 993,960,570 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,938,493
Net Asset Value Per Share—Signal Shares	$11.00

Institutional Shares—Net Assets
Applicable to 2,072,917,906 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	22,812,368
Net Asset Value Per Share—Institutional Shares	$11.00

Institutional Plus Shares—Net Assets
Applicable to 861,996,181 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,486,231
Net Asset Value Per Share—Institutional Plus Shares	$11.00

ETF Shares—Net Assets
Applicable to 175,200,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,595,699
Net Asset Value Per Share—ETF Shares	$83.31

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2011.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate value of these securities was $213,175,000, representing 0.2% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Bond Market Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Interest[1]	3,063,764
Security Lending	788
Total Income	3,064,552
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,233
Management and Administrative—Investor Shares	23,217
Management and Administrative—Admiral Shares	21,567
Management and Administrative—Signal Shares	6,261
Management and Administrative—Institutional Shares	6,951
Management and Administrative—Institutional Plus Shares	1,366
Management and Administrative—ETF Shares	6,849
Marketing and Distribution—Investor Shares	4,222
Marketing and Distribution—Admiral Shares	4,953
Marketing and Distribution—Signal Shares	2,740
Marketing and Distribution—Institutional Shares	6,126
Marketing and Distribution—Institutional Plus Shares	2,165
Marketing and Distribution—ETF Shares	2,880
Custodian Fees	962
Auditing Fees	44
Shareholders’ Reports—Investor Shares	279
Shareholders’ Reports—Admiral Shares	192
Shareholders’ Reports—Signal Shares	112
Shareholders’ Reports—Institutional Shares	264
Shareholders’ Reports—Institutional Plus Shares	45
Shareholders’ Reports—ETF Shares	302
Trustees’ Fees and Expenses	90
Total Expenses	96,820
Net Investment Income	2,967,732
Realized Net Gain (Loss) on Investment Securities Sold	650,673
Change in Unrealized Appreciation (Depreciation) of Investment Securities	3,252,735
Net Increase (Decrease) in Net Assets Resulting from Operations	6,871,140
1 Interest income from an affiliated company of the fund was $5,325,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,967,732	2,844,259
Realized Net Gain (Loss)	650,673	510,477
Change in Unrealized Appreciation (Depreciation)	3,252,735	1,501,294
Net Increase (Decrease) in Net Assets Resulting from Operations	6,871,140	4,856,030
Distributions
Net Investment Income
Investor Shares	(408,508)	(688,791)
Admiral Shares	(931,697)	(742,912)
Signal Shares	(317,543)	(300,220)
Institutional Shares	(692,073)	(663,596)
Institutional Plus Shares	(270,011)	(169,547)
ETF Shares	(347,900)	(279,193)
Realized Capital Gain[1]
Investor Shares	(58,470)	(67,415)
Admiral Shares	(144,136)	(120,242)
Signal Shares	(50,153)	(36,929)
Institutional Shares	(103,357)	(91,189)
Institutional Plus Shares	(43,336)	(27,393)
ETF Shares	(67,338)	(40,157)
Total Distributions	(3,434,522)	(3,227,584)
Capital Share Transactions
Investor Shares	(2,327,093)	(5,708,328)
Admiral Shares	3,086,562	8,963,563
Signal Shares	1,749,392	159,700
Institutional Shares	1,602,681	4,361,442
Institutional Plus Shares	2,797,315	6,329,913
ETF Shares	5,162,669	2,668,702
Net Increase (Decrease) from Capital Share Transactions	12,071,526	16,774,992
Total Increase (Decrease)	15,508,144	18,403,438
Net Assets
Beginning of Period	86,274,672	67,871,234
End of Period	101,782,816	86,274,672

1 Includes fiscal 2011 and 2010 short-term gain distributions totaling $183,055,000 and $130,494,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Bond Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.60	$10.35	$10.18	$10.16	$9.99
Investment Operations
Net Investment Income	.337	.362	.421	.477	.501
Net Realized and Unrealized Gain (Loss)
on Investments	.451	.297	.170	.020	.170
Total from Investment Operations	.788	.659	.591	.497	.671
Distributions
Dividends from Net Investment Income	(.337)	(.362)	(.421)	(.477)	(.501)
Distributions from Realized Capital Gains	(.051)	(.047)	—	—	—
Total Distributions	(.388)	(.409)	(.421)	(.477)	(.501)
Net Asset Value, End of Period	$11.00	$10.60	$10.35	$10.18	$10.16

Total Return[1]	7.56%	6.42%	5.93%	5.05%	6.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,584	$14,437	$19,555	$29,687	$29,532
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.22%	0.20%	0.19%
Ratio of Net Investment Income to
Average Net Assets	3.12%	3.38%	4.09%	4.73%	5.02%
Portfolio Turnover Rate[2]	73%[3]	75%[3]	80%	61%	54%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3 Includes 34% and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Bond Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.60	$10.35	$10.18	$10.16	$9.99
Investment Operations
Net Investment Income	.350	.374	.432	.486	.510
Net Realized and Unrealized Gain (Loss)
on Investments	.451	.297	.170	.020	.170
Total from Investment Operations	.801	.671	.602	.506	.680
Distributions
Dividends from Net Investment Income	(.350)	(.374)	(.432)	(.486)	(.510)
Distributions from Realized Capital Gains	(.051)	(.047)	—	—	—
Total Distributions	(.401)	(.421)	(.432)	(.486)	(.510)
Net Asset Value, End of Period	$11.00	$10.60	$10.35	$10.18	$10.16

Total Return	7.69%	6.54%	6.04%	5.15%	7.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,366	$27,200	$17,932	$12,978	$10,232
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.12%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.24%	3.49%	4.19%	4.82%	5.11%
Portfolio Turnover Rate[1]	73%[2]	75%[2]	80%	61%	54%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
2 Includes 34% and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total Bond Market Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.60	$10.35	$10.18	$10.16	$9.99
Investment Operations
Net Investment Income	.350	.374	.432	.486	.510
Net Realized and Unrealized Gain (Loss)
on Investments	.451	.297	.170	.020	.170
Total from Investment Operations	.801	.671	.602	.506	.680
Distributions
Dividends from Net Investment Income	(.350)	(.374)	(.432)	(.486)	(.510)
Distributions from Realized Capital Gains	(.051)	(.047)	—	—	—
Total Distributions	(.401)	(.421)	(.432)	(.486)	(.510)
Net Asset Value, End of Period	$11.00	$10.60	$10.35	$10.18	$10.16

Total Return	7.69%	6.54%	6.04%	5.15%	7.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,938	$8,813	$8,450	$7,372	$5,414
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.12%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.24%	3.49%	4.19%	4.82%	5.11%
Portfolio Turnover Rate[1]	73%[2]	75%[2]	80%	61%	54%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
2 Includes 34% and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total Bond Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.60	$10.35	$10.18	$10.16	$9.99
Investment Operations
Net Investment Income	.353	.378	.437	.490	.513
Net Realized and Unrealized Gain (Loss)
on Investments	.451	.297	.170	.020	.170
Total from Investment Operations	.804	.675	.607	.510	.683
Distributions
Dividends from Net Investment Income	(.353)	(.378)	(.437)	(.490)	(.513)
Distributions from Realized Capital Gains	(.051)	(.047)	—	—	—
Total Distributions	(.404)	(.425)	(.437)	(.490)	(.513)
Net Asset Value, End of Period	$11.00	$10.60	$10.35	$10.18	$10.16

Total Return	7.72%	6.58%	6.09%	5.19%	7.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,812	$20,419	$15,692	$12,431	$9,492
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	3.27%	3.53%	4.24%	4.86%	5.14%
Portfolio Turnover Rate[1]	73%[2]	75%[2]	80%	61%	54%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
2 Includes 34% and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Total Bond Market Index Fund

Financial Highlights

Institutional Plus Shares
	Year	Feb. 5,
	Ended	2010[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$10.60	$10.50
Investment Operations
Net Investment Income	.355	.343
Net Realized and Unrealized Gain (Loss) on Investments	.451	.147
Total from Investment Operations	.806	.490
Distributions
Dividends from Net Investment Income	(.355)	(.343)
Distributions from Realized Capital Gains	(.051)	(.047)
Total Distributions	(.406)	(.390)
Net Asset Value, End of Period	$11.00	$10.60

Total Return	7.74%	4.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,486	$6,358
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	3.29%	3.55%[2]
Portfolio Turnover Rate[3]	73%[4]	75%[4]
1 Inception. See Note G in Notes to Financial Statements.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Includes 34% and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Total Bond Market Index Fund

Financial Highlights

ETF Shares
					April 3,
					2007[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$80.21	$78.31	$76.93	$76.61	$74.95
Investment Operations
Net Investment Income	2.598	2.793	3.163	3.525	2.351
Net Realized and Unrealized Gain (Loss)
on Investments	3.487	2.256	1.380	.320	1.660
Total from Investment Operations	6.085	5.049	4.543	3.845	4.011
Distributions
Dividends from Net Investment Income	(2.598)	(2.793)	(3.163)	(3.525)	(2.351)
Distributions from Realized Capital Gains	(.387)	(.356)	—	—	—
Total Distributions	(2.985)	(3.149)	(3.163)	(3.525)	(2.351)
Net Asset Value, End of Period	$83.31	$80.21	$78.31	$76.93	$76.61

Total Return	7.71%	6.51%	6.03%	5.18%	5.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,596	$9,048	$6,242	$2,946	$1,095
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	3.24%	3.49%	4.19%	4.83%	5.10%[2]
Portfolio Turnover Rate[3]	73%[4]	75%[4]	80%	61%	54%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Includes 34% and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

28

Total Bond Market Index Fund

In April 2011, the Financial Accounting Standards Board adopted Accounting Standards Update (ASU) 2011-03, “Transfers and Servicing (Topic 860)—Reconsideration of Effective Control for Repurchase Agreements.” The ASU takes effect for periods beginning after December 15, 2011. Under the ASU, certain mortgage-dollar-roll transactions that previously would have been accounted for as purchases and sales may be accounted for as financing transactions. Treating these transactions as financing would have no impact on total return, but certain transactions that previously resulted in realized gains and losses would instead be reflected in net income and unrealized gains and losses. Management has concluded that treating the mortgage-dollar-roll arrangements entered into by the fund as purchases and sales continues to be appropriate.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Security Lending: The fund has lent its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan. Effective in August 2011, the fund is no longer permitted to lend its securities.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $16,107,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 6.44% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

29

Total Bond Market Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	71,949,250	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,676,843	—
Corporate Bonds	—	21,097,841	3
Sovereign Bonds	—	4,468,114	—
Taxable Municipal Bonds	—	936,564	—
Temporary Cash Investments	4,345,508	—	—
Total	4,345,508	101,128,612	3

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2011.

Investments in
Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2010	29
Change in Unrealized Appreciation (Depreciation)	(26)
Balance as of December 31, 2011	3

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2011, the fund realized $7,291,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $60,717,000 from accumulated net realized gains to paid-in capital.

30

Total Bond Market Index Fund

For tax purposes, at December 31, 2011, the fund had short-term and long-term capital gains of $52,572,000 and $44,815,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At December 31, 2011, the cost of investment securities for tax purposes was $99,114,606,000. Net unrealized appreciation of investment securities for tax purposes was $6,359,517,000, consisting of unrealized gains of $6,536,391,000 on securities that had risen in value since their purchase and $176,874,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2011, the fund purchased $7,514,587,000 of investment securities and sold $4,435,595,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $70,408,794,000 and $61,747,471,000, respectively.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	3,663,259	339,216	6,696,013	630,298
Issued in Lieu of Cash Distributions	446,483	41,317	711,525	66,797
Redeemed	(6,436,835)	(599,204)	(13,115,866)	(1,223,913)
Net Increase (Decrease)—Investor Shares	(2,327,093)	(218,671)	(5,708,328)	(526,818)
Admiral Shares
Issued	6,336,314	587,559	11,942,039	1,114,390
Issued in Lieu of Cash Distributions	983,763	90,914	782,810	73,488
Redeemed	(4,233,515)	(394,468)	(3,761,286)	(353,873)
Net Increase (Decrease)—Admiral Shares	3,086,562	284,005	8,963,563	834,005
Signal Shares
Issued	5,082,723	471,252	3,777,846	355,374
Issued in Lieu of Cash Distributions	325,731	30,093	295,468	27,753
Redeemed	(3,659,062)	(338,831)	(3,913,614)	(367,943)
Net Increase (Decrease)—Signal Shares	1,749,392	162,514	159,700	15,184
Institutional Shares
Issued	8,191,392	758,447	9,066,632	852,560
Issued in Lieu of Cash Distributions	751,170	69,442	707,590	66,393
Redeemed	(7,339,881)	(681,446)	(5,412,780)	(508,354)
Net Increase (Decrease)—Institutional Shares	1,602,681	146,443	4,361,442	410,599

31

Total Bond Market Index Fund

	Year Ended December 31,
	2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Plus Shares
Issued	4,901,805	455,377	3,762,449	352,823
Issued in Connection with Acquisition of
Institutional Total Bond Market Index Fund	—	—	4,235,240	403,613
Issued in Lieu of Cash Distributions	289,337	26,719	174,330	16,321
Redeemed	(2,393,827)	(219,954)	(1,842,106)	(172,903)
Net Increase (Decrease)—Institutional Plus Shares	2,797,315	262,142	6,329,913	599,854
ETF Shares
Issued	5,340,473	64,600	2,861,499	35,500
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(177,804)	(2,200)	(192,797)	(2,400)
Net Increase (Decrease)—ETF Shares	5,162,669	62,400	2,668,702	33,100

G. As of the close of business on February 5, 2010, the fund acquired all the net assets of Vanguard Institutional Total Bond Market Index Fund pursuant to a plan of reorganization approved by the funds’ board of trustees. The acquisition was accomplished by a tax-free exchange of 403,613,000 shares of the fund for 80,272,000 shares of Institutional Total Bond Market Index Fund outstanding as of the close of business on February 5, 2010. Shares of Institutional Total Bond Market Index Fund were exchanged for new Institutional Plus Shares of the fund. The Institutional Total Bond Market Index Fund’s net assets as of the close of business on February 5, 2010, of $4,235,240,000, including $134,921,000 of unrealized appreciation, were combined with the fund’s net assets. The net assets of the fund immediately before the acquisition were $70,363,886,000. The net assets of the fund immediately following the acquisition were $74,599,126,000.

H. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

32

Short-Term Bond Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VBISX	VBIRX	VBSSX	VBITX	VBIPX	BSV
Expense Ratio[1]	0.22%	0.11%	0.11%	0.07%	0.05%	0.11%
30-Day SEC Yield	0.75%	0.86%	0.86%	0.90%	0.92%	0.86%

Financial Attributes

		Barclays
		1–5 Year
		Gov/	Spliced
		Credit	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index

Number of Bonds	1,339	2,424	7,854

Yield to Maturity
(before expenses)	0.9%	1.0%	2.2%

Average Coupon	2.4%	2.6%	4.0%

Average Duration	2.7 years	2.7 years	5.1 years

Average Effective
Maturity	2.8 years	2.8 years	7.3 years

Short-Term
Reserves	0.4%	—	—

Sector Diversification (% of portfolio)
Finance	9.3%
Foreign	7.5
Government Mortgage-Backed	0.1
Industrial	10.6
Treasury/Agency	70.1
Utilities	1.4
Other	1.0

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Spliced
	Barclays	Spliced
	1–5 Year	Barclays
	Gov/Credit	Aggregate
	FA Index	FA Index
R-Squared	0.98	0.74
Beta	1.03	0.52

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	2.0%
1 - 3 Years	58.6
3 - 5 Years	39.4

Distribution by Credit Quality (% of portfolio)
U.S. Government	70.1%
Aaa	3.1
Aa	7.8
A	12.0
Baa	7.0
For information about these ratings, see the Glossary entry for Credit Quality.

1 The fund expense ratios shown are from the prospectuses dated April 26, 2011 (for Investor, Admiral, Signal, and ETF Shares), and September 27, 2011 (for Institutional and Institutional Plus Shares). They represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares (annualized since inception), 0.05% for Institutional Plus Shares (annualized since inception), and 0.11% for ETF Shares.

33

Short-Term Bond Index Fund

Investment Focus

34

Short-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2011
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Short-Term Bond Index Fund Investor
	Shares	2.96%	4.75%	4.02%	$14,834
••••••••	Spliced Barclays Capital U.S.
	Aggregate Float Adjusted Index	7.92	6.52	5.79	17,555

– – – –	Spliced Barclays Capital U.S. 1–5
	Year Government/Credit Float
	Adjusted Index	3.13	4.84	4.30	15,237
	Spliced 1–5 Year Investment-Grade
	Debt Funds Average	2.22	3.02	3.04	13,489

Spliced Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 1–5 Year Government/Credit Bond
Index through December 31, 2009; Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index thereafter.
Spliced 1–5 Year Investment-Grade Debt Funds Average: Based on average returns for 1–5 Year U.S. Government Funds through December
31, 2001, and average returns for 1–5 Year Investment-Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

35

Short-Term Bond Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Short-Term Bond Index Fund Admiral Shares	3.08%	4.85%	4.10%	$14,952
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	7.92	6.52	5.79	17,555
Spliced Barclays Capital U.S. 1–5 Year
Government/Credit Float Adjusted Index	3.13	4.84	4.30	15,237

		Since	Final Value
	One	Inception	of a $10,000
	Year	(3/30/2007)	Investment
Short-Term Bond Index Fund Signal Shares	3.08%	4.77%	$12,479
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	7.92	6.53	13,513
Spliced Barclays Capital U.S. 1–5 Year
Government/Credit Float Adjusted Index	3.13	4.75	12,470
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

	Total Returns
	Period Ended December 31, 2011

	Since	Final Value
	Inception	of a $5,000,000
	(9/27/2011)	Investment
Short-Term Bond Index Fund Institutional
Shares	0.47%	$5,023,256
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	1.55	5,077,294
Barclays Capital U.S. 1–5 Year
Government/Credit Float Adjusted Index	0.40	5,020,171
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

	Since	Final Value
	Inception	of a $100,000,000
	(9/29/2011)	Investment
Short-Term Bond Index Fund Institutional Plus
Shares	0.47%	$100,470,605
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	1.27	101,273,185
Barclays Capital U.S. 1–5 Year
Government/Credit Float Adjusted Index	0.40	100,395,888
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

36

Short-Term Bond Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(4/3/2007)	Investment
Short-Term Bond Index Fund
ETF Shares Net Asset Value	3.04%	4.77%	$12,475
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	7.92	6.55	13,515
Spliced Barclays Capital U.S. 1–5 Year
Government/Credit Float Adjusted Index	3.13	4.77	12,474
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares:April 3, 2007 , Through December 31, 2011

		Since
	One	Inception
	Year	(4/3/2007)
Short-Term Bond Index Fund
ETF Shares Market Price	2.97%	24.78%
Short-Term Bond Index Fund
ETF Shares Net Asset Value	3.04	24.75
Spliced Barclays Capital U.S. 1–5 Year
Government/Credit Float Adjusted Index	3.13	24.74
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

37

Short-Term Bond Index Fund

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

				Spliced
				Barclays
				1–5 Year
				Gov/Credit
	Investor Shares			FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	4.60%	1.50%	6.10%	8.12%
2003	3.22	0.15	3.37	3.35
2004	2.98	-1.28	1.70	1.85
2005	3.48	-2.17	1.31	1.44
2006	4.39	-0.30	4.09	4.22
2007	4.79	2.43	7.22	7.27
2008	3.95	1.48	5.43	5.12
2009	2.91	1.37	4.28	4.62
2010	2.22	1.70	3.92	4.08
2011	1.85	1.11	2.96	3.13

Spliced Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 1–5 Year Government/Credit Bond
Index through December 31, 2009; Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index thereafter.

38

Short-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	0.375%	7/31/13	466,885	467,978	2.0%
United States Treasury Note/Bond	2.500%	3/31/15	393,068	419,172	1.8%
United States Treasury Note/Bond	2.625%	7/31/14	393,725	416,919	1.8%
United States Treasury Note/Bond	0.875%	12/31/16	400,000	400,812	1.7%
United States Treasury Note/Bond	1.750%	5/31/16	370,725	387,756	1.6%
United States Treasury Note/Bond	0.625%	4/30/13	369,825	371,907	1.6%
United States Treasury Note/Bond	2.375%	10/31/14	351,860	371,708	1.6%
United States Treasury Note/Bond	0.875%	11/30/16	365,500	366,699	1.6%
United States Treasury Note/Bond	0.250%	10/31/13	327,095	327,147	1.4%
United States Treasury Note/Bond	1.875%	4/30/14	276,005	286,054	1.2%
United States Treasury Note/Bond	1.250%	10/31/15	274,925	281,971	1.2%
United States Treasury Note/Bond	0.625%	2/28/13	279,505	280,947	1.2%
United States Treasury Note/Bond	1.000%	9/30/16	277,030	279,975	1.2%
United States Treasury Note/Bond	1.000%	10/31/16	273,285	275,974	1.2%
United States Treasury Note/Bond	1.875%	2/28/14	262,020	270,944	1.1%
United States Treasury Note/Bond	2.250%	5/31/14	253,755	265,451	1.1%
United States Treasury Note/Bond	2.125%	11/30/14	250,135	262,759	1.1%
United States Treasury Note/Bond	2.625%	6/30/14	242,870	256,684	1.1%
United States Treasury Note/Bond	0.750%	3/31/13	254,693	256,445	1.1%
United States Treasury Note/Bond	2.375%	3/31/16	235,947	252,720	1.1%
United States Treasury Note/Bond	1.750%	3/31/14	241,500	249,424	1.1%
United States Treasury Note/Bond	3.625%	5/15/13	237,100	248,066	1.0%
United States Treasury Note/Bond	1.375%	2/15/13	241,618	244,827	1.0%
United States Treasury Note/Bond	1.375%	11/30/15	233,650	240,769	1.0%
United States Treasury Note/Bond	1.500%	6/30/16	226,120	233,858	1.0%
United States Treasury Note/Bond	0.500%	5/31/13	232,625	233,569	1.0%
United States Treasury Note/Bond	1.875%	6/30/15	215,453	225,788	1.0%
United States Treasury Note/Bond	2.000%	4/30/16	213,180	225,137	1.0%
United States Treasury Note/Bond	2.375%	2/28/15	210,482	223,374	0.9%
United States Treasury Note/Bond	0.375%	6/30/13	201,670	202,142	0.9%

39

Short-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	0.125%	8/31/13	200,110	199,798	0.8%
United States Treasury Note/Bond	1.125%	6/15/13	193,978	196,494	0.8%
United States Treasury Note/Bond	0.125%	12/31/13	189,085	188,643	0.8%
United States Treasury Note/Bond	2.125%	2/29/16	173,480	184,133	0.8%
United States Treasury Note/Bond	2.125%	12/31/15	171,800	182,242	0.8%
United States Treasury Note/Bond	1.375%	3/15/13	178,228	180,762	0.8%
United States Treasury Note/Bond	1.750%	4/15/13	177,045	180,558	0.8%
United States Treasury Note/Bond	1.500%	7/31/16	165,825	171,448	0.7%
United States Treasury Note/Bond	0.250%	11/30/13	165,270	165,321	0.7%
United States Treasury Note/Bond	1.000%	8/31/16	154,320	156,031	0.7%
United States Treasury Note/Bond	1.750%	7/31/15	144,035	150,360	0.6%
United States Treasury Note/Bond	0.625%	7/15/14	142,115	143,204	0.6%
United States Treasury Note/Bond	2.375%	9/30/14	135,155	142,630	0.6%
United States Treasury Note/Bond	2.750%	10/31/13	132,705	138,739	0.6%
United States Treasury Note/Bond	4.500%	2/15/16	119,158	137,796	0.6%
United States Treasury Note/Bond	0.750%	6/15/14	134,035	135,480	0.6%
United States Treasury Note/Bond	3.125%	9/30/13	127,345	133,733	0.6%
United States Treasury Note/Bond	0.500%	10/15/14	130,355	130,905	0.5%
United States Treasury Note/Bond	4.250%	8/15/13	110,525	117,691	0.5%
United States Treasury
Note/Bond	0.250%–11.250%	2/15/13–11/15/16	1,892,806	1,991,074	8.5%
				13,854,018	59.0%
Agency Bonds and Notes
1 Federal Home Loan
Bank of Chicago	5.625%	6/13/16	4,325	4,874	0.0%
1 Federal Home Loan Banks	0.375%–5.500%	12/14/12–12/16/16	608,980	630,409	2.7%
2 Federal Home Loan
Mortgage Corp.	4.500%	7/15/13	116,495	124,043	0.5%
2 Federal Home Loan
Mortgage Corp.	0.375%–5.500%	12/28/12–8/25/16	753,025	783,431	3.3%
2 Federal National
Mortgage Assn.	0.375%–5.250%	12/28/12–11/15/16	1,001,228	1,045,217	4.5%
Agency Bonds and Notes—Other †				182,589	0.8%
				2,770,563	11.8%
Total U.S. Government and Agency Obligations (Cost $16,257,432)				16,624,581	70.8%
[3]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $16,149) †				16,538	0.1%
Corporate Bonds
Finance
3 Banking †				1,571,457	6.7%
Brokerage †				43,453	0.2%
Finance Companies †				203,227	0.8%
Insurance †				250,285	1.1%
Other Finance †				14,862	0.1%
Real Estate Investment Trusts †				75,663	0.3%
				2,158,947	9.2%
Industrial
3 Basic Industry †				222,329	0.9%
Capital Goods †				243,005	1.0%
Communication †				469,052	2.0%
3 Consumer Cyclical †				251,461	1.1%
Consumer Noncyclical †				680,058	2.9%
Energy †				254,454	1.1%
Other Industrial †				1,935	0.0%

40

Short-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
Technology †				301,734	1.3%
Transportation †				48,937	0.2%
				2,472,965	10.5%
Utilities
Electric †				226,934	1.0%
Natural Gas †				102,776	0.4%
				329,710	1.4%
Total Corporate Bonds (Cost $4,865,799)				4,961,622	21.1%
Sovereign Bonds (U.S. Dollar-Denominated)
European Investment Bank	0.875%–5.125%	3/15/13–10/14/16	362,375	367,110	1.6%
4 Kreditanstalt fuer
Wiederaufbau	1.250%–5.125%	1/14/13–10/5/16	265,975	273,834	1.2%
4 Landwirtschaftliche
Rentenbank	2.125%–4.125%	3/15/13–7/15/16	35,475	37,028	0.1%
Sovereign Bonds (U.S. Dollar-Denominated)—Other †				1,045,439	4.4%
Total Sovereign Bonds (Cost $1,691,152)				1,723,411	7.3%
Taxable Municipal Bonds (Cost $28,672) †				29,540	0.1%

			Shares
Temporary Cash Investment
Money Market Fund
5 Vanguard Market Liquidity
Fund (Cost $82,183)	0.110%		82,182,802	82,183	0.3%
Total Investments (Cost $22,941,387)				23,437,875	99.7%
Other Assets and Liabilities
Other Assets				759,675	3.2%
Liabilities				(694,524)	(2.9%)
				65,151	0.3%
Net Assets				23,503,026	100.0%

At December 31, 2011, net assets consisted of:
					Amount
					($000)
Paid-in Capital					22,997,410
Undistributed Net Investment Income					—
Accumulated Net Realized Gains					9,128
Unrealized Appreciation (Depreciation)					496,488
Net Assets					23,503,026

41

Short-Term Bond Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 358,390,753 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,802,307
Net Asset Value Per Share—Investor Shares	$10.61

Admiral Shares—Net Assets
Applicable to 385,908,282 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,094,253
Net Asset Value Per Share—Admiral Shares	$10.61

Signal Shares—Net Assets
Applicable to 619,369,532 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,571,129
Net Asset Value Per Share—Signal Shares	$10.61

Institutional Shares—Net Assets
Applicable to 79,412,468 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	842,517
Net Asset Value Per Share—Institutional Shares	$10.61

Institutional Plus Shares—Net Assets
Applicable to 67,023,638 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	711,080
Net Asset Value Per Share—Institutional Plus Shares	$10.61

ETF Shares—Net Assets
Applicable to 92,600,000 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	7,481,740
Net Asset Value Per Share—ETF Shares	$80.80

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate value of these securities was $25,222,000, representing 0.1% of net assets.
4 Guaranteed by the Federal Republic of Germany.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

42

Short-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Interest[1]	447,947
Security Lending	244
Total Income	448,191
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,266
Management and Administrative—Investor Shares	7,026
Management and Administrative—Admiral Shares	3,162
Management and Administrative—Signal Shares	5,504
Management and Administrative—Institutional Shares	93
Management and Administrative—Institutional Plus Shares	49
Management and Administrative—ETF Shares	4,797
Marketing and Distribution—Investor Shares	1,235
Marketing and Distribution—Admiral Shares	830
Marketing and Distribution—Signal Shares	2,153
Marketing and Distribution—Institutional Shares	4
Marketing and Distribution—Institutional Plus Shares	3
Marketing and Distribution—ETF Shares	1,813
Custodian Fees	76
Auditing Fees	37
Shareholders’ Reports—Investor Shares	103
Shareholders’ Reports—Admiral Shares	41
Shareholders’ Reports—Signal Shares	54
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	172
Trustees’ Fees and Expenses	20
Total Expenses	28,438
Net Investment Income	419,753
Realized Net Gain (Loss) on Investment Securities Sold	161,181
Change in Unrealized Appreciation (Depreciation) of Investment Securities	67,599
Net Increase (Decrease) in Net Assets Resulting from Operations	648,533
1 Interest income from an affiliated company of the fund was $237,000.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	419,753	427,732
Realized Net Gain (Loss)	161,181	116,222
Change in Unrealized Appreciation (Depreciation)	67,599	166,484
Net Increase (Decrease) in Net Assets Resulting from Operations	648,533	710,438
Distributions
Net Investment Income
Investor Shares	(71,522)	(119,470)
Admiral Shares	(74,819)	(58,205)
Signal Shares	(143,354)	(137,808)
Institutional Shares	(2,653)	—
Institutional Plus Shares	(2,159)	—
ETF Shares	(125,246)	(112,249)
Realized Capital Gain[1]
Investor Shares	(20,538)	(19,717)
Admiral Shares	(21,641)	(15,638)
Signal Shares	(37,231)	(29,901)
Institutional Shares	(3,797)	—
Institutional Plus Shares	(1,997)	—
ETF Shares	(38,969)	(24,356)
Total Distributions	(543,926)	(517,344)
Capital Share Transactions
Investor Shares	(445,325)	(1,143,391)
Admiral Shares	309,186	1,798,801
Signal Shares	(457,452)	1,851,176
Institutional Shares	845,491	—
Institutional Plus Shares	711,890	—
ETF Shares	1,815,285	1,914,097
Net Increase (Decrease) from Capital Share Transactions	2,779,075	4,420,683
Total Increase (Decrease)	2,883,682	4,613,777
Net Assets
Beginning of Period	20,619,344	16,005,567
End of Period	23,503,026	20,619,344

1 Includes fiscal 2011 and 2010 short-term gain distributions totaling $19,656,000 and $32,306,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Short-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.55	$10.42	$10.28	$10.13	$9.89
Investment Operations
Net Investment Income	.193	.229	.293	.389	.456
Net Realized and Unrealized Gain (Loss)
on Investments	.117	.177	.141	.150	.240
Total from Investment Operations	.310	.406	.434	.539	.696
Distributions
Dividends from Net Investment Income	(.193)	(.229)	(.293)	(.389)	(.456)
Distributions from Realized Capital Gains	(.057)	(.047)	(.001)	—	—
Total Distributions	(.250)	(.276)	(.294)	(.389)	(.456)
Net Asset Value, End of Period	$10.61	$10.55	$10.42	$10.28	$10.13

Total Return[1]	2.96%	3.92%	4.28%	5.43%	7.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,802	$4,226	$5,283	$3,680	$2,773
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.22%	0.19%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.81%	2.15%	2.78%	3.79%	4.58%
Portfolio Turnover Rate[2]	67%	58%	77%	101%	79%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Short-Term Bond Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.55	$10.42	$10.28	$10.13	$9.89
Investment Operations
Net Investment Income	.205	.240	.303	.397	.464
Net Realized and Unrealized Gain (Loss)
on Investments	.117	.177	.141	.150	.240
Total from Investment Operations	.322	.417	.444	.547	.704
Distributions
Dividends from Net Investment Income	(.205)	(.240)	(.303)	(.397)	(.464)
Distributions from Realized Capital Gains	(.057)	(.047)	(.001)	—	—
Total Distributions	(.262)	(.287)	(.304)	(.397)	(.464)
Net Asset Value, End of Period	$10.61	$10.55	$10.42	$10.28	$10.13

Total Return	3.08%	4.03%	4.38%	5.51%	7.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,094	$3,766	$1,961	$1,632	$1,502
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.92%	2.26%	2.88%	3.87%	4.66%
Portfolio Turnover Rate[1]	67%	58%	77%	101%	79%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Short-Term Bond Index Fund

Financial Highlights

Signal Shares
					Mar. 30,
					2007[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.55	$10.42	$10.28	$10.13	$9.93
Investment Operations
Net Investment Income	.205	.240	.303	.397	.352
Net Realized and Unrealized Gain (Loss)
on Investments	.117	.177	.141	.150	.200
Total from Investment Operations	.322	.417	.444	.547	.552
Distributions
Dividends from Net Investment Income	(.205)	(.240)	(.303)	(.397)	(.352)
Distributions from Realized Capital Gains	(.057)	(.047)	(.001)	—	—
Total Distributions	(.262)	(.287)	(.304)	(.397)	(.352)
Net Asset Value, End of Period	$10.61	$10.55	$10.42	$10.28	$10.13

Total Return	3.08%	4.03%	4.38%	5.51%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,571	$6,987	$5,080	$3,212	$1,851
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.11%	0.10%[2]
Ratio of Net Investment Income to
Average Net Assets	1.92%	2.26%	2.88%	3.87%	4.66%[2]
Portfolio Turnover Rate[3]	67%	58%	77%	101%	79%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Short-Term Bond Index Fund

Financial Highlights

Institutional Shares
September 27, 2011[1] to
For a Share Outstanding Throughout the Period	December 31, 2011
Net Asset Value, Beginning of Period	$10.66
Investment Operations
Net Investment Income	.050
Net Realized and Unrealized Gain (Loss) on Investments	(.001)
Total from Investment Operations	.049
Distributions
Dividends from Net Investment Income	(.050)
Distributions from Realized Capital Gains	(.049)
Total Distributions	(.099)
Net Asset Value, End of Period	$10.61

Total Return	0.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$843
Ratio of Total Expenses to Average Net Assets	0.07%[2]
Ratio of Net Investment Income to Average Net Assets	1.96%[2]
Portfolio Turnover Rate[3]	67%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Short-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares
September 29, 2011[1] to
For a Share Outstanding Throughout the Period	December 31, 2011
Net Asset Value, Beginning of Period	$10.66
Investment Operations
Net Investment Income	.051
Net Realized and Unrealized Gain (Loss) on Investments	(.001)
Total from Investment Operations	.050
Distributions
Dividends from Net Investment Income	(.051)
Distributions from Realized Capital Gains	(.049)
Total Distributions	(.100)
Net Asset Value, End of Period	$10.61

Total Return	0.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$711
Ratio of Total Expenses to Average Net Assets	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	1.98%[2]
Portfolio Turnover Rate[3]	67%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Short-Term Bond Index Fund

Financial Highlights

ETF Shares
					April 3,
					2007[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$80.35	$79.35	$78.13	$76.88	$74.95
Investment Operations
Net Investment Income	1.538	1.796	2.196	2.886	2.249
Net Realized and Unrealized Gain (Loss)
on Investments	.885	1.359	1.228	1.250	1.930
Total from Investment Operations	2.423	3.155	3.424	4.136	4.179
Distributions
Dividends from Net Investment Income	(1.538)	(1.796)	(2.196)	(2.886)	(2.249)
Distributions from Realized Capital Gains	(.435)	(.359)	(.008)	—	—
Total Distributions	(1.973)	(2.155)	(2.204)	(2.886)	(2.249)
Net Asset Value, End of Period	$80.80	$80.35	$79.35	$78.13	$76.88

Total Return	3.04%	4.00%	4.44%	5.48%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,482	$5,640	$3,682	$1,149	$407
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	1.92%	2.26%	2.88%	3.88%	4.65%[2]
Portfolio Turnover Rate[3]	67%	58%	77%	101%	79%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on September 27, 2011. Institutional Plus Shares were first issued on September 29, 2011. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund has lent its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan. Effective in August 2011, the fund is no longer permitted to lend its securities.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

51

Short-Term Bond Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $3,803,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.52% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	16,624,581	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	16,538	—
Corporate Bonds	—	4,961,622	—
Sovereign Bonds	—	1,723,411	—
Taxable Municipal Bonds	—	29,540	—
Temporary Cash Investments	82,183	—	—
Total	82,183	23,355,692	—

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2010	5
Change in Unrealized Appreciation (Depreciation)	(5)
Balance as of December 31, 2011	—

52

Short-Term Bond Index Fund

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2011, the fund realized $22,637,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $20,307,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2011, the fund had short-term and long-term capital gains of $2,265,000 and $6,927,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At December 31, 2011, the cost of investment securities for tax purposes was $22,941,451,000. Net unrealized appreciation of investment securities for tax purposes was $496,424,000, consisting of unrealized gains of $535,058,000 on securities that had risen in value since their purchase and $38,634,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2011, the fund purchased $3,006,013,000 of investment securities and sold $1,920,680,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $15,137,925,000 and $13,512,092,000, respectively.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,416,207	133,421	2,903,055	274,675
Issued in Lieu of Cash Distributions	81,818	7,715	121,607	11,490
Redeemed	(1,943,350)	(183,284)	(4,168,053)	(392,385)
Net Increase (Decrease)—Investor Shares	(445,325)	(42,148)	(1,143,391)	(106,220)
Admiral Shares
Issued	1,551,618	146,202	2,942,691	276,853
Issued in Lieu of Cash Distributions	86,468	8,151	65,123	6,152
Redeemed	(1,328,900)	(125,317)	(1,209,013)	(114,221)
Net Increase (Decrease)—Admiral Shares	309,186	29,036	1,798,801	168,784

53

Short-Term Bond Index Fund

	Year Ended December 31,
	2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued	3,351,705	315,782	3,628,853	342,506
Issued in Lieu of Cash Distributions	148,504	13,999	144,523	13,653
Redeemed	(3,957,661)	(372,534)	(1,922,200)	(181,335)
Net Increase (Decrease)—Signal Shares	(457,452)	(42,753)	1,851,176	174,824
Institutional Shares[1]
Issued	890,174	83,613	—	—
Issued in Lieu of Cash Distributions	5,988	564	—	—
Redeemed	(50,671)	(4,765)	—	—
Net Increase (Decrease)—Institutional Shares	845,491	79,412	—	—
Institutional Plus Shares[1]
Issued	773,615	72,819	—	—
Issued in Lieu of Cash Distributions	3,568	336	—	—
Redeemed	(65,293)	(6,131)	—	—
Net Increase (Decrease)—Institutional Plus Shares	711,890	67,024	—	—
ETF Shares
Issued	2,584,132	31,900	2,155,920	26,800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(768,847)	(9,500)	(241,823)	(3,000)
Net Increase (Decrease)—ETF Shares	1,815,285	22,400	1,914,097	23,800
1 Inception was September 27, 2011, for Institutional Shares and September 29, 2011, for Institutional Plus Shares.

G. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

54

Intermediate-Term Bond Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VBIIX	VBILX	VIBSX	VBIMX	VBIUX	BIV
Expense Ratio[1]	0.22%	0.11%	0.11%	0.07%	0.05%	0.11%
30-Day SEC Yield	2.35%	2.46%	2.46%	2.50%	2.52%	2.46%

Financial Attributes

		Barclays
		5–10 Year
		Gov/	Spliced
		Credit	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index

Number of Bonds	1,213	1,660	7,854

Yield to Maturity
(before expenses)	2.5%	2.5%	2.2%

Average Coupon	4.5%	4.3%	4.0%

Average Duration	6.4 years	6.4 years	5.1 years

Average Effective
Maturity	7.3 years	7.3 years	7.3 years

Short-Term
Reserves	0.0%	—	—

Sector Diversification (% of portfolio)
Finance	13.0%
Foreign	6.1
Government Mortgage-Backed	0.1
Industrial	21.4
Treasury/Agency	55.0
Utilities	4.4

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Spliced
	Barclays	Spliced
	5–10 Year	Barclays
	Gov/Credit	Aggregate
	FA Index	FA Index
R-Squared	0.99	0.96
Beta	1.02	1.62

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.1%
1 - 3 Years	0.2
3 - 5 Years	2.6
5 - 10 Years	97.1

Distribution by Credit Quality (% of portfolio)
U.S. Government	55.2%
Aaa	1.4
Aa	5.7
A	18.4
Baa	19.3

For information about these ratings, see the Glossary entry for Credit Quality.

1 The fund expense ratios shown are from the prospectuses dated April 26, 2011 (for Investor, Admiral, Signal, and ETF Shares), and
September 27, 2011 (for Institutional and Institutional Plus Shares). They represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares,
0.07% for Institutional Shares, 0.05% for Institutional Plus Shares (annualized since inception), and 0.11% for ETF Shares.

55

Intermediate-Term Bond Index Fund

Investment Focus

56

Intermediate-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2011
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Intermediate-Term Bond Index Fund
	Investor Shares	10.62%	7.84%	6.63%	$19,006
••••••••	Spliced Barclays Capital U.S.
	Aggregate Float Adjusted Index	7.92	6.52	5.79	17,555

– – – –	Spliced Barclays Capital U.S. 5–10
	Year Government/Credit Float
	Adjusted Index	10.79	7.85	6.88	19,454
	Spliced Intermediate
	Investment-Grade Debt Funds
	Average	6.09	5.07	4.74	15,896

Spliced Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 5–10 Year Government/Credit Bond
Index through December 31, 2009; Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index thereafter.
Spliced Intermediate Investment-Grade Debt Funds Average: Based on average returns for Intermediate U.S. Government Funds through
December 31, 2001, and average returns for Intermediate Investment-Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

57

Intermediate-Term Bond Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Intermediate-Term Bond Index Fund Admiral
Shares	10.74%	7.95%	6.72%	$19,157
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	7.92	6.52	5.79	17,555
Spliced Barclays Capital U.S. 5–10 Year
Government/Credit Float Adjusted Index	10.79	7.85	6.88	19,454

		Since	Final Value
	One	Inception	of a $10,000
	Year	(6/4/2007)	Investment
Intermediate-Term Bond Index Fund Signal
Shares	10.74%	8.51%	$14,533
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	7.92	6.88	13,560
Spliced Barclays Capital U.S. 5–10 Year
Government/Credit Float Adjusted Index	10.79	8.41	14,467
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $25,000,000
	Year	Years	(1/26/2006)	Investment
Intermediate-Term Bond Index Fund
Institutional Shares	10.78%	7.99%	7.47%	$38,315,213
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	7.92	6.52	6.24	35,798,554
Spliced Barclays Capital U.S. 5–10 Year
Government/Credit Float Adjusted Index	10.79	7.85	7.31	37,984,658
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

	Total Returns
	Period Ended December 31, 2011

	Since	Final Value
	Inception	of a $100,000,000
	(11/30/2011)	Investment
Intermediate-Term Bond Index Fund
Institutional Plus Shares	1.84%	$101,836,151
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	1.13	101,126,146
Barclays Capital U.S. 5–10 Year
Government/Credit Float Adjusted Index	1.71	101,706,926
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

58

Intermediate-Term Bond Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(4/3/2007)	Investment
Intermediate-Term Bond Index Fund
ETF Shares Net Asset Value	10.62%	8.03%	$14,426
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	7.92	6.55	13,515
Spliced Barclays Capital U.S. 5–10 Year
Government/Credit Float Adjusted Index	10.79	7.93	14,366
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares:April 3, 2007 , Through December 31, 2011

		Since
	One	Inception
	Year	(4/3/2007)
Intermediate-Term Bond Index Fund
ETF Shares Market Price	11.09%	44.66%
Intermediate-Term Bond Index Fund
ETF Shares Net Asset Value	10.62	44.26
Spliced Barclays Capital U.S. 5–10 Year
Government/Credit Float Adjusted Index	10.79	43.66
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

59

Intermediate-Term Bond Index Fund

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

				Spliced
				Barclays
				5–10 Year
				Gov/Credit
	Investor Shares			FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	6.19%	4.66%	10.85%	13.03%
2003	5.05	0.60	5.65	5.97
2004	4.87	0.35	5.22	5.30
2005	4.64	-2.89	1.75	1.83
2006	4.97	-1.06	3.91	3.81
2007	5.17	2.44	7.61	7.55
2008	4.93	0.00	4.93	5.06
2009	4.69	2.10	6.79	6.50
2010	4.26	5.11	9.37	9.44
2011	4.01	6.61	10.62	10.79

Spliced Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 5–10 Year Government/Credit Bond
Index through December 31, 2009; Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index thereafter.

60

Intermediate-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	3.625%	2/15/20	418,952	485,787	3.5%
United States Treasury Note/Bond	3.375%	11/15/19	405,489	462,193	3.4%
United States Treasury Note/Bond	3.625%	8/15/19	390,915	452,668	3.3%
United States Treasury Note/Bond	3.125%	5/15/19	394,410	442,169	3.2%
United States Treasury Note/Bond	3.500%	5/15/20	368,735	424,104	3.1%
United States Treasury Note/Bond	2.000%	11/15/21	367,880	371,905	2.7%
United States Treasury Note/Bond	2.125%	8/15/21	359,333	368,316	2.7%
United States Treasury Note/Bond	3.750%	11/15/18	288,580	335,699	2.4%
United States Treasury Note/Bond	2.625%	8/15/20	267,160	288,116	2.1%
United States Treasury Note/Bond	3.625%	2/15/21	246,010	285,563	2.1%
United States Treasury Note/Bond	4.000%	8/15/18	236,985	279,088	2.0%
United States Treasury Note/Bond	3.125%	5/15/21	245,788	274,361	2.0%
United States Treasury Note/Bond	2.750%	2/15/19	188,060	205,984	1.5%
United States Treasury Note/Bond	4.750%	8/15/17	167,660	201,900	1.5%
United States Treasury Note/Bond	3.250%	12/31/16	175,905	196,437	1.4%
United States Treasury Note/Bond	3.500%	2/15/18	164,640	187,767	1.4%
United States Treasury Note/Bond	3.875%	5/15/18	152,280	177,644	1.3%
United States Treasury Note/Bond	4.500%	5/15/17	130,410	154,678	1.1%
United States Treasury Note/Bond	3.125%	1/31/17	134,845	149,931	1.1%
United States Treasury Note/Bond	8.750%	5/15/17	83,070	117,103	0.8%
United States Treasury Note/Bond	2.625%	11/15/20	106,362	114,489	0.8%
United States Treasury Note/Bond	3.250%	3/31/17	95,065	106,458	0.8%
United States Treasury Note/Bond	4.625%	2/15/17	88,640	105,191	0.8%
United States Treasury Note/Bond	3.000%	2/28/17	94,460	104,481	0.8%
United States Treasury Note/Bond	8.875%	8/15/17	71,285	102,060	0.7%
United States Treasury Note/Bond	8.875%	2/15/19	51,850	78,618	0.6%
United States Treasury Note/Bond	7.500%	11/15/16	51,995	68,577	0.5%
United States Treasury Note/Bond	2.750%	11/30/16	60,000	65,513	0.5%
United States Treasury Note/Bond	1.875%	10/31/17	60,400	63,165	0.5%
United States Treasury Note/Bond	2.750%	5/31/17	50,595	55,378	0.4%
United States Treasury Note/Bond	1.875%	9/30/17	49,335	51,594	0.4%

61

Intermediate-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	8.750%	5/15/20	31,875	49,904	0.4%
United States Treasury Note/Bond	2.500%	6/30/17	43,475	47,028	0.3%
United States Treasury Note/Bond	8.125%	5/15/21	30,000	46,664	0.3%
United States Treasury Note/Bond	8.000%	11/15/21	24,375	38,086	0.3%
United States Treasury Note/Bond	1.750%	10/31/18	34,320	35,323	0.3%
United States Treasury Note/Bond	3.125%	4/30/17	26,060	29,028	0.2%
United States Treasury
Note/Bond	0.875%–8.750%	11/30/16–8/15/20	84,950	97,916	0.7%
				7,120,886	51.9%
Agency Bonds and Notes
1 Federal Home Loan Banks	4.875%	5/17/17	26,265	31,267	0.2%
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	53,010	60,543	0.4%
2 Federal National Mortgage Assn.	5.000%	2/13/17	45,625	54,062	0.4%
Agency Bonds and Notes—Other †				230,933	1.7%
				376,805	2.7%
Total U.S. Government and Agency Obligations (Cost $6,793,477)				7,497,691	54.6%
[3]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,461) †				7,890	0.1%
Corporate Bonds
Finance
Banking
Bank of America Corp.	5.650%	5/1/18	27,795	26,407	0.2%
Bank of America Corp.	5.420%–7.625%	3/15/17–1/5/21	61,720	58,434	0.4%
Bank of America NA	5.300%–6.100%	3/15/17–6/15/17	15,550	14,171	0.1%
Bear Stearns Cos. LLC	5.550%–7.250%	1/22/17–2/1/18	32,375	35,584	0.3%
JPMorgan Chase & Co.	6.000%	1/15/18	25,625	28,713	0.2%
JPMorgan Chase & Co.	4.250%–6.300%	6/27/17–8/15/21	82,048	85,425	0.6%
JPMorgan Chase Bank NA	6.000%	10/1/17	6,525	6,972	0.1%
Merrill Lynch & Co. Inc.	6.875%	4/25/18	31,850	31,395	0.2%
Merrill Lynch & Co. Inc.	5.700%–6.500%	5/2/17–7/15/18	21,450	20,386	0.2%
3 Banking—Other †				813,853	5.9%
Brokerage †				50,756	0.4%
Finance Companies
4 GE Capital Trust I	6.375%	11/15/67	425	419	0.0%
General Electric
Capital Corp.	5.625%	5/1/18	43,775	48,934	0.4%
4 General Electric
Capital Corp.	4.375%–6.375%	2/15/17–11/15/67	70,950	75,294	0.5%
Finance Companies—Other †				37,951	0.3%
Insurance †				290,199	2.1%
Other Finance †				4,535	0.0%
Real Estate Investment Trusts †				145,715	1.0%
				1,775,143	12.9%
Industrial
3 Basic Industry †				329,310	2.4%
Capital Goods
General Electric Co.	5.250%	12/6/17	18,925	21,764	0.2%
Capital Goods—Other †				281,350	2.0%
3 Communication †				472,939	3.5%
Consumer Cyclical †				262,791	1.9%
Consumer Noncyclical
Altria Group Inc.	9.700%	11/10/18	22,400	30,159	0.2%
Pfizer Inc.	6.200%	3/15/19	21,000	25,965	0.2%
3 Consumer Noncyclical—Other †				711,461	5.2%

62

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
3	Energy †				360,648	2.6%
	Other Industrial †				5,508	0.1%
	Technology
	International Business
	Machines Corp.	5.700%	9/14/17	25,725	31,165	0.2%
	Technology—Other †				228,734	1.7%
	Transportation †				112,139	0.8%
					2,873,933	21.0%
Utilities
	Electric †				359,866	2.6%
3	Natural Gas †				225,090	1.6%
	Other Utility †				8,508	0.1%
					593,464	4.3%
Total Corporate Bonds (Cost $4,849,691)					5,242,540	38.2%
Sovereign Bonds (U.S. Dollar-Denominated)
	Brazilian Government
	International Bond	6.000%	1/17/17	33,125	38,789	0.3%
5	Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	26,175	26,934	0.2%
5	Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	22,200	25,609	0.2%
	Sovereign Bonds (U.S. Dollar-Denominated)—Other †				715,985	5.2%
Total Sovereign Bonds (Cost $745,746)					807,317	5.9%
Taxable Municipal Bonds (Cost $38,766) †					42,288	0.3%

				Shares
Temporary Cash Investment
Money Market Fund
6	Vanguard Market Liquidity
	Fund (Cost $516)	0.110%		516,000	516	0.0%
Total Investments (Cost $12,435,657)					13,598,242	99.1%
Other Assets and Liabilities
Other Assets					388,261	2.9%
Liabilities					(270,889)	(2.0%)
					117,372	0.9%
Net Assets					13,715,614	100.0%

At December 31, 2011, net assets consisted of:
						Amount
						($000)
Paid-in Capital						12,510,552
Undistributed Net Investment Income						—
Accumulated Net Realized Gains						42,477
Unrealized Appreciation (Depreciation)						1,162,585
Net Assets						13,715,614

63

Intermediate-Term Bond Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 180,938,283 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,128,947
Net Asset Value Per Share—Investor Shares	$11.77

Admiral Shares—Net Assets
Applicable to 452,122,246 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,319,739
Net Asset Value Per Share—Admiral Shares	$11.77

Signal Shares—Net Assets
Applicable to 228,662,728 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,690,479
Net Asset Value Per Share—Signal Shares	$11.77

Institutional Shares—Net Assets
Applicable to 58,527,117 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	688,639
Net Asset Value Per Share—Institutional Shares	$11.77

Institutional Plus Shares—Net Assets
Applicable to 9,090,362 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	106,959
Net Asset Value Per Share—Institutional Plus Shares	$11.77

ETF Shares—Net Assets
Applicable to 32,100,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,780,851
Net Asset Value Per Share—ETF Shares	$86.63

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate value of these securities was $31,089,000, representing 0.2% of net assets.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Guaranteed by the Federal Republic of Germany.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

64

Intermediate-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Interest[1]	481,974
Security Lending	10
Total Income	481,984
Expenses
The Vanguard Group—Note B
Investment Advisory Services	706
Management and Administrative—Investor Shares	3,717
Management and Administrative—Admiral Shares	4,074
Management and Administrative—Signal Shares	1,885
Management and Administrative—Institutional Shares	248
Management and Administrative—Institutional Plus Shares	4
Management and Administrative—ETF Shares	1,583
Marketing and Distribution—Investor Shares	693
Marketing and Distribution—Admiral Shares	828
Marketing and Distribution—Signal Shares	719
Marketing and Distribution—Institutional Shares	209
Marketing and Distribution—Institutional Plus Shares	—
Marketing and Distribution—ETF Shares	608
Custodian Fees	53
Auditing Fees	49
Shareholders’ Reports—Investor Shares	51
Shareholders’ Reports—Admiral Shares	49
Shareholders’ Reports—Signal Shares	14
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	88
Trustees’ Fees and Expenses	12
Total Expenses	15,591
Net Investment Income	466,393
Realized Net Gain (Loss) on Investment Securities Sold	238,153
Change in Unrealized Appreciation (Depreciation) of Investment Securities	535,808
Net Increase (Decrease) in Net Assets Resulting from Operations	1,240,354
1 Interest income from an affiliated company of the fund was $72,000.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	466,393	464,081
Realized Net Gain (Loss)	238,153	186,892
Change in Unrealized Appreciation (Depreciation)	535,808	332,922
Net Increase (Decrease) in Net Assets Resulting from Operations	1,240,354	983,895
Distributions
Net Investment Income
Investor Shares	(77,381)	(147,036)
Admiral Shares	(181,606)	(127,762)
Signal Shares	(96,157)	(87,883)
Institutional Shares	(27,725)	(29,471)
Institutional Plus Shares	(316)	—
ETF Shares	(83,208)	(71,929)
Realized Capital Gain[1]
Investor Shares	(31,849)	(12,061)
Admiral Shares	(77,555)	(23,457)
Signal Shares	(40,161)	(11,415)
Institutional Shares	(10,036)	(2,760)
Institutional Plus Shares	(1,204)	—
ETF Shares	(39,173)	(9,936)
Total Distributions	(666,371)	(523,710)
Capital Share Transactions
Investor Shares	(344,657)	(1,327,513)
Admiral Shares	474,019	2,063,519
Signal Shares	313,577	252,608
Institutional Shares	69,153	27,623
Institutional Plus Shares	107,021	—
ETF Shares	752,115	637,745
Net Increase (Decrease) from Capital Share Transactions	1,371,228	1,653,982
Total Increase (Decrease)	1,945,211	2,114,167
Net Assets
Beginning of Period	11,770,403	9,656,236
End of Period	13,715,614	11,770,403
1 Includes fiscal 2011 and 2010 short-term gain distributions totaling $15,745,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

66

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.21	$10.72	$10.50	$10.50	$10.25
Investment Operations
Net Investment Income	.425	.448	.474	.498	.507
Net Realized and Unrealized Gain (Loss)
on Investments	.738	.547	.220	—	.250
Total from Investment Operations	1.163	.995	.694	.498	.757
Distributions
Dividends from Net Investment Income	(.425)	(.448)	(.474)	(.498)	(.507)
Distributions from Realized Capital Gains	(.178)	(.057)	—	—	—
Total Distributions	(.603)	(.505)	(.474)	(.498)	(.507)
Net Asset Value, End of Period	$11.77	$11.21	$10.72	$10.50	$10.50

Total Return[1]	10.62%	9.37%	6.79%	4.93%	7.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,129	$2,378	$3,479	$3,318	$3,020
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.22%	0.19%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.65%	3.97%	4.50%	4.81%	4.74%
Portfolio Turnover Rate[2]	61%	46%	72%	89%	72%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

67

Intermediate-Term Bond Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.21	$10.72	$10.50	$10.50	$10.25
Investment Operations
Net Investment Income	.437	.461	.485	.506	.515
Net Realized and Unrealized Gain (Loss)
on Investments	.738	.547	.220	—	.250
Total from Investment Operations	1.175	1.008	.705	.506	.765
Distributions
Dividends from Net Investment Income	(.437)	(.461)	(.485)	(.506)	(.515)
Distributions from Realized Capital Gains	(.178)	(.057)	—	—	—
Total Distributions	(.615)	(.518)	(.485)	(.506)	(.515)
Net Asset Value, End of Period	$11.77	$11.21	$10.72	$10.50	$10.50

Total Return	10.74%	9.49%	6.89%	5.01%	7.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,320	$4,623	$2,508	$2,458	$2,308
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.76%	4.08%	4.60%	4.89%	4.82%
Portfolio Turnover Rate[1]	61%	46%	72%	89%	72%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

68

Intermediate-Term Bond Index Fund

Financial Highlights

Signal Shares
					June 4,
					2007[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.21	$10.72	$10.50	$10.50	$10.12
Investment Operations
Net Investment Income	.437	.461	.485	.506	.297
Net Realized and Unrealized Gain (Loss)
on Investments	.738	.547	.220	—	.380
Total from Investment Operations	1.175	1.008	.705	.506	.677
Distributions
Dividends from Net Investment Income	(.437)	(.461)	(.485)	(.506)	(.297)
Distributions from Realized Capital Gains	(.178)	(.057)	—	—	—
Total Distributions	(.615)	(.518)	(.485)	(.506)	(.297)
Net Asset Value, End of Period	$11.77	$11.21	$10.72	$10.50	$10.50

Total Return	10.74%	9.49%	6.89%	5.01%	6.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,690	$2,255	$1,918	$1,720	$1,443
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.11%	0.10%[2]
Ratio of Net Investment Income to
Average Net Assets	3.76%	4.08%	4.60%	4.89%	4.82%[2]
Portfolio Turnover Rate[3]	61%	46%	72%	89%	72%
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

69

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.21	$10.72	$10.50	$10.50	$10.25
Investment Operations
Net Investment Income	.442	.465	.490	.510	.518
Net Realized and Unrealized Gain (Loss)
on Investments	.738	.547	.220	—	.250
Total from Investment Operations	1.180	1.012	.710	.510	.768
Distributions
Dividends from Net Investment Income	(.442)	(.465)	(.490)	(.510)	(.518)
Distributions from Realized Capital Gains	(.178)	(.057)	—	—	—
Total Distributions	(.620)	(.522)	(.490)	(.510)	(.518)
Net Asset Value, End of Period	$11.77	$11.21	$10.72	$10.50	$10.50

Total Return	10.78%	9.53%	6.95%	5.05%	7.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$689	$582	$522	$508	$271
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	3.80%	4.12%	4.65%	4.93%	4.85%
Portfolio Turnover Rate[1]	61%	46%	72%	89%	72%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares
November 30, 2011[1] to
For a Share Outstanding Throughout the Period	December 31, 2011
Net Asset Value, Beginning of Period	$11.73
Investment Operations
Net Investment Income	.072
Net Realized and Unrealized Gain (Loss) on Investments	.178
Total from Investment Operations	.250
Distributions
Dividends from Net Investment Income	(.072)
Distributions from Realized Capital Gains	(.138)
Total Distributions	(.210)
Net Asset Value, End of Period	$11.77

Total Return	1.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$107
Ratio of Total Expenses to Average Net Assets	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	3.82%[2]
Portfolio Turnover Rate[3]	61%
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Intermediate-Term Bond Index Fund

Financial Highlights

ETF Shares
					April 3,
					2007[1] to
	Year Ended December 31,
For a Share Outstanding					Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$82.56	$78.85	$77.19	$76.96	$74.90
Investment Operations
Net Investment Income	3.183	3.326	3.474	3.537	2.389
Net Realized and Unrealized Gain (Loss)
on Investments	5.383	4.131	1.660	.230	2.060
Total from Investment Operations	8.566	7.457	5.134	3.767	4.449
Distributions
Dividends from Net Investment Income	(3.183)	(3.326)	(3.474)	(3.537)	(2.389)
Distributions from Realized Capital Gains	(1.313)	(.421)	—	—	—
Total Distributions	(4.496)	(3.747)	(3.474)	(3.537)	(2.389)
Net Asset Value, End of Period	$86.63	$82.56	$78.85	$77.19	$76.96

Total Return	10.62%	9.55%	6.82%	5.07%	6.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,781	$1,932	$1,230	$617	$169
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	3.76%	4.08%	4.60%	4.90%	4.81%[2]
Portfolio Turnover Rate[3]	61%	46%	72%	89%	72%
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

72

Intermediate-Term Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Plus Shares were first issued on November 30, 2011. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund has lent its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan. Effective in August 2011, the fund is no longer permitted to lend its securities.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

73

Intermediate-Term Bond Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $2,186,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.87% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	7,497,691	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,890	—
Corporate Bonds	—	5,242,540	—
Sovereign Bonds	—	807,317	—
Taxable Municipal Bonds	—	42,288	—
Temporary Cash Investments	516	—	—
Total	516	13,597,726	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2011, the fund realized $5,932,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $23,215,000 from accumulated net realized gains to paid-in capital.

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Intermediate-Term Bond Index Fund

For tax purposes, at December 31, 2011, the fund had short-term and long-term capital gains of $3,522,000 and $40,362,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At December 31, 2011, the cost of investment securities for tax purposes was $12,437,064,000. Net unrealized appreciation of investment securities for tax purposes was $1,161,178,000, consisting of unrealized gains of $1,193,268,000 on securities that had risen in value since their purchase and $32,090,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2011, the fund purchased $2,432,997,000 of investment securities and sold $1,442,206,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $6,326,053,000 and $6,136,328,000, respectively.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	739,902	64,106	1,550,630	138,036
Issued in Lieu of Cash Distributions	98,081	8,511	140,493	12,482
Redeemed	(1,182,640)	(103,745)	(3,018,636)	(263,051)
Net Increase (Decrease)—Investor Shares	(344,657)	(31,128)	(1,327,513)	(112,533)
Admiral Shares
Issued	1,207,076	104,397	2,830,131	246,233
Issued in Lieu of Cash Distributions	225,793	19,571	128,040	11,366
Redeemed	(958,850)	(84,074)	(894,652)	(79,420)
Net Increase (Decrease)—Admiral Shares	474,019	39,894	2,063,519	178,179
Signal Shares
Issued	1,307,048	114,078	760,453	67,537
Issued in Lieu of Cash Distributions	110,096	9,543	75,419	6,698
Redeemed	(1,103,567)	(96,071)	(583,264)	(52,041)
Net Increase (Decrease)—Signal Shares	313,577	27,550	252,608	22,194
Institutional Shares
Issued	421,011	36,793	389,116	35,259
Issued in Lieu of Cash Distributions	32,795	2,844	27,385	2,425
Redeemed	(384,653)	(32,997)	(388,878)	(34,465)
Net Increase (Decrease)—Institutional Shares	69,153	6,640	27,623	3,219

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Intermediate-Term Bond Index Fund

	Year Ended December 31,
	2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Plus Shares[1]
Issued	105,733	8,980	—	—
Issued in Lieu of Cash Distributions	1,520	130	—	—
Redeemed	(232)	(20)	—	—
Net Increase (Decrease)—Institutional Plus Shares	107,021	9,090	—	—
ETF Shares
Issued	843,294	9,800	838,464	10,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(91,179)	(1,100)	(200,719)	(2,400)
Net Increase (Decrease)—ETF Shares	752,115	8,700	637,745	7,800
1 Inception was November 30, 2011, for Institutional Plus Shares.

G. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

76

Long-Term Bond Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Investor	Institutional	Institutional
	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VBLTX	VBLLX	VBLIX	BLV
Expense Ratio[1]	0.22%	0.07%	0.05%	0.11%
30-Day SEC Yield	3.81%	3.96%	3.98%	3.92%

Financial Attributes

		Barclays
		Long
		Gov/	Spliced
		Credit	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index

Number of Bonds	1,212	1,530	7,854

Yield to Maturity
(before expenses)	3.9%	4.0%	2.2%

Average Coupon	5.8%	5.7%	4.0%

Average Duration	14.4 years	14.4 years	5.1 years

Average Effective
Maturity	24.2 years	24.4 years	7.3 years

Short-Term
Reserves	0.3%	—	—

Sector Diversification (% of portfolio)
Asset-Backed	0.1%
Finance	8.2
Foreign	5.3
Industrial	26.6
Treasury/Agency	46.4
Utilities	7.2
Other	6.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Spliced
	Barclays	Spliced
	Long	Barclays
	Gov/Credit	Aggregate
	FA Index	FA Index
R-Squared	0.99	0.69
Beta	1.04	2.77

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.1%
3 - 5 Years	0.3
5 - 10 Years	0.9
10 - 20 Years	26.1
20 - 30 Years	70.9
Over 30 Years	1.7

Distribution by Credit Quality (% of portfolio)
U.S. Government	46.5%
Aaa	1.5
Aa	8.1
A	21.5
Baa	22.4

For information about these ratings, see the Glossary entry for Credit Quality.

1 The fund expense ratios shown are from the prospectuses dated April 26, 2011 (for Investor and ETF Shares), and September 27, 2011 (for Institutional and Institutional Plus Shares). They represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.22% for Investor Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares (annualized since inception), and 0.11% for ETF Shares.

77

Long-Term Bond Index Fund

Investment Focus

78

Long-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2011
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Long-Term Bond Index Fund Investor
	Shares	22.06%	9.66%	8.41%	$22,429
••••••••	Spliced Barclays Capital U.S.
	Aggregate Float Adjusted Index	7.92	6.52	5.79	17,555

– – – –	Spliced Barclays Capital U.S. Long
	Government/Credit Float Adjusted
	Index	22.49	9.71	8.54	22,695
	Spliced Corporate A-Rated Debt
	Funds Average	6.71	5.27	4.95	16,212

Spliced Barclays Capital U.S. Long Government/Credit Float Adjusted Index: Barclays Capital U.S. Long Government/Credit Bond Index through December 31, 2009; Barclays Capital U.S. Long Government/Credit Float Adjusted Index thereafter.

Spliced Corporate A-Rated Debt Funds Average: Based on average returns for General Government Funds through December 31, 2001, and average returns for Corporate A-Rated Debt Funds thereafter. Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

79

Long-Term Bond Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2011

			Since	Final Value
	One	Five	Inception	of a $25,000,000
	Year	Years	(2/2/2006)	Investment
Long-Term Bond Index Fund Institutional
Shares	22.24%	9.81%	8.94%	$41,460,710
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	7.92	6.52	6.28	35,828,398
Spliced Barclays Capital U.S. Long
Government/Credit Float Adjusted Index	22.49	9.71	8.83	41,210,220
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

	Total Returns
	Period Ended December 31, 2011

	Since	Final Value
	Inception	of a $100,000,000
	(10/6/2011)	Investment
Long-Term Bond Index Fund Institutional Plus
Shares	3.64%	$103,639,511
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	1.51	101,509,057
Barclays Capital U.S. Long
Government/Credit Float Adjusted Index	3.37	103,366,979
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

	Average Annual Total Returns
	Periods Ended December 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(4/3/2007)	Investment
Long-Term Bond Index Fund
ETF Shares Net Asset Value	22.18%	10.09%	$15,782
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	7.92	6.55	13,515
Spliced Barclays Capital U.S. Long
Government/Credit Float Adjusted Index	22.49	10.05	15,750
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

80

Long-Term Bond Index Fund

Cumulative Returns of ETF Shares:April 3, 2007 , Through December 31, 2011

		Since
	One	Inception
	Year	(4/3/2007)
Long-Term Bond Index Fund
ETF Shares Market Price	22.45%	58.61%
Long-Term Bond Index Fund
ETF Shares Net Asset Value	22.18	57.82
Spliced Barclays Capital U.S. Long
Government/Credit Float Adjusted Index	22.49	57.50
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011
				Spliced
				Barclays
				Long
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	6.59%	7.76%	14.35%	14.81%
2003	5.47	0.03	5.50	5.87
2004	5.62	2.78	8.40	8.56
2005	5.15	0.17	5.32	5.34
2006	5.29	-2.62	2.67	2.71
2007	5.55	1.04	6.59	6.60
2008	5.81	2.83	8.64	8.44
2009	5.27	-3.51	1.76	1.92
2010	5.21	5.06	10.27	10.16
2011	5.51	16.55	22.06	22.49

Spliced Barclays Capital U.S. Long Government/Credit Float Adjusted Index: Barclays Capital U.S. Long Government/Credit Bond Index through
December 31, 2009; Barclays Capital U.S. Long Government/Credit Float Adjusted Index thereafter.

81

Long-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	4.375%	11/15/39	152,745	197,971	4.1%
United States Treasury Note/Bond	4.250%	11/15/40	133,165	169,536	3.5%
United States Treasury Note/Bond	4.500%	8/15/39	127,336	168,123	3.5%
United States Treasury Note/Bond	4.625%	2/15/40	104,851	141,172	2.9%
United States Treasury Note/Bond	4.250%	5/15/39	111,028	141,023	2.9%
United States Treasury Note/Bond	4.750%	2/15/41	98,360	135,322	2.8%
United States Treasury Note/Bond	4.375%	5/15/40	81,283	105,414	2.2%
United States Treasury Note/Bond	4.375%	5/15/41	80,140	104,233	2.2%
United States Treasury Note/Bond	6.250%	8/15/23	68,250	97,641	2.0%
United States Treasury Note/Bond	7.125%	2/15/23	57,715	87,258	1.8%
United States Treasury Note/Bond	4.500%	5/15/38	66,020	86,919	1.8%
United States Treasury Note/Bond	6.875%	8/15/25	51,975	80,017	1.7%
United States Treasury Note/Bond	5.250%	11/15/28	58,005	79,938	1.6%
United States Treasury Note/Bond	3.875%	8/15/40	61,790	73,945	1.5%
United States Treasury Note/Bond	3.750%	8/15/41	56,947	66,851	1.4%
United States Treasury Note/Bond	6.125%	8/15/29	42,665	64,624	1.3%
United States Treasury Note/Bond	4.375%	2/15/38	47,573	61,428	1.3%
United States Treasury Note/Bond	3.500%	2/15/39	35,750	40,140	0.8%
United States Treasury Note/Bond	7.500%	11/15/24	22,090	35,244	0.7%
United States Treasury Note/Bond	6.750%	8/15/26	21,555	33,279	0.7%
United States Treasury Note/Bond	6.250%	5/15/30	16,180	25,013	0.5%
United States Treasury Note/Bond	6.000%	2/15/26	13,975	20,135	0.4%
United States Treasury Note/Bond	5.375%	2/15/31	13,120	18,694	0.4%
United States Treasury Note/Bond	5.250%	2/15/29	10,160	14,032	0.3%
United States Treasury Note/Bond	5.000%	5/15/37	7,390	10,392	0.2%
United States Treasury Note/Bond	5.500%	8/15/28	7,205	10,167	0.2%
United States Treasury Note/Bond	6.125%	11/15/27	6,497	9,653	0.2%
United States Treasury
Note/Bond	0.625%–9.875%	12/31/12–11/15/41	18,545	21,489	0.4%
				2,099,653	43.3%

82

Long-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
Agency Bonds and Notes
1 Federal Home
Loan Banks	5.500%	7/15/36	8,550	11,090	0.2%
2 Federal Home Loan
Mortgage Corp.	6.750%	3/15/31	10,420	15,645	0.3%
2 Federal Home Loan
Mortgage Corp.	6.750%	9/15/29	7,700	11,391	0.2%
2 Federal National
Mortgage Assn.	7.125%	1/15/30	9,075	13,934	0.3%
2 Federal National
Mortgage Assn.	6.250%	5/15/29	9,850	13,852	0.3%
2 Federal National
Mortgage Assn.	7.250%	5/15/30	6,635	10,350	0.2%
2 Federal National
Mortgage Assn.	5.625%–6.625%	11/15/30–8/6/38	8,875	12,558	0.3%
Agency Bonds and Notes—Other †				58,360	1.2%
				147,180	3.0%
Total U.S. Government and Agency Obligations (Cost $1,847,341)				2,246,833	46.3%
Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,500) †				2,984	0.1%
Corporate Bonds
Finance
Banking
Goldman Sachs Group Inc.	6.750%	10/1/37	12,600	11,780	0.2%
3 Banking—Other †				202,300	4.2%
Brokerage †				2,684	0.1%
Finance Companies
General Electric Capital Corp.	6.750%	3/15/32	18,975	22,141	0.4%
General Electric Capital Corp.	5.875%	1/14/38	12,425	13,112	0.3%
Finance Companies—Other †				14,860	0.3%
3 Insurance †				120,703	2.5%
Real Estate Investment Trusts †				5,499	0.1%
				393,079	8.1%
Industrial
3 Basic Industry †				106,956	2.2%
3 Capital Goods †				86,927	1.8%
Communication
Ameritech Capital
Funding Corp.	6.550%	1/15/28	1,000	1,116	0.0%
AT&T Corp.	8.000%	11/15/31	3,105	4,381	0.1%
AT&T Inc.	6.300%	1/15/38	9,725	11,957	0.3%
AT&T Inc.	5.350%–6.550%	6/15/34–8/15/41	32,480	38,753	0.8%
AT&T Mobility LLC	7.125%	12/15/31	2,425	3,146	0.1%
Bellsouth Capital
Funding Corp.	7.875%	2/15/30	4,250	5,692	0.1%
BellSouth Corp.	6.000%–6.875%	10/15/31–11/15/34	4,230	4,992	0.1%
BellSouth
Telecommunications Inc.	6.375%	6/1/28	1,640	1,920	0.0%
British
Telecommunications plc	9.625%	12/15/30	6,900	9,734	0.2%
Deutsche Telekom
International Finance BV	8.750%	6/15/30	8,425	11,727	0.2%
New Cingular Wireless
Services Inc.	8.750%	3/1/31	2,075	3,049	0.1%
Pacific Bell Telephone Co.	7.125%	3/15/26	550	693	0.0%

83

Long-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
Verizon Global Funding Corp.	7.750%	12/1/30	7,550	10,503	0.2%
Communication—Other †				209,533	4.3%
Consumer Cyclical †				162,322	3.4%
Consumer Noncyclical
Kraft Foods Inc.	6.500%	2/9/40	7,900	10,143	0.2%
3 Consumer Noncyclical—Other †				249,527	5.2%
Energy
Tosco Corp.	8.125%	2/15/30	7,500	11,018	0.2%
Energy—Other †				182,059	3.8%
Other Industrial †				5,109	0.1%
Technology †				69,768	1.4%
3 Transportation †				62,985	1.3%
				1,264,010	26.1%
Utilities
Electric
Midamerican Energy Holdings Co.	6.125%	4/1/36	8,525	10,196	0.2%
Pacific Gas & Electric Co.	6.050%	3/1/34	9,125	11,355	0.2%
Electric—Other †				227,573	4.7%
Natural Gas †				89,243	1.8%
Other Utility †				3,478	0.1%
				341,845	7.0%
Total Corporate Bonds (Cost $1,747,020)				1,998,934	41.2%
Sovereign Bonds (U.S. Dollar-Denominated)
Brazilian Government
International Bond	10.125%	5/15/27	6,700	11,055	0.2%
Brazilian Government
International Bond	5.625%	1/7/41	8,950	10,382	0.2%
Brazilian Government
International Bond	8.750%	2/4/25	6,700	10,016	0.2%
Brazilian Government
International Bond	7.125%–11.000%	4/15/24–8/17/40	21,325	30,301	0.6%
Mexico Government
International Bond	6.750%	9/27/34	12,800	16,713	0.3%
Mexico Government
International Bond	6.050%	1/11/40	12,025	14,670	0.3%
Mexico Government
International Bond	5.750%–8.300%	8/15/31–10/12/2110	7,275	8,617	0.2%
Pemex Project Funding
Master Trust	6.625%	6/15/35–6/15/38	7,725	8,750	0.2%
3 Petroleos Mexicanos	6.500%	6/2/41	4,575	5,149	0.1%
Sovereign Bonds (U.S. Dollar-Denominated)—Other †				138,110	2.9%
Total Sovereign Bonds (Cost $224,102)				253,763	5.2%
Taxable Municipal Bonds
Illinois GO	5.100%	6/1/33	17,475	15,949	0.3%
Taxable Municipal Bonds—Other †				281,399	5.8%
Total Taxable Municipal Bonds (Cost $254,627)				297,348	6.1%

			Shares
Temporary Cash Investment
Money Market Fund
4 Vanguard Market Liquidity Fund (Cost $12,481)		0.110%	12,481,109	12,481	0.3%
Total Investments (Cost $4,088,071)				4,812,343	99.2%

84

Long-Term Bond Index Fund

	Market	Percentage
	Value	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets	80,215	1.6%
Liabilities	(40,281)	(0.8%)
	39,934	0.8%
Net Assets	4,852,277	100.0%

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	4,122,207
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	5,798
Unrealized Appreciation (Depreciation)	724,272
Net Assets	4,852,277

Investor Shares—Net Assets
Applicable to 195,983,937 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,726,653
Net Asset Value Per Share—Investor Shares	$13.91

Institutional Shares—Net Assets
Applicable to 84,396,701 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,174,181
Net Asset Value Per Share—Institutional Shares	$13.91

Institutional Plus Shares—Net Assets
Applicable to 31,598,676 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	439,621
Net Asset Value Per Share—Institutional Plus Shares	$13.91

ETF Shares—Net Assets
Applicable to 5,600,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	511,822
Net Asset Value Per Share—ETF Shares	$91.40

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate value of these securities was $14,493,000, representing 0.3% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
GO—General Obligation Bond.
See accompanying Notes, which are an integral part of the Financial Statements.

85

Long-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Interest[1]	205,012
Total Income	205,012
Expenses
The Vanguard Group—Note B
Investment Advisory Services	239
Management and Administrative—Investor Shares	4,315
Management and Administrative—Institutional Shares	478
Management and Administrative—Institutional Plus Shares	40
Management and Administrative—ETF Shares	282
Marketing and Distribution—Investor Shares	617
Marketing and Distribution—Institutional Shares	402
Marketing and Distribution—Institutional Plus Shares	2
Marketing and Distribution—ETF Shares	107
Custodian Fees	22
Auditing Fees	25
Shareholders’ Reports—Investor Shares	64
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	23
Trustees’ Fees and Expenses	4
Total Expenses	6,620
Net Investment Income	198,392
Realized Net Gain (Loss) on Investment Securities Sold	57,511
Change in Unrealized Appreciation (Depreciation) of Investment Securities	622,450
Net Increase (Decrease) in Net Assets Resulting from Operations	878,353
1 Interest income from an affiliated company of the fund was $36,000.

See accompanying Notes, which are an integral part of the Financial Statements.

86

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	198,392	168,688
Realized Net Gain (Loss)	57,511	48,861
Change in Unrealized Appreciation (Depreciation)	622,450	86,095
Net Increase (Decrease) in Net Assets Resulting from Operations	878,353	303,644
Distributions
Net Investment Income
Investor Shares	(108,320)	(109,674)
Institutional Shares	(67,081)	(41,079)
Institutional Plus Shares	(4,263)	—
ETF Shares	(18,728)	(17,935)
Realized Capital Gain[1]
Investor Shares	(23,351)	(19,191)
Institutional Shares	(9,970)	(10,102)
Institutional Plus Shares	(3,776)	—
ETF Shares	(4,463)	(2,772)
Total Distributions	(239,952)	(200,753)
Capital Share Transactions
Investor Shares	134,556	121,368
Institutional Shares	(282,666)	711,646
Institutional Plus Shares	431,045	—
ETF Shares	128,036	(2,778)
Net Increase (Decrease) from Capital Share Transactions	410,971	830,236
Total Increase (Decrease)	1,049,372	933,127
Net Assets
Beginning of Period	3,802,905	2,869,778
End of Period	4,852,277	3,802,905
1 Includes fiscal 2011 and 2010 short-term gain distributions totaling $2,061,000 and $7,783,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

87

Long-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.04	$11.56	$11.98	$11.65	$11.53
Investment Operations
Net Investment Income	.587	.595	.608	.618	.613
Net Realized and Unrealized Gain (Loss)
on Investments	1.991	.583	(.420)	.330	.120
Total from Investment Operations	2.578	1.178	.188	.948	.733
Distributions
Dividends from Net Investment Income	(.587)	(.595)	(.608)	(.618)	(.613)
Distributions from Realized Capital Gains	(.121)	(.103)	—	—	—
Total Distributions	(.708)	(.698)	(.608)	(.618)	(.613)
Net Asset Value, End of Period	$13.91	$12.04	$11.56	$11.98	$11.65

Total Return[1]	22.06%	10.27%	1.76%	8.64%	6.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,727	$2,250	$2,049	$2,518	$2,277
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.22%	0.19%	0.18%
Ratio of Net Investment Income to
Average Net Assets	4.62%	4.87%	5.33%	5.49%	5.34%
Portfolio Turnover Rate[2]	45%	54%	69%	67%	62%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

88

Long-Term Bond Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.04	$11.56	$11.98	$11.65	$11.53
Investment Operations
Net Investment Income	.606	.613	.625	.632	.626
Net Realized and Unrealized Gain (Loss)
on Investments	1.991	.583	(.420)	.330	.120
Total from Investment Operations	2.597	1.196	.205	.962	.746
Distributions
Dividends from Net Investment Income	(.606)	(.613)	(.625)	(.632)	(.626)
Distributions from Realized Capital Gains	(.121)	(.103)	—	—	—
Total Distributions	(.727)	(.716)	(.625)	(.632)	(.626)
Net Asset Value, End of Period	$13.91	$12.04	$11.56	$11.98	$11.65

Total Return	22.24%	10.44%	1.91%	8.77%	6.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,174	$1,229	$509	$388	$415
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	4.77%	5.02%	5.48%	5.61%	5.45%
Portfolio Turnover Rate[1]	45%	54%	69%	67%	62%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

89

Long-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares
October 6, 2011[1] to
For a Share Outstanding Throughout the Period	December 31, 2011
Net Asset Value, Beginning of Period	$13.69
Investment Operations
Net Investment Income	.152
Net Realized and Unrealized Gain (Loss) on Investments	.341
Total from Investment Operations	.493
Distributions
Dividends from Net Investment Income	(.152)
Distributions from Realized Capital Gains	(.121)
Total Distributions	(.273)
Net Asset Value, End of Period	$13.91

Total Return	3.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$440
Ratio of Total Expenses to Average Net Assets	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	4.79%[2]
Portfolio Turnover Rate[3]	45%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

90

Long-Term Bond Index Fund

Financial Highlights

ETF Shares
					April 3,
					2007[1] to

For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$79.07	$75.91	$78.66	$76.38	$74.90
Investment Operations
Net Investment Income	3.904	3.954	4.005	4.004	2.740
Net Realized and Unrealized Gain (Loss)
on Investments	13.127	3.836	(2.750)	2.280	1.480
Total from Investment Operations	17.031	7.790	1.255	6.284	4.220
Distributions
Dividends from Net Investment Income	(3.904)	(3.954)	(4.005)	(4.004)	(2.740)
Distributions from Realized Capital Gains	(.797)	(.676)	—	—	—
Total Distributions	(4.701)	(4.630)	(4.005)	(4.004)	(2.740)
Net Asset Value, End of Period	$91.40	$79.07	$75.91	$78.66	$76.38

Total Return	22.18%	10.36%	1.79%	8.70%	5.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$512	$324	$311	$149	$84
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	4.73%	4.98%	5.43%	5.58%	5.41%[2]
Portfolio Turnover Rate[3]	45%	54%	69%	67%	62%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Plus Shares were first issued on October 6, 2011. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $760,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

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Long-Term Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,246,833	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,984	—
Corporate Bonds	—	1,998,934	—
Sovereign Bonds	—	253,763	—
Taxable Municipal Bonds	—	297,348	—
Temporary Cash Investments	12,481	—	—
Total	12,481	4,799,862	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2011, the fund realized $1,702,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $2,965,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2011, the fund had short-term and long-term capital gains of $2,561,000 and $4,727,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At December 31, 2011, the cost of investment securities for tax purposes was $4,089,561,000. Net unrealized appreciation of investment securities for tax purposes was $722,782,000, consisting of unrealized gains of $743,840,000 on securities that had risen in value since their purchase and $21,058,000 in unrealized losses on securities that had fallen in value since their purchase.

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Long-Term Bond Index Fund

E. During the year ended December 31, 2011, the fund purchased $564,836,000 of investment securities and sold $360,169,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,688,295,000 and $1,509,715,000, respectively.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	692,900	53,609	854,441	70,009
Issued in Lieu of Cash Distributions	113,411	8,801	110,575	9,066
Redeemed	(671,755)	(53,309)	(843,648)	(69,507)
Net Increase (Decrease)—Investor Shares	134,556	9,101	121,368	9,568
Institutional Shares
Issued	493,160	40,093	823,123	66,619
Issued in Lieu of Cash Distributions	70,030	5,489	44,502	3,644
Redeemed	(845,856)	(63,298)	(155,979)	(12,231)
Net Increase (Decrease)—Institutional Shares	(282,666)	(17,716)	711,646	58,032
Institutional Plus Shares[1]
Issued	423,082	31,021	—	—
Issued in Lieu of Cash Distributions	8,039	584	—	—
Redeemed	(76)	(6)	—	—
Net Increase (Decrease)—Institutional Plus Shares	431,045	31,599	—	—
ETF Shares
Issued	144,489	1,700	136,803	1,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(16,453)	(200)	(139,581)	(1,700)
Net Increase (Decrease)—ETF Shares	128,036	1,500	(2,778)	—
1 Inception was October 6, 2011, for Institutional Plus Shares.

G. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

94

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund:

In our opinion, the accompanying statements of net assets—investments summary, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (constituting separate portfolios of Vanguard Bond Index Funds, hereafter referred to as the “Funds”) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years for the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 15, 2012

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Special 2011 tax information (unaudited) for Vanguard Total Bond Market Index Fund

This information for the fiscal year ended December 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $319,094,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 88.1% of income dividends are interest-related dividends.

Special 2011 tax information (unaudited) for Vanguard Short-Term Bond Index Fund

This information for the fiscal year ended December 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $121,540,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 83.0% of income dividends are interest-related dividends.

Special 2011 tax information (unaudited) for Vanguard Intermediate-Term Bond Index Fund

This information for the fiscal year ended December 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $205,924,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 85.4% of income dividends are interest-related dividends.

Special 2011 tax information (unaudited) for Vanguard Long-Term Bond Index Fund

This information for the fiscal year ended December 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $42,183,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 78.4% of income dividends are interest-related dividends.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended December 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2011	12/31/2011	Period
Based on Actual Fund Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$1,049.49	$1.14
Admiral Shares	1,000.00	1,050.17	0.47
Signal Shares	1,000.00	1,050.17	0.47
Institutional Shares	1,000.00	1,050.28	0.36
Institutional Plus Shares	1,000.00	1,050.38	0.26
ETF Shares	1,000.00	1,050.61	0.47
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,013.30	$1.12
Admiral Shares	1,000.00	1,013.86	0.56
Signal Shares	1,000.00	1,013.86	0.56
ETF Shares	1,000.00	1,013.73	0.56
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,068.06	$1.15
Admiral Shares	1,000.00	1,068.65	0.57
Signal Shares	1,000.00	1,068.65	0.57
Institutional Shares	1,000.00	1,068.87	0.37
ETF Shares	1,000.00	1,068.55	0.57
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$1,185.31	$1.21
Institutional Shares	1,000.00	1,186.19	0.39
ETF Shares	1,000.00	1,185.46	0.61

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Six Months Ended December 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2011	12/31/2011	Period
Based on Hypothetical 5% Yearly Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$1,024.10	$1.12
Admiral Shares	1,000.00	1,024.75	0.46
Signal Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.85	0.36
Institutional Plus Shares	1,000.00	1,024.95	0.26
ETF Shares	1,000.00	1,024.75	0.46
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.10	$1.12
Admiral Shares	1,000.00	1,024.65	0.56
Signal Shares	1,000.00	1,024.65	0.56
ETF Shares	1,000.00	1,024.65	0.56
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.10	$1.12
Admiral Shares	1,000.00	1,024.65	0.56
Signal Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.65	0.56
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.10	$1.12
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.65	0.56

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Total Bond Market Index Fund, 0.22% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.07% for
Institutional Shares, 0.05% for Institutional Plus Shares, and 0.09% for ETF Shares; for the Short-Term Bond Index Fund, 0.22% for Investor
Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, and 0.11% for ETF Shares; for the Intermediate-Term Bond Index Fund, 0.22% for
Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares; and for the
Long-Term Bond Index Fund, 0.22% for Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. The table does not include data for share classes with less than six months of history.

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays Capital using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

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R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

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Q840 022012

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (70.7%)
U.S. Government Securities (38.3%)
United States Treasury Note/Bond	0.375%	9/30/12	35,470	35,537
United States Treasury Note/Bond	1.375%	10/15/12	560,980	566,416
United States Treasury Note/Bond	3.875%	10/31/12	65,760	67,784
United States Treasury Note/Bond	4.000%	11/15/12	37,210	38,448
United States Treasury Note/Bond	0.500%	11/30/12	27,935	28,027
United States Treasury Note/Bond	3.375%	11/30/12	19,010	19,565
United States Treasury Note/Bond	1.125%	12/15/12	552,250	557,342
United States Treasury Note/Bond	0.625%	12/31/12	5,375	5,399
United States Treasury Note/Bond	3.625%	12/31/12	4,810	4,975
United States Treasury Note/Bond	1.375%	1/15/13	826,465	836,664
United States Treasury Note/Bond	0.625%	1/31/13	427,470	429,539
United States Treasury Note/Bond	1.375%	2/15/13	140,750	142,619
United States Treasury Note/Bond	3.875%	2/15/13	49,855	51,904
United States Treasury Note/Bond	0.625%	2/28/13	72,555	72,929
United States Treasury Note/Bond	2.750%	2/28/13	41,755	42,988
United States Treasury Note/Bond	1.375%	3/15/13	268,515	272,333
United States Treasury Note/Bond	0.750%	3/31/13	34,620	34,858
United States Treasury Note/Bond	1.750%	4/15/13	21,355	21,779
United States Treasury Note/Bond	0.625%	4/30/13	1,313,825	1,321,222
United States Treasury Note/Bond	3.625%	5/15/13	12,056	12,614
United States Treasury Note/Bond	0.500%	5/31/13	159,025	159,671
United States Treasury Note/Bond	3.500%	5/31/13	4,070	4,257
United States Treasury Note/Bond	3.375%	6/30/13	40,360	42,246
United States Treasury Note/Bond	1.000%	7/15/13	6,550	6,627
United States Treasury Note/Bond	3.375%	7/31/13	15,255	16,006
United States Treasury Note/Bond	0.750%	8/15/13	605	610
United States Treasury Note/Bond	4.250%	8/15/13	15,055	16,031
United States Treasury Note/Bond	0.125%	8/31/13	8,940	8,926
United States Treasury Note/Bond	3.125%	8/31/13	22,705	23,791
United States Treasury Note/Bond	0.750%	9/15/13	1,975	1,992
United States Treasury Note/Bond	0.125%	9/30/13	464,530	463,661
United States Treasury Note/Bond	3.125%	9/30/13	303,180	318,387
United States Treasury Note/Bond	0.500%	10/15/13	2,825	2,838
United States Treasury Note/Bond	0.250%	10/31/13	2,825	2,825
United States Treasury Note/Bond	2.750%	10/31/13	548,723	573,673
United States Treasury Note/Bond	0.500%	11/15/13	300	301
United States Treasury Note/Bond	4.250%	11/15/13	60,110	64,571
United States Treasury Note/Bond	0.250%	11/30/13	1,900	1,901
United States Treasury Note/Bond	2.000%	11/30/13	57,785	59,699
United States Treasury Note/Bond	0.750%	12/15/13	6,495	6,559
United States Treasury Note/Bond	0.125%	12/31/13	2,740	2,734
United States Treasury Note/Bond	1.500%	12/31/13	239,735	245,690
United States Treasury Note/Bond	1.750%	1/31/14	234,655	241,842
United States Treasury Note/Bond	4.000%	2/15/14	121,020	130,531
United States Treasury Note/Bond	1.875%	2/28/14	764,335	790,368
United States Treasury Note/Bond	1.250%	3/15/14	43,960	44,894
United States Treasury Note/Bond	1.750%	3/31/14	442,185	456,693
United States Treasury Note/Bond	1.250%	4/15/14	81,325	83,104
United States Treasury Note/Bond	1.875%	4/30/14	638,550	661,800
United States Treasury Note/Bond	1.000%	5/15/14	726,945	738,874
United States Treasury Note/Bond	4.750%	5/15/14	399,828	441,622
United States Treasury Note/Bond	2.250%	5/31/14	260,890	272,914
United States Treasury Note/Bond	0.750%	6/15/14	5,925	5,989
United States Treasury Note/Bond	2.625%	6/30/14	282,890	298,981
United States Treasury Note/Bond	0.625%	7/15/14	282,825	284,991
United States Treasury Note/Bond	2.625%	7/31/14	173,985	184,234
United States Treasury Note/Bond	0.500%	8/15/14	462,000	464,236
United States Treasury Note/Bond	4.250%	8/15/14	189,880	209,225
United States Treasury Note/Bond	2.375%	8/31/14	143,710	151,411
United States Treasury Note/Bond	0.250%	9/15/14	46,380	46,278
United States Treasury Note/Bond	2.375%	9/30/14	182,315	192,399

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	0.500%	10/15/14	245,445	246,481
United States Treasury Note/Bond	2.375%	10/31/14	282,985	298,948
United States Treasury Note/Bond	0.375%	11/15/14	332,120	332,379
United States Treasury Note/Bond	2.125%	11/30/14	514,964	540,954
United States Treasury Note/Bond	0.250%	12/15/14	450,700	449,294
United States Treasury Note/Bond	2.625%	12/31/14	141,070	150,460
United States Treasury Note/Bond	2.250%	1/31/15	62,005	65,503
United States Treasury Note/Bond	4.000%	2/15/15	163,137	181,185
United States Treasury Note/Bond	11.250%	2/15/15	49,325	65,826
United States Treasury Note/Bond	2.375%	2/28/15	319,107	338,652
United States Treasury Note/Bond	2.500%	3/31/15	137,550	146,685
United States Treasury Note/Bond	2.500%	4/30/15	182,305	194,554
United States Treasury Note/Bond	4.125%	5/15/15	248,255	278,473
United States Treasury Note/Bond	2.125%	5/31/15	96,610	101,999
United States Treasury Note/Bond	1.875%	6/30/15	100,865	105,703
United States Treasury Note/Bond	1.750%	7/31/15	249,118	260,057
United States Treasury Note/Bond	4.250%	8/15/15	15,200	17,226
United States Treasury Note/Bond	10.625%	8/15/15	5,935	8,085
United States Treasury Note/Bond	1.250%	8/31/15	91,580	94,027
United States Treasury Note/Bond	1.250%	9/30/15	197,450	202,601
United States Treasury Note/Bond	1.250%	10/31/15	53,365	54,733
United States Treasury Note/Bond	4.500%	11/15/15	126,725	145,713
United States Treasury Note/Bond	9.875%	11/15/15	262,900	356,516
United States Treasury Note/Bond	1.375%	11/30/15	252,290	259,977
United States Treasury Note/Bond	2.125%	12/31/15	248,055	263,132
United States Treasury Note/Bond	2.000%	1/31/16	63,600	67,118
United States Treasury Note/Bond	4.500%	2/15/16	168,355	194,687
United States Treasury Note/Bond	9.250%	2/15/16	2,210	2,984
United States Treasury Note/Bond	2.125%	2/29/16	69,650	73,927
United States Treasury Note/Bond	2.625%	2/29/16	152,950	165,353
United States Treasury Note/Bond	2.375%	3/31/16	70,525	75,539
United States Treasury Note/Bond	2.000%	4/30/16	78,075	82,454
United States Treasury Note/Bond	2.625%	4/30/16	245,360	265,487
United States Treasury Note/Bond	5.125%	5/15/16	247,030	294,042
United States Treasury Note/Bond	7.250%	5/15/16	48,085	61,684
United States Treasury Note/Bond	1.750%	5/31/16	7,435	7,777
United States Treasury Note/Bond	1.500%	6/30/16	216,140	223,536
United States Treasury Note/Bond	3.250%	6/30/16	327,340	363,655
United States Treasury Note/Bond	1.500%	7/31/16	12,310	12,727
United States Treasury Note/Bond	1.000%	8/31/16	7,150	7,229
United States Treasury Note/Bond	3.000%	8/31/16	331,480	365,198
United States Treasury Note/Bond	1.000%	9/30/16	241,210	243,774
United States Treasury Note/Bond	3.000%	9/30/16	457,850	504,853
United States Treasury Note/Bond	1.000%	10/31/16	89,910	90,795
United States Treasury Note/Bond	3.125%	10/31/16	213,860	237,218
United States Treasury Note/Bond	4.625%	11/15/16	106,641	125,953
United States Treasury Note/Bond	7.500%	11/15/16	84,277	111,154
United States Treasury Note/Bond	0.875%	11/30/16	334,001	335,097
United States Treasury Note/Bond	2.750%	11/30/16	240,022	262,075
United States Treasury Note/Bond	3.250%	12/31/16	65,675	73,341
United States Treasury Note/Bond	3.125%	1/31/17	310,060	344,750
United States Treasury Note/Bond	4.625%	2/15/17	36,825	43,701
United States Treasury Note/Bond	3.000%	2/28/17	40,275	44,548
United States Treasury Note/Bond	3.250%	3/31/17	8,570	9,597
United States Treasury Note/Bond	3.125%	4/30/17	11,200	12,476
United States Treasury Note/Bond	4.500%	5/15/17	163,120	193,475
United States Treasury Note/Bond	8.750%	5/15/17	250,815	353,571
United States Treasury Note/Bond	2.750%	5/31/17	323,780	354,387
United States Treasury Note/Bond	2.500%	6/30/17	462,350	500,133
United States Treasury Note/Bond	2.375%	7/31/17	54,375	58,462
United States Treasury Note/Bond	4.750%	8/15/17	420,505	506,381
United States Treasury Note/Bond	8.875%	8/15/17	43,390	62,122
United States Treasury Note/Bond	1.875%	8/31/17	35,650	37,327
United States Treasury Note/Bond	1.875%	9/30/17	59,575	62,302

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.875%	10/31/17	209,827	219,433
United States Treasury Note/Bond	4.250%	11/15/17	158,250	186,958
United States Treasury Note/Bond	2.750%	12/31/17	275	301
United States Treasury Note/Bond	2.625%	1/31/18	450	490
United States Treasury Note/Bond	3.500%	2/15/18	47,425	54,087
United States Treasury Note/Bond	2.750%	2/28/18	294,925	323,450
United States Treasury Note/Bond	2.875%	3/31/18	34,300	37,891
United States Treasury Note/Bond	2.625%	4/30/18	43,100	46,932
United States Treasury Note/Bond	3.875%	5/15/18	376,346	439,030
United States Treasury Note/Bond	9.125%	5/15/18	3,685	5,499
United States Treasury Note/Bond	2.375%	5/31/18	407,565	437,179
United States Treasury Note/Bond	2.375%	6/30/18	95,075	101,894
United States Treasury Note/Bond	2.250%	7/31/18	30,000	31,912
United States Treasury Note/Bond	4.000%	8/15/18	188,660	222,177
United States Treasury Note/Bond	1.500%	8/31/18	256,250	260,014
United States Treasury Note/Bond	1.750%	10/31/18	181,465	186,767
United States Treasury Note/Bond	3.750%	11/15/18	203,920	237,216
United States Treasury Note/Bond	9.000%	11/15/18	25	38
United States Treasury Note/Bond	2.750%	2/15/19	23,230	25,444
United States Treasury Note/Bond	8.875%	2/15/19	123,475	187,219
United States Treasury Note/Bond	3.125%	5/15/19	161,085	180,591
United States Treasury Note/Bond	3.625%	8/15/19	108,641	125,803
United States Treasury Note/Bond	8.125%	8/15/19	117,735	175,112
United States Treasury Note/Bond	3.375%	11/15/19	471,533	537,472
United States Treasury Note/Bond	3.625%	2/15/20	337,909	391,816
United States Treasury Note/Bond	3.500%	5/15/20	452,328	520,250
United States Treasury Note/Bond	8.750%	5/15/20	2,500	3,914
United States Treasury Note/Bond	2.625%	8/15/20	245,341	264,586
United States Treasury Note/Bond	8.750%	8/15/20	244,040	384,822
United States Treasury Note/Bond	2.625%	11/15/20	102,239	110,051
United States Treasury Note/Bond	3.625%	2/15/21	340,705	395,484
United States Treasury Note/Bond	7.875%	2/15/21	208,392	317,960
United States Treasury Note/Bond	3.125%	5/15/21	240,395	268,341
United States Treasury Note/Bond	8.125%	5/15/21	12,080	18,790
United States Treasury Note/Bond	2.125%	8/15/21	538,613	552,078
United States Treasury Note/Bond	8.125%	8/15/21	136,690	214,026
United States Treasury Note/Bond	2.000%	11/15/21	407,274	411,729
United States Treasury Note/Bond	8.000%	11/15/21	59,855	93,523
United States Treasury Note/Bond	7.250%	8/15/22	2,940	4,449
United States Treasury Note/Bond	7.625%	11/15/22	7,450	11,594
United States Treasury Note/Bond	7.125%	2/15/23	161,760	244,562
United States Treasury Note/Bond	6.250%	8/15/23	687,360	983,358
United States Treasury Note/Bond	7.500%	11/15/24	13,725	21,898
United States Treasury Note/Bond	7.625%	2/15/25	712	1,151
United States Treasury Note/Bond	6.875%	8/15/25	82,450	126,934
United States Treasury Note/Bond	6.000%	2/15/26	13,315	19,184
United States Treasury Note/Bond	6.750%	8/15/26	59,860	92,418
United States Treasury Note/Bond	6.500%	11/15/26	21,079	31,968
United States Treasury Note/Bond	6.625%	2/15/27	41,065	63,163
United States Treasury Note/Bond	6.375%	8/15/27	46,885	71,038
United States Treasury Note/Bond	6.125%	11/15/27	15,485	23,007
United States Treasury Note/Bond	5.500%	8/15/28	55,045	77,673
United States Treasury Note/Bond	5.250%	11/15/28	26,720	36,824
United States Treasury Note/Bond	5.250%	2/15/29	119,790	165,441
United States Treasury Note/Bond	6.125%	8/15/29	189,110	286,443
United States Treasury Note/Bond	6.250%	5/15/30	63,523	98,203
United States Treasury Note/Bond	5.375%	2/15/31	23,215	33,078
United States Treasury Note/Bond	4.500%	2/15/36	1,815	2,373
United States Treasury Note/Bond	4.750%	2/15/37	272,660	370,092
United States Treasury Note/Bond	5.000%	5/15/37	3,449	4,850
United States Treasury Note/Bond	4.375%	2/15/38	43,624	56,329
United States Treasury Note/Bond	4.500%	5/15/38	2,038	2,683
United States Treasury Note/Bond	3.500%	2/15/39	366,586	411,606
United States Treasury Note/Bond	4.250%	5/15/39	327,664	416,185

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	4.500%	8/15/39	455,749	601,730
United States Treasury Note/Bond	4.375%	11/15/39	334,296	433,278
United States Treasury Note/Bond	4.625%	2/15/40	377,451	508,204
United States Treasury Note/Bond	4.375%	5/15/40	261,865	339,607
United States Treasury Note/Bond	3.875%	8/15/40	135,688	162,381
United States Treasury Note/Bond	4.250%	11/15/40	219,825	279,866
United States Treasury Note/Bond	4.750%	2/15/41	298,325	410,430
United States Treasury Note/Bond	4.375%	5/15/41	252,820	328,825
United States Treasury Note/Bond	3.750%	8/15/41	43,890	51,523
				39,019,003
Agency Bonds and Notes (4.9%)
1 Ally Financial Inc.	2.200%	12/19/12	2,950	3,006
1 Citibank NA	1.750%	12/28/12	42,995	43,612
1 Citigroup Funding Inc.	2.250%	12/10/12	4,775	4,863
Egypt Government AID Bonds	4.450%	9/15/15	16,750	18,739
2 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	5,140	5,202
2 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	2,825	2,921
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	3,575	3,664
2 Federal Farm Credit Bank	1.875%	12/7/12	9,375	9,518
2 Federal Farm Credit Bank	1.750%	2/21/13	8,775	8,924
2 Federal Farm Credit Bank	1.375%	6/25/13	6,800	6,907
2 Federal Farm Credit Bank	3.875%	10/7/13	37,650	39,962
2 Federal Farm Credit Bank	1.125%	2/27/14	8,000	8,110
2 Federal Farm Credit Bank	2.625%	4/17/14	13,185	13,812
2 Federal Farm Credit Bank	3.000%	9/22/14	5,625	5,981
2 Federal Farm Credit Bank	1.625%	11/19/14	13,425	13,814
2 Federal Farm Credit Bank	1.500%	11/16/15	6,825	6,986
2 Federal Farm Credit Bank	4.875%	12/16/15	1,625	1,872
2 Federal Farm Credit Bank	5.125%	8/25/16	9,075	10,727
2 Federal Farm Credit Bank	4.875%	1/17/17	8,030	9,459
2 Federal Farm Credit Bank	5.150%	11/15/19	15,675	19,216
2 Federal Home Loan Bank of Chicago	5.625%	6/13/16	3,705	4,175
2 Federal Home Loan Banks	1.750%	12/14/12	19,360	19,639
2 Federal Home Loan Banks	1.500%	1/16/13	81,120	82,179
2 Federal Home Loan Banks	1.625%	3/20/13	11,395	11,584
2 Federal Home Loan Banks	1.000%	3/27/13	36,900	37,237
2 Federal Home Loan Banks	3.625%	5/29/13	150	157
2 Federal Home Loan Banks	3.875%	6/14/13	5,125	5,391
2 Federal Home Loan Banks	5.375%	6/14/13	12,150	13,037
2 Federal Home Loan Banks	1.875%	6/21/13	90,705	92,830
2 Federal Home Loan Banks	5.125%	8/14/13	4,560	4,914
2 Federal Home Loan Banks	4.000%	9/6/13	46,725	49,593
2 Federal Home Loan Banks	5.250%	9/13/13	9,200	9,954
2 Federal Home Loan Banks	4.500%	9/16/13	24,625	26,375
2 Federal Home Loan Banks	3.625%	10/18/13	65,100	68,876
2 Federal Home Loan Banks	0.375%	11/27/13	24,925	24,935
2 Federal Home Loan Banks	4.875%	11/27/13	19,900	21,567
2 Federal Home Loan Banks	3.125%	12/13/13	32,925	34,626
2 Federal Home Loan Banks	0.875%	12/27/13	29,800	30,089
2 Federal Home Loan Banks	1.375%	5/28/14	22,000	22,479
2 Federal Home Loan Banks	2.500%	6/13/14	37,450	39,181
2 Federal Home Loan Banks	5.500%	8/13/14	88,275	99,595
2 Federal Home Loan Banks	4.500%	11/14/14	35,450	39,341
2 Federal Home Loan Banks	2.750%	12/12/14	18,950	20,115
2 Federal Home Loan Banks	3.125%	3/11/16	26,225	28,468
2 Federal Home Loan Banks	5.375%	5/18/16	36,700	43,567
2 Federal Home Loan Banks	5.125%	10/19/16	15,925	18,883
2 Federal Home Loan Banks	4.750%	12/16/16	21,510	25,292
2 Federal Home Loan Banks	4.875%	5/17/17	87,700	104,402
2 Federal Home Loan Banks	5.000%	11/17/17	7,100	8,543
2 Federal Home Loan Banks	5.375%	8/15/18	4,750	5,876
2 Federal Home Loan Banks	4.125%	3/13/20	10,515	12,061
2 Federal Home Loan Banks	5.250%	12/11/20	6,850	8,519
2 Federal Home Loan Banks	5.625%	6/11/21	1,125	1,437

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 Federal Home Loan Banks	5.375%	8/15/24	24,600	31,360
2 Federal Home Loan Banks	5.500%	7/15/36	14,250	18,483
3 Federal Home Loan Mortgage Corp.	0.625%	12/28/12	62,000	62,242
3 Federal Home Loan Mortgage Corp.	0.750%	12/28/12	50,850	51,086
3 Federal Home Loan Mortgage Corp.	1.375%	1/9/13	82,395	83,346
3 Federal Home Loan Mortgage Corp.	0.750%	3/28/13	31,150	31,339
3 Federal Home Loan Mortgage Corp.	1.625%	4/15/13	91,330	92,958
3 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	9,790	10,293
3 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	58,120	61,886
3 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	29,225	31,139
3 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	45,600	45,610
3 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	49,625	53,767
3 Federal Home Loan Mortgage Corp.	0.375%	11/27/13	32,350	32,351
3 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	5,300	5,516
3 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	24,855	26,883
3 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	44,925	45,779
3 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	106,825	111,708
3 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	47,900	53,247
3 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	82,250	87,370
3 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	24,625	24,904
3 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	7,500	7,579
3 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	12,500	12,639
3 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	12,500	12,451
3 Federal Home Loan Mortgage Corp.	0.000%	11/24/14	7,400	7,233
3 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	33,800	33,958
3 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	28,000	28,015
3 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	600	679
3 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	775	827
3 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	25,000	25,836
3 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	48,925	57,630
3 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	13,600	14,462
3 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	91,500	109,542
3 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	34,075	35,454
3 Federal Home Loan Mortgage Corp.	5.125%	10/18/16	15,775	18,736
3 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	28,225	33,453
3 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	10,000	11,895
3 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	33,450	40,935
3 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	6,670	8,056
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	22,750	27,424
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	114,225	130,458
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	11,375	16,827
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	38,739	58,165
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	524	761
3 Federal National Mortgage Assn.	0.375%	12/28/12	15,735	15,758
3 Federal National Mortgage Assn.	3.625%	2/12/13	80,285	83,284
3 Federal National Mortgage Assn.	4.750%	2/21/13	9,800	10,291
3 Federal National Mortgage Assn.	0.750%	2/26/13	35,025	35,226
3 Federal National Mortgage Assn.	4.375%	3/15/13	86,075	90,318
3 Federal National Mortgage Assn.	4.625%	5/1/13	23,794	25,054
3 Federal National Mortgage Assn.	1.750%	5/7/13	10,232	10,440
3 Federal National Mortgage Assn.	3.875%	7/12/13	14,240	15,022
3 Federal National Mortgage Assn.	0.500%	8/9/13	27,148	27,233
3 Federal National Mortgage Assn.	1.250%	8/20/13	40,600	41,218
3 Federal National Mortgage Assn.	4.625%	10/15/13	77,645	83,522
3 Federal National Mortgage Assn.	2.875%	12/11/13	11,175	11,710
3 Federal National Mortgage Assn.	0.750%	12/18/13	121,625	122,424
3 Federal National Mortgage Assn.	5.125%	1/2/14	3,600	3,902
3 Federal National Mortgage Assn.	1.250%	2/27/14	121,950	123,974
3 Federal National Mortgage Assn.	2.750%	3/13/14	37,950	39,817
3 Federal National Mortgage Assn.	4.125%	4/15/14	26,200	28,352
3 Federal National Mortgage Assn.	2.500%	5/15/14	42,050	44,013
3 Federal National Mortgage Assn.	1.125%	6/27/14	12,775	12,955
3 Federal National Mortgage Assn.	0.875%	8/28/14	32,700	32,965
3 Federal National Mortgage Assn.	3.000%	9/16/14	32,075	34,147

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Federal National Mortgage Assn.	4.625%	10/15/14	28,500	31,664
3	Federal National Mortgage Assn.	0.625%	10/30/14	35,500	35,528
3	Federal National Mortgage Assn.	2.625%	11/20/14	8,750	9,259
3	Federal National Mortgage Assn.	0.750%	12/19/14	50,525	50,752
3	Federal National Mortgage Assn.	5.000%	4/15/15	16,960	19,307
3	Federal National Mortgage Assn.	2.375%	7/28/15	30,125	31,784
3	Federal National Mortgage Assn.	2.000%	9/21/15	12,000	12,469
3	Federal National Mortgage Assn.	4.375%	10/15/15	17,755	20,068
3	Federal National Mortgage Assn.	1.625%	10/26/15	18,450	18,967
3	Federal National Mortgage Assn.	8.200%	3/10/16	50	65
3	Federal National Mortgage Assn.	5.000%	3/15/16	5,850	6,814
3	Federal National Mortgage Assn.	2.375%	4/11/16	51,040	53,982
3	Federal National Mortgage Assn.	5.250%	9/15/16	22,175	26,375
3	Federal National Mortgage Assn.	1.250%	9/28/16	25,600	25,749
3	Federal National Mortgage Assn.	1.375%	11/15/16	75,450	76,275
3	Federal National Mortgage Assn.	4.875%	12/15/16	25,925	30,595
3	Federal National Mortgage Assn.	5.000%	2/13/17	79,525	94,231
3	Federal National Mortgage Assn.	5.000%	5/11/17	119,951	142,815
3	Federal National Mortgage Assn.	5.375%	6/12/17	20,260	24,532
3	Federal National Mortgage Assn.	0.000%	10/9/19	14,545	11,048
3	Federal National Mortgage Assn.	6.250%	5/15/29	1,250	1,758
3	Federal National Mortgage Assn.	7.125%	1/15/30	24,980	38,355
3	Federal National Mortgage Assn.	7.250%	5/15/30	46,901	73,163
3	Federal National Mortgage Assn.	6.625%	11/15/30	6,795	10,053
3	Federal National Mortgage Assn.	5.625%	7/15/37	7,240	9,875
2	Financing Corp. Fico	9.800%	4/6/18	1,750	2,575
2	Financing Corp. Fico	10.350%	8/3/18	4,900	7,487
2	Financing Corp. Fico	9.650%	11/2/18	10,535	15,659
2	Financing Corp. Fico	9.700%	4/5/19	1,575	2,391
1	General Electric Capital Corp.	2.125%	12/21/12	19,250	19,601
1	General Electric Capital Corp.	2.625%	12/28/12	13,150	13,459
	Israel Government AID Bond	5.500%	12/4/23	3,200	4,108
	Israel Government AID Bond	5.500%	4/26/24	19,280	24,765
1	JPMorgan Chase & Co.	2.125%	12/26/12	32,325	32,920
	Private Export Funding Corp.	3.550%	4/15/13	2,275	2,367
	Private Export Funding Corp.	3.050%	10/15/14	4,600	4,882
	Private Export Funding Corp.	2.250%	12/15/17	4,600	4,797
	Private Export Funding Corp.	4.375%	3/15/19	8,700	10,228
	Private Export Funding Corp.	4.300%	12/15/21	3,800	4,353
	Private Export Funding Corp.	2.800%	5/15/22	2,625	2,651
	Resolution Funding Corp.	8.125%	10/15/19	450	647
	Resolution Funding Corp.	8.875%	7/15/20	180	273
	Resolution Funding Corp.	8.625%	1/15/30	110	183
	Small Business Administration Variable Rate Interest
	Only Custodial Receipts (U.S. Government
	Guaranteed)	2.719%	7/15/17	4,449	222
2	Tennessee Valley Authority	4.750%	8/1/13	4,000	4,277
2	Tennessee Valley Authority	5.500%	7/18/17	17,100	20,812
2	Tennessee Valley Authority	4.500%	4/1/18	6,325	7,437
2	Tennessee Valley Authority	3.875%	2/15/21	9,400	10,696
2	Tennessee Valley Authority	6.750%	11/1/25	1,985	2,815
2	Tennessee Valley Authority	7.125%	5/1/30	27,025	41,127
2	Tennessee Valley Authority	4.650%	6/15/35	15,169	17,768
2	Tennessee Valley Authority	5.880%	4/1/36	9,850	13,411
2	Tennessee Valley Authority	6.150%	1/15/38	135	192
2	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,353
2	Tennessee Valley Authority	5.250%	9/15/39	9,068	11,573
2	Tennessee Valley Authority	4.875%	1/15/48	6,825	8,421
2	Tennessee Valley Authority	5.375%	4/1/56	6,250	8,442
2	Tennessee Valley Authority	4.625%	9/15/60	7,468	8,800
					4,966,294
Conventional Mortgage-Backed Securities (26.5%)
3,4,5	Fannie Mae Pool	3.000%	1/1/27	233,325	240,945
3,4,5	Fannie Mae Pool	3.500%	7/1/13–1/1/42	908,970	945,731

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4,5	Fannie Mae Pool	4.000%	1/1/12–1/1/42	2,278,503	2,399,872
3,4,5	Fannie Mae Pool	4.500%	9/1/13–1/1/42	2,132,967	2,277,153
3,4,5	Fannie Mae Pool	5.000%	1/1/12–1/1/42	2,023,378	2,188,971
3,4,5	Fannie Mae Pool	5.500%	2/1/14–1/1/42	1,781,671	1,947,300
3,4,5	Fannie Mae Pool	6.000%	7/1/12–1/1/42	1,298,687	1,437,747
3,4,5	Fannie Mae Pool	6.500%	12/1/12–1/1/42	415,162	464,599
3,4	Fannie Mae Pool	7.000%	1/1/12–11/1/38	116,563	132,851
3,4	Fannie Mae Pool	7.500%	2/1/12–12/1/32	7,817	8,835
3,4	Fannie Mae Pool	8.000%	2/1/12–9/1/31	2,351	2,680
3,4	Fannie Mae Pool	8.500%	9/1/15–5/1/32	953	1,090
3,4	Fannie Mae Pool	9.000%	2/1/17–8/1/30	244	271
3,4	Fannie Mae Pool	9.500%	8/1/16–11/1/25	297	346
3,4	Fannie Mae Pool	10.000%	10/1/14–11/1/19	36	39
3,4	Fannie Mae Pool	11.000%	9/1/19	3	3
3,4	Federal Home Loan Mortgage Corp.	3.500%	9/1/26	33,450	34,896
3,4,5	Freddie Mac Gold Pool	3.000%	1/1/27	163,825	169,048
3,4,5	Freddie Mac Gold Pool	3.500%	6/1/19–1/1/42	509,902	529,959
3,4,5	Freddie Mac Gold Pool	4.000%	2/1/12–1/1/42	1,420,191	1,491,924
3,4,5	Freddie Mac Gold Pool	4.500%	6/1/12–1/1/42	1,517,165	1,610,535
3,4,5	Freddie Mac Gold Pool	5.000%	4/1/12–1/1/42	1,338,437	1,439,676
3,4,5	Freddie Mac Gold Pool	5.500%	12/1/13–1/1/42	1,305,342	1,419,925
3,4,5	Freddie Mac Gold Pool	6.000%	1/1/12–1/1/42	820,635	904,319
3,4,5	Freddie Mac Gold Pool	6.500%	1/1/12–12/1/41	238,647	267,652
3,4	Freddie Mac Gold Pool	7.000%	1/1/12–12/1/38	52,285	59,725
3,4	Freddie Mac Gold Pool	7.500%	2/1/12–2/1/32	4,912	5,588
3,4	Freddie Mac Gold Pool	8.000%	6/1/12–1/1/32	4,197	4,769
3,4	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	782	902
3,4	Freddie Mac Gold Pool	9.000%	7/1/20–3/1/31	569	644
3,4	Freddie Mac Gold Pool	9.500%	4/1/16–6/1/25	108	120
3,4	Freddie Mac Gold Pool	10.000%	10/1/16–4/1/25	14	18
3,4	Freddie Mac Non Gold Pool	8.000%	2/1/17–6/1/17	15	16
3,4	Freddie Mac Non Gold Pool	8.500%	6/1/18	28	33
3,4	Freddie Mac Non Gold Pool	9.500%	10/1/18–3/1/20	3	5
4,5	Ginnie Mae I Pool	3.500%	2/15/26–1/1/42	114,817	120,511
4,5	Ginnie Mae I Pool	4.000%	8/15/18–1/1/42	523,672	561,895
4,5	Ginnie Mae I Pool	4.500%	5/15/18–1/1/42	957,865	1,045,249
4	Ginnie Mae I Pool	4.750%	8/15/33	29	32
4,5	Ginnie Mae I Pool	5.000%	1/15/17–1/1/42	679,769	754,128
4,5	Ginnie Mae I Pool	5.500%	3/15/15–1/1/42	396,638	446,482
4	Ginnie Mae I Pool	6.000%	3/15/13–12/15/40	284,412	322,533
4	Ginnie Mae I Pool	6.500%	3/15/13–1/15/39	85,361	97,475
4	Ginnie Mae I Pool	7.000%	6/15/12–9/15/36	14,681	16,982
4	Ginnie Mae I Pool	7.250%	9/15/25	39	46
4	Ginnie Mae I Pool	7.500%	8/15/12–6/15/32	5,813	6,601
4	Ginnie Mae I Pool	7.750%	2/15/30	3	4
4	Ginnie Mae I Pool	7.900%	2/15/21	3	3
4	Ginnie Mae I Pool	8.000%	8/15/16–12/15/30	4,135	4,676
4	Ginnie Mae I Pool	8.250%	6/15/27	4	4
4	Ginnie Mae I Pool	8.500%	1/15/17–3/15/31	863	955
4	Ginnie Mae I Pool	9.000%	5/15/16–2/15/31	1,516	1,684
4	Ginnie Mae I Pool	9.500%	7/15/16–9/15/25	387	436
4	Ginnie Mae I Pool	10.000%	2/15/18–2/15/25	148	163
4	Ginnie Mae I Pool	10.500%	7/15/15–4/15/25	98	101
4	Ginnie Mae I Pool	11.000%	9/15/15–11/15/15	10	11
4	Ginnie Mae I Pool	11.500%	3/15/13–4/15/16	10	10
4,5	Ginnie Mae II Pool	3.500%	10/20/26–1/1/42	72,746	76,001
4,5	Ginnie Mae II Pool	4.000%	9/20/25–1/1/42	705,224	754,656
4,5	Ginnie Mae II Pool	4.500%	4/20/18–1/1/42	1,174,611	1,280,850
4,5	Ginnie Mae II Pool	5.000%	12/20/32–1/1/42	799,902	885,931
4	Ginnie Mae II Pool	5.500%	8/20/23–8/20/41	300,898	337,290
4	Ginnie Mae II Pool	6.000%	7/20/23–9/20/39	165,956	187,877
4	Ginnie Mae II Pool	6.500%	12/20/23–7/20/39	59,604	67,851
4	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	3,706	4,247
4	Ginnie Mae II Pool	7.500%	8/20/30	9	11

Vanguard® Total Bond Market Index Fund Schedule of Investments December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Ginnie Mae II Pool	8.500%	10/20/30	19	22
					26,962,904
Nonconventional Mortgage-Backed Securities (1.0%)
3,4	Fannie Mae Pool	2.246%	12/1/35	22	23
3,4	Fannie Mae Pool	2.315%	10/1/34	35	38
3,4	Fannie Mae Pool	2.375%	2/1/36	3,884	3,960
3,4	Fannie Mae Pool	2.392%	9/1/33–9/1/34	1,677	1,774
3,4	Fannie Mae Pool	2.400%	11/1/32	25	26
3,4	Fannie Mae Pool	2.440%	11/1/36	73	78
3,4	Fannie Mae Pool	2.465%	12/1/35	9,568	10,166
3,4	Fannie Mae Pool	2.496%	12/1/35	12,597	13,251
3,4	Fannie Mae Pool	2.497%	5/1/35	2,626	2,779
3,4	Fannie Mae Pool	2.500%	2/1/36	2,195	2,231
3,4	Fannie Mae Pool	2.559%	1/1/35	3,192	3,399
3,4	Fannie Mae Pool	2.560%	9/1/33	40	43
3,4	Fannie Mae Pool	2.571%	12/1/40	9,487	9,754
3,4	Fannie Mae Pool	2.576%	10/1/40	14,567	14,984
3,4	Fannie Mae Pool	2.667%	4/1/36	5,597	5,917
3,4	Fannie Mae Pool	2.685%	11/1/33	2,950	3,172
3,4	Fannie Mae Pool	2.697%	8/1/35	7,920	8,075
3,4	Fannie Mae Pool	2.849%	3/1/41	11,568	11,983
3,4	Fannie Mae Pool	2.884%	10/1/36	1,979	2,138
3,4	Fannie Mae Pool	2.933%	12/1/40	6,696	6,909
3,4	Fannie Mae Pool	3.014%	3/1/41	6,342	6,590
3,4	Fannie Mae Pool	3.117%	12/1/40	8,057	8,381
3,4	Fannie Mae Pool	3.123%	2/1/41	8,148	8,485
3,4	Fannie Mae Pool	3.158%	2/1/41	10,305	10,663
3,4	Fannie Mae Pool	3.173%	12/1/40	10,483	10,917
3,4	Fannie Mae Pool	3.207%	8/1/40	12,450	12,964
3,4	Fannie Mae Pool	3.209%	9/1/40	14,007	14,584
3,4	Fannie Mae Pool	3.235%	10/1/40	16,782	17,488
3,4	Fannie Mae Pool	3.284%	11/1/40	6,336	6,603
3,4	Fannie Mae Pool	3.295%	1/1/40	8,109	8,451
3,4	Fannie Mae Pool	3.347%	1/1/40	18,450	19,243
3,4	Fannie Mae Pool	3.377%	5/1/40	6,066	6,337
3,4	Fannie Mae Pool	3.451%	12/1/39	28,150	29,381
3,4	Fannie Mae Pool	3.512%	5/1/40	5,128	5,368
3,4	Fannie Mae Pool	3.535%	3/1/40	15,577	16,304
3,4	Fannie Mae Pool	3.538%	10/1/39	5,410	5,658
3,4	Fannie Mae Pool	3.610%	4/1/41	11,549	11,989
3,4	Fannie Mae Pool	3.616%	11/1/39	3,021	3,160
3,4	Fannie Mae Pool	3.623%	11/1/39	6,775	7,092
3,4	Fannie Mae Pool	3.633%	7/1/39	4,759	4,982
3,4	Fannie Mae Pool	3.767%	2/1/40	24,968	26,477
3,4	Fannie Mae Pool	3.801%	12/1/35	6,821	7,241
3,4	Fannie Mae Pool	4.030%	7/1/35	2,455	2,544
3,4	Fannie Mae Pool	4.507%	11/1/34	5,110	5,416
3,4	Fannie Mae Pool	4.515%	8/1/37	9,713	10,169
3,4	Fannie Mae Pool	4.582%	8/1/35–12/1/36	5,081	5,382
3,4	Fannie Mae Pool	4.782%	5/1/33	13	14
3,4	Fannie Mae Pool	4.875%	7/1/38	2,829	3,030
3,4	Fannie Mae Pool	4.919%	10/1/38	12,063	12,894
3,4	Fannie Mae Pool	4.952%	1/1/35	17	19
3,4	Fannie Mae Pool	4.977%	12/1/33	1,859	1,982
3,4	Fannie Mae Pool	5.024%	11/1/33	1,355	1,446
3,4	Fannie Mae Pool	5.038%	1/1/37	2,926	3,115
3,4	Fannie Mae Pool	5.051%	3/1/37	5,095	5,430
3,4	Fannie Mae Pool	5.092%	3/1/38	4,637	4,994
3,4	Fannie Mae Pool	5.127%	8/1/38	376	407
3,4	Fannie Mae Pool	5.206%	6/1/35	94	101
3,4	Fannie Mae Pool	5.208%	7/1/38	658	713
3,4	Fannie Mae Pool	5.255%	3/1/37	3,164	3,286
3,4	Fannie Mae Pool	5.284%	11/1/35	16	17
3,4	Fannie Mae Pool	5.346%	12/1/35	3,085	3,365

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Fannie Mae Pool	5.469%	2/1/37	4,893	5,026
3,4	Fannie Mae Pool	5.512%	4/1/37	629	674
3,4	Fannie Mae Pool	5.573%	5/1/36	2,577	2,786
3,4	Fannie Mae Pool	5.626%	3/1/37	2,788	2,891
3,4	Fannie Mae Pool	5.639%	3/1/37	5,412	5,586
3,4	Fannie Mae Pool	5.650%	6/1/37	2,313	2,480
3,4	Fannie Mae Pool	5.664%	4/1/37	3,163	3,323
3,4	Fannie Mae Pool	5.710%	4/1/37	4,906	5,295
3,4	Fannie Mae Pool	5.726%	2/1/37	3,285	3,446
3,4	Fannie Mae Pool	5.736%	12/1/37	7,432	8,295
3,4	Fannie Mae Pool	5.886%	1/1/37	486	524
3,4	Fannie Mae Pool	5.890%	11/1/36	3,496	3,773
3,4	Fannie Mae Pool	5.898%	10/1/37	5,985	6,459
3,4	Fannie Mae Pool	5.909%	6/1/36	847	912
3,4	Fannie Mae Pool	5.918%	4/1/36	2,918	3,137
3,4	Fannie Mae Pool	5.925%	8/1/37	5,217	5,523
3,4	Fannie Mae Pool	5.954%	2/1/37	7	7
3,4	Fannie Mae Pool	5.986%	7/1/37	1,411	1,523
3,4	Fannie Mae Pool	6.304%	9/1/37	2,965	3,112
3,4	Freddie Mac Non Gold Pool	2.085%	1/1/37	3,539	3,730
3,4	Freddie Mac Non Gold Pool	2.366%	12/1/34	8,005	8,429
3,4	Freddie Mac Non Gold Pool	2.375%	11/1/34	3,714	3,933
3,4	Freddie Mac Non Gold Pool	2.440%	12/1/34	58	60
3,4	Freddie Mac Non Gold Pool	2.477%	1/1/35	425	456
3,4	Freddie Mac Non Gold Pool	2.500%	4/1/33	27	28
3,4	Freddie Mac Non Gold Pool	2.506%	3/1/36	6,870	7,325
3,4	Freddie Mac Non Gold Pool	2.507%	12/1/34	2,854	3,002
3,4	Freddie Mac Non Gold Pool	2.515%	4/1/35	332	346
3,4	Freddie Mac Non Gold Pool	2.572%	6/1/37	3,339	3,548
3,4	Freddie Mac Non Gold Pool	2.580%	12/1/36	4,939	5,180
3,4	Freddie Mac Non Gold Pool	2.615%	12/1/34	44	46
3,4	Freddie Mac Non Gold Pool	2.627%	12/1/40	7,578	7,806
3,4	Freddie Mac Non Gold Pool	2.656%	5/1/33	131	139
3,4	Freddie Mac Non Gold Pool	2.713%	12/1/40	15,950	16,454
3,4	Freddie Mac Non Gold Pool	2.778%	3/1/36	21	22
3,4	Freddie Mac Non Gold Pool	2.780%	11/1/40	7,746	8,003
3,4	Freddie Mac Non Gold Pool	2.826%	1/1/41	11,762	12,077
3,4	Freddie Mac Non Gold Pool	2.981%	2/1/41	17,196	17,862
3,4	Freddie Mac Non Gold Pool	3.090%	3/1/41	9,364	9,743
3,4	Freddie Mac Non Gold Pool	3.149%	11/1/40	8,965	9,336
3,4	Freddie Mac Non Gold Pool	3.272%	6/1/40	6,833	7,126
3,4	Freddie Mac Non Gold Pool	3.334%	4/1/40	10,318	10,769
3,4	Freddie Mac Non Gold Pool	3.355%	5/1/40	3,532	3,690
3,4	Freddie Mac Non Gold Pool	3.449%	5/1/40	4,150	4,337
3,4	Freddie Mac Non Gold Pool	3.590%	6/1/40	9,438	9,894
3,4	Freddie Mac Non Gold Pool	3.596%	6/1/40	14,903	15,585
3,4	Freddie Mac Non Gold Pool	3.607%	1/1/40	8,957	9,379
3,4	Freddie Mac Non Gold Pool	3.670%	9/1/40	13,628	14,269
3,4	Freddie Mac Non Gold Pool	3.977%	3/1/40	20,857	21,951
3,4	Freddie Mac Non Gold Pool	4.023%	6/1/36	12	13
3,4	Freddie Mac Non Gold Pool	4.220%	3/1/37	7,270	7,535
3,4	Freddie Mac Non Gold Pool	4.546%	7/1/35	2,770	2,948
3,4	Freddie Mac Non Gold Pool	4.677%	6/1/34	28	30
3,4	Freddie Mac Non Gold Pool	4.746%	5/1/38	2,845	3,037
3,4	Freddie Mac Non Gold Pool	5.006%	6/1/35	11	12
3,4	Freddie Mac Non Gold Pool	5.028%	5/1/35	4,693	5,057
3,4	Freddie Mac Non Gold Pool	5.035%	7/1/38	7,057	7,561
3,4	Freddie Mac Non Gold Pool	5.132%	4/1/37	4,420	4,710
3,4	Freddie Mac Non Gold Pool	5.152%	8/1/34	14	15
3,4	Freddie Mac Non Gold Pool	5.220%	11/1/33	13	14
3,4	Freddie Mac Non Gold Pool	5.259%	3/1/38	9,607	10,356
3,4	Freddie Mac Non Gold Pool	5.314%	3/1/37	4,564	4,800
3,4	Freddie Mac Non Gold Pool	5.358%	12/1/35	3,549	3,756
3,4	Freddie Mac Non Gold Pool	5.396%	8/1/37	170	180

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Freddie Mac Non Gold Pool	5.414%	4/1/37	7,179	7,506
3,4	Freddie Mac Non Gold Pool	5.487%	4/1/37	72	75
3,4	Freddie Mac Non Gold Pool	5.493%	1/1/38	6,528	7,024
3,4	Freddie Mac Non Gold Pool	5.523%	2/1/36	3,795	4,120
3,4	Freddie Mac Non Gold Pool	5.531%	5/1/37	208	216
3,4	Freddie Mac Non Gold Pool	5.534%	3/1/37	1,734	1,864
3,4	Freddie Mac Non Gold Pool	5.565%	4/1/37	6,759	6,977
3,4	Freddie Mac Non Gold Pool	5.616%	3/1/37	704	748
3,4	Freddie Mac Non Gold Pool	5.712%	6/1/37	6,619	6,916
3,4	Freddie Mac Non Gold Pool	5.723%	11/1/36	1,892	2,030
3,4	Freddie Mac Non Gold Pool	5.726%	9/1/36	13,630	14,615
3,4	Freddie Mac Non Gold Pool	5.750%	5/1/36	5,969	6,353
3,4	Freddie Mac Non Gold Pool	5.773%	3/1/37	3,095	3,334
3,4	Freddie Mac Non Gold Pool	5.781%	10/1/37	5,317	5,578
3,4	Freddie Mac Non Gold Pool	5.788%	9/1/37	14,653	15,850
3,4	Freddie Mac Non Gold Pool	5.809%	6/1/37	6,832	7,364
3,4	Freddie Mac Non Gold Pool	5.829%	8/1/37	6,283	6,819
3,4	Freddie Mac Non Gold Pool	5.861%	5/1/37	7,348	7,939
3,4	Freddie Mac Non Gold Pool	5.888%	1/1/37	2,214	2,384
3,4	Freddie Mac Non Gold Pool	5.904%	12/1/36	2,066	2,230
3,4	Freddie Mac Non Gold Pool	6.012%	3/1/37	727	759
3,4	Freddie Mac Non Gold Pool	6.027%	3/1/37	171	177
3,4	Freddie Mac Non Gold Pool	6.032%	8/1/37	2,226	2,404
3,4	Freddie Mac Non Gold Pool	6.065%	12/1/36	4,815	5,214
3,4	Freddie Mac Non Gold Pool	6.070%	10/1/37	853	922
3,4	Freddie Mac Non Gold Pool	6.107%	6/1/37	3,259	3,433
3,4	Freddie Mac Non Gold Pool	6.394%	2/1/37	2,316	2,506
4	Ginnie Mae II Pool	2.375%	6/20/29	234	242
4	Ginnie Mae II Pool	2.500%	1/20/41–11/20/41	67,032	69,415
4	Ginnie Mae II Pool	3.000%	12/20/40–5/20/41	16,967	17,706
4	Ginnie Mae II Pool	3.500%	1/20/41	10,650	11,322
4	Ginnie Mae II Pool	4.000%	12/20/39	25,707	27,307
4	Ginnie Mae II Pool	4.500%	10/20/39	1,888	2,048
4	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	4,631	4,949

					1,001,049

Total U.S. Government and Agency Obligations (Cost $67,673,045)					71,949,250

Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
6	BA Covered Bond Issuer	5.500%	6/14/12	17,750	18,006
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	3.878%	9/11/36	108	108
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	4.050%	11/10/38	810	810
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	4.153%	11/10/38	4,250	4,387
4,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.544%	6/10/39	11,709	12,521
4,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	4.877%	7/10/42	18,805	19,825
4,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.066%	11/10/42	4,335	4,439
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	4.727%	7/10/43	4,695	4,833
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.118%	7/11/43	5,620	5,662
4,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.731%	5/10/45	7,700	8,638
4,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.766%	5/10/45	3,290	2,603
4,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.372%	9/10/45	19,690	21,737
4,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.421%	9/10/45	185	190

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.115%	10/10/45	16,101	17,760
4,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.120%	10/10/45	875	878
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.634%	7/10/46	22,705	25,206
4,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.695%	7/10/46	2,850	2,169
4,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.193%	9/10/47	3,204	3,464
4,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.193%	9/10/47	3,520	3,337
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.414%	9/10/47	11,525	12,404
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.448%	9/10/47	2,175	2,065
4,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	6.205%	2/10/51	21,200	23,892
6	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	1,975	2,010
6	Bank of Scotland plc	5.250%	2/21/17	12,135	12,689
4	Bear Stearns Commercial Mortgage Securities	6.460%	10/15/36	22	22
4,7	Bear Stearns Commercial Mortgage Securities	5.532%	4/12/38	21,037	23,436
4,7	Bear Stearns Commercial Mortgage Securities	5.533%	4/12/38	4,525	4,743
4	Bear Stearns Commercial Mortgage Securities	4.830%	8/15/38	24,377	24,668
4,7	Bear Stearns Commercial Mortgage Securities	5.759%	9/11/38	2,650	2,105
4,7	Bear Stearns Commercial Mortgage Securities	5.759%	9/11/38	5,500	5,665
4,7	Bear Stearns Commercial Mortgage Securities	5.441%	3/11/39	24,500	27,269
4,7	Bear Stearns Commercial Mortgage Securities	4.680%	8/13/39	16,300	16,937
4	Bear Stearns Commercial Mortgage Securities	4.740%	3/13/40	13,900	14,281
4,7	Bear Stearns Commercial Mortgage Securities	5.662%	6/11/40	16,070	16,316
4,7	Bear Stearns Commercial Mortgage Securities	5.714%	6/11/40	2,650	1,639
4,7	Bear Stearns Commercial Mortgage Securities	5.405%	12/11/40	1,443	1,595
4,7	Bear Stearns Commercial Mortgage Securities	5.200%	1/12/41	2,830	2,991
4	Bear Stearns Commercial Mortgage Securities	4.750%	6/11/41	4,175	3,844
4,7	Bear Stearns Commercial Mortgage Securities	5.582%	9/11/41	1,625	1,666
4,7	Bear Stearns Commercial Mortgage Securities	5.568%	10/12/41	8,318	8,774
4	Bear Stearns Commercial Mortgage Securities	4.521%	11/11/41	246	246
4	Bear Stearns Commercial Mortgage Securities	4.825%	11/11/41	495	532
4	Bear Stearns Commercial Mortgage Securities	4.868%	11/11/41	2,300	2,080
4,7	Bear Stearns Commercial Mortgage Securities	4.933%	2/13/42	2,500	2,707
4,7	Bear Stearns Commercial Mortgage Securities	5.742%	9/11/42	15,900	18,184
4	Bear Stearns Commercial Mortgage Securities	5.793%	9/11/42	5,500	5,730
4,7	Bear Stearns Commercial Mortgage Securities	5.127%	10/12/42	5,477	5,521
4,7	Bear Stearns Commercial Mortgage Securities	5.145%	10/12/42	3,215	3,597
4,7	Bear Stearns Commercial Mortgage Securities	5.513%	1/12/45	6,280	6,287
4,7	Bear Stearns Commercial Mortgage Securities	5.566%	1/12/45	4,275	3,068
4	Bear Stearns Commercial Mortgage Securities	5.613%	6/11/50	10,371	10,628
4,7	Bear Stearns Commercial Mortgage Securities	5.694%	6/11/50	21,900	24,240
4	Bear Stearns Commercial Mortgage Securities	5.700%	6/11/50	10,400	11,401
4,7	Bear Stearns Commercial Mortgage Securities	5.897%	6/11/50	4,553	4,320
4	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	36,645	41,740
4	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	9,800	11,810
4	Chase Issuance Trust	4.650%	3/15/15	32,375	33,722
4	Chase Issuance Trust	5.400%	7/15/15	10,025	10,707
6	Cie de Financement Foncier	2.125%	4/22/13	7,500	7,409
4	CIT Group Home Equity Loan Trust	6.200%	2/25/30	616	621
4	Citibank Credit Card Issuance Trust	4.900%	6/23/16	20,125	22,053
4	Citibank Credit Card Issuance Trust	4.150%	7/7/17	3,425	3,775
4	Citibank Credit Card Issuance Trust	5.650%	9/20/19	8,400	10,074
4	Citibank Credit Card Issuance Trust	5.350%	2/7/20	900	1,079
4	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	3,475	3,528
4,7	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	1,015	1,080
4,7	Citigroup Commercial Mortgage Trust	5.728%	3/15/49	12,600	13,903
4	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	430	479

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	3,375	3,397
4	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	2,025	1,564
4,7	Citigroup Commercial Mortgage Trust	5.697%	12/10/49	17,045	18,768
4,7	Citigroup Commercial Mortgage Trust	5.697%	12/10/49	4,350	4,270
4,7	Citigroup Commercial Mortgage Trust	6.072%	12/10/49	7,310	7,059
4,7	Citigroup Commercial Mortgage Trust	6.072%	12/10/49	17,377	19,422
4,7	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.225%	7/15/44	7,000	7,401
4,7	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.225%	7/15/44	18,000	19,882
4,7	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	18,540	20,427
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.648%	10/15/48	8,575	8,101
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	18,385	18,531
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	13,050	13,757
4,6	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	7,012	7,500
4	Commercial Mortgage Pass Through Certificates	4.084%	6/10/38	8,200	8,400
4	Commercial Mortgage Pass Through Certificates	4.715%	3/10/39	19,816	20,808
4,7	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	22,303	24,505
4,7	Commercial Mortgage Pass Through Certificates	5.750%	6/10/46	18,030	20,031
4,7	Commercial Mortgage Pass Through Certificates	5.776%	6/10/46	4,025	4,113
4	Commercial Mortgage Pass Through Certificates	5.248%	12/10/46	2,138	2,139
4,7	Commercial Mortgage Pass Through Certificates	5.814%	12/10/49	17,373	19,301
4,7	Credit Suisse First Boston Mortgage Securities Corp.	4.750%	1/15/37	16,575	17,301
4	Credit Suisse First Boston Mortgage Securities Corp.	4.877%	4/15/37	925	911
4,7	Credit Suisse First Boston Mortgage Securities Corp.	5.014%	2/15/38	14,150	15,334
4,7	Credit Suisse First Boston Mortgage Securities Corp.	5.075%	2/15/38	3,375	3,322
4	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	15,235	15,569
4,7	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	1,565	1,677
4,7	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	18,225	19,918
4,7	Credit Suisse First Boston Mortgage Securities Corp.	5.190%	8/15/38	3,400	3,229
4,7	Credit Suisse First Boston Mortgage Securities Corp.	5.230%	12/15/40	3,290	3,037
4,7	Credit Suisse Mortgage Capital Certificates	5.817%	6/15/38	18,434	20,519
4,7	Credit Suisse Mortgage Capital Certificates	5.817%	6/15/38	1,147	1,131
4,7	Credit Suisse Mortgage Capital Certificates	5.419%	2/15/39	3,350	2,933
4,7	Credit Suisse Mortgage Capital Certificates	5.419%	2/15/39	17,450	19,317
4,7	Credit Suisse Mortgage Capital Certificates	5.419%	2/15/39	7,675	7,680
4,7	Credit Suisse Mortgage Capital Certificates	5.713%	6/15/39	20,985	21,881
4	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	1,725	1,627
4	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	15,000	16,080
4	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	6,450	6,568
4,7	CW Capital Cobalt Ltd.	5.816%	5/15/46	11,775	12,846
4,7	CW Capital Cobalt Ltd.	5.484%	4/15/47	3,185	3,479
4	Discover Card Master Trust	5.650%	12/15/15	23,300	24,904
4	Discover Card Master Trust	5.650%	3/16/20	7,975	9,520
	Federal Housing Administration	7.430%	10/1/20	3	3
4,7	First Union Commercial Mortgage Trust	6.613%	10/15/35	2,668	2,725
4	Ford Credit Auto Owner Trust	4.370%	10/15/12	1,989	1,991
4	Ford Credit Auto Owner Trust	2.420%	11/15/14	4,625	4,689
4	Ford Credit Auto Owner Trust	2.150%	6/15/15	16,950	17,361
4	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	4,909	4,943
4	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	4,605	4,779
4	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	15,237	15,570
4,7	GE Capital Commercial Mortgage Corp.	5.330%	3/10/44	6,675	6,576
4,7	GE Capital Commercial Mortgage Corp.	5.330%	3/10/44	22,040	24,179
4,7	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	1,425	1,563
4,7	GE Capital Commercial Mortgage Corp.	5.309%	11/10/45	7,048	7,089
4	GE Capital Commercial Mortgage Corp.	5.543%	12/10/49	5,925	6,192
4	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	559	553
4	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	3,000	3,065
4	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	2,625	2,774
4	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	254	256
4,7	GMAC Commercial Mortgage Securities Inc.	5.453%	5/10/40	1,695	1,782
4	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	3,925	4,162
4	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	1,650	1,758
4	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	6,429	6,550
4	Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	801	808

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	11,875	12,445
4,7	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	13,850	14,718
4	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	3,957	3,965
4,7	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	18,508	19,807
4,7	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	4,475	4,091
4,7	Greenwich Capital Commercial Funding Corp.	5.882%	7/10/38	2,600	2,892
4,7	Greenwich Capital Commercial Funding Corp.	5.882%	7/10/38	2,400	2,379
4	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	1,625	1,527
4,7	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	23,400	24,975
4,7	Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	2,000	1,992
4,7	GS Mortgage Securities Corp. II	5.506%	4/10/38	7,894	7,981
4,7	GS Mortgage Securities Corp. II	5.553%	4/10/38	12,625	13,735
4,7	GS Mortgage Securities Corp. II	5.622%	4/10/38	4,750	4,699
4,7	GS Mortgage Securities Corp. II	5.396%	8/10/38	14,610	15,548
4	GS Mortgage Securities Corp. II	4.608%	1/10/40	14,425	14,747
4	GS Mortgage Securities Corp. II	3.707%	8/10/44	3,220	3,358
4	Honda Auto Receivables Owner Trust	1.800%	4/17/17	3,225	3,276
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.050%	12/12/34	8,042	8,183
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.654%	1/12/37	3,250	3,324
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.985%	1/12/37	11,725	12,080
4,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.255%	7/12/37	1,365	1,427
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.376%	7/12/37	8,378	8,479
4,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.358%	8/12/37	2,000	1,855
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.824%	9/12/37	1,266	1,265
4,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.879%	1/12/38	22,414	23,519
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.404%	1/12/39	11,465	11,995
4,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.579%	6/12/41	19,325	20,831
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.780%	7/15/42	1,800	1,898
4,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.319%	1/12/43	185	185
4,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.475%	4/15/43	3,722	4,079
4,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.450%	12/12/44	3,300	3,281
4,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.247%	12/15/44	4,250	4,468
4,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.326%	12/15/44	1,375	1,335
4,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.874%	4/15/45	15,525	17,395
4,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.875%	4/15/45	3,310	2,540
4,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.875%	4/15/45	1,750	1,802
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.593%	5/12/45	3,890	3,755
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.440%	5/15/45	4,315	4,365
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.447%	5/15/45	8,000	8,213
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.440%	6/12/47	10,650	11,413

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.816%	6/15/49	7,250	7,722
4,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.794%	2/12/51	27,885	30,755
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.855%	2/12/51	6,087	6,119
4,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.892%	2/12/51	3,350	3,327
4,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.882%	2/15/51	13,170	14,469
4,7	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	17,575	18,504
4	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	9,140	9,839
4,7	LB-UBS Commercial Mortgage Trust	5.150%	4/15/30	4,100	4,501
4,7	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	17,600	19,437
4,7	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	2,535	2,702
4	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	23,075	23,421
4	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	4,277	4,401
4	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	22,880	23,491
4,7	LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	9,550	10,012
4,7	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	21,100	21,865
4,7	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	27,350	30,512
4	LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	3,000	3,332
4	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	1,175	1,239
4	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	4,350	4,723
4	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	10,900	11,609
4	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	4,775	4,637
4,7	LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	1,625	1,494
4,7	LB-UBS Commercial Mortgage Trust	5.276%	2/15/41	3,375	3,095
4,7	LB-UBS Commercial Mortgage Trust	6.145%	4/15/41	22,025	24,836
4,7	LB-UBS Commercial Mortgage Trust	6.145%	4/15/41	3,020	2,851
4,7	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	17,600	19,265
4,7	Merrill Lynch Mortgage Trust	5.236%	11/12/35	10,800	11,250
4,7	Merrill Lynch Mortgage Trust	5.107%	7/12/38	965	1,015
4,7	Merrill Lynch Mortgage Trust	5.665%	5/12/39	14,050	15,863
4,7	Merrill Lynch Mortgage Trust	5.666%	5/12/39	1,825	1,908
4,7	Merrill Lynch Mortgage Trust	4.747%	6/12/43	2,500	2,716
4,7	Merrill Lynch Mortgage Trust	5.782%	8/12/43	2,865	2,882
4,7	Merrill Lynch Mortgage Trust	5.802%	8/12/43	3,325	2,233
4,7	Merrill Lynch Mortgage Trust	5.291%	1/12/44	20,875	23,131
4,7	Merrill Lynch Mortgage Trust	5.834%	6/12/50	3,260	3,073
4,7	Merrill Lynch Mortgage Trust	5.834%	6/12/50	23,068	24,875
4	Merrill Lynch Mortgage Trust	5.425%	2/12/51	3,397	3,459
4	Merrill Lynch Mortgage Trust	5.690%	2/12/51	17,040	18,177
4,7	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.906%	6/12/46	21,125	23,909
4,7	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.456%	7/12/46	3,660	3,705
4	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	14,870	15,524
4	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	8,399	8,469
4	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/49	14,675	15,523
4	Morgan Stanley Capital I	4.970%	4/14/40	5,675	5,969
4,7	Morgan Stanley Capital I	5.110%	6/15/40	15,050	16,092
4	Morgan Stanley Capital I	5.030%	6/13/41	973	991
4,7	Morgan Stanley Capital I	5.270%	6/13/41	4,525	4,798
4,7	Morgan Stanley Capital I	5.814%	8/12/41	2,175	2,397
4	Morgan Stanley Capital I	5.328%	11/12/41	6,460	7,118
4	Morgan Stanley Capital I	5.360%	11/12/41	7,400	7,136
4	Morgan Stanley Capital I	4.780%	12/13/41	1,900	2,046
4,7	Morgan Stanley Capital I	4.840%	12/13/41	1,350	1,195
4	Morgan Stanley Capital I	4.970%	12/15/41	10,300	10,798
4	Morgan Stanley Capital I	5.168%	1/14/42	3,950	4,272
4,7	Morgan Stanley Capital I	5.638%	6/11/42	19,150	21,832
4,7	Morgan Stanley Capital I	5.638%	6/11/42	1,375	1,415
4	Morgan Stanley Capital I	4.989%	8/13/42	24,800	26,982
4,7	Morgan Stanley Capital I	5.073%	8/13/42	3,730	3,435
4,7	Morgan Stanley Capital I	5.230%	9/15/42	23,225	25,806

Vanguard® Total Bond Market Index Fund Schedule of Investments December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,7	Morgan Stanley Capital I	5.727%	10/15/42	8,175	9,101
4,7	Morgan Stanley Capital I	5.732%	10/15/42	4,325	3,751
4,7	Morgan Stanley Capital I	5.732%	10/15/42	700	705
4,7	Morgan Stanley Capital I	5.202%	11/14/42	14,450	15,907
4,7	Morgan Stanley Capital I	6.278%	1/11/43	18,825	22,152
4	Morgan Stanley Capital I	5.332%	12/15/43	9,450	10,458
4,7	Morgan Stanley Capital I	5.417%	3/12/44	20,466	22,779
4,7	Morgan Stanley Capital I	5.773%	7/12/44	4,396	4,654
4,7	Morgan Stanley Capital I	5.793%	7/12/44	4,100	3,398
4	Morgan Stanley Capital I	4.660%	9/13/45	3,985	4,167
4,7	Morgan Stanley Capital I	5.654%	4/15/49	1,850	1,965
4,7	Morgan Stanley Capital I	5.684%	4/15/49	4,775	3,857
4,7	Morgan Stanley Capital I	5.692%	4/15/49	15,250	16,133
4,7	Morgan Stanley Capital I	5.544%	11/12/49	4,525	4,692
4	Morgan Stanley Capital I	5.809%	12/12/49	12,950	14,330
4,7	Morgan Stanley Capital I	6.108%	12/12/49	4,675	4,580
4	Morgan Stanley Capital I	5.090%	10/12/52	2,540	2,539
4,7	Morgan Stanley Capital I	5.204%	10/12/52	5,410	5,561
4	Morgan Stanley Capital I	4.770%	7/15/56	3,295	3,151
4	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	244	242
4	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	26,350	27,064
4	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	24,761	25,339
4	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	3,699	3,756
6	Northern Rock Asset Management plc	5.625%	6/22/17	33,225	35,218
4	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	580	586
4	PSE&G Transition Funding LLC	6.890%	12/15/17	21,175	25,277
4	Public Service New Hampshire Funding LLC	6.480%	5/1/15	100	104
4	Residential Asset Securities Corp.	6.489%	10/25/30	146	134
6	Royal Bank of Canada	3.125%	4/14/15	9,325	9,867
4	Salomon Brothers Mortgage Securities VII Inc.	4.467%	3/18/36	129	129
4,7	TIAA Seasoned Commercial Mortgage Trust	5.739%	8/15/39	3,285	3,126
4	USAA Auto Owner Trust	4.710%	2/18/14	6,735	6,763
4	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	665	679
4	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	971	995
4,7	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	3,100	3,215
4,7	Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	10,750	11,288
4	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	447	444
4	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	20,151	21,231
4,7	Wachovia Bank Commercial Mortgage Trust	5.316%	7/15/41	18,350	19,597
4	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	18,725	19,710
4,7	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	15,075	16,402
4,7	Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	1,700	1,597
4,7	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	6,729	7,385
4,7	Wachovia Bank Commercial Mortgage Trust	5.737%	5/15/43	16,025	17,901
4	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	14,354	15,573
4	Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	1,480	1,542
4	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	3,325	3,094
4,7	Wachovia Bank Commercial Mortgage Trust	5.204%	10/15/44	18,010	19,761
4,7	Wachovia Bank Commercial Mortgage Trust	5.204%	10/15/44	1,340	1,323
4,7	Wachovia Bank Commercial Mortgage Trust	5.269%	12/15/44	22,500	24,871
4,7	Wachovia Bank Commercial Mortgage Trust	5.319%	12/15/44	775	805
4,7	Wachovia Bank Commercial Mortgage Trust	5.970%	6/15/45	1,280	1,309
4,7	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	11,100	12,382
4	Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	2,700	2,889
4	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	16,475	17,560
4	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	2,225	2,199

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,418,241)					2,676,843

Corporate Bonds (20.7%)
Finance (6.9%)
	Banking (4.5%)
4	Abbey National Capital Trust I	8.963%	12/29/49	1,200	1,091
	Abbey National Treasury Services plc	2.875%	4/25/14	14,475	13,482

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Abbey National Treasury Services plc	4.000%	4/27/16	7,400	6,655
American Express Bank FSB	5.500%	4/16/13	8,675	9,061
American Express Bank FSB	6.000%	9/13/17	1,750	1,994
American Express Centurion Bank	5.950%	6/12/17	1,900	2,146
American Express Centurion Bank	6.000%	9/13/17	23,425	26,697
American Express Co.	4.875%	7/15/13	5,821	6,081
American Express Co.	7.250%	5/20/14	1,225	1,369
American Express Co.	5.500%	9/12/16	3,075	3,391
American Express Co.	6.150%	8/28/17	5,575	6,368
American Express Co.	7.000%	3/19/18	42,297	50,938
American Express Co.	8.125%	5/20/19	275	354
American Express Co.	8.150%	3/19/38	845	1,260
4 American Express Co.	6.800%	9/1/66	6,515	6,499
American Express Credit Corp.	5.875%	5/2/13	4,480	4,709
American Express Credit Corp.	7.300%	8/20/13	20,864	22,620
American Express Credit Corp.	5.125%	8/25/14	14,084	15,154
American Express Credit Corp.	2.800%	9/19/16	36,660	37,077
Associates Corp. of North America	6.950%	11/1/18	250	270
Banco Santander Chile	2.875%	11/13/12	1,475	1,479
BanColombia SA	4.250%	1/12/16	6,150	6,093
Bank of America Corp.	4.875%	1/15/13	15,782	15,853
Bank of America Corp.	4.900%	5/1/13	17,165	17,180
Bank of America Corp.	7.375%	5/15/14	6,125	6,342
Bank of America Corp.	5.375%	6/15/14	2,500	2,484
Bank of America Corp.	5.125%	11/15/14	21,259	21,134
Bank of America Corp.	4.500%	4/1/15	12,560	12,134
Bank of America Corp.	4.750%	8/1/15	225	216
Bank of America Corp.	3.700%	9/1/15	2,050	1,905
Bank of America Corp.	5.250%	12/1/15	3,975	3,753
Bank of America Corp.	3.625%	3/17/16	10,300	9,534
Bank of America Corp.	3.750%	7/12/16	5,750	5,331
Bank of America Corp.	6.500%	8/1/16	21,200	21,351
Bank of America Corp.	5.750%	8/15/16	11,025	10,216
Bank of America Corp.	5.625%	10/14/16	6,350	6,140
Bank of America Corp.	5.420%	3/15/17	14,300	12,966
Bank of America Corp.	6.000%	9/1/17	2,560	2,502
Bank of America Corp.	5.750%	12/1/17	6,525	6,218
Bank of America Corp.	5.650%	5/1/18	66,300	62,988
Bank of America Corp.	7.625%	6/1/19	25,625	26,569
Bank of America Corp.	5.625%	7/1/20	21,215	19,591
Bank of America Corp.	5.875%	1/5/21	750	708
Bank of America Corp.	7.250%	10/15/25	1,400	1,298
Bank of America Corp.	6.800%	3/15/28	1,025	904
Bank of America Corp.	6.500%	9/15/37	3,335	2,708
Bank of America NA	5.300%	3/15/17	24,375	22,191
Bank of America NA	6.100%	6/15/17	11,225	10,558
Bank of America NA	6.000%	10/15/36	8,325	6,916
Bank of Montreal	2.125%	6/28/13	6,475	6,579
Bank of Montreal	1.750%	4/29/14	825	838
Bank of New York Mellon Corp.	4.500%	4/1/13	2,125	2,219
Bank of New York Mellon Corp.	4.300%	5/15/14	10,175	10,883
Bank of New York Mellon Corp.	4.950%	3/15/15	9,750	10,511
Bank of New York Mellon Corp.	2.950%	6/18/15	4,200	4,361
Bank of New York Mellon Corp.	2.300%	7/28/16	925	934
Bank of New York Mellon Corp.	2.400%	1/17/17	9,900	9,939
Bank of New York Mellon Corp.	5.450%	5/15/19	6,240	7,159
Bank of New York Mellon Corp.	4.600%	1/15/20	5,775	6,293
Bank of New York Mellon Corp.	3.550%	9/23/21	2,450	2,505
Bank of Nova Scotia	2.250%	1/22/13	18,220	18,469
Bank of Nova Scotia	2.375%	12/17/13	17,950	18,441
Bank of Nova Scotia	3.400%	1/22/15	550	578
Bank of Nova Scotia	2.050%	10/7/15	500	502
Bank of Nova Scotia	2.900%	3/29/16	750	776
Bank of Nova Scotia	4.375%	1/13/21	1,250	1,361

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bank One Capital III	8.750%	9/1/30	2,700	3,401
	Bank One Corp.	5.250%	1/30/13	6,000	6,209
	Bank One Corp.	4.900%	4/30/15	6,075	6,394
	Bank One Corp.	7.750%	7/15/25	330	377
	Bank One Corp.	7.625%	10/15/26	2,930	3,438
	Barclays Bank plc	2.500%	1/23/13	11,950	11,899
	Barclays Bank plc	5.200%	7/10/14	30,645	31,585
	Barclays Bank plc	3.900%	4/7/15	750	756
	Barclays Bank plc	5.000%	9/22/16	11,300	11,679
	Barclays Bank plc	6.750%	5/22/19	9,225	10,224
	Barclays Bank plc	5.125%	1/8/20	24,900	25,553
	Barclays Bank plc	5.140%	10/14/20	750	647
	BB&T Capital Trust II	6.750%	6/7/36	8,725	8,669
4	BB&T Capital Trust IV	6.820%	6/12/77	3,875	3,958
	BB&T Corp.	2.050%	4/28/14	1,450	1,466
	BB&T Corp.	5.200%	12/23/15	5,212	5,630
	BB&T Corp.	3.200%	3/15/16	550	572
	BB&T Corp.	3.950%	4/29/16	1,600	1,718
	BB&T Corp.	4.900%	6/30/17	525	570
	BB&T Corp.	6.850%	4/30/19	3,754	4,568
	BB&T Corp.	5.250%	11/1/19	6,540	7,145
	BBVA US Senior SAU	3.250%	5/16/14	8,600	8,142
	Bear Stearns Cos. LLC	5.350%	2/1/12	14,075	14,125
	Bear Stearns Cos. LLC	5.700%	11/15/14	15,590	16,933
	Bear Stearns Cos. LLC	5.300%	10/30/15	6,415	6,911
	Bear Stearns Cos. LLC	5.550%	1/22/17	8,350	8,828
	Bear Stearns Cos. LLC	6.400%	10/2/17	8,230	9,195
	Bear Stearns Cos. LLC	7.250%	2/1/18	11,053	12,935
	Bear Stearns Cos. LLC	4.650%	7/2/18	1,650	1,682
	BNP Paribas SA	3.250%	3/11/15	3,925	3,719
	BNP Paribas SA	3.600%	2/23/16	28,675	26,889
	BNP Paribas SA	5.000%	1/15/21	29,700	28,495
	BNY Mellon NA	4.750%	12/15/14	2,800	3,039
	Branch Banking & Trust Co.	5.625%	9/15/16	5,825	6,638
	Canadian Imperial Bank of Commerce	1.450%	9/13/13	2,650	2,651
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	775	780
	Capital One Bank USA NA	6.500%	6/13/13	4,550	4,793
	Capital One Bank USA NA	8.800%	7/15/19	14,575	16,905
4	Capital One Capital III	7.686%	8/1/66	5,725	5,682
	Capital One Capital IV	6.745%	2/17/37	3,237	3,172
	Capital One Capital V	10.250%	8/15/39	3,675	3,804
	Capital One Capital VI	8.875%	5/15/40	9,725	9,944
	Capital One Financial Corp.	7.375%	5/23/14	8,025	8,817
	Capital One Financial Corp.	2.125%	7/15/14	750	740
	Capital One Financial Corp.	5.500%	6/1/15	8,892	9,515
	Capital One Financial Corp.	3.150%	7/15/16	14,150	14,214
	Capital One Financial Corp.	6.150%	9/1/16	6,469	6,745
	Capital One Financial Corp.	5.250%	2/21/17	1,850	1,964
	Capital One Financial Corp.	6.750%	9/15/17	5,950	6,693
	Capital One Financial Corp.	4.750%	7/15/21	7,825	8,111
4,6	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	14,225	16,203
4	Citigroup Capital XXI	8.300%	12/21/57	19,040	19,183
	Citigroup Inc.	5.300%	10/17/12	29,273	29,747
	Citigroup Inc.	5.500%	4/11/13	43,395	44,311
	Citigroup Inc.	6.500%	8/19/13	17,490	18,168
	Citigroup Inc.	6.000%	12/13/13	16,140	16,720
	Citigroup Inc.	5.125%	5/5/14	7,550	7,724
	Citigroup Inc.	6.375%	8/12/14	9,015	9,464
	Citigroup Inc.	5.000%	9/15/14	37,676	37,340
	Citigroup Inc.	5.500%	10/15/14	16,200	16,764
	Citigroup Inc.	6.010%	1/15/15	10,725	11,235
	Citigroup Inc.	4.750%	5/19/15	1,900	1,932
	Citigroup Inc.	4.700%	5/29/15	3,350	3,384
	Citigroup Inc.	4.587%	12/15/15	2,100	2,115

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Citigroup Inc.	5.300%	1/7/16	19,100	19,813
Citigroup Inc.	3.953%	6/15/16	725	723
Citigroup Inc.	5.850%	8/2/16	550	583
Citigroup Inc.	5.500%	2/15/17	4,775	4,820
Citigroup Inc.	6.000%	8/15/17	15,925	16,769
Citigroup Inc.	6.125%	11/21/17	11,375	12,146
Citigroup Inc.	6.125%	5/15/18	21,900	23,303
Citigroup Inc.	8.500%	5/22/19	25,205	29,860
Citigroup Inc.	5.375%	8/9/20	6,525	6,704
Citigroup Inc.	6.625%	6/15/32	2,225	2,050
Citigroup Inc.	5.875%	2/22/33	13,700	11,517
Citigroup Inc.	6.000%	10/31/33	10,525	8,977
Citigroup Inc.	5.850%	12/11/34	2,150	2,133
Citigroup Inc.	6.125%	8/25/36	8,175	7,139
Citigroup Inc.	5.875%	5/29/37	12,657	12,575
Citigroup Inc.	6.875%	3/5/38	27,510	30,760
Citigroup Inc.	8.125%	7/15/39	14,090	17,230
Comerica Bank	5.750%	11/21/16	10,775	11,824
Comerica Bank	5.200%	8/22/17	4,600	5,009
Comerica Inc.	4.800%	5/1/15	3,225	3,384
Compass Bank	6.400%	10/1/17	1,875	1,908
Compass Bank	5.900%	4/1/26	1,725	1,554
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	4,450	4,351
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	30,025	31,134
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	50	49
Countrywide Financial Corp.	6.250%	5/15/16	1,820	1,717
Credit Suisse	5.000%	5/15/13	30,460	31,330
Credit Suisse	5.500%	5/1/14	10,600	11,103
Credit Suisse	3.500%	3/23/15	25,625	25,650
Credit Suisse	6.000%	2/15/18	4,844	4,781
Credit Suisse	5.300%	8/13/19	15,000	15,426
Credit Suisse	5.400%	1/14/20	16,040	15,018
Credit Suisse	4.375%	8/5/20	23,317	22,854
4 Credit Suisse AG	5.860%	5/29/49	11,230	9,181
Credit Suisse USA Inc.	5.500%	8/15/13	6,250	6,512
Credit Suisse USA Inc.	5.125%	1/15/14	2,150	2,249
Credit Suisse USA Inc.	4.875%	1/15/15	7,345	7,685
Credit Suisse USA Inc.	5.125%	8/15/15	24,755	25,956
Credit Suisse USA Inc.	7.125%	7/15/32	11,036	13,144
Deutsche Bank AG	2.375%	1/11/13	8,250	8,216
Deutsche Bank AG	4.875%	5/20/13	24,300	24,864
Deutsche Bank AG	3.875%	8/18/14	750	770
Deutsche Bank AG	3.450%	3/30/15	15,300	15,498
Deutsche Bank AG	3.250%	1/11/16	15,450	15,620
Deutsche Bank AG	6.000%	9/1/17	21,381	23,896
Deutsche Bank Financial LLC	5.375%	3/2/15	5,950	5,835
Discover Bank	8.700%	11/18/19	4,500	5,123
Fifth Third Bancorp	6.250%	5/1/13	5,750	6,058
Fifth Third Bancorp	3.625%	1/25/16	16,000	16,363
Fifth Third Bancorp	5.450%	1/15/17	4,900	5,169
Fifth Third Bancorp	4.500%	6/1/18	1,525	1,521
Fifth Third Bancorp	8.250%	3/1/38	5,040	6,235
Fifth Third Bank	4.750%	2/1/15	8,825	9,247
4 Fifth Third Capital Trust IV	6.500%	4/15/67	4,200	4,116
First Horizon National Corp.	5.375%	12/15/15	13,850	14,144
First Niagara Financial Group Inc.	6.750%	3/19/20	1,675	1,759
First Niagara Financial Group Inc.	7.250%	12/15/21	725	739
First Tennessee Bank NA	5.050%	1/15/15	2,400	2,406
First Tennessee Bank NA	5.650%	4/1/16	1,690	1,696
FleetBoston Financial Corp.	6.875%	1/15/28	2,750	2,468
FleetBoston Financial Corp.	6.700%	7/15/28	1,900	1,655
Goldman Sachs Capital I	6.345%	2/15/34	16,825	14,382
Goldman Sachs Group Inc.	4.750%	7/15/13	21,645	21,901
Goldman Sachs Group Inc.	5.250%	10/15/13	16,430	16,808

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Goldman Sachs Group Inc.	5.150%	1/15/14	13,995	14,211
Goldman Sachs Group Inc.	6.000%	5/1/14	22,125	23,122
Goldman Sachs Group Inc.	5.000%	10/1/14	27,182	27,592
Goldman Sachs Group Inc.	5.125%	1/15/15	16,610	16,954
Goldman Sachs Group Inc.	3.700%	8/1/15	17,600	17,221
Goldman Sachs Group Inc.	5.350%	1/15/16	37,950	38,850
Goldman Sachs Group Inc.	3.625%	2/7/16	16,820	16,229
Goldman Sachs Group Inc.	5.750%	10/1/16	9,475	9,902
Goldman Sachs Group Inc.	5.625%	1/15/17	12,755	12,503
Goldman Sachs Group Inc.	6.250%	9/1/17	27,565	28,819
Goldman Sachs Group Inc.	5.950%	1/18/18	25,125	25,662
Goldman Sachs Group Inc.	6.150%	4/1/18	13,260	13,612
Goldman Sachs Group Inc.	7.500%	2/15/19	5,590	6,210
Goldman Sachs Group Inc.	5.375%	3/15/20	30,190	29,672
Goldman Sachs Group Inc.	6.000%	6/15/20	18,330	18,721
Goldman Sachs Group Inc.	5.250%	7/27/21	6,500	6,343
Goldman Sachs Group Inc.	5.950%	1/15/27	11,685	10,786
Goldman Sachs Group Inc.	6.125%	2/15/33	18,851	18,524
Goldman Sachs Group Inc.	6.450%	5/1/36	5,535	4,966
Goldman Sachs Group Inc.	6.750%	10/1/37	36,691	34,302
Goldman Sachs Group Inc.	6.250%	2/1/41	15,470	15,153
6 HBOS plc	6.750%	5/21/18	6,075	4,823
HSBC Bank USA NA	4.625%	4/1/14	5,925	6,073
HSBC Bank USA NA	4.875%	8/24/20	15,365	14,481
HSBC Bank USA NA	5.875%	11/1/34	2,700	2,611
HSBC Bank USA NA	5.625%	8/15/35	2,300	2,171
HSBC Holdings plc	5.100%	4/5/21	37,220	39,535
HSBC Holdings plc	4.875%	1/14/22	425	449
HSBC Holdings plc	7.625%	5/17/32	925	941
HSBC Holdings plc	7.350%	11/27/32	2,040	2,045
HSBC Holdings plc	6.500%	5/2/36	23,970	24,488
HSBC Holdings plc	6.500%	9/15/37	18,250	18,422
HSBC Holdings plc	6.800%	6/1/38	15,810	16,335
HSBC Holdings plc	6.100%	1/14/42	275	320
HSBC USA Inc.	5.000%	9/27/20	5,625	5,357
Huntington Bancshares Inc.	7.000%	12/15/20	4,200	4,742
JP Morgan Chase Capital XVII	5.850%	8/1/35	675	673
4 JP Morgan Chase Capital XVIII	6.950%	8/1/66	2,025	2,031
4 JP Morgan Chase Capital XX	6.550%	9/15/66	7,335	7,357
4 JP Morgan Chase Capital XXII	6.450%	1/15/87	17,600	17,512
JP Morgan Chase Capital XXV	6.800%	10/1/37	10,375	10,470
JP Morgan Chase Capital XXVII	7.000%	11/1/39	7,325	7,347
JPMorgan Chase & Co.	5.750%	1/2/13	6,386	6,621
JPMorgan Chase & Co.	4.750%	5/1/13	24,160	25,257
JPMorgan Chase & Co.	1.650%	9/30/13	1,430	1,440
JPMorgan Chase & Co.	2.050%	1/24/14	1,445	1,449
JPMorgan Chase & Co.	4.875%	3/15/14	18,100	18,946
JPMorgan Chase & Co.	4.650%	6/1/14	40,791	42,966
JPMorgan Chase & Co.	5.125%	9/15/14	21,412	22,577
JPMorgan Chase & Co.	3.700%	1/20/15	5,450	5,659
JPMorgan Chase & Co.	4.750%	3/1/15	3,900	4,143
JPMorgan Chase & Co.	5.250%	5/1/15	5,575	5,886
JPMorgan Chase & Co.	3.400%	6/24/15	34,625	35,288
JPMorgan Chase & Co.	5.150%	10/1/15	8,190	8,678
JPMorgan Chase & Co.	2.600%	1/15/16	15,375	15,272
JPMorgan Chase & Co.	3.450%	3/1/16	775	786
JPMorgan Chase & Co.	3.150%	7/5/16	26,750	26,888
JPMorgan Chase & Co.	6.125%	6/27/17	10,700	11,678
JPMorgan Chase & Co.	6.000%	1/15/18	9,610	10,768
JPMorgan Chase & Co.	6.300%	4/23/19	21,200	23,961
JPMorgan Chase & Co.	4.400%	7/22/20	7,275	7,281
JPMorgan Chase & Co.	4.250%	10/15/20	2,640	2,661
JPMorgan Chase & Co.	4.350%	8/15/21	6,200	6,284
JPMorgan Chase & Co.	6.400%	5/15/38	57,719	66,824

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JPMorgan Chase & Co.	5.500%	10/15/40	31,050	32,081
JPMorgan Chase & Co.	5.600%	7/15/41	12,250	13,152
JPMorgan Chase & Co.	5.400%	1/6/42	6,525	6,706
JPMorgan Chase Bank NA	5.875%	6/13/16	4,346	4,727
JPMorgan Chase Bank NA	6.000%	7/5/17	825	889
JPMorgan Chase Bank NA	6.000%	10/1/17	65	69
KeyBank NA	5.800%	7/1/14	2,825	3,016
KeyBank NA	4.950%	9/15/15	4,675	4,907
KeyBank NA	5.450%	3/3/16	6,275	6,783
KeyBank NA	6.950%	2/1/28	1,925	2,132
KeyCorp	6.500%	5/14/13	4,625	4,904
KeyCorp	5.100%	3/24/21	775	807
6 Lloyds TSB Bank plc	4.375%	1/12/15	9,640	9,248
Lloyds TSB Bank plc	4.875%	1/21/16	4,825	4,663
6 Lloyds TSB Bank plc	5.800%	1/13/20	9,425	8,945
Lloyds TSB Bank plc	6.375%	1/21/21	33,900	34,007
M&I Marshall & Ilsley Bank	4.850%	6/16/15	1,250	1,320
M&I Marshall & Ilsley Bank	5.000%	1/17/17	150	158
Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,950	6,817
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	450	440
MBNA Corp.	6.125%	3/1/13	4,075	4,092
MBNA Corp.	5.000%	6/15/15	4,775	4,656
Mellon Funding Corp.	5.000%	12/1/14	5,975	6,442
Merrill Lynch & Co. Inc.	5.450%	2/5/13	14,805	14,915
Merrill Lynch & Co. Inc.	6.150%	4/25/13	21,250	21,483
Merrill Lynch & Co. Inc.	5.000%	2/3/14	11,550	11,550
Merrill Lynch & Co. Inc.	5.450%	7/15/14	2,450	2,434
Merrill Lynch & Co. Inc.	5.000%	1/15/15	17,779	17,128
Merrill Lynch & Co. Inc.	6.050%	5/16/16	4,700	4,439
Merrill Lynch & Co. Inc.	5.700%	5/2/17	21,625	19,668
Merrill Lynch & Co. Inc.	6.400%	8/28/17	13,950	13,540
Merrill Lynch & Co. Inc.	6.875%	4/25/18	35,221	34,717
Merrill Lynch & Co. Inc.	6.500%	7/15/18	3,325	3,226
Merrill Lynch & Co. Inc.	6.875%	11/15/18	600	585
Merrill Lynch & Co. Inc.	6.220%	9/15/26	15,250	12,574
Merrill Lynch & Co. Inc.	6.110%	1/29/37	5,475	4,179
Merrill Lynch & Co. Inc.	7.750%	5/14/38	24,108	22,906
Morgan Stanley	5.300%	3/1/13	24,311	24,610
Morgan Stanley	6.750%	10/15/13	600	622
Morgan Stanley	2.875%	1/24/14	11,925	11,401
Morgan Stanley	4.750%	4/1/14	28,017	27,672
Morgan Stanley	6.000%	5/13/14	21,485	21,785
Morgan Stanley	2.875%	7/28/14	3,825	3,616
Morgan Stanley	4.200%	11/20/14	15,675	15,120
Morgan Stanley	4.100%	1/26/15	13,425	12,834
Morgan Stanley	6.000%	4/28/15	51,160	51,281
Morgan Stanley	4.000%	7/24/15	3,750	3,520
Morgan Stanley	5.375%	10/15/15	6,400	6,254
Morgan Stanley	3.450%	11/2/15	9,325	8,565
Morgan Stanley	3.800%	4/29/16	875	807
Morgan Stanley	5.750%	10/18/16	17,175	16,749
Morgan Stanley	5.450%	1/9/17	14,785	14,230
Morgan Stanley	5.550%	4/27/17	3,305	3,142
Morgan Stanley	6.250%	8/28/17	560	547
Morgan Stanley	5.950%	12/28/17	17,475	16,708
Morgan Stanley	6.625%	4/1/18	34,285	33,829
Morgan Stanley	7.300%	5/13/19	12,510	12,752
Morgan Stanley	5.625%	9/23/19	45,350	41,782
Morgan Stanley	5.500%	7/24/20	150	137
Morgan Stanley	5.750%	1/25/21	14,375	13,331
Morgan Stanley	5.500%	7/28/21	8,050	7,446
Morgan Stanley	6.250%	8/9/26	14,825	13,910
Morgan Stanley	7.250%	4/1/32	17,277	17,618
National City Bank	4.625%	5/1/13	2,500	2,598

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	National City Corp.	4.900%	1/15/15	1,425	1,538
	National City Corp.	6.875%	5/15/19	1,125	1,264
	Northern Trust Co.	6.500%	8/15/18	1,125	1,339
	Northern Trust Corp.	5.500%	8/15/13	1,350	1,436
	Northern Trust Corp.	4.625%	5/1/14	4,200	4,509
	Northern Trust Corp.	3.450%	11/4/20	750	769
	Northern Trust Corp.	3.375%	8/23/21	1,575	1,614
	Paribas	6.950%	7/22/13	900	909
	PNC Bank NA	4.875%	9/21/17	8,425	8,799
	PNC Bank NA	6.000%	12/7/17	1,100	1,193
	PNC Funding Corp.	3.000%	5/19/14	750	778
	PNC Funding Corp.	3.625%	2/8/15	18,150	19,121
	PNC Funding Corp.	4.250%	9/21/15	4,750	5,076
	PNC Funding Corp.	5.250%	11/15/15	8,605	9,356
	PNC Funding Corp.	2.700%	9/19/16	2,150	2,185
	PNC Funding Corp.	5.625%	2/1/17	975	1,052
	PNC Funding Corp.	6.700%	6/10/19	7,134	8,664
	PNC Funding Corp.	5.125%	2/8/20	12,875	14,543
	PNC Funding Corp.	4.375%	8/11/20	10,125	10,951
	Royal Bank of Canada	2.100%	7/29/13	15,400	15,681
	Royal Bank of Canada	1.450%	10/30/14	4,075	4,102
	Royal Bank of Canada	2.625%	12/15/15	5,400	5,547
	Royal Bank of Canada	2.875%	4/19/16	8,300	8,595
	Royal Bank of Canada	2.300%	7/20/16	19,050	19,374
	Royal Bank of Scotland Group plc	6.400%	10/21/19	25,065	23,278
	Royal Bank Of Scotland NV	4.650%	6/4/18	225	199
	Royal Bank of Scotland plc	3.400%	8/23/13	9,950	9,651
	Royal Bank of Scotland plc	3.250%	1/11/14	9,550	9,083
6	Royal Bank of Scotland plc	4.875%	8/25/14	1,700	1,680
	Royal Bank of Scotland plc	4.875%	3/16/15	6,200	5,915
	Royal Bank of Scotland plc	3.950%	9/21/15	1,440	1,343
	Royal Bank of Scotland plc	4.375%	3/16/16	5,850	5,579
	Royal Bank of Scotland plc	5.625%	8/24/20	13,825	13,274
	Royal Bank of Scotland plc	6.125%	1/11/21	19,075	19,006
	Santander Holdings USA Inc.	4.625%	4/19/16	9,075	8,732
	Santander UK plc	7.950%	10/26/29	4,500	3,744
	SouthTrust Corp.	5.800%	6/15/14	2,550	2,732
	Sovereign Bank	8.750%	5/30/18	1,595	1,769
4,6	Standard Chartered plc	6.409%	12/31/49	5,825	4,820
	State Street Bank and Trust Co.	5.300%	1/15/16	2,800	3,148
	State Street Corp.	4.300%	5/30/14	3,900	4,171
	State Street Corp.	2.875%	3/7/16	23,100	23,758
	State Street Corp.	4.956%	3/15/18	3,875	4,028
	State Street Corp.	4.375%	3/7/21	400	438
	SunTrust Bank	5.000%	9/1/15	39	41
	SunTrust Bank	7.250%	3/15/18	1,000	1,121
	SunTrust Banks Inc.	3.600%	4/15/16	9,450	9,617
	SunTrust Banks Inc.	3.500%	1/20/17	9,865	9,898
	SunTrust Banks Inc.	6.000%	9/11/17	2,508	2,773
4	SunTrust Capital VIII	6.100%	12/1/66	2,102	2,060
	Toronto-Dominion Bank	1.375%	7/14/14	3,500	3,541
	Toronto-Dominion Bank	2.500%	7/14/16	5,240	5,340
	Toronto-Dominion Bank	2.375%	10/19/16	9,900	10,088
	UBS AG	2.250%	8/12/13	20,350	20,143
	UBS AG	2.250%	1/28/14	150	146
	UBS AG	3.875%	1/15/15	990	985
	UBS AG	7.000%	10/15/15	2,500	2,561
	UBS AG	5.875%	7/15/16	6,025	6,072
	UBS AG	7.375%	6/15/17	9,550	10,213
	UBS AG	5.875%	12/20/17	29,199	30,262
	UBS AG	5.750%	4/25/18	10,642	11,023
	UBS AG	4.875%	8/4/20	29,035	28,728
4	UBS Preferred Funding Trust V	6.243%	5/29/49	750	628

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UFJ Finance Aruba AEC	6.750%	7/15/13	20,950	22,320
Union Bank NA	5.950%	5/11/16	3,875	4,197
Union Bank NA	3.000%	6/6/16	1,300	1,317
UnionBanCal Corp.	5.250%	12/16/13	2,105	2,170
US Bancorp	2.000%	6/14/13	15,625	15,872
US Bancorp	4.200%	5/15/14	1,475	1,576
US Bancorp	3.150%	3/4/15	1,450	1,519
US Bancorp	2.450%	7/27/15	650	667
US Bancorp	3.442%	2/1/16	17,800	18,350
US Bancorp	2.200%	11/15/16	1,350	1,365
US Bancorp	4.125%	5/24/21	14,400	15,892
US Bank NA	6.300%	2/4/14	8,750	9,594
US Bank NA	4.950%	10/30/14	12,771	13,866
USB Capital XIII Trust	6.625%	12/15/39	875	898
Wachovia Bank NA	4.800%	11/1/14	1,400	1,471
Wachovia Bank NA	4.875%	2/1/15	15,250	15,993
Wachovia Bank NA	5.000%	8/15/15	960	1,010
Wachovia Bank NA	6.000%	11/15/17	8,775	9,704
Wachovia Bank NA	5.850%	2/1/37	16,225	16,848
Wachovia Bank NA	6.600%	1/15/38	14,235	16,017
Wachovia Corp.	5.500%	5/1/13	7,125	7,518
Wachovia Corp.	4.875%	2/15/14	10,990	11,476
Wachovia Corp.	5.250%	8/1/14	7,212	7,619
Wachovia Corp.	5.625%	10/15/16	13,065	14,218
Wachovia Corp.	5.750%	6/15/17	28,025	31,649
Wachovia Corp.	5.750%	2/1/18	1,575	1,787
Wachovia Corp.	6.605%	10/1/25	175	199
Wachovia Corp.	7.500%	4/15/35	925	1,156
Wachovia Corp.	5.500%	8/1/35	4,185	4,070
Wachovia Corp.	6.550%	10/15/35	625	674
Wells Fargo & Co.	4.375%	1/31/13	18,235	18,819
Wells Fargo & Co.	4.950%	10/16/13	4,575	4,798
Wells Fargo & Co.	4.625%	4/15/14	250	261
Wells Fargo & Co.	3.750%	10/1/14	500	527
Wells Fargo & Co.	5.000%	11/15/14	171	182
Wells Fargo & Co.	3.625%	4/15/15	7,720	8,084
Wells Fargo & Co.	3.676%	6/15/16	36,225	38,090
Wells Fargo & Co.	2.625%	12/15/16	16,800	16,737
Wells Fargo & Co.	5.625%	12/11/17	26,350	29,905
Wells Fargo & Co.	4.600%	4/1/21	19,125	20,792
Wells Fargo & Co.	5.375%	2/7/35	4,250	4,500
Wells Fargo Bank NA	4.750%	2/9/15	14,125	14,792
Wells Fargo Bank NA	5.750%	5/16/16	7,900	8,671
Wells Fargo Bank NA	5.950%	8/26/36	12,625	13,256
4 Wells Fargo Capital X	5.950%	12/1/86	3,725	3,716
Westpac Banking Corp.	2.100%	8/2/13	5,175	5,204
Westpac Banking Corp.	1.850%	12/9/13	17,175	17,190
Westpac Banking Corp.	4.200%	2/27/15	15,075	15,749
Westpac Banking Corp.	3.000%	8/4/15	17,350	17,552
Westpac Banking Corp.	4.875%	11/19/19	12,100	12,911
Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	7,850	8,875
Ameriprise Financial Inc.	7.300%	6/28/19	400	482
Ameriprise Financial Inc.	5.300%	3/15/20	4,617	4,957
4 Ameriprise Financial Inc.	7.518%	6/1/66	575	576
BlackRock Inc.	3.500%	12/10/14	4,275	4,563
BlackRock Inc.	6.250%	9/15/17	3,375	3,931
BlackRock Inc.	5.000%	12/10/19	8,098	8,811
BlackRock Inc.	4.250%	5/24/21	2,115	2,202
Charles Schwab Corp.	4.950%	6/1/14	9,450	10,227
Charles Schwab Corp.	4.450%	7/22/20	4,550	4,847
6 FMR LLC	7.490%	6/15/19	800	926
Franklin Resources Inc.	2.000%	5/20/13	6,825	6,898

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Franklin Resources Inc.	3.125%	5/20/15	3,700	3,847
Franklin Resources Inc.	4.625%	5/20/20	1,950	2,111
GFI Group Inc.	8.375%	7/19/18	1,900	1,682
Invesco Ltd.	5.375%	2/27/13	25	26
Jefferies Group Inc.	5.125%	4/13/18	17,250	15,158
Jefferies Group Inc.	8.500%	7/15/19	9,402	9,473
Jefferies Group Inc.	6.875%	4/15/21	3,400	3,052
Jefferies Group Inc.	6.450%	6/8/27	13,560	11,170
Jefferies Group Inc.	6.250%	1/15/36	7,500	6,038
Lazard Group LLC	7.125%	5/15/15	2,150	2,313
Lazard Group LLC	6.850%	6/15/17	7,425	7,790
Nomura Holdings Inc.	5.000%	3/4/15	6,825	6,877
Nomura Holdings Inc.	6.700%	3/4/20	9,550	10,046
Raymond James Financial Inc.	4.250%	4/15/16	1,975	2,020
TD Ameritrade Holding Corp.	4.150%	12/1/14	2,725	2,872
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,425	2,621
Finance Companies (0.7%)
Block Financial LLC	7.875%	1/15/13	1,675	1,736
Block Financial LLC	5.125%	10/30/14	8,610	8,772
Discover Financial Services	6.450%	6/12/17	1,825	1,909
Discover Financial Services	10.250%	7/15/19	917	1,108
4 GE Capital Trust I	6.375%	11/15/67	10,475	10,318
General Electric Capital Corp.	5.250%	10/19/12	39,115	40,489
General Electric Capital Corp.	2.800%	1/8/13	10,500	10,690
General Electric Capital Corp.	5.450%	1/15/13	41,100	43,099
General Electric Capital Corp.	4.800%	5/1/13	24,125	25,345
General Electric Capital Corp.	2.100%	1/7/14	6,050	6,146
General Electric Capital Corp.	5.900%	5/13/14	4,850	5,319
General Electric Capital Corp.	5.500%	6/4/14	14,400	15,671
General Electric Capital Corp.	5.650%	6/9/14	9,000	9,797
General Electric Capital Corp.	3.750%	11/14/14	28,250	29,901
General Electric Capital Corp.	3.500%	6/29/15	2,500	2,622
General Electric Capital Corp.	4.375%	9/21/15	6,900	7,447
General Electric Capital Corp.	2.250%	11/9/15	7,089	7,101
General Electric Capital Corp.	2.950%	5/9/16	31,425	32,302
General Electric Capital Corp.	3.350%	10/17/16	1,450	1,509
General Electric Capital Corp.	5.400%	2/15/17	22,825	25,469
General Electric Capital Corp.	5.625%	9/15/17	20,663	22,887
General Electric Capital Corp.	5.625%	5/1/18	30,289	33,859
General Electric Capital Corp.	6.000%	8/7/19	11,650	13,377
General Electric Capital Corp.	5.500%	1/8/20	4,600	5,043
General Electric Capital Corp.	5.550%	5/4/20	8,550	9,368
General Electric Capital Corp.	5.300%	2/11/21	5,925	6,286
General Electric Capital Corp.	4.650%	10/17/21	5,575	5,807
General Electric Capital Corp.	6.750%	3/15/32	35,731	41,693
General Electric Capital Corp.	6.150%	8/7/37	30,500	33,544
General Electric Capital Corp.	5.875%	1/14/38	40,975	43,241
General Electric Capital Corp.	6.875%	1/10/39	33,250	39,622
4 General Electric Capital Corp.	6.375%	11/15/67	12,930	12,736
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	2,125	1,748
HSBC Finance Corp.	4.750%	7/15/13	24,875	25,337
HSBC Finance Corp.	5.250%	1/15/14	5,725	5,852
HSBC Finance Corp.	5.000%	6/30/15	15,200	15,408
HSBC Finance Corp.	5.500%	1/19/16	11,921	12,311
HSBC Finance Corp.	6.676%	1/15/21	36,424	37,537
6 International Lease Finance Corp.	6.500%	9/1/14	170	174
6 International Lease Finance Corp.	6.750%	9/1/16	830	851
SLM Corp.	5.375%	1/15/13	4,175	4,208
SLM Corp.	5.000%	10/1/13	4,485	4,507
SLM Corp.	5.375%	5/15/14	2,515	2,545
SLM Corp.	5.050%	11/14/14	2,335	2,256
SLM Corp.	5.000%	4/15/15	30	29
SLM Corp.	6.250%	1/25/16	7,075	6,918

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
SLM Corp.	8.450%	6/15/18	17,500	18,149
SLM Corp.	8.000%	3/25/20	6,710	6,806
SLM Corp.	5.625%	8/1/33	7,865	5,989
Insurance (1.2%)
ACE Capital Trust II	9.700%	4/1/30	2,035	2,710
ACE INA Holdings Inc.	5.875%	6/15/14	900	991
ACE INA Holdings Inc.	5.600%	5/15/15	6,175	6,896
ACE INA Holdings Inc.	2.600%	11/23/15	6,510	6,629
ACE INA Holdings Inc.	5.700%	2/15/17	2,930	3,368
ACE INA Holdings Inc.	5.800%	3/15/18	1,256	1,463
ACE INA Holdings Inc.	5.900%	6/15/19	2,575	3,065
ACE INA Holdings Inc.	6.700%	5/15/36	750	973
AEGON Funding Co. LLC	5.750%	12/15/20	4,525	4,708
Aegon NV	4.750%	6/1/13	1,900	1,945
Aetna Inc.	6.000%	6/15/16	10,650	12,271
Aetna Inc.	6.500%	9/15/18	2,175	2,638
Aetna Inc.	4.125%	6/1/21	350	365
Aetna Inc.	6.625%	6/15/36	8,900	10,965
Aetna Inc.	6.750%	12/15/37	4,855	6,079
Aflac Inc.	8.500%	5/15/19	950	1,167
Aflac Inc.	6.900%	12/17/39	825	922
Aflac Inc.	6.450%	8/15/40	250	264
Alleghany Corp.	5.625%	9/15/20	1,700	1,780
Allied World Assurance Co. Ltd.	7.500%	8/1/16	15,503	17,559
Allstate Corp.	5.000%	8/15/14	6,325	6,848
Allstate Corp.	6.125%	12/15/32	2,450	2,780
Allstate Corp.	5.350%	6/1/33	895	927
Allstate Corp.	5.550%	5/9/35	2,956	3,147
4 Allstate Corp.	6.500%	5/15/57	4,475	4,050
4 Allstate Corp.	6.125%	5/15/67	2,831	2,583
Allstate Life Global Funding Trusts	5.375%	4/30/13	18,900	19,957
Alterra Finance LLC	6.250%	9/30/20	2,000	2,106
American Financial Group Inc.	9.875%	6/15/19	8,114	9,512
American International Group Inc.	4.250%	5/15/13	18,551	18,528
American International Group Inc.	4.250%	9/15/14	5,500	5,343
American International Group Inc.	5.050%	10/1/15	3,200	3,100
American International Group Inc.	4.875%	9/15/16	5,500	5,193
American International Group Inc.	5.600%	10/18/16	2,000	1,943
American International Group Inc.	5.450%	5/18/17	7,425	7,117
American International Group Inc.	5.850%	1/16/18	18,627	18,131
American International Group Inc.	8.250%	8/15/18	3,325	3,528
American International Group Inc.	6.400%	12/15/20	15,040	15,153
American International Group Inc.	6.250%	5/1/36	13,860	12,616
American International Group Inc.	6.250%	3/15/37	4,660	3,378
6 American International Group Inc.	6.820%	11/15/37	955	921
4 American International Group Inc.	8.175%	5/15/68	26,400	23,826
AON Corp.	3.500%	9/30/15	5,680	5,838
Aon Corp.	5.000%	9/30/20	3,550	3,912
AON Corp.	8.205%	1/1/27	825	954
AON Corp.	6.250%	9/30/40	3,550	4,332
Arch Capital Group Ltd.	7.350%	5/1/34	4,335	5,093
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	2,075	2,092
Assurant Inc.	5.625%	2/15/14	3,225	3,370
Assurant Inc.	6.750%	2/15/34	5,965	6,207
AXA SA	8.600%	12/15/30	14,882	14,644
Axis Capital Holdings Ltd.	5.750%	12/1/14	2,150	2,261
Axis Specialty Finance LLC	5.875%	6/1/20	21,650	22,295
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	14,658	15,381
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	18,025	19,147
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	9,780	10,825
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	19,450	22,663
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	5,615	6,652
Berkshire Hathaway Inc.	2.125%	2/11/13	14,575	14,804

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Berkshire Hathaway Inc.	3.200%	2/11/15	12,370	13,104
Berkshire Hathaway Inc.	2.200%	8/15/16	11,625	11,991
Berkshire Hathaway Inc.	3.750%	8/15/21	250	260
Chubb Corp.	5.200%	4/1/13	1,575	1,652
Chubb Corp.	5.750%	5/15/18	6,050	7,107
Chubb Corp.	6.000%	5/11/37	5,945	7,108
Chubb Corp.	6.500%	5/15/38	1,900	2,406
4 Chubb Corp.	6.375%	3/29/67	11,075	10,937
Cigna Corp.	2.750%	11/15/16	3,250	3,244
CIGNA Corp.	5.125%	6/15/20	2,075	2,237
CIGNA Corp.	4.375%	12/15/20	3,550	3,615
Cigna Corp.	4.500%	3/15/21	875	896
Cigna Corp.	4.000%	2/15/22	3,050	3,021
CIGNA Corp.	7.875%	5/15/27	1,025	1,266
CIGNA Corp.	6.150%	11/15/36	8,675	9,466
Cigna Corp.	5.875%	3/15/41	2,200	2,334
Cigna Corp.	5.375%	2/15/42	3,500	3,501
Cincinnati Financial Corp.	6.920%	5/15/28	3,575	3,925
Cincinnati Financial Corp.	6.125%	11/1/34	2,010	2,010
CNA Financial Corp.	5.850%	12/15/14	4,038	4,255
CNA Financial Corp.	6.500%	8/15/16	8,625	9,339
CNA Financial Corp.	7.350%	11/15/19	8,800	9,798
CNA Financial Corp.	5.875%	8/15/20	2,775	2,869
CNA Financial Corp.	5.750%	8/15/21	600	612
Coventry Health Care Inc.	6.300%	8/15/14	9,515	10,333
Coventry Health Care Inc.	5.450%	6/15/21	3,150	3,486
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	6,875	6,940
Genworth Financial Inc.	5.750%	6/15/14	2,496	2,533
Genworth Financial Inc.	4.950%	10/1/15	950	898
Genworth Financial Inc.	8.625%	12/15/16	9,150	9,310
Genworth Financial Inc.	7.700%	6/15/20	1,150	1,084
Genworth Financial Inc.	7.200%	2/15/21	4,100	3,688
Genworth Financial Inc.	6.500%	6/15/34	5,775	4,533
Hartford Financial Services Group Inc.	4.625%	7/15/13	4,125	4,226
Hartford Financial Services Group Inc.	5.500%	10/15/16	3,075	3,187
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,600	2,604
Hartford Financial Services Group Inc.	6.300%	3/15/18	2,900	3,039
Hartford Financial Services Group Inc.	6.000%	1/15/19	1,325	1,360
Hartford Financial Services Group Inc.	5.500%	3/30/20	500	499
Hartford Financial Services Group Inc.	5.950%	10/15/36	2,200	2,020
Hartford Financial Services Group Inc.	6.100%	10/1/41	3,875	3,589
HCC Insurance Holdings Inc.	6.300%	11/15/19	4,250	4,635
Humana Inc.	6.450%	6/1/16	175	195
Humana Inc.	7.200%	6/15/18	6,375	7,532
Humana Inc.	6.300%	8/1/18	200	225
Jefferson-Pilot Corp.	4.750%	1/30/14	1,600	1,661
Lincoln National Corp.	4.300%	6/15/15	250	260
Lincoln National Corp.	8.750%	7/1/19	127	154
Lincoln National Corp.	6.150%	4/7/36	6,950	7,060
Lincoln National Corp.	7.000%	6/15/40	8,425	9,475
4 Lincoln National Corp.	7.000%	5/17/66	15,950	14,435
4 Lincoln National Corp.	6.050%	4/20/67	1,700	1,415
Loews Corp.	5.250%	3/15/16	3,200	3,527
Loews Corp.	6.000%	2/1/35	625	681
Manulife Financial Corp.	3.400%	9/17/15	10,500	10,552
Manulife Financial Corp.	4.900%	9/17/20	16,225	16,654
Markel Corp.	7.125%	9/30/19	6,625	7,597
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	8,853	9,848
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	8,150	10,780
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	1,720	1,881
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	400	439
MetLife Inc.	5.000%	11/24/13	4,425	4,715
MetLife Inc.	2.375%	2/6/14	9,725	9,859
MetLife Inc.	5.000%	6/15/15	3,926	4,263

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
MetLife Inc.	6.750%	6/1/16	3,900	4,501
MetLife Inc.	7.717%	2/15/19	1,495	1,870
MetLife Inc.	4.750%	2/8/21	4,040	4,356
MetLife Inc.	6.500%	12/15/32	2,700	3,213
MetLife Inc.	6.375%	6/15/34	2,375	2,804
MetLife Inc.	5.700%	6/15/35	725	808
MetLife Inc.	5.875%	2/6/41	10,890	12,575
4 MetLife Inc.	6.400%	12/15/66	19,317	18,231
4 MetLife Inc.	10.750%	8/1/69	760	996
6 Metropolitan Life Global Funding I	5.125%	6/10/14	3,475	3,736
4 Nationwide Financial Services Inc.	6.750%	5/15/67	350	301
OneBeacon US Holdings Inc.	5.875%	5/15/13	565	582
PartnerRe Finance B LLC	5.500%	6/1/20	11,484	11,631
Principal Financial Group Inc.	7.875%	5/15/14	650	726
Principal Financial Group Inc.	8.875%	5/15/19	4	5
Principal Financial Group Inc.	6.050%	10/15/36	3,275	3,460
Principal Life Income Funding Trusts	5.300%	4/24/13	5,575	5,850
Principal Life Income Funding Trusts	5.100%	4/15/14	4,925	5,246
Progressive Corp.	3.750%	8/23/21	7,450	7,738
Progressive Corp.	6.625%	3/1/29	4,700	5,882
Progressive Corp.	6.250%	12/1/32	25	31
4 Progressive Corp.	6.700%	6/15/67	7,200	7,272
Protective Life Corp.	7.375%	10/15/19	5,995	6,647
Protective Life Corp.	8.450%	10/15/39	5,100	5,871
Prudential Financial Inc.	2.750%	1/14/13	9,505	9,651
Prudential Financial Inc.	5.150%	1/15/13	2,145	2,224
Prudential Financial Inc.	4.500%	7/15/13	6,225	6,454
Prudential Financial Inc.	4.750%	4/1/14	1,875	1,977
Prudential Financial Inc.	5.100%	9/20/14	10,991	11,840
Prudential Financial Inc.	3.875%	1/14/15	11,250	11,638
Prudential Financial Inc.	6.200%	1/15/15	5,150	5,625
Prudential Financial Inc.	4.750%	9/17/15	2,825	2,987
Prudential Financial Inc.	5.500%	3/15/16	675	732
Prudential Financial Inc.	6.000%	12/1/17	2,800	3,109
Prudential Financial Inc.	5.375%	6/21/20	2,475	2,630
Prudential Financial Inc.	5.750%	7/15/33	900	903
Prudential Financial Inc.	5.400%	6/13/35	9,035	8,660
Prudential Financial Inc.	5.900%	3/17/36	9,737	9,895
Prudential Financial Inc.	5.700%	12/14/36	10,525	10,450
Prudential Financial Inc.	6.625%	6/21/40	5,325	5,875
4 Prudential Financial Inc.	8.875%	6/15/68	750	855
4 Reinsurance Group of America Inc.	6.750%	12/15/65	6,950	5,977
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	975	1,082
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	3,450	3,868
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	10,815	13,520
Torchmark Corp.	6.375%	6/15/16	3,500	3,837
Transatlantic Holdings Inc.	8.000%	11/30/39	14,470	16,381
Travelers Cos. Inc.	5.500%	12/1/15	1,025	1,151
Travelers Cos. Inc.	6.250%	6/20/16	2,625	3,081
Travelers Cos. Inc.	5.750%	12/15/17	3,825	4,498
Travelers Cos. Inc.	5.800%	5/15/18	150	176
Travelers Cos. Inc.	5.900%	6/2/19	11,500	13,551
Travelers Cos. Inc.	3.900%	11/1/20	400	422
Travelers Cos. Inc.	6.250%	6/15/37	15,725	19,858
Travelers Cos. Inc.	5.350%	11/1/40	2,370	2,747
Travelers Property Casualty Corp.	5.000%	3/15/13	225	234
Travelers Property Casualty Corp.	6.375%	3/15/33	325	401
UnitedHealth Group Inc.	4.875%	2/15/13	2,350	2,451
UnitedHealth Group Inc.	4.875%	4/1/13	2,850	2,986
UnitedHealth Group Inc.	4.875%	3/15/15	16,831	18,609
UnitedHealth Group Inc.	5.375%	3/15/16	200	229
UnitedHealth Group Inc.	6.000%	6/15/17	7,500	8,834
UnitedHealth Group Inc.	6.000%	2/15/18	19,655	23,313
UnitedHealth Group Inc.	3.875%	10/15/20	170	181

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UnitedHealth Group Inc.	4.700%	2/15/21	675	758
UnitedHealth Group Inc.	5.800%	3/15/36	2,275	2,699
UnitedHealth Group Inc.	6.500%	6/15/37	1,350	1,703
UnitedHealth Group Inc.	6.625%	11/15/37	3,475	4,455
UnitedHealth Group Inc.	6.875%	2/15/38	4,605	6,210
UnitedHealth Group Inc.	5.700%	10/15/40	170	203
Unum Group	7.125%	9/30/16	3,425	3,914
Unum Group	5.625%	9/15/20	2,200	2,284
Validus Holdings Ltd.	8.875%	1/26/40	3,000	3,262
WellPoint Inc.	6.000%	2/15/14	2,225	2,423
WellPoint Inc.	5.000%	12/15/14	3,525	3,844
WellPoint Inc.	5.250%	1/15/16	10,436	11,694
WellPoint Inc.	5.875%	6/15/17	375	434
WellPoint Inc.	7.000%	2/15/19	860	1,043
WellPoint Inc.	4.350%	8/15/20	2,600	2,818
WellPoint Inc.	3.700%	8/15/21	650	662
WellPoint Inc.	5.950%	12/15/34	7,775	9,162
WellPoint Inc.	5.850%	1/15/36	6,660	7,784
WellPoint Inc.	6.375%	6/15/37	1,530	1,915
Willis Group Holdings plc	5.750%	3/15/21	4,051	4,325
Willis North America Inc.	5.625%	7/15/15	3,825	4,054
Willis North America Inc.	6.200%	3/28/17	2,495	2,742
Willis North America Inc.	7.000%	9/29/19	20,300	22,603
WR Berkley Corp.	5.375%	9/15/20	950	970
XL Group plc	5.250%	9/15/14	5,625	5,949
XL Group plc	6.375%	11/15/24	525	549
XL Group plc	6.250%	5/15/27	8,025	8,164
XLIT Ltd.	5.750%	10/1/21	4,195	4,442
Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	8,450	9,020
CME Group Inc.	5.750%	2/15/14	3,225	3,517
NASDAQ OMX Group Inc.	4.000%	1/15/15	3,275	3,366
NASDAQ OMX Group Inc.	5.550%	1/15/20	5,325	5,436
NYSE Euronext	4.800%	6/28/13	4,435	4,662
ORIX Corp.	4.710%	4/27/15	1,969	2,032
ORIX Corp.	5.000%	1/12/16	4,835	5,072
XTRA Finance Corp.	5.150%	4/1/17	12,925	14,370
Real Estate Investment Trusts (0.4%)
Arden Realty LP	5.250%	3/1/15	925	985
AvalonBay Communities Inc.	5.750%	9/15/16	825	932
Boston Properties LP	5.625%	4/15/15	5,175	5,702
Boston Properties LP	5.625%	11/15/20	8,925	9,943
Boston Properties LP	4.125%	5/15/21	1,280	1,293
Brandywine Operating Partnership LP	5.400%	11/1/14	1,000	1,038
Brandywine Operating Partnership LP	7.500%	5/15/15	3,950	4,340
Brandywine Operating Partnership LP	6.000%	4/1/16	6,390	6,685
Brandywine Operating Partnership LP	5.700%	5/1/17	4,580	4,744
Brandywine Operating Partnership LP	4.950%	4/15/18	8,325	8,217
Camden Property Trust	5.700%	5/15/17	5,025	5,498
CommonWealth REIT	6.250%	8/15/16	1,425	1,516
CommonWealth REIT	6.250%	6/15/17	5,075	5,379
CommonWealth REIT	5.875%	9/15/20	3,200	3,264
Digital Realty Trust LP	4.500%	7/15/15	2,400	2,446
Digital Realty Trust LP	5.875%	2/1/20	2,000	2,071
Digital Realty Trust LP	5.250%	3/15/21	12,345	12,373
Duke Realty LP	6.250%	5/15/13	800	837
Duke Realty LP	7.375%	2/15/15	8,425	9,299
Duke Realty LP	5.950%	2/15/17	4,200	4,513
Duke Realty LP	8.250%	8/15/19	3,600	4,276
Duke Realty LP	6.750%	3/15/20	1,025	1,128
ERP Operating LP	5.250%	9/15/14	1,700	1,802
ERP Operating LP	5.125%	3/15/16	825	886
ERP Operating LP	5.375%	8/1/16	3,125	3,405

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ERP Operating LP	5.750%	6/15/17	1,250	1,386
ERP Operating LP	4.750%	7/15/20	1,350	1,396
ERP Operating LP	4.625%	12/15/21	8,030	8,254
HCP Inc.	5.650%	12/15/13	9,655	10,175
HCP Inc.	2.700%	2/1/14	650	649
HCP Inc.	3.750%	2/1/16	17,500	17,827
HCP Inc.	6.300%	9/15/16	2,915	3,184
HCP Inc.	5.625%	5/1/17	100	106
HCP Inc.	6.700%	1/30/18	6,200	6,967
HCP Inc.	5.375%	2/1/21	300	314
HCP Inc.	6.750%	2/1/41	500	563
Health Care REIT Inc.	6.000%	11/15/13	2,175	2,289
Health Care REIT Inc.	3.625%	3/15/16	2,150	2,115
Health Care REIT Inc.	6.200%	6/1/16	9,300	9,961
Health Care REIT Inc.	4.700%	9/15/17	25	25
Health Care REIT Inc.	4.950%	1/15/21	2,335	2,237
Health Care REIT Inc.	5.250%	1/15/22	5,675	5,533
Health Care REIT Inc.	6.500%	3/15/41	3,400	3,389
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,525	1,563
Healthcare Realty Trust Inc.	6.500%	1/17/17	2,800	3,016
Healthcare Realty Trust Inc.	5.750%	1/15/21	2,750	2,783
Hospitality Properties Trust	6.750%	2/15/13	500	509
Hospitality Properties Trust	7.875%	8/15/14	3,550	3,855
Hospitality Properties Trust	5.125%	2/15/15	5,170	5,254
Kilroy Realty LP	5.000%	11/3/15	3,950	4,095
Kilroy Realty LP	4.800%	7/15/18	11,075	11,027
Kimco Realty Corp.	5.783%	3/15/16	1,075	1,160
Kimco Realty Corp.	5.700%	5/1/17	5,625	6,089
Kimco Realty Corp.	6.875%	10/1/19	6,650	7,635
Liberty Property LP	5.125%	3/2/15	8,400	8,919
Liberty Property LP	5.500%	12/15/16	1,975	2,140
Liberty Property LP	6.625%	10/1/17	2,750	3,129
Liberty Property LP	4.750%	10/1/20	225	229
Mack-Cali Realty LP	7.750%	8/15/19	2,200	2,615
National Retail Properties Inc.	6.875%	10/15/17	10,350	11,445
Nationwide Health Properties Inc.	6.250%	2/1/13	4,150	4,283
ProLogis LP	7.625%	8/15/14	600	656
ProLogis LP	4.500%	8/15/17	2,600	2,603
ProLogis LP	7.375%	10/30/19	5,100	5,774
ProLogis LP	6.625%	12/1/19	1,750	1,891
ProLogis LP	6.875%	3/15/20	7,175	7,929
Realty Income Corp.	5.950%	9/15/16	150	166
Realty Income Corp.	6.750%	8/15/19	8,210	9,345
Realty Income Corp.	5.750%	1/15/21	5,175	5,599
Realty Income Corp.	5.875%	3/15/35	360	366
Regency Centers LP	5.250%	8/1/15	2,925	3,120
Senior Housing Properties Trust	4.300%	1/15/16	2,175	2,131
Simon Property Group LP	6.750%	5/15/14	11,480	12,673
Simon Property Group LP	4.200%	2/1/15	2,225	2,359
Simon Property Group LP	5.100%	6/15/15	2,286	2,500
Simon Property Group LP	5.750%	12/1/15	15,350	17,118
Simon Property Group LP	6.100%	5/1/16	1,850	2,092
Simon Property Group LP	5.250%	12/1/16	14,075	15,539
Simon Property Group LP	2.800%	1/30/17	600	612
Simon Property Group LP	5.875%	3/1/17	3,250	3,742
Simon Property Group LP	6.125%	5/30/18	5,225	6,022
Simon Property Group LP	5.650%	2/1/20	6,150	7,027
Simon Property Group LP	4.375%	3/1/21	1,100	1,165
Simon Property Group LP	4.125%	12/1/21	2,250	2,356
Simon Property Group LP	6.750%	2/1/40	7,800	10,170
Tanger Properties LP	6.150%	11/15/15	3,525	3,899
UDR Inc.	4.250%	6/1/18	1,200	1,237
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	400	390
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	4,850	4,686

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
				7,056,685
Industrial (11.5%)
Basic Industry (1.1%)
Agrium Inc.	6.750%	1/15/19	7,100	8,661
Agrium Inc.	6.125%	1/15/41	6,550	7,932
Air Products & Chemicals Inc.	2.000%	8/2/16	5,325	5,462
Air Products & Chemicals Inc.	3.000%	11/3/21	2,125	2,156
Airgas Inc.	4.500%	9/15/14	2,325	2,464
Airgas Inc.	3.250%	10/1/15	5,400	5,562
Albemarle Corp.	4.500%	12/15/20	1,300	1,385
Alcoa Inc.	6.000%	7/15/13	5,500	5,857
Alcoa Inc.	5.550%	2/1/17	500	535
Alcoa Inc.	6.750%	7/15/18	200	221
Alcoa Inc.	5.720%	2/23/19	5,288	5,441
Alcoa Inc.	6.150%	8/15/20	13,700	14,182
Alcoa Inc.	5.400%	4/15/21	625	628
Alcoa Inc.	5.870%	2/23/22	2,512	2,537
Alcoa Inc.	5.900%	2/1/27	12,365	12,178
Alcoa Inc.	6.750%	1/15/28	22,761	23,199
Alcoa Inc.	5.950%	2/1/37	8,275	7,799
Allegheny Technologies Inc.	9.375%	6/1/19	25	31
AngloGold Ashanti Holdings plc	5.375%	4/15/20	8,550	8,435
AngloGold Ashanti Holdings plc	6.500%	4/15/40	2,275	2,194
ArcelorMittal	5.375%	6/1/13	16,101	16,484
ArcelorMittal	9.000%	2/15/15	10,970	12,117
ArcelorMittal	3.750%	8/5/15	3,400	3,229
ArcelorMittal	3.750%	3/1/16	4,500	4,274
ArcelorMittal	6.125%	6/1/18	9,025	9,166
ArcelorMittal	9.850%	6/1/19	35,250	38,986
ArcelorMittal	5.250%	8/5/20	3,600	3,268
ArcelorMittal	5.500%	3/1/21	4,700	4,307
ArcelorMittal	7.000%	10/15/39	11,410	10,530
ArcelorMittal	6.750%	3/1/41	14,975	13,403
Barrick Gold Corp.	2.900%	5/30/16	200	206
Barrick Gold Corp.	6.950%	4/1/19	11,574	14,167
Barrick Gold Finance Co.	4.875%	11/15/14	2,700	2,942
Barrick Gold Financeco LLC	6.125%	9/15/13	13,200	14,276
Barrick North America Finance LLC	6.800%	9/15/18	5,325	6,408
Barrick North America Finance LLC	4.400%	5/30/21	5,050	5,463
Barrick North America Finance LLC	7.500%	9/15/38	5,150	7,080
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	4,675	5,436
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	7,676	8,103
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	6,865	7,532
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	14,721	16,884
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	25	29
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	19,500	23,984
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	1,625	1,670
Carpenter Technology Corp.	5.200%	7/15/21	11,175	10,898
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	1,175	1,224
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,675	3,979
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	1,225	1,446
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	5,300	5,336
Cliffs Natural Resources Inc.	5.900%	3/15/20	2,850	3,053
Cliffs Natural Resources Inc.	4.875%	4/1/21	1,300	1,309
Cliffs Natural Resources Inc.	6.250%	10/1/40	8,200	8,098
Cytec Industries Inc.	8.950%	7/1/17	1,575	1,887
Dow Chemical Co.	7.600%	5/15/14	12,500	14,095
Dow Chemical Co.	5.900%	2/15/15	32,175	35,718
Dow Chemical Co.	2.500%	2/15/16	625	629
Dow Chemical Co.	5.700%	5/15/18	500	560
Dow Chemical Co.	4.250%	11/15/20	4,892	5,087
Dow Chemical Co.	4.125%	11/15/21	16,325	16,855
Dow Chemical Co.	7.375%	11/1/29	3,550	4,505

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dow Chemical Co.	9.400%	5/15/39	12,149	18,170
Dow Chemical Co.	5.250%	11/15/41	8,450	8,906
Eastman Chemical Co.	3.000%	12/15/15	675	691
Eastman Chemical Co.	5.500%	11/15/19	2,200	2,500
Eastman Chemical Co.	4.500%	1/15/21	775	816
Ecolab Inc.	2.375%	12/8/14	2,375	2,396
Ecolab Inc.	3.000%	12/8/16	675	701
Ecolab Inc.	4.350%	12/8/21	2,000	2,154
Ecolab Inc.	5.500%	12/8/41	1,950	2,184
EI du Pont de Nemours & Co.	5.000%	1/15/13	6,333	6,613
EI du Pont de Nemours & Co.	5.000%	7/15/13	7,075	7,538
EI du Pont de Nemours & Co.	1.750%	3/25/14	5,000	5,120
EI du Pont de Nemours & Co.	1.950%	1/15/16	2,800	2,879
EI du Pont de Nemours & Co.	2.750%	4/1/16	5,000	5,307
EI du Pont de Nemours & Co.	5.250%	12/15/16	7,586	8,875
EI du Pont de Nemours & Co.	6.000%	7/15/18	6,725	8,235
EI du Pont de Nemours & Co.	4.625%	1/15/20	2,050	2,351
EI du Pont de Nemours & Co.	3.625%	1/15/21	5,150	5,603
EI du Pont de Nemours & Co.	4.250%	4/1/21	2,950	3,340
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,700	2,217
EI du Pont de Nemours & Co.	4.900%	1/15/41	8,275	9,417
FMC Corp.	3.950%	2/1/22	2,600	2,635
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	10,700	11,329
Georgia-Pacific LLC	8.875%	5/15/31	2,375	3,261
ICI Wilmington Inc.	5.625%	12/1/13	700	741
International Paper Co.	5.300%	4/1/15	4,600	4,985
International Paper Co.	7.950%	6/15/18	5,875	7,134
International Paper Co.	9.375%	5/15/19	21,600	27,996
International Paper Co.	7.500%	8/15/21	28,325	34,949
International Paper Co.	8.700%	6/15/38	1,200	1,626
International Paper Co.	7.300%	11/15/39	625	753
6 Kinross Gold Corp.	3.625%	9/1/16	2,975	2,918
6 Kinross Gold Corp.	5.125%	9/1/21	3,100	3,076
6 Kinross Gold Corp.	6.875%	9/1/41	2,150	2,219
Lubrizol Corp.	5.500%	10/1/14	10,125	11,263
Lubrizol Corp.	8.875%	2/1/19	850	1,171
Lubrizol Corp.	6.500%	10/1/34	5,285	6,939
Monsanto Co.	2.750%	4/15/16	2,400	2,520
Monsanto Co.	5.125%	4/15/18	3,100	3,590
Monsanto Co.	5.875%	4/15/38	1,750	2,256
Mosaic Co.	3.750%	11/15/21	1,350	1,358
Mosaic Co.	4.875%	11/15/41	1,250	1,274
Newmont Mining Corp.	5.125%	10/1/19	1,550	1,712
Newmont Mining Corp.	5.875%	4/1/35	2,600	2,940
Newmont Mining Corp.	6.250%	10/1/39	18,752	22,235
Nucor Corp.	5.000%	6/1/13	200	211
Nucor Corp.	5.750%	12/1/17	1,100	1,295
Nucor Corp.	5.850%	6/1/18	5,200	6,205
Nucor Corp.	4.125%	9/15/22	325	348
Nucor Corp.	6.400%	12/1/37	4,185	5,531
Placer Dome Inc.	6.450%	10/15/35	2,175	2,637
Plum Creek Timberlands LP	5.875%	11/15/15	3,550	3,899
Plum Creek Timberlands LP	4.700%	3/15/21	3,380	3,398
Potash Corp. of Saskatchewan Inc.	4.875%	3/1/13	3,950	4,129
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	775	850
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	5,350	5,750
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	2,100	2,193
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	150	187
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	6,485	7,428
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,250	1,522
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	3,650	4,395
PPG Industries Inc.	5.750%	3/15/13	3,915	4,129
PPG Industries Inc.	1.900%	1/15/16	6,825	6,818
PPG Industries Inc.	6.650%	3/15/18	8,715	10,518

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PPG Industries Inc.	3.600%	11/15/20	750	784
PPG Industries Inc.	7.700%	3/15/38	5,895	8,515
PPG Industries Inc.	5.500%	11/15/40	875	1,004
Praxair Inc.	3.950%	6/1/13	775	811
Praxair Inc.	4.375%	3/31/14	2,775	2,978
Praxair Inc.	5.250%	11/15/14	6,850	7,678
Praxair Inc.	4.625%	3/30/15	325	359
Praxair Inc.	3.250%	9/15/15	800	856
Praxair Inc.	5.200%	3/15/17	1,100	1,271
Praxair Inc.	4.500%	8/15/19	2,525	2,868
Praxair Inc.	3.000%	9/1/21	3,550	3,631
Reliance Steel & Aluminum Co.	6.200%	11/15/16	250	268
Reliance Steel & Aluminum Co.	6.850%	11/15/36	1,750	1,824
Rio Tinto Alcan Inc.	4.500%	5/15/13	5,875	6,126
Rio Tinto Alcan Inc.	5.200%	1/15/14	675	726
Rio Tinto Alcan Inc.	5.000%	6/1/15	1,775	1,933
Rio Tinto Alcan Inc.	6.125%	12/15/33	10,625	13,146
Rio Tinto Alcan Inc.	5.750%	6/1/35	10,000	11,839
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	22,727	26,572
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	8,725	8,821
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	1,050	1,071
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	2,000	2,035
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	6,310	7,599
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	15,786	21,499
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	9,708	9,984
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	1,125	1,206
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	2,850	2,982
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,450	5,975
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	9,650	11,035
Rohm & Haas Co.	5.600%	3/15/13	150	157
Rohm & Haas Co.	6.000%	9/15/17	8,475	9,651
RPM International Inc.	6.125%	10/15/19	925	1,005
Sherwin-Williams Co.	3.125%	12/15/14	3,225	3,407
Sigma-Aldrich Corp.	3.375%	11/1/20	1,585	1,659
Southern Copper Corp.	5.375%	4/16/20	1,800	1,850
Southern Copper Corp.	7.500%	7/27/35	16,075	17,395
Southern Copper Corp.	6.750%	4/16/40	1,950	1,939
Teck Resources Ltd.	9.750%	5/15/14	3,650	4,294
Teck Resources Ltd.	10.250%	5/15/16	10,750	12,443
Teck Resources Ltd.	3.150%	1/15/17	1,550	1,584
Teck Resources Ltd.	3.850%	8/15/17	4,100	4,329
Teck Resources Ltd.	10.750%	5/15/19	9,300	11,416
Teck Resources Ltd.	4.750%	1/15/22	1,525	1,635
Teck Resources Ltd.	6.125%	10/1/35	4,262	4,688
Teck Resources Ltd.	6.000%	8/15/40	350	380
Teck Resources Ltd.	6.250%	7/15/41	4,600	5,268
Vale Canada Ltd.	5.700%	10/15/15	3,550	3,877
Vale Canada Ltd.	7.200%	9/15/32	1,175	1,392
Vale Overseas Ltd.	6.250%	1/11/16	2,050	2,287
Vale Overseas Ltd.	6.250%	1/23/17	2,750	3,109
Vale Overseas Ltd.	5.625%	9/15/19	29,550	32,460
Vale Overseas Ltd.	4.625%	9/15/20	7,700	7,963
Vale Overseas Ltd.	8.250%	1/17/34	2,500	3,221
Vale Overseas Ltd.	6.875%	11/21/36	15,454	17,525
Vale Overseas Ltd.	6.875%	11/10/39	20,370	23,389
Valspar Corp.	7.250%	6/15/19	675	816
WMC Finance USA Ltd.	5.125%	5/15/13	425	450
Xstrata Canada Corp.	5.375%	6/1/15	350	380
Xstrata Canada Corp.	6.000%	10/15/15	1,125	1,231
Xstrata Canada Corp.	5.500%	6/15/17	5,575	6,058
Capital Goods (1.1%)
3M Co.	6.375%	2/15/28	3,650	4,894
3M Co.	5.700%	3/15/37	6,000	8,058

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Acuity Brands Lighting Inc.	6.000%	12/15/19	2,975	3,338
6 BAE Systems Holdings Inc.	5.200%	8/15/15	600	647
Bemis Co. Inc.	5.650%	8/1/14	2,625	2,846
Black & Decker Corp.	8.950%	4/15/14	1,200	1,385
Black & Decker Corp.	5.750%	11/15/16	2,325	2,703
Boeing Capital Corp.	5.800%	1/15/13	436	459
Boeing Capital Corp.	3.250%	10/27/14	700	747
Boeing Capital Corp.	2.900%	8/15/18	150	156
Boeing Co.	3.500%	2/15/15	26,450	28,499
Boeing Co.	6.000%	3/15/19	25	30
Boeing Co.	4.875%	2/15/20	6,600	7,677
Boeing Co.	8.750%	8/15/21	800	1,171
Boeing Co.	7.250%	6/15/25	675	913
Boeing Co.	8.750%	9/15/31	850	1,307
Boeing Co.	6.125%	2/15/33	800	1,011
Boeing Co.	6.625%	2/15/38	2,180	3,047
Boeing Co.	6.875%	3/15/39	1,610	2,279
Boeing Co.	5.875%	2/15/40	3,950	5,087
Caterpillar Financial Services Corp.	4.250%	2/8/13	4,175	4,339
Caterpillar Financial Services Corp.	6.200%	9/30/13	620	677
Caterpillar Financial Services Corp.	6.125%	2/17/14	12,175	13,479
Caterpillar Financial Services Corp.	1.650%	4/1/14	425	431
Caterpillar Financial Services Corp.	1.375%	5/20/14	1,740	1,762
Caterpillar Financial Services Corp.	1.125%	12/15/14	6,475	6,499
Caterpillar Financial Services Corp.	4.750%	2/17/15	4,550	5,029
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,625	2,907
Caterpillar Financial Services Corp.	2.650%	4/1/16	650	678
Caterpillar Financial Services Corp.	2.050%	8/1/16	15,125	15,599
Caterpillar Financial Services Corp.	7.150%	2/15/19	38,800	49,532
Caterpillar Inc.	1.375%	5/27/14	7,050	7,128
Caterpillar Inc.	3.900%	5/27/21	7,835	8,591
Caterpillar Inc.	6.625%	7/15/28	2,075	2,722
Caterpillar Inc.	7.300%	5/1/31	1,100	1,584
Caterpillar Inc.	6.050%	8/15/36	8,617	11,168
Caterpillar Inc.	8.250%	12/15/38	800	1,312
Caterpillar Inc.	5.200%	5/27/41	5,000	6,008
Caterpillar Inc.	6.950%	5/1/42	950	1,380
Caterpillar Inc.	7.375%	3/1/97	5,100	7,439
Cooper US Inc.	5.450%	4/1/15	1,925	2,151
Cooper US Inc.	2.375%	1/15/16	1,425	1,456
CRH America Inc.	5.300%	10/15/13	875	909
CRH America Inc.	4.125%	1/15/16	6,425	6,433
CRH America Inc.	6.000%	9/30/16	16,986	18,216
CRH America Inc.	8.125%	7/15/18	11,750	13,438
CRH America Inc.	5.750%	1/15/21	6,800	6,930
Danaher Corp.	2.300%	6/23/16	1,750	1,814
Danaher Corp.	5.625%	1/15/18	2,375	2,798
Danaher Corp.	5.400%	3/1/19	1,700	2,034
Danaher Corp.	3.900%	6/23/21	1,750	1,912
Deere & Co.	6.950%	4/25/14	6,195	7,062
Deere & Co.	4.375%	10/16/19	4,925	5,534
Deere & Co.	5.375%	10/16/29	8,925	11,257
Deere & Co.	8.100%	5/15/30	3,405	5,165
Deere & Co.	7.125%	3/3/31	925	1,283
Dover Corp.	5.450%	3/15/18	6,650	7,841
Dover Corp.	4.300%	3/1/21	550	618
Dover Corp.	5.375%	10/15/35	550	668
Dover Corp.	6.600%	3/15/38	3,115	4,407
Dover Corp.	5.375%	3/1/41	1,350	1,656
Eaton Corp.	4.900%	5/15/13	11,085	11,677
Eaton Corp.	5.600%	5/15/18	11,050	13,104
Embraer Overseas Ltd.	6.375%	1/24/17	4,625	4,983
Embraer Overseas Ltd.	6.375%	1/15/20	4,550	4,848
Emerson Electric Co.	4.500%	5/1/13	2,025	2,124

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Emerson Electric Co.	5.250%	10/15/18	6,625	7,832
Emerson Electric Co.	4.875%	10/15/19	4,575	5,329
Emerson Electric Co.	4.250%	11/15/20	425	470
Emerson Electric Co.	6.000%	8/15/32	940	1,206
Emerson Electric Co.	6.125%	4/15/39	1,575	2,136
Emerson Electric Co.	5.250%	11/15/39	394	477
General Dynamics Corp.	4.250%	5/15/13	14,815	15,540
General Dynamics Corp.	5.250%	2/1/14	13,025	14,198
General Dynamics Corp.	1.375%	1/15/15	2,100	2,126
General Dynamics Corp.	3.875%	7/15/21	7,750	8,356
General Electric Co.	5.000%	2/1/13	29,990	31,415
General Electric Co.	5.250%	12/6/17	33,112	38,080
Goodrich Corp.	6.125%	3/1/19	1,695	2,049
Goodrich Corp.	4.875%	3/1/20	22,925	26,142
Goodrich Corp.	3.600%	2/1/21	275	286
Goodrich Corp.	6.800%	7/1/36	80	109
Harsco Corp.	5.750%	5/15/18	19,063	21,985
Honeywell International Inc.	4.250%	3/1/13	1,200	1,252
Honeywell International Inc.	3.875%	2/15/14	1,125	1,198
Honeywell International Inc.	5.400%	3/15/16	1,650	1,923
Honeywell International Inc.	5.300%	3/15/17	5,100	5,924
Honeywell International Inc.	5.300%	3/1/18	650	768
Honeywell International Inc.	5.000%	2/15/19	3,025	3,526
Honeywell International Inc.	4.250%	3/1/21	750	846
Honeywell International Inc.	5.700%	3/15/36	2,425	2,972
Honeywell International Inc.	5.700%	3/15/37	4,875	6,045
Honeywell International Inc.	5.375%	3/1/41	1,475	1,801
Illinois Tool Works Inc.	5.150%	4/1/14	4,325	4,756
Illinois Tool Works Inc.	6.250%	4/1/19	13,475	16,623
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	4,150	4,433
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	13,475	15,679
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	5,825	7,080
John Deere Capital Corp.	4.900%	9/9/13	8,275	8,826
John Deere Capital Corp.	1.250%	12/2/14	3,000	3,032
John Deere Capital Corp.	2.950%	3/9/15	7,575	7,996
John Deere Capital Corp.	1.850%	9/15/16	9,000	9,064
John Deere Capital Corp.	2.000%	1/13/17	6,550	6,678
John Deere Capital Corp.	5.500%	4/13/17	250	295
John Deere Capital Corp.	2.800%	9/18/17	5,625	5,884
John Deere Capital Corp.	5.750%	9/10/18	3,950	4,782
John Deere Capital Corp.	3.900%	7/12/21	3,950	4,284
John Deere Capital Corp.	3.150%	10/15/21	1,040	1,068
Joy Global Inc.	6.000%	11/15/16	1,850	2,094
L-3 Communications Corp.	5.200%	10/15/19	4,650	4,725
L-3 Communications Corp.	4.750%	7/15/20	8,400	8,211
L-3 Communications Corp.	4.950%	2/15/21	12,725	12,579
Lockheed Martin Corp.	7.650%	5/1/16	4,800	5,889
Lockheed Martin Corp.	4.250%	11/15/19	7,850	8,319
Lockheed Martin Corp.	3.350%	9/15/21	9,250	9,191
Lockheed Martin Corp.	6.150%	9/1/36	12,300	14,092
Lockheed Martin Corp.	5.500%	11/15/39	1,850	2,011
Lockheed Martin Corp.	5.720%	6/1/40	4,432	4,968
Lockheed Martin Corp.	4.850%	9/15/41	1,000	1,012
Martin Marietta Materials Inc.	6.600%	4/15/18	5,450	5,768
Northrop Grumman Corp.	1.850%	11/15/15	2,500	2,493
Northrop Grumman Corp.	5.050%	8/1/19	3,285	3,677
Northrop Grumman Corp.	3.500%	3/15/21	10,953	11,110
Northrop Grumman Corp.	5.050%	11/15/40	7,175	7,878
Northrop Grumman Systems Corp.	7.750%	2/15/31	381	540
Owens Corning	6.500%	12/1/16	30,080	32,622
Owens Corning	7.000%	12/1/36	725	736
Parker Hannifin Corp.	5.500%	5/15/18	950	1,118
Parker Hannifin Corp.	3.500%	9/15/22	500	518
Parker Hannifin Corp.	6.250%	5/15/38	4,735	5,943

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Raytheon Co.	1.400%	12/15/14	2,500	2,505
Raytheon Co.	1.625%	10/15/15	750	751
Raytheon Co.	6.400%	12/15/18	400	494
Raytheon Co.	4.400%	2/15/20	2,500	2,749
Raytheon Co.	3.125%	10/15/20	1,890	1,904
Raytheon Co.	7.200%	8/15/27	3,575	4,767
Raytheon Co.	4.875%	10/15/40	1,700	1,787
Raytheon Co.	4.700%	12/15/41	12,375	12,628
Republic Services Inc.	3.800%	5/15/18	5,100	5,311
Republic Services Inc.	5.500%	9/15/19	17,050	19,458
Republic Services Inc.	5.000%	3/1/20	3,775	4,194
Republic Services Inc.	5.250%	11/15/21	13,435	15,204
Republic Services Inc.	6.086%	3/15/35	2,375	2,832
Republic Services Inc.	6.200%	3/1/40	4,505	5,430
Republic Services Inc.	5.700%	5/15/41	4,450	5,167
Rockwell Automation Inc.	5.650%	12/1/17	1,150	1,349
Rockwell Automation Inc.	6.700%	1/15/28	1,025	1,328
Rockwell Automation Inc.	6.250%	12/1/37	3,975	5,059
Rockwell Collins Inc.	5.250%	7/15/19	850	988
Rockwell Collins Inc.	3.100%	11/15/21	1,550	1,572
Roper Industries Inc.	6.625%	8/15/13	9,250	9,966
Roper Industries Inc.	6.250%	9/1/19	3,725	4,400
Sonoco Products Co.	4.375%	11/1/21	600	622
Sonoco Products Co.	5.750%	11/1/40	5,050	5,388
Stanley Black & Decker Inc.	3.400%	12/1/21	5,600	5,681
Stanley Black & Decker Inc.	5.200%	9/1/40	2,000	2,216
Textron Inc.	5.600%	12/1/17	975	1,029
Textron Inc.	7.250%	10/1/19	4,140	4,681
Tyco International Finance SA	6.000%	11/15/13	6,730	7,286
Tyco International Finance SA	3.750%	1/15/18	1,250	1,319
Tyco International Finance SA	8.500%	1/15/19	3,301	4,255
Tyco International Finance SA	4.625%	1/15/23	975	1,044
Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	2,975	3,662
Tyco International Ltd. / Tyco International Finance SA	6.875%	1/15/21	20,060	24,896
United Technologies Corp.	4.875%	5/1/15	850	953
United Technologies Corp.	5.375%	12/15/17	12,175	14,387
United Technologies Corp.	6.125%	2/1/19	1,458	1,801
United Technologies Corp.	4.500%	4/15/20	23,428	26,300
United Technologies Corp.	6.700%	8/1/28	1,367	1,767
United Technologies Corp.	7.500%	9/15/29	2,325	3,260
United Technologies Corp.	5.400%	5/1/35	7,575	8,913
United Technologies Corp.	6.050%	6/1/36	5,702	7,177
United Technologies Corp.	6.125%	7/15/38	3,308	4,139
United Technologies Corp.	5.700%	4/15/40	8,975	10,979
Waste Management Inc.	5.000%	3/15/14	1,925	2,070
Waste Management Inc.	6.375%	3/11/15	3,400	3,886
Waste Management Inc.	2.600%	9/1/16	3,150	3,196
Waste Management Inc.	6.100%	3/15/18	700	827
Waste Management Inc.	7.375%	3/11/19	15,132	19,026
Waste Management Inc.	4.750%	6/30/20	675	743
Waste Management Inc.	4.600%	3/1/21	7,120	7,742
Waste Management Inc.	7.100%	8/1/26	875	1,124
Waste Management Inc.	7.000%	7/15/28	80	101
Waste Management Inc.	7.750%	5/15/32	2,250	3,190
Waste Management Inc.	6.125%	11/30/39	7,275	8,911
Communication (2.2%)
Alltel Corp.	7.000%	3/15/16	5,000	5,979
Alltel Corp.	7.875%	7/1/32	4,725	6,825
America Movil SAB de CV	5.500%	3/1/14	3,230	3,467
America Movil SAB de CV	5.750%	1/15/15	30,242	33,499
America Movil SAB de CV	5.625%	11/15/17	4,240	4,897
America Movil SAB de CV	5.000%	10/16/19	2,500	2,782
America Movil SAB de CV	5.000%	3/30/20	1,000	1,111

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
America Movil SAB de CV	6.375%	3/1/35	17,400	21,332
America Movil SAB de CV	6.125%	11/15/37	4,300	5,171
America Movil SAB de CV	6.125%	3/30/40	11,900	14,131
American Tower Corp.	4.625%	4/1/15	6,075	6,357
American Tower Corp.	4.500%	1/15/18	18,815	19,160
American Tower Corp.	5.050%	9/1/20	1,000	1,005
AT&T Corp.	8.000%	11/15/31	15,189	21,431
AT&T Inc.	4.950%	1/15/13	16,685	17,404
AT&T Inc.	6.700%	11/15/13	5,825	6,431
AT&T Inc.	4.850%	2/15/14	8,100	8,742
AT&T Inc.	5.100%	9/15/14	12,510	13,797
AT&T Inc.	2.500%	8/15/15	3,950	4,092
AT&T Inc.	2.950%	5/15/16	3,950	4,147
AT&T Inc.	5.625%	6/15/16	33,520	38,791
AT&T Inc.	5.500%	2/1/18	6,081	7,037
AT&T Inc.	5.600%	5/15/18	6,875	7,999
AT&T Inc.	5.800%	2/15/19	44,820	53,060
AT&T Inc.	3.875%	8/15/21	17,500	18,593
AT&T Inc.	6.450%	6/15/34	5,625	6,783
AT&T Inc.	6.150%	9/15/34	125	149
AT&T Inc.	6.800%	5/15/36	1,137	1,441
AT&T Inc.	6.500%	9/1/37	25,225	31,408
AT&T Inc.	6.300%	1/15/38	23,702	29,141
AT&T Inc.	6.400%	5/15/38	5,895	7,344
AT&T Inc.	6.550%	2/15/39	28,420	35,947
AT&T Inc.	5.350%	9/1/40	11,562	12,947
AT&T Inc.	5.550%	8/15/41	8,650	10,169
AT&T Mobility LLC	7.125%	12/15/31	10,015	12,991
Bellsouth Capital Funding Corp.	7.875%	2/15/30	10,400	13,929
BellSouth Corp.	5.200%	9/15/14	1,650	1,823
BellSouth Corp.	5.200%	12/15/16	6,875	7,924
BellSouth Corp.	6.875%	10/15/31	8,925	11,070
BellSouth Corp.	6.550%	6/15/34	7,511	8,896
BellSouth Corp.	6.000%	11/15/34	4,586	5,157
BellSouth Telecommunications Inc.	6.375%	6/1/28	8,800	10,302
British Telecommunications plc	5.150%	1/15/13	8,323	8,620
British Telecommunications plc	5.950%	1/15/18	11,850	13,058
British Telecommunications plc	9.625%	12/15/30	12,377	17,461
CBS Corp.	8.200%	5/15/14	10,550	12,012
CBS Corp.	4.625%	5/15/18	400	417
CBS Corp.	8.875%	5/15/19	4,575	5,874
CBS Corp.	5.750%	4/15/20	10,025	11,252
CBS Corp.	4.300%	2/15/21	3,775	3,923
CBS Corp.	7.875%	7/30/30	2,196	2,758
CBS Corp.	5.500%	5/15/33	650	670
CBS Corp.	5.900%	10/15/40	800	894
Cellco Partnership / Verizon Wireless Capital LLC	7.375%	11/15/13	21,575	24,026
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	31,767	34,548
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	17,600	23,785
CenturyLink Inc.	5.000%	2/15/15	500	509
CenturyLink Inc.	6.000%	4/1/17	325	330
CenturyLink Inc.	6.150%	9/15/19	2,550	2,553
CenturyLink Inc.	6.450%	6/15/21	5,200	5,226
CenturyLink Inc.	6.875%	1/15/28	800	746
CenturyLink Inc.	7.600%	9/15/39	8,975	8,817
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	2,777	3,021
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	7,656	10,904
Comcast Cable Communications LLC	8.875%	5/1/17	2,475	3,204
Comcast Corp.	5.300%	1/15/14	4,180	4,509
Comcast Corp.	6.500%	1/15/15	3,295	3,748
Comcast Corp.	5.900%	3/15/16	10,475	12,007
Comcast Corp.	6.500%	1/15/17	515	606
Comcast Corp.	6.300%	11/15/17	38,075	45,171
Comcast Corp.	5.875%	2/15/18	13,550	15,671

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Comcast Corp.	5.700%	5/15/18	4,600	5,292
Comcast Corp.	5.700%	7/1/19	3,650	4,228
Comcast Corp.	5.150%	3/1/20	4,250	4,815
Comcast Corp.	7.050%	3/15/33	3,000	3,787
Comcast Corp.	5.650%	6/15/35	3,125	3,452
Comcast Corp.	6.500%	11/15/35	15,300	18,418
Comcast Corp.	6.450%	3/15/37	7,718	9,344
Comcast Corp.	6.950%	8/15/37	6,265	7,886
Comcast Corp.	6.400%	5/15/38	14,656	17,536
Comcast Corp.	6.400%	3/1/40	3,100	3,876
COX Communications Inc.	5.450%	12/15/14	10,210	11,350
COX Communications Inc.	5.500%	10/1/15	625	701
6 COX Communications Inc.	8.375%	3/1/39	4,100	5,518
Deutsche Telekom International Finance BV	5.875%	8/20/13	11,050	11,798
Deutsche Telekom International Finance BV	4.875%	7/8/14	5,025	5,349
Deutsche Telekom International Finance BV	5.750%	3/23/16	7,965	8,901
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	388
Deutsche Telekom International Finance BV	6.000%	7/8/19	7,175	8,265
Deutsche Telekom International Finance BV	8.750%	6/15/30	15,836	22,043
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.750%	10/1/14	3,875	4,184
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.550%	3/15/15	8,200	8,525
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.500%	3/1/16	7,250	7,474
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	7.625%	5/15/16	3,575	3,790
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	29,500	33,194
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.200%	3/15/20	3,950	4,270
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.600%	2/15/21	250	260
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.000%	3/1/21	3,200	3,418
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.350%	3/15/40	1,875	2,130
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.000%	8/15/40	3,425	3,720
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.375%	3/1/41	2,800	3,219
Discovery Communications LLC	5.050%	6/1/20	8,500	9,401
Discovery Communications LLC	4.375%	6/15/21	1,250	1,324
Discovery Communications LLC	6.350%	6/1/40	250	302
Embarq Corp.	6.738%	6/1/13	500	521
Embarq Corp.	7.082%	6/1/16	18,281	19,838
Embarq Corp.	7.995%	6/1/36	8,990	9,407
France Telecom SA	4.375%	7/8/14	8,900	9,424
France Telecom SA	2.125%	9/16/15	1,500	1,488
France Telecom SA	2.750%	9/14/16	7,025	7,069
France Telecom SA	4.125%	9/14/21	7,525	7,613
France Telecom SA	8.500%	3/1/31	17,300	24,641
Grupo Televisa SAB	6.625%	3/18/25	3,350	3,890
Grupo Televisa SAB	8.500%	3/11/32	550	725
Grupo Televisa SAB	6.625%	1/15/40	600	681
GTE Corp.	8.750%	11/1/21	2,935	4,099
GTE Corp.	6.940%	4/15/28	13,105	16,411
Koninklijke KPN NV	8.375%	10/1/30	3,505	4,468
McGraw-Hill Cos. Inc.	5.900%	11/15/17	5,050	5,495
McGraw-Hill Cos. Inc.	6.550%	11/15/37	6,650	7,060
NBCUniversal Media LLC	2.100%	4/1/14	3,300	3,341
NBCUniversal Media LLC	3.650%	4/30/15	8,175	8,618
NBCUniversal Media LLC	2.875%	4/1/16	4,075	4,160
NBCUniversal Media LLC	5.150%	4/30/20	6,950	7,767
NBCUniversal Media LLC	4.375%	4/1/21	8,110	8,582
NBCUniversal Media LLC	6.400%	4/30/40	17,950	22,132
NBCUniversal Media LLC	5.950%	4/1/41	7,600	9,041
New Cingular Wireless Services Inc.	8.750%	3/1/31	195	287
News America Inc.	9.250%	2/1/13	151	162
News America Inc.	5.300%	12/15/14	4,050	4,411
News America Inc.	8.000%	10/17/16	3,840	4,692
News America Inc.	7.250%	5/18/18	150	181
News America Inc.	6.900%	3/1/19	2,500	2,947
News America Inc.	4.500%	2/15/21	9,300	9,777
News America Inc.	7.700%	10/30/25	1,175	1,400

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
News America Inc.	6.550%	3/15/33	13,065	14,193
News America Inc.	6.200%	12/15/34	14,366	15,425
News America Inc.	6.400%	12/15/35	17,135	18,993
News America Inc.	8.150%	10/17/36	2,175	2,717
News America Inc.	6.150%	3/1/37	1,028	1,130
News America Inc.	6.650%	11/15/37	2,055	2,347
News America Inc.	6.900%	8/15/39	4,900	5,695
News America Inc.	6.150%	2/15/41	6,325	7,248
News America Inc.	7.750%	12/1/45	1,460	1,785
Omnicom Group Inc.	5.900%	4/15/16	750	838
Omnicom Group Inc.	4.450%	8/15/20	13,800	14,169
Pacific Bell Telephone Co.	7.125%	3/15/26	1,275	1,607
Qwest Corp.	7.500%	10/1/14	8,200	9,036
Qwest Corp.	8.375%	5/1/16	14,450	16,379
Qwest Corp.	6.500%	6/1/17	3,300	3,612
Qwest Corp.	6.750%	12/1/21	3,500	3,810
Qwest Corp.	7.500%	6/15/23	3,925	3,945
Qwest Corp.	7.250%	9/15/25	1,360	1,486
Qwest Corp.	6.875%	9/15/33	6,675	6,675
Qwest Corp.	7.125%	11/15/43	4,775	4,680
Reed Elsevier Capital Inc.	7.750%	1/15/14	3,825	4,267
Reed Elsevier Capital Inc.	8.625%	1/15/19	11,264	14,054
Rogers Communications Inc.	6.375%	3/1/14	13,425	14,806
Rogers Communications Inc.	5.500%	3/15/14	1,450	1,562
Rogers Communications Inc.	6.800%	8/15/18	16,940	20,628
Rogers Communications Inc.	7.500%	8/15/38	725	1,007
TCI Communications Inc.	8.750%	8/1/15	17,750	21,588
TCI Communications Inc.	7.875%	2/15/26	580	768
Telecom Italia Capital SA	5.250%	11/15/13	7,123	6,880
Telecom Italia Capital SA	6.175%	6/18/14	3,100	2,989
Telecom Italia Capital SA	4.950%	9/30/14	5,150	4,806
Telecom Italia Capital SA	5.250%	10/1/15	19,135	17,572
Telecom Italia Capital SA	6.999%	6/4/18	5,920	5,479
Telecom Italia Capital SA	7.175%	6/18/19	21,200	19,861
Telecom Italia Capital SA	6.375%	11/15/33	5,730	4,402
Telecom Italia Capital SA	6.000%	9/30/34	1,325	965
Telecom Italia Capital SA	7.200%	7/18/36	3,140	2,605
Telecom Italia Capital SA	7.721%	6/4/38	5,598	4,828
Telefonica Emisiones SAU	5.855%	2/4/13	1,975	2,000
Telefonica Emisiones SAU	2.582%	4/26/13	4,800	4,688
Telefonica Emisiones SAU	4.949%	1/15/15	17,125	17,088
Telefonica Emisiones SAU	3.729%	4/27/15	4,875	4,730
Telefonica Emisiones SAU	3.992%	2/16/16	10,125	9,765
Telefonica Emisiones SAU	6.421%	6/20/16	15,760	16,360
Telefonica Emisiones SAU	6.221%	7/3/17	266	274
Telefonica Emisiones SAU	5.877%	7/15/19	5,475	5,425
Telefonica Emisiones SAU	5.134%	4/27/20	10,035	9,342
Telefonica Emisiones SAU	5.462%	2/16/21	14,250	13,594
Telefonica Emisiones SAU	7.045%	6/20/36	14,909	14,638
Telefonica Europe BV	8.250%	9/15/30	4,425	4,862
Thomson Reuters Corp.	5.950%	7/15/13	1,965	2,096
Thomson Reuters Corp.	5.700%	10/1/14	8,400	9,294
Thomson Reuters Corp.	6.500%	7/15/18	625	747
Thomson Reuters Corp.	4.700%	10/15/19	1,825	2,015
Thomson Reuters Corp.	5.500%	8/15/35	5,025	5,426
Thomson Reuters Corp.	5.850%	4/15/40	8,475	9,666
Time Warner Cable Inc.	6.200%	7/1/13	7,925	8,506
Time Warner Cable Inc.	8.250%	2/14/14	1,225	1,383
Time Warner Cable Inc.	7.500%	4/1/14	18,875	21,160
Time Warner Cable Inc.	3.500%	2/1/15	3,625	3,797
Time Warner Cable Inc.	5.850%	5/1/17	18,790	21,399
Time Warner Cable Inc.	6.750%	7/1/18	20,030	23,769
Time Warner Cable Inc.	8.750%	2/14/19	7,045	9,028
Time Warner Cable Inc.	8.250%	4/1/19	8,920	11,225

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Cable Inc.	5.000%	2/1/20	17,525	19,194
Time Warner Cable Inc.	6.550%	5/1/37	11,861	13,527
Time Warner Cable Inc.	7.300%	7/1/38	95	116
Time Warner Cable Inc.	6.750%	6/15/39	13,600	16,137
Time Warner Cable Inc.	5.875%	11/15/40	28,447	30,966
Time Warner Cable Inc.	5.500%	9/1/41	850	892
Time Warner Entertainment Co. LP	8.375%	3/15/23	1,865	2,426
Time Warner Entertainment Co. LP	8.375%	7/15/33	7,720	10,085
United States Cellular Corp.	6.700%	12/15/33	4,500	4,550
Verizon Communications Inc.	4.350%	2/15/13	1,350	1,403
Verizon Communications Inc.	5.250%	4/15/13	6,250	6,598
Verizon Communications Inc.	4.900%	9/15/15	425	477
Verizon Communications Inc.	5.550%	2/15/16	10,175	11,695
Verizon Communications Inc.	3.000%	4/1/16	3,025	3,188
Verizon Communications Inc.	5.500%	4/1/17	3,000	3,462
Verizon Communications Inc.	5.500%	2/15/18	33,261	38,928
Verizon Communications Inc.	6.100%	4/15/18	7,605	9,099
Verizon Communications Inc.	8.750%	11/1/18	2,675	3,612
Verizon Communications Inc.	6.350%	4/1/19	47,091	58,050
Verizon Communications Inc.	4.600%	4/1/21	13,000	14,759
Verizon Communications Inc.	3.500%	11/1/21	5,700	5,937
Verizon Communications Inc.	5.850%	9/15/35	15,050	17,932
Verizon Communications Inc.	6.250%	4/1/37	2,495	3,083
Verizon Communications Inc.	6.400%	2/15/38	2,180	2,752
Verizon Communications Inc.	6.900%	4/15/38	20,685	27,803
Verizon Communications Inc.	8.950%	3/1/39	11,450	18,361
Verizon Communications Inc.	6.000%	4/1/41	8,175	10,198
Verizon Communications Inc.	4.750%	11/1/41	1,250	1,350
Verizon Global Funding Corp.	4.375%	6/1/13	860	901
Verizon Global Funding Corp.	7.750%	12/1/30	11,691	16,264
Verizon Maryland Inc.	5.125%	6/15/33	405	424
Verizon New England Inc.	7.875%	11/15/29	1,385	1,675
Verizon New York Inc.	7.375%	4/1/32	6,530	7,629
Verizon Virginia Inc.	4.625%	3/15/13	6,000	6,266
Vodafone Group plc	5.000%	12/16/13	8,150	8,762
Vodafone Group plc	4.150%	6/10/14	5,275	5,612
Vodafone Group plc	5.375%	1/30/15	4,175	4,631
Vodafone Group plc	3.375%	11/24/15	1,325	1,406
Vodafone Group plc	5.750%	3/15/16	12,850	14,916
Vodafone Group plc	5.625%	2/27/17	13,706	15,900
Vodafone Group plc	4.625%	7/15/18	200	221
Vodafone Group plc	5.450%	6/10/19	10,475	12,266
Vodafone Group plc	4.375%	3/16/21	500	544
Vodafone Group plc	7.875%	2/15/30	1,650	2,386
Vodafone Group plc	6.250%	11/30/32	7,775	9,772
Vodafone Group plc	6.150%	2/27/37	3,700	4,630
Washington Post Co.	7.250%	2/1/19	2,575	2,993
6 WPP Finance 2010	4.750%	11/21/21	7,962	7,944
WPP Finance UK	8.000%	9/15/14	7,225	8,092
Consumer Cyclical (1.3%)
AutoZone Inc.	6.500%	1/15/14	2,025	2,227
AutoZone Inc.	5.750%	1/15/15	8,375	9,245
AutoZone Inc.	7.125%	8/1/18	7,950	9,537
Best Buy Co. Inc.	6.750%	7/15/13	9,350	9,898
Best Buy Co. Inc.	5.500%	3/15/21	3,000	2,869
BorgWarner Inc.	4.625%	9/15/20	1,000	1,062
Costco Wholesale Corp.	5.500%	3/15/17	10,725	12,827
CVS Caremark Corp.	4.875%	9/15/14	1,375	1,503
CVS Caremark Corp.	3.250%	5/18/15	2,525	2,662
CVS Caremark Corp.	6.125%	8/15/16	2,475	2,888
CVS Caremark Corp.	5.750%	6/1/17	4,730	5,519
CVS Caremark Corp.	6.600%	3/15/19	17,080	20,775
CVS Caremark Corp.	4.750%	5/18/20	625	699

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CVS Caremark Corp.	6.250%	6/1/27	24,275	29,493
CVS Caremark Corp.	6.125%	9/15/39	3,025	3,676
Daimler Finance North America LLC	6.500%	11/15/13	12,080	13,106
6 Daimler Finance North America LLC	2.625%	9/15/16	5,125	5,118
Daimler Finance North America LLC	8.500%	1/18/31	4,830	6,746
Darden Restaurants Inc.	6.200%	10/15/17	8,805	10,159
Darden Restaurants Inc.	6.800%	10/15/37	14,375	16,595
eBay Inc.	0.875%	10/15/13	3,050	3,066
eBay Inc.	1.625%	10/15/15	3,050	3,071
eBay Inc.	3.250%	10/15/20	3,100	3,105
Expedia Inc.	5.950%	8/15/20	4,375	4,410
Family Dollar Stores Inc.	5.000%	2/1/21	2,550	2,629
Gap Inc.	5.950%	4/12/21	3,725	3,548
Historic TW Inc.	9.150%	2/1/23	9,550	12,969
Historic TW Inc.	6.625%	5/15/29	7,800	9,225
Home Depot Inc.	5.250%	12/16/13	10,675	11,605
Home Depot Inc.	5.400%	3/1/16	4,851	5,615
Home Depot Inc.	3.950%	9/15/20	4,500	4,869
Home Depot Inc.	4.400%	4/1/21	32,125	36,205
Home Depot Inc.	5.875%	12/16/36	4,725	5,921
Home Depot Inc.	5.400%	9/15/40	1,900	2,270
Home Depot Inc.	5.950%	4/1/41	8,800	11,425
Hyatt Hotels Corp.	3.875%	8/15/16	1,475	1,512
Hyatt Hotels Corp.	5.375%	8/15/21	1,900	1,948
International Game Technology	7.500%	6/15/19	1,125	1,311
International Game Technology	5.500%	6/15/20	3,000	3,149
Johnson Controls Inc.	5.000%	3/30/20	21,962	24,587
Johnson Controls Inc.	6.000%	1/15/36	950	1,086
Johnson Controls Inc.	5.700%	3/1/41	1,300	1,455
Johnson Controls Inc.	5.250%	12/1/41	1,825	1,932
Kohl's Corp.	6.250%	12/15/17	2,300	2,757
Kohl's Corp.	4.000%	11/1/21	5,625	5,764
Kohl's Corp.	6.000%	1/15/33	725	808
Kohl's Corp.	6.875%	12/15/37	3,325	4,095
Lowe's Cos. Inc.	5.400%	10/15/16	15,550	17,942
Lowe's Cos. Inc.	6.100%	9/15/17	2,250	2,670
Lowe's Cos. Inc.	6.875%	2/15/28	560	711
Lowe's Cos. Inc.	6.500%	3/15/29	3,676	4,547
Lowe's Cos. Inc.	5.800%	10/15/36	6,475	7,486
Lowe's Cos. Inc.	5.800%	4/15/40	900	1,042
Lowe's Cos. Inc.	5.125%	11/15/41	1,600	1,771
Macy's Retail Holdings Inc.	8.125%	7/15/15	10,350	12,005
Macy's Retail Holdings Inc.	5.900%	12/1/16	10,900	12,170
Macy's Retail Holdings Inc.	6.900%	4/1/29	10,009	11,228
Macy's Retail Holdings Inc.	6.375%	3/15/37	8,575	9,948
Marriott International Inc.	5.625%	2/15/13	2,375	2,459
Marriott International Inc.	6.200%	6/15/16	1,500	1,695
Marriott International Inc.	6.375%	6/15/17	1,750	2,015
McDonald's Corp.	5.300%	3/15/17	850	1,004
McDonald's Corp.	5.800%	10/15/17	5,550	6,778
McDonald's Corp.	5.350%	3/1/18	6,350	7,573
McDonald's Corp.	5.000%	2/1/19	3,150	3,730
McDonald's Corp.	3.500%	7/15/20	100	108
McDonald's Corp.	6.300%	10/15/37	3,374	4,680
McDonald's Corp.	6.300%	3/1/38	8,550	11,941
McDonald's Corp.	5.700%	2/1/39	2,500	3,261
Nordstrom Inc.	6.750%	6/1/14	1,675	1,882
Nordstrom Inc.	6.250%	1/15/18	10,950	13,013
Nordstrom Inc.	4.750%	5/1/20	3,875	4,302
Nordstrom Inc.	4.000%	10/15/21	8,175	8,595
Nordstrom Inc.	6.950%	3/15/28	1,075	1,362
Nordstrom Inc.	7.000%	1/15/38	1,980	2,644
O'Reilly Automotive Inc.	4.875%	1/14/21	900	953
PACCAR Financial Corp.	2.050%	6/17/13	9,100	9,242

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PACCAR Inc.	6.875%	2/15/14	3,575	4,000
Staples Inc.	9.750%	1/15/14	19,300	21,978
Target Corp.	5.125%	1/15/13	425	445
Target Corp.	4.000%	6/15/13	1,680	1,763
Target Corp.	5.875%	7/15/16	11,850	14,102
Target Corp.	5.375%	5/1/17	6,475	7,578
Target Corp.	6.000%	1/15/18	5,650	6,899
Target Corp.	3.875%	7/15/20	5,200	5,755
Target Corp.	7.000%	7/15/31	3,700	5,009
Target Corp.	6.350%	11/1/32	7,600	9,699
Target Corp.	6.500%	10/15/37	6,975	9,214
Target Corp.	7.000%	1/15/38	11,435	16,074
Time Warner Cos. Inc.	7.570%	2/1/24	1,530	1,941
Time Warner Cos. Inc.	6.950%	1/15/28	80	97
Time Warner Inc.	3.150%	7/15/15	575	599
Time Warner Inc.	5.875%	11/15/16	18,475	21,342
Time Warner Inc.	4.875%	3/15/20	14,350	15,608
Time Warner Inc.	4.700%	1/15/21	3,320	3,579
Time Warner Inc.	4.750%	3/29/21	17,000	18,415
Time Warner Inc.	4.000%	1/15/22	2,400	2,470
Time Warner Inc.	7.625%	4/15/31	13,715	17,586
Time Warner Inc.	7.700%	5/1/32	10,156	13,205
Time Warner Inc.	6.500%	11/15/36	7,050	8,633
Time Warner Inc.	6.200%	3/15/40	4,850	5,788
Time Warner Inc.	6.100%	7/15/40	6,300	7,429
Time Warner Inc.	6.250%	3/29/41	11,175	13,458
Time Warner Inc.	5.375%	10/15/41	2,275	2,453
TJX Cos. Inc.	6.950%	4/15/19	17,510	21,809
Toyota Motor Credit Corp.	3.200%	6/17/15	15,250	16,126
Toyota Motor Credit Corp.	2.800%	1/11/16	2,000	2,081
Toyota Motor Credit Corp.	2.000%	9/15/16	7,400	7,497
Toyota Motor Credit Corp.	4.500%	6/17/20	1,400	1,528
Toyota Motor Credit Corp.	4.250%	1/11/21	5,075	5,515
Toyota Motor Credit Corp.	3.400%	9/15/21	4,700	4,882
VF Corp.	5.950%	11/1/17	2,700	3,196
VF Corp.	3.500%	9/1/21	8,000	8,280
VF Corp.	6.450%	11/1/37	2,375	3,055
Viacom Inc.	4.375%	9/15/14	6,275	6,723
Viacom Inc.	6.250%	4/30/16	3,500	4,064
Viacom Inc.	2.500%	12/15/16	2,900	2,913
Viacom Inc.	3.500%	4/1/17	2,975	3,089
Viacom Inc.	6.125%	10/5/17	3,925	4,542
Viacom Inc.	5.625%	9/15/19	14,660	16,557
Viacom Inc.	3.875%	12/15/21	1,050	1,076
Viacom Inc.	6.875%	4/30/36	10,060	12,723
Wal-Mart Stores Inc.	4.550%	5/1/13	17,071	18,003
Wal-Mart Stores Inc.	7.250%	6/1/13	900	984
Wal-Mart Stores Inc.	1.625%	4/15/14	1,175	1,201
Wal-Mart Stores Inc.	3.200%	5/15/14	20,200	21,367
Wal-Mart Stores Inc.	4.500%	7/1/15	2,450	2,743
Wal-Mart Stores Inc.	2.250%	7/8/15	3,850	4,019
Wal-Mart Stores Inc.	1.500%	10/25/15	21,960	22,446
Wal-Mart Stores Inc.	5.375%	4/5/17	1,650	1,949
Wal-Mart Stores Inc.	5.800%	2/15/18	17,050	20,982
Wal-Mart Stores Inc.	3.625%	7/8/20	36,275	39,624
Wal-Mart Stores Inc.	3.250%	10/25/20	26,525	28,331
Wal-Mart Stores Inc.	4.250%	4/15/21	8,400	9,710
Wal-Mart Stores Inc.	5.875%	4/5/27	18,775	22,827
Wal-Mart Stores Inc.	7.550%	2/15/30	11,645	16,928
Wal-Mart Stores Inc.	5.250%	9/1/35	6,675	7,893
Wal-Mart Stores Inc.	6.500%	8/15/37	21,186	29,268
Wal-Mart Stores Inc.	6.200%	4/15/38	3,395	4,546
Wal-Mart Stores Inc.	5.625%	4/1/40	4,250	5,350
Wal-Mart Stores Inc.	4.875%	7/8/40	1,950	2,230

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wal-Mart Stores Inc.	5.000%	10/25/40	285	332
Wal-Mart Stores Inc.	5.625%	4/15/41	21,950	28,187
Walgreen Co.	4.875%	8/1/13	14,250	15,201
Walgreen Co.	5.250%	1/15/19	4,100	4,873
Walt Disney Co.	4.500%	12/15/13	8,000	8,629
Walt Disney Co.	0.875%	12/1/14	6,500	6,541
Walt Disney Co.	5.625%	9/15/16	5,525	6,539
Walt Disney Co.	5.875%	12/15/17	5,350	6,487
Walt Disney Co.	2.750%	8/16/21	5,500	5,580
Walt Disney Co.	7.000%	3/1/32	1,825	2,523
Walt Disney Co.	4.375%	8/16/41	3,550	3,765
Walt Disney Co.	4.125%	12/1/41	10,500	10,757
Western Union Co.	6.500%	2/26/14	2,850	3,123
Western Union Co.	5.930%	10/1/16	5,500	6,205
Western Union Co.	5.253%	4/1/20	3,946	4,399
Western Union Co.	6.200%	11/17/36	3,550	3,797
Western Union Co.	6.200%	6/21/40	5,225	5,611
Wyndham Worldwide Corp.	5.750%	2/1/18	2,255	2,385
Wyndham Worldwide Corp.	7.375%	3/1/20	4,755	5,409
Yum! Brands Inc.	6.250%	4/15/16	3,525	4,080
Yum! Brands Inc.	6.250%	3/15/18	125	146
Yum! Brands Inc.	3.875%	11/1/20	825	843
Yum! Brands Inc.	6.875%	11/15/37	8,250	10,589
Consumer Noncyclical (2.9%)
Abbott Laboratories	4.350%	3/15/14	2,675	2,891
Abbott Laboratories	2.700%	5/27/15	6,925	7,292
Abbott Laboratories	5.875%	5/15/16	15,811	18,584
Abbott Laboratories	5.600%	11/30/17	16,725	20,003
Abbott Laboratories	5.125%	4/1/19	9,320	10,811
Abbott Laboratories	4.125%	5/27/20	5,617	6,224
Abbott Laboratories	6.150%	11/30/37	5,225	6,800
Abbott Laboratories	6.000%	4/1/39	1,950	2,489
Abbott Laboratories	5.300%	5/27/40	5,435	6,529
Allergan Inc.	5.750%	4/1/16	3,220	3,729
Altria Group Inc.	8.500%	11/10/13	59,995	67,812
Altria Group Inc.	4.125%	9/11/15	425	461
Altria Group Inc.	9.700%	11/10/18	8,615	11,599
Altria Group Inc.	9.250%	8/6/19	16,925	22,731
Altria Group Inc.	9.950%	11/10/38	5,675	8,618
Altria Group Inc.	10.200%	2/6/39	20,775	32,329
AmerisourceBergen Corp.	5.875%	9/15/15	13,561	15,446
AmerisourceBergen Corp.	4.875%	11/15/19	4,000	4,484
AmerisourceBergen Corp.	3.500%	11/15/21	200	206
Amgen Inc.	1.875%	11/15/14	7,150	7,258
Amgen Inc.	4.850%	11/18/14	4,725	5,132
Amgen Inc.	2.300%	6/15/16	8,200	8,180
Amgen Inc.	2.500%	11/15/16	7,175	7,235
Amgen Inc.	5.850%	6/1/17	7,900	9,111
Amgen Inc.	5.700%	2/1/19	2,725	3,065
Amgen Inc.	3.450%	10/1/20	5,575	5,460
Amgen Inc.	4.100%	6/15/21	8,750	8,965
Amgen Inc.	3.875%	11/15/21	8,900	9,044
Amgen Inc.	6.375%	6/1/37	6,625	7,588
Amgen Inc.	6.900%	6/1/38	9,275	11,396
Amgen Inc.	6.400%	2/1/39	8,750	10,232
Amgen Inc.	5.750%	3/15/40	3,425	3,727
Amgen Inc.	4.950%	10/1/41	1,750	1,714
Amgen Inc.	5.150%	11/15/41	7,600	7,928
Amgen Inc.	5.650%	6/15/42	7,675	8,307
Anheuser-Busch Cos. LLC	4.375%	1/15/13	4,175	4,319
Anheuser-Busch Cos. LLC	5.600%	3/1/17	4,750	5,582
Anheuser-Busch Cos. LLC	5.500%	1/15/18	10,375	12,057
Anheuser-Busch Cos. LLC	6.800%	8/20/32	2,275	3,009

Vanguard® Total Bond Market Index Fund Schedule of Investments December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Anheuser-Busch Cos. LLC	5.750%	4/1/36	5,995	7,343
Anheuser-Busch Cos. LLC	6.450%	9/1/37	470	633
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	10,675	10,911
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	12,450	12,587
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	9,700	10,807
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	11,025	11,900
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	7,250	9,376
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	7,600	9,522
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	25,360	29,830
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	10,090	11,545
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	4,875	5,423
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,400	10,118
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	10,385	14,248
Archer-Daniels-Midland Co.	8.375%	4/15/17	525	682
Archer-Daniels-Midland Co.	5.450%	3/15/18	8,900	10,550
Archer-Daniels-Midland Co.	4.479%	3/1/21	26,000	29,441
Archer-Daniels-Midland Co.	5.935%	10/1/32	4,275	5,313
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,900	4,587
Archer-Daniels-Midland Co.	5.765%	3/1/41	11,835	14,946
6 Aristotle Holding Inc.	4.750%	11/15/21	4,925	5,090
6 Aristotle Holding Inc.	6.125%	11/15/41	4,825	5,165
AstraZeneca plc	5.400%	6/1/14	5,650	6,253
AstraZeneca plc	5.900%	9/15/17	12,710	15,322
AstraZeneca plc	6.450%	9/15/37	17,296	23,296
Avon Products Inc.	5.750%	3/1/18	1,982	2,161
Avon Products Inc.	6.500%	3/1/19	410	464
Baptist Health South Florida Obligated Group	4.590%	8/15/21	1,000	1,076
Baxter International Inc.	4.000%	3/1/14	1,350	1,437
Baxter International Inc.	5.900%	9/1/16	1,700	2,026
Baxter International Inc.	6.250%	12/1/37	11,425	15,269
Beam Inc.	6.375%	6/15/14	1,403	1,534
Beam Inc.	5.375%	1/15/16	1,568	1,715
Beam Inc.	5.875%	1/15/36	2,600	2,721
Becton Dickinson and Co.	1.750%	11/8/16	1,175	1,186
Becton Dickinson and Co.	5.000%	5/15/19	1,125	1,303
Becton Dickinson and Co.	3.250%	11/12/20	5,005	5,169
Becton Dickinson and Co.	3.125%	11/8/21	12,040	12,450
Becton Dickinson and Co.	6.000%	5/15/39	1,000	1,286
Becton Dickinson and Co.	5.000%	11/12/40	100	112
Biogen Idec Inc.	6.000%	3/1/13	8,200	8,632
Biogen Idec Inc.	6.875%	3/1/18	12,825	15,536
Boston Scientific Corp.	4.500%	1/15/15	6,000	6,305
Boston Scientific Corp.	6.250%	11/15/15	12,151	13,493
Boston Scientific Corp.	5.125%	1/12/17	10,000	10,763
Boston Scientific Corp.	6.000%	1/15/20	7,625	8,537
Boston Scientific Corp.	7.000%	11/15/35	1,500	1,726
Boston Scientific Corp.	7.375%	1/15/40	3,000	3,807
Bottling Group LLC	5.000%	11/15/13	10,125	10,948
Bottling Group LLC	6.950%	3/15/14	29,775	33,481
Bottling Group LLC	5.500%	4/1/16	18,975	21,982
Bottling Group LLC	5.125%	1/15/19	1,500	1,746
Bristol-Myers Squibb Co.	5.250%	8/15/13	965	1,039
Bristol-Myers Squibb Co.	5.450%	5/1/18	2,225	2,660
Bristol-Myers Squibb Co.	7.150%	6/15/23	400	558
Bristol-Myers Squibb Co.	6.800%	11/15/26	150	201
Bristol-Myers Squibb Co.	5.875%	11/15/36	13,784	17,540
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,625	2,128
Bristol-Myers Squibb Co.	6.875%	8/1/97	1,030	1,404
Bunge Ltd. Finance Corp.	5.350%	4/15/14	2,025	2,135
Bunge Ltd. Finance Corp.	5.100%	7/15/15	7,625	8,042
Bunge Ltd. Finance Corp.	4.100%	3/15/16	3,775	3,879
Bunge Ltd. Finance Corp.	8.500%	6/15/19	14,950	18,296
Campbell Soup Co.	3.050%	7/15/17	1,425	1,520
Campbell Soup Co.	4.250%	4/15/21	4,500	5,019

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cardinal Health Inc.	4.000%	6/15/15	550	589
Cardinal Health Inc.	4.625%	12/15/20	6,500	6,965
CareFusion Corp.	5.125%	8/1/14	1,700	1,840
CareFusion Corp.	6.375%	8/1/19	8,215	9,667
Celgene Corp.	2.450%	10/15/15	1,975	2,002
Celgene Corp.	3.950%	10/15/20	1,325	1,332
Celgene Corp.	5.700%	10/15/40	1,650	1,819
Church & Dwight Co. Inc.	3.350%	12/15/15	2,375	2,470
Clorox Co.	5.000%	3/1/13	5,700	5,939
Clorox Co.	5.000%	1/15/15	1,725	1,863
Clorox Co.	3.550%	11/1/15	1,825	1,918
Clorox Co.	5.950%	10/15/17	13,265	15,359
Coca-Cola Co.	0.750%	11/15/13	7,000	7,029
Coca-Cola Co.	3.625%	3/15/14	5,675	6,047
Coca-Cola Co.	1.500%	11/15/15	7,490	7,601
Coca-Cola Co.	1.800%	9/1/16	10,000	10,177
Coca-Cola Co.	5.350%	11/15/17	5,750	6,914
Coca-Cola Co.	4.875%	3/15/19	9,525	11,109
Coca-Cola Co.	3.150%	11/15/20	7,700	8,078
Coca-Cola Enterprises Inc.	3.250%	8/19/21	1,575	1,580
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,550	1,713
Coca-Cola HBC Finance BV	5.125%	9/17/13	945	983
Coca-Cola HBC Finance BV	5.500%	9/17/15	8,150	8,901
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	10,850	12,323
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	375	407
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	6,361	9,328
Colgate-Palmolive Co.	0.600%	11/15/14	200	200
Colgate-Palmolive Co.	1.300%	1/15/17	9,375	9,304
Colgate-Palmolive Co.	2.625%	5/1/17	700	740
Colgate-Palmolive Co.	2.450%	11/15/21	3,400	3,392
ConAgra Foods Inc.	5.875%	4/15/14	1,040	1,141
ConAgra Foods Inc.	5.819%	6/15/17	951	1,069
ConAgra Foods Inc.	7.000%	4/15/19	500	588
ConAgra Foods Inc.	9.750%	3/1/21	129	175
ConAgra Foods Inc.	7.125%	10/1/26	1,000	1,178
ConAgra Foods Inc.	7.000%	10/1/28	725	841
ConAgra Foods Inc.	8.250%	9/15/30	4,750	6,052
Corn Products International Inc.	3.200%	11/1/15	650	671
Corn Products International Inc.	4.625%	11/1/20	885	937
Corn Products International Inc.	6.625%	4/15/37	1,625	1,929
Covidien International Finance SA	1.875%	6/15/13	15,840	15,987
Covidien International Finance SA	6.000%	10/15/17	5,225	6,189
Covidien International Finance SA	6.550%	10/15/37	9,518	12,126
CR Bard Inc.	6.700%	12/1/26	5,250	6,950
Delhaize Group SA	5.875%	2/1/14	2,425	2,623
Delhaize Group SA	5.700%	10/1/40	3,387	3,418
DENTSPLY International Inc.	2.750%	8/15/16	2,800	2,823
DENTSPLY International Inc.	4.125%	8/15/21	1,575	1,619
Diageo Capital plc	5.200%	1/30/13	8,275	8,673
Diageo Capital plc	5.500%	9/30/16	1,275	1,465
Diageo Capital plc	5.750%	10/23/17	7,200	8,466
Diageo Capital plc	4.828%	7/15/20	2,430	2,766
Diageo Capital plc	5.875%	9/30/36	1,775	2,238
Diageo Finance BV	5.500%	4/1/13	5,326	5,635
Diageo Finance BV	3.250%	1/15/15	375	397
Diageo Finance BV	5.300%	10/28/15	6,676	7,592
Diageo Investment Corp.	7.450%	4/15/35	700	980
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	1,750	1,868
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,150	1,193
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	5,090	6,308
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	6,050	6,024
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	950	1,332
Eli Lilly & Co.	4.200%	3/6/14	2,400	2,575
Eli Lilly & Co.	5.200%	3/15/17	6,400	7,420

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Eli Lilly & Co.	5.500%	3/15/27	5,750	6,853
Eli Lilly & Co.	5.550%	3/15/37	3,286	4,016
6 Energizer Holdings Inc.	4.700%	5/19/21	3,450	3,643
Estee Lauder Cos. Inc.	6.000%	5/15/37	2,050	2,651
Express Scripts Inc.	6.250%	6/15/14	9,625	10,486
Express Scripts Inc.	3.125%	5/15/16	6,950	6,997
Express Scripts Inc.	7.250%	6/15/19	1,925	2,280
Genentech Inc.	4.750%	7/15/15	2,320	2,586
Genentech Inc.	5.250%	7/15/35	2,675	3,180
General Mills Inc.	5.250%	8/15/13	17,925	19,171
General Mills Inc.	5.200%	3/17/15	835	932
General Mills Inc.	5.700%	2/15/17	23,625	27,843
General Mills Inc.	5.650%	2/15/19	14,917	17,717
Gilead Sciences Inc.	2.400%	12/1/14	2,200	2,240
Gilead Sciences Inc.	3.050%	12/1/16	2,175	2,231
Gilead Sciences Inc.	4.500%	4/1/21	9,525	10,034
Gilead Sciences Inc.	5.650%	12/1/41	1,800	1,988
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	11,025	11,676
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	20,800	22,496
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	33,510	40,386
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,500	4,134
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	24,821	33,020
Hasbro Inc.	6.125%	5/15/14	6,900	7,586
Hasbro Inc.	6.300%	9/15/17	5,350	6,145
Hasbro Inc.	6.350%	3/15/40	9,306	10,116
Hershey Co.	5.450%	9/1/16	1,275	1,488
Hershey Co.	1.500%	11/1/16	3,975	3,981
Hershey Co.	4.125%	12/1/20	3,225	3,609
HJ Heinz Co.	5.350%	7/15/13	2,075	2,215
HJ Heinz Co.	2.000%	9/12/16	1,450	1,461
HJ Heinz Co.	3.125%	9/12/21	250	251
HJ Heinz Finance Co.	6.750%	3/15/32	3,325	4,267
Hormel Foods Corp.	4.125%	4/15/21	1,300	1,437
Hospira Inc.	5.900%	6/15/14	1,550	1,668
Hospira Inc.	6.400%	5/15/15	850	923
Hospira Inc.	6.050%	3/30/17	150	167
Hospira Inc.	5.600%	9/15/40	2,700	2,672
JM Smucker Co.	3.500%	10/15/21	2,150	2,199
Johnson & Johnson	5.550%	8/15/17	4,025	4,861
Johnson & Johnson	5.150%	7/15/18	20,675	24,883
Johnson & Johnson	6.950%	9/1/29	4,400	6,224
Johnson & Johnson	4.950%	5/15/33	5,025	6,052
Johnson & Johnson	5.950%	8/15/37	4,565	6,233
Johnson & Johnson	5.850%	7/15/38	1,625	2,171
Johnson & Johnson	4.500%	9/1/40	2,355	2,653
Kellogg Co.	5.125%	12/3/12	7,048	7,274
Kellogg Co.	4.250%	3/6/13	4,225	4,386
Kellogg Co.	4.450%	5/30/16	50	56
Kellogg Co.	4.150%	11/15/19	5,075	5,500
Kellogg Co.	4.000%	12/15/20	650	688
Kellogg Co.	7.450%	4/1/31	6,040	8,218
Kimberly-Clark Corp.	4.875%	8/15/15	5,250	5,893
Kimberly-Clark Corp.	6.125%	8/1/17	8,500	10,397
Kimberly-Clark Corp.	6.250%	7/15/18	175	216
Kimberly-Clark Corp.	3.625%	8/1/20	8,424	9,065
Kimberly-Clark Corp.	3.875%	3/1/21	425	470
Kimberly-Clark Corp.	6.625%	8/1/37	1,275	1,802
Kimberly-Clark Corp.	5.300%	3/1/41	1,725	2,128
Koninklijke Philips Electronics NV	4.625%	3/11/13	3,900	4,071
Koninklijke Philips Electronics NV	5.750%	3/11/18	10,100	11,566
Koninklijke Philips Electronics NV	6.875%	3/11/38	4,225	5,349
Kraft Foods Inc.	2.625%	5/8/13	13,250	13,512
Kraft Foods Inc.	5.250%	10/1/13	675	720
Kraft Foods Inc.	6.750%	2/19/14	150	167

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kraft Foods Inc.	4.125%	2/9/16	20,325	22,067
Kraft Foods Inc.	6.500%	8/11/17	12,073	14,320
Kraft Foods Inc.	6.125%	8/23/18	10,075	11,904
Kraft Foods Inc.	5.375%	2/10/20	67,115	77,309
Kraft Foods Inc.	6.500%	11/1/31	8,400	10,456
Kraft Foods Inc.	7.000%	8/11/37	9,425	12,540
Kraft Foods Inc.	6.875%	2/1/38	6,000	7,912
Kraft Foods Inc.	6.875%	1/26/39	1,300	1,713
Kraft Foods Inc.	6.500%	2/9/40	13,025	16,724
Kroger Co.	5.500%	2/1/13	1,686	1,762
Kroger Co.	5.000%	4/15/13	3,700	3,871
Kroger Co.	4.950%	1/15/15	1,725	1,903
Kroger Co.	3.900%	10/1/15	500	538
Kroger Co.	6.400%	8/15/17	840	1,000
Kroger Co.	6.800%	12/15/18	2,175	2,678
Kroger Co.	6.150%	1/15/20	15,895	19,345
Kroger Co.	7.700%	6/1/29	7,825	10,388
Kroger Co.	8.000%	9/15/29	1,425	1,937
Kroger Co.	7.500%	4/1/31	2,395	3,086
Kroger Co.	6.900%	4/15/38	6,300	8,013
Laboratory Corp. of America Holdings	5.500%	2/1/13	1,540	1,607
Laboratory Corp. of America Holdings	5.625%	12/15/15	2,500	2,806
Laboratory Corp. of America Holdings	4.625%	11/15/20	200	211
Life Technologies Corp.	4.400%	3/1/15	4,350	4,507
Life Technologies Corp.	3.500%	1/15/16	11,185	11,270
Life Technologies Corp.	6.000%	3/1/20	4,300	4,802
Life Technologies Corp.	5.000%	1/15/21	2,200	2,318
Lorillard Tobacco Co.	8.125%	6/23/19	7,610	9,062
Lorillard Tobacco Co.	8.125%	5/1/40	4,000	4,620
Lorillard Tobacco Co.	7.000%	8/4/41	4,350	4,596
Mattel Inc.	2.500%	11/1/16	450	453
Mattel Inc.	5.450%	11/1/41	1,725	1,744
McCormick & Co. Inc.	3.900%	7/15/21	1,850	1,967
McKesson Corp.	5.250%	3/1/13	10,175	10,685
McKesson Corp.	6.500%	2/15/14	1,650	1,830
McKesson Corp.	3.250%	3/1/16	1,475	1,563
McKesson Corp.	4.750%	3/1/21	6,350	7,218
McKesson Corp.	6.000%	3/1/41	2,050	2,637
Mead Johnson Nutrition Co.	3.500%	11/1/14	6,825	7,132
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,925	3,218
Mead Johnson Nutrition Co.	5.900%	11/1/39	11,170	13,388
Medco Health Solutions Inc.	6.125%	3/15/13	6,450	6,791
Medco Health Solutions Inc.	7.250%	8/15/13	600	650
Medco Health Solutions Inc.	2.750%	9/15/15	8,050	8,085
Medco Health Solutions Inc.	7.125%	3/15/18	14,138	16,558
Medtronic Inc.	4.500%	3/15/14	2,225	2,398
Medtronic Inc.	3.000%	3/15/15	10,050	10,639
Medtronic Inc.	4.750%	9/15/15	4,275	4,817
Medtronic Inc.	5.600%	3/15/19	1,150	1,369
Medtronic Inc.	4.450%	3/15/20	3,615	4,083
Medtronic Inc.	6.500%	3/15/39	2,440	3,382
Medtronic Inc.	5.550%	3/15/40	4,275	5,285
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,100	1,140
Merck & Co. Inc.	4.375%	2/15/13	3,825	3,992
Merck & Co. Inc.	5.300%	12/1/13	13,325	14,554
Merck & Co. Inc.	4.750%	3/1/15	1,450	1,618
Merck & Co. Inc.	4.000%	6/30/15	9,775	10,778
Merck & Co. Inc.	2.250%	1/15/16	34,525	36,048
Merck & Co. Inc.	6.000%	9/15/17	825	1,011
Merck & Co. Inc.	5.000%	6/30/19	3,975	4,686
Merck & Co. Inc.	3.875%	1/15/21	6,630	7,444
Merck & Co. Inc.	6.400%	3/1/28	4,130	5,374
Merck & Co. Inc.	5.950%	12/1/28	2,150	2,703
Merck & Co. Inc.	6.500%	12/1/33	5,563	7,758

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Merck & Co. Inc.	5.750%	11/15/36	10,775	13,621
Merck & Co. Inc.	6.550%	9/15/37	10,800	14,884
Merck & Co. Inc.	5.850%	6/30/39	1,750	2,251
Newell Rubbermaid Inc.	4.700%	8/15/20	700	742
Novant Health Inc.	5.850%	11/1/19	6,125	7,126
Novartis Capital Corp.	1.900%	4/24/13	40,550	41,317
Novartis Capital Corp.	4.125%	2/10/14	33,225	35,469
Novartis Capital Corp.	2.900%	4/24/15	5,150	5,448
Novartis Capital Corp.	4.400%	4/24/20	400	454
Novartis Securities Investment Ltd.	5.125%	2/10/19	17,975	21,118
Partners Healthcare System Inc.	3.443%	7/1/21	3,450	3,496
Pepsi Bottling Group Inc.	7.000%	3/1/29	9,649	13,329
PepsiAmericas Inc.	4.375%	2/15/14	825	886
PepsiAmericas Inc.	4.875%	1/15/15	1,400	1,549
PepsiAmericas Inc.	5.000%	5/15/17	3,800	4,396
PepsiCo Inc.	4.650%	2/15/13	11,875	12,424
PepsiCo Inc.	3.750%	3/1/14	8,350	8,887
PepsiCo Inc.	2.500%	5/10/16	500	521
PepsiCo Inc.	5.000%	6/1/18	14,350	16,638
PepsiCo Inc.	7.900%	11/1/18	5,228	7,016
PepsiCo Inc.	4.500%	1/15/20	7,275	8,227
PepsiCo Inc.	5.500%	1/15/40	6,500	8,041
PepsiCo Inc.	4.875%	11/1/40	4,000	4,623
PerkinElmer Inc.	5.000%	11/15/21	3,050	3,079
Pfizer Inc.	5.350%	3/15/15	44,225	50,113
Pfizer Inc.	6.200%	3/15/19	21,170	26,175
Pfizer Inc.	7.200%	3/15/39	18,825	27,631
Pharmacia Corp.	6.500%	12/1/18	550	690
Pharmacia Corp.	6.600%	12/1/28	1,750	2,286
Philip Morris International Inc.	4.875%	5/16/13	9,200	9,729
Philip Morris International Inc.	6.875%	3/17/14	43,525	49,017
Philip Morris International Inc.	5.650%	5/16/18	9,805	11,625
Philip Morris International Inc.	4.125%	5/17/21	800	888
Philip Morris International Inc.	6.375%	5/16/38	11,655	15,173
Philip Morris International Inc.	4.375%	11/15/41	3,700	3,826
4 Procter & Gamble - Esop	9.360%	1/1/21	8,904	12,018
Procter & Gamble Co.	0.700%	8/15/14	3,150	3,170
Procter & Gamble Co.	4.950%	8/15/14	2,300	2,558
Procter & Gamble Co.	3.500%	2/15/15	7,750	8,353
Procter & Gamble Co.	1.800%	11/15/15	5,000	5,169
Procter & Gamble Co.	4.850%	12/15/15	1,250	1,430
Procter & Gamble Co.	1.450%	8/15/16	2,850	2,881
Procter & Gamble Co.	4.700%	2/15/19	2,860	3,364
Procter & Gamble Co.	6.450%	1/15/26	3,875	5,248
Procter & Gamble Co.	5.500%	2/1/34	5,473	7,004
Procter & Gamble Co.	5.800%	8/15/34	225	296
Procter & Gamble Co.	5.550%	3/5/37	12,221	16,207
Quest Diagnostics Inc.	5.450%	11/1/15	6,375	7,191
Quest Diagnostics Inc.	6.400%	7/1/17	140	165
Quest Diagnostics Inc.	4.750%	1/30/20	250	267
Quest Diagnostics Inc.	4.700%	4/1/21	700	747
Quest Diagnostics Inc.	6.950%	7/1/37	3,295	4,102
Ralcorp Holdings Inc.	4.950%	8/15/20	5,725	5,814
Ralcorp Holdings Inc.	6.625%	8/15/39	1,390	1,454
Reynolds American Inc.	7.250%	6/1/13	6,575	7,056
Reynolds American Inc.	7.625%	6/1/16	6,250	7,472
Reynolds American Inc.	6.750%	6/15/17	5,836	6,664
Reynolds American Inc.	7.250%	6/15/37	3,840	4,488
Safeway Inc.	6.250%	3/15/14	6,400	7,089
Safeway Inc.	5.625%	8/15/14	1,855	2,006
Safeway Inc.	6.350%	8/15/17	700	794
Safeway Inc.	5.000%	8/15/19	950	1,011
Safeway Inc.	3.950%	8/15/20	4,650	4,607
Safeway Inc.	7.250%	2/1/31	9,877	11,871

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sanofi	1.625%	3/28/14	3,000	3,051
Sanofi	1.200%	9/30/14	5,250	5,287
Sanofi	2.625%	3/29/16	21,585	22,526
Sanofi	4.000%	3/29/21	9,871	10,932
Sara Lee Corp.	2.750%	9/15/15	775	780
Sara Lee Corp.	4.100%	9/15/20	350	352
Sara Lee Corp.	6.125%	11/1/32	150	154
St. Jude Medical Inc.	2.200%	9/15/13	4,900	4,992
St. Jude Medical Inc.	3.750%	7/15/14	10,275	10,871
St. Jude Medical Inc.	2.500%	1/15/16	550	566
St. Jude Medical Inc.	4.875%	7/15/19	1,525	1,738
Stryker Corp.	3.000%	1/15/15	2,100	2,203
Stryker Corp.	2.000%	9/30/16	3,875	3,948
Stryker Corp.	4.375%	1/15/20	2,425	2,711
Sysco Corp.	4.200%	2/12/13	1,750	1,816
Sysco Corp.	5.250%	2/12/18	3,625	4,240
Sysco Corp.	5.375%	9/21/35	6,375	7,907
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	3,850	3,903
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	1,125	1,146
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	775	877
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	5,005	6,107
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	5,075	5,279
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	3,400	3,434
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	2,575	2,593
Thermo Fisher Scientific Inc.	3.250%	11/20/14	3,700	3,929
Thermo Fisher Scientific Inc.	3.200%	5/1/15	5,825	6,182
Thermo Fisher Scientific Inc.	4.700%	5/1/20	725	819
Thermo Fisher Scientific Inc.	4.500%	3/1/21	200	223
Thermo Fisher Scientific Inc.	3.600%	8/15/21	600	631
6 Tupperware Brands Corp.	4.750%	6/1/21	700	704
Tyson Foods Inc.	10.500%	3/1/14	4,000	4,610
Unilever Capital Corp.	3.650%	2/15/14	6,275	6,675
Unilever Capital Corp.	4.800%	2/15/19	1,500	1,742
Unilever Capital Corp.	4.250%	2/10/21	6,870	7,886
Unilever Capital Corp.	5.900%	11/15/32	1,678	2,190
UST LLC	5.750%	3/1/18	2,700	2,996
Watson Pharmaceuticals Inc.	5.000%	8/15/14	4,600	4,942
Watson Pharmaceuticals Inc.	6.125%	8/15/19	4,625	5,444
Whirlpool Corp.	5.500%	3/1/13	12,000	12,479
Wyeth	5.500%	3/15/13	15,725	16,654
Wyeth	5.500%	2/1/14	11,586	12,696
Wyeth	5.500%	2/15/16	2,475	2,878
Wyeth	5.450%	4/1/17	925	1,085
Wyeth	6.450%	2/1/24	1,500	1,959
Wyeth	6.500%	2/1/34	3,450	4,630
Wyeth	6.000%	2/15/36	7,425	9,513
Wyeth	5.950%	4/1/37	25,245	32,339
Zimmer Holdings Inc.	1.400%	11/30/14	2,500	2,500
Zimmer Holdings Inc.	4.625%	11/30/19	1,075	1,175
Zimmer Holdings Inc.	3.375%	11/30/21	2,725	2,742
Zimmer Holdings Inc.	5.750%	11/30/39	4,340	5,064
Energy (1.5%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	950	1,194
Anadarko Finance Co.	7.500%	5/1/31	1,220	1,471
Anadarko Petroleum Corp.	7.625%	3/15/14	25,675	28,579
Anadarko Petroleum Corp.	5.750%	6/15/14	7,150	7,714
Anadarko Petroleum Corp.	5.950%	9/15/16	35,326	40,010
Anadarko Petroleum Corp.	6.375%	9/15/17	480	556
Anadarko Petroleum Corp.	6.950%	6/15/19	675	796
Anadarko Petroleum Corp.	6.450%	9/15/36	10,720	12,351
Anadarko Petroleum Corp.	7.950%	6/15/39	3,775	4,931
Anadarko Petroleum Corp.	6.200%	3/15/40	1,025	1,147

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apache Corp.	5.250%	4/15/13	1,774	1,877
Apache Corp.	6.000%	9/15/13	6,365	6,957
Apache Corp.	5.625%	1/15/17	400	473
Apache Corp.	6.900%	9/15/18	7,100	9,051
Apache Corp.	3.625%	2/1/21	1,700	1,835
Apache Corp.	6.000%	1/15/37	7,200	9,404
Apache Corp.	5.100%	9/1/40	11,900	14,066
Apache Corp.	5.250%	2/1/42	6,300	7,678
Apache Finance Canada Corp.	7.750%	12/15/29	1,075	1,557
Baker Hughes Inc.	7.500%	11/15/18	240	317
6 Baker Hughes Inc.	3.200%	8/15/21	3,675	3,783
Baker Hughes Inc.	6.875%	1/15/29	700	957
Baker Hughes Inc.	5.125%	9/15/40	14,465	16,996
BJ Services Co.	6.000%	6/1/18	2,825	3,392
BP Capital Markets plc	5.250%	11/7/13	17,375	18,656
BP Capital Markets plc	3.625%	5/8/14	5,625	5,906
BP Capital Markets plc	1.700%	12/5/14	2,300	2,329
BP Capital Markets plc	3.875%	3/10/15	9,985	10,638
BP Capital Markets plc	3.125%	10/1/15	17,375	18,177
BP Capital Markets plc	3.200%	3/11/16	20,000	20,973
BP Capital Markets plc	2.248%	11/1/16	7,650	7,705
BP Capital Markets plc	4.750%	3/10/19	11,725	13,099
BP Capital Markets plc	4.742%	3/11/21	14,300	16,252
BP Capital Markets plc	3.561%	11/1/21	6,500	6,821
Burlington Resources Finance Co.	7.200%	8/15/31	750	1,039
Burlington Resources Finance Co.	7.400%	12/1/31	4,275	5,884
Cameron International Corp.	6.375%	7/15/18	975	1,151
Cameron International Corp.	7.000%	7/15/38	100	123
Cameron International Corp.	5.950%	6/1/41	400	458
Canadian Natural Resources Ltd.	5.150%	2/1/13	1,500	1,566
Canadian Natural Resources Ltd.	1.450%	11/14/14	1,300	1,307
Canadian Natural Resources Ltd.	4.900%	12/1/14	5,400	5,935
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,225	4,932
Canadian Natural Resources Ltd.	5.700%	5/15/17	8,801	10,299
Canadian Natural Resources Ltd.	3.450%	11/15/21	525	546
Canadian Natural Resources Ltd.	7.200%	1/15/32	4,800	6,291
Canadian Natural Resources Ltd.	6.450%	6/30/33	5,865	7,550
Canadian Natural Resources Ltd.	6.500%	2/15/37	9,180	11,886
Canadian Natural Resources Ltd.	6.250%	3/15/38	800	1,012
Cenovus Energy Inc.	4.500%	9/15/14	4,625	4,989
Cenovus Energy Inc.	5.700%	10/15/19	4,575	5,378
Cenovus Energy Inc.	6.750%	11/15/39	21,450	28,552
Chevron Corp.	3.950%	3/3/14	6,165	6,599
Chevron Corp.	4.950%	3/3/19	14,025	16,610
ConocoPhillips	4.750%	2/1/14	5,125	5,541
ConocoPhillips	4.600%	1/15/15	11,500	12,784
ConocoPhillips	5.750%	2/1/19	20,225	24,450
ConocoPhillips	5.900%	10/15/32	8,801	10,897
ConocoPhillips	5.900%	5/15/38	6,542	8,337
ConocoPhillips	6.500%	2/1/39	4,000	5,501
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	28,725	33,615
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	2,150	2,622
ConocoPhillips Holding Co.	6.950%	4/15/29	9,390	12,830
Devon Energy Corp.	5.625%	1/15/14	8,800	9,588
Devon Energy Corp.	2.400%	7/15/16	750	768
Devon Energy Corp.	4.000%	7/15/21	1,250	1,365
Devon Energy Corp.	7.950%	4/15/32	1,125	1,614
Devon Energy Corp.	5.600%	7/15/41	2,400	2,908
Devon Financing Corp. ULC	7.875%	9/30/31	16,406	23,099
Diamond Offshore Drilling Inc.	5.150%	9/1/14	2,250	2,451
Diamond Offshore Drilling Inc.	4.875%	7/1/15	600	654
Diamond Offshore Drilling Inc.	5.875%	5/1/19	2,700	3,123
Diamond Offshore Drilling Inc.	5.700%	10/15/39	4,000	4,447
Encana Corp.	4.750%	10/15/13	75	79

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Encana Corp.	5.900%	12/1/17	7,450	8,442
Encana Corp.	3.900%	11/15/21	6,450	6,461
Encana Corp.	7.200%	11/1/31	5,675	7,008
Encana Corp.	6.500%	8/15/34	7,800	9,169
Encana Corp.	6.625%	8/15/37	4,479	5,388
Encana Corp.	5.150%	11/15/41	2,420	2,467
EnCana Holdings Finance Corp.	5.800%	5/1/14	4,900	5,320
Eni USA Inc.	7.300%	11/15/27	355	463
Ensco plc	3.250%	3/15/16	4,000	4,086
Ensco plc	4.700%	3/15/21	9,500	9,875
EOG Resources Inc.	6.125%	10/1/13	650	707
EOG Resources Inc.	2.950%	6/1/15	5,350	5,605
EOG Resources Inc.	5.875%	9/15/17	3,025	3,634
EOG Resources Inc.	5.625%	6/1/19	850	1,008
EOG Resources Inc.	4.400%	6/1/20	2,875	3,204
EOG Resources Inc.	4.100%	2/1/21	9,500	10,397
Global Marine Inc.	7.000%	6/1/28	3,150	3,044
Halliburton Co.	6.150%	9/15/19	2,945	3,619
Halliburton Co.	6.700%	9/15/38	10,225	13,692
Halliburton Co.	7.450%	9/15/39	5,060	7,280
Halliburton Co.	4.500%	11/15/41	5,275	5,394
Hess Corp.	8.125%	2/15/19	10,725	13,747
Hess Corp.	7.875%	10/1/29	5,895	7,894
Hess Corp.	7.300%	8/15/31	4,510	5,781
Hess Corp.	7.125%	3/15/33	4,675	5,925
Hess Corp.	6.000%	1/15/40	6,518	7,633
Hess Corp.	5.600%	2/15/41	4,375	4,933
Husky Energy Inc.	5.900%	6/15/14	8,607	9,359
Husky Energy Inc.	6.150%	6/15/19	800	905
Husky Energy Inc.	7.250%	12/15/19	2,435	2,982
Husky Energy Inc.	6.800%	9/15/37	2,175	2,747
Kerr-McGee Corp.	6.950%	7/1/24	12,420	14,742
Kerr-McGee Corp.	7.875%	9/15/31	2,015	2,523
Marathon Oil Corp.	6.000%	10/1/17	10,475	12,206
Marathon Oil Corp.	5.900%	3/15/18	3,997	4,673
Marathon Oil Corp.	6.800%	3/15/32	5,117	6,239
Marathon Oil Corp.	6.600%	10/1/37	610	740
Marathon Petroleum Corp.	3.500%	3/1/16	3,000	3,057
Marathon Petroleum Corp.	5.125%	3/1/21	6,800	7,153
Marathon Petroleum Corp.	6.500%	3/1/41	4,000	4,499
Nabors Industries Inc.	6.150%	2/15/18	17,650	19,762
Nabors Industries Inc.	9.250%	1/15/19	3,025	3,804
Nabors Industries Inc.	5.000%	9/15/20	2,325	2,378
Nexen Inc.	7.875%	3/15/32	5,975	7,061
Nexen Inc.	5.875%	3/10/35	3,287	3,350
Nexen Inc.	6.400%	5/15/37	9,450	9,997
Nexen Inc.	7.500%	7/30/39	7,375	8,830
Noble Energy Inc.	8.250%	3/1/19	3,829	5,006
Noble Energy Inc.	4.150%	12/15/21	8,525	8,829
Noble Energy Inc.	8.000%	4/1/27	525	700
Noble Energy Inc.	6.000%	3/1/41	3,600	4,196
Noble Holding International Ltd.	3.450%	8/1/15	9,050	9,422
Noble Holding International Ltd.	3.050%	3/1/16	4,250	4,390
Noble Holding International Ltd.	4.900%	8/1/20	3,225	3,413
Noble Holding International Ltd.	4.625%	3/1/21	600	625
Noble Holding International Ltd.	6.200%	8/1/40	4,450	4,998
Noble Holding International Ltd.	6.050%	3/1/41	850	942
Occidental Petroleum Corp.	2.500%	2/1/16	9,675	10,151
Occidental Petroleum Corp.	1.750%	2/15/17	3,501	3,543
Occidental Petroleum Corp.	4.100%	2/1/21	14,700	16,374
Occidental Petroleum Corp.	3.125%	2/15/22	1,300	1,340
PC Financial Partnership	5.000%	11/15/14	8,100	8,747
Petro-Canada	4.000%	7/15/13	5,600	5,803
Petro-Canada	6.050%	5/15/18	6,075	7,130

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Petro-Canada	7.875%	6/15/26	1,500	1,972
Petro-Canada	7.000%	11/15/28	1,175	1,444
Petro-Canada	5.350%	7/15/33	4,825	5,063
Petro-Canada	5.950%	5/15/35	6,850	7,819
Petro-Canada	6.800%	5/15/38	4,475	5,786
Petrohawk Energy Corp.	10.500%	8/1/14	1,725	1,915
Petrohawk Energy Corp.	7.875%	6/1/15	1,900	2,023
Pride International Inc.	8.500%	6/15/19	725	894
Pride International Inc.	6.875%	8/15/20	5,000	5,837
Rowan Cos. Inc.	7.875%	8/1/19	7,500	8,800
Shell International Finance BV	1.875%	3/25/13	5,625	5,731
Shell International Finance BV	4.000%	3/21/14	52,575	56,307
Shell International Finance BV	3.100%	6/28/15	13,525	14,491
Shell International Finance BV	3.250%	9/22/15	3,600	3,887
Shell International Finance BV	5.200%	3/22/17	2,950	3,446
Shell International Finance BV	4.300%	9/22/19	27,250	31,419
Shell International Finance BV	4.375%	3/25/20	2,500	2,911
Shell International Finance BV	6.375%	12/15/38	13,494	18,407
Shell International Finance BV	5.500%	3/25/40	3,000	3,743
Suncor Energy Inc.	6.100%	6/1/18	875	1,033
Suncor Energy Inc.	7.150%	2/1/32	1,275	1,625
Suncor Energy Inc.	5.950%	12/1/34	250	283
Suncor Energy Inc.	6.500%	6/15/38	29,905	37,612
Suncor Energy Inc.	6.850%	6/1/39	4,475	5,644
Talisman Energy Inc.	5.125%	5/15/15	1,125	1,217
Talisman Energy Inc.	7.750%	6/1/19	16,137	19,891
Talisman Energy Inc.	3.750%	2/1/21	1,285	1,263
Talisman Energy Inc.	7.250%	10/15/27	850	1,031
Talisman Energy Inc.	5.850%	2/1/37	6,500	7,251
Tosco Corp.	7.800%	1/1/27	900	1,266
Tosco Corp.	8.125%	2/15/30	15,350	22,550
Total Capital Canada Ltd.	1.625%	1/28/14	5,325	5,436
Total Capital SA	3.000%	6/24/15	19,075	20,167
Total Capital SA	2.300%	3/15/16	975	1,002
Total Capital SA	4.450%	6/24/20	6,925	7,710
Total Capital SA	4.125%	1/28/21	17,200	18,686
Transocean Inc.	5.250%	3/15/13	3,375	3,454
Transocean Inc.	4.950%	11/15/15	11,300	11,515
Transocean Inc.	6.000%	3/15/18	6,075	6,271
Transocean Inc.	6.500%	11/15/20	5,135	5,299
Transocean Inc.	7.500%	4/15/31	2,000	2,074
Transocean Inc.	6.800%	3/15/38	5,135	5,214
Transocean Inc.	7.350%	12/15/41	3,150	3,481
Valero Energy Corp.	4.750%	6/15/13	240	251
Valero Energy Corp.	4.500%	2/1/15	2,625	2,811
Valero Energy Corp.	9.375%	3/15/19	7,566	9,688
Valero Energy Corp.	6.125%	2/1/20	12,675	14,076
Valero Energy Corp.	7.500%	4/15/32	6,215	7,240
Valero Energy Corp.	6.625%	6/15/37	14,065	15,043
Valero Energy Corp.	10.500%	3/15/39	6,650	9,598
Weatherford International Inc.	6.350%	6/15/17	5,750	6,433
Weatherford International Inc.	6.800%	6/15/37	275	303
Weatherford International Ltd.	5.150%	3/15/13	736	763
Weatherford International Ltd.	5.500%	2/15/16	1,040	1,146
Weatherford International Ltd.	6.000%	3/15/18	8,325	9,245
Weatherford International Ltd.	9.625%	3/1/19	43,981	56,923
Weatherford International Ltd.	6.500%	8/1/36	7,925	8,642
Weatherford International Ltd.	7.000%	3/15/38	1,750	2,004
Williams Cos. Inc.	7.875%	9/1/21	694	856
Williams Cos. Inc.	7.500%	1/15/31	4,696	5,825
Williams Cos. Inc.	7.750%	6/15/31	1,085	1,380
Williams Cos. Inc.	8.750%	3/15/32	441	575
XTO Energy Inc.	5.750%	12/15/13	4,650	5,100
XTO Energy Inc.	6.250%	8/1/17	9,075	11,187

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Other Industrial (0.1%)
California Institute of Technology Revenue	4.700%	11/1/11	11,800	11,859
Cintas Corp. No 2	6.125%	12/1/17	1,625	1,948
Fluor Corp.	3.375%	9/15/21	3,125	3,160
Massachusetts Development Finance Agency Revenue
(Harvard University)	4.875%	10/15/40	7,600	8,913
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.600%	7/1/11	9,785	13,448
Technology (0.9%)
Adobe Systems Inc.	3.250%	2/1/15	4,525	4,750
Adobe Systems Inc.	4.750%	2/1/20	6,625	7,155
Agilent Technologies Inc.	5.500%	9/14/15	3,125	3,441
Agilent Technologies Inc.	6.500%	11/1/17	14,750	17,225
Amphenol Corp.	4.750%	11/15/14	4,125	4,404
Analog Devices Inc.	5.000%	7/1/14	3,425	3,743
Analog Devices Inc.	3.000%	4/15/16	1,075	1,134
Applied Materials Inc.	2.650%	6/15/16	1,000	1,029
Applied Materials Inc.	4.300%	6/15/21	7,025	7,469
Applied Materials Inc.	5.850%	6/15/41	8,925	10,172
Arrow Electronics Inc.	6.875%	7/1/13	200	214
Arrow Electronics Inc.	3.375%	11/1/15	2,600	2,605
Arrow Electronics Inc.	5.125%	3/1/21	1,185	1,199
Avnet Inc.	6.625%	9/15/16	235	263
BMC Software Inc.	7.250%	6/1/18	2,300	2,658
Broadcom Corp.	2.700%	11/1/18	2,400	2,411
CA Inc.	5.375%	12/1/19	3,500	3,797
Cisco Systems Inc.	1.625%	3/14/14	9,167	9,360
Cisco Systems Inc.	2.900%	11/17/14	1,975	2,092
Cisco Systems Inc.	5.500%	2/22/16	12,090	14,069
Cisco Systems Inc.	3.150%	3/14/17	5,465	5,932
Cisco Systems Inc.	4.950%	2/15/19	24,989	28,905
Cisco Systems Inc.	4.450%	1/15/20	23,670	26,920
Cisco Systems Inc.	5.900%	2/15/39	19,865	24,651
Cisco Systems Inc.	5.500%	1/15/40	4,475	5,450
Computer Sciences Corp.	6.500%	3/15/18	2,200	2,158
Corning Inc.	6.625%	5/15/19	3,180	3,848
Corning Inc.	4.250%	8/15/20	300	320
Corning Inc.	7.250%	8/15/36	300	358
Corning Inc.	5.750%	8/15/40	4,525	5,281
Dell Inc.	4.700%	4/15/13	5,875	6,167
Dell Inc.	1.400%	9/10/13	6,200	6,279
Dell Inc.	2.300%	9/10/15	1,675	1,713
Dell Inc.	3.100%	4/1/16	3,000	3,168
Dell Inc.	5.650%	4/15/18	3,225	3,735
Dell Inc.	5.875%	6/15/19	3,850	4,514
Dell Inc.	6.500%	4/15/38	7,600	9,660
Dun & Bradstreet Corp.	6.000%	4/1/13	4,725	4,986
Equifax Inc.	4.450%	12/1/14	2,175	2,302
Equifax Inc.	6.300%	7/1/17	1,075	1,207
Fiserv Inc.	3.125%	10/1/15	1,100	1,125
Fiserv Inc.	3.125%	6/15/16	1,025	1,040
Fiserv Inc.	6.800%	11/20/17	5,950	6,930
Google Inc.	2.125%	5/19/16	775	806
Google Inc.	3.625%	5/19/21	8,515	9,312
Harris Corp.	5.000%	10/1/15	3,675	4,016
Harris Corp.	5.950%	12/1/17	225	263
Harris Corp.	4.400%	12/15/20	1,725	1,756
Harris Corp.	6.150%	12/15/40	3,750	4,265
Hewlett-Packard Co.	4.500%	3/1/13	12,675	13,052
Hewlett-Packard Co.	1.250%	9/13/13	9,875	9,731
Hewlett-Packard Co.	6.125%	3/1/14	20,450	22,082
Hewlett-Packard Co.	1.550%	5/30/14	4,675	4,604
Hewlett-Packard Co.	4.750%	6/2/14	11,400	12,076

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hewlett-Packard Co.	2.625%	12/9/14	1,300	1,312
Hewlett-Packard Co.	2.350%	3/15/15	6,350	6,291
Hewlett-Packard Co.	2.125%	9/13/15	12,550	12,282
Hewlett-Packard Co.	2.200%	12/1/15	3,950	3,853
Hewlett-Packard Co.	2.650%	6/1/16	4,925	4,877
Hewlett-Packard Co.	3.000%	9/15/16	16,900	17,087
Hewlett-Packard Co.	3.300%	12/9/16	2,175	2,221
Hewlett-Packard Co.	5.400%	3/1/17	2,035	2,241
Hewlett-Packard Co.	5.500%	3/1/18	6,575	7,306
Hewlett-Packard Co.	3.750%	12/1/20	6,275	6,173
Hewlett-Packard Co.	4.300%	6/1/21	675	686
Hewlett-Packard Co.	4.375%	9/15/21	2,550	2,610
Hewlett-Packard Co.	4.650%	12/9/21	1,250	1,318
Hewlett-Packard Co.	6.000%	9/15/41	5,200	5,780
HP Enterprise Services LLC	6.000%	8/1/13	5,225	5,540
Intel Corp.	1.950%	10/1/16	4,625	4,751
Intel Corp.	3.300%	10/1/21	7,401	7,780
Intel Corp.	4.800%	10/1/41	15,200	16,812
International Business Machines Corp.	2.100%	5/6/13	1,000	1,022
International Business Machines Corp.	7.500%	6/15/13	3,150	3,457
International Business Machines Corp.	1.000%	8/5/13	18,000	18,161
International Business Machines Corp.	6.500%	10/15/13	200	221
International Business Machines Corp.	2.000%	1/5/16	2,000	2,061
International Business Machines Corp.	1.950%	7/22/16	35,775	36,692
International Business Machines Corp.	5.700%	9/14/17	35,351	42,826
International Business Machines Corp.	7.625%	10/15/18	6,475	8,686
International Business Machines Corp.	7.000%	10/30/25	965	1,316
International Business Machines Corp.	6.220%	8/1/27	5,350	6,917
International Business Machines Corp.	6.500%	1/15/28	600	795
International Business Machines Corp.	5.875%	11/29/32	875	1,098
International Business Machines Corp.	5.600%	11/30/39	16,629	21,397
Intuit Inc.	5.750%	3/15/17	1,900	2,134
Juniper Networks Inc.	3.100%	3/15/16	1,095	1,133
Juniper Networks Inc.	4.600%	3/15/21	1,500	1,595
Juniper Networks Inc.	5.950%	3/15/41	2,900	3,158
KLA-Tencor Corp.	6.900%	5/1/18	3,000	3,466
Lexmark International Inc.	5.900%	6/1/13	2,825	2,940
Lexmark International Inc.	6.650%	6/1/18	4,650	5,182
Maxim Integrated Products Inc.	3.450%	6/14/13	1,800	1,849
Microsoft Corp.	0.875%	9/27/13	8,168	8,247
Microsoft Corp.	2.950%	6/1/14	7,800	8,265
Microsoft Corp.	1.625%	9/25/15	7,720	7,997
Microsoft Corp.	4.200%	6/1/19	6,625	7,610
Microsoft Corp.	3.000%	10/1/20	12,620	13,338
Microsoft Corp.	5.200%	6/1/39	2,075	2,561
Microsoft Corp.	4.500%	10/1/40	5,543	6,245
Microsoft Corp.	5.300%	2/8/41	5,190	6,571
Motorola Solutions Inc.	6.000%	11/15/17	4,075	4,586
Motorola Solutions Inc.	7.500%	5/15/25	850	1,001
Nokia Oyj	5.375%	5/15/19	8,400	8,500
Nokia Oyj	6.625%	5/15/39	7,625	7,337
Oracle Corp.	4.950%	4/15/13	1,725	1,823
Oracle Corp.	5.250%	1/15/16	28,071	32,341
Oracle Corp.	5.750%	4/15/18	13,915	16,944
Oracle Corp.	5.000%	7/8/19	16,825	19,754
Oracle Corp.	3.875%	7/15/20	3,250	3,563
Oracle Corp.	6.500%	4/15/38	3,850	5,218
Oracle Corp.	6.125%	7/8/39	7,700	10,190
Oracle Corp.	5.375%	7/15/40	14,925	18,328
Pitney Bowes Inc.	3.875%	6/15/13	4,225	4,363
Pitney Bowes Inc.	4.875%	8/15/14	250	266
Pitney Bowes Inc.	4.750%	1/15/16	12,000	12,351
Pitney Bowes Inc.	5.750%	9/15/17	3,500	3,771
Pitney Bowes Inc.	6.250%	3/15/19	200	214

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pitney Bowes Inc.	5.250%	1/15/37	450	464
SAIC Inc.	4.450%	12/1/20	1,850	1,969
SAIC Inc.	5.950%	12/1/40	2,550	2,764
Science Applications International Corp.	5.500%	7/1/33	7,370	7,488
Symantec Corp.	2.750%	9/15/15	600	609
Symantec Corp.	4.200%	9/15/20	7,200	7,263
Texas Instruments Inc.	2.375%	5/16/16	3,425	3,569
Tyco Electronics Group SA	7.125%	10/1/37	14,100	18,599
Xerox Corp.	8.250%	5/15/14	6,525	7,363
Xerox Corp.	4.250%	2/15/15	19,175	20,240
Xerox Corp.	6.400%	3/15/16	8,045	9,062
Xerox Corp.	6.750%	2/1/17	3,050	3,491
Xerox Corp.	6.350%	5/15/18	11,850	13,366
Xerox Corp.	5.625%	12/15/19	7,575	8,256
Xerox Corp.	6.750%	12/15/39	675	789
Transportation (0.4%)
4 American Airlines 2011-1 Class A Pass Through Trust	5.250%	1/31/21	1,048	978
4 American Airlines 2011-2 Class A Pass Through Trust	8.625%	10/15/21	3,750	3,891
4 American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	3,684	3,914
Burlington Northern Santa Fe LLC	7.000%	2/1/14	750	841
Burlington Northern Santa Fe LLC	5.650%	5/1/17	6,450	7,440
Burlington Northern Santa Fe LLC	5.750%	3/15/18	8,150	9,489
Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,800	3,938
Burlington Northern Santa Fe LLC	3.450%	9/15/21	3,875	3,995
Burlington Northern Santa Fe LLC	7.000%	12/15/25	5,250	7,030
Burlington Northern Santa Fe LLC	7.950%	8/15/30	80	112
Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,450	4,375
Burlington Northern Santa Fe LLC	6.150%	5/1/37	91	114
Burlington Northern Santa Fe LLC	5.750%	5/1/40	375	448
Burlington Northern Santa Fe LLC	5.050%	3/1/41	7,625	8,336
Burlington Northern Santa Fe LLC	5.400%	6/1/41	7,050	8,086
Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,775	1,938
Canadian National Railway Co.	4.400%	3/15/13	2,575	2,684
Canadian National Railway Co.	4.950%	1/15/14	1,875	2,029
Canadian National Railway Co.	5.800%	6/1/16	750	873
Canadian National Railway Co.	1.450%	12/15/16	1,825	1,816
Canadian National Railway Co.	5.850%	11/15/17	1,150	1,378
Canadian National Railway Co.	5.550%	3/1/19	2,160	2,599
Canadian National Railway Co.	2.850%	12/15/21	1,075	1,084
Canadian National Railway Co.	6.900%	7/15/28	2,375	3,282
Canadian National Railway Co.	6.250%	8/1/34	1,625	2,115
Canadian National Railway Co.	6.200%	6/1/36	2,675	3,500
Canadian National Railway Co.	6.375%	11/15/37	1,550	2,080
Canadian Pacific Railway Co.	4.450%	3/15/23	4,100	4,133
Canadian Pacific Railway Co.	7.125%	10/15/31	275	326
Canadian Pacific Railway Co.	5.950%	5/15/37	1,075	1,107
Canadian Pacific Railway Ltd.	5.750%	1/15/42	650	686
Con-way Inc.	6.700%	5/1/34	4,225	4,198
4 Continental Airlines 1997-4 Class A Pass Through Trust	6.900%	1/2/18	3,085	3,216
4 Continental Airlines 1998-1 Class A Pass Through Trust	6.648%	9/15/17	5,871	6,062
4 Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	4/19/22	1,259	1,316
4 Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	11/10/19	1,668	1,789
CSX Corp.	6.250%	4/1/15	6,925	7,905
CSX Corp.	5.600%	5/1/17	1,500	1,716
CSX Corp.	7.900%	5/1/17	2,513	3,137
CSX Corp.	6.250%	3/15/18	13,350	15,895
CSX Corp.	7.375%	2/1/19	35,100	43,884
CSX Corp.	6.000%	10/1/36	5,931	6,980
CSX Corp.	6.150%	5/1/37	2,325	2,792
CSX Corp.	6.220%	4/30/40	5,887	7,170
4 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	8/10/22	8,377	8,733
4 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	10,001	10,876
4 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	5/23/19	3,670	3,743

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JB Hunt Transport Services Inc.	3.375%	9/15/15	10,100	10,289
Norfolk Southern Corp.	5.257%	9/17/14	45	50
Norfolk Southern Corp.	5.750%	1/15/16	8,200	9,503
Norfolk Southern Corp.	7.700%	5/15/17	5,125	6,496
Norfolk Southern Corp.	5.750%	4/1/18	2,575	3,023
Norfolk Southern Corp.	5.900%	6/15/19	6,325	7,654
Norfolk Southern Corp.	3.250%	12/1/21	4,400	4,460
Norfolk Southern Corp.	5.590%	5/17/25	534	629
Norfolk Southern Corp.	7.800%	5/15/27	5,500	7,760
Norfolk Southern Corp.	5.640%	5/17/29	2,305	2,839
Norfolk Southern Corp.	7.250%	2/15/31	5,772	7,981
6 Norfolk Southern Corp.	4.837%	10/1/41	11,566	12,351
Norfolk Southern Corp.	6.000%	5/23/11	9,175	10,838
Norfolk Southern Railway Co.	9.750%	6/15/20	1,554	2,260
Ryder System Inc.	5.850%	3/1/14	1,725	1,878
Ryder System Inc.	3.150%	3/2/15	5,275	5,413
Ryder System Inc.	7.200%	9/1/15	3,650	4,266
Ryder System Inc.	3.600%	3/1/16	3,650	3,795
Ryder System Inc.	5.850%	11/1/16	8,425	9,623
Southwest Airlines Co.	5.250%	10/1/14	175	187
Southwest Airlines Co.	5.750%	12/15/16	3,800	4,252
Southwest Airlines Co.	5.125%	3/1/17	700	750
4 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	1,714	1,839
4 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	1,049	1,157
Union Pacific Corp.	5.450%	1/31/13	4,375	4,589
Union Pacific Corp.	4.000%	2/1/21	200	215
Union Pacific Corp.	4.163%	7/15/22	26,774	28,944
Union Pacific Corp.	6.625%	2/1/29	1,900	2,492
Union Pacific Corp.	5.780%	7/15/40	5,175	6,325
Union Pacific Corp.	4.750%	9/15/41	7,400	8,028
4 Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	1,278	1,544
United Parcel Service Inc.	3.875%	4/1/14	10,175	10,901
United Parcel Service Inc.	5.500%	1/15/18	2,360	2,838
United Parcel Service Inc.	5.125%	4/1/19	5,850	7,086
United Parcel Service Inc.	3.125%	1/15/21	17,860	18,938
United Parcel Service Inc.	6.200%	1/15/38	4,650	6,227
				11,660,629
Utilities (2.3%)
Electric (1.6%)
AEP Texas Central Co.	6.650%	2/15/33	2,300	2,942
Alabama Power Co.	5.200%	6/1/41	3,550	4,273
Ameren Corp.	8.875%	5/15/14	1,000	1,128
Ameren Illinois Co.	6.125%	11/15/17	1,300	1,530
Ameren Illinois Co.	6.250%	4/1/18	4,425	5,094
Appalachian Power Co.	3.400%	5/24/15	5,250	5,504
Appalachian Power Co.	7.950%	1/15/20	350	458
Appalachian Power Co.	4.600%	3/30/21	5,975	6,565
Appalachian Power Co.	5.800%	10/1/35	950	1,111
Appalachian Power Co.	7.000%	4/1/38	700	939
Arizona Public Service Co.	5.800%	6/30/14	625	692
Arizona Public Service Co.	4.650%	5/15/15	2,925	3,197
Arizona Public Service Co.	8.750%	3/1/19	2,300	2,922
Arizona Public Service Co.	5.500%	9/1/35	3,580	4,130
Atlantic City Electric Co.	7.750%	11/15/18	5,225	6,903
Baltimore Gas & Electric Co.	5.900%	10/1/16	3,525	4,116
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,700	1,726
Baltimore Gas & Electric Co.	6.350%	10/1/36	625	785
Carolina Power & Light Co.	5.125%	9/15/13	5,350	5,735
Carolina Power & Light Co.	5.300%	1/15/19	35,600	41,767
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	13,610	14,343
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	400	437
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	225	253
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	300	408

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CenterPoint Energy Inc.	6.500%	5/1/18	70	82
Cleco Power LLC	6.500%	12/1/35	4,300	5,295
Cleco Power LLC	6.000%	12/1/40	4,075	4,898
Cleveland Electric Illuminating Co.	5.650%	12/15/13	175	188
Cleveland Electric Illuminating Co.	7.880%	11/1/17	2,677	3,372
Cleveland Electric Illuminating Co.	5.500%	8/15/24	900	1,054
Columbus Southern Power Co.	5.850%	10/1/35	5,450	6,389
Commonwealth Edison Co.	5.950%	8/15/16	11,630	13,662
Commonwealth Edison Co.	6.150%	9/15/17	13,650	16,106
Commonwealth Edison Co.	5.800%	3/15/18	2,975	3,511
Commonwealth Edison Co.	4.000%	8/1/20	2,175	2,349
Commonwealth Edison Co.	5.875%	2/1/33	490	591
Commonwealth Edison Co.	5.900%	3/15/36	2,686	3,289
Commonwealth Edison Co.	6.450%	1/15/38	9,205	12,071
Connecticut Light & Power Co.	6.350%	6/1/36	5,100	6,602
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	2,940	3,055
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	1,400	1,601
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	5,675	6,656
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	350	427
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,975	7,549
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,100	7,113
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	4,280	5,351
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,000	3,882
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	5,250	6,916
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,125	2,950
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,250	6,597
Consolidated Natural Gas Co.	5.000%	12/1/14	4,725	5,150
Constellation Energy Group Inc.	4.550%	6/15/15	8,631	9,177
Constellation Energy Group Inc.	5.150%	12/1/20	4,500	4,903
Constellation Energy Group Inc.	7.600%	4/1/32	2,415	3,116
Consumers Energy Co.	5.375%	4/15/13	4,100	4,315
Consumers Energy Co.	5.500%	8/15/16	1,800	2,071
Consumers Energy Co.	6.125%	3/15/19	550	667
Consumers Energy Co.	6.700%	9/15/19	5,000	6,330
Detroit Edison Co.	3.450%	10/1/20	1,700	1,787
Detroit Edison Co.	3.900%	6/1/21	1,575	1,726
Detroit Edison Co.	5.700%	10/1/37	950	1,190
Dominion Resources Inc.	1.800%	3/15/14	3,800	3,868
Dominion Resources Inc.	5.150%	7/15/15	15,258	17,105
Dominion Resources Inc.	2.250%	9/1/15	2,880	2,945
Dominion Resources Inc.	1.950%	8/15/16	5,450	5,509
Dominion Resources Inc.	6.000%	11/30/17	4,625	5,478
Dominion Resources Inc.	6.400%	6/15/18	290	351
Dominion Resources Inc.	8.875%	1/15/19	430	570
Dominion Resources Inc.	4.450%	3/15/21	4,225	4,715
Dominion Resources Inc.	6.300%	3/15/33	1,400	1,739
Dominion Resources Inc.	5.250%	8/1/33	2,575	2,827
Dominion Resources Inc.	5.950%	6/15/35	8,775	10,430
Dominion Resources Inc.	7.000%	6/15/38	425	577
Dominion Resources Inc.	4.900%	8/1/41	8,150	8,787
4 Dominion Resources Inc.	7.500%	6/30/66	3,775	3,926
DTE Energy Co.	6.375%	4/15/33	175	210
Duke Energy Carolinas LLC	5.750%	11/15/13	400	435
Duke Energy Carolinas LLC	4.300%	6/15/20	5,700	6,464
Duke Energy Carolinas LLC	6.000%	12/1/28	2,750	3,396
Duke Energy Carolinas LLC	6.450%	10/15/32	1,575	2,021
Duke Energy Carolinas LLC	6.100%	6/1/37	7,725	9,828
Duke Energy Carolinas LLC	6.000%	1/15/38	175	227
Duke Energy Carolinas LLC	6.050%	4/15/38	5,005	6,543
Duke Energy Carolinas LLC	5.300%	2/15/40	3,275	3,975
Duke Energy Carolinas LLC	4.250%	12/15/41	5,000	5,231
Duke Energy Corp.	6.300%	2/1/14	4,420	4,879
Duke Energy Corp.	3.950%	9/15/14	4,225	4,508
Duke Energy Corp.	3.350%	4/1/15	4,675	4,908

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Duke Energy Corp.	2.150%	11/15/16	9,075	9,154
Duke Energy Corp.	5.050%	9/15/19	10,000	11,283
Duke Energy Indiana Inc.	5.000%	9/15/13	425	450
Duke Energy Indiana Inc.	6.050%	6/15/16	325	374
Duke Energy Indiana Inc.	6.120%	10/15/35	1,075	1,295
Duke Energy Indiana Inc.	6.350%	8/15/38	8,100	10,679
Duke Energy Indiana Inc.	6.450%	4/1/39	900	1,204
Duke Energy Ohio Inc.	2.100%	6/15/13	3,800	3,866
Duke Energy Ohio Inc.	5.450%	4/1/19	8	10
El Paso Electric Co.	6.000%	5/15/35	1,725	2,043
Empresa Nacional de Electricidad SA	8.350%	8/1/13	2,275	2,477
Enersis SA	7.375%	1/15/14	2,500	2,732
Entergy Arkansas Inc.	3.750%	2/15/21	2,500	2,602
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	8,675	9,928
Entergy Louisiana LLC	5.400%	11/1/24	325	370
Exelon Corp.	4.900%	6/15/15	7,000	7,542
Exelon Corp.	5.625%	6/15/35	1,100	1,184
Exelon Generation Co. LLC	5.350%	1/15/14	3,148	3,366
Exelon Generation Co. LLC	6.200%	10/1/17	2,755	3,168
Exelon Generation Co. LLC	4.000%	10/1/20	8,800	9,036
Exelon Generation Co. LLC	6.250%	10/1/39	1,175	1,430
FirstEnergy Corp.	7.375%	11/15/31	7,855	9,704
FirstEnergy Solutions Corp.	4.800%	2/15/15	6,825	7,312
FirstEnergy Solutions Corp.	6.050%	8/15/21	75	84
FirstEnergy Solutions Corp.	6.800%	8/15/39	2,800	3,156
Florida Power & Light Co.	4.850%	2/1/13	2,375	2,478
Florida Power & Light Co.	5.550%	11/1/17	1,850	2,238
Florida Power & Light Co.	5.950%	10/1/33	225	288
Florida Power & Light Co.	5.625%	4/1/34	3,825	4,726
Florida Power & Light Co.	4.950%	6/1/35	550	627
Florida Power & Light Co.	5.400%	9/1/35	5,650	6,761
Florida Power & Light Co.	6.200%	6/1/36	3,650	4,829
Florida Power & Light Co.	5.650%	2/1/37	3,975	4,953
Florida Power & Light Co.	5.850%	5/1/37	1,675	2,152
Florida Power & Light Co.	5.950%	2/1/38	9,850	12,992
Florida Power & Light Co.	5.960%	4/1/39	1,175	1,561
Florida Power & Light Co.	4.125%	2/1/42	7,700	7,944
Florida Power Corp.	4.800%	3/1/13	9,875	10,313
Florida Power Corp.	5.650%	6/15/18	3,100	3,703
Florida Power Corp.	6.350%	9/15/37	10,125	13,577
Florida Power Corp.	6.400%	6/15/38	6,600	8,939
Florida Power Corp.	5.650%	4/1/40	1,000	1,247
Georgia Power Co.	6.000%	11/1/13	3,000	3,272
Georgia Power Co.	3.000%	4/15/16	3,400	3,605
Georgia Power Co.	5.700%	6/1/17	16,444	19,596
Georgia Power Co.	5.650%	3/1/37	325	399
Georgia Power Co.	5.950%	2/1/39	4,025	5,155
Georgia Power Co.	5.400%	6/1/40	4,000	4,811
Great Plains Energy Inc.	2.750%	8/15/13	3,000	3,043
Great Plains Energy Inc.	4.850%	6/1/21	1,200	1,277
Iberdrola International BV	6.750%	7/15/36	3,650	3,938
Indiana Michigan Power Co.	7.000%	3/15/19	625	775
Indiana Michigan Power Co.	6.050%	3/15/37	8,175	10,167
4 Integrys Energy Group Inc.	6.110%	12/1/66	4,990	4,790
Interstate Power & Light Co.	6.250%	7/15/39	2,400	3,140
Jersey Central Power & Light Co.	5.625%	5/1/16	8,700	9,835
Jersey Central Power & Light Co.	5.650%	6/1/17	1,925	2,211
Kansas City Power & Light Co.	6.050%	11/15/35	1,725	2,023
Kansas City Power & Light Co.	5.300%	10/1/41	5,450	5,903
4 Kansas Gas & Electric Co.	5.647%	3/29/21	150	156
Kentucky Utilities Co.	1.625%	11/1/15	750	757
Kentucky Utilities Co.	3.250%	11/1/20	3,550	3,694
Kentucky Utilities Co.	5.125%	11/1/40	2,410	2,902
LG&E and KU Energy LLC	2.125%	11/15/15	2,800	2,770

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
LG&E and KU Energy LLC	3.750%	11/15/20	3,655	3,705
Louisville Gas & Electric Co.	5.125%	11/15/40	2,075	2,499
Metropolitan Edison Co.	7.700%	1/15/19	5,236	6,622
MidAmerican Energy Co.	5.125%	1/15/13	6,175	6,446
MidAmerican Energy Co.	5.950%	7/15/17	1,825	2,143
MidAmerican Energy Co.	5.300%	3/15/18	450	525
MidAmerican Energy Co.	6.750%	12/30/31	4,650	6,002
MidAmerican Energy Co.	5.750%	11/1/35	1,400	1,705
Midamerican Energy Holdings Co.	5.000%	2/15/14	1,175	1,254
Midamerican Energy Holdings Co.	5.750%	4/1/18	8,575	9,945
Midamerican Energy Holdings Co.	8.480%	9/15/28	600	871
Midamerican Energy Holdings Co.	6.125%	4/1/36	33,574	40,154
Midamerican Energy Holdings Co.	5.950%	5/15/37	9,250	11,086
Midamerican Energy Holdings Co.	6.500%	9/15/37	2,390	2,980
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	5,775	6,188
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	2,265	2,436
National Rural Utilities Cooperative Finance Corp.	3.875%	9/16/15	6,750	7,309
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	4,600	5,231
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	11,585	13,409
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	21,280	30,444
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	4,550	6,474
Nevada Power Co.	7.125%	3/15/19	16,965	21,215
Nevada Power Co.	6.650%	4/1/36	775	1,037
Nevada Power Co.	6.750%	7/1/37	6,627	9,032
Nevada Power Co.	5.375%	9/15/40	5,605	6,620
Nevada Power Co.	5.450%	5/15/41	900	1,076
NextEra Energy Capital Holdings Inc.	5.350%	6/15/13	2,600	2,742
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	3,825	3,896
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	2,000	2,030
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	825	980
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	20,650	23,994
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,175	2,175
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	2,750	2,757
Northern States Power Co.	1.950%	8/15/15	2,225	2,272
Northern States Power Co.	5.250%	3/1/18	1,875	2,238
Northern States Power Co.	5.250%	7/15/35	325	398
Northern States Power Co.	6.250%	6/1/36	1,650	2,272
Northern States Power Co.	6.200%	7/1/37	5,425	7,371
Northern States Power Co.	5.350%	11/1/39	3,700	4,567
Northern States Power Co.	4.850%	8/15/40	525	612
NSTAR	4.500%	11/15/19	6,535	7,232
NSTAR Electric Co.	4.875%	4/15/14	2,600	2,805
NSTAR Electric Co.	5.625%	11/15/17	5,350	6,305
NSTAR Electric Co.	5.500%	3/15/40	2,950	3,595
Oglethorpe Power Corp.	5.950%	11/1/39	1,700	2,145
Oglethorpe Power Corp.	5.375%	11/1/40	4,800	5,627
Ohio Edison Co.	6.400%	7/15/16	3,800	4,398
Ohio Power Co.	5.750%	9/1/13	6,725	7,192
Ohio Power Co.	6.000%	6/1/16	3,275	3,771
Oklahoma Gas & Electric Co.	5.850%	6/1/40	2,925	3,651
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,225	4,539
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	7,340	8,389
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,325	4,042
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	5,371	6,877
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,125	2,802
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,680	4,941
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,805	2,557
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	325	368
Pacific Gas & Electric Co.	4.800%	3/1/14	16,975	18,272
Pacific Gas & Electric Co.	5.625%	11/30/17	3,425	4,057
Pacific Gas & Electric Co.	3.500%	10/1/20	19,650	20,511
Pacific Gas & Electric Co.	4.250%	5/15/21	4,650	5,063
Pacific Gas & Electric Co.	6.050%	3/1/34	25,462	31,685
Pacific Gas & Electric Co.	5.800%	3/1/37	16,875	20,671

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pacific Gas & Electric Co.	6.350%	2/15/38	1,800	2,327
Pacific Gas & Electric Co.	6.250%	3/1/39	3,775	4,865
Pacific Gas & Electric Co.	5.400%	1/15/40	4,250	4,913
PacifiCorp	7.700%	11/15/31	1,299	1,884
PacifiCorp	5.250%	6/15/35	100	115
PacifiCorp	5.750%	4/1/37	150	185
PacifiCorp	6.250%	10/15/37	8,625	11,435
PacifiCorp	6.000%	1/15/39	875	1,126
Peco Energy Co.	5.350%	3/1/18	675	796
Pennsylvania Electric Co.	6.050%	9/1/17	3,426	3,959
Pennsylvania Electric Co.	5.200%	4/1/20	10,400	11,610
Pennsylvania Electric Co.	6.150%	10/1/38	10,400	12,301
Pepco Holdings Inc.	2.700%	10/1/15	150	152
Potomac Electric Power Co.	6.500%	11/15/37	7,882	10,402
PPL Electric Utilities Corp.	3.000%	9/15/21	1,075	1,083
PPL Electric Utilities Corp.	6.250%	5/15/39	4,600	6,195
PPL Electric Utilities Corp.	5.200%	7/15/41	3,140	3,744
PPL Energy Supply LLC	6.300%	7/15/13	2,950	3,152
PPL Energy Supply LLC	5.400%	8/15/14	800	871
PPL Energy Supply LLC	6.200%	5/15/16	1,545	1,722
PPL Energy Supply LLC	6.500%	5/1/18	8,025	9,112
PPL Energy Supply LLC	4.600%	12/15/21	1,825	1,857
Progress Energy Inc.	6.050%	3/15/14	875	966
Progress Energy Inc.	4.875%	12/1/19	8,100	9,212
Progress Energy Inc.	7.750%	3/1/31	1,625	2,308
Progress Energy Inc.	7.000%	10/30/31	900	1,198
Progress Energy Inc.	6.000%	12/1/39	6,700	8,395
PSEG Power LLC	2.500%	4/15/13	1,775	1,805
PSEG Power LLC	5.000%	4/1/14	3,150	3,374
PSEG Power LLC	5.500%	12/1/15	14,230	15,822
PSEG Power LLC	2.750%	9/15/16	4,400	4,426
PSEG Power LLC	5.125%	4/15/20	1,701	1,901
PSEG Power LLC	4.150%	9/15/21	3,900	4,052
PSEG Power LLC	8.625%	4/15/31	350	516
Public Service Co. of Colorado	5.500%	4/1/14	165	182
Public Service Co. of Colorado	5.800%	8/1/18	1,475	1,768
Public Service Co. of Colorado	5.125%	6/1/19	8,825	10,351
Public Service Co. of Colorado	3.200%	11/15/20	1,775	1,843
Public Service Co. of Colorado	6.250%	9/1/37	2,325	3,126
Public Service Co. of Colorado	4.750%	8/15/41	2,925	3,363
Public Service Co. of Oklahoma	5.150%	12/1/19	100	111
Public Service Co. of Oklahoma	6.625%	11/15/37	4,675	5,944
Public Service Electric & Gas Co.	0.850%	8/15/14	2,500	2,500
Public Service Electric & Gas Co.	2.700%	5/1/15	3,300	3,449
Public Service Electric & Gas Co.	3.500%	8/15/20	500	529
Public Service Electric & Gas Co.	5.800%	5/1/37	4,600	5,959
Public Service Electric & Gas Co.	5.375%	11/1/39	1,772	2,198
Puget Sound Energy Inc.	5.483%	6/1/35	800	942
Puget Sound Energy Inc.	6.274%	3/15/37	5,175	6,752
Puget Sound Energy Inc.	5.757%	10/1/39	2,675	3,291
Puget Sound Energy Inc.	5.795%	3/15/40	1,515	1,890
Puget Sound Energy Inc.	5.764%	7/15/40	1,700	2,132
Puget Sound Energy Inc.	5.638%	4/15/41	3,025	3,699
Puget Sound Energy Inc.	4.434%	11/15/41	3,900	4,072
San Diego Gas & Electric Co.	5.300%	11/15/15	2,100	2,405
San Diego Gas & Electric Co.	5.350%	5/15/35	800	987
San Diego Gas & Electric Co.	6.000%	6/1/39	1,080	1,477
San Diego Gas & Electric Co.	4.500%	8/15/40	2,450	2,737
San Diego Gas & Electric Co.	3.950%	11/15/41	8,225	8,510
SCANA Corp.	4.750%	5/15/21	2,675	2,833
Sierra Pacific Power Co.	6.000%	5/15/16	4,925	5,709
Sierra Pacific Power Co.	6.750%	7/1/37	4,250	5,817
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,710	2,120
South Carolina Electric & Gas Co.	6.625%	2/1/32	5,825	7,537

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
South Carolina Electric & Gas Co.	5.300%	5/15/33	220	256
South Carolina Electric & Gas Co.	6.050%	1/15/38	4,300	5,573
South Carolina Electric & Gas Co.	5.450%	2/1/41	4,200	5,026
Southern California Edison Co.	5.000%	1/15/14	3,350	3,626
Southern California Edison Co.	4.650%	4/1/15	3,600	3,962
Southern California Edison Co.	5.000%	1/15/16	1,175	1,337
Southern California Edison Co.	3.875%	6/1/21	26,275	29,035
Southern California Edison Co.	6.650%	4/1/29	1,536	2,027
Southern California Edison Co.	6.000%	1/15/34	6,675	8,648
Southern California Edison Co.	5.750%	4/1/35	925	1,178
Southern California Edison Co.	5.350%	7/15/35	4,400	5,282
Southern California Edison Co.	5.550%	1/15/36	1,400	1,727
Southern California Edison Co.	5.625%	2/1/36	6,275	7,804
Southern California Edison Co.	5.550%	1/15/37	6,975	8,644
Southern California Edison Co.	5.950%	2/1/38	410	534
Southern California Edison Co.	4.500%	9/1/40	5,075	5,538
Southern Co.	4.150%	5/15/14	3,850	4,117
Southern Power Co.	4.875%	7/15/15	1,550	1,707
Southern Power Co.	5.150%	9/15/41	11,050	11,687
Southwestern Electric Power Co.	5.550%	1/15/17	400	448
Southwestern Electric Power Co.	5.875%	3/1/18	1,142	1,312
Southwestern Electric Power Co.	6.450%	1/15/19	3,625	4,228
Southwestern Electric Power Co.	6.200%	3/15/40	2,175	2,724
Tampa Electric Co.	6.100%	5/15/18	275	331
Tampa Electric Co.	6.550%	5/15/36	3,000	3,972
TECO Finance Inc.	4.000%	3/15/16	2,650	2,791
TECO Finance Inc.	6.572%	11/1/17	2,200	2,632
TECO Finance Inc.	5.150%	3/15/20	2,475	2,721
Toledo Edison Co.	6.150%	5/15/37	6,525	7,947
TransAlta Corp.	4.750%	1/15/15	1,050	1,126
TransAlta Corp.	6.650%	5/15/18	1,325	1,525
TransAlta Corp.	6.500%	3/15/40	650	745
Tucson Electric Power Co.	5.150%	11/15/21	2,125	2,259
UIL Holdings Corp.	4.625%	10/1/20	2,650	2,785
Union Electric Co.	6.700%	2/1/19	6,566	7,974
Union Electric Co.	5.300%	8/1/37	3,000	3,608
Union Electric Co.	8.450%	3/15/39	1,725	2,897
Virginia Electric and Power Co.	5.400%	1/15/16	1,300	1,498
Virginia Electric and Power Co.	5.400%	4/30/18	3,170	3,784
Virginia Electric and Power Co.	5.000%	6/30/19	3,500	4,035
Virginia Electric and Power Co.	3.450%	9/1/22	250	262
Virginia Electric and Power Co.	6.000%	1/15/36	5,575	7,031
Virginia Electric and Power Co.	6.000%	5/15/37	2,100	2,689
Virginia Electric and Power Co.	6.350%	11/30/37	3,450	4,578
Virginia Electric and Power Co.	8.875%	11/15/38	675	1,117
Wisconsin Electric Power Co.	4.250%	12/15/19	4,600	5,149
Wisconsin Electric Power Co.	5.625%	5/15/33	1,025	1,267
Wisconsin Electric Power Co.	5.700%	12/1/36	825	1,049
4 Wisconsin Energy Corp.	6.250%	5/15/67	14,025	14,025
Wisconsin Power & Light Co.	5.000%	7/15/19	1,175	1,361
Wisconsin Power & Light Co.	6.375%	8/15/37	4,780	6,528
Xcel Energy Inc.	5.613%	4/1/17	592	675
Xcel Energy Inc.	4.700%	5/15/20	1,000	1,135
Xcel Energy Inc.	6.500%	7/1/36	3,050	3,910
Natural Gas (0.7%)
AGL Capital Corp.	5.250%	8/15/19	800	892
AGL Capital Corp.	3.500%	9/15/21	3,550	3,568
AGL Capital Corp.	5.875%	3/15/41	3,310	3,940
Atmos Energy Corp.	4.950%	10/15/14	3,320	3,635
Atmos Energy Corp.	8.500%	3/15/19	1,850	2,446
Atmos Energy Corp.	5.500%	6/15/41	5,700	6,694
Boardwalk Pipelines LP	5.500%	2/1/17	3,225	3,553

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
British Transco Finance Inc.	6.625%	6/1/18	2,235	2,650
Buckeye Partners LP	6.050%	1/15/18	350	385
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,569
CenterPoint Energy Resources Corp.	4.500%	1/15/21	4,226	4,467
CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,750	2,017
DCP Midstream LLC	8.125%	8/16/30	200	257
DCP Midstream Operating LP	3.250%	10/1/15	3,325	3,362
El Paso Natural Gas Co.	5.950%	4/15/17	11,405	12,777
El Paso Natural Gas Co.	8.625%	1/15/22	6,755	8,558
Enbridge Energy Partners LP	6.500%	4/15/18	7,583	8,800
Enbridge Energy Partners LP	9.875%	3/1/19	7,975	10,556
Enbridge Energy Partners LP	7.500%	4/15/38	7,120	9,547
Enbridge Inc.	5.800%	6/15/14	175	192
Enbridge Inc.	5.600%	4/1/17	275	311
Energy Transfer Partners LP	6.000%	7/1/13	10,417	10,933
Energy Transfer Partners LP	8.500%	4/15/14	5,375	6,033
Energy Transfer Partners LP	5.950%	2/1/15	8,475	9,176
Energy Transfer Partners LP	6.125%	2/15/17	1,225	1,353
Energy Transfer Partners LP	6.700%	7/1/18	340	378
Energy Transfer Partners LP	9.000%	4/15/19	38,100	45,554
Energy Transfer Partners LP	6.625%	10/15/36	2,050	2,180
Energy Transfer Partners LP	7.500%	7/1/38	2,590	2,961
Energy Transfer Partners LP	6.050%	6/1/41	800	787
8 Enron Corp.	7.625%	9/10/04	1,600	—
8 Enron Corp.	6.625%	11/15/05	1,075	—
8 Enron Corp.	7.125%	5/15/07	6,846	1
8 Enron Corp.	6.875%	10/15/07	6,700	1
8 Enron Corp.	6.750%	8/1/09	5,145	1
Enterprise Products Operating LLC	5.650%	4/1/13	3,475	3,643
Enterprise Products Operating LLC	5.900%	4/15/13	2,175	2,284
Enterprise Products Operating LLC	9.750%	1/31/14	12,165	14,064
Enterprise Products Operating LLC	5.000%	3/1/15	3,185	3,472
Enterprise Products Operating LLC	6.300%	9/15/17	16,325	19,054
Enterprise Products Operating LLC	6.650%	4/15/18	2,425	2,870
Enterprise Products Operating LLC	6.500%	1/31/19	6,429	7,496
Enterprise Products Operating LLC	5.200%	9/1/20	3,200	3,531
Enterprise Products Operating LLC	6.875%	3/1/33	1,950	2,345
Enterprise Products Operating LLC	6.650%	10/15/34	8,400	9,921
Enterprise Products Operating LLC	7.550%	4/15/38	2,925	3,766
Enterprise Products Operating LLC	6.125%	10/15/39	5,160	5,772
Enterprise Products Operating LLC	6.450%	9/1/40	725	847
Enterprise Products Operating LLC	5.950%	2/1/41	1,400	1,562
Enterprise Products Operating LLC	5.700%	2/15/42	3,800	4,128
EQT Corp.	6.500%	4/1/18	11,475	12,924
EQT Corp.	8.125%	6/1/19	325	384
8 HNG Internorth	9.625%	3/15/06	3,680	—
KeySpan Corp.	8.000%	11/15/30	50	67
Kinder Morgan Energy Partners LP	5.000%	12/15/13	12,425	13,185
Kinder Morgan Energy Partners LP	5.125%	11/15/14	1,925	2,086
Kinder Morgan Energy Partners LP	5.625%	2/15/15	300	329
Kinder Morgan Energy Partners LP	6.000%	2/1/17	230	261
Kinder Morgan Energy Partners LP	5.950%	2/15/18	18,725	21,452
Kinder Morgan Energy Partners LP	6.850%	2/15/20	9,025	10,703
Kinder Morgan Energy Partners LP	7.300%	8/15/33	505	607
Kinder Morgan Energy Partners LP	5.800%	3/15/35	100	102
Kinder Morgan Energy Partners LP	6.500%	2/1/37	13,225	14,676
Kinder Morgan Energy Partners LP	6.950%	1/15/38	7,200	8,227
Kinder Morgan Energy Partners LP	6.500%	9/1/39	6,000	6,687
Kinder Morgan Energy Partners LP	5.625%	9/1/41	8,500	8,750
Magellan Midstream Partners LP	5.650%	10/15/16	875	998
Magellan Midstream Partners LP	6.550%	7/15/19	4,525	5,340
Magellan Midstream Partners LP	4.250%	2/1/21	3,920	4,076
National Fuel Gas Co.	4.900%	12/1/21	550	562
National Grid plc	6.300%	8/1/16	8,600	9,896

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nisource Finance Corp.	6.150%	3/1/13	194	204
Nisource Finance Corp.	5.400%	7/15/14	5,108	5,559
Nisource Finance Corp.	5.250%	9/15/17	925	1,025
Nisource Finance Corp.	6.400%	3/15/18	13,625	15,662
Nisource Finance Corp.	6.800%	1/15/19	150	175
Nisource Finance Corp.	5.450%	9/15/20	1,600	1,763
Nisource Finance Corp.	4.450%	12/1/21	3,750	3,844
Nisource Finance Corp.	6.125%	3/1/22	1,825	2,100
Nisource Finance Corp.	6.250%	12/15/40	2,225	2,440
Nisource Finance Corp.	5.950%	6/15/41	6,650	7,182
Nisource Finance Corp.	5.800%	2/1/42	4,475	4,723
NuStar Logistics LP	7.650%	4/15/18	4,825	5,785
Oneok Inc.	5.200%	6/15/15	4,000	4,385
ONEOK Inc.	6.000%	6/15/35	5,850	6,254
ONEOK Partners LP	3.250%	2/1/16	2,500	2,583
ONEOK Partners LP	6.150%	10/1/16	4,525	5,207
ONEOK Partners LP	8.625%	3/1/19	16,575	21,270
ONEOK Partners LP	6.650%	10/1/36	12,525	14,988
ONEOK Partners LP	6.850%	10/15/37	4,925	5,940
ONEOK Partners LP	6.125%	2/1/41	5,000	5,837
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	8,050	9,142
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	300	349
Plains All American Pipeline LP / PAA Finance Corp.	6.125%	1/15/17	4,440	5,026
Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	925	1,072
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	2,475	3,164
Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	1,400	1,579
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	700	762
Questar Corp.	2.750%	2/1/16	600	610
Sempra Energy	6.000%	2/1/13	700	734
Sempra Energy	2.000%	3/15/14	8,025	8,127
Sempra Energy	6.150%	6/15/18	2,100	2,473
Sempra Energy	6.000%	10/15/39	14,405	17,880
Southern California Gas Co.	5.750%	11/15/35	950	1,221
6 Southern Natural Gas Co.	5.900%	4/1/17	4,990	5,713
Southern Natural Gas Co.	8.000%	3/1/32	5,832	7,285
Southern Union Co.	7.600%	2/1/24	8,260	9,721
Spectra Energy Capital LLC	6.250%	2/15/13	1,146	1,201
Spectra Energy Capital LLC	5.500%	3/1/14	3,125	3,355
Spectra Energy Capital LLC	5.668%	8/15/14	150	164
Spectra Energy Capital LLC	6.200%	4/15/18	300	340
Spectra Energy Capital LLC	6.750%	2/15/32	2,250	2,606
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	750	870
Tennessee Gas Pipeline Co.	7.000%	10/15/28	120	140
Tennessee Gas Pipeline Co.	7.625%	4/1/37	1,342	1,609
Texas Gas Transmission LLC	4.600%	6/1/15	2,875	3,071
TransCanada PipeLines Ltd.	4.000%	6/15/13	3,950	4,126
TransCanada PipeLines Ltd.	3.400%	6/1/15	500	529
TransCanada PipeLines Ltd.	6.500%	8/15/18	14,500	17,739
TransCanada PipeLines Ltd.	3.800%	10/1/20	7,900	8,491
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,055	3,536
TransCanada PipeLines Ltd.	5.850%	3/15/36	13,375	15,967
TransCanada PipeLines Ltd.	6.200%	10/15/37	7,425	9,307
TransCanada PipeLines Ltd.	7.250%	8/15/38	2,017	2,792
TransCanada PipeLines Ltd.	7.625%	1/15/39	354	510
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	11,971	12,001
Williams Partners LP	3.800%	2/15/15	2,900	3,044
Williams Partners LP	5.250%	3/15/20	45,420	50,430
Williams Partners LP	4.000%	11/15/21	4,050	4,157
Williams Partners LP	6.300%	4/15/40	2,920	3,560
Williams Partners LP / Williams Partners Finance Corp.	7.250%	2/1/17	11,225	13,421
Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	10,200	11,909
American Water Capital Corp.	6.593%	10/15/37	5,645	6,926

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Utilities plc	5.375%	2/1/19	4,950	5,171
United Utilities plc	6.875%	8/15/28	850	974
Veolia Environnement SA	6.000%	6/1/18	7,020	7,774
Veolia Environnement SA	6.750%	6/1/38	825	984

				2,380,530

Total Corporate Bonds (Cost $19,648,204)				21,097,844

Sovereign Bonds (U.S. Dollar-Denominated) (4.4%)
African Development Bank	1.625%	2/11/13	7,425	7,522
African Development Bank	3.000%	5/27/14	17,625	18,583
African Development Bank	1.250%	9/2/16	6,550	6,588
Asian Development Bank	1.625%	7/15/13	23,725	24,144
Asian Development Bank	3.625%	9/5/13	23,500	24,671
Asian Development Bank	2.750%	5/21/14	18,145	19,084
Asian Development Bank	0.875%	6/10/14	5,350	5,394
Asian Development Bank	4.250%	10/20/14	5,875	6,444
Asian Development Bank	2.625%	2/9/15	30,175	31,944
Asian Development Bank	2.500%	3/15/16	14,550	15,502
Asian Development Bank	5.500%	6/27/16	5,175	6,181
Asian Development Bank	5.250%	6/12/17	600	722
Asian Development Bank	5.593%	7/16/18	3,528	4,311
Asian Development Bank	1.875%	10/23/18	11,250	11,465
Banco do Brasil SA	3.875%	1/23/17	3,125	3,089
Brazilian Government International Bond	10.250%	6/17/13	2,200	2,480
Brazilian Government International Bond	7.875%	3/7/15	8,200	9,778
Brazilian Government International Bond	6.000%	1/17/17	31,055	36,365
4 Brazilian Government International Bond	8.000%	1/15/18	17,645	20,644
Brazilian Government International Bond	5.875%	1/15/19	42,825	50,641
Brazilian Government International Bond	8.875%	10/14/19	11,650	16,252
Brazilian Government International Bond	4.875%	1/22/21	20,950	23,362
Brazilian Government International Bond	8.875%	4/15/24	3,125	4,656
Brazilian Government International Bond	8.875%	4/15/24	1,500	2,243
Brazilian Government International Bond	8.750%	2/4/25	12,250	18,314
Brazilian Government International Bond	10.125%	5/15/27	12,325	20,336
Brazilian Government International Bond	8.250%	1/20/34	16,525	24,870
Brazilian Government International Bond	7.125%	1/20/37	16,706	23,126
Brazilian Government International Bond	11.000%	8/17/40	13,300	17,622
Brazilian Government International Bond	5.625%	1/7/41	25,825	29,957
Canada Government International Bond	2.375%	9/10/14	4,524	4,745
Chile Government International Bond	5.500%	1/15/13	2,965	3,103
Chile Government International Bond	3.875%	8/5/20	8,850	9,634
Chile Government International Bond	3.250%	9/14/21	1,000	1,031
China Development Bank Corp.	4.750%	10/8/14	3,700	3,940
China Development Bank Corp.	5.000%	10/15/15	1,450	1,569
China Government International Bond	4.750%	10/29/13	5,700	6,046
Colombia Government International Bond	10.750%	1/15/13	2,150	2,333
Colombia Government International Bond	8.250%	12/22/14	3,200	3,760
Colombia Government International Bond	7.375%	1/27/17	10,875	13,267
Colombia Government International Bond	7.375%	3/18/19	13,300	16,791
Colombia Government International Bond	11.750%	2/25/20	3,350	5,276
Colombia Government International Bond	4.375%	7/12/21	14,675	15,702
Colombia Government International Bond	8.125%	5/21/24	5,600	7,756
Colombia Government International Bond	7.375%	9/18/37	9,722	13,586
Colombia Government International Bond	6.125%	1/18/41	19,750	24,244
Corp Andina de Fomento	3.750%	1/15/16	6,125	6,189
Corp. Andina de Fomento	5.200%	5/21/13	2,400	2,496
Corp. Andina de Fomento	5.125%	5/5/15	800	848
Corp. Andina de Fomento	5.750%	1/12/17	16,625	18,101
Corp. Andina de Fomento	8.125%	6/4/19	21,300	25,993
Council Of Europe Development Bank	2.750%	2/10/15	5,675	5,875
Council Of Europe Development Bank	2.625%	2/16/16	6,950	7,324
9 Development Bank of Japan	4.250%	6/9/15	11,375	12,494
European Bank for Reconstruction & Development	2.750%	4/20/15	19,100	20,156

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
European Bank for Reconstruction & Development	1.625%	9/3/15	6,550	6,653
European Bank for Reconstruction & Development	2.500%	3/15/16	8,100	8,537
European Bank for Reconstruction & Development	1.375%	10/20/16	2,550	2,562
European Investment Bank	1.625%	3/15/13	12,800	12,869
European Investment Bank	2.875%	3/15/13	8,100	8,272
European Investment Bank	3.250%	5/15/13	35,700	36,742
European Investment Bank	1.875%	6/17/13	11,650	11,782
European Investment Bank	4.250%	7/15/13	33,575	35,155
European Investment Bank	1.250%	9/17/13	15,975	16,006
European Investment Bank	1.250%	2/14/14	3,400	3,396
European Investment Bank	2.375%	3/14/14	24,750	25,319
European Investment Bank	1.500%	5/15/14	39,400	39,577
European Investment Bank	4.625%	5/15/14	35,482	38,210
European Investment Bank	3.125%	6/4/14	53,200	55,491
European Investment Bank	1.125%	8/15/14	43,050	42,850
European Investment Bank	2.875%	1/15/15	15,400	16,059
European Investment Bank	2.750%	3/23/15	20,100	20,933
European Investment Bank	1.625%	9/1/15	19,025	19,024
European Investment Bank	1.375%	10/20/15	19,325	19,147
European Investment Bank	4.875%	2/16/16	19,250	21,646
European Investment Bank	2.500%	5/16/16	29,250	30,197
European Investment Bank	2.125%	7/15/16	21,800	22,081
European Investment Bank	5.125%	9/13/16	18,700	21,459
European Investment Bank	1.250%	10/14/16	23,925	23,430
European Investment Bank	4.875%	1/17/17	25,625	29,167
European Investment Bank	5.125%	5/30/17	28,695	33,302
European Investment Bank	2.875%	9/15/20	18,000	17,995
European Investment Bank	4.000%	2/16/21	24,075	26,227
European Investment Bank	4.875%	2/15/36	300	325
Export Development Canada	3.500%	5/16/13	9,600	9,958
Export Development Canada	3.125%	4/24/14	225	238
Export Development Canada	2.250%	5/28/15	3,500	3,663
Export Development Canada	1.250%	10/26/16	12,750	12,889
Export-Import Bank of Korea	8.125%	1/21/14	18,550	20,496
Export-Import Bank of Korea	5.875%	1/14/15	19,025	20,388
Export-Import Bank of Korea	5.125%	3/16/15	2,500	2,647
Export-Import Bank of Korea	4.125%	9/9/15	4,925	5,077
Export-Import Bank of Korea	3.750%	10/20/16	11,550	11,647
Export-Import Bank of Korea	5.125%	6/29/20	5,700	5,991
Export-Import Bank of Korea	4.375%	9/15/21	3,725	3,689
Finland Government International Bond	6.950%	2/15/26	1,905	2,758
Hungary Government International Bond	4.750%	2/3/15	8,075	7,429
Hungary Government International Bond	6.250%	1/29/20	10,500	9,592
Hungary Government International Bond	6.375%	3/29/21	6,700	6,164
Hungary Government International Bond	7.625%	3/29/41	5,450	4,762
Hydro Quebec	8.000%	2/1/13	9,675	10,388
Hydro Quebec	7.500%	4/1/16	2,155	2,683
Hydro Quebec	2.000%	6/30/16	24,775	25,303
Hydro Quebec	8.400%	1/15/22	2,675	3,895
Hydro Quebec	8.050%	7/7/24	2,975	4,441
Hydro Quebec	8.500%	12/1/29	400	641
Inter-American Development Bank	3.500%	3/15/13	9,375	9,689
Inter-American Development Bank	1.625%	7/15/13	1,000	1,015
Inter-American Development Bank	3.000%	4/22/14	23,700	24,936
Inter-American Development Bank	2.250%	7/15/15	8,100	8,468
Inter-American Development Bank	4.250%	9/14/15	7,395	8,285
Inter-American Development Bank	5.125%	9/13/16	6,900	8,174
Inter-American Development Bank	1.375%	10/18/16	350	355
Inter-American Development Bank	2.375%	8/15/17	22,800	23,987
Inter-American Development Bank	1.750%	8/24/18	4,900	4,942
Inter-American Development Bank	4.250%	9/10/18	2,950	3,468
Inter-American Development Bank	3.875%	9/17/19	57,400	65,937
Inter-American Development Bank	3.875%	2/14/20	6,425	7,407
Inter-American Development Bank	7.000%	6/15/25	2,775	3,966

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Bank for Reconstruction & Development	1.750%	7/15/13	17,275	17,608
International Bank for Reconstruction & Development	3.500%	10/8/13	29,250	30,777
International Bank for Reconstruction & Development	0.500%	11/26/13	28,900	28,936
International Bank for Reconstruction & Development	2.375%	5/26/15	43,425	45,654
International Bank for Reconstruction & Development	2.125%	3/15/16	44,275	46,537
International Bank for Reconstruction & Development	5.000%	4/1/16	18,325	21,304
International Bank for Reconstruction & Development	1.000%	9/15/16	12,750	12,734
International Bank for Reconstruction & Development	7.625%	1/19/23	3,350	4,865
International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,744
International Bank for Reconstruction & Development	4.750%	2/15/35	1,150	1,445
International Finance Corp.	3.500%	5/15/13	7,100	7,378
International Finance Corp.	3.000%	4/22/14	26,437	27,915
International Finance Corp.	2.750%	4/20/15	10,375	11,069
International Finance Corp.	2.250%	4/11/16	8,700	9,186
International Finance Corp.	1.125%	11/23/16	28,950	29,010
International Finance Corp.	2.125%	11/17/17	14,975	15,565
Israel Government International Bond	4.625%	6/15/13	2,375	2,468
Israel Government International Bond	5.125%	3/1/14	800	854
Israel Government International Bond	5.500%	11/9/16	8,100	9,262
Israel Government International Bond	5.125%	3/26/19	18,700	20,928
9 Japan Bank for International Cooperation	4.250%	6/18/13	20,125	21,104
9 Japan Finance Corp.	2.875%	2/2/15	16,150	16,957
9 Japan Finance Corp.	2.500%	1/21/16	6,100	6,340
9 Japan Finance Corp.	2.500%	5/18/16	6,100	6,400
9 Japan Finance Corp.	2.250%	7/13/16	12,125	12,589
9 Japan Finance Organization for Municipalities	4.625%	4/21/15	6,850	7,611
9 Japan Finance Organization for Municipalities	5.000%	5/16/17	4,000	4,661
9 Japan Finance Organization for Municipalities	4.000%	1/13/21	9,200	10,326
Korea Development Bank	5.300%	1/17/13	2,475	2,546
Korea Development Bank	5.750%	9/10/13	9,940	10,442
Korea Development Bank	8.000%	1/23/14	10,800	11,898
Korea Development Bank	4.375%	8/10/15	6,275	6,457
Korea Development Bank	3.250%	3/9/16	12,800	12,639
Korea Development Bank	4.000%	9/9/16	4,250	4,303
Korea Development Bank	3.875%	5/4/17	5,900	5,857
Korea Electric Power Corp.	7.750%	4/1/13	6,075	6,463
Korea Finance Corp.	3.250%	9/20/16	11,100	10,903
Korea Finance Corp.	4.625%	11/16/21	5,975	5,973
10 Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	25,500	25,838
10 Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	80,400	82,910
10 Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	12,075	12,546
10 Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	31,350	31,656
10 Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	23,825	25,201
10 Kreditanstalt fuer Wiederaufbau	1.375%	1/13/14	19,175	19,374
10 Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	22,925	24,204
10 Kreditanstalt fuer Wiederaufbau	1.500%	4/4/14	13,675	13,840
10 Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	1,425	1,544
10 Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	15,275	15,987
10 Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	28,625	30,019
10 Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	11,575	11,628
10 Kreditanstalt fuer Wiederaufbau	2.625%	2/16/16	27,900	29,275
10 Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	36,250	41,717
10 Kreditanstalt fuer Wiederaufbau	2.000%	6/1/16	38,400	39,370
10 Kreditanstalt fuer Wiederaufbau	1.250%	10/5/16	27,075	26,881
10 Kreditanstalt fuer Wiederaufbau	4.875%	1/17/17	680	790
10 Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	17,975	20,736
10 Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	14,325	16,616
10 Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	24,825	29,768
10 Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	30,550	34,406
10 Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	45,900	47,232
10 Kreditanstalt fuer Wiederaufbau	0.000%	4/18/36	17,100	7,356
Landesbank Baden-Wuerttemberg	7.625%	2/1/23	300	408
10 Landwirtschaftliche Rentenbank	3.250%	3/15/13	20,750	21,401
10 Landwirtschaftliche Rentenbank	4.125%	7/15/13	18,125	19,137

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
10 Landwirtschaftliche Rentenbank	3.125%	7/15/15	11,395	12,068
10 Landwirtschaftliche Rentenbank	4.875%	11/16/15	9,250	10,452
10 Landwirtschaftliche Rentenbank	2.500%	2/15/16	2,675	2,789
10 Landwirtschaftliche Rentenbank	2.125%	7/15/16	10,750	11,007
10 Landwirtschaftliche Rentenbank	5.000%	11/8/16	76	88
10 Landwirtschaftliche Rentenbank	5.125%	2/1/17	6,975	8,177
10 Landwirtschaftliche Rentenbank	1.875%	9/17/18	4,500	4,490
Mexico Government International Bond	6.375%	1/16/13	10,302	10,766
Mexico Government International Bond	5.875%	2/17/14	28,775	31,077
Mexico Government International Bond	6.625%	3/3/15	433	491
Mexico Government International Bond	11.375%	9/15/16	4,775	6,757
Mexico Government International Bond	5.625%	1/15/17	29,722	34,156
Mexico Government International Bond	5.950%	3/19/19	24,400	28,975
Mexico Government International Bond	5.125%	1/15/20	5,050	5,772
Mexico Government International Bond	8.300%	8/15/31	24,300	36,328
Mexico Government International Bond	6.750%	9/27/34	75,821	98,999
Mexico Government International Bond	6.050%	1/11/40	9,665	11,791
Mexico Government International Bond	5.750%	10/12/10	6,500	6,873
Nordic Investment Bank	1.625%	1/28/13	12,000	12,148
Nordic Investment Bank	2.625%	10/6/14	9,600	10,066
Nordic Investment Bank	2.500%	7/15/15	9,200	9,685
Nordic Investment Bank	2.250%	3/15/16	3,175	3,327
Nordic Investment Bank	5.000%	2/1/17	5,200	6,140
North American Development Bank	4.375%	2/11/20	2,600	2,917
11 Oesterreichische Kontrollbank AG	1.750%	3/11/13	16,500	16,600
11 Oesterreichische Kontrollbank AG	1.375%	1/21/14	975	975
11 Oesterreichische Kontrollbank AG	4.500%	3/9/15	125	136
11 Oesterreichische Kontrollbank AG	1.750%	10/5/15	5,300	5,295
11 Oesterreichische Kontrollbank AG	2.000%	6/3/16	10,700	10,656
11 Oesterreichische Kontrollbank AG	5.000%	4/25/17	13,570	15,373
Ontario Electricity Financial Corp.	7.450%	3/31/13	3,950	4,265
Panama Government International Bond	7.250%	3/15/15	3,400	3,930
Panama Government International Bond	5.200%	1/30/20	20,125	22,759
Panama Government International Bond	7.125%	1/29/26	14,150	18,430
Panama Government International Bond	8.875%	9/30/27	650	975
Panama Government International Bond	9.375%	4/1/29	800	1,272
4 Panama Government International Bond	6.700%	1/26/36	10,895	14,256
Pemex Project Funding Master Trust	5.750%	3/1/18	34,775	38,199
Pemex Project Funding Master Trust	6.625%	6/15/35	22,171	25,120
Pemex Project Funding Master Trust	6.625%	6/15/38	5,975	6,756
Peruvian Government International Bond	7.125%	3/30/19	20,700	25,978
Peruvian Government International Bond	7.350%	7/21/25	9,475	12,578
Peruvian Government International Bond	8.750%	11/21/33	11,392	17,342
4 Peruvian Government International Bond	6.550%	3/14/37	12,250	15,496
Peruvian Government International Bond	5.625%	11/18/50	16,275	17,814
Petrobras International Finance Co. - Pifco	3.875%	1/27/16	8,000	8,199
Petrobras International Finance Co. - Pifco	6.125%	10/6/16	13,963	15,608
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	29,475	32,196
Petrobras International Finance Co. - Pifco	8.375%	12/10/18	10,250	12,454
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	21,208	25,422
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	7,252	7,738
Petrobras International Finance Co. - Pifco	5.375%	1/27/21	14,500	15,227
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	7,400	8,455
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	4,125	4,701
Petroleos Mexicanos	4.875%	3/15/15	9,350	9,914
Petroleos Mexicanos	8.000%	5/3/19	5,200	6,492
Petroleos Mexicanos	6.000%	3/5/20	10,825	12,125
Petroleos Mexicanos	5.500%	1/21/21	5,120	5,542
Petroleos Mexicanos	6.500%	6/2/41	18,150	20,427
6 Petroleos Mexicanos	6.500%	6/2/41	400	450
6 Petronas Capital Ltd.	5.250%	8/12/19	1,000	1,122
Poland Government International Bond	5.250%	1/15/14	1,695	1,752
Poland Government International Bond	3.875%	7/16/15	14,900	15,031
Poland Government International Bond	5.000%	10/19/15	2,875	3,019

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Poland Government International Bond	6.375%	7/15/19	38,200	42,211
Poland Government International Bond	5.125%	4/21/21	3,925	3,994
Poland Government International Bond	5.000%	3/23/22	8,600	8,637
Province of British Columbia	2.850%	6/15/15	15,300	16,252
Province of British Columbia	2.100%	5/18/16	22,000	22,882
Province of British Columbia	2.650%	9/22/21	1,250	1,271
Province of Manitoba	2.125%	4/22/13	4,850	4,946
Province of Manitoba	2.625%	7/15/15	8,750	9,187
Province of Manitoba	4.900%	12/6/16	13,200	15,269
Province of New Brunswick	2.750%	6/15/18	14,750	15,436
Province of Nova Scotia	2.375%	7/21/15	8,000	8,318
Province of Ontario	1.375%	1/27/14	16,575	16,802
Province of Ontario	4.100%	6/16/14	27,670	29,783
Province of Ontario	2.950%	2/5/15	5,080	5,363
Province of Ontario	2.700%	6/16/15	23,375	24,269
Province of Ontario	1.875%	9/15/15	10,300	10,417
Province of Ontario	4.750%	1/19/16	5,375	6,033
Province of Ontario	5.450%	4/27/16	30,325	35,160
Province of Ontario	2.300%	5/10/16	1,000	1,029
Province of Ontario	1.600%	9/21/16	10,350	10,370
Province of Ontario	3.150%	12/15/17	13,000	13,904
Province of Ontario	3.000%	7/16/18	8,475	8,900
Province of Ontario	4.000%	10/7/19	20,525	22,793
Province of Ontario	4.400%	4/14/20	20,575	23,434
Province of Saskatchewan	7.375%	7/15/13	1,375	1,517
Quebec	4.875%	5/5/14	4,125	4,504
Quebec	4.600%	5/26/15	7,600	8,462
Quebec	5.125%	11/14/16	21,200	24,683
Quebec	4.625%	5/14/18	11,800	13,555
Quebec	3.500%	7/29/20	16,450	17,740
Quebec	2.750%	8/25/21	16,325	16,355
Quebec	7.125%	2/9/24	905	1,267
Quebec	7.500%	9/15/29	7,877	11,906
6 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	350	375
6 Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	350	413
Region of Lombardy Italy	5.804%	10/25/32	6,395	5,247
Republic of Italy	4.375%	6/15/13	125	123
Republic of Italy	2.125%	9/16/13	11,750	11,074
Republic of Italy	4.500%	1/21/15	20,400	19,380
Republic of Italy	3.125%	1/26/15	24,800	22,568
Republic of Italy	4.750%	1/25/16	22,250	20,692
Republic of Italy	5.250%	9/20/16	31,126	29,103
Republic of Italy	6.875%	9/27/23	11,600	11,150
Republic of Italy	5.375%	6/15/33	16,575	14,089
Republic of Korea	4.250%	6/1/13	19,300	19,917
Republic of Korea	5.750%	4/16/14	8,700	9,412
Republic of Korea	4.875%	9/22/14	625	670
Republic of Korea	7.125%	4/16/19	8,013	9,965
Republic of Korea	5.625%	11/3/25	1,425	1,681
South Africa Government International Bond	6.500%	6/2/14	2,425	2,659
South Africa Government International Bond	6.875%	5/27/19	14,875	17,944
South Africa Government International Bond	5.500%	3/9/20	11,650	13,005
South Africa Government International Bond	5.875%	5/30/22	4,300	4,951
South Africa Government International Bond	6.250%	3/8/41	6,900	7,961
Statoil ASA	3.875%	4/15/14	7,250	7,726
Statoil ASA	2.900%	10/15/14	4,625	4,851
Statoil ASA	1.800%	11/23/16	3,550	3,599
Statoil ASA	3.125%	8/17/17	7,000	7,323
Statoil ASA	5.250%	4/15/19	11,825	13,654
Statoil ASA	3.150%	1/23/22	6,350	6,528
Statoil ASA	7.750%	6/15/23	25	34
Statoil ASA	7.250%	9/23/27	5,375	7,403
6 Statoil ASA	6.500%	12/1/28	975	1,276
Statoil ASA	7.150%	1/15/29	2,950	4,021

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Statoil ASA	5.100%	8/17/40	5,700	6,791
Statoil ASA	4.250%	11/23/41	2,550	2,672
Svensk Exportkredit AB	3.250%	9/16/14	7,775	8,032
Svensk Exportkredit AB	1.750%	10/20/15	13,000	12,813
Svensk Exportkredit AB	2.125%	7/13/16	7,950	7,909
Svensk Exportkredit AB	5.125%	3/1/17	1,350	1,534
6 Temasek Financial I Ltd.	5.375%	11/23/39	500	624

Total Sovereign Bonds (Cost $4,210,807)				4,468,114

Taxable Municipal Bonds (0.9%)
Alameda County CA Joint Powers Authority Lease
Revenue	7.046%	12/1/44	200	248
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	1,000	1,386
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	950	1,107
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	4,775	5,258
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	1,750	1,993
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	1,525	1,991
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	8,600	12,063
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	2,375	2,861
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	4,075	5,221
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	6,250	8,121
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	8,800	11,475
Board of Regents of the University of Texas System
Revenue Financing System Revenue	5.262%	7/1/39	1,650	2,018
Board of Regents of the University of Texas System
Revenue Financing System Revenue	6.276%	8/15/41	1,525	1,736
Board of Regents of the University of Texas System
Revenue Financing System Revenue	5.134%	8/15/42	100	121
Board of Regents of the University of Texas System
Revenue Financing System Revenue	4.794%	8/15/46	2,300	2,634
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	7,650	8,167
California Educational Facilities Authority Revenue
(Stanford University)	4.250%	5/1/16	2,250	2,529
California GO	5.250%	4/1/14	3,425	3,650
California GO	5.750%	3/1/17	10,750	12,037
California GO	6.200%	3/1/19	1,400	1,583
California GO	6.200%	10/1/19	11,175	12,767
California GO	5.700%	11/1/21	10,000	10,986
California GO	7.500%	4/1/34	22,550	26,985
California GO	7.950%	3/1/36	500	566
California GO	5.650%	4/1/39	3,775	3,982
California GO	7.550%	4/1/39	185	226
California GO	7.300%	10/1/39	3,510	4,182
California GO	7.350%	11/1/39	21,900	26,247
California GO	7.625%	3/1/40	8,250	10,206
California GO	7.600%	11/1/40	9,150	11,307
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	1,500	1,805
Chicago IL Board of Education GO	6.319%	11/1/29	3,125	3,462
Chicago IL Board of Education GO	6.138%	12/1/39	650	697
Chicago IL GO	7.781%	1/1/35	1,850	2,242
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	9,350	11,663

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	1,450	1,604
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,500	1,834
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	2,850	3,206
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	7,125	8,414
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	1,700	2,109
Chicago IL Water Revenue	6.742%	11/1/40	2,150	2,734
Clark County NV Airport Revenue	6.881%	7/1/42	1,475	1,645
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	6,375	7,520
Connecticut GO	5.090%	10/1/30	8,600	9,197
Connecticut GO	5.850%	3/15/32	5,375	6,550
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	3,300	3,753
Cook County IL GO	6.229%	11/15/34	1,950	2,161
Curators of the University of Missouri System Facilities
Revenue	5.960%	11/1/39	3,000	3,885
Curators of the University of Missouri System Facilities
Revenue	5.792%	11/1/41	3,000	3,760
Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,588
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	7,850	8,897
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,050	1,383
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,700	5,368
Dallas TX Independent School District GO	6.450%	2/15/35	3,850	4,549
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	1,325	1,563
Denver CO Public Schools Revenue (City & County of
Denver School District No. 1) COP	7.017%	12/15/37	2,100	2,676
District of Columbia Income Tax Revenue	5.591%	12/1/34	1,125	1,371
District of Columbia Income Tax Revenue	5.582%	12/1/35	1,600	1,923
East Baton Rouge LA Sewer Commission Revenue	6.087%	2/1/45	2,300	2,395
East Bay CA Municipal Utility District Water System
Revenue	5.874%	6/1/40	2,100	2,619
Georgia GO	4.503%	11/1/25	5,900	6,648
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	8,175	8,622
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	5,980	6,112
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,425	3,534
Illinois GO	2.766%	1/1/12	9,600	9,601
Illinois GO	4.071%	1/1/14	9,600	9,900
Illinois GO	4.511%	3/1/15	11,650	12,203
Illinois GO	5.365%	3/1/17	6,750	7,241
Illinois GO	4.950%	6/1/23	13,275	13,108
Illinois GO	5.100%	6/1/33	42,199	38,514
Illinois GO	6.630%	2/1/35	2,800	2,926
Illinois GO	6.725%	4/1/35	5,275	5,565
Illinois GO	7.350%	7/1/35	550	599
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	880	1,039
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	1,650	1,887
Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	9,700	12,404
12 Kansas Development Finance Authority Revenue
(Public Employees Retirement System)	5.501%	5/1/34	4,300	4,685
Kentucky Asset/Liability Commission General Fund
Revenue	3.165%	4/1/18	800	820
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	1,700	2,220
Los Angeles CA Community College District GO	6.600%	8/1/42	5,325	6,833
Los Angeles CA Department of Water & Power
Revenue	5.716%	7/1/39	2,000	2,315
Los Angeles CA Department of Water & Power
Revenue	6.008%	7/1/39	6,350	7,338
Los Angeles CA Department of Water & Power
Revenue	6.166%	7/1/40	1,550	1,691
Los Angeles CA Department of Water & Power
Revenue	6.574%	7/1/45	2,700	3,609

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water & Power
Revenue	6.603%	7/1/50	350	472
Los Angeles CA Unified School District GO	5.750%	7/1/34	9,225	10,206
Los Angeles CA Unified School District GO	6.758%	7/1/34	2,525	3,159
Los Angeles County CA Metropolitan Transportation
Authority Sales Tax Revenue	5.735%	6/1/39	5,200	6,224
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.488%	8/1/33	4,300	5,418
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.618%	8/1/40	2,250	2,763
Loudoun County VA Industrial Development Authority
Revenue (Howard Hughes Medical Institute)	3.450%	9/1/14	4,050	4,320
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)	5.250%	7/1/19	7,950	9,478
Maryland Transportation Authority Facilities Projects
Revenue	5.888%	7/1/43	2,100	2,664
Massachusetts GO	4.200%	12/1/21	5,000	5,539
Massachusetts GO	4.500%	8/1/31	500	530
Massachusetts GO	5.456%	12/1/39	4,600	5,562
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.715%	8/15/39	2,550	3,168
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,000	1,307
Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	2,825	3,287
Metropolitan Government of Nashville & Davidson
County TN GO	5.707%	7/1/34	2,625	3,074
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,955	15,415
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	6.089%	11/15/40	975	1,179
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	6.548%	11/15/31	700	839
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.871%	11/15/39	2,175	2,338
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	6.648%	11/15/39	4,170	5,011
Metropolitan Washington DC/VA Airports Authority
Dulles Toll Road Revenue	7.462%	10/1/46	1,375	1,530
Metropolitan Water District of Southern California
Water Revenue	6.947%	7/1/40	1,650	1,944
Mississippi GO	5.245%	11/1/34	1,375	1,569
Missouri Highways & Transportation Commission Road
Revenue	5.445%	5/1/33	1,650	1,945
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College)	4.750%	6/1/19	1,185	1,379
13 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	8,750	10,635
New Jersey Educational Facilities Authority Revenue
(Princeton University)	5.700%	3/1/39	3,625	4,731
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.754%	12/15/28	12,075	13,196
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.104%	12/15/28	3,500	3,774
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.561%	12/15/40	575	747
New Jersey Turnpike Authority Revenue	4.252%	1/1/16	200	216
14 New Jersey Turnpike Authority Revenue	4.252%	1/1/16	2,350	2,438
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	11,900	16,973
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,500	4,809
New York City NY GO	6.246%	6/1/35	2,150	2,393
New York City NY GO	5.968%	3/1/36	3,200	3,796
New York City NY GO	5.985%	12/1/36	1,650	1,973
New York City NY GO	5.517%	10/1/37	8,000	9,087
New York City NY GO	5.846%	6/1/40	2,100	2,501

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.750%	6/15/41	1,400	1,716
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.724%	6/15/42	450	544
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.952%	6/15/42	2,900	3,606
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,312
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.440%	6/15/43	4,400	5,027
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.882%	6/15/44	15,645	19,536
New York City NY Transitional Finance Authority
Building Aid Revenue	6.828%	7/15/40	6,300	8,086
New York City NY Transitional Finance Authority Future
Tax Revenue	5.767%	8/1/36	2,125	2,500
New York City NY Transitional Finance Authority Future
Tax Revenue	5.508%	8/1/37	8,950	10,463
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.500%	3/15/30	6,900	8,033
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.289%	3/15/33	3,150	3,614
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.628%	3/15/39	2,000	2,324
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.389%	3/15/40	1,425	1,669
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.770%	3/15/39	5,675	6,771
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.838%	3/15/40	1,600	1,898
North Texas Tollway Authority System Revenue	6.718%	1/1/49	3,050	3,783
Ohio State University General Receipts Revenue	4.910%	6/1/40	4,400	5,047
Ohio State University General Receipts Revenue	4.800%	6/1/11	2,675	2,790
Ohio Water Development Authority Water Pollution
Control Loan Fund Revenue	4.879%	12/1/34	2,550	2,882
Orange County CA Local Transportation Authority Sales
Tax Revenue	6.908%	2/15/41	1,650	2,218
Oregon Department Transportation Highway Usertax
Revenue	5.834%	11/15/34	2,425	2,967
Oregon GO	5.762%	6/1/23	1,950	2,397
Oregon GO	5.892%	6/1/27	2,725	3,204
14 Oregon School Boards Association GO	4.759%	6/30/28	2,075	2,250
12 Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,342
Pennsylvania GO	4.650%	2/15/26	2,875	3,237
Pennsylvania GO	5.350%	5/1/30	7,400	8,058
Pennsylvania Public School Building Authority Lease
Revenue (School District of Philadelphia)	5.000%	9/15/27	2,600	2,727
Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	400	488
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,450	1,648
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	1,475	1,670
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,550	3,126
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	11,550	13,088
Puerto Rico Government Development Bank GO	3.670%	5/1/14	4,000	4,078
Puerto Rico Government Development Bank GO	4.704%	5/1/16	3,450	3,595
Regional Transportation District of Colorado Sales Tax
Revenue	5.844%	11/1/50	3,500	4,548
Rutgers State University NJ Revenue	5.665%	5/1/40	1,850	2,195
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	4.839%	1/1/41	1,900	2,130
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,325	5,501
San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	2,725	3,262
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	4,650	5,679
San Diego County CA Water Authority Revenue	6.138%	5/1/49	2,320	2,962

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	San Francisco CA City & County Public Utility
	Commission Water Revenue	6.000%	11/1/40	4,950	5,728
	Santa Clara Valley CA Transportation Authority Sales
	Tax Revenue	5.876%	4/1/32	8,900	10,588
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	2,000	2,746
	Texas GO	5.517%	4/1/39	3,000	3,739
	Texas Transportation Commission Revenue	5.028%	4/1/26	2,100	2,445
	Texas Transportation Commission Revenue	5.178%	4/1/30	2,025	2,390
	Texas Transportation Commission Revenue	4.631%	4/1/33	6,450	7,025
	Texas Transportation Commission Revenue	4.681%	4/1/40	2,750	3,091
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	3,950	4,738
	University of California Regents Medical Center
	Revenue	6.583%	5/15/49	2,575	3,110
	University of California Revenue	0.887%	7/1/13	1,250	1,254
	University of California Revenue	6.270%	5/15/31	500	551
	University of California Revenue	5.770%	5/15/43	1,000	1,149
	University of California Revenue	5.946%	5/15/45	13,100	15,193
	University of Massachusetts Building Authority
	Revenue	5.450%	11/1/40	1,700	1,999
	University of Southern California	5.250%	10/1/11	3,900	4,866
	University of Virginia Revenue	6.200%	9/1/39	3,000	4,105
	Utah GO	4.554%	7/1/24	2,425	2,860
	Utah GO	3.539%	7/1/25	6,300	6,675
	Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	400	510
	Washington Convention Center Public Facilities District
	Revenue	6.790%	7/1/40	400	496
	Washington GO	5.090%	8/1/33	9,025	10,199
	Washington GO	5.481%	8/1/39	770	922
	Washington GO	5.140%	8/1/40	5,300	6,115
12	Wisconsin GO	4.800%	5/1/13	2,525	2,655
12	Wisconsin GO	5.700%	5/1/26	2,800	3,215

Total Taxable Municipal Bonds (Cost $815,148)					936,564

				Shares

Temporary Cash Investment (4.3%)
Money Market Fund (4.3%)
15	Vanguard Market Liquidity Fund (Cost $4,345,508)	0.110%		4,345,507,937	4,345,508

Total Investments (103.6%) (Cost $99,110,953)					105,474,123
Other Assets and Liabilities—Net (-3.6%)					(3,691,307)

Net Assets (100%)					101,782,816

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2011.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate value of these securities was $213,175,000, representing 0.2% of net assets.
7 Adjustable-rate security.
8 Non-income-producing security--security in default.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2011
12 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
13 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Short-Term Bond Index Fund

Financial Statements

Statement of Net Assets – Investments Summary
As of December 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury
Note/Bond	0.375%	7/31/13	466,885	467,978	2.0%
United States Treasury
Note/Bond	2.500%	3/31/15	393,068	419,172	1.8%
United States Treasury
Note/Bond	2.625%	7/31/14	393,725	416,919	1.8%
United States Treasury
Note/Bond	0.875%	12/31/16	400,000	400,812	1.7%
United States Treasury
Note/Bond	1.750%	5/31/16	370,725	387,756	1.6%
United States Treasury
Note/Bond	0.625%	4/30/13	369,825	371,907	1.6%
United States Treasury
Note/Bond	2.375%	10/31/14	351,860	371,708	1.6%
United States Treasury
Note/Bond	0.875%	11/30/16	365,500	366,699	1.6%
United States Treasury
Note/Bond	0.250%	10/31/13	327,095	327,147	1.4%
United States Treasury
Note/Bond	1.875%	4/30/14	276,005	286,054	1.2%
United States Treasury
Note/Bond	1.250%	10/31/15	274,925	281,971	1.2%
United States Treasury
Note/Bond	0.625%	2/28/13	279,505	280,947	1.2%
United States Treasury
Note/Bond	1.000%	9/30/16	277,030	279,975	1.2%
United States Treasury
Note/Bond	1.000%	10/31/16	273,285	275,974	1.2%
United States Treasury
Note/Bond	1.875%	2/28/14	262,020	270,944	1.1%

Short-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury
Note/Bond	2.250%	5/31/14	253,755	265,451	1.1%
United States Treasury
Note/Bond	2.125%	11/30/14	250,135	262,759	1.1%
United States Treasury
Note/Bond	2.625%	6/30/14	242,870	256,684	1.1%
United States Treasury
Note/Bond	0.750%	3/31/13	254,693	256,445	1.1%
United States Treasury
Note/Bond	2.375%	3/31/16	235,947	252,720	1.1%
United States Treasury
Note/Bond	1.750%	3/31/14	241,500	249,424	1.1%
United States Treasury
Note/Bond	3.625%	5/15/13	237,100	248,066	1.0%
United States Treasury
Note/Bond	1.375%	2/15/13	241,618	244,827	1.0%
United States Treasury
Note/Bond	1.375%	11/30/15	233,650	240,769	1.0%
United States Treasury
Note/Bond	1.500%	6/30/16	226,120	233,858	1.0%
United States Treasury
Note/Bond	0.500%	5/31/13	232,625	233,569	1.0%
United States Treasury
Note/Bond	1.875%	6/30/15	215,453	225,788	1.0%
United States Treasury
Note/Bond	2.000%	4/30/16	213,180	225,137	1.0%
United States Treasury
Note/Bond	2.375%	2/28/15	210,482	223,374	0.9%
United States Treasury
Note/Bond	0.375%	6/30/13	201,670	202,142	0.9%
United States Treasury
Note/Bond	0.125%	8/31/13	200,110	199,798	0.8%
United States Treasury
Note/Bond	1.125%	6/15/13	193,978	196,494	0.8%
United States Treasury
Note/Bond	0.125%	12/31/13	189,085	188,643	0.8%
United States Treasury
Note/Bond	2.125%	2/29/16	173,480	184,133	0.8%
United States Treasury
Note/Bond	2.125%	12/31/15	171,800	182,242	0.8%
United States Treasury
Note/Bond	1.375%	3/15/13	178,228	180,762	0.8%
United States Treasury
Note/Bond	1.750%	4/15/13	177,045	180,558	0.8%
United States Treasury
Note/Bond	1.500%	7/31/16	165,825	171,448	0.7%
United States Treasury
Note/Bond	0.250%	11/30/13	165,270	165,321	0.7%
United States Treasury
Note/Bond	1.000%	8/31/16	154,320	156,031	0.7%
United States Treasury
Note/Bond	1.750%	7/31/15	144,035	150,360	0.6%

Short-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury
Note/Bond	0.625%	7/15/14	142,115	143,204	0.6%
United States Treasury
Note/Bond	2.375%	9/30/14	135,155	142,630	0.6%
United States Treasury
Note/Bond	2.750%	10/31/13	132,705	138,739	0.6%
United States Treasury
Note/Bond	4.500%	2/15/16	119,158	137,796	0.6%
United States Treasury
Note/Bond	0.750%	6/15/14	134,035	135,480	0.6%
United States Treasury
Note/Bond	3.125%	9/30/13	127,345	133,733	0.6%
United States Treasury
Note/Bond	0.500%	10/15/14	130,355	130,905	0.5%
United States Treasury
Note/Bond	4.250%	8/15/13	110,525	117,691	0.5%
United States Treasury
Note/Bond	0.250%–11.250%	2/15/13–11/15/16	1,892,806	1,991,074	8.5%
				13,854,018	59.0%
Agency Bonds and Notes
1 Federal Home Loan Bank of
Chicago	5.625%	6/13/16	4,325	4,874	0.0%
1 Federal Home Loan Banks	0.375%–5.500%	12/14/12–12/16/16	608,980	630,409	2.7%
2 Federal Home Loan Mortgage
Corp.	4.500%	7/15/13	116,495	124,043	0.5%
2 Federal Home Loan Mortgage
Corp.	0.375%–5.500%	12/28/12–8/25/16	753,025	783,431	3.3%
2 Federal National Mortgage
Assn.	0.375%–5.250%	12/28/12–11/15/16	1,001,228	1,045,217	4.5%
Agency Bonds and Notes—Other †				182,589	0.8%
				2,770,563	11.8%
Total U.S. Government and Agency Obligations (Cost $16,257,432)				16,624,581	70.8%
[3]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $ 16,149) †				16,538	0.1%
Corporate Bonds
Finance
3 Banking †				1,571,457	6.7%
Brokerage †				43,453	0.2%
Finance Companies †				203,227	0.8%
Insurance †				250,285	1.1%
Other Finance †				14,862	0.1%
Real Estate Investment Trusts †				75,663	0.3%
				2,158,947	9.2%

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
Industrial
3 Basic Industry †				222,329	0.9%
Capital Goods †				243,005	1.0%
Communication †				469,052	2.0%
3 Consumer Cyclical †				251,461	1.1%
Consumer Noncyclical †				680,058	2.9%
Energy †				254,454	1.1%
Other Industrial †				1,935	0.0%
Technology †				301,734	1.3%
Transportation †				48,937	0.2%
				2,472,965	10.5%
Utilities
Electric †				226,934	1.0%
Natural Gas †				102,776	0.4%
				329,710	1.4%
Total Corporate Bonds (Cost $4,865,799)				4,961,622	21.1%
Sovereign Bonds (U.S. Dollar-Denominated)
European Investment Bank	0.875%–5.125%	3/15/13–10/14/16	362,375	367,110	1.6%
4 Kreditanstalt fuer
Wiederaufbau	1.250%–5.125%	1/14/13–10/5/16	265,975	273,834	1.2%
4 Landwirtschaftliche
Rentenbank	2.125%–4.125%	3/15/13–7/15/16	35,475	37,028	0.1%
Sovereign Bonds (U.S. Dollar-Denominated)—Other †				1,045,439	4.4%
Total Sovereign Bonds (Cost $1,691,152)				1,723,411	7.3%
Taxable Municipal Bonds (Cost $ 28,672) †				29,540	0.1%

			Shares
Temporary Cash Investment
Money Market Fund
5 Vanguard Market Liquidity Fund
(Cost $82,183)	0.110%		82,182,802	82,183	0.3%
Total Investments (Cost $22,941,387)				23,437,875	99.7%
Other Assets and Liabilities
Other Assets				759,675	3.2%
Liabilities				(694,524)	(2.9%)
				65,151	0.3%
Net Assets				23,503,026	100.0%

At December 31, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	22,997,410

Short-Term Bond Index Fund

Undistributed Net Investment Income	—
Accumulated Net Realized Gains	9,128
Unrealized Appreciation (Depreciation)	496,488
Net Assets	23,503,026

Investor Shares—Net Assets
Applicable to 358,390,753 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)	3,802,307
Net Asset Value Per Share—Investor Shares	$10.61

Admiral Shares—Net Assets
Applicable to 385,908,282 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)	4,094,253
Net Asset Value Per Share—Admiral Shares	$10.61

Signal Shares—Net Assets
Applicable to 619,369,532 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)	6,571,129
Net Asset Value Per Share—Signal Shares	$10.61

Institutional Shares—Net Assets
Applicable to 79,412,468 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)	842,517
Net Asset Value Per Share—Institutional Shares	$10.61

Institutional Plus Shares—Net Assets
Applicable to 67,023,638 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)	711,080
Net Asset Value Per Share—Institutional Plus Shares	$10.61

ETF Shares—Net Assets
Applicable to 92,600,000 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)	7,481,740
Net Asset Value Per Share—ETF Shares	$80.80

• See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate value of these securities was $25,222,000, representing 0.1% of net assets.
4 Guaranteed by the Federal Republic of Germany.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-
day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (54.6%)
U.S. Government Securities (51.9%)
	United States Treasury Note/Bond	7.500%	11/15/16	51,995	68,577
	United States Treasury Note/Bond	0.875%	11/30/16	730	732
	United States Treasury Note/Bond	2.750%	11/30/16	60,000	65,513
	United States Treasury Note/Bond	3.250%	12/31/16	175,905	196,437
	United States Treasury Note/Bond	3.125%	1/31/17	134,845	149,931
	United States Treasury Note/Bond	4.625%	2/15/17	88,640	105,191
	United States Treasury Note/Bond	3.000%	2/28/17	94,460	104,481
	United States Treasury Note/Bond	3.250%	3/31/17	95,065	106,458
	United States Treasury Note/Bond	3.125%	4/30/17	26,060	29,028
	United States Treasury Note/Bond	4.500%	5/15/17	130,410	154,678
	United States Treasury Note/Bond	8.750%	5/15/17	83,070	117,103
	United States Treasury Note/Bond	2.750%	5/31/17	50,595	55,378
	United States Treasury Note/Bond	2.500%	6/30/17	43,475	47,028
	United States Treasury Note/Bond	2.375%	7/31/17	3,500	3,763
	United States Treasury Note/Bond	4.750%	8/15/17	167,660	201,900
	United States Treasury Note/Bond	8.875%	8/15/17	71,285	102,060
	United States Treasury Note/Bond	1.875%	8/31/17	3,765	3,942
	United States Treasury Note/Bond	1.875%	9/30/17	49,335	51,594
	United States Treasury Note/Bond	1.875%	10/31/17	60,400	63,165
	United States Treasury Note/Bond	4.250%	11/15/17	2,315	2,735
	United States Treasury Note/Bond	2.250%	11/30/17	19,075	20,354
	United States Treasury Note/Bond	2.625%	1/31/18	2,225	2,424
	United States Treasury Note/Bond	3.500%	2/15/18	164,640	187,767
	United States Treasury Note/Bond	2.875%	3/31/18	8,645	9,550
	United States Treasury Note/Bond	2.625%	4/30/18	10,000	10,889
	United States Treasury Note/Bond	3.875%	5/15/18	152,280	177,644
	United States Treasury Note/Bond	2.375%	5/31/18	50	54
	United States Treasury Note/Bond	2.250%	7/31/18	2,000	2,127
	United States Treasury Note/Bond	4.000%	8/15/18	236,985	279,088
	United States Treasury Note/Bond	1.500%	8/31/18	375	380
	United States Treasury Note/Bond	1.750%	10/31/18	34,320	35,323
	United States Treasury Note/Bond	3.750%	11/15/18	288,580	335,699
	United States Treasury Note/Bond	1.375%	11/30/18	17,300	17,360
	United States Treasury Note/Bond	2.750%	2/15/19	188,060	205,984
	United States Treasury Note/Bond	8.875%	2/15/19	51,850	78,618
	United States Treasury Note/Bond	3.125%	5/15/19	394,410	442,169
	United States Treasury Note/Bond	3.625%	8/15/19	390,915	452,668
	United States Treasury Note/Bond	3.375%	11/15/19	405,489	462,193
	United States Treasury Note/Bond	3.625%	2/15/20	418,952	485,787
	United States Treasury Note/Bond	3.500%	5/15/20	368,735	424,104
	United States Treasury Note/Bond	8.750%	5/15/20	31,875	49,904
	United States Treasury Note/Bond	2.625%	8/15/20	267,160	288,116
	United States Treasury Note/Bond	8.750%	8/15/20	14,970	23,606
	United States Treasury Note/Bond	2.625%	11/15/20	106,362	114,489
	United States Treasury Note/Bond	3.625%	2/15/21	246,010	285,563
	United States Treasury Note/Bond	3.125%	5/15/21	245,788	274,361
	United States Treasury Note/Bond	8.125%	5/15/21	30,000	46,664
	United States Treasury Note/Bond	2.125%	8/15/21	359,333	368,316
	United States Treasury Note/Bond	2.000%	11/15/21	367,880	371,905
	United States Treasury Note/Bond	8.000%	11/15/21	24,375	38,086
					7,120,886
Agency Bonds and Notes (2.7%)
1	Federal Farm Credit Bank	4.875%	1/17/17	5,750	6,773
1	Federal Home Loan Banks	4.875%	5/17/17	26,265	31,267
1	Federal Home Loan Banks	5.000%	11/17/17	14,305	17,213
1	Federal Home Loan Banks	5.375%	8/15/18	14,025	17,349
1	Federal Home Loan Banks	5.125%	8/15/19	5,260	6,463
1	Federal Home Loan Banks	4.125%	3/13/20	15,875	18,208
1	Federal Home Loan Banks	5.625%	6/11/21	3,040	3,882
2	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	7,000	8,296
2	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	18,600	22,465

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	11,500	13,862
2	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	53,010	60,543
2	Federal National Mortgage Assn.	5.000%	2/13/17	45,625	54,062
2	Federal National Mortgage Assn.	5.000%	5/11/17	19,005	22,628
2	Federal National Mortgage Assn.	5.375%	6/12/17	17,305	20,954
2	Federal National Mortgage Assn.	0.000%	10/9/19	15,300	11,622
1	Financing Corp. Fico	9.400%	2/8/18	1,475	2,115
1	Financing Corp. Fico	10.350%	8/3/18	2,170	3,316
1	Financing Corp. Fico	9.650%	11/2/18	12,345	18,349
1	Financing Corp. Fico	8.600%	9/26/19	1,275	1,834
	Private Export Funding Corp.	2.250%	12/15/17	3,225	3,363
	Private Export Funding Corp.	4.375%	3/15/19	7,000	8,229
1	Tennessee Valley Authority	5.500%	7/18/17	6,200	7,546
1	Tennessee Valley Authority	6.250%	12/15/17	2,600	3,293
1	Tennessee Valley Authority	4.500%	4/1/18	5,300	6,232
1	Tennessee Valley Authority	3.875%	2/15/21	6,100	6,941

					376,805

Total U.S. Government and Agency Obligations (Cost $6,793,477)					7,497,691

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
3,4	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	225	229
3,4	Bank of Scotland plc	5.250%	2/21/17	2,225	2,327
3,4	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	206	220
3,4	Northern Rock Asset Management plc	5.625%	6/22/17	4,825	5,114
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,461)					7,890
Corporate Bonds (38.2%)
Finance (12.9%)
	Banking (8.2%)
	American Express Bank FSB	6.000%	9/13/17	650	741
	American Express Centurion Bank	5.950%	6/12/17	3,275	3,699
	American Express Centurion Bank	6.000%	9/13/17	1,075	1,225
	American Express Co.	6.150%	8/28/17	7,575	8,653
	American Express Co.	7.000%	3/19/18	10,800	13,006
	American Express Co.	8.125%	5/20/19	14,325	18,460
	Associates Corp. of North America	6.950%	11/1/18	1,150	1,242
	BanColombia SA	5.950%	6/3/21	1,375	1,380
	Bank of America Corp.	5.420%	3/15/17	8,675	7,865
	Bank of America Corp.	6.000%	9/1/17	3,850	3,762
	Bank of America Corp.	5.750%	12/1/17	6,325	6,028
	Bank of America Corp.	5.650%	5/1/18	27,795	26,407
	Bank of America Corp.	7.625%	6/1/19	9,100	9,435
	Bank of America Corp.	5.625%	7/1/20	26,170	24,167
	Bank of America Corp.	5.875%	1/5/21	7,600	7,177
	Bank of America NA	5.300%	3/15/17	15,050	13,701
	Bank of America NA	6.100%	6/15/17	500	470
	Bank of New York Mellon Corp.	2.400%	1/17/17	4,075	4,091
	Bank of New York Mellon Corp.	5.450%	5/15/19	5,360	6,150
	Bank of New York Mellon Corp.	4.600%	1/15/20	3,675	4,005
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,118
	Bank of Nova Scotia	4.375%	1/13/21	2,500	2,723
	Barclays Bank plc	6.750%	5/22/19	7,500	8,312
	Barclays Bank plc	5.125%	1/8/20	18,800	19,293
	BB&T Corp.	6.850%	4/30/19	3,475	4,229
	Bear Stearns Cos. LLC	5.550%	1/22/17	12,725	13,453
	Bear Stearns Cos. LLC	6.400%	10/2/17	16,300	18,211
	Bear Stearns Cos. LLC	7.250%	2/1/18	3,350	3,920
	BNP Paribas SA	5.000%	1/15/21	13,950	13,384
	Capital One Bank USA NA	8.800%	7/15/19	4,025	4,668
	Capital One Financial Corp.	6.750%	9/15/17	8,850	9,955
	Capital One Financial Corp.	4.750%	7/15/21	7,375	7,645
3,4	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	2,100	2,392

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Citigroup Inc.	5.500%	2/15/17	10,250	10,346
Citigroup Inc.	6.000%	8/15/17	13,775	14,505
Citigroup Inc.	6.125%	11/21/17	10,675	11,399
Citigroup Inc.	6.125%	5/15/18	17,100	18,195
Citigroup Inc.	8.500%	5/22/19	9,850	11,669
Citigroup Inc.	5.375%	8/9/20	10,676	10,969
Comerica Bank	5.200%	8/22/17	3,025	3,294
Compass Bank	6.400%	10/1/17	1,800	1,832
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	6,175	6,403
Credit Suisse	6.000%	2/15/18	14,175	13,991
Credit Suisse	5.300%	8/13/19	4,775	4,911
Credit Suisse	5.400%	1/14/20	6,475	6,063
Credit Suisse	4.375%	8/5/20	16,125	15,805
4 Credit Suisse AG	5.860%	5/29/49	6,200	5,068
Deutsche Bank AG	6.000%	9/1/17	15,750	17,602
Discover Bank	8.700%	11/18/19	2,350	2,675
Discover Bank	7.000%	4/15/20	2,400	2,487
Fifth Third Bancorp	5.450%	1/15/17	3,750	3,956
Fifth Third Bancorp	4.500%	6/1/18	4,550	4,538
4 Fifth Third Capital Trust IV	6.500%	4/15/67	5,750	5,635
First Niagara Financial Group Inc.	6.750%	3/19/20	1,275	1,339
First Niagara Financial Group Inc.	7.250%	12/15/21	1,245	1,270
Goldman Sachs Group Inc.	5.625%	1/15/17	12,625	12,376
Goldman Sachs Group Inc.	6.250%	9/1/17	18,675	19,525
Goldman Sachs Group Inc.	5.950%	1/18/18	16,750	17,108
Goldman Sachs Group Inc.	6.150%	4/1/18	15,175	15,577
Goldman Sachs Group Inc.	7.500%	2/15/19	5,960	6,621
Goldman Sachs Group Inc.	5.375%	3/15/20	18,300	17,986
Goldman Sachs Group Inc.	6.000%	6/15/20	9,565	9,769
Goldman Sachs Group Inc.	5.250%	7/27/21	14,925	14,565
3 HBOS plc	6.750%	5/21/18	925	734
HSBC Bank USA NA	4.875%	8/24/20	9,075	8,553
HSBC Holdings plc	5.100%	4/5/21	9,500	10,091
HSBC USA Inc.	5.000%	9/27/20	8,500	8,096
Huntington Bancshares Inc.	7.000%	12/15/20	4,175	4,714
JPMorgan Chase & Co.	6.125%	6/27/17	3,900	4,257
JPMorgan Chase & Co.	6.000%	1/15/18	25,625	28,713
JPMorgan Chase & Co.	6.300%	4/23/19	18,525	20,938
JPMorgan Chase & Co.	4.400%	7/22/20	11,815	11,825
JPMorgan Chase & Co.	4.250%	10/15/20	23,525	23,716
JPMorgan Chase & Co.	4.625%	5/10/21	3,808	3,938
JPMorgan Chase & Co.	4.350%	8/15/21	20,475	20,751
JPMorgan Chase Bank NA	6.000%	10/1/17	6,525	6,972
KeyCorp	5.100%	3/24/21	3,200	3,332
Lloyds TSB Bank plc	6.375%	1/21/21	14,725	14,772
M&I Marshall & Ilsley Bank	4.850%	6/16/15	700	739
M&I Marshall & Ilsley Bank	5.000%	1/17/17	2,015	2,118
Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,425	6,215
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	2,400	2,349
Merrill Lynch & Co. Inc.	5.700%	5/2/17	7,075	6,435
Merrill Lynch & Co. Inc.	6.400%	8/28/17	10,250	9,949
Merrill Lynch & Co. Inc.	6.875%	4/25/18	31,850	31,395
Merrill Lynch & Co. Inc.	6.500%	7/15/18	4,125	4,002
Morgan Stanley	5.450%	1/9/17	7,325	7,050
Morgan Stanley	5.550%	4/27/17	18,325	17,420
Morgan Stanley	6.250%	8/28/17	11,200	10,936
Morgan Stanley	5.950%	12/28/17	15,225	14,557
Morgan Stanley	6.625%	4/1/18	13,430	13,251
Morgan Stanley	7.300%	5/13/19	15,175	15,468
Morgan Stanley	5.625%	9/23/19	17,950	16,538
Morgan Stanley	5.500%	1/26/20	5,350	4,943
Morgan Stanley	5.500%	7/24/20	8,925	8,134
Morgan Stanley	5.750%	1/25/21	14,000	12,984
Morgan Stanley	5.500%	7/28/21	5,500	5,087

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	National City Bank	5.800%	6/7/17	4,000	4,431
	National City Corp.	6.875%	5/15/19	1,700	1,910
	Northern Trust Co.	6.500%	8/15/18	1,275	1,517
	Northern Trust Corp.	3.450%	11/4/20	950	974
	Northern Trust Corp.	3.375%	8/23/21	2,750	2,818
	PNC Bank NA	4.875%	9/21/17	3,550	3,708
	PNC Bank NA	6.000%	12/7/17	1,125	1,221
	PNC Funding Corp.	5.625%	2/1/17	7,625	8,226
	PNC Funding Corp.	6.700%	6/10/19	6,175	7,499
	PNC Funding Corp.	5.125%	2/8/20	6,010	6,789
	PNC Funding Corp.	4.375%	8/11/20	1,200	1,298
	Royal Bank of Scotland Group plc	6.400%	10/21/19	12,850	11,934
	Royal Bank Of Scotland NV	4.650%	6/4/18	1,925	1,705
	Royal Bank of Scotland plc	5.625%	8/24/20	3,775	3,624
	Royal Bank of Scotland plc	6.125%	1/11/21	6,325	6,302
	Sovereign Bank	8.750%	5/30/18	2,825	3,133
3,4	Standard Chartered plc	6.409%	12/31/49	1,500	1,241
	State Street Bank and Trust Co.	5.250%	10/15/18	1,000	1,113
	State Street Corp.	4.956%	3/15/18	4,175	4,340
	State Street Corp.	4.375%	3/7/21	4,500	4,933
	SunTrust Bank	7.250%	3/15/18	3,200	3,589
	SunTrust Banks Inc.	3.500%	1/20/17	800	803
	SunTrust Banks Inc.	6.000%	9/11/17	1,925	2,128
	UBS AG	5.875%	12/20/17	14,775	15,313
	UBS AG	5.750%	4/25/18	15,475	16,029
	UBS AG	4.875%	8/4/20	8,375	8,286
	US Bancorp	4.125%	5/24/21	4,100	4,525
	Wachovia Bank NA	6.000%	11/15/17	5,275	5,834
	Wachovia Corp.	5.750%	6/15/17	10,450	11,801
	Wachovia Corp.	5.750%	2/1/18	10,450	11,856
	Wells Fargo & Co.	5.625%	12/11/17	16,075	18,243
	Wells Fargo & Co.	4.600%	4/1/21	10,825	11,768
	Westpac Banking Corp.	4.875%	11/19/19	11,275	12,031
	Brokerage (0.4%)
	Ameriprise Financial Inc.	7.300%	6/28/19	600	724
	Ameriprise Financial Inc.	5.300%	3/15/20	5,250	5,636
	BlackRock Inc.	6.250%	9/15/17	2,950	3,436
	BlackRock Inc.	5.000%	12/10/19	3,900	4,243
	BlackRock Inc.	4.250%	5/24/21	4,500	4,685
	Charles Schwab Corp.	4.450%	7/22/20	4,050	4,314
	Franklin Resources Inc.	4.625%	5/20/20	2,250	2,436
	GFI Group Inc.	8.375%	7/19/18	1,075	951
	Jefferies Group Inc.	5.125%	4/13/18	8,342	7,331
	Jefferies Group Inc.	8.500%	7/15/19	3,375	3,400
	Jefferies Group Inc.	6.875%	4/15/21	37	33
	Lazard Group LLC	6.850%	6/15/17	5,525	5,797
	Nomura Holdings Inc.	6.700%	3/4/20	5,100	5,365
	TD Ameritrade Holding Corp.	5.600%	12/1/19	2,225	2,405
	Finance Companies (1.2%)
	Discover Financial Services	6.450%	6/12/17	3,500	3,661
4	GE Capital Trust I	6.375%	11/15/67	425	419
	General Electric Capital Corp.	5.400%	2/15/17	12,600	14,060
	General Electric Capital Corp.	5.625%	9/15/17	2,450	2,714
	General Electric Capital Corp.	5.625%	5/1/18	43,775	48,934
	General Electric Capital Corp.	6.000%	8/7/19	6,925	7,952
	General Electric Capital Corp.	5.500%	1/8/20	4,475	4,906
	General Electric Capital Corp.	5.550%	5/4/20	3,025	3,314
	General Electric Capital Corp.	4.375%	9/16/20	8,425	8,569
	General Electric Capital Corp.	4.625%	1/7/21	5,250	5,485
	General Electric Capital Corp.	5.300%	2/11/21	8,300	8,805
	General Electric Capital Corp.	4.650%	10/17/21	4,975	5,182
4	General Electric Capital Corp.	6.375%	11/15/67	14,525	14,307
	HSBC Finance Corp.	6.676%	1/15/21	16,659	17,168

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
SLM Corp.	8.450%	6/15/18	11,375	11,797
SLM Corp.	8.000%	3/25/20	5,250	5,325
Insurance (2.1%)
ACE INA Holdings Inc.	5.700%	2/15/17	2,400	2,759
ACE INA Holdings Inc.	5.800%	3/15/18	1,850	2,155
ACE INA Holdings Inc.	5.900%	6/15/19	1,925	2,291
AEGON Funding Co. LLC	5.750%	12/15/20	2,500	2,601
Aetna Inc.	6.500%	9/15/18	1,450	1,759
Aetna Inc.	4.125%	6/1/21	6,675	6,964
Aflac Inc.	8.500%	5/15/19	3,400	4,177
Alleghany Corp.	5.625%	9/15/20	1,450	1,519
Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,225	2,247
Allstate Corp.	6.750%	5/15/18	1,000	1,170
Allstate Corp.	7.450%	5/16/19	2,000	2,454
4 Allstate Corp.	6.125%	5/15/67	2,575	2,350
Alterra Finance LLC	6.250%	9/30/20	1,565	1,648
American Financial Group Inc.	9.875%	6/15/19	2,625	3,077
American International Group Inc.	5.450%	5/18/17	6,425	6,159
American International Group Inc.	5.850%	1/16/18	13,125	12,776
American International Group Inc.	8.250%	8/15/18	11,120	11,797
American International Group Inc.	6.400%	12/15/20	8,990	9,058
Aon Corp.	5.000%	9/30/20	3,600	3,967
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	1,075	1,084
Axis Specialty Finance LLC	5.875%	6/1/20	4,975	5,123
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	7,100	8,273
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	4,675	5,066
Berkshire Hathaway Inc.	3.750%	8/15/21	2,250	2,337
Chubb Corp.	5.750%	5/15/18	3,500	4,111
4 Chubb Corp.	6.375%	3/29/67	3,975	3,925
CIGNA Corp.	5.125%	6/15/20	1,491	1,607
CIGNA Corp.	4.375%	12/15/20	1,920	1,955
Cigna Corp.	4.500%	3/15/21	3,700	3,790
CNA Financial Corp.	7.350%	11/15/19	2,240	2,494
CNA Financial Corp.	5.875%	8/15/20	1,800	1,861
CNA Financial Corp.	5.750%	8/15/21	3,095	3,157
Coventry Health Care Inc.	5.950%	3/15/17	3,000	3,375
Coventry Health Care Inc.	5.450%	6/15/21	2,750	3,043
Genworth Financial Inc.	7.700%	6/15/20	3,825	3,604
Genworth Financial Inc.	7.200%	2/15/21	575	517
Genworth Financial Inc.	7.625%	9/24/21	1,225	1,126
Hanover Insurance Group Inc.	6.375%	6/15/21	150	162
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,200	2,203
Hartford Financial Services Group Inc.	6.300%	3/15/18	2,650	2,777
Hartford Financial Services Group Inc.	6.000%	1/15/19	875	898
Hartford Financial Services Group Inc.	5.500%	3/30/20	510	509
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,745
Humana Inc.	7.200%	6/15/18	5,205	6,150
Humana Inc.	6.300%	8/1/18	785	882
Lincoln National Corp.	8.750%	7/1/19	8,151	9,855
Lincoln National Corp.	6.250%	2/15/20	3,250	3,509
Manulife Financial Corp.	4.900%	9/17/20	3,250	3,336
Markel Corp.	7.125%	9/30/19	1,617	1,854
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	1,950	2,579
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,550	2,789
MetLife Inc.	6.817%	8/15/18	5,500	6,522
MetLife Inc.	7.717%	2/15/19	3,829	4,789
MetLife Inc.	4.750%	2/8/21	3,675	3,962
PartnerRe Finance B LLC	5.500%	6/1/20	4,700	4,760
Principal Financial Group Inc.	8.875%	5/15/19	1,750	2,172
Progressive Corp.	3.750%	8/23/21	1,900	1,973
4 Progressive Corp.	6.700%	6/15/67	4,650	4,696
Protective Life Corp.	7.375%	10/15/19	1,600	1,774
Prudential Financial Inc.	6.000%	12/1/17	6,150	6,828

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Prudential Financial Inc.	7.375%	6/15/19	6,695	7,958
Prudential Financial Inc.	5.375%	6/21/20	3,500	3,719
Reinsurance Group of America Inc.	5.000%	6/1/21	3,500	3,625
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	400	444
Travelers Cos. Inc.	5.750%	12/15/17	3,550	4,175
Travelers Cos. Inc.	5.800%	5/15/18	3,225	3,790
Travelers Cos. Inc.	5.900%	6/2/19	3,075	3,624
UnitedHealth Group Inc.	6.000%	6/15/17	2,775	3,269
UnitedHealth Group Inc.	6.000%	2/15/18	10,220	12,122
UnitedHealth Group Inc.	4.700%	2/15/21	2,325	2,611
UnitedHealth Group Inc.	3.375%	11/15/21	200	207
Unum Group	5.625%	9/15/20	1,650	1,713
WellPoint Inc.	5.250%	1/15/16	5,900	6,611
WellPoint Inc.	5.875%	6/15/17	4,600	5,324
WellPoint Inc.	4.350%	8/15/20	2,905	3,148
Willis Group Holdings plc	5.750%	3/15/21	3,750	4,004
Willis North America Inc.	6.200%	3/28/17	1,625	1,786
Willis North America Inc.	7.000%	9/29/19	3,250	3,619
WR Berkley Corp.	5.375%	9/15/20	1,875	1,914
XLIT Ltd.	5.750%	10/1/21	2,300	2,436
Other Finance (0.0%)
NASDAQ OMX Group Inc.	5.550%	1/15/20	2,700	2,756
XTRA Finance Corp.	5.150%	4/1/17	1,600	1,779
Real Estate Investment Trusts (1.0%)
Boston Properties LP	3.700%	11/15/18	3,060	3,153
Boston Properties LP	5.875%	10/15/19	875	986
Boston Properties LP	5.625%	11/15/20	4,775	5,319
Boston Properties LP	4.125%	5/15/21	5,695	5,751
Brandywine Operating Partnership LP	5.700%	5/1/17	3,025	3,133
Brandywine Operating Partnership LP	4.950%	4/15/18	2,500	2,468
BRE Properties Inc.	5.500%	3/15/17	3,000	3,264
Camden Property Trust	5.700%	5/15/17	1,800	1,969
CommonWealth REIT	6.250%	6/15/17	3,200	3,392
Digital Realty Trust LP	5.250%	3/15/21	5,575	5,587
Duke Realty LP	5.950%	2/15/17	4,975	5,346
Duke Realty LP	8.250%	8/15/19	1,125	1,336
Duke Realty LP	6.750%	3/15/20	350	385
ERP Operating LP	5.750%	6/15/17	1,675	1,857
ERP Operating LP	4.750%	7/15/20	6,250	6,463
ERP Operating LP	4.625%	12/15/21	720	740
HCP Inc.	6.000%	1/30/17	2,875	3,120
HCP Inc.	6.700%	1/30/18	4,500	5,057
HCP Inc.	5.375%	2/1/21	10,120	10,575
Health Care REIT Inc.	4.700%	9/15/17	1,850	1,847
Health Care REIT Inc.	6.125%	4/15/20	2,250	2,338
Health Care REIT Inc.	4.950%	1/15/21	2,425	2,323
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,200	1,293
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,500	1,518
Hospitality Properties Trust	5.625%	3/15/17	3,150	3,192
Kilroy Realty LP	4.800%	7/15/18	5,950	5,924
Kimco Realty Corp.	5.700%	5/1/17	1,500	1,624
Kimco Realty Corp.	6.875%	10/1/19	2,957	3,395
Liberty Property LP	6.625%	10/1/17	2,000	2,276
Liberty Property LP	4.750%	10/1/20	2,410	2,448
Mack-Cali Realty LP	7.750%	8/15/19	975	1,159
National Retail Properties Inc.	6.875%	10/15/17	3,000	3,317
ProLogis LP	4.500%	8/15/17	1,200	1,202
ProLogis LP	7.375%	10/30/19	2,600	2,944
ProLogis LP	6.625%	12/1/19	2,225	2,405
ProLogis LP	6.875%	3/15/20	4,300	4,752
Realty Income Corp.	6.750%	8/15/19	4,150	4,724
Realty Income Corp.	5.750%	1/15/21	1,000	1,082
Regency Centers LP	5.875%	6/15/17	2,400	2,618

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Simon Property Group LP	2.800%	1/30/17	1,425	1,454
Simon Property Group LP	6.125%	5/30/18	3,225	3,717
Simon Property Group LP	5.650%	2/1/20	10,800	12,340
Simon Property Group LP	4.375%	3/1/21	1,235	1,308
Simon Property Group LP	4.125%	12/1/21	1,125	1,178
UDR Inc.	4.250%	6/1/18	850	876
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	2,650	2,560
				1,775,143
Industrial (21.0%)
Basic Industry (2.4%)
Agrium Inc.	6.750%	1/15/19	1,750	2,135
Air Products & Chemicals Inc.	3.000%	11/3/21	2,550	2,587
Albemarle Corp.	4.500%	12/15/20	1,050	1,118
Alcoa Inc.	5.550%	2/1/17	4,850	5,186
Alcoa Inc.	6.750%	7/15/18	9,800	10,815
Alcoa Inc.	6.150%	8/15/20	3,250	3,364
Alcoa Inc.	5.400%	4/15/21	7,025	7,061
Allegheny Technologies Inc.	5.950%	1/15/21	3,735	3,968
AngloGold Ashanti Holdings plc	5.375%	4/15/20	2,660	2,624
ArcelorMittal	6.125%	6/1/18	9,343	9,489
ArcelorMittal	9.850%	6/1/19	8,250	9,124
ArcelorMittal	5.250%	8/5/20	325	295
ArcelorMittal	5.500%	3/1/21	10,975	10,057
Barrick Gold Corp.	6.950%	4/1/19	6,100	7,467
Barrick North America Finance LLC	6.800%	9/15/18	2,150	2,587
Barrick North America Finance LLC	4.400%	5/30/21	4,575	4,949
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	1,975	2,296
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	9,150	11,254
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	6,525	6,704
Carpenter Technology Corp.	5.200%	7/15/21	2,350	2,292
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,000	2,362
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	1,525	1,535
Cliffs Natural Resources Inc.	5.900%	3/15/20	1,525	1,633
Cliffs Natural Resources Inc.	4.875%	4/1/21	5,150	5,187
Cytec Industries Inc.	8.950%	7/1/17	1,750	2,096
Dow Chemical Co.	4.250%	11/15/20	19,975	20,770
Dow Chemical Co.	4.125%	11/15/21	8,600	8,879
Eastman Chemical Co.	5.500%	11/15/19	650	739
Eastman Chemical Co.	4.500%	1/15/21	1,600	1,685
Ecolab Inc.	4.350%	12/8/21	3,450	3,716
EI du Pont de Nemours & Co.	6.000%	7/15/18	12,675	15,521
EI du Pont de Nemours & Co.	4.625%	1/15/20	4,450	5,103
EI du Pont de Nemours & Co.	4.250%	4/1/21	350	396
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	12,025	12,731
International Paper Co.	7.950%	6/15/18	7,200	8,743
International Paper Co.	9.375%	5/15/19	3,775	4,893
International Paper Co.	7.500%	8/15/21	5,490	6,774
3 Kinross Gold Corp.	5.125%	9/1/21	2,300	2,282
Lubrizol Corp.	8.875%	2/1/19	850	1,171
Monsanto Co.	5.125%	4/15/18	925	1,071
Mosaic Co.	3.750%	11/15/21	1,500	1,509
Newmont Mining Corp.	5.125%	10/1/19	4,025	4,445
Nucor Corp.	5.750%	12/1/17	825	971
Nucor Corp.	5.850%	6/1/18	3,275	3,908
Plum Creek Timberlands LP	4.700%	3/15/21	950	955
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	7,175	7,492
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,500	1,718
PPG Industries Inc.	6.650%	3/15/18	3,425	4,134
PPG Industries Inc.	3.600%	11/15/20	3,500	3,660
Praxair Inc.	5.200%	3/15/17	1,500	1,734
Praxair Inc.	4.500%	8/15/19	2,450	2,783
Praxair Inc.	3.000%	9/1/21	4,925	5,038
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	17,650	21,255

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	7,225	9,840
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	2,650	2,841
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	3,450	3,610
Rohm & Haas Co.	6.000%	9/15/17	5,825	6,633
RPM International Inc.	6.125%	10/15/19	2,575	2,798
Sigma-Aldrich Corp.	3.375%	11/1/20	550	576
Southern Copper Corp.	5.375%	4/16/20	1,725	1,773
Teck Resources Ltd.	3.150%	1/15/17	1,850	1,891
Teck Resources Ltd.	10.750%	5/15/19	7,250	8,899
Vale Overseas Ltd.	6.250%	1/23/17	2,750	3,109
Vale Overseas Ltd.	5.625%	9/15/19	5,450	5,987
Vale Overseas Ltd.	4.625%	9/15/20	7,300	7,550
Valspar Corp.	7.250%	6/15/19	1,275	1,542
Capital Goods (2.2%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	1,675	1,879
Allied Waste North America Inc.	6.875%	6/1/17	5,000	5,287
Bemis Co. Inc.	6.800%	8/1/19	2,300	2,754
Boeing Capital Corp.	2.900%	8/15/18	550	570
Boeing Co.	6.000%	3/15/19	6,975	8,482
Boeing Co.	4.875%	2/15/20	850	989
Caterpillar Financial Services Corp.	5.450%	4/15/18	7,950	9,265
Caterpillar Financial Services Corp.	7.050%	10/1/18	3,500	4,443
Caterpillar Financial Services Corp.	7.150%	2/15/19	7,250	9,255
Caterpillar Inc.	3.900%	5/27/21	6,325	6,936
Cooper US Inc.	3.875%	12/15/20	1,000	1,058
CRH America Inc.	8.125%	7/15/18	4,425	5,060
Danaher Corp.	5.625%	1/15/18	1,200	1,414
Danaher Corp.	5.400%	3/1/19	1,300	1,555
Danaher Corp.	3.900%	6/23/21	4,000	4,371
Deere & Co.	4.375%	10/16/19	700	787
Dover Corp.	5.450%	3/15/18	900	1,061
Dover Corp.	4.300%	3/1/21	5,500	6,182
Eaton Corp.	5.600%	5/15/18	5,325	6,315
Embraer Overseas Ltd.	6.375%	1/24/17	1,550	1,670
Embraer Overseas Ltd.	6.375%	1/15/20	2,800	2,984
Emerson Electric Co.	5.375%	10/15/17	5,000	5,890
Emerson Electric Co.	5.250%	10/15/18	850	1,005
Emerson Electric Co.	4.875%	10/15/19	1,450	1,689
General Dynamics Corp.	3.875%	7/15/21	2,900	3,127
General Electric Co.	5.250%	12/6/17	18,925	21,764
Goodrich Corp.	6.125%	3/1/19	3,472	4,196
Goodrich Corp.	4.875%	3/1/20	2,000	2,281
Goodrich Corp.	3.600%	2/1/21	1,050	1,093
Harsco Corp.	5.750%	5/15/18	4,450	5,132
Honeywell International Inc.	5.300%	3/15/17	1,000	1,162
Honeywell International Inc.	5.300%	3/1/18	4,025	4,755
Honeywell International Inc.	5.000%	2/15/19	3,250	3,788
Honeywell International Inc.	4.250%	3/1/21	4,000	4,514
IDEX Corp.	4.200%	12/15/21	400	405
Illinois Tool Works Inc.	6.250%	4/1/19	5,900	7,278
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	6,100	7,415
John Deere Capital Corp.	5.500%	4/13/17	2,300	2,711
John Deere Capital Corp.	2.800%	9/18/17	1,075	1,125
John Deere Capital Corp.	5.750%	9/10/18	12,100	14,648
John Deere Capital Corp.	3.900%	7/12/21	5,150	5,586
L-3 Communications Corp.	5.200%	10/15/19	4,075	4,140
L-3 Communications Corp.	4.750%	7/15/20	2,700	2,639
L-3 Communications Corp.	4.950%	2/15/21	8,225	8,131
Lockheed Martin Corp.	4.250%	11/15/19	6,300	6,676
Lockheed Martin Corp.	3.350%	9/15/21	5,600	5,564
Martin Marietta Materials Inc.	6.600%	4/15/18	2,050	2,169
Northrop Grumman Corp.	3.500%	3/15/21	5,750	5,832
Parker Hannifin Corp.	5.500%	5/15/18	2,000	2,354

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Raytheon Co.	6.400%	12/15/18	500	618
Raytheon Co.	4.400%	2/15/20	1,225	1,347
Raytheon Co.	3.125%	10/15/20	8,800	8,865
Republic Services Inc.	3.800%	5/15/18	2,430	2,531
Republic Services Inc.	5.500%	9/15/19	1,825	2,083
Republic Services Inc.	5.000%	3/1/20	6,025	6,694
Republic Services Inc.	5.250%	11/15/21	2,988	3,381
Rockwell Collins Inc.	5.250%	7/15/19	650	756
Rockwell Collins Inc.	3.100%	11/15/21	1,800	1,826
Roper Industries Inc.	6.250%	9/1/19	2,900	3,425
Sonoco Products Co.	4.375%	11/1/21	1,100	1,140
Stanley Black & Decker Inc.	3.400%	12/1/21	775	786
Textron Inc.	5.600%	12/1/17	2,700	2,849
Textron Inc.	7.250%	10/1/19	1,000	1,131
Tyco International Finance SA	3.750%	1/15/18	2,175	2,296
Tyco International Finance SA	8.500%	1/15/19	7,650	9,861
Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	850	1,046
United Technologies Corp.	5.375%	12/15/17	3,850	4,550
United Technologies Corp.	6.125%	2/1/19	8,000	9,882
United Technologies Corp.	4.500%	4/15/20	7,100	7,970
Waste Management Inc.	7.375%	3/11/19	1,450	1,823
Waste Management Inc.	4.750%	6/30/20	6,675	7,346
Waste Management Inc.	4.600%	3/1/21	1,400	1,522
Communication (3.5%)
America Movil SAB de CV	5.000%	10/16/19	7,500	8,345
America Movil SAB de CV	5.000%	3/30/20	8,800	9,779
American Tower Corp.	4.500%	1/15/18	5,000	5,092
American Tower Corp.	5.050%	9/1/20	8,070	8,110
AT&T Inc.	5.500%	2/1/18	15,950	18,457
AT&T Inc.	5.600%	5/15/18	4,450	5,177
AT&T Inc.	5.800%	2/15/19	11,175	13,229
AT&T Inc.	4.450%	5/15/21	2,575	2,832
AT&T Inc.	3.875%	8/15/21	7,950	8,446
British Telecommunications plc	5.950%	1/15/18	4,575	5,041
CBS Corp.	8.875%	5/15/19	6,350	8,153
CBS Corp.	5.750%	4/15/20	220	247
CBS Corp.	4.300%	2/15/21	3,300	3,429
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	13,550	18,312
CenturyLink Inc.	6.000%	4/1/17	2,475	2,509
CenturyLink Inc.	6.150%	9/15/19	500	501
CenturyLink Inc.	6.450%	6/15/21	8,575	8,618
Comcast Cable Communications LLC	8.875%	5/1/17	1,700	2,201
Comcast Corp.	6.500%	1/15/17	1,575	1,854
Comcast Corp.	6.300%	11/15/17	7,125	8,453
Comcast Corp.	5.875%	2/15/18	5,375	6,216
Comcast Corp.	5.700%	5/15/18	3,600	4,141
Comcast Corp.	5.700%	7/1/19	1,075	1,245
Comcast Corp.	5.150%	3/1/20	14,050	15,918
Deutsche Telekom International Finance BV	6.750%	8/20/18	4,250	5,077
Deutsche Telekom International Finance BV	6.000%	7/8/19	625	720
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	6,150	6,920
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.200%	3/15/20	9,100	9,838
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.000%	3/1/21	7,500	8,012
Discovery Communications LLC	5.050%	6/1/20	6,300	6,968
Discovery Communications LLC	4.375%	6/15/21	2,150	2,277
France Telecom SA	5.375%	7/8/19	5,100	5,611
France Telecom SA	4.125%	9/14/21	6,125	6,197
GTE Corp.	6.840%	4/15/18	1,000	1,197
McGraw-Hill Cos. Inc.	5.900%	11/15/17	2,950	3,210
NBCUniversal Media LLC	5.150%	4/30/20	11,625	12,992
NBCUniversal Media LLC	4.375%	4/1/21	8,390	8,878
News America Inc.	6.900%	3/1/19	10,800	12,733
News America Inc.	4.500%	2/15/21	4,500	4,731

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Omnicom Group Inc.	4.450%	8/15/20	5,500	5,647
Qwest Corp.	6.500%	6/1/17	4,000	4,379
Reed Elsevier Capital Inc.	8.625%	1/15/19	4,128	5,150
Rogers Communications Inc.	6.800%	8/15/18	6,715	8,177
Telecom Italia Capital SA	6.999%	6/4/18	2,625	2,430
Telecom Italia Capital SA	7.175%	6/18/19	7,555	7,078
Telefonica Emisiones SAU	5.877%	7/15/19	2,000	1,982
Telefonica Emisiones SAU	5.134%	4/27/20	6,600	6,145
Telefonica Emisiones SAU	5.462%	2/16/21	14,000	13,355
Thomson Reuters Corp.	6.500%	7/15/18	3,950	4,718
Thomson Reuters Corp.	4.700%	10/15/19	1,000	1,104
Thomson Reuters Corp.	3.950%	9/30/21	2,875	2,974
Time Warner Cable Inc.	5.850%	5/1/17	15,625	17,794
Time Warner Cable Inc.	6.750%	7/1/18	13,900	16,495
Time Warner Cable Inc.	8.750%	2/14/19	1,575	2,018
Time Warner Cable Inc.	8.250%	4/1/19	5,475	6,890
Time Warner Cable Inc.	5.000%	2/1/20	8,910	9,759
Time Warner Cable Inc.	4.000%	9/1/21	7,000	7,096
Verizon Communications Inc.	5.500%	2/15/18	10,725	12,552
Verizon Communications Inc.	6.100%	4/15/18	2,250	2,692
Verizon Communications Inc.	8.750%	11/1/18	11,075	14,954
Verizon Communications Inc.	6.350%	4/1/19	7,500	9,245
Verizon Communications Inc.	4.600%	4/1/21	10,525	11,949
Verizon Communications Inc.	3.500%	11/1/21	11,925	12,421
Virgin Media Secured Finance plc	6.500%	1/15/18	2,500	2,656
Virgin Media Secured Finance plc	5.250%	1/15/21	3,000	3,182
Vodafone Group plc	5.625%	2/27/17	7,150	8,295
Vodafone Group plc	4.625%	7/15/18	1,000	1,106
Vodafone Group plc	5.450%	6/10/19	2,400	2,810
Vodafone Group plc	4.375%	3/16/21	2,000	2,176
Washington Post Co.	7.250%	2/1/19	1,075	1,250
3 WPP Finance 2010	4.750%	11/21/21	2,800	2,794
Consumer Cyclical (1.9%)
AutoZone Inc.	7.125%	8/1/18	2,050	2,459
AutoZone Inc.	4.000%	11/15/20	250	255
Best Buy Co. Inc.	5.500%	3/15/21	3,150	3,012
BorgWarner Inc.	4.625%	9/15/20	950	1,009
Costco Wholesale Corp.	5.500%	3/15/17	4,675	5,591
CVS Caremark Corp.	5.750%	6/1/17	13,600	15,869
CVS Caremark Corp.	6.600%	3/15/19	6,435	7,827
CVS Caremark Corp.	4.125%	5/15/21	1,000	1,075
Darden Restaurants Inc.	6.200%	10/15/17	4,025	4,644
Darden Restaurants Inc.	4.500%	10/15/21	2,250	2,317
eBay Inc.	3.250%	10/15/20	2,175	2,179
Expedia Inc.	5.950%	8/15/20	9,275	9,350
Family Dollar Stores Inc.	5.000%	2/1/21	1,450	1,495
Gap Inc.	5.950%	4/12/21	4,200	4,001
Historic TW Inc.	6.875%	6/15/18	800	950
Home Depot Inc.	3.950%	9/15/20	400	433
Home Depot Inc.	4.400%	4/1/21	8,350	9,410
Hyatt Hotels Corp.	5.375%	8/15/21	900	923
International Game Technology	7.500%	6/15/19	2,100	2,447
International Game Technology	5.500%	6/15/20	650	682
Johnson Controls Inc.	5.000%	3/30/20	2,850	3,191
Johnson Controls Inc.	4.250%	3/1/21	650	696
Johnson Controls Inc.	3.750%	12/1/21	2,750	2,844
Kohl's Corp.	6.250%	12/15/17	4,000	4,795
Kohl's Corp.	4.000%	11/1/21	950	973
Lowe's Cos. Inc.	6.100%	9/15/17	600	712
Lowe's Cos. Inc.	4.625%	4/15/20	2,450	2,716
Lowe's Cos. Inc.	3.750%	4/15/21	500	518
Lowe's Cos. Inc.	3.800%	11/15/21	2,675	2,813
Marriott International Inc.	6.375%	6/15/17	2,450	2,820

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
McDonald's Corp.	5.300%	3/15/17	750	885
McDonald's Corp.	5.800%	10/15/17	3,950	4,824
McDonald's Corp.	5.350%	3/1/18	4,775	5,695
McDonald's Corp.	5.000%	2/1/19	725	858
McDonald's Corp.	3.625%	5/20/21	3,500	3,834
Nordstrom Inc.	6.250%	1/15/18	2,700	3,209
Nordstrom Inc.	4.750%	5/1/20	4,150	4,608
Nordstrom Inc.	4.000%	10/15/21	1,975	2,076
O'Reilly Automotive Inc.	4.875%	1/14/21	1,825	1,932
O'Reilly Automotive Inc.	4.625%	9/15/21	625	655
Target Corp.	6.000%	1/15/18	5,375	6,564
Target Corp.	3.875%	7/15/20	7,200	7,969
Time Warner Inc.	4.875%	3/15/20	6,800	7,396
Time Warner Inc.	4.700%	1/15/21	3,000	3,234
Time Warner Inc.	4.750%	3/29/21	8,575	9,289
TJX Cos. Inc.	6.950%	4/15/19	4,325	5,387
Toyota Motor Credit Corp.	4.500%	6/17/20	3,300	3,601
Toyota Motor Credit Corp.	4.250%	1/11/21	1,475	1,603
Toyota Motor Credit Corp.	3.400%	9/15/21	4,375	4,544
VF Corp.	5.950%	11/1/17	1,125	1,332
VF Corp.	3.500%	9/1/21	1,575	1,630
Viacom Inc.	3.500%	4/1/17	5,350	5,556
Viacom Inc.	6.125%	10/5/17	50	58
Viacom Inc.	5.625%	9/15/19	7,175	8,103
Wal-Mart Stores Inc.	5.375%	4/5/17	2,575	3,042
Wal-Mart Stores Inc.	5.800%	2/15/18	7,225	8,891
Wal-Mart Stores Inc.	3.625%	7/8/20	4,800	5,243
Wal-Mart Stores Inc.	3.250%	10/25/20	10,900	11,642
Wal-Mart Stores Inc.	4.250%	4/15/21	6,250	7,224
Walgreen Co.	5.250%	1/15/19	5,800	6,893
Walt Disney Co.	5.875%	12/15/17	2,600	3,153
Walt Disney Co.	3.750%	6/1/21	600	656
Walt Disney Co.	2.750%	8/16/21	5,575	5,656
Western Union Co.	3.650%	8/22/18	2,600	2,670
Wyndham Worldwide Corp.	5.750%	2/1/18	6,180	6,535
Yum! Brands Inc.	6.250%	3/15/18	7,125	8,338
Consumer Noncyclical (5.6%)
Abbott Laboratories	5.600%	11/30/17	8,500	10,166
Abbott Laboratories	5.125%	4/1/19	6,200	7,192
Abbott Laboratories	4.125%	5/27/20	4,225	4,682
Allergan Inc.	3.375%	9/15/20	3,000	3,091
Altria Group Inc.	9.700%	11/10/18	22,400	30,159
Altria Group Inc.	9.250%	8/6/19	3,800	5,104
Altria Group Inc.	4.750%	5/5/21	8,900	9,788
AmerisourceBergen Corp.	3.500%	11/15/21	5,350	5,518
Amgen Inc.	5.850%	6/1/17	8,675	10,004
Amgen Inc.	5.700%	2/1/19	3,025	3,403
Amgen Inc.	3.450%	10/1/20	6,425	6,293
Amgen Inc.	4.100%	6/15/21	3,100	3,176
Amgen Inc.	3.875%	11/15/21	7,500	7,621
Anheuser-Busch Cos. LLC	5.600%	3/1/17	4,100	4,818
Anheuser-Busch Cos. LLC	5.500%	1/15/18	3,900	4,532
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	6,075	7,856
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	6,325	7,925
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	19,650	23,114
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,800	3,204
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,175	1,307
Archer-Daniels-Midland Co.	8.375%	4/15/17	1,375	1,787
Archer-Daniels-Midland Co.	5.450%	3/15/18	2,050	2,430
Archer-Daniels-Midland Co.	4.479%	3/1/21	4,625	5,237
3 Aristotle Holding Inc.	4.750%	11/15/21	4,625	4,780
AstraZeneca plc	5.900%	9/15/17	7,625	9,192
Avon Products Inc.	5.750%	3/1/18	1,856	2,023

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Avon Products Inc.	6.500%	3/1/19	385	436
Baxter International Inc.	5.375%	6/1/18	3,500	4,108
Baxter International Inc.	4.250%	3/15/20	3,000	3,310
Becton Dickinson and Co.	5.000%	5/15/19	2,975	3,444
Becton Dickinson and Co.	3.250%	11/12/20	2,820	2,913
Becton Dickinson and Co.	3.125%	11/8/21	5,175	5,351
Biogen Idec Inc.	6.875%	3/1/18	4,950	5,996
Boston Scientific Corp.	5.125%	1/12/17	2,500	2,691
Boston Scientific Corp.	6.000%	1/15/20	6,750	7,557
Bottling Group LLC	5.125%	1/15/19	6,470	7,532
Bristol-Myers Squibb Co.	5.450%	5/1/18	1,425	1,704
Bunge Ltd. Finance Corp.	8.500%	6/15/19	7,375	9,026
Campbell Soup Co.	3.050%	7/15/17	1,850	1,974
Campbell Soup Co.	4.250%	4/15/21	1,550	1,729
Cardinal Health Inc.	4.625%	12/15/20	3,125	3,349
CareFusion Corp.	6.375%	8/1/19	2,750	3,236
Celgene Corp.	3.950%	10/15/20	925	930
Clorox Co.	5.950%	10/15/17	4,000	4,631
Coca-Cola Co.	5.350%	11/15/17	9,325	11,212
Coca-Cola Co.	4.875%	3/15/19	2,400	2,799
Coca-Cola Co.	3.150%	11/15/20	6,500	6,819
Coca-Cola Co.	3.300%	9/1/21	5,525	5,830
Coca-Cola Enterprises Inc.	3.500%	9/15/20	1,100	1,149
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,000	2,210
Colgate-Palmolive Co.	1.300%	1/15/17	1,650	1,638
Colgate-Palmolive Co.	2.625%	5/1/17	3,060	3,234
Colgate-Palmolive Co.	2.450%	11/15/21	1,500	1,496
ConAgra Foods Inc.	5.819%	6/15/17	1,500	1,686
ConAgra Foods Inc.	7.000%	4/15/19	500	588
Corn Products International Inc.	4.625%	11/1/20	2,000	2,118
Covidien International Finance SA	6.000%	10/15/17	7,925	9,386
CR Bard Inc.	4.400%	1/15/21	2,000	2,249
Delhaize Group SA	6.500%	6/15/17	2,800	3,285
DENTSPLY International Inc.	4.125%	8/15/21	2,000	2,056
Diageo Capital plc	5.750%	10/23/17	4,800	5,644
Diageo Capital plc	4.828%	7/15/20	975	1,110
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	4,250	5,267
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	825	821
Eli Lilly & Co.	5.200%	3/15/17	4,925	5,710
3 Energizer Holdings Inc.	4.700%	5/19/21	2,300	2,429
Express Scripts Inc.	7.250%	6/15/19	2,050	2,428
General Mills Inc.	5.700%	2/15/17	5,750	6,777
General Mills Inc.	5.650%	2/15/19	8,175	9,709
General Mills Inc.	3.150%	12/15/21	875	893
Gilead Sciences Inc.	4.500%	4/1/21	4,300	4,530
Gilead Sciences Inc.	4.400%	12/1/21	3,825	4,059
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	14,550	17,535
Hasbro Inc.	6.300%	9/15/17	2,175	2,498
HJ Heinz Co.	3.125%	9/12/21	2,750	2,765
Hormel Foods Corp.	4.125%	4/15/21	875	967
Hospira Inc.	6.050%	3/30/17	2,000	2,221
JM Smucker Co.	3.500%	10/15/21	2,950	3,017
Johnson & Johnson	5.550%	8/15/17	550	664
Johnson & Johnson	5.150%	7/15/18	8,625	10,381
Johnson & Johnson	2.950%	9/1/20	2,000	2,121
Kellogg Co.	3.250%	5/21/18	1,325	1,383
Kellogg Co.	4.150%	11/15/19	4,350	4,714
Kellogg Co.	4.000%	12/15/20	4,275	4,526
Kimberly-Clark Corp.	6.125%	8/1/17	7,000	8,562
Kimberly-Clark Corp.	6.250%	7/15/18	675	832
Kimberly-Clark Corp.	3.625%	8/1/20	1,000	1,076
Kimberly-Clark Corp.	3.875%	3/1/21	2,095	2,315
Koninklijke Philips Electronics NV	5.750%	3/11/18	8,800	10,077
Kraft Foods Inc.	6.500%	8/11/17	13,450	15,954

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kraft Foods Inc.	6.125%	2/1/18	5,150	6,044
Kraft Foods Inc.	6.125%	8/23/18	700	827
Kraft Foods Inc.	5.375%	2/10/20	20,100	23,153
Kroger Co.	6.400%	8/15/17	2,350	2,799
Kroger Co.	6.150%	1/15/20	5,369	6,534
Laboratory Corp. of America Holdings	4.625%	11/15/20	3,000	3,167
Life Technologies Corp.	6.000%	3/1/20	6,950	7,761
Life Technologies Corp.	5.000%	1/15/21	3,875	4,083
Lorillard Tobacco Co.	8.125%	6/23/19	4,425	5,269
McCormick & Co. Inc.	3.900%	7/15/21	1,850	1,967
McKesson Corp.	5.700%	3/1/17	1,000	1,167
McKesson Corp.	7.500%	2/15/19	1,825	2,340
McKesson Corp.	4.750%	3/1/21	7,125	8,099
Mead Johnson Nutrition Co.	4.900%	11/1/19	5,725	6,299
Medco Health Solutions Inc.	7.125%	3/15/18	9,800	11,478
Medtronic Inc.	5.600%	3/15/19	1,525	1,815
Medtronic Inc.	4.450%	3/15/20	4,075	4,603
Merck & Co. Inc.	6.000%	9/15/17	1,925	2,360
Merck & Co. Inc.	5.000%	6/30/19	5,525	6,513
Merck & Co. Inc.	3.875%	1/15/21	8,000	8,982
Novant Health Inc.	5.850%	11/1/19	1,300	1,512
Novartis Capital Corp.	4.400%	4/24/20	6,300	7,158
Novartis Securities Investment Ltd.	5.125%	2/10/19	13,625	16,007
Partners Healthcare System Inc.	3.443%	7/1/21	1,325	1,343
PepsiAmericas Inc.	5.000%	5/15/17	750	868
PepsiCo Inc.	5.000%	6/1/18	9,200	10,667
PepsiCo Inc.	7.900%	11/1/18	8,700	11,676
PepsiCo Inc.	4.500%	1/15/20	1,900	2,149
PepsiCo Inc.	3.125%	11/1/20	2,000	2,078
PepsiCo Inc.	3.000%	8/25/21	3,500	3,595
PerkinElmer Inc.	5.000%	11/15/21	1,850	1,867
Pfizer Inc.	6.200%	3/15/19	21,000	25,965
Philip Morris International Inc.	5.650%	5/16/18	16,375	19,415
Philip Morris International Inc.	4.125%	5/17/21	2,000	2,221
Philip Morris International Inc.	2.900%	11/15/21	2,300	2,348
Procter & Gamble Co.	4.700%	2/15/19	9,426	11,086
Quest Diagnostics Inc.	6.400%	7/1/17	1,325	1,563
Quest Diagnostics Inc.	4.750%	1/30/20	1,100	1,174
Quest Diagnostics Inc.	4.700%	4/1/21	1,000	1,067
Reynolds American Inc.	6.750%	6/15/17	6,500	7,422
Safeway Inc.	6.350%	8/15/17	3,400	3,855
Safeway Inc.	5.000%	8/15/19	2,750	2,927
Safeway Inc.	3.950%	8/15/20	1,500	1,486
Sanofi	4.000%	3/29/21	16,600	18,384
Sara Lee Corp.	4.100%	9/15/20	325	327
St. Jude Medical Inc.	4.875%	7/15/19	2,757	3,141
Stryker Corp.	4.375%	1/15/20	1,950	2,180
Sysco Corp.	5.250%	2/12/18	2,500	2,924
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	2,350	2,393
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	2,650	2,677
Thermo Fisher Scientific Inc.	4.700%	5/1/20	650	735
Thermo Fisher Scientific Inc.	4.500%	3/1/21	1,850	2,058
Thermo Fisher Scientific Inc.	3.600%	8/15/21	4,700	4,943
Unilever Capital Corp.	4.800%	2/15/19	2,475	2,874
Unilever Capital Corp.	4.250%	2/10/21	6,880	7,898
UST LLC	5.750%	3/1/18	975	1,082
Watson Pharmaceuticals Inc.	6.125%	8/15/19	2,000	2,354
Wyeth	5.450%	4/1/17	1,725	2,024
Zimmer Holdings Inc.	4.625%	11/30/19	3,175	3,471
Zimmer Holdings Inc.	3.375%	11/30/21	350	352
Energy (2.6%)
Anadarko Petroleum Corp.	6.375%	9/15/17	14,900	17,255
Anadarko Petroleum Corp.	6.950%	6/15/19	2,700	3,184

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apache Corp.	5.625%	1/15/17	625	739
Apache Corp.	6.900%	9/15/18	3,800	4,844
Apache Corp.	3.625%	2/1/21	3,800	4,101
Baker Hughes Inc.	7.500%	11/15/18	3,000	3,967
3 Baker Hughes Inc.	3.200%	8/15/21	2,300	2,368
BJ Services Co.	6.000%	6/1/18	1,225	1,471
BP Capital Markets plc	4.750%	3/10/19	4,675	5,223
BP Capital Markets plc	4.500%	10/1/20	5,780	6,405
BP Capital Markets plc	4.742%	3/11/21	7,400	8,410
BP Capital Markets plc	3.561%	11/1/21	2,600	2,728
Cameron International Corp.	6.375%	7/15/18	3,600	4,248
Cameron International Corp.	4.500%	6/1/21	650	698
Canadian Natural Resources Ltd.	5.700%	5/15/17	7,125	8,338
Canadian Natural Resources Ltd.	3.450%	11/15/21	2,600	2,704
Cenovus Energy Inc.	5.700%	10/15/19	5,300	6,230
Chevron Corp.	4.950%	3/3/19	6,300	7,461
ConocoPhillips	5.750%	2/1/19	10,875	13,147
ConocoPhillips	6.000%	1/15/20	5,450	6,768
Devon Energy Corp.	6.300%	1/15/19	2,875	3,517
Devon Energy Corp.	4.000%	7/15/21	3,800	4,150
Diamond Offshore Drilling Inc.	5.875%	5/1/19	1,050	1,214
Encana Corp.	5.900%	12/1/17	4,225	4,787
Encana Corp.	3.900%	11/15/21	3,500	3,506
Ensco plc	4.700%	3/15/21	5,950	6,185
EOG Resources Inc.	5.875%	9/15/17	2,300	2,763
EOG Resources Inc.	6.875%	10/1/18	4,525	5,610
EOG Resources Inc.	4.400%	6/1/20	1,200	1,337
EOG Resources Inc.	4.100%	2/1/21	5,200	5,691
Halliburton Co.	6.150%	9/15/19	4,300	5,285
Halliburton Co.	3.250%	11/15/21	2,200	2,268
Hess Corp.	8.125%	2/15/19	3,925	5,031
Husky Energy Inc.	6.150%	6/15/19	510	577
Husky Energy Inc.	7.250%	12/15/19	3,895	4,771
Marathon Oil Corp.	6.000%	10/1/17	8,775	10,225
Marathon Oil Corp.	5.900%	3/15/18	137	160
Marathon Petroleum Corp.	5.125%	3/1/21	4,000	4,208
Nabors Industries Inc.	6.150%	2/15/18	6,575	7,362
Nabors Industries Inc.	9.250%	1/15/19	6,875	8,645
Nabors Industries Inc.	5.000%	9/15/20	1,450	1,483
Nexen Inc.	6.200%	7/30/19	2,000	2,323
Noble Energy Inc.	8.250%	3/1/19	4,081	5,335
Noble Energy Inc.	4.150%	12/15/21	3,625	3,754
Noble Holding International Ltd.	4.900%	8/1/20	6,715	7,106
Noble Holding International Ltd.	4.625%	3/1/21	1,800	1,875
Occidental Petroleum Corp.	1.750%	2/15/17	11,500	11,637
Occidental Petroleum Corp.	4.100%	2/1/21	4,000	4,455
Petro-Canada	6.050%	5/15/18	7,350	8,626
Petrohawk Energy Corp.	7.250%	8/15/18	3,200	3,592
Pride International Inc.	6.875%	8/15/20	9,660	11,278
Rowan Cos. Inc.	7.875%	8/1/19	2,150	2,523
Shell International Finance BV	5.200%	3/22/17	2,775	3,242
Shell International Finance BV	4.300%	9/22/19	12,775	14,729
Shell International Finance BV	4.375%	3/25/20	3,900	4,542
Suncor Energy Inc.	6.100%	6/1/18	3,575	4,221
Talisman Energy Inc.	7.750%	6/1/19	3,875	4,776
Talisman Energy Inc.	3.750%	2/1/21	4,000	3,931
Total Capital SA	4.450%	6/24/20	4,750	5,289
Total Capital SA	4.125%	1/28/21	6,000	6,518
Transocean Inc.	4.950%	11/15/15	225	229
Transocean Inc.	6.000%	3/15/18	6,750	6,968
Transocean Inc.	6.500%	11/15/20	2,500	2,580
Valero Energy Corp.	6.125%	6/15/17	6,000	6,706
Valero Energy Corp.	9.375%	3/15/19	4,000	5,122
Valero Energy Corp.	6.125%	2/1/20	3,780	4,198

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Weatherford International Inc.	6.350%	6/15/17	2,035	2,277
Weatherford International Ltd.	6.000%	3/15/18	5,880	6,530
Weatherford International Ltd.	9.625%	3/1/19	7,565	9,791
Weatherford International Ltd.	5.125%	9/15/20	900	942
Williams Cos. Inc.	7.875%	9/1/21	279	344
XTO Energy Inc.	6.250%	8/1/17	3,125	3,852
XTO Energy Inc.	5.500%	6/15/18	1,875	2,293
Other Industrial (0.1%)
Cintas Corp. No 2	6.125%	12/1/17	1,300	1,558
Cornell University New York Revenue	5.450%	2/1/19	1,350	1,624
Fluor Corp.	3.375%	9/15/21	2,300	2,326
Technology (1.9%)
Adobe Systems Inc.	4.750%	2/1/20	4,175	4,509
Agilent Technologies Inc.	6.500%	11/1/17	4,725	5,518
Agilent Technologies Inc.	5.000%	7/15/20	3,000	3,346
Applied Materials Inc.	4.300%	6/15/21	6,825	7,256
Arrow Electronics Inc.	5.125%	3/1/21	2,000	2,024
BMC Software Inc.	7.250%	6/1/18	1,550	1,792
Broadcom Corp.	2.700%	11/1/18	1,750	1,758
CA Inc.	5.375%	12/1/19	6,450	6,997
Cisco Systems Inc.	3.150%	3/14/17	1,725	1,872
Cisco Systems Inc.	4.950%	2/15/19	8,892	10,285
Cisco Systems Inc.	4.450%	1/15/20	14,875	16,917
Computer Sciences Corp.	6.500%	3/15/18	3,900	3,826
Corning Inc.	6.625%	5/15/19	950	1,150
Corning Inc.	4.250%	8/15/20	1,447	1,543
Dell Inc.	5.650%	4/15/18	2,500	2,895
Dell Inc.	5.875%	6/15/19	3,675	4,309
Equifax Inc.	6.300%	7/1/17	1,300	1,459
Fiserv Inc.	6.800%	11/20/17	3,150	3,669
Fiserv Inc.	4.750%	6/15/21	2,000	2,089
Google Inc.	3.625%	5/19/21	5,600	6,124
Harris Corp.	5.950%	12/1/17	775	905
Harris Corp.	6.375%	6/15/19	775	880
Harris Corp.	4.400%	12/15/20	4,300	4,377
Hewlett-Packard Co.	5.400%	3/1/17	3,850	4,241
Hewlett-Packard Co.	5.500%	3/1/18	2,125	2,361
Hewlett-Packard Co.	3.750%	12/1/20	6,800	6,690
Hewlett-Packard Co.	4.300%	6/1/21	4,000	4,062
Hewlett-Packard Co.	4.375%	9/15/21	4,000	4,094
Hewlett-Packard Co.	4.650%	12/9/21	7,500	7,910
Intel Corp.	3.300%	10/1/21	11,441	12,027
International Business Machines Corp.	5.700%	9/14/17	25,725	31,165
International Business Machines Corp.	2.900%	11/1/21	4,400	4,526
Intuit Inc.	5.750%	3/15/17	1,025	1,151
Juniper Networks Inc.	4.600%	3/15/21	725	771
Lexmark International Inc.	6.650%	6/1/18	2,975	3,316
Microsoft Corp.	4.200%	6/1/19	9,175	10,539
Motorola Solutions Inc.	6.000%	11/15/17	2,220	2,498
Nokia Oyj	5.375%	5/15/19	9,025	9,132
Oracle Corp.	5.750%	4/15/18	7,600	9,254
Oracle Corp.	5.000%	7/8/19	7,925	9,305
Oracle Corp.	3.875%	7/15/20	10,940	11,994
Pitney Bowes Inc.	5.750%	9/15/17	1,800	1,939
Pitney Bowes Inc.	4.750%	5/15/18	1,000	997
SAIC Inc.	4.450%	12/1/20	1,200	1,277
Symantec Corp.	4.200%	9/15/20	3,705	3,738
Tyco Electronics Group SA	6.550%	10/1/17	4,250	4,910
Xerox Corp.	6.750%	2/1/17	1,650	1,888
Xerox Corp.	6.350%	5/15/18	10,275	11,589
Xerox Corp.	5.625%	12/15/19	2,775	3,025
Transportation (0.8%)
4 American Airlines 2011-1 Class A Pass Through Trust	5.250%	1/31/21	649	605

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 American Airlines 2011-2 Class A Pass Through Trust	8.625%	10/15/21	400	415
4 American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	3,004	3,191
Burlington Northern Santa Fe LLC	5.650%	5/1/17	4,150	4,787
Burlington Northern Santa Fe LLC	5.750%	3/15/18	5,400	6,287
Burlington Northern Santa Fe LLC	3.450%	9/15/21	5,525	5,696
Canadian National Railway Co.	5.850%	11/15/17	500	599
Canadian National Railway Co.	5.550%	5/15/18	900	1,062
Canadian National Railway Co.	5.550%	3/1/19	2,000	2,406
Canadian National Railway Co.	2.850%	12/15/21	1,800	1,814
Canadian Pacific Railway Co.	7.250%	5/15/19	1,500	1,758
Con-way Inc.	7.250%	1/15/18	3,400	3,834
4 Continental Airlines 1997-4 Class A Pass Through Trust	6.900%	1/2/18	1,310	1,366
4 Continental Airlines 1998-1 Class A Pass Through Trust	6.648%	9/15/17	1,346	1,389
4 Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	11/10/19	4,171	4,473
4 Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	1/12/21	2,500	2,550
CSX Corp.	5.600%	5/1/17	3,850	4,405
CSX Corp.	7.900%	5/1/17	282	352
CSX Corp.	6.250%	3/15/18	7,025	8,364
CSX Corp.	7.375%	2/1/19	725	907
CSX Corp.	4.250%	6/1/21	2,025	2,163
CSX Corp.	6.220%	4/30/40	393	479
4 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	1,930	2,099
4 Delta Air Lines 2010-1 Class A Pass Through Trust	6.200%	7/2/18	2,735	2,920
4 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	5/23/19	3,265	3,330
FedEx Corp.	8.000%	1/15/19	3,315	4,351
Norfolk Southern Corp.	7.700%	5/15/17	2,400	3,042
Norfolk Southern Corp.	5.750%	4/1/18	2,375	2,789
Norfolk Southern Corp.	5.900%	6/15/19	6,900	8,350
Norfolk Southern Railway Co.	9.750%	6/15/20	411	598
Ryder System Inc.	3.500%	6/1/17	1,325	1,359
Southwest Airlines Co.	5.125%	3/1/17	650	696
Union Pacific Corp.	5.700%	8/15/18	3,825	4,529
Union Pacific Corp.	4.163%	7/15/22	4,596	4,968
United Parcel Service Inc.	5.500%	1/15/18	3,100	3,727
United Parcel Service Inc.	5.125%	4/1/19	2,200	2,665
United Parcel Service Inc.	3.125%	1/15/21	6,700	7,105
United Parcel Service of America Inc.	8.375%	4/1/20	500	709
				2,873,933
Utilities (4.3%)
Electric (2.6%)
Alabama Power Co.	5.500%	10/15/17	1,925	2,288
Ameren Illinois Co.	6.125%	11/15/17	3,100	3,649
Ameren Illinois Co.	6.250%	4/1/18	2,000	2,302
Ameren Illinois Co.	9.750%	11/15/18	2,750	3,631
Appalachian Power Co.	7.950%	1/15/20	675	884
Appalachian Power Co.	4.600%	3/30/21	2,550	2,802
Arizona Public Service Co.	8.750%	3/1/19	2,000	2,540
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,700	1,726
Carolina Power & Light Co.	5.300%	1/15/19	9,725	11,410
Carolina Power & Light Co.	3.000%	9/15/21	2,675	2,746
CenterPoint Energy Inc.	6.500%	5/1/18	4,500	5,252
Cleveland Electric Illuminating Co.	7.880%	11/1/17	250	315
Commonwealth Edison Co.	6.150%	9/15/17	4,250	5,015
Commonwealth Edison Co.	5.800%	3/15/18	2,550	3,009
Commonwealth Edison Co.	4.000%	8/1/20	2,000	2,160
Connecticut Light & Power Co.	5.650%	5/1/18	3,000	3,548
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	5,000	6,098
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	2,000	2,572
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,200	1,516
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,000	2,282
Constellation Energy Group Inc.	5.150%	12/1/20	2,000	2,179
Consumers Energy Co.	6.125%	3/15/19	300	364
Consumers Energy Co.	6.700%	9/15/19	8,466	10,718

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Consumers Energy Co.	5.650%	4/15/20	1,075	1,280
Detroit Edison Co.	3.450%	10/1/20	2,500	2,628
Detroit Edison Co.	3.900%	6/1/21	750	822
Dominion Resources Inc.	6.000%	11/30/17	4,750	5,626
Dominion Resources Inc.	8.875%	1/15/19	5,375	7,126
Dominion Resources Inc.	5.200%	8/15/19	900	1,043
Dominion Resources Inc.	4.450%	3/15/21	11,000	12,275
Duke Energy Carolinas LLC	5.100%	4/15/18	6,750	7,901
Duke Energy Carolinas LLC	4.300%	6/15/20	1,050	1,191
Duke Energy Carolinas LLC	3.900%	6/15/21	2,000	2,197
Duke Energy Corp.	5.050%	9/15/19	10,600	11,960
Duke Energy Indiana Inc.	3.750%	7/15/20	1,450	1,551
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	2,600	2,975
Entergy Louisiana LLC	6.500%	9/1/18	2,625	3,165
Exelon Generation Co. LLC	6.200%	10/1/17	3,500	4,025
Exelon Generation Co. LLC	4.000%	10/1/20	4,875	5,006
FirstEnergy Solutions Corp.	6.050%	8/15/21	5,800	6,481
Florida Power & Light Co.	5.550%	11/1/17	1,950	2,359
Florida Power Corp.	5.650%	6/15/18	2,100	2,508
Georgia Power Co.	5.700%	6/1/17	3,000	3,575
Great Plains Energy Inc.	4.850%	6/1/21	6,095	6,484
Indiana Michigan Power Co.	7.000%	3/15/19	5,747	7,129
Jersey Central Power & Light Co.	5.650%	6/1/17	5,475	6,289
Kentucky Utilities Co.	3.250%	11/1/20	2,300	2,394
LG&E and KU Energy LLC	3.750%	11/15/20	2,025	2,053
Metropolitan Edison Co.	7.700%	1/15/19	2,000	2,530
MidAmerican Energy Co.	5.950%	7/15/17	925	1,086
MidAmerican Energy Co.	5.300%	3/15/18	400	467
Midamerican Energy Holdings Co.	5.750%	4/1/18	5,350	6,205
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	250	284
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	9,625	11,140
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	2,525	3,612
Nevada Power Co.	6.500%	5/15/18	4,217	5,080
Nevada Power Co.	6.500%	8/1/18	4,175	5,036
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	4,500	5,229
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	3,000	3,199
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,700	1,704
4 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	500	520
Northern States Power Co.	5.250%	3/1/18	5,350	6,387
NSTAR	4.500%	11/15/19	3,500	3,873
NSTAR Electric Co.	5.625%	11/15/17	975	1,149
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	2,500	3,039
Pacific Gas & Electric Co.	5.625%	11/30/17	5,900	6,989
Pacific Gas & Electric Co.	8.250%	10/15/18	1,325	1,744
Pacific Gas & Electric Co.	3.500%	10/1/20	9,525	9,942
Pacific Gas & Electric Co.	4.250%	5/15/21	200	218
PacifiCorp	5.650%	7/15/18	2,575	3,046
PacifiCorp	5.500%	1/15/19	2,740	3,230
Peco Energy Co.	5.350%	3/1/18	2,475	2,919
Pennsylvania Electric Co.	6.050%	9/1/17	2,800	3,235
PPL Electric Utilities Corp.	3.000%	9/15/21	2,800	2,820
PPL Energy Supply LLC	6.500%	5/1/18	750	852
PPL Energy Supply LLC	4.600%	12/15/21	3,725	3,791
Progress Energy Inc.	4.400%	1/15/21	2,000	2,199
PSEG Power LLC	5.125%	4/15/20	5,262	5,880
Public Service Co. of Colorado	5.125%	6/1/19	2,300	2,698
Public Service Co. of Colorado	3.200%	11/15/20	1,800	1,869
Public Service Co. of Oklahoma	5.150%	12/1/19	650	725
Public Service Co. of Oklahoma	4.400%	2/1/21	2,500	2,719
Public Service Electric & Gas Co.	3.500%	8/15/20	2,000	2,115
SCANA Corp.	4.750%	5/15/21	2,800	2,965
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,400	2,975
Southern California Edison Co.	5.500%	8/15/18	4,400	5,262
Southern California Edison Co.	3.875%	6/1/21	3,325	3,674

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southwestern Electric Power Co.	5.550%	1/15/17	3,500	3,916
Southwestern Electric Power Co.	6.450%	1/15/19	2,075	2,420
Tampa Electric Co.	6.100%	5/15/18	2,150	2,585
Tampa Electric Co.	5.400%	5/15/21	2,000	2,340
TECO Finance Inc.	5.150%	3/15/20	1,350	1,484
TransAlta Corp.	6.650%	5/15/18	2,975	3,423
Tucson Electric Power Co.	5.150%	11/15/21	1,450	1,541
UIL Holdings Corp.	4.625%	10/1/20	1,850	1,944
Union Electric Co.	6.700%	2/1/19	4,000	4,858
United Utilities plc	5.375%	2/1/19	1,000	1,045
Westar Energy Inc.	8.625%	12/1/18	1,550	2,013
Wisconsin Electric Power Co.	4.250%	12/15/19	1,525	1,707
4 Wisconsin Energy Corp.	6.250%	5/15/67	5,275	5,275
Wisconsin Power & Light Co.	5.000%	7/15/19	2,275	2,635
Xcel Energy Inc.	4.700%	5/15/20	2,000	2,269
Natural Gas (1.6%)
AGL Capital Corp.	5.250%	8/15/19	2,300	2,564
Atmos Energy Corp.	8.500%	3/15/19	2,510	3,319
Boardwalk Pipelines LP	5.500%	2/1/17	3,725	4,104
Buckeye Partners LP	6.050%	1/15/18	4,550	5,010
Buckeye Partners LP	4.875%	2/1/21	2,000	2,109
CenterPoint Energy Resources Corp.	6.000%	5/15/18	5,361	6,193
El Paso Natural Gas Co.	5.950%	4/15/17	2,875	3,221
Enbridge Energy Partners LP	6.500%	4/15/18	3,075	3,569
Enbridge Energy Partners LP	9.875%	3/1/19	1,700	2,250
Enbridge Energy Partners LP	5.200%	3/15/20	1,875	2,079
Enbridge Energy Partners LP	4.200%	9/15/21	3,675	3,833
Enbridge Inc.	5.600%	4/1/17	3,550	4,011
Energy Transfer Partners LP	6.125%	2/15/17	4,850	5,356
Energy Transfer Partners LP	9.000%	4/15/19	12,400	14,826
Enterprise Products Operating LLC	6.300%	9/15/17	2,525	2,947
Enterprise Products Operating LLC	6.650%	4/15/18	550	651
Enterprise Products Operating LLC	6.500%	1/31/19	3,050	3,556
Enterprise Products Operating LLC	5.250%	1/31/20	5,000	5,518
Enterprise Products Operating LLC	5.200%	9/1/20	6,500	7,172
EQT Corp.	6.500%	4/1/18	3,800	4,280
EQT Corp.	8.125%	6/1/19	1,725	2,040
EQT Corp.	4.875%	11/15/21	975	984
Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000	1,136
Kinder Morgan Energy Partners LP	5.950%	2/15/18	3,250	3,723
Kinder Morgan Energy Partners LP	6.850%	2/15/20	17,025	20,191
Magellan Midstream Partners LP	6.550%	7/15/19	3,475	4,101
Magellan Midstream Partners LP	4.250%	2/1/21	2,400	2,496
National Fuel Gas Co.	4.900%	12/1/21	3,175	3,243
Nisource Finance Corp.	5.250%	9/15/17	500	554
Nisource Finance Corp.	6.400%	3/15/18	10,150	11,667
Nisource Finance Corp.	6.800%	1/15/19	938	1,096
Nisource Finance Corp.	4.450%	12/1/21	150	154
NuStar Logistics LP	7.650%	4/15/18	2,900	3,477
ONEOK Partners LP	8.625%	3/1/19	5,000	6,416
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	2,000	2,271
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	2,525	2,939
Plains All American Pipeline LP / PAA Finance Corp.	6.125%	1/15/17	2,500	2,830
Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	2,675	3,101
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	200	256
Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	600	677
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	2,575	2,804
Sempra Energy	6.150%	6/15/18	4,300	5,064
Sempra Energy	9.800%	2/15/19	4,370	5,900
3 Southern Natural Gas Co.	5.900%	4/1/17	3,650	4,179
Southern Natural Gas Co. / Southern Natural Issuing
Corp.	4.400%	6/15/21	575	594
Spectra Energy Capital LLC	6.200%	4/15/18	1,700	1,927

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
TransCanada PipeLines Ltd.	6.500%	8/15/18	9,100	11,132
TransCanada PipeLines Ltd.	7.125%	1/15/19	1,050	1,343
TransCanada PipeLines Ltd.	3.800%	10/1/20	3,975	4,272
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	6,550	6,566
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	2,500	2,870
Williams Partners LP	5.250%	3/15/20	9,025	10,020
Williams Partners LP	4.000%	11/15/21	475	488
Williams Partners LP / Williams Partners Finance Corp.	7.250%	2/1/17	6,700	8,011
Other Utility (0.1%)
American Water Capital Corp.	6.085%	10/15/17	3,025	3,532
Veolia Environnement SA	6.000%	6/1/18	3,550	3,931
				593,464
Total Corporate Bonds (Cost $4,849,691)				5,242,540
Sovereign Bonds (U.S. Dollar-Denominated) (5.9%)
Asian Development Bank	5.250%	6/12/17	2,300	2,768
Asian Development Bank	5.593%	7/16/18	1,975	2,413
Asian Development Bank	1.875%	10/23/18	2,900	2,955
Banco do Brasil SA	3.875%	1/23/17	2,275	2,249
Brazilian Government International Bond	6.000%	1/17/17	33,125	38,789
4 Brazilian Government International Bond	8.000%	1/15/18	11,050	12,929
Brazilian Government International Bond	5.875%	1/15/19	8,050	9,519
Brazilian Government International Bond	4.875%	1/22/21	6,125	6,830
Chile Government International Bond	3.875%	8/5/20	3,800	4,137
Chile Government International Bond	3.250%	9/14/21	5,500	5,672
Colombia Government International Bond	7.375%	1/27/17	7,200	8,784
Colombia Government International Bond	7.375%	3/18/19	14,125	17,833
Colombia Government International Bond	11.750%	2/25/20	600	945
Colombia Government International Bond	4.375%	7/12/21	9,450	10,112
Corp. Andina de Fomento	5.750%	1/12/17	5,025	5,471
Corp. Andina de Fomento	8.125%	6/4/19	5,600	6,834
5 Development Bank of Japan	5.125%	2/1/17	3,700	4,318
Ecopetrol SA	7.625%	7/23/19	6,800	8,245
European Investment Bank	4.875%	1/17/17	10,375	11,809
European Investment Bank	5.125%	5/30/17	16,550	19,207
European Investment Bank	2.875%	9/15/20	9,600	9,598
European Investment Bank	4.000%	2/16/21	15,600	16,994
Export-Import Bank of Korea	5.125%	6/29/20	4,400	4,624
Export-Import Bank of Korea	4.000%	1/29/21	5,000	4,834
Export-Import Bank of Korea	4.375%	9/15/21	8,000	7,923
Hungary Government International Bond	6.250%	1/29/20	8,200	7,491
Hungary Government International Bond	6.375%	3/29/21	11,775	10,833
Hydro Quebec	2.000%	6/30/16	3,925	4,009
Inter-American Development Bank	2.375%	8/15/17	7,800	8,206
Inter-American Development Bank	1.750%	8/24/18	11,375	11,473
Inter-American Development Bank	3.875%	9/17/19	9,300	10,683
Inter-American Development Bank	3.875%	2/14/20	5,475	6,312
International Finance Corp.	2.125%	11/17/17	8,600	8,939
Israel Government International Bond	5.125%	3/26/19	8,900	9,960
5 Japan Finance Organization for Municipalities	5.000%	5/16/17	3,800	4,428
5 Japan Finance Organization for Municipalities	4.000%	1/13/21	4,500	5,051
Korea Development Bank	3.875%	5/4/17	4,600	4,567
Korea Finance Corp.	4.625%	11/16/21	4,350	4,349
6 Kreditanstalt fuer Wiederaufbau	4.875%	1/17/17	3,000	3,485
6 Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	22,200	25,609
6 Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	12,875	14,934
6 Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	13,450	16,128
6 Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	13,375	15,063
6 Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	26,175	26,934
6 Kreditanstalt fuer Wiederaufbau	2.375%	8/25/21	10,000	9,997
6 Landwirtschaftliche Rentenbank	5.125%	2/1/17	8,800	10,316
6 Landwirtschaftliche Rentenbank	2.375%	9/13/17	4,000	4,148
6 Landwirtschaftliche Rentenbank	1.875%	9/17/18	8,800	8,781

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Mexico Government International Bond	5.625%	1/15/17	19,200	22,064
Mexico Government International Bond	5.950%	3/19/19	15,764	18,720
Mexico Government International Bond	5.125%	1/15/20	17,625	20,146
Nordic Investment Bank	5.000%	2/1/17	7,650	9,032
North American Development Bank	4.375%	2/11/20	1,200	1,346
7 Oesterreichische Kontrollbank AG	5.000%	4/25/17	6,425	7,279
Panama Government International Bond	5.200%	1/30/20	3,950	4,467
Pemex Project Funding Master Trust	5.750%	3/1/18	17,325	19,031
Peruvian Government International Bond	7.125%	3/30/19	6,400	8,032
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	15,975	17,450
Petrobras International Finance Co. - Pifco	8.375%	12/10/18	1,500	1,823
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	11,950	14,324
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	11,010	11,748
Petrobras International Finance Co. - Pifco	5.375%	1/27/21	6,550	6,878
Petroleos Mexicanos	8.000%	5/3/19	5,075	6,336
Petroleos Mexicanos	6.000%	3/5/20	5,825	6,524
Petroleos Mexicanos	5.500%	1/21/21	14,300	15,478
Poland Government International Bond	6.375%	7/15/19	17,850	19,724
Poland Government International Bond	5.125%	4/21/21	6,500	6,614
Province of British Columbia	2.650%	9/22/21	3,500	3,558
Province of Manitoba	9.250%	4/1/20	1,500	2,226
Province of New Brunswick	2.750%	6/15/18	6,425	6,724
Province of Nova Scotia	5.125%	1/26/17	3,500	4,109
Province of Ontario	3.150%	12/15/17	1,150	1,230
Province of Ontario	4.000%	10/7/19	16,400	18,212
Province of Ontario	4.400%	4/14/20	16,600	18,907
Province of Quebec Canada	3.500%	7/29/20	2,400	2,588
Quebec	4.625%	5/14/18	4,500	5,169
Quebec	2.750%	8/25/21	9,175	9,192
Republic of Italy	5.375%	6/12/17	6,925	6,406
Republic of Korea	7.125%	4/16/19	6,550	8,146
South Africa Government International Bond	6.875%	5/27/19	9,150	11,038
South Africa Government International Bond	5.500%	3/9/20	8,875	9,907
Statoil ASA	3.125%	8/17/17	6,925	7,244
Statoil ASA	5.250%	4/15/19	9,575	11,056
Svensk Exportkredit AB	5.125%	3/1/17	6,250	7,101
Total Sovereign Bonds (Cost $745,746)				807,317
Taxable Municipal Bonds (0.3%)
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	2,500	2,669
California Educational Facilities Authority Revenue
(Stanford University)	4.250%	5/1/16	800	899
California Educational Facilities Authority Revenue
(Stanford University)	4.750%	5/1/19	1,800	2,101
California GO	5.950%	4/1/16	2,800	3,155
California GO	6.200%	3/1/19	500	566
California GO	6.200%	10/1/19	3,925	4,484
Illinois GO	5.365%	3/1/17	14,200	15,233
Kentucky Asset/Liability Commission General Fund
Revenue	3.165%	4/1/18	1,250	1,281
Loudoun County VA Industrial Development Authority
Revenue (Howard Hughes Medical Institute)	3.450%	9/1/14	2,750	2,933
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)	5.250%	7/1/19	1,200	1,431
Massachusetts GO	4.200%	12/1/21	3,375	3,739
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College)	4.750%	6/1/19	1,000	1,164
Private Colleges & University Authority of Georgia
Revenue (Emory University)	5.625%	9/1/19	1,000	1,214
8 Wisconsin GO	4.800%	5/1/13	1,350	1,419
Total Taxable Municipal Bonds (Cost $38,766)				42,288

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
9 Vanguard Market Liquidity Fund (Cost $516)	0.110%	516,000	516

Total Investments (99.1%) (Cost $12,435,657)			13,598,242
Other Assets and Liabilities—Net (0.9%)			117,372
Net Assets (100%)			13,715,614

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate value of these securities was $31,089,000, representing 0.2% of net assets.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Guaranteed by the Government of Japan.
6 Guaranteed by the Federal Republic of Germany.
7 Guaranteed by the Republic of Austria.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (46.3%)
U.S. Government Securities (43.3%)
	United States Treasury Note/Bond	0.625%	12/31/12	205	206
	United States Treasury Note/Bond	2.375%	8/31/14	55	58
	United States Treasury Note/Bond	2.375%	10/31/14	230	243
	United States Treasury Note/Bond	9.875%	11/15/15	30	41
	United States Treasury Note/Bond	2.750%	5/31/17	30	33
	United States Treasury Note/Bond	2.000%	11/15/21	4,500	4,549
	United States Treasury Note/Bond	8.000%	11/15/21	690	1,078
	United States Treasury Note/Bond	7.250%	8/15/22	280	424
	United States Treasury Note/Bond	7.125%	2/15/23	57,715	87,258
	United States Treasury Note/Bond	6.250%	8/15/23	68,250	97,641
	United States Treasury Note/Bond	7.500%	11/15/24	22,090	35,244
	United States Treasury Note/Bond	6.875%	8/15/25	51,975	80,017
	United States Treasury Note/Bond	6.000%	2/15/26	13,975	20,135
	United States Treasury Note/Bond	6.750%	8/15/26	21,555	33,279
	United States Treasury Note/Bond	6.625%	2/15/27	5	8
	United States Treasury Note/Bond	6.375%	8/15/27	3,195	4,841
	United States Treasury Note/Bond	6.125%	11/15/27	6,497	9,653
	United States Treasury Note/Bond	5.500%	8/15/28	7,205	10,167
	United States Treasury Note/Bond	5.250%	11/15/28	58,005	79,938
	United States Treasury Note/Bond	5.250%	2/15/29	10,160	14,032
	United States Treasury Note/Bond	6.125%	8/15/29	42,665	64,624
	United States Treasury Note/Bond	6.250%	5/15/30	16,180	25,013
	United States Treasury Note/Bond	5.375%	2/15/31	13,120	18,694
	United States Treasury Note/Bond	4.750%	2/15/37	825	1,120
	United States Treasury Note/Bond	5.000%	5/15/37	7,390	10,392
	United States Treasury Note/Bond	4.375%	2/15/38	47,573	61,428
	United States Treasury Note/Bond	4.500%	5/15/38	66,020	86,919
	United States Treasury Note/Bond	3.500%	2/15/39	35,750	40,140
	United States Treasury Note/Bond	4.250%	5/15/39	111,028	141,023
	United States Treasury Note/Bond	4.500%	8/15/39	127,336	168,123
	United States Treasury Note/Bond	4.375%	11/15/39	152,745	197,971
	United States Treasury Note/Bond	4.625%	2/15/40	104,851	141,172
	United States Treasury Note/Bond	4.375%	5/15/40	81,283	105,414
	United States Treasury Note/Bond	3.875%	8/15/40	61,790	73,945
	United States Treasury Note/Bond	4.250%	11/15/40	133,165	169,536
	United States Treasury Note/Bond	4.750%	2/15/41	98,360	135,322
	United States Treasury Note/Bond	4.375%	5/15/41	80,140	104,233
	United States Treasury Note/Bond	3.750%	8/15/41	56,947	66,851
	United States Treasury Note/Bond	3.125%	11/15/41	8,500	8,888
					2,099,653
Agency Bonds and Notes (3.0%)
1	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,324
1	Federal Home Loan Banks	5.500%	7/15/36	8,550	11,090
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	11,391
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	10,420	15,645
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	4,525	6,568
2	Federal National Mortgage Assn.	6.250%	5/15/29	9,850	13,852
2	Federal National Mortgage Assn.	7.125%	1/15/30	9,075	13,934
2	Federal National Mortgage Assn.	7.250%	5/15/30	6,635	10,350
2	Federal National Mortgage Assn.	6.625%	11/15/30	3,300	4,882
2	Federal National Mortgage Assn.	5.625%	7/15/37	4,575	6,240
2	Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,436
	Israel Government AID Bond	5.500%	12/4/23	5,325	6,836
	Israel Government AID Bond	5.500%	4/26/24	4,800	6,166
	Private Export Funding Corp.	2.800%	5/15/22	800	808
	Resolution Funding Corp.	8.625%	1/15/21	850	1,282
1	Tennessee Valley Authority	6.750%	11/1/25	5,750	8,153
1	Tennessee Valley Authority	7.125%	5/1/30	1,250	1,902
1	Tennessee Valley Authority	4.650%	6/15/35	4,825	5,652
1	Tennessee Valley Authority	5.880%	4/1/36	1,000	1,362
1	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,376

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,492
1	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,545
1	Tennessee Valley Authority	5.250%	9/15/39	3,375	4,307
1	Tennessee Valley Authority	4.875%	1/15/48	2,500	3,085
1	Tennessee Valley Authority	5.375%	4/1/56	1,850	2,499
1	Tennessee Valley Authority	4.625%	9/15/60	1,700	2,003
					147,180

Total U.S. Government and Agency Obligations (Cost $1,847,341)					2,246,833

Asset-Backed/Commercial Mortgage-Backed Security (0.1%)
3	PSE&G Transition Funding LLC (Cost $2,500)	6.890%	12/15/17	2,500	2,984

Corporate Bonds (41.2%)
Finance (8.1%)
	Banking (4.4%)
3	Abbey National Capital Trust I	8.963%	12/29/49	2,300	2,091
	American Express Co.	8.150%	3/19/38	2,625	3,916
	Bank of America Corp.	6.800%	3/15/28	375	331
	Bank of America Corp.	6.500%	9/15/37	1,700	1,380
	Bank of America NA	6.000%	10/15/36	3,725	3,095
	Bank One Corp.	7.750%	7/15/25	2,000	2,285
	Bank One Corp.	7.625%	10/15/26	4,350	5,105
	BB&T Capital Trust II	6.750%	6/7/36	3,325	3,304
3	BB&T Capital Trust IV	6.820%	6/12/77	650	664
3	Capital One Capital III	7.686%	8/1/66	1,700	1,687
	Capital One Capital IV	6.745%	2/17/37	1,190	1,166
	Capital One Capital V	10.250%	8/15/39	2,350	2,432
	Capital One Capital VI	8.875%	5/15/40	2,775	2,837
3,4	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	450	513
3	Citigroup Capital XXI	8.300%	12/21/57	5,155	5,194
	Citigroup Inc.	4.500%	1/14/22	4,600	4,406
	Citigroup Inc.	6.625%	6/15/32	2,750	2,534
	Citigroup Inc.	5.875%	2/22/33	1,825	1,534
	Citigroup Inc.	6.000%	10/31/33	3,500	2,985
	Citigroup Inc.	5.850%	12/11/34	2,300	2,282
	Citigroup Inc.	6.125%	8/25/36	3,350	2,925
	Citigroup Inc.	5.875%	5/29/37	1,100	1,093
	Citigroup Inc.	6.875%	3/5/38	7,075	7,911
	Citigroup Inc.	8.125%	7/15/39	5,275	6,451
	Compass Bank	5.900%	4/1/26	1,075	969
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	3,325	3,240
	Credit Suisse USA Inc.	7.125%	7/15/32	2,600	3,097
	Fifth Third Bancorp	8.250%	3/1/38	2,775	3,433
	FleetBoston Financial Corp.	6.875%	1/15/28	400	359
	FleetBoston Financial Corp.	6.700%	7/15/28	1,200	1,045
	Goldman Sachs Capital I	6.345%	2/15/34	7,350	6,283
	Goldman Sachs Group Inc.	5.750%	10/1/16	75	78
	Goldman Sachs Group Inc.	5.950%	1/15/27	4,050	3,738
	Goldman Sachs Group Inc.	6.125%	2/15/33	6,150	6,043
	Goldman Sachs Group Inc.	6.450%	5/1/36	875	785
	Goldman Sachs Group Inc.	6.750%	10/1/37	12,600	11,780
	Goldman Sachs Group Inc.	6.250%	2/1/41	6,035	5,911
	HSBC Bank USA NA	5.875%	11/1/34	4,100	3,965
	HSBC Bank USA NA	5.625%	8/15/35	2,800	2,643
	HSBC Bank USA NA	7.000%	1/15/39	400	432
	HSBC Holdings plc	4.875%	1/14/22	2,100	2,216
	HSBC Holdings plc	7.625%	5/17/32	1,050	1,069
	HSBC Holdings plc	7.350%	11/27/32	200	201
	HSBC Holdings plc	6.500%	5/2/36	3,425	3,499
	HSBC Holdings plc	6.500%	9/15/37	5,425	5,476
	HSBC Holdings plc	6.800%	6/1/38	4,590	4,742
	HSBC Holdings plc	6.100%	1/14/42	1,750	2,034
	JP Morgan Chase Capital XVII	5.850%	8/1/35	425	424

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 JP Morgan Chase Capital XVIII	6.950%	8/1/66	1,400	1,404
3 JP Morgan Chase Capital XX	6.550%	9/15/66	2,575	2,583
3 JP Morgan Chase Capital XXII	6.450%	1/15/87	3,075	3,060
JP Morgan Chase Capital XXV	6.800%	10/1/37	3,350	3,381
JP Morgan Chase Capital XXVII	7.000%	11/1/39	1,725	1,730
JPMorgan Chase & Co.	6.400%	5/15/38	6,925	8,017
JPMorgan Chase & Co.	5.500%	10/15/40	950	982
JPMorgan Chase & Co.	5.600%	7/15/41	3,650	3,919
JPMorgan Chase & Co.	5.400%	1/6/42	2,850	2,929
KeyBank NA	6.950%	2/1/28	143	158
Merrill Lynch & Co. Inc.	6.220%	9/15/26	4,775	3,937
Merrill Lynch & Co. Inc.	6.110%	1/29/37	3,400	2,595
Merrill Lynch & Co. Inc.	7.750%	5/14/38	4,800	4,561
Morgan Stanley	6.250%	8/9/26	3,250	3,049
Morgan Stanley	7.250%	4/1/32	1,525	1,555
Santander UK plc	7.950%	10/26/29	725	603
3 SunTrust Capital VIII	6.100%	12/1/66	1,629	1,596
UBS AG	7.000%	10/15/15	1,000	1,025
UBS AG	7.375%	6/15/17	550	588
UBS AG	7.750%	9/1/26	1,000	1,161
USB Capital XIII Trust	6.625%	12/15/39	1,625	1,667
Wachovia Bank NA	5.850%	2/1/37	3,175	3,297
Wachovia Bank NA	6.600%	1/15/38	5,225	5,879
Wachovia Corp.	6.605%	10/1/25	725	823
Wachovia Corp.	7.500%	4/15/35	150	187
Wachovia Corp.	5.500%	8/1/35	4,400	4,279
Wachovia Corp.	6.550%	10/15/35	125	135
Wells Fargo & Co.	5.375%	2/7/35	2,450	2,594
Wells Fargo Bank NA	5.950%	8/26/36	2,175	2,284
3 Wells Fargo Capital X	5.950%	12/1/86	2,525	2,519
Brokerage (0.1%)
Jefferies Group Inc.	6.450%	6/8/27	1,500	1,235
Jefferies Group Inc.	6.250%	1/15/36	1,800	1,449
Finance Companies (1.0%)
General Electric Capital Corp.	6.750%	3/15/32	18,975	22,141
General Electric Capital Corp.	6.150%	8/7/37	5,600	6,159
General Electric Capital Corp.	5.875%	1/14/38	12,425	13,112
General Electric Capital Corp.	6.875%	1/10/39	5,800	6,912
SLM Corp.	5.625%	8/1/33	2,350	1,789
Insurance (2.5%)
ACE Capital Trust II	9.700%	4/1/30	850	1,132
ACE INA Holdings Inc.	6.700%	5/15/36	1,000	1,298
Aetna Inc.	6.625%	6/15/36	2,850	3,511
Aetna Inc.	6.750%	12/15/37	700	876
Aflac Inc.	6.900%	12/17/39	575	643
Aflac Inc.	6.450%	8/15/40	1,450	1,532
Allstate Corp.	6.125%	12/15/32	1,250	1,418
Allstate Corp.	5.350%	6/1/33	1,950	2,020
Allstate Corp.	5.550%	5/9/35	2,000	2,129
Allstate Corp.	6.900%	5/15/38	300	372
3 Allstate Corp.	6.500%	5/15/57	1,500	1,357
American International Group Inc.	6.250%	5/1/36	2,350	2,139
American International Group Inc.	6.250%	3/15/37	2,850	2,066
4 American International Group Inc.	6.820%	11/15/37	586	565
3 American International Group Inc.	8.175%	5/15/68	9,000	8,122
AON Corp.	8.205%	1/1/27	1,175	1,358
AON Corp.	6.250%	9/30/40	1,525	1,861
Arch Capital Group Ltd.	7.350%	5/1/34	625	734
Assurant Inc.	6.750%	2/15/34	1,200	1,249
AXA SA	8.600%	12/15/30	4,275	4,207
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,925	2,281
Chubb Corp.	6.000%	5/11/37	2,075	2,481
Chubb Corp.	6.500%	5/15/38	1,375	1,741

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cigna Corp.	4.000%	2/15/22	1,600	1,585
CIGNA Corp.	7.875%	5/15/27	500	618
CIGNA Corp.	6.150%	11/15/36	525	573
Cigna Corp.	5.875%	3/15/41	1,650	1,751
Cigna Corp.	5.375%	2/15/42	2,100	2,100
Cincinnati Financial Corp.	6.920%	5/15/28	1,000	1,098
Cincinnati Financial Corp.	6.125%	11/1/34	850	850
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	1,425	1,439
Genworth Financial Inc.	6.500%	6/15/34	825	648
Hartford Financial Services Group Inc.	5.950%	10/15/36	450	413
Hartford Financial Services Group Inc.	6.625%	3/30/40	500	497
Hartford Financial Services Group Inc.	6.100%	10/1/41	500	463
Humana Inc.	8.150%	6/15/38	250	325
Lincoln National Corp.	6.150%	4/7/36	1,875	1,905
Lincoln National Corp.	7.000%	6/15/40	1,350	1,518
Loews Corp.	6.000%	2/1/35	800	871
MetLife Inc.	6.500%	12/15/32	750	892
MetLife Inc.	6.375%	6/15/34	1,150	1,358
MetLife Inc.	5.700%	6/15/35	475	529
MetLife Inc.	5.875%	2/6/41	4,475	5,168
3 MetLife Inc.	6.400%	12/15/66	3,415	3,223
3 MetLife Inc.	10.750%	8/1/69	700	917
3 Nationwide Financial Services Inc.	6.750%	5/15/67	1,000	860
Principal Financial Group Inc.	6.050%	10/15/36	1,025	1,083
Progressive Corp.	6.625%	3/1/29	1,625	2,034
Protective Life Corp.	8.450%	10/15/39	600	691
Prudential Financial Inc.	5.750%	7/15/33	150	150
Prudential Financial Inc.	5.400%	6/13/35	2,195	2,104
Prudential Financial Inc.	5.900%	3/17/36	1,950	1,982
Prudential Financial Inc.	5.700%	12/14/36	4,575	4,542
Prudential Financial Inc.	6.625%	12/1/37	125	136
Prudential Financial Inc.	6.625%	6/21/40	700	772
Prudential Financial Inc.	5.625%	5/12/41	125	121
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,850	2,074
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	600	750
Transatlantic Holdings Inc.	8.000%	11/30/39	800	906
Travelers Cos. Inc.	6.750%	6/20/36	1,000	1,318
Travelers Cos. Inc.	6.250%	6/15/37	1,825	2,305
Travelers Cos. Inc.	5.350%	11/1/40	1,775	2,057
Travelers Property Casualty Corp.	6.375%	3/15/33	1,500	1,852
UnitedHealth Group Inc.	5.800%	3/15/36	1,300	1,542
UnitedHealth Group Inc.	6.500%	6/15/37	700	883
UnitedHealth Group Inc.	6.625%	11/15/37	575	737
UnitedHealth Group Inc.	6.875%	2/15/38	5,375	7,249
UnitedHealth Group Inc.	5.950%	2/15/41	750	922
UnitedHealth Group Inc.	4.625%	11/15/41	625	656
Validus Holdings Ltd.	8.875%	1/26/40	590	641
WellPoint Inc.	5.950%	12/15/34	3,200	3,771
WellPoint Inc.	5.850%	1/15/36	2,475	2,893
XL Group plc	6.375%	11/15/24	1,150	1,203
XL Group plc	6.250%	5/15/27	625	636
Real Estate Investment Trusts (0.1%)
HCP Inc.	6.750%	2/1/41	775	873
Health Care REIT Inc.	5.250%	1/15/22	1,400	1,365
Health Care REIT Inc.	6.500%	3/15/41	900	897
Realty Income Corp.	5.875%	3/15/35	595	604
Simon Property Group LP	6.750%	2/1/40	1,350	1,760
				393,079
Industrial (26.1%)
Basic Industry (2.2%)
Agrium Inc.	6.125%	1/15/41	1,500	1,817
Alcoa Inc.	5.870%	2/23/22	1,550	1,565
Alcoa Inc.	5.900%	2/1/27	4,175	4,112

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Alcoa Inc.	6.750%	1/15/28	1,225	1,249
AngloGold Ashanti Holdings plc	6.500%	4/15/40	550	530
ArcelorMittal	7.000%	10/15/39	4,300	3,968
ArcelorMittal	6.750%	3/1/41	2,900	2,595
Barrick North America Finance LLC	7.500%	9/15/38	1,225	1,684
Barrick North America Finance LLC	5.700%	5/30/41	1,375	1,624
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,750	2,035
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	500	617
Cliffs Natural Resources Inc.	6.250%	10/1/40	2,350	2,321
Dow Chemical Co.	7.375%	11/1/29	3,300	4,188
Dow Chemical Co.	9.400%	5/15/39	2,350	3,515
Dow Chemical Co.	5.250%	11/15/41	1,625	1,713
Ecolab Inc.	5.500%	12/8/41	1,200	1,344
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,175	1,533
EI du Pont de Nemours & Co.	4.900%	1/15/41	1,925	2,191
FMC Corp.	3.950%	2/1/22	625	633
4 Georgia-Pacific LLC	5.400%	11/1/20	5,000	5,524
International Paper Co.	8.700%	6/15/38	800	1,084
International Paper Co.	7.300%	11/15/39	1,800	2,170
International Paper Co.	6.000%	11/15/41	2,400	2,603
4 Kinross Gold Corp.	6.875%	9/1/41	700	723
Lubrizol Corp.	6.500%	10/1/34	350	459
Monsanto Co.	5.500%	8/15/25	1,350	1,624
Monsanto Co.	5.875%	4/15/38	650	838
Mosaic Co.	4.875%	11/15/41	400	408
Newmont Mining Corp.	5.875%	4/1/35	1,250	1,413
Newmont Mining Corp.	6.250%	10/1/39	3,450	4,091
Nucor Corp.	4.125%	9/15/22	2,000	2,142
Nucor Corp.	6.400%	12/1/37	575	760
Placer Dome Inc.	6.450%	10/15/35	700	849
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,465	1,784
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	800	963
PPG Industries Inc.	7.700%	3/15/38	650	939
PPG Industries Inc.	5.500%	11/15/40	800	918
Reliance Steel & Aluminum Co.	6.850%	11/15/36	350	365
Rio Tinto Alcan Inc.	5.750%	6/1/35	1,250	1,480
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,725	6,344
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,350	1,544
Southern Copper Corp.	7.500%	7/27/35	3,500	3,787
Southern Copper Corp.	6.750%	4/16/40	1,750	1,740
Teck Resources Ltd.	4.750%	1/15/22	2,325	2,492
Teck Resources Ltd.	6.125%	10/1/35	1,500	1,650
Teck Resources Ltd.	6.000%	8/15/40	1,525	1,654
Teck Resources Ltd.	6.250%	7/15/41	2,300	2,634
Vale Canada Ltd.	7.200%	9/15/32	1,050	1,243
Vale Overseas Ltd.	8.250%	1/17/34	1,225	1,578
Vale Overseas Ltd.	6.875%	11/21/36	5,625	6,379
Vale Overseas Ltd.	6.875%	11/10/39	4,825	5,540
Capital Goods (1.8%)
3M Co.	6.375%	2/15/28	500	670
3M Co.	5.700%	3/15/37	2,050	2,753
Boeing Co.	8.750%	9/15/31	850	1,307
Boeing Co.	6.125%	2/15/33	925	1,169
Boeing Co.	6.625%	2/15/38	1,050	1,467
Boeing Co.	6.875%	3/15/39	250	354
Boeing Co.	5.875%	2/15/40	1,225	1,578
Caterpillar Inc.	6.625%	7/15/28	1,575	2,066
Caterpillar Inc.	7.300%	5/1/31	1,200	1,729
Caterpillar Inc.	6.050%	8/15/36	2,225	2,884
Caterpillar Inc.	5.200%	5/27/41	2,285	2,746
Caterpillar Inc.	6.950%	5/1/42	1,425	2,070
Deere & Co.	5.375%	10/16/29	1,975	2,491
Deere & Co.	8.100%	5/15/30	1,000	1,517

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Deere & Co.	7.125%	3/3/31	200	277
Dover Corp.	5.375%	10/15/35	350	425
Dover Corp.	6.600%	3/15/38	800	1,132
Dover Corp.	5.375%	3/1/41	900	1,104
Emerson Electric Co.	6.000%	8/15/32	400	513
Emerson Electric Co.	6.125%	4/15/39	825	1,119
Emerson Electric Co.	5.250%	11/15/39	175	212
Goodrich Corp.	6.800%	7/1/36	1,000	1,357
Honeywell International Inc.	5.700%	3/15/36	775	950
Honeywell International Inc.	5.700%	3/15/37	1,425	1,767
Honeywell International Inc.	5.375%	3/1/41	1,775	2,167
4 Illinois Tool Works Inc.	4.875%	9/15/41	1,600	1,835
Lockheed Martin Corp.	6.150%	9/1/36	5,125	5,872
Lockheed Martin Corp.	5.500%	11/15/39	1,200	1,304
Lockheed Martin Corp.	5.720%	6/1/40	189	212
Lockheed Martin Corp.	4.850%	9/15/41	1,000	1,012
Northrop Grumman Corp.	5.050%	11/15/40	1,950	2,141
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,115	1,581
Owens Corning	7.000%	12/1/36	2,800	2,842
Parker Hannifin Corp.	3.500%	9/15/22	100	103
Parker Hannifin Corp.	6.250%	5/15/38	1,225	1,538
Raytheon Co.	7.200%	8/15/27	400	533
Raytheon Co.	4.875%	10/15/40	1,300	1,366
Raytheon Co.	4.700%	12/15/41	1,700	1,735
Republic Services Inc.	6.086%	3/15/35	225	268
Republic Services Inc.	6.200%	3/1/40	2,625	3,164
Republic Services Inc.	5.700%	5/15/41	1,375	1,597
Rockwell Automation Inc.	6.700%	1/15/28	300	389
Rockwell Automation Inc.	6.250%	12/1/37	1,100	1,400
Sonoco Products Co.	5.750%	11/1/40	1,950	2,081
Stanley Black & Decker Inc.	5.200%	9/1/40	700	775
Tyco International Finance SA	4.625%	1/15/23	600	643
United Technologies Corp.	6.700%	8/1/28	250	323
United Technologies Corp.	7.500%	9/15/29	1,875	2,629
United Technologies Corp.	5.400%	5/1/35	1,775	2,089
United Technologies Corp.	6.050%	6/1/36	975	1,227
United Technologies Corp.	6.125%	7/15/38	1,700	2,127
United Technologies Corp.	5.700%	4/15/40	2,975	3,639
Waste Management Inc.	7.100%	8/1/26	800	1,028
Waste Management Inc.	7.000%	7/15/28	3,000	3,797
Waste Management Inc.	7.750%	5/15/32	875	1,241
Waste Management Inc.	6.125%	11/30/39	500	612
Communication (6.5%)
Alltel Corp.	7.875%	7/1/32	2,225	3,214
America Movil SAB de CV	6.375%	3/1/35	2,700	3,310
America Movil SAB de CV	6.125%	11/15/37	1,200	1,443
America Movil SAB de CV	6.125%	3/30/40	5,100	6,056
Ameritech Capital Funding Corp.	6.550%	1/15/28	1,000	1,116
AT&T Corp.	8.000%	11/15/31	3,105	4,381
AT&T Inc.	6.450%	6/15/34	5,250	6,331
AT&T Inc.	6.150%	9/15/34	3,000	3,568
AT&T Inc.	6.500%	9/1/37	5,550	6,910
AT&T Inc.	6.300%	1/15/38	9,725	11,957
AT&T Inc.	6.400%	5/15/38	825	1,028
AT&T Inc.	6.550%	2/15/39	3,800	4,806
AT&T Inc.	5.350%	9/1/40	7,405	8,292
AT&T Inc.	5.550%	8/15/41	6,650	7,818
AT&T Mobility LLC	7.125%	12/15/31	2,425	3,146
Bellsouth Capital Funding Corp.	7.875%	2/15/30	4,250	5,692
BellSouth Corp.	6.875%	10/15/31	1,275	1,581
BellSouth Corp.	6.550%	6/15/34	1,475	1,747
BellSouth Corp.	6.000%	11/15/34	1,480	1,664
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,640	1,920

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
British Telecommunications plc	9.625%	12/15/30	6,900	9,734
CBS Corp.	7.875%	7/30/30	4,265	5,357
CBS Corp.	5.500%	5/15/33	225	232
CBS Corp.	5.900%	10/15/40	600	671
CenturyLink Inc.	6.875%	1/15/28	550	513
CenturyLink Inc.	7.600%	9/15/39	4,550	4,470
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	3,198	4,555
Comcast Corp.	5.650%	6/15/35	5,100	5,634
Comcast Corp.	6.500%	11/15/35	7,225	8,698
Comcast Corp.	6.450%	3/15/37	3,175	3,844
Comcast Corp.	6.950%	8/15/37	3,550	4,469
Comcast Corp.	6.400%	5/15/38	2,400	2,872
Deutsche Telekom International Finance BV	8.750%	6/15/30	8,425	11,727
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.350%	3/15/40	1,125	1,278
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.000%	8/15/40	2,250	2,444
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.375%	3/1/41	2,200	2,530
Discovery Communications LLC	6.350%	6/1/40	1,600	1,933
Embarq Corp.	7.995%	6/1/36	3,900	4,081
France Telecom SA	8.500%	3/1/31	6,590	9,386
Grupo Televisa SAB	6.625%	3/18/25	1,600	1,858
Grupo Televisa SAB	8.500%	3/11/32	250	329
Grupo Televisa SAB	6.625%	1/15/40	875	994
GTE Corp.	6.940%	4/15/28	2,275	2,849
Koninklijke KPN NV	8.375%	10/1/30	2,375	3,028
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,150	1,221
NBCUniversal Media LLC	6.400%	4/30/40	3,725	4,593
NBCUniversal Media LLC	5.950%	4/1/41	1,700	2,022
New Cingular Wireless Services Inc.	8.750%	3/1/31	2,075	3,049
News America Inc.	6.550%	3/15/33	225	244
News America Inc.	6.200%	12/15/34	6,450	6,925
News America Inc.	6.400%	12/15/35	5,950	6,595
News America Inc.	8.150%	10/17/36	1,225	1,530
News America Inc.	7.850%	3/1/39	750	938
News America Inc.	6.900%	8/15/39	975	1,133
News America Inc.	6.150%	2/15/41	3,525	4,039
News America Inc.	7.750%	12/1/45	1,225	1,498
Pacific Bell Telephone Co.	7.125%	3/15/26	550	693
Qwest Corp.	7.500%	6/15/23	2,350	2,362
Qwest Corp.	7.200%	11/10/26	200	201
Qwest Corp.	6.875%	9/15/33	3,850	3,850
Rogers Communications Inc.	7.500%	8/15/38	1,175	1,632
TCI Communications Inc.	7.875%	2/15/26	2,200	2,912
Telecom Italia Capital SA	6.375%	11/15/33	3,025	2,324
Telecom Italia Capital SA	6.000%	9/30/34	2,050	1,494
Telecom Italia Capital SA	7.200%	7/18/36	1,625	1,348
Telecom Italia Capital SA	7.721%	6/4/38	2,050	1,768
Telefonica Emisiones SAU	7.045%	6/20/36	5,725	5,621
Telefonica Europe BV	8.250%	9/15/30	2,500	2,747
Thomson Reuters Corp.	5.500%	8/15/35	900	972
Thomson Reuters Corp.	5.850%	4/15/40	1,100	1,255
Time Warner Cable Inc.	6.550%	5/1/37	4,000	4,562
Time Warner Cable Inc.	7.300%	7/1/38	2,000	2,443
Time Warner Cable Inc.	6.750%	6/15/39	4,275	5,073
Time Warner Cable Inc.	5.875%	11/15/40	4,050	4,409
Time Warner Cable Inc.	5.500%	9/1/41	1,975	2,072
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,733	3,555
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,950	2,547
United States Cellular Corp.	6.700%	12/15/33	1,450	1,466
Verizon Communications Inc.	5.850%	9/15/35	4,275	5,094
Verizon Communications Inc.	6.250%	4/1/37	2,825	3,490
Verizon Communications Inc.	6.400%	2/15/38	7,450	9,404
Verizon Communications Inc.	6.900%	4/15/38	2,800	3,763
Verizon Communications Inc.	8.950%	3/1/39	1,025	1,644
Verizon Communications Inc.	7.350%	4/1/39	1,250	1,735

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Verizon Communications Inc.	6.000%	4/1/41	1,675	2,090
Verizon Communications Inc.	4.750%	11/1/41	700	756
Verizon Global Funding Corp.	7.750%	12/1/30	7,550	10,503
Verizon Maryland Inc.	5.125%	6/15/33	500	523
Verizon New England Inc.	7.875%	11/15/29	400	484
Verizon New York Inc.	7.375%	4/1/32	650	759
Vodafone Group plc	7.875%	2/15/30	1,000	1,446
Vodafone Group plc	6.250%	11/30/32	200	251
Vodafone Group plc	6.150%	2/27/37	5,350	6,695
Consumer Cyclical (3.4%)
CVS Caremark Corp.	6.250%	6/1/27	3,700	4,495
CVS Caremark Corp.	6.125%	9/15/39	2,925	3,554
CVS Caremark Corp.	5.750%	5/15/41	1,125	1,338
Daimler Finance North America LLC	8.500%	1/18/31	2,900	4,050
Darden Restaurants Inc.	6.800%	10/15/37	1,750	2,020
Historic TW Inc.	9.150%	2/1/23	1,230	1,670
Historic TW Inc.	6.625%	5/15/29	6,975	8,249
Home Depot Inc.	5.875%	12/16/36	5,300	6,641
Home Depot Inc.	5.400%	9/15/40	2,375	2,837
Home Depot Inc.	5.950%	4/1/41	2,250	2,921
Johnson Controls Inc.	6.000%	1/15/36	475	543
Johnson Controls Inc.	5.700%	3/1/41	1,100	1,231
Johnson Controls Inc.	5.250%	12/1/41	550	582
Kohl's Corp.	6.000%	1/15/33	400	446
Kohl's Corp.	6.875%	12/15/37	1,675	2,063
Lowe's Cos. Inc.	6.875%	2/15/28	550	698
Lowe's Cos. Inc.	6.500%	3/15/29	1,800	2,227
Lowe's Cos. Inc.	5.800%	10/15/36	2,250	2,601
Lowe's Cos. Inc.	5.800%	4/15/40	1,175	1,361
Lowe's Cos. Inc.	5.125%	11/15/41	750	830
Macy's Retail Holdings Inc.	6.900%	4/1/29	3,050	3,422
Macy's Retail Holdings Inc.	6.375%	3/15/37	3,100	3,597
McDonald's Corp.	6.300%	10/15/37	1,750	2,428
McDonald's Corp.	6.300%	3/1/38	2,875	4,015
McDonald's Corp.	5.700%	2/1/39	1,250	1,631
Nordstrom Inc.	6.950%	3/15/28	300	380
Nordstrom Inc.	7.000%	1/15/38	1,200	1,602
Target Corp.	7.000%	7/15/31	1,800	2,437
Target Corp.	6.350%	11/1/32	3,825	4,882
Target Corp.	6.500%	10/15/37	3,400	4,492
Target Corp.	7.000%	1/15/38	1,650	2,319
Time Warner Cos. Inc.	7.570%	2/1/24	500	634
Time Warner Cos. Inc.	6.950%	1/15/28	1,000	1,210
Time Warner Inc.	4.000%	1/15/22	100	103
Time Warner Inc.	7.625%	4/15/31	5,935	7,610
Time Warner Inc.	7.700%	5/1/32	1,865	2,425
Time Warner Inc.	6.200%	3/15/40	2,350	2,804
Time Warner Inc.	6.100%	7/15/40	2,425	2,860
Time Warner Inc.	6.250%	3/29/41	2,925	3,523
Time Warner Inc.	5.375%	10/15/41	100	108
VF Corp.	6.450%	11/1/37	1,500	1,929
Viacom Inc.	6.875%	4/30/36	4,775	6,039
Wal-Mart Stores Inc.	5.875%	4/5/27	4,562	5,547
Wal-Mart Stores Inc.	7.550%	2/15/30	4,425	6,432
Wal-Mart Stores Inc.	5.250%	9/1/35	5,300	6,267
Wal-Mart Stores Inc.	6.500%	8/15/37	5,850	8,082
Wal-Mart Stores Inc.	6.200%	4/15/38	4,275	5,724
Wal-Mart Stores Inc.	5.625%	4/1/40	1,000	1,259
Wal-Mart Stores Inc.	4.875%	7/8/40	3,950	4,517
Wal-Mart Stores Inc.	5.000%	10/25/40	1,000	1,166
Wal-Mart Stores Inc.	5.625%	4/15/41	4,350	5,586
Walt Disney Co.	7.000%	3/1/32	1,450	2,005
Walt Disney Co.	4.375%	8/16/41	225	239

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Walt Disney Co.	4.125%	12/1/41	1,075	1,101
Western Union Co.	6.200%	11/17/36	1,350	1,444
Western Union Co.	6.200%	6/21/40	325	349
Yum! Brands Inc.	6.875%	11/15/37	1,400	1,797
Consumer Noncyclical (5.4%)
Abbott Laboratories	6.150%	11/30/37	2,225	2,896
Abbott Laboratories	6.000%	4/1/39	2,050	2,616
Abbott Laboratories	5.300%	5/27/40	2,600	3,124
Altria Group Inc.	9.950%	11/10/38	3,950	5,998
Altria Group Inc.	10.200%	2/6/39	3,725	5,797
Amgen Inc.	6.375%	6/1/37	2,225	2,549
Amgen Inc.	6.400%	2/1/39	5,375	6,285
Amgen Inc.	5.750%	3/15/40	950	1,034
Amgen Inc.	4.950%	10/1/41	1,950	1,910
Amgen Inc.	5.150%	11/15/41	3,050	3,182
Amgen Inc.	5.650%	6/15/42	2,700	2,922
Anheuser-Busch Cos. LLC	6.800%	8/20/32	1,875	2,480
Anheuser-Busch Cos. LLC	5.950%	1/15/33	650	789
Anheuser-Busch Cos. LLC	5.750%	4/1/36	1,575	1,929
Anheuser-Busch Cos. LLC	6.450%	9/1/37	650	875
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	3,475	5,494
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	2,225	3,053
Archer-Daniels-Midland Co.	5.935%	10/1/32	255	317
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,850	4,528
Archer-Daniels-Midland Co.	5.765%	3/1/41	2,400	3,031
4 Archer-Daniels-Midland Co.	4.535%	3/26/42	335	356
4 Aristotle Holding Inc.	6.125%	11/15/41	1,125	1,204
AstraZeneca plc	6.450%	9/15/37	6,925	9,327
Baptist Health South Florida Obligated Group	4.590%	8/15/21	550	592
Baxter International Inc.	6.250%	12/1/37	800	1,069
Beam Inc.	5.875%	1/15/36	175	183
Becton Dickinson and Co.	6.000%	5/15/39	1,000	1,286
Becton Dickinson and Co.	5.000%	11/12/40	400	448
Boston Scientific Corp.	7.000%	11/15/35	575	662
Boston Scientific Corp.	7.375%	1/15/40	1,150	1,459
Bristol-Myers Squibb Co.	7.150%	6/15/23	1,300	1,812
Bristol-Myers Squibb Co.	6.800%	11/15/26	889	1,189
Bristol-Myers Squibb Co.	5.875%	11/15/36	1,802	2,293
Bristol-Myers Squibb Co.	6.125%	5/1/38	850	1,113
Bristol-Myers Squibb Co.	6.875%	8/1/97	200	273
Celgene Corp.	5.700%	10/15/40	600	661
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	600	880
ConAgra Foods Inc.	7.125%	10/1/26	150	177
ConAgra Foods Inc.	7.000%	10/1/28	175	203
ConAgra Foods Inc.	8.250%	9/15/30	1,650	2,102
Corn Products International Inc.	6.625%	4/15/37	575	683
Covidien International Finance SA	6.550%	10/15/37	2,275	2,898
CR Bard Inc.	6.700%	12/1/26	500	662
Delhaize Group SA	5.700%	10/1/40	2,739	2,764
Diageo Capital plc	5.875%	9/30/36	750	946
Diageo Investment Corp.	7.450%	4/15/35	1,750	2,450
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	600	841
Eli Lilly & Co.	7.125%	6/1/25	1,100	1,524
Eli Lilly & Co.	5.500%	3/15/27	5,300	6,316
Eli Lilly & Co.	5.550%	3/15/37	750	917
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,025	1,326
Genentech Inc.	5.250%	7/15/35	200	238
General Mills Inc.	5.400%	6/15/40	2,000	2,314
Gilead Sciences Inc.	5.650%	12/1/41	1,600	1,767
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,850	2,185
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	5,775	7,683
Hasbro Inc.	6.350%	3/15/40	1,544	1,678
HJ Heinz Finance Co.	6.750%	3/15/32	1,125	1,444

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hospira Inc.	5.600%	9/15/40	725	717
Johnson & Johnson	6.950%	9/1/29	2,125	3,006
Johnson & Johnson	4.950%	5/15/33	2,125	2,559
Johnson & Johnson	5.950%	8/15/37	975	1,331
Johnson & Johnson	5.850%	7/15/38	1,525	2,037
Johnson & Johnson	4.500%	9/1/40	1,775	1,999
Kellogg Co.	7.450%	4/1/31	2,350	3,197
Kimberly-Clark Corp.	6.625%	8/1/37	1,975	2,791
Kimberly-Clark Corp.	5.300%	3/1/41	600	740
Koninklijke Philips Electronics NV	6.875%	3/11/38	2,550	3,229
Kraft Foods Inc.	6.500%	11/1/31	2,450	3,050
Kraft Foods Inc.	7.000%	8/11/37	3,050	4,058
Kraft Foods Inc.	6.875%	2/1/38	1,575	2,077
Kraft Foods Inc.	6.875%	1/26/39	400	527
Kraft Foods Inc.	6.500%	2/9/40	7,900	10,143
Kroger Co.	7.700%	6/1/29	375	498
Kroger Co.	8.000%	9/15/29	1,925	2,616
Kroger Co.	7.500%	4/1/31	1,350	1,739
Kroger Co.	5.400%	7/15/40	750	807
Lorillard Tobacco Co.	7.000%	8/4/41	300	317
Mattel Inc.	5.450%	11/1/41	925	935
McKesson Corp.	6.000%	3/1/41	1,550	1,993
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,025	1,228
Medtronic Inc.	6.500%	3/15/39	600	832
Medtronic Inc.	5.550%	3/15/40	1,025	1,267
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	800	829
Merck & Co. Inc.	6.300%	1/1/26	500	652
Merck & Co. Inc.	6.400%	3/1/28	2,200	2,863
Merck & Co. Inc.	5.950%	12/1/28	1,050	1,320
Merck & Co. Inc.	6.500%	12/1/33	775	1,081
Merck & Co. Inc.	5.750%	11/15/36	300	379
Merck & Co. Inc.	6.550%	9/15/37	3,850	5,306
Merck & Co. Inc.	5.850%	6/30/39	2,025	2,604
Pepsi Bottling Group Inc.	7.000%	3/1/29	3,675	5,077
PepsiCo Inc.	5.500%	1/15/40	425	526
PepsiCo Inc.	4.875%	11/1/40	3,500	4,045
Pfizer Inc.	7.200%	3/15/39	4,475	6,568
Pharmacia Corp.	6.600%	12/1/28	1,050	1,372
Philip Morris International Inc.	6.375%	5/16/38	3,700	4,817
Philip Morris International Inc.	4.375%	11/15/41	1,650	1,706
Procter & Gamble Co.	6.450%	1/15/26	1,100	1,490
Procter & Gamble Co.	5.800%	8/15/34	100	132
Procter & Gamble Co.	5.550%	3/5/37	5,150	6,830
Quest Diagnostics Inc.	6.950%	7/1/37	925	1,152
Quest Diagnostics Inc.	5.750%	1/30/40	1,000	1,080
Ralcorp Holdings Inc.	6.625%	8/15/39	1,675	1,752
Reynolds American Inc.	7.250%	6/15/37	600	701
Safeway Inc.	7.250%	2/1/31	1,631	1,960
Sara Lee Corp.	6.125%	11/1/32	625	644
Sysco Corp.	5.375%	9/21/35	1,575	1,954
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	1,675	2,044
Unilever Capital Corp.	5.900%	11/15/32	3,325	4,339
Wyeth	6.450%	2/1/24	2,725	3,559
Wyeth	6.000%	2/15/36	2,850	3,652
Wyeth	5.950%	4/1/37	5,875	7,526
Zimmer Holdings Inc.	5.750%	11/30/39	1,100	1,283
Energy (4.0%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	1,256
Anadarko Finance Co.	7.500%	5/1/31	2,000	2,412
Anadarko Petroleum Corp.	6.450%	9/15/36	5,300	6,106
Anadarko Petroleum Corp.	7.950%	6/15/39	50	65
Anadarko Petroleum Corp.	6.200%	3/15/40	1,575	1,763
Apache Corp.	6.000%	1/15/37	1,700	2,220

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apache Corp.	5.100%	9/1/40	2,500	2,955
Apache Corp.	5.250%	2/1/42	3,050	3,717
Apache Finance Canada Corp.	7.750%	12/15/29	650	942
Baker Hughes Inc.	6.875%	1/15/29	1,000	1,367
Baker Hughes Inc.	5.125%	9/15/40	3,215	3,778
Burlington Resources Finance Co.	7.200%	8/15/31	1,050	1,455
Burlington Resources Finance Co.	7.400%	12/1/31	1,675	2,305
Cameron International Corp.	5.950%	6/1/41	1,400	1,603
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,400	1,835
Canadian Natural Resources Ltd.	6.450%	6/30/33	1,175	1,513
Canadian Natural Resources Ltd.	6.500%	2/15/37	2,275	2,946
Canadian Natural Resources Ltd.	6.250%	3/15/38	2,315	2,929
Cenovus Energy Inc.	6.750%	11/15/39	3,250	4,326
ConocoPhillips	5.900%	10/15/32	2,750	3,405
ConocoPhillips	5.900%	5/15/38	3,575	4,556
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	950	1,159
ConocoPhillips Holding Co.	6.950%	4/15/29	1,975	2,699
Devon Energy Corp.	7.950%	4/15/32	435	624
Devon Energy Corp.	5.600%	7/15/41	2,325	2,817
Devon Financing Corp. ULC	7.875%	9/30/31	5,575	7,850
Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,075	1,195
Encana Corp.	6.500%	8/15/34	4,825	5,672
Encana Corp.	6.625%	8/15/37	1,175	1,414
Encana Corp.	6.500%	2/1/38	500	592
Encana Corp.	5.150%	11/15/41	450	459
Eni USA Inc.	7.300%	11/15/27	600	783
Global Marine Inc.	7.000%	6/1/28	800	773
Halliburton Co.	6.700%	9/15/38	4,575	6,126
Halliburton Co.	4.500%	11/15/41	1,000	1,023
Hess Corp.	7.875%	10/1/29	2,625	3,515
Hess Corp.	7.300%	8/15/31	600	769
Hess Corp.	7.125%	3/15/33	925	1,172
Hess Corp.	6.000%	1/15/40	2,100	2,459
Hess Corp.	5.600%	2/15/41	3,000	3,382
Husky Energy Inc.	6.800%	9/15/37	725	916
Kerr-McGee Corp.	6.950%	7/1/24	2,162	2,566
Kerr-McGee Corp.	7.875%	9/15/31	500	626
Marathon Oil Corp.	6.800%	3/15/32	750	914
Marathon Oil Corp.	6.600%	10/1/37	2,400	2,911
Marathon Petroleum Corp.	6.500%	3/1/41	3,000	3,374
Nexen Inc.	7.875%	3/15/32	1,050	1,241
Nexen Inc.	5.875%	3/10/35	1,850	1,886
Nexen Inc.	6.400%	5/15/37	3,300	3,491
Nexen Inc.	7.500%	7/30/39	1,525	1,826
Noble Energy Inc.	8.000%	4/1/27	775	1,033
Noble Energy Inc.	6.000%	3/1/41	1,950	2,273
Noble Holding International Ltd.	6.200%	8/1/40	1,700	1,909
Occidental Petroleum Corp.	3.125%	2/15/22	1,800	1,855
Petro-Canada	7.875%	6/15/26	150	197
Petro-Canada	7.000%	11/15/28	250	307
Petro-Canada	5.350%	7/15/33	1,650	1,731
Petro-Canada	5.950%	5/15/35	2,500	2,854
Petro-Canada	6.800%	5/15/38	2,675	3,459
Pride International Inc.	7.875%	8/15/40	1,500	1,909
Shell International Finance BV	6.375%	12/15/38	6,400	8,730
Shell International Finance BV	5.500%	3/25/40	2,950	3,680
Suncor Energy Inc.	7.150%	2/1/32	800	1,019
Suncor Energy Inc.	5.950%	12/1/34	875	991
Suncor Energy Inc.	6.500%	6/15/38	4,925	6,194
Talisman Energy Inc.	7.250%	10/15/27	450	546
Talisman Energy Inc.	5.850%	2/1/37	3,200	3,570
Tosco Corp.	8.125%	2/15/30	7,500	11,018
Total Capital SA	4.450%	6/24/20	1,000	1,113
Transocean Inc.	6.500%	11/15/20	225	232

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Transocean Inc.	7.500%	4/15/31	1,525	1,581
Transocean Inc.	6.800%	3/15/38	1,725	1,752
Transocean Inc.	7.350%	12/15/41	1,000	1,105
Valero Energy Corp.	7.500%	4/15/32	950	1,107
Valero Energy Corp.	6.625%	6/15/37	5,325	5,695
Weatherford International Inc.	6.800%	6/15/37	2,900	3,199
Weatherford International Ltd.	6.500%	8/1/36	1,500	1,636
Weatherford International Ltd.	7.000%	3/15/38	1,600	1,832
Williams Cos. Inc.	7.500%	1/15/31	1,764	2,188
XTO Energy Inc.	6.750%	8/1/37	440	674
Other Industrial (0.1%)
California Institute of Technology Revenue	4.700%	11/1/2111	1,250	1,256
Massachusetts Development Finance Agency Revenue
(Harvard University)	4.875%	10/15/40	1,000	1,173
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.600%	7/1/2111	1,950	2,680
Technology (1.4%)
Applied Materials Inc.	5.850%	6/15/41	1,350	1,539
Cisco Systems Inc.	5.900%	2/15/39	2,200	2,730
Cisco Systems Inc.	5.500%	1/15/40	7,550	9,195
Corning Inc.	7.250%	8/15/36	600	716
Corning Inc.	5.750%	8/15/40	950	1,109
Dell Inc.	7.100%	4/15/28	500	631
Dell Inc.	6.500%	4/15/38	1,458	1,853
Harris Corp.	6.150%	12/15/40	400	455
Hewlett-Packard Co.	6.000%	9/15/41	3,000	3,334
HP Enterprise Services LLC	7.450%	10/15/29	375	462
Intel Corp.	4.800%	10/1/41	4,275	4,728
International Business Machines Corp.	7.000%	10/30/25	1,050	1,432
International Business Machines Corp.	6.220%	8/1/27	1,600	2,069
International Business Machines Corp.	6.500%	1/15/28	225	298
International Business Machines Corp.	5.875%	11/29/32	950	1,192
International Business Machines Corp.	5.600%	11/30/39	5,470	7,038
Juniper Networks Inc.	5.950%	3/15/41	750	817
Microsoft Corp.	5.200%	6/1/39	2,075	2,561
Microsoft Corp.	4.500%	10/1/40	2,250	2,535
Microsoft Corp.	5.300%	2/8/41	1,800	2,279
Motorola Solutions Inc.	7.500%	5/15/25	525	619
Nokia Oyj	6.625%	5/15/39	1,575	1,516
Oracle Corp.	6.500%	4/15/38	2,775	3,761
Oracle Corp.	6.125%	7/8/39	2,125	2,812
Oracle Corp.	5.375%	7/15/40	6,325	7,767
Pitney Bowes Inc.	5.250%	1/15/37	2,000	2,064
SAIC Inc.	5.950%	12/1/40	350	379
Science Applications International Corp.	5.500%	7/1/33	1,100	1,118
Tyco Electronics Group SA	7.125%	10/1/37	1,250	1,649
Xerox Corp.	6.750%	12/15/39	950	1,110
Transportation (1.3%)
3 BNSF Funding Trust I	6.613%	12/15/55	850	871
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	937
Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,300	1,826
Burlington Northern Santa Fe LLC	6.200%	8/15/36	775	983
Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,325	1,659
Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,350	1,613
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,475	1,613
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,650	1,893
Canadian National Railway Co.	6.250%	8/1/34	2,450	3,189
Canadian National Railway Co.	6.200%	6/1/36	1,925	2,518
Canadian Pacific Railway Co.	4.450%	3/15/23	1,800	1,815
Canadian Pacific Railway Co.	7.125%	10/15/31	1,325	1,569
Canadian Pacific Railway Ltd.	5.750%	1/15/42	325	343
Con-way Inc.	6.700%	5/1/34	650	646
3 Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	4/19/22	2,556	2,671

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CSX Corp.	6.000%	10/1/36	175	206
CSX Corp.	6.150%	5/1/37	2,125	2,552
CSX Corp.	6.220%	4/30/40	4,525	5,511
CSX Corp.	5.500%	4/15/41	400	450
CSX Corp.	4.750%	5/30/42	700	722
3 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	8/10/22	1,966	2,050
Norfolk Southern Corp.	5.590%	5/17/25	716	844
Norfolk Southern Corp.	7.800%	5/15/27	2,802	3,953
Norfolk Southern Corp.	5.640%	5/17/29	1,898	2,338
Norfolk Southern Corp.	7.250%	2/15/31	800	1,106
4 Norfolk Southern Corp.	4.837%	10/1/41	2,400	2,563
Norfolk Southern Corp.	6.000%	5/23/2111	1,625	1,920
3 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	719	771
Union Pacific Corp.	7.125%	2/1/28	600	789
Union Pacific Corp.	6.625%	2/1/29	1,500	1,967
Union Pacific Corp.	6.150%	5/1/37	1,000	1,235
Union Pacific Corp.	4.750%	9/15/41	2,550	2,767
3 Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	888	1,073
United Parcel Service Inc.	6.200%	1/15/38	3,950	5,290
United Parcel Service of America Inc.	8.375%	4/1/30	500	732
				1,264,010
Utilities (7.0%)
Electric (5.1%)
AEP Texas Central Co.	6.650%	2/15/33	2,980	3,812
Alabama Power Co.	6.125%	5/15/38	1,000	1,343
Alabama Power Co.	5.500%	3/15/41	500	628
Alabama Power Co.	5.200%	6/1/41	1,375	1,655
Appalachian Power Co.	5.800%	10/1/35	500	585
Appalachian Power Co.	6.375%	4/1/36	825	1,023
Arizona Public Service Co.	5.050%	9/1/41	1,000	1,135
Baltimore Gas & Electric Co.	6.350%	10/1/36	375	471
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	925	1,258
Cleco Power LLC	6.500%	12/1/35	500	616
Cleco Power LLC	6.000%	12/1/40	1,000	1,202
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,000	1,172
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,000	1,071
Columbus Southern Power Co.	5.850%	10/1/35	800	938
Commonwealth Edison Co.	5.875%	2/1/33	250	302
Commonwealth Edison Co.	5.900%	3/15/36	1,950	2,388
Commonwealth Edison Co.	6.450%	1/15/38	400	525
Connecticut Light & Power Co.	6.350%	6/1/36	750	971
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,950	2,274
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,875	2,344
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	925	1,219
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,675	3,714
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	750	942
Constellation Energy Group Inc.	7.600%	4/1/32	1,800	2,322
Detroit Edison Co.	5.700%	10/1/37	500	626
Dominion Resources Inc.	6.300%	3/15/33	2,150	2,670
Dominion Resources Inc.	5.950%	6/15/35	1,675	1,991
Dominion Resources Inc.	4.900%	8/1/41	2,100	2,264
DTE Energy Co.	6.375%	4/15/33	800	962
Duke Energy Carolinas LLC	6.000%	12/1/28	1,125	1,389
Duke Energy Carolinas LLC	6.450%	10/15/32	1,050	1,347
Duke Energy Carolinas LLC	6.100%	6/1/37	850	1,081
Duke Energy Carolinas LLC	6.000%	1/15/38	875	1,134
Duke Energy Carolinas LLC	6.050%	4/15/38	3,800	4,967
Duke Energy Carolinas LLC	5.300%	2/15/40	1,400	1,699
Duke Energy Indiana Inc.	6.120%	10/15/35	600	723
Duke Energy Indiana Inc.	6.350%	8/15/38	1,000	1,318
El Paso Electric Co.	6.000%	5/15/35	850	1,007
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	500	562
Entergy Louisiana LLC	5.400%	11/1/24	1,425	1,622

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Entergy Louisiana LLC	4.440%	1/15/26	425	449
Exelon Corp.	5.625%	6/15/35	1,975	2,126
Exelon Generation Co. LLC	6.250%	10/1/39	3,875	4,715
FirstEnergy Corp.	7.375%	11/15/31	4,550	5,621
FirstEnergy Solutions Corp.	6.800%	8/15/39	645	727
Florida Power & Light Co.	5.950%	10/1/33	950	1,215
Florida Power & Light Co.	5.625%	4/1/34	1,674	2,068
Florida Power & Light Co.	4.950%	6/1/35	150	171
Florida Power & Light Co.	5.400%	9/1/35	1,100	1,316
Florida Power & Light Co.	6.200%	6/1/36	150	199
Florida Power & Light Co.	5.650%	2/1/37	2,150	2,679
Florida Power & Light Co.	5.850%	5/1/37	475	610
Florida Power & Light Co.	5.950%	2/1/38	2,850	3,759
Florida Power & Light Co.	5.960%	4/1/39	650	864
Florida Power & Light Co.	5.690%	3/1/40	750	967
Florida Power & Light Co.	5.250%	2/1/41	1,000	1,231
Florida Power & Light Co.	4.125%	2/1/42	600	619
Florida Power Corp.	6.350%	9/15/37	1,525	2,045
Florida Power Corp.	6.400%	6/15/38	4,425	5,993
Florida Power Corp.	5.650%	4/1/40	500	624
Georgia Power Co.	5.650%	3/1/37	2,575	3,163
Georgia Power Co.	5.950%	2/1/39	1,160	1,486
Georgia Power Co.	5.400%	6/1/40	2,000	2,406
Iberdrola International BV	6.750%	7/15/36	1,425	1,538
Indiana Michigan Power Co.	6.050%	3/15/37	1,775	2,208
Interstate Power & Light Co.	6.250%	7/15/39	975	1,276
Kansas City Power & Light Co.	6.050%	11/15/35	500	586
Kansas City Power & Light Co.	5.300%	10/1/41	750	812
Kentucky Utilities Co.	5.125%	11/1/40	800	963
Louisville Gas & Electric Co.	5.125%	11/15/40	1,700	2,047
MidAmerican Energy Co.	6.750%	12/30/31	1,800	2,324
MidAmerican Energy Co.	5.750%	11/1/35	850	1,035
MidAmerican Energy Co.	5.800%	10/15/36	875	1,035
Midamerican Energy Holdings Co.	8.480%	9/15/28	300	435
Midamerican Energy Holdings Co.	6.125%	4/1/36	8,525	10,196
Midamerican Energy Holdings Co.	5.950%	5/15/37	1,675	2,007
Midamerican Energy Holdings Co.	6.500%	9/15/37	1,700	2,120
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	2,625	3,735
Nevada Power Co.	6.750%	7/1/37	1,800	2,453
Nevada Power Co.	5.375%	9/15/40	1,300	1,535
Nevada Power Co.	5.450%	5/15/41	500	598
Northern States Power Co.	5.250%	7/15/35	1,175	1,438
Northern States Power Co.	6.250%	6/1/36	525	723
Northern States Power Co.	6.200%	7/1/37	1,550	2,106
Northern States Power Co.	5.350%	11/1/39	625	771
Northern States Power Co.	4.850%	8/15/40	800	933
NSTAR Electric Co.	5.500%	3/15/40	725	883
Oglethorpe Power Corp.	5.950%	11/1/39	750	946
Oglethorpe Power Corp.	5.375%	11/1/40	1,450	1,700
Ohio Edison Co.	6.875%	7/15/36	1,000	1,219
Ohio Power Co.	6.600%	2/15/33	400	515
Oklahoma Gas & Electric Co.	5.850%	6/1/40	350	437
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	1,675	2,145
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,025	2,671
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	325	436
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	425	602
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,175	1,332
Pacific Gas & Electric Co.	6.050%	3/1/34	9,125	11,355
Pacific Gas & Electric Co.	5.800%	3/1/37	2,925	3,583
Pacific Gas & Electric Co.	6.350%	2/15/38	1,500	1,939
Pacific Gas & Electric Co.	5.400%	1/15/40	700	809
PacifiCorp	7.700%	11/15/31	400	580
PacifiCorp	5.250%	6/15/35	1,150	1,319
PacifiCorp	5.750%	4/1/37	1,000	1,234

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PacifiCorp	6.250%	10/15/37	1,700	2,254
Pennsylvania Electric Co.	6.150%	10/1/38	350	414
Potomac Electric Power Co.	6.500%	11/15/37	2,000	2,640
PPL Electric Utilities Corp.	6.250%	5/15/39	775	1,044
PPL Electric Utilities Corp.	5.200%	7/15/41	400	477
Progress Energy Inc.	7.750%	3/1/31	1,725	2,450
Progress Energy Inc.	6.000%	12/1/39	800	1,002
PSEG Power LLC	8.625%	4/15/31	400	589
Public Service Co. of Colorado	6.250%	9/1/37	1,025	1,378
Public Service Co. of Colorado	6.500%	8/1/38	500	712
Public Service Co. of Colorado	4.750%	8/15/41	800	920
Public Service Co. of Oklahoma	6.625%	11/15/37	300	381
Public Service Electric & Gas Co.	5.800%	5/1/37	2,050	2,656
Public Service Electric & Gas Co.	5.375%	11/1/39	700	868
Public Service Electric & Gas Co.	5.500%	3/1/40	1,550	1,964
Puget Sound Energy Inc.	5.483%	6/1/35	1,725	2,032
Puget Sound Energy Inc.	6.274%	3/15/37	1,425	1,859
Puget Sound Energy Inc.	5.757%	10/1/39	850	1,046
Puget Sound Energy Inc.	5.795%	3/15/40	675	842
Puget Sound Energy Inc.	5.764%	7/15/40	600	752
Puget Sound Energy Inc.	4.434%	11/15/41	650	679
San Diego Gas & Electric Co.	5.350%	5/15/35	1,025	1,265
San Diego Gas & Electric Co.	6.125%	9/15/37	625	859
San Diego Gas & Electric Co.	4.500%	8/15/40	2,225	2,485
San Diego Gas & Electric Co.	3.950%	11/15/41	900	931
South Carolina Electric & Gas Co.	6.625%	2/1/32	500	647
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,850	2,154
South Carolina Electric & Gas Co.	6.050%	1/15/38	775	1,005
South Carolina Electric & Gas Co.	5.450%	2/1/41	500	598
Southern California Edison Co.	6.650%	4/1/29	700	924
Southern California Edison Co.	6.000%	1/15/34	975	1,263
Southern California Edison Co.	5.750%	4/1/35	800	1,019
Southern California Edison Co.	5.350%	7/15/35	2,000	2,401
Southern California Edison Co.	5.550%	1/15/36	100	123
Southern California Edison Co.	5.625%	2/1/36	2,075	2,581
Southern California Edison Co.	5.550%	1/15/37	500	620
Southern California Edison Co.	5.950%	2/1/38	1,675	2,183
Southern California Edison Co.	4.500%	9/1/40	2,275	2,483
Southern California Edison Co.	3.900%	12/1/41	500	494
Southern Power Co.	5.150%	9/15/41	1,225	1,296
Southwestern Electric Power Co.	6.200%	3/15/40	700	877
Tampa Electric Co.	6.550%	5/15/36	450	596
Tampa Electric Co.	6.150%	5/15/37	900	1,143
Toledo Edison Co.	6.150%	5/15/37	500	609
TransAlta Corp.	6.500%	3/15/40	600	688
Virginia Electric and Power Co.	3.450%	9/1/22	750	786
Virginia Electric and Power Co.	6.000%	1/15/36	1,725	2,176
Virginia Electric and Power Co.	6.000%	5/15/37	825	1,056
Virginia Electric and Power Co.	6.350%	11/30/37	1,000	1,327
Virginia Electric and Power Co.	8.875%	11/15/38	1,200	1,985
Wisconsin Electric Power Co.	5.625%	5/15/33	450	556
Wisconsin Electric Power Co.	5.700%	12/1/36	1,575	2,002
Wisconsin Power & Light Co.	6.375%	8/15/37	950	1,297
Xcel Energy Inc.	6.500%	7/1/36	650	833
Natural Gas (1.8%)
AGL Capital Corp.	6.000%	10/1/34	850	1,007
AGL Capital Corp.	5.875%	3/15/41	1,225	1,458
Atmos Energy Corp.	5.500%	6/15/41	750	881
CenterPoint Energy Resources Corp.	5.850%	1/15/41	500	576
DCP Midstream LLC	8.125%	8/16/30	500	643
El Paso Natural Gas Co.	8.375%	6/15/32	1,520	1,920
Enbridge Energy Partners LP	7.500%	4/15/38	1,595	2,139
Energy Transfer Partners LP	6.625%	10/15/36	1,625	1,728

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Energy Transfer Partners LP	7.500%	7/1/38	2,675	3,058
Enterprise Products Operating LLC	6.875%	3/1/33	2,150	2,586
Enterprise Products Operating LLC	6.650%	10/15/34	1,095	1,293
Enterprise Products Operating LLC	7.550%	4/15/38	1,125	1,448
Enterprise Products Operating LLC	6.125%	10/15/39	1,500	1,678
Enterprise Products Operating LLC	6.450%	9/1/40	1,275	1,489
Enterprise Products Operating LLC	5.950%	2/1/41	1,650	1,841
Enterprise Products Operating LLC	5.700%	2/15/42	1,200	1,304
KeySpan Corp.	8.000%	11/15/30	1,175	1,565
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	624
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,000	1,201
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,675	1,702
Kinder Morgan Energy Partners LP	6.500%	2/1/37	3,250	3,607
Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,419	2,764
Kinder Morgan Energy Partners LP	6.500%	9/1/39	3,600	4,012
Kinder Morgan Energy Partners LP	5.625%	9/1/41	900	926
Nisource Finance Corp.	6.125%	3/1/22	2,900	3,337
Nisource Finance Corp.	5.950%	6/15/41	125	135
Nisource Finance Corp.	5.800%	2/1/42	300	317
ONEOK Inc.	6.000%	6/15/35	1,725	1,844
ONEOK Partners LP	6.650%	10/1/36	3,025	3,620
ONEOK Partners LP	6.850%	10/15/37	200	241
ONEOK Partners LP	6.125%	2/1/41	1,825	2,130
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	2,175	2,588
Sempra Energy	6.000%	10/15/39	3,350	4,158
Southern California Gas Co.	5.750%	11/15/35	75	96
Southern Natural Gas Co.	8.000%	3/1/32	1,200	1,499
Southern Union Co.	8.250%	11/15/29	1,650	1,957
Spectra Energy Capital LLC	6.750%	2/15/32	1,705	1,975
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,325	1,350
Tennessee Gas Pipeline Co.	7.000%	3/15/27	350	415
Tennessee Gas Pipeline Co.	7.000%	10/15/28	1,400	1,631
Texas Eastern Transmission LP	7.000%	7/15/32	700	886
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,725	1,997
TransCanada PipeLines Ltd.	5.850%	3/15/36	2,575	3,074
TransCanada PipeLines Ltd.	6.200%	10/15/37	650	815
TransCanada PipeLines Ltd.	7.250%	8/15/38	3,850	5,329
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,450	2,088
TransCanada PipeLines Ltd.	6.100%	6/1/40	600	762
Williams Partners LP	6.300%	4/15/40	4,550	5,548
Other Utility (0.1%)
American Water Capital Corp.	6.593%	10/15/37	1,925	2,362
United Utilities plc	6.875%	8/15/28	375	430
Veolia Environnement SA	6.750%	6/1/38	575	686
				341,845
Total Corporate Bonds (Cost $1,747,020)				1,998,934
Sovereign Bonds (U.S. Dollar-Denominated) (5.2%)
Asian Development Bank	5.593%	7/16/18	4,000	4,887
Brazilian Government International Bond	8.875%	4/15/24	3,000	4,470
Brazilian Government International Bond	8.750%	2/4/25	6,700	10,016
Brazilian Government International Bond	10.125%	5/15/27	6,700	11,055
Brazilian Government International Bond	8.250%	1/20/34	6,375	9,594
Brazilian Government International Bond	7.125%	1/20/37	6,800	9,413
Brazilian Government International Bond	11.000%	8/17/40	5,150	6,824
Brazilian Government International Bond	5.625%	1/7/41	8,950	10,382
Colombia Government International Bond	8.125%	5/21/24	1,450	2,008
Colombia Government International Bond	7.375%	9/18/37	3,750	5,241
Colombia Government International Bond	6.125%	1/18/41	5,100	6,260
European Investment Bank	4.875%	2/15/36	2,400	2,597
Finland Government International Bond	6.950%	2/15/26	695	1,006
Hungary Government International Bond	7.625%	3/29/41	2,140	1,870
Hydro Quebec	8.400%	1/15/22	775	1,129

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hydro Quebec	8.050%	7/7/24	5,000	7,465
Hydro Quebec	8.500%	12/1/29	1,200	1,923
Inter-American Development Bank	7.000%	6/15/25	750	1,072
Inter-American Development Bank	3.875%	10/28/41	1,000	1,064
International Bank for Reconstruction & Development	7.625%	1/19/23	1,807	2,624
International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,661
International Bank for Reconstruction & Development	4.750%	2/15/35	1,025	1,288
Korea Electric Power Corp.	7.000%	2/1/27	750	914
5 Kreditanstalt fuer Wiederaufbau	0.000%	4/18/36	6,200	2,667
5 Kreditanstalt fuer Wiederaufbau	0.000%	6/29/37	825	339
Landesbank Baden-Wuerttemberg	7.625%	2/1/23	700	951
Mexico Government International Bond	8.300%	8/15/31	1,325	1,981
Mexico Government International Bond	7.500%	4/8/33	1,000	1,402
Mexico Government International Bond	6.750%	9/27/34	12,800	16,713
Mexico Government International Bond	6.050%	1/11/40	12,025	14,670
Mexico Government International Bond	5.750%	10/12/2110	4,950	5,234
Panama Government International Bond	7.125%	1/29/26	3,850	5,015
Panama Government International Bond	8.875%	9/30/27	1,350	2,025
Panama Government International Bond	9.375%	4/1/29	1,200	1,908
3 Panama Government International Bond	6.700%	1/26/36	4,900	6,411
Pemex Project Funding Master Trust	6.625%	6/15/35	6,350	7,195
Pemex Project Funding Master Trust	6.625%	6/15/38	1,375	1,555
Peruvian Government International Bond	7.350%	7/21/25	5,800	7,699
Peruvian Government International Bond	8.750%	11/21/33	3,250	4,948
3 Peruvian Government International Bond	6.550%	3/14/37	4,975	6,293
Peruvian Government International Bond	5.625%	11/18/50	2,200	2,408
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	3,350	3,828
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	2,275	2,593
Petroleos Mexicanos	6.500%	6/2/41	3,500	3,939
4 Petroleos Mexicanos	6.500%	6/2/41	1,075	1,210
Poland Government International Bond	5.000%	3/23/22	4,500	4,519
Province of British Columbia	6.500%	1/15/26	1,500	2,092
Province of Saskatchewan	7.375%	7/15/13	600	662
Quebec	7.125%	2/9/24	4,125	5,775
Quebec	7.500%	9/15/29	4,375	6,613
Region of Lombardy Italy	5.804%	10/25/32	2,375	1,949
Republic of Italy	6.875%	9/27/23	6,600	6,344
Republic of Italy	5.375%	6/15/33	5,675	4,824
Republic of Korea	5.625%	11/3/25	900	1,062
South Africa Government International Bond	6.875%	5/27/19	150	181
South Africa Government International Bond	5.875%	5/30/22	2,125	2,447
South Africa Government International Bond	6.250%	3/8/41	1,850	2,135
Statoil ASA	3.150%	1/23/22	975	1,002
Statoil ASA	7.250%	9/23/27	2,500	3,443
Statoil ASA	7.150%	1/15/29	1,000	1,363
Statoil ASA	5.100%	8/17/40	2,300	2,740
Statoil ASA	4.250%	11/23/41	825	865
Total Sovereign Bonds (Cost $224,102)				253,763
Taxable Municipal Bonds (6.1%)
Alameda County CA Joint Powers Authority Lease
Revenue	7.046%	12/1/44	600	743
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	200	277
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	600	699
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	2,900	3,193
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	475	541
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	200	261

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	1,800	2,525
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	600	723
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	950	1,217
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	3,150	4,093
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	2,000	2,651
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	775	1,011
Board of Regents of the University of Texas System
Revenue Financing System Revenue	5.262%	7/1/39	550	673
Board of Regents of the University of Texas System
Revenue Financing System Revenue	6.276%	8/15/41	675	768
Board of Regents of the University of Texas System
Revenue Financing System Revenue	5.134%	8/15/42	500	607
Board of Regents of the University of Texas System
Revenue Financing System Revenue	4.794%	8/15/46	575	658
California GO	5.700%	11/1/21	1,300	1,428
California GO	6.650%	3/1/22	1,500	1,746
California GO	7.500%	4/1/34	6,125	7,330
California GO	7.950%	3/1/36	1,500	1,698
California GO	7.550%	4/1/39	5,800	7,098
California GO	7.300%	10/1/39	4,625	5,510
California GO	7.350%	11/1/39	1,950	2,337
California GO	7.625%	3/1/40	3,100	3,835
California GO	7.600%	11/1/40	4,600	5,685
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	650	782
Chicago IL Board of Education GO	6.319%	11/1/29	650	720
Chicago IL Board of Education GO	6.138%	12/1/39	700	751
Chicago IL GO	7.781%	1/1/35	675	818
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,125	1,403
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	600	664
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	650	795
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	4,650	5,491
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	575	713
Chicago IL Water Revenue	6.742%	11/1/40	800	1,017
Clark County NV Airport Revenue	6.881%	7/1/42	650	725
Clark County NV Airport Revenue	6.820%	7/1/45	1,000	1,271
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	280	353
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	1,190	1,404
Connecticut GO	5.090%	10/1/30	350	374
Connecticut GO	5.850%	3/15/32	3,250	3,960
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	900	1,024
Cook County IL GO	6.229%	11/15/34	1,050	1,163
Curators of the University of Missouri System Facilities
Revenue	5.960%	11/1/39	1,000	1,295
Curators of the University of Missouri System Facilities
Revenue	5.792%	11/1/41	200	251
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,048
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	400	453
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,570	2,068
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,600	1,827
Dallas TX Independent School District GO	6.450%	2/15/35	1,400	1,654
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	525	619
Denver CO Public Schools Revenue (City & County of
Denver School District No. 1) COP	7.017%	12/15/37	700	892
District of Columbia Income Tax Revenue	5.591%	12/1/34	675	822

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
District of Columbia Income Tax Revenue	5.582%	12/1/35	625	751
East Baton Rouge LA Sewer Commission Revenue	6.087%	2/1/45	700	729
East Bay CA Municipal Utility District Water System
Revenue	5.874%	6/1/40	900	1,122
Georgia GO	4.503%	11/1/25	825	930
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,700	2,848
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	2,800	2,862
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	850	877
Illinois GO	4.950%	6/1/23	1,700	1,679
Illinois GO	5.100%	6/1/33	17,475	15,949
Illinois GO	6.630%	2/1/35	1,050	1,097
Illinois GO	6.725%	4/1/35	1,000	1,055
Illinois GO	7.350%	7/1/35	2,250	2,452
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,200	1,417
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	600	686
Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	875	1,119
6 Kansas Development Finance Authority Revenue
(Public Employees Retirement System)	5.501%	5/1/34	500	545
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	525	686
Los Angeles CA Community College District GO	6.600%	8/1/42	1,300	1,668
Los Angeles CA Community College District GO	6.750%	8/1/49	700	916
Los Angeles CA Department of Water & Power
Revenue	5.716%	7/1/39	775	897
Los Angeles CA Department of Water & Power
Revenue	6.008%	7/1/39	775	896
Los Angeles CA Department of Water & Power
Revenue	6.166%	7/1/40	625	682
Los Angeles CA Department of Water & Power
Revenue	6.574%	7/1/45	1,375	1,838
Los Angeles CA Department of Water & Power
Revenue	6.603%	7/1/50	1,500	2,021
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,000	1,105
Los Angeles CA Unified School District GO	5.750%	7/1/34	3,700	4,093
Los Angeles CA Unified School District GO	6.758%	7/1/34	1,700	2,127
Los Angeles County CA Metropolitan Transportation
Authority Sales Tax Revenue	5.735%	6/1/39	1,150	1,377
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.488%	8/1/33	700	882
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.618%	8/1/40	700	859
Maryland Transportation Authority Facilities Projects
Revenue	5.888%	7/1/43	850	1,078
Massachusetts Development Finance Agency Revenue
(Harvard University)	6.300%	10/1/37	1,000	1,122
Massachusetts GO	4.500%	8/1/31	1,500	1,591
Massachusetts GO	5.456%	12/1/39	1,900	2,297
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.715%	8/15/39	1,050	1,305
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	850	1,111
Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	900	1,047
Metropolitan Government of Nashville & Davidson
County TN GO	5.707%	7/1/34	1,200	1,405
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	7.336%	11/15/39	3,325	4,679
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	6.089%	11/15/40	575	695
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	6.548%	11/15/31	500	599
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.871%	11/15/39	700	752
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	6.648%	11/15/39	1,750	2,103
Metropolitan Washington DC/VA Airports Authority
Dulles Toll Road Revenue	7.462%	10/1/46	775	862

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Metropolitan Water District of Southern California
Water Revenue	6.947%	7/1/40	575	678
Mississippi GO	5.245%	11/1/34	700	799
Missouri Highways & Transportation Commission Road
Revenue	5.445%	5/1/33	600	707
7 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	5,250	6,381
New Jersey Educational Facilities Authority Revenue
(Princeton University)	5.700%	3/1/39	1,500	1,958
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.754%	12/15/28	1,700	1,858
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.104%	12/15/28	1,150	1,240
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.561%	12/15/40	1,575	2,045
New Jersey Turnpike Authority Revenue	4.252%	1/1/16	30	32
8 New Jersey Turnpike Authority Revenue	4.252%	1/1/16	470	488
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	3,050	4,350
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,200	5,771
New York City NY GO	5.206%	10/1/31	1,000	1,115
New York City NY GO	6.646%	12/1/31	400	468
New York City NY GO	6.246%	6/1/35	775	863
New York City NY GO	5.968%	3/1/36	300	356
New York City NY GO	5.985%	12/1/36	625	747
New York City NY GO	5.517%	10/1/37	675	767
New York City NY GO	6.271%	12/1/37	1,550	1,918
New York City NY GO	5.846%	6/1/40	400	476
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.750%	6/15/41	800	980
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.790%	6/15/41	500	548
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.724%	6/15/42	550	665
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.952%	6/15/42	800	995
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	6.011%	6/15/42	1,150	1,437
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.440%	6/15/43	1,000	1,143
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.882%	6/15/44	2,000	2,497
New York City NY Transitional Finance Authority
Building Aid Revenue	6.828%	7/15/40	800	1,027
New York City NY Transitional Finance Authority Future
Tax Revenue	5.767%	8/1/36	775	912
New York City NY Transitional Finance Authority Future
Tax Revenue	5.508%	8/1/37	1,900	2,221
New York City NY Transitional Finance Authority Future
Tax Revenue	5.572%	11/1/38	1,150	1,345
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.500%	3/15/30	2,500	2,911
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.289%	3/15/33	500	574
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.628%	3/15/39	2,000	2,324
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.389%	3/15/40	600	703
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.770%	3/15/39	1,350	1,611
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.838%	3/15/40	625	741
North Texas Tollway Authority System Revenue	6.718%	1/1/49	2,500	3,101
Ohio State University General Receipts Revenue	4.910%	6/1/40	1,500	1,720
Ohio State University General Receipts Revenue	4.800%	6/1/2111	725	756

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio Water Development Authority Water Pollution
Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,272
Orange County CA Local Transportation Authority Sales
Tax Revenue	6.908%	2/15/41	575	773
Oregon Department Transportation Highway Usertax
Revenue	5.834%	11/15/34	1,250	1,529
Oregon GO	5.762%	6/1/23	600	738
Oregon GO	5.892%	6/1/27	3,350	3,939
8 Oregon School Boards Association GO	4.759%	6/30/28	1,850	2,006
6 Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,677
Pennsylvania GO	4.650%	2/15/26	1,100	1,239
Pennsylvania GO	5.350%	5/1/30	1,000	1,089
Pennsylvania Public School Building Authority Lease
Revenue (School District of Philadelphia)	5.000%	9/15/27	1,100	1,154
Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	600	732
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	775	881
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	850	963
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	1,125	1,379
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	2,750	3,116
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,000	2,090
Regional Transportation District of Colorado Sales Tax
Revenue	5.844%	11/1/50	700	910
Rutgers State University NJ Revenue	5.665%	5/1/40	1,050	1,246
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	4.839%	1/1/41	1,100	1,233
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	600	763
San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	950	1,137
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	1,150	1,404
San Diego County CA Regional Transportation Authority
Sales Tax Revenue	5.911%	4/1/48	500	636
San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,200	1,532
San Francisco CA City & County Public Utility
Commission Water Revenue	6.000%	11/1/40	1,325	1,533
San Francisco CA City & County Public Utility
Commission Water Revenue	6.950%	11/1/50	800	1,042
Santa Clara Valley CA Transportation Authority Sales
Tax Revenue	5.876%	4/1/32	1,000	1,190
Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	750	831
South Carolina Public Service Authority Revenue	6.454%	1/1/50	750	1,030
Texas GO	5.517%	4/1/39	2,920	3,640
Texas Transportation Commission Revenue	5.028%	4/1/26	1,000	1,164
Texas Transportation Commission Revenue	5.178%	4/1/30	2,650	3,127
Texas Transportation Commission Revenue	4.631%	4/1/33	800	871
Texas Transportation Commission Revenue	4.681%	4/1/40	750	843
University of California Regents Medical Center
Revenue	6.548%	5/15/48	900	1,079
University of California Regents Medical Center
Revenue	6.583%	5/15/49	1,075	1,298
University of California Revenue	5.770%	5/15/43	2,800	3,217
University of California Revenue	5.946%	5/15/45	1,400	1,624
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	575	676
University of Southern California	5.250%	10/1/2111	800	998
University of Virginia Revenue	6.200%	9/1/39	1,000	1,368
Utah GO	4.554%	7/1/24	1,100	1,297
Utah GO	3.539%	7/1/25	1,200	1,271
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	700	893
Virginia Commonwealth Transportation Board Revenue	5.350%	5/15/35	300	347
Washington Convention Center Public Facilities District
Revenue	6.790%	7/1/40	600	744
Washington GO	5.090%	8/1/33	900	1,017
Washington GO	5.481%	8/1/39	650	778
Washington GO	5.140%	8/1/40	625	721

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 Wisconsin GO	5.700%	5/1/26	1,400	1,608
Total Taxable Municipal Bonds (Cost $254,627)				297,348

			Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
9 Vanguard Market Liquidity Fund (Cost $12,481)	0.110%		12,481,109	12,481

Total Investments (99.2%) (Cost $4,088,071)				4,812,343
Other Assets and Liabilities—Net (0.8%)				39,934
Net Assets (100%)				4,852,277

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate value of these securities was $14,493,000, representing 0.3% of net assets.
5 Guaranteed by the Federal Republic of Germany.
6 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
7 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Total Bond Market
Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund
and Vanguard Long-Term Bond Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board
(United States), the financial statements (not presented herein) of Vanguard Total Bond Market Index
Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and
Vanguard Long-Term Bond Index Fund (constituting separate portfolios of Vanguard Bond Index Funds, hereafter referred to as the "Funds") as of December 31, 2011 and for the year then ended and have issued our unqualified report thereon dated February 15, 2012. Our audits included audits of the Funds'
schedules of investments as of December 31, 2011. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA

February 15, 2012

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 840_022012

Annual Report | December 31, 2011

Vanguard Inflation-Protected

Securities Fund

> Vanguard Inflation-Protected Securities Fund returned 13.24% for Investor

Shares in 2011, as yields fell dramatically and inflation picked up.

> The fund’s return was a step behind that of its benchmark index but well ahead of the average return of peer-group funds.

> The 30-day SEC yield for each share class was negative at year-end, a consequence of Vanguard’s conservative approach to calculating this figure.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Fund Profile.	10
Performance Summary.	11
Financial Statements.	13
About Your Fund’s Expenses.	25
Glossary.	27

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2011

	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Inflation-Protected Securities Fund
Investor Shares	-0.45%	4.56%	8.68%	13.24%
Admiral™ Shares	-0.37	4.66	8.63	13.29
Institutional Shares	-0.33	4.70	8.69	13.39
Barclays Capital U.S. Treasury Inflation Protected
Securities Index				13.56
Treasury Inflation-Protected Securities Funds
Average				10.77

Treasury Inflation-Protected Securities Funds Average: Derived from data provided by Lipper Inc.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2010 , Through December 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Inflation-Protected Securities Fund
Investor Shares	$13.00	$14.11	$0.567	$0.018
Admiral Shares	25.54	27.71	1.137	0.035
Institutional Shares	10.40	11.29	0.467	0.014

1

Chairman’s Letter

Dear Shareholder,

The prices of Treasury Inflation-Protected Securities (TIPS) rallied in 2011 as investors sought shelter from volatile stock markets and Europe’s fiscal disarray along with some protection against future inflation. In this environment, your fund delivered its second-highest return since inception 11 years ago.

For the year, Vanguard Inflation-Protected Securities Fund returned 13.24% for Investor Shares, while the returns of the lower-cost Admiral and Institutional Shares were modestly higher. The fund did not equal the 13.56% return of its benchmark index, but it handily outpaced the 10.77% average return of competitor funds. In contrast to TIPS, the broad investment-grade bond market returned 7.84%, and “nominal” Treasury securities, which don’t include an automatic adjustment for inflation, returned 9.81%, according to the Barclays Capital U.S. Aggregate Bond and U.S. Treasury Indexes.

I want to note that these are unusually strong returns, particularly for TIPS. While we can make no predictions, it would be unwise to count on such impressive performance continuing. One factor: The declining yields that helped boost your fund’s share price last year are now so low that it is questionable whether they will fall substantially farther.

2

Inflation adjustments accounted for about two-thirds of the fund’s total quarterly distributions to shareholders during the year. The balance consisted of coupon interest earned on the fund’s bonds.

The fund finished the year with a negative 30-day SEC yield, an unusual result that should not cause you concern. It reflects the negative yields on some of the fund’s holdings and Vanguard’s decision to exclude adjustments for inflation from our calculation of the 30-day SEC yield. The preceding sentence raises two obvious questions. Why would investors buy bonds with a negative yield? And why does Vanguard exclude adjustments for inflation from its calculation?

First, investors are buying TIPS with negative yields in the expectation that future inflation adjustments to these securities will turn a bond with a negative yield into one that provides a positive long-term return. Second, Vanguard excludes inflation from our 30-day SEC yield calculations because inflation adjustments can vary significantly from month to month, and annualizing the current month’s inflation adjustment may suggest, at times, an unrealistic level of income. When the fund’s income is paid to shareholders, of course, it will reflect any adjustments made to TIPS securities for actual inflation.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2011
	One	Three	Five
	Year	Years	Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	7.84%	6.77%	6.50%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	10.70	8.57	5.22
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.11	1.36

Stocks
Russell 1000 Index (Large-caps)	1.50%	14.81%	-0.02%
Russell 2000 Index (Small-caps)	-4.18	15.63	0.15
Dow Jones U.S. Total Stock Market Index	0.52	15.24	0.28
MSCI All Country World Index ex USA (International)	-13.71	10.70	-2.92

CPI
Consumer Price Index	2.96%	2.39%	2.26%

3

As yields fell, bonds delivered unexpectedly strong returns

Bond returns in 2011 were a surprise, mainly because so little was expected of them. At the end of 2010, bond yields hovered near historical lows, suggesting that the scope for further declines—and rallies in bond prices—was limited. During 2011, however, interest rates moved lower still as investors sought shelter from stock market turmoil. As I noted, the broad U.S. bond market returned nearly 8%. Municipal bonds, which were battered at the end of 2010, produced even stronger returns than taxable bonds.

The returns of the 3-month U.S. Treasury bill and other money market instruments approached 0%, which was consistent with the Federal Reserve Board’s interest rate policy but nevertheless a disappointment for savers.

Big dramas and small numbers in the U.S. stock market

The broad U.S. stock market finished 2011 with a modestly positive return, a result that seems surprisingly low-key in light of the economic and political dramas that monopolized investors’ attention for much of the year.

Stock prices rallied and retreated as early optimism about the global economic outlook traded places with anxiety about Europe’s debt crisis and the contentious negotiations in Washington over raising the U.S. debt ceiling to avoid default. The

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Average
Inflation-Protected Securities Fund	0.22%	0.11%	0.07%	0.82%

The fund expense ratios shown are from the prospectus dated April 26, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the fund’s expense ratios were 0.20% for Investor Shares, 0.11% for Admiral Shares, and 0.07% for
Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end
2010.

Peer group: Treasury Inflation-Protected Securities Funds.

4

policymaking strife prompted Standard & Poor’s to downgrade the U.S. credit rating. (Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.) By year-end, stock prices were again on the rise, with investors refocused on signs of economic improvement.

International stock prices finished the year with a double-digit decline. The weaker performance of stocks outside the United States reflected the greater economic and financial challenges in Europe, Japan’s struggles with natural and nuclear disaster, and skittishness about emerging markets.

Strong demand for Treasuries helped boost TIPS prices

Demand was particularly strong during the year for Treasury bonds, pushing up their prices and lowering their yields. The drop in interest rates was substantial: The yield of the 10-year Treasury bond, for example, fell from 3.30% at year-end 2010 to 1.88% at year-end 2011, the lowest level in decades.

A notable source of demand for bonds was the Federal Reserve, which began a program of buying Treasury bonds, including TIPS, with the goal of stimulating economic activity by lowering intermediate-

Total Returns
Ten Years Ended December 31, 2011
Average
Annual Return
Inflation-Protected Securities Fund Investor Shares	7.33%
Barclays Capital U.S. Treasury Inflation Protected Securities Index	7.57
Treasury Inflation-Protected Securities Funds Average	6.50
Treasury Inflation-Protected Securities Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

and long-term interest rates. TIPS got a further boost in demand from investors seeking the safest assets available—a list headed by Treasury securities—as Europe’s sovereign-debt crisis threatened to overwhelm policymakers.

The effect on TIPS prices can be seen in the fund’s capital return, one of the two components of its total return. For the Investor Shares, capital return was a hearty 8.68%—nearly two thirds of the 13.24% total return.

Similarly healthy was the fund’s income return, the other component, which for the Investor Shares was 4.56%. A major influence on the income return of an inflation-linked fund is, of course, inflation, which accelerated in the past year. As of December 31, consumer prices were 3.0% higher than a year earlier, according to the U.S. Bureau of Labor Statistics. During 2010, the price index rose only 1.4%.

For those who owned the fund’s Investor Shares throughout 2011, higher inflation meant that 36.9 cents (or about two-thirds) of their total income distribution of 56.7 cents a share was based on the trend in consumer prices. The source of the remaining 19.8 cents was the coupon interest payments on the bonds that the fund holds. Distributions for the other share classes followed a similar pattern.

A note of caution on interest rates, duration, and your fund
The Inflation-Protected Securities Fund benefited in 2011 from its relatively long average duration, a measure of sensitivity to interest rate changes. The longer a bond fund’s duration, the more its share price will change—upward or downward—in response to a change in interest rates.

As of December 31, 2011, your fund had an average duration of 8.4 years, compared with an average of 5 years for the Barclays Capital U.S. Aggregate Bond Index. The
fund’s longer duration was an advantage last year as interest rates fell, but the same attribute would hurt performance if market rates were rising. (For more about the fund’s duration, please see the Advisor’s Report that follows this letter.)

We want you to be aware of how your fund could be affected by changes in interest rates, but it’s also important to keep perspective about this. Yes, rising rates can mean a decline in share price, but they also imply higher returns on reinvested income and new investments in the fund. When rates tumble, by contrast, the resulting short-term price gains imply lower returns on future investments. In any case, predicting interest rates is notoriously difficult. A more constructive course is to hold a broadly diversified portfolio that can help you move toward your long-term goals regardless of how short-term market trends affect individual holdings.

6

A skilled advisory team has produced excellent results

It’s always helpful to take a step back from the financial markets’ distractions and review an investment from a long-term perspective. In the case of Vanguard Inflation-Protected Securities Fund, a look back at the past ten years is gratifying.

As you can see in the table on page 5, the fund’s long-term returns have been in line with those of its benchmark, and have exceeded the average for its peer-group competitors. The fund’s strong performance is a credit to its advisor, Vanguard Fixed Income Group, which has developed deep expertise in portfolio construction and management.

Support also comes from the fund’s low expenses, a Vanguard hallmark that especially benefits investors over the long term. That is because every dollar saved in fund expenses is a dollar that can accrue to you.

TIPS can help investors cope with market and inflation risk

Inflation has often been labeled as an invisible thief, or a hidden tax, because it quietly robs you of purchasing power. As one component of a broadly diversified portfolio of stock and bond funds,

Vanguard Inflation-Protected Securities Fund can provide some defense against inflation risk. Your investment can also enhance diversification within the bond portion of your portfolio, because TIPS can behave differently than their conventional bond counterparts.

On another matter, I would like to welcome Gemma Wright-Casparius to Vanguard as co-manager, with John Hollyer, of the Inflation-Protected Securities Fund. She replaces Ken Volpert, who continues to head our taxable fixed income group. Gemma, who has extensive experience in the market for inflation-linked bonds, had managed a global inflation-linked bond portfolio and a U.S. Treasury bond-oriented portfolio for Singapore’s sovereign wealth fund.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 19, 2012

7

Advisor’s Report

For the year ended December 31, 2011, the Investor Shares of Vanguard Inflation-Protected Securities Fund returned 13.24%. Because of their lower expense ratios, the Admiral Shares returned 13.29% and the Institutional Shares 13.39%. The fund slightly underperformed its benchmark index (+13.56%), but substantially outpaced the average return of competing funds (+10.77%).

Steadily falling interest rates and rising inflation during the first nine months of the year helped produce the fund’s double-digit total return in 2011.

As you can see in the table below, the drop in yields of Treasury bonds took place across the board and was quite dramatic. Investors bid up Treasury prices for a number of reasons, including worries about the slower-than-anticipated economic recovery and Europe’s seemingly never-ending sovereign-debt crisis. The Federal Reserve was a bidder, too, in its “Operation Twist” campaign of purchasing intermediate- and long-term Treasuries.

The other boost to the fund’s return came in rising income from its bond investments as their principal was adjusted upward by the Treasury in response to higher consumer prices. That is the mechanism by which Treasury Inflation-Protected Securities work to help investors preserve purchasing power. (In deflationary periods, the adjustment would reduce the principal, though never below the face amount of the bond if held to maturity.) Consumer

Yields of U.S. Treasury Bonds
	December 31,	December 31,
Maturity	2010	2011
2 years	0.60%	0.24%
3 years	0.99	0.36
5 years	2.01	0.83
10 years	3.30	1.88
30 years	4.34	2.90
Source: Vanguard.

8

prices rose steadily in 2011 before declining in October and remaining flat in November and December.

Despite the late-year falloff in consumer price inflation, the possibility of longer-term inflation weighs on investors, as evidenced by the large cash flows into the fund during the year—some $2 billion from both individual investors and institutions. We were able to handle the increased flows efficiently.

Another sign of investors’ concern about inflation is the negative yields that buyers of newly auctioned TIPS have been willing to accept, something that is happening as we write this letter. This phenomenon occurs when investors pay particularly high premiums for TIPS bonds in the expectation that inflation will accelerate in the future, resulting in upward adjustments to the bonds’ principal and thus to the interest they pay. The buyer’s hope is that these adjustments will turn a bond with a negative yield into one that provides a positive long-term return. In the open market, already-issued TIPS with up to 10 years remaining to maturity have been trading at negative yields.

Fueling concern about future inflation, we suspect, are the swollen balance sheets of central banks in the United States and abroad. The Federal Reserve and its counterparts elsewhere have purchased huge amounts of bonds in order to inject money into their nations’ economies and thus, they hope, stimulate economic growth. Many in the market fear that all this monetary liquidity could encourage a surge in inflation if the U.S. economy’s current pace of recovery from the Great Recession speeds up.

Looking ahead, and barring any negative macroeconomic event, we expect that the inflation rate will continue to moderate, reflecting a slowing global economy. The Federal Reserve, because of its concern about the slow pace of U.S. economic growth, may be contemplating additional easing measures.

Because we can’t know what the future holds, we engage in prudent planning for different interest rate and inflation scenarios. It is important for investors to keep in mind that the fund and its benchmark have relatively high sensitivity to interest rate movements.

A material increase in rates will produce a negative total return. A 1% increase in real yields—that is, yield reflecting expected inflation—would cause the fund’s price to decline by more than 8%. We are sensitive to the potential for inflation outcomes differing from our forecasts, and we are prudently pursuing strategies to help performance in either rising or falling inflation.

John Hollyer, CFA, Principal

Gemma Wright-Casparius, Principal

January 25, 2012

9

Inflation-Protected Securities Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VIPSX	VAIPX	VIPIX
Expense Ratio[1]	0.22%	0.11%	0.07%
30-Day SEC Yield[2]	-0.45%	-0.37%	-0.33%

Financial Attributes
		Barclays
		Inflation	Barclays
		Protected	Aggregate
		Securities	Bond
	Fund	Index	Index
Number of Bonds	36	31	7,854
Yield to Maturity
(before expenses)	1.7%	1.7%	2.2%
Average Coupon	1.7%	1.7%	4.0%
Average Duration	8.4 years	8.4 years	5.0 years
Average Effective
Maturity	9.4 years	9.3 years	7.1 years
Short-Term
Reserves	0.7%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency			98.8%
Other			1.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	Inflation	Barclays
	Protected	Aggregate
	Securities	Bond
	Index	Index
R-Squared	0.99	0.34
Beta	0.99	1.19
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	1.2%
1 - 3 Years	14.4
3 - 5 Years	18.7
5 - 10 Years	32.6
10 - 20 Years	27.0
20 - 30 Years	6.1

Distribution by Credit Quality (% of portfolio)
U.S. Government	98.8%
Aaa	1.2
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.20% for Investor Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares.

2 Yields of inflation-protected securities tend to be lower than those of bonds, because the former do not incorporate market expectations about inflation. The principal amounts—and thus the interest payments—of inflation-protected securities are adjusted over time to reflect inflation.

10

Inflation-Protected Securities Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2011
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Inflation-Protected Securities Fund
	Investor Shares	13.24%	7.63%	7.33%	$20,289
••••••••	Barclays Capital U.S. Aggregate Bond
	Index	7.84	6.50	5.78	17,535

– – – –	Barclays Capital U.S. Treasury
	Inflation Protected Securities Index	13.56	7.95	7.57	20,749
	Treasury Inflation-Protected
	Securities Funds Average	10.77	6.45	6.50	18,777
Treasury Inflation-Protected Securities Funds Average: Derived from data provided by Lipper Inc.

	Average Annual Total Returns
	Periods Ended December 31, 2011
			Since	Final Value
	One	Five	Inception	of a $50,000
	Year	Years	(6/10/2005)	Investment
Inflation-Protected Securities Fund Admiral
Shares	13.29%	7.73%	6.07%	$73,586
Barclays Capital U.S. Aggregate Bond Index	7.84	6.50	5.69	71,887
Barclays Capital U.S. Treasury Inflation
Protected Securities Index	13.56	7.95	6.24	74,347
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

11

Inflation-Protected Securities Fund

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(12/12/2003)	Investment
Inflation-Protected Securities Fund
Institutional Shares	13.39%	7.79%	6.19%	$8,106,815
Barclays Capital U.S. Aggregate Bond Index	7.84	6.50	5.44	7,660,352
Barclays Capital U.S. Treasury Inflation
Protected Securities Index	13.56	7.95	6.32	8,189,783
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

				Barclays
				Inflation
				Protected
				Securities
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	4.55%	12.06%	16.61%	16.57%
2003	3.86	4.14	8.00	8.40
2004	4.79	3.48	8.27	8.46
2005	5.44	-2.85	2.59	2.84
2006	3.40	-2.97	0.43	0.41
2007	5.90	5.69	11.59	11.63
2008	4.62	-7.47	-2.85	-2.35
2009	1.86	8.94	10.80	11.41
2010	2.58	3.59	6.17	6.31
2011	4.56	8.68	13.24	13.56

12

Inflation-Protected Securities Fund

Financial Statements

Statement of Net Assets
As of December 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.5%)
U.S. Government Securities (98.5%)
1	United States Treasury Inflation Indexed Bonds	0.625%	4/15/13	495,000	539,210
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/13	976,875	1,259,424
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/14	1,370,000	1,777,933
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/14	1,002,000	1,123,616
	United States Treasury Inflation Indexed Bonds	2.000%	7/15/14	772,845	1,000,280
	United States Treasury Inflation Indexed Bonds	1.625%	1/15/15	847,215	1,083,733
	United States Treasury Inflation Indexed Bonds	0.500%	4/15/15	1,504,600	1,645,199
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/15	671,725	862,443
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/16	546,750	697,408
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/16	2,280,000	2,439,276
	United States Treasury Inflation Indexed Bonds	2.500%	7/15/16	378,425	490,899
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/17	700,525	912,860
	United States Treasury Inflation Indexed Bonds	2.625%	7/15/17	1,324,025	1,721,733
	United States Treasury Inflation Indexed Bonds	1.625%	1/15/18	905,600	1,114,723
	United States Treasury Inflation Indexed Bonds	1.375%	7/15/18	936,500	1,113,311
	United States Treasury Inflation Indexed Bonds	2.125%	1/15/19	561,850	704,265
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/19	833,750	1,041,624
	United States Treasury Inflation Indexed Bonds	1.375%	1/15/20	985,000	1,174,124
	United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	914,100	1,073,446
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	1,920,000	2,215,538
	United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	1,499,000	1,609,892
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	1,213,770	1,852,538
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	1,141,698	1,599,758
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	1,157,389	1,677,330
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	882,125	1,145,710
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	683,890	1,422,463
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	607,700	854,369
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	924,200	1,981,959
	United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	28,500	55,992
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	621,630	872,505
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	1,052,500	1,467,725
Total U.S. Government and Agency Obligations (Cost $33,966,920)					38,531,286

				Shares
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
2	Vanguard Market Liquidity Fund
	(Cost $274,166)	0.110%		274,165,700	274,166
Total Investments (99.2%) (Cost $34,241,086)					38,805,452

13

Inflation-Protected Securities Fund

Market
Value
($000)
Other Assets and Liabilities (0.8%)
Other Assets	408,181
Liabilities	(93,720)
314,461
Net Assets (100%)	39,119,913

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	34,692,522
Overdistributed Net Investment Income	(24,811)
Accumulated Net Realized Losses	(111,406)
Unrealized Appreciation (Depreciation)
Investment Securities	4,564,366
Futures Contracts	(758)
Net Assets	39,119,913

Investor Shares—Net Assets
Applicable to 1,078,764,087 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	15,220,153
Net Asset Value Per Share—Investor Shares	$14.11

Admiral Shares—Net Assets
Applicable to 488,360,227 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,532,863
Net Asset Value Per Share—Admiral Shares	$27.71

Institutional Shares—Net Assets
Applicable to 918,434,670 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,366,897
Net Asset Value Per Share—Institutional Shares	$11.29

See Note A in Notes to Financial Statements.
1 Securities with a value of $9,406,000 have been segregated as initial margin for open futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Inflation-Protected Securities Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Interest[1]	1,563,120
Total Income	1,563,120
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,246
Management and Administrative—Investor Shares	22,171
Management and Administrative—Admiral Shares	8,731
Management and Administrative—Institutional Shares	2,664
Marketing and Distribution—Investor Shares	4,045
Marketing and Distribution—Admiral Shares	3,235
Marketing and Distribution—Institutional Shares	2,469
Custodian Fees	175
Auditing Fees	34
Shareholders’ Reports—Investor Shares	270
Shareholders’ Reports—Admiral Shares	41
Shareholders’ Reports—Institutional Shares	24
Trustees’ Fees and Expenses	34
Total Expenses	48,139
Net Investment Income	1,514,981
Realized Net Gain (Loss)
Investment Securities Sold	375,403
Futures Contracts	(95,664)
Realized Net Gain (Loss)	279,739
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,607,113
Futures Contracts	99
Change in Unrealized Appreciation (Depreciation)	2,607,212
Net Increase (Decrease) in Net Assets Resulting from Operations	4,401,932
1 Interest income from an affiliated company of the fund was $773,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Inflation-Protected Securities Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,514,981	790,583
Realized Net Gain (Loss)	279,739	139,190
Change in Unrealized Appreciation (Depreciation)	2,607,212	927,194
Net Increase (Decrease) in Net Assets Resulting from Operations	4,401,932	1,856,967
Distributions
Net Investment Income
Investor Shares	(589,272)	(329,789)
Admiral Shares	(529,978)	(270,301)
Institutional Shares	(395,423)	(190,768)
Realized Capital Gain
Investor Shares	(19,064)	—
Admiral Shares	(16,843)	—
Institutional Shares	(12,623)	—
Total Distributions	(1,563,203)	(790,858)
Capital Share Transactions
Investor Shares	1,101,680	(520,155)
Admiral Shares	1,106,980	2,438,664
Institutional Shares	1,933,200	1,555,333
Net Increase (Decrease) from Capital Share Transactions	4,141,860	3,473,842
Total Increase (Decrease)	6,980,589	4,539,951
Net Assets
Beginning of Period	32,139,324	27,599,373
End of Period[1]	39,119,913	32,139,324
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($24,811,000) and ($25,119,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

Inflation-Protected Securities Fund

Financial Highlights

Investor Shares
					Feb. 1,	Year
					2007, to	Ended
For a Share Outstanding	Year Ended December 31,				Dec. 31,	Jan. 31,
Throughout Each Period	2011	2010	2009	2008	2007[1]	2007
Net Asset Value, Beginning of Period	$13.00	$12.55	$11.52	$12.45	$11.80	$12.18
Investment Operations
Net Investment Income	.568	.319	.210	.614	.651	.483
Net Realized and Unrealized Gain (Loss)
on Investments	1.127	.448	1.034	(.930)	.646	(.437)
Total from Investment Operations	1.695	.767	1.244	(.316)	1.297	.046
Distributions
Dividends from Net Investment Income	(.567)	(.317)	(.214)	(.614)	(.647)	(.407)
Distributions from Realized Capital Gains	(.018)	—	—	—	—	—
Return of Capital	—	—	—	—	—	(.019)
Total Distributions	(.585)	(.317)	(.214)	(.614)	(.647)	(.426)
Net Asset Value, End of Period	$14.11	$13.00	$12.55	$11.52	$12.45	$11.80

Total Return[2]	13.24%	6.17%	10.80%	-2.85%	11.40%	0.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,220	$12,979	$12,946	$8,593	$6,662	$5,361
Ratio of Total Expenses to
Average Net Assets	0.20%	0.22%	0.25%	0.20%	0.20%[3]	0.20%
Ratio of Net Investment Income to
Average Net Assets	4.21%	2.48%	2.00%	5.02%	5.92%[3]	3.87%
Portfolio Turnover Rate	28%	29%	14%	28%	21%	53%

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Inflation-Protected Securities Fund

Financial Highlights

Admiral Shares
					Feb. 1,	Year
					2007, to	Ended
For a Share Outstanding	Year Ended December 31,				Dec. 31,	Jan. 31,
Throughout Each Period	2011	2010	2009	2008	2007[1]	2007
Net Asset Value, Beginning of Period	$25.54	$24.65	$22.62	$24.45	$23.17	$23.91
Investment Operations
Net Investment Income	1.140	.654	.441	1.226	1.299	.971
Net Realized and Unrealized Gain (Loss)
on Investments	2.202	.888	2.037	(1.829)	1.278	(.858)
Total from Investment Operations	3.342	1.542	2.478	(.603)	2.577	.113
Distributions
Dividends from Net Investment Income	(1.137)	(.652)	(.448)	(1.227)	(1.297)	(.815)
Distributions from Realized Capital Gains	(.035)	—	—	—	—	—
Return of Capital	—	—	—	—	—	(.038)
Total Distributions	(1.172)	(.652)	(.448)	(1.227)	(1.297)	(.853)
Net Asset Value, End of Period	$27.71	$25.54	$24.65	$22.62	$24.45	$23.17

Total Return	13.29%	6.31%	10.96%	-2.78%	11.54%	0.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,533	$11,440	$8,723	$4,726	$3,487	$2,523
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.11%	0.11%[2]	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.30%	2.59%	2.13%	5.11%	6.01%[2]	3.96%
Portfolio Turnover Rate	28%	29%	14%	28%	21%	53%
1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Inflation-Protected Securities Fund

Financial Highlights

Institutional Shares
					Feb. 1,	Year
					2007, to	Ended

For a Share Outstanding	Year Ended December 31,				Dec. 31,	Jan. 31,
Throughout Each Period	2011	2010	2009	2008	2007[1]	2007
Net Asset Value, Beginning of Period	$10.40	$10.04	$9.21	$9.96	$9.44	$9.74
Investment Operations
Net Investment Income	.468	.271	.181	.502	.532	.398
Net Realized and Unrealized Gain (Loss)
on Investments	.903	.359	.834	(.751)	.521	(.348)
Total from Investment Operations	1.371	.630	1.015	(.249)	1.053	.050
Distributions
Dividends from Net Investment Income	(.467)	(.270)	(.185)	(.501)	(.533)	(.335)
Distributions from Realized Capital Gains	(.014)	—	—	—	—	—
Return of Capital	—	—	—	—	—	(.015)
Total Distributions	(.481)	(.270)	(.185)	(.501)	(.533)	(.350)
Net Asset Value, End of Period	$11.29	$10.40	$10.04	$9.21	$9.96	$9.44

Total Return	13.39%	6.33%	11.03%	-2.81%	11.58%	0.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,367	$7,720	$5,931	$3,250	$2,248	$1,673
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.09%	0.08%	0.08%[2]	0.08%
Ratio of Net Investment Income to
Average Net Assets	4.34%	2.63%	2.16%	5.14%	6.04%[2]	3.99%
Portfolio Turnover Rate	28%	29%	14%	28%	21%	53%
1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Inflation-Protected Securities Fund

Notes to Financial Statements

Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

20

Inflation-Protected Securities Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $6,289,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 2.52% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	38,531,286	—
Temporary Cash Investments	274,166	—	—
Futures Contracts—Assets[1]	796	—	—
Futures Contracts—Liabilities[1]	(1,197)	—	—
Total	273,765	38,531,286	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	March 2012	(7,534)	(928,624)	(1,126)
10-Year U.S. Treasury Note	March 2012	325	42,616	248
Ultra Long U.S. Treasury Bond	March 2012	50	8,009	75
30-Year U.S. Treasury Bond	March 2012	45	6,517	45

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

21

Inflation-Protected Securities Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s U.S. Treasury Inflation-Indexed securities experienced deflation adjustments that reduced interest income and the cost of investments for financial statement purposes by an amount greater than the reduction of taxable income; the additional income reduction will be deferred for tax purposes until it is used to offset future inflation adjustments that increase taxable income. The difference becomes permanent if the securities are sold. Deferred inflation adjustments to securities held at December 31, 2011, totaling $1,266,000 are reflected as a reduction of the amount of tax-basis unrealized appreciation of investment securities.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $60,176,000 from accumulated net realized losses to paid-in capital.

The fund used a capital loss carryforward of $193,625,000 to offset taxable capital gains realized during the year ended December 31, 2011, reducing the amount of capital gains that would otherwise be available to distribute to shareholders. For tax purposes, at December 31, 2011, the fund had $11,268,000 of ordinary income available for distribution. Capital gains required to be distributed in December 2011 included net gains realized through October 31, 2011. Subsequently, the fund realized losses of $6,258,000 during the period from November 1, 2011, through December 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012.

The fund had realized losses totaling $105,724,000 through December 31, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At December 31, 2011, the cost of investment securities for tax purposes was $34,348,259,000. Net unrealized appreciation of investment securities for tax purposes was $4,457,193,000, consisting of unrealized gains of $4,457,376,000 on securities that had risen in value since their purchase and $183,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2011, the fund purchased $13,552,241,000 of investment securities and sold $9,759,328,000 of investment securities, other than temporary cash investments.

22

Inflation-Protected Securities Fund

G. Capital share transactions for each class of shares were:
	Year Ended December 31,
	2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,985,772	364,254	5,006,041	387,720
Issued in Lieu of Cash Distributions	558,901	40,703	301,721	23,521
Redeemed	(4,442,993)	(324,301)	(5,827,917)	(444,595)
Net Increase (Decrease)—Investor Shares	1,101,680	80,656	(520,155)	(33,354)
Admiral Shares
Issued	4,044,902	150,180	5,110,172	198,605
Issued in Lieu of Cash Distributions	490,179	18,179	242,729	9,631
Redeemed	(3,428,101)	(127,939)	(2,914,237)	(114,168)
Net Increase (Decrease)—Admiral Shares	1,106,980	40,420	2,438,664	94,068
Institutional Shares
Issued	3,972,147	360,928	2,738,008	264,447
Issued in Lieu of Cash Distributions	385,233	35,047	179,127	17,446
Redeemed	(2,424,180)	(219,693)	(1,361,802)	(130,385)
Net Increase (Decrease)—Institutional Shares	1,933,200	176,282	1,555,333	151,508

H. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

23

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Inflation-Protected Securities Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Inflation-Protected Securities Fund (constituting a separate portfolio of Vanguard Bond Index Funds, hereafter referred to as the “Fund”) at December 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 15, 2012

Special 2011 tax information (unaudited) for Vanguard Inflation-Protected Securities Fund

This information for the fiscal year ended December 31, 2011, is included pursuant to provisions of the
Internal Revenue Code.

The fund distributed $108,707,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

24

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

25

Six Months Ended December 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Inflation-Protected Securities Fund	6/30/2011	12/31/2011	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,075.24	$0.94
Admiral Shares	1,000.00	1,075.77	0.58
Institutional Shares	1,000.00	1,076.44	0.37
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.30	$0.92
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.85	0.36

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses
Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

26

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the fund’s bonds will fluctuate in response to a change in “real” interest rates—meaning rates without inflation expectations built in. Real interest rates are reflected in market yields for inflation-adjusted securities. To see how the fund’s bond values could change, multiply the average duration by the change in real rates. For example, if the average duration were five years, then the value of the fund’s bonds would decline by about 5% if real interest rates rose by 1 percentage point. Conversely, if real rates fell by a percentage point, the value of the bonds would rise about 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” For this report, credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

27

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. This term generally refers to the rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates. For the Inflation-Protected Securities Fund, the calculation is modified by adding in the inflation adjustment made over the past 12 months. This change results in a figure more directly comparable to the yield-to-maturity figures for other types of bond funds. (An unmodified yield to maturity is used in calculating the fund’s 30-Day SEC Yield.)

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1190 022012

Annual Report | December 31, 2011

Vanguard Total Bond Market II Index Fund

> For 2011, Vanguard Total Bond Market II Index Fund returned 7.59% for Investor

Shares and 7.67% for Institutional Shares.

> All sectors of the broad investment-grade U.S. bond market posted positive returns for the fiscal year.

> With short-term interest rates anchored near zero, the best performances came from longer-term maturities.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	8
Financial Statements.	10
About Your Fund’s Expenses.	101
Glossary.	103

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2011

	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Total Bond Market II Index Fund
Investor Shares	2.14%	3.11%	4.48%	7.59%
Institutional Shares	2.22	3.19	4.48	7.67
Barclays Capital U.S. Aggregate Float Adjusted
Index				7.92
Intermediate Investment-Grade Debt Funds
Average				6.09
Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are designed for eligible institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2010 , Through December 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Bond Market II Index Fund
Investor Shares	$10.50	$10.87	$0.315	$0.100
Institutional Shares	10.50	10.87	0.322	0.100

1

Chairman’s Letter

Dear Shareholder,

Safety and a search for higher yields were key themes for the bond market in 2011. Periods of extreme volatility in stocks during the year benefited the fixed income market in general and U.S. Treasuries in particular, given their “risk-free” status. Within the fixed income arena, the Federal Reserve’s efforts to stimulate the economy by keeping short-term interest rates near zero encouraged investors seeking higher yields to turn toward bonds with longer maturities.

In this environment, the fund did well as it was primarily invested in Treasuries, U.S. government agency bonds, and investment-grade corporate bonds. The fund’s Investor Shares returned 7.59% and Institutional Shares returned 7.67% for the year, more than a full percentage point ahead of the average return of peer funds. A large part of the fund’s outperformance among longer maturities came from capital returns.

While the fund’s return was roughly in line with that of its target index, small deviations—whether positive or negative—may occur given the fund’s sampling approach to approximate the index as well as temporary pricing differences between the fund and its index.

2

As demand drove bond prices higher during the year, the fund’s yield fell (bond prices move inversely to yields). The 30-day SEC yield of the fund’s Investor Shares on December 31 was 2.14%, down from 2.60% a year ago.

Big dramas and small numbers in the U.S. stock market

The broad U.S. stock market finished 2011 with a modestly positive return, a result that seems surprisingly low-key in light of the economic and political dramas that monopolized investors’ attention for much of the year.

Stock prices rallied and retreated as early optimism about the global economic outlook traded places with anxiety about Europe’s debt crisis and the contentious negotiations in Washington over raising the U.S. debt ceiling to avoid default. The policymaking strife prompted Standard & Poor’s to downgrade the U.S. credit rating. (Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.) By year-end, stock prices were again on the rise, with investors refocused on signs of economic improvement.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2011
	One	Three	Five
	Year	Years	Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	7.84%	6.77%	6.50%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	10.70	8.57	5.22
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.11	1.36

Stocks
Russell 1000 Index (Large-caps)	1.50%	14.81%	-0.02%
Russell 2000 Index (Small-caps)	-4.18	15.63	0.15
Dow Jones U.S. Total Stock Market Index	0.52	15.24	0.28
MSCI All Country World Index ex USA (International)	-13.71	10.70	-2.92

CPI
Consumer Price Index	2.96%	2.39%	2.26%

3

International stock prices finished the year with a double-digit decline. The weaker performance of stocks outside the United States reflected the greater economic and financial challenges in Europe, Japan’s struggles with natural and nuclear disaster, and skittishness about emerging markets.

As yields fell, bonds delivered unexpectedly strong returns

Bond returns were also a surprise, mainly because so little was expected of them. At the end of 2010, bond yields hovered near historical lows, suggesting that the scope for further declines—and rallies in bond prices—was limited. During 2011, however, rates moved lower still as investors sought shelter from stock market turmoil. The broad U.S. bond market returned 7.84%. Municipal bonds, which were battered at the end of 2010, produced even stronger returns than taxable bonds in 2011.

The returns of the 3-month U.S. Treasury bill and other money market instruments approached 0%, which was consistent with the Federal Reserve Board’s interest rate policy but nevertheless a disappointment for savers.

The sweet spot in 2011: long-term Treasuries and top-rated corporates

In 2011, the widening and deepening of the debt crisis in Europe coupled with political gridlock in the United States over

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Total Bond Market II Index Fund	0.12%	0.07%	0.91%

The fund expense ratios shown are from the prospectus dated April 26, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the fund’s expense ratios were 0.12% for Investor Shares and 0.05% for Institutional Shares. The
peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group: Intermediate Investment-Grade Debt Funds.

4

the deficit, taxes, and spending led anxious investors to turn to U.S. Treasuries for safety. Demand surged, driving prices up and yields down, even as Standard & Poor’s downgraded the rating of U.S. long-term government debt to AA+ in August.

The shortest end of the Treasury yield curve had little room to move, given that rates were already near zero, but the yield of the 10-year benchmark fell by more than a full percentage point, to 1.88%, and yields at the long end fell by an even greater amount, to 2.90%. For the year as a whole, Treasuries returned almost 10%. This was a major contributor to the performance of the fund, which, like its benchmark, had a sizable stake (about 35% of assets) in Treasuries. The fund holds approximately another 35% of assets in U.S. government agency and government mortgage-backed securities, which are also considered very low risk.

Corporate bonds weren’t far behind, returning a little over 8% in 2011. The difference between their yields and those of comparable Treasuries decreased in the first four months of the year as the economic recovery in the United States seemed to be gaining traction (a narrowing spread indicates that investors are becoming more comfortable with this grade of bonds). However, the political and economic impasses I’ve already mentioned led to the spread ending the year significantly wider than where it began. Here, too, however, investors were willing to pay for quality, with bonds rated A or higher outperforming their lower-rated counterparts.

In terms of maturity, the significant flattening of the yield curve put the performance of longer-term bonds well out in front. Long-term Treasury returns were almost 30%, while their corporate counterparts came in at more than 17%.

A short but solid track record

We launched Vanguard Total Bond Market II Index Fund near the beginning of 2009 as an investment vehicle for use only as an underlying fund in “funds of funds” sponsored by Vanguard—such as the Vanguard Target Retirement Funds—and those managed by other providers. Since its launch, the fund has returned an annualized 6.93% for Investor Shares, meeting its primary objective of closely tracking the return of its broad, market-weighted benchmark, the Spliced Barclays Capital U.S. Aggregate Float Adjusted Index (which incurs no expenses).

5

Stick to a diversified strategy in good markets and in bad

While bond performances have been very strong of late, especially for Treasuries, it’s important to note that the decline in yields to such low levels means that the opportunity for similarly strong returns is limited in the short term. That said, we continue to believe that bonds are a crucial component of a well-balanced portfolio, and that they will continue to play their role as a diversifier for the riskier assets in a fund-of-funds portfolio, such as stock funds, even once interest rates begin to rise.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 24, 2012

6

Total Bond Market II Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VTBIX	VTBNX
Expense Ratio[1]	0.12%	0.07%
30-Day SEC Yield	2.14%	2.22%

Financial Attributes
		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	4,609	7,854
Yield to Maturity
(before expenses)	2.2%	2.2%
Average Coupon	4.0%	4.0%
Average Duration	5.1 years	5.1 years
Average Effective
Maturity	7.2 years	7.3 years
Short-Term
Reserves	0.4%	—

Sector Diversification (% of portfolio)
Asset-Backed	0.2%
Commercial Mortgage-Backed	2.2
Finance	7.0
Foreign	4.5
Government Mortgage-Backed	26.9
Industrial	11.6
Treasury/Agency	43.3
Utilities	2.4
Other	1.9

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	3.0%
1 - 3 Years	26.6
3 - 5 Years	24.6
5 - 10 Years	31.8
10 - 20 Years	3.9
20 - 30 Years	9.8
Over 30 Years	0.3

Distribution by Credit Quality (% of portfolio)
U.S. Government	70.1%
Aaa	3.8
Aa	5.2
A	11.2
Baa	9.6
Less Than Baa	0.1
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.12% for Investor Shares and 0.05% for Institutional Shares.

7

Total Bond Market II Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 26, 2009, Through December 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2011
			Since	Final Value
		One	Inception	of a $10,000
		Year	(1/26/2009)	Investment
	Total Bond Market II Index Fund
	Investor Shares	7.59%	6.93%	$12,169

– – – –	Spliced Barclays Capital U.S.
	Aggregate Float Adjusted Index	7.92	7.14	12,237
	Intermediate Investment-Grade Debt
	Funds Average	6.09	8.89	12,833

Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009;
Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.
Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(2/17/2009)	Investment
Total Bond Market II Index Fund Institutional
Shares	7.67%	6.94%	$6,060,684
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	7.92	7.12	6,090,866
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

8

Total Bond Market II Index Fund

Fiscal-Year Total Returns (%): January 26, 2009, Through December 31, 2011

				Spliced
				Barclays
				Aggregate
	Investor Shares			FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2009	3.68%	2.60%	6.28%	6.39%
2010	3.42	3.00	6.42	6.58
2011	3.11	4.48	7.59	7.92
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009;
Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.

9

Total Bond Market II Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (70.9%)
U.S. Government Securities (38.6%)
United States Treasury Note/Bond	4.000%	11/15/12	270,475	279,476
United States Treasury Note/Bond	0.500%	11/30/12	91,000	91,298
United States Treasury Note/Bond	3.375%	11/30/12	72,020	74,124
United States Treasury Note/Bond	1.125%	12/15/12	22,835	23,046
United States Treasury Note/Bond	0.625%	12/31/12	138,870	139,499
United States Treasury Note/Bond	1.375%	1/15/13	99,000	100,222
United States Treasury Note/Bond	3.875%	2/15/13	136,075	141,666
United States Treasury Note/Bond	0.625%	2/28/13	27,425	27,566
United States Treasury Note/Bond	2.750%	2/28/13	90,700	93,378
United States Treasury Note/Bond	1.375%	3/15/13	11,600	11,765
United States Treasury Note/Bond	0.750%	3/31/13	110,255	111,014
United States Treasury Note/Bond	1.750%	4/15/13	83,500	85,157
United States Treasury Note/Bond	0.625%	4/30/13	253,575	255,003
United States Treasury Note/Bond	1.375%	5/15/13	247,200	251,101
United States Treasury Note/Bond	0.500%	5/31/13	9,095	9,132
United States Treasury Note/Bond	3.500%	5/31/13	16,300	17,049
United States Treasury Note/Bond	1.125%	6/15/13	44,850	45,432
United States Treasury Note/Bond	0.375%	6/30/13	61,905	62,050
United States Treasury Note/Bond	3.375%	6/30/13	31,200	32,658
United States Treasury Note/Bond	0.375%	7/31/13	70,865	71,031
United States Treasury Note/Bond	3.375%	7/31/13	4,225	4,433
United States Treasury Note/Bond	0.750%	8/15/13	219,625	221,479
United States Treasury Note/Bond	4.250%	8/15/13	26,325	28,032
United States Treasury Note/Bond	3.125%	8/31/13	97,550	102,214
United States Treasury Note/Bond	0.750%	9/15/13	147,400	148,666
United States Treasury Note/Bond	0.125%	9/30/13	210,558	210,164
United States Treasury Note/Bond	3.125%	9/30/13	39,225	41,193
United States Treasury Note/Bond	0.500%	10/15/13	47,475	47,690
United States Treasury Note/Bond	0.250%	10/31/13	17,995	17,998
United States Treasury Note/Bond	4.250%	11/15/13	10,800	11,602
United States Treasury Note/Bond	0.250%	11/30/13	175,000	175,054
United States Treasury Note/Bond	2.000%	11/30/13	28,250	29,186
United States Treasury Note/Bond	0.750%	12/15/13	7,525	7,599
United States Treasury Note/Bond	1.500%	12/31/13	13,735	14,076
United States Treasury Note/Bond	1.000%	1/15/14	2,550	2,588
United States Treasury Note/Bond	1.750%	1/31/14	12,550	12,934
United States Treasury Note/Bond	1.250%	2/15/14	73,700	75,220

10

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.875%	2/28/14	141,375	146,190
United States Treasury Note/Bond	1.250%	3/15/14	138,635	141,581
United States Treasury Note/Bond	1.750%	3/31/14	51,950	53,654
United States Treasury Note/Bond	1.250%	4/15/14	428,660	438,039
United States Treasury Note/Bond	1.875%	4/30/14	514,625	533,362
United States Treasury Note/Bond	1.000%	5/15/14	161,990	164,648
United States Treasury Note/Bond	4.750%	5/15/14	95,050	104,986
United States Treasury Note/Bond	2.250%	5/31/14	89,650	93,782
United States Treasury Note/Bond	0.750%	6/15/14	291,300	294,440
United States Treasury Note/Bond	2.625%	6/30/14	109,150	115,358
United States Treasury Note/Bond	0.625%	7/15/14	325,625	328,119
United States Treasury Note/Bond	2.625%	7/31/14	107,125	113,436
United States Treasury Note/Bond	0.500%	8/15/14	226,600	227,697
United States Treasury Note/Bond	4.250%	8/15/14	94,225	103,825
United States Treasury Note/Bond	2.375%	8/31/14	59,200	62,373
United States Treasury Note/Bond	0.250%	9/15/14	40,935	40,845
United States Treasury Note/Bond	2.375%	9/30/14	27,450	28,968
United States Treasury Note/Bond	0.500%	10/15/14	724,509	727,566
United States Treasury Note/Bond	2.375%	10/31/14	150,550	159,043
United States Treasury Note/Bond	0.375%	11/15/14	298,225	298,458
United States Treasury Note/Bond	2.125%	11/30/14	126,450	132,832
United States Treasury Note/Bond	0.250%	12/15/14	495,000	493,456
United States Treasury Note/Bond	2.625%	12/31/14	262,025	279,465
United States Treasury Note/Bond	2.250%	1/31/15	58,275	61,562
United States Treasury Note/Bond	4.000%	2/15/15	36,370	40,394
United States Treasury Note/Bond	11.250%	2/15/15	168,700	225,135
United States Treasury Note/Bond	2.375%	2/28/15	1,000	1,061
United States Treasury Note/Bond	4.125%	5/15/15	100,075	112,256
United States Treasury Note/Bond	2.125%	5/31/15	925	977
United States Treasury Note/Bond	1.875%	6/30/15	21,250	22,269
United States Treasury Note/Bond	10.625%	8/15/15	1,775	2,418
United States Treasury Note/Bond	1.250%	10/31/15	1,685	1,728
United States Treasury Note/Bond	4.500%	11/15/15	3,125	3,593
United States Treasury Note/Bond	9.875%	11/15/15	69,875	94,757
United States Treasury Note/Bond	1.375%	11/30/15	425	438
United States Treasury Note/Bond	2.000%	1/31/16	2,115	2,232
United States Treasury Note/Bond	4.500%	2/15/16	33,200	38,393
United States Treasury Note/Bond	9.250%	2/15/16	2,000	2,701
United States Treasury Note/Bond	2.125%	2/29/16	9,406	9,984
United States Treasury Note/Bond	2.375%	3/31/16	6,800	7,283
United States Treasury Note/Bond	2.000%	4/30/16	25	26
United States Treasury Note/Bond	7.250%	5/15/16	3,075	3,945
United States Treasury Note/Bond	1.750%	5/31/16	1,425	1,490
United States Treasury Note/Bond	3.250%	5/31/16	3,050	3,385
United States Treasury Note/Bond	1.500%	6/30/16	30,350	31,389
United States Treasury Note/Bond	4.875%	8/15/16	625	741
United States Treasury Note/Bond	1.000%	8/31/16	1,200	1,213
United States Treasury Note/Bond	3.000%	8/31/16	84,375	92,958
United States Treasury Note/Bond	1.000%	9/30/16	114,380	115,596
United States Treasury Note/Bond	3.000%	9/30/16	72,150	79,557
United States Treasury Note/Bond	1.000%	10/31/16	38,440	38,818
United States Treasury Note/Bond	3.125%	10/31/16	315,950	350,458
United States Treasury Note/Bond	4.625%	11/15/16	59,750	70,570
United States Treasury Note/Bond	0.875%	11/30/16	229,490	230,243
United States Treasury Note/Bond	2.750%	11/30/16	249,165	272,058

11

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.250%	12/31/16	395,775	441,970
United States Treasury Note/Bond	3.125%	1/31/17	217,675	242,028
United States Treasury Note/Bond	4.625%	2/15/17	33,425	39,666
United States Treasury Note/Bond	3.000%	2/28/17	56,675	62,688
United States Treasury Note/Bond	3.250%	3/31/17	115,650	129,509
United States Treasury Note/Bond	3.125%	4/30/17	337,350	375,778
United States Treasury Note/Bond	4.500%	5/15/17	4,850	5,753
United States Treasury Note/Bond	8.750%	5/15/17	35,864	50,557
United States Treasury Note/Bond	2.750%	5/31/17	209,000	228,757
United States Treasury Note/Bond	2.500%	6/30/17	64,625	69,906
United States Treasury Note/Bond	2.375%	7/31/17	145,425	156,355
United States Treasury Note/Bond	8.875%	8/15/17	41,325	59,166
United States Treasury Note/Bond	1.875%	8/31/17	87,600	91,720
United States Treasury Note/Bond	1.875%	9/30/17	389,675	407,514
United States Treasury Note/Bond	4.250%	11/15/17	3,865	4,566
United States Treasury Note/Bond	2.625%	1/31/18	2,575	2,806
United States Treasury Note/Bond	2.625%	4/30/18	4,225	4,601
United States Treasury Note/Bond	3.875%	5/15/18	100,000	116,656
United States Treasury Note/Bond	9.125%	5/15/18	1,625	2,425
United States Treasury Note/Bond	2.375%	5/31/18	34,500	37,007
United States Treasury Note/Bond	2.375%	6/30/18	112,475	120,542
United States Treasury Note/Bond	4.000%	8/15/18	104,300	122,830
United States Treasury Note/Bond	1.500%	8/31/18	94,750	96,142
United States Treasury Note/Bond	1.375%	9/30/18	242,365	243,691
United States Treasury Note/Bond	1.750%	10/31/18	227,205	233,844
United States Treasury Note/Bond	3.750%	11/15/18	202,750	235,855
United States Treasury Note/Bond	1.375%	11/30/18	75,000	75,258
United States Treasury Note/Bond	1.375%	12/31/18	145,000	145,273
United States Treasury Note/Bond	3.125%	5/15/19	5,650	6,334
United States Treasury Note/Bond	3.625%	8/15/19	172,675	199,952
United States Treasury Note/Bond	8.125%	8/15/19	13,700	20,377
United States Treasury Note/Bond	3.375%	11/15/19	365,313	416,398
United States Treasury Note/Bond	3.625%	2/15/20	26,240	30,426
United States Treasury Note/Bond	3.500%	5/15/20	164,995	189,771
United States Treasury Note/Bond	8.750%	5/15/20	25	39
United States Treasury Note/Bond	2.625%	8/15/20	99,770	107,596
United States Treasury Note/Bond	8.750%	8/15/20	60,755	95,803
United States Treasury Note/Bond	2.625%	11/15/20	6,220	6,695
United States Treasury Note/Bond	3.625%	2/15/21	49,700	57,691
United States Treasury Note/Bond	7.875%	2/15/21	70,550	107,644
United States Treasury Note/Bond	3.125%	5/15/21	246,795	275,485
United States Treasury Note/Bond	8.125%	5/15/21	3,350	5,211
United States Treasury Note/Bond	2.125%	8/15/21	194,360	199,219
United States Treasury Note/Bond	8.125%	8/15/21	42,550	66,624
United States Treasury Note/Bond	2.000%	11/15/21	308,518	311,893
United States Treasury Note/Bond	8.000%	11/15/21	27,775	43,398
United States Treasury Note/Bond	7.250%	8/15/22	75	113
United States Treasury Note/Bond	7.625%	11/15/22	150	233
United States Treasury Note/Bond	7.125%	2/15/23	2,675	4,044
United States Treasury Note/Bond	6.250%	8/15/23	332,950	476,328
United States Treasury Note/Bond	7.500%	11/15/24	6,650	10,610
United States Treasury Note/Bond	6.875%	8/15/25	51,500	79,286
United States Treasury Note/Bond	6.000%	2/15/26	8,060	11,613
United States Treasury Note/Bond	6.750%	8/15/26	43,150	66,620
United States Treasury Note/Bond	6.500%	11/15/26	525	796

12

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	6.625%	2/15/27	4,150	6,383
United States Treasury Note/Bond	6.375%	8/15/27	6,850	10,379
United States Treasury Note/Bond	6.125%	11/15/27	350	520
United States Treasury Note/Bond	5.500%	8/15/28	80,775	113,981
United States Treasury Note/Bond	5.250%	11/15/28	80,842	111,411
United States Treasury Note/Bond	5.250%	2/15/29	10,775	14,881
United States Treasury Note/Bond	6.125%	8/15/29	106,930	161,966
United States Treasury Note/Bond	6.250%	5/15/30	10,785	16,673
United States Treasury Note/Bond	5.375%	2/15/31	82,375	117,371
United States Treasury Note/Bond	4.500%	2/15/36	5,470	7,152
United States Treasury Note/Bond	4.750%	2/15/37	203,000	275,540
United States Treasury Note/Bond	4.375%	2/15/38	58,200	75,151
United States Treasury Note/Bond	4.500%	5/15/38	4,079	5,370
United States Treasury Note/Bond	3.500%	2/15/39	210,880	236,778
United States Treasury Note/Bond	4.250%	5/15/39	111,275	141,337
United States Treasury Note/Bond	4.500%	8/15/39	36,566	48,278
United States Treasury Note/Bond	4.375%	11/15/39	133,905	173,553
United States Treasury Note/Bond	4.625%	2/15/40	81,805	110,143
United States Treasury Note/Bond	4.375%	5/15/40	99,820	129,455
United States Treasury Note/Bond	3.875%	8/15/40	39,235	46,953
United States Treasury Note/Bond	4.250%	11/15/40	98,902	125,915
United States Treasury Note/Bond	4.750%	2/15/41	311,707	428,840
United States Treasury Note/Bond	4.375%	5/15/41	74,535	96,942
United States Treasury Note/Bond	3.750%	8/15/41	163,205	191,588
				19,313,168
Agency Bonds and Notes (5.1%)
1 Ally Financial Inc.	2.200%	12/19/12	5,725	5,833
1 Citibank NA	1.750%	12/28/12	15,950	16,179
1 Citigroup Funding Inc.	2.250%	12/10/12	1,750	1,782
Egypt Government AID Bonds	4.450%	9/15/15	5,725	6,405
2 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	2,075	2,100
2 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	1,050	1,086
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	1,800	1,845
2 Federal Farm Credit Bank	1.875%	12/7/12	3,525	3,579
2 Federal Farm Credit Bank	1.750%	2/21/13	3,500	3,559
2 Federal Farm Credit Bank	1.375%	6/25/13	2,500	2,539
2 Federal Farm Credit Bank	3.875%	10/7/13	3,250	3,450
2 Federal Farm Credit Bank	1.125%	2/27/14	5,650	5,727
2 Federal Farm Credit Bank	2.625%	4/17/14	28,627	29,988
2 Federal Farm Credit Bank	3.000%	9/22/14	2,075	2,206
2 Federal Farm Credit Bank	1.625%	11/19/14	5,850	6,020
2 Federal Farm Credit Bank	1.500%	11/16/15	3,000	3,071
2 Federal Farm Credit Bank	4.875%	12/16/15	425	490
2 Federal Farm Credit Bank	5.125%	8/25/16	3,475	4,108
2 Federal Farm Credit Bank	4.875%	1/17/17	2,750	3,239
2 Federal Farm Credit Bank	5.150%	11/15/19	5,325	6,528
2 Federal Home Loan Bank of Chicago	5.625%	6/13/16	825	930
2 Federal Home Loan Banks	1.750%	12/14/12	6,200	6,289
2 Federal Home Loan Banks	1.500%	1/16/13	19,300	19,552
2 Federal Home Loan Banks	1.625%	3/20/13	26,425	26,863
2 Federal Home Loan Banks	1.000%	3/27/13	59,725	60,270
2 Federal Home Loan Banks	3.875%	6/14/13	2,610	2,745
2 Federal Home Loan Banks	5.375%	6/14/13	3,850	4,131
2 Federal Home Loan Banks	1.875%	6/21/13	111,235	113,841
2 Federal Home Loan Banks	5.125%	8/14/13	2,480	2,672

13

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 Federal Home Loan Banks	4.000%	9/6/13	9,175	9,738
2 Federal Home Loan Banks	5.250%	9/13/13	4,450	4,815
2 Federal Home Loan Banks	4.500%	9/16/13	6,575	7,042
2 Federal Home Loan Banks	3.625%	10/18/13	7,370	7,798
2 Federal Home Loan Banks	0.375%	11/27/13	81,780	81,814
2 Federal Home Loan Banks	4.875%	11/27/13	6,475	7,017
2 Federal Home Loan Banks	3.125%	12/13/13	2,675	2,813
2 Federal Home Loan Banks	0.875%	12/27/13	15,000	15,146
2 Federal Home Loan Banks	1.375%	5/28/14	11,600	11,853
2 Federal Home Loan Banks	2.500%	6/13/14	4,975	5,205
2 Federal Home Loan Banks	5.250%	6/18/14	2,665	2,972
2 Federal Home Loan Banks	5.500%	8/13/14	9,675	10,916
2 Federal Home Loan Banks	4.500%	11/14/14	4,650	5,160
2 Federal Home Loan Banks	2.750%	12/12/14	22,925	24,335
2 Federal Home Loan Banks	3.125%	3/11/16	16,175	17,558
2 Federal Home Loan Banks	5.375%	5/18/16	18,800	22,318
2 Federal Home Loan Banks	5.125%	10/19/16	9,725	11,531
2 Federal Home Loan Banks	4.750%	12/16/16	12,580	14,792
2 Federal Home Loan Banks	4.875%	5/17/17	10,500	12,500
2 Federal Home Loan Banks	4.875%	9/8/17	595	707
2 Federal Home Loan Banks	5.000%	11/17/17	7,850	9,446
2 Federal Home Loan Banks	5.375%	8/15/18	5,250	6,494
2 Federal Home Loan Banks	4.125%	3/13/20	17,255	19,791
2 Federal Home Loan Banks	5.250%	12/11/20	5,000	6,219
2 Federal Home Loan Banks	5.625%	6/11/21	5,275	6,736
2 Federal Home Loan Banks	5.375%	8/15/24	1,585	2,021
2 Federal Home Loan Banks	5.500%	7/15/36	7,225	9,371
3 Federal Home Loan Mortgage Corp.	0.625%	12/28/12	24,275	24,370
3 Federal Home Loan Mortgage Corp.	0.750%	12/28/12	50,000	50,232
3 Federal Home Loan Mortgage Corp.	1.375%	1/9/13	9,200	9,306
3 Federal Home Loan Mortgage Corp.	0.750%	3/28/13	52,965	53,286
3 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	3,900	4,100
3 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	5,475	5,830
3 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	14,825	15,796
3 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	24,240	24,245
3 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	16,250	17,606
3 Federal Home Loan Mortgage Corp.	0.375%	11/27/13	52,370	52,372
3 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	2,000	2,081
3 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	21,895	23,682
3 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	33,025	33,653
3 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	25,650	26,822
3 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	16,275	18,092
3 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	23,075	24,511
3 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	12,000	12,136
3 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	5,555	5,613
3 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	6,225	6,294
3 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	5,950	5,927
3 Federal Home Loan Mortgage Corp.	0.000%	11/24/14	2,100	2,053
3 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	14,800	14,869
3 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	75,000	75,040
3 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	5,400	6,115
3 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	10,970	11,712
3 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	31,780	35,729
3 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	20,000	20,669
3 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	1,400	1,649

14

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	29,725	31,609
3 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	775	928
3 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	14,770	15,368
3 Federal Home Loan Mortgage Corp.	5.125%	10/18/16	20,700	24,585
3 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	12,175	14,430
3 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	5,000	5,948
3 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	11,550	14,135
3 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	7,125	8,606
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	8,805	10,614
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	32,850	37,518
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	3,625	5,363
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	16,050	24,099
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	7,295	10,589
3 Federal National Mortgage Assn.	0.375%	12/28/12	5,200	5,208
3 Federal National Mortgage Assn.	3.625%	2/12/13	9,750	10,114
3 Federal National Mortgage Assn.	4.750%	2/21/13	2,525	2,652
3 Federal National Mortgage Assn.	0.750%	2/26/13	42,400	42,644
3 Federal National Mortgage Assn.	4.375%	3/15/13	6,415	6,731
3 Federal National Mortgage Assn.	4.625%	5/1/13	8,650	9,108
3 Federal National Mortgage Assn.	1.750%	5/7/13	8,394	8,565
3 Federal National Mortgage Assn.	1.500%	6/26/13	2,965	3,019
3 Federal National Mortgage Assn.	3.875%	7/12/13	6,050	6,382
3 Federal National Mortgage Assn.	0.500%	8/9/13	38,691	38,812
3 Federal National Mortgage Assn.	1.250%	8/20/13	31,400	31,878
3 Federal National Mortgage Assn.	4.625%	10/15/13	12,625	13,581
3 Federal National Mortgage Assn.	2.875%	12/11/13	8,775	9,195
3 Federal National Mortgage Assn.	0.750%	12/18/13	38,120	38,370
3 Federal National Mortgage Assn.	5.125%	1/2/14	1,175	1,273
3 Federal National Mortgage Assn.	1.250%	2/27/14	30,220	30,722
3 Federal National Mortgage Assn.	2.750%	3/13/14	19,795	20,769
3 Federal National Mortgage Assn.	4.125%	4/15/14	35,025	37,901
3 Federal National Mortgage Assn.	2.500%	5/15/14	61,195	64,052
3 Federal National Mortgage Assn.	1.125%	6/27/14	6,050	6,135
3 Federal National Mortgage Assn.	0.875%	8/28/14	60,175	60,663
3 Federal National Mortgage Assn.	3.000%	9/16/14	9,075	9,661
3 Federal National Mortgage Assn.	4.625%	10/15/14	16,100	17,887
3 Federal National Mortgage Assn.	0.625%	10/30/14	2,370	2,372
3 Federal National Mortgage Assn.	2.625%	11/20/14	39,895	42,214
3 Federal National Mortgage Assn.	0.750%	12/19/14	30,000	30,135
3 Federal National Mortgage Assn.	5.000%	4/15/15	5,450	6,204
3 Federal National Mortgage Assn.	2.375%	7/28/15	5,525	5,829
3 Federal National Mortgage Assn.	2.000%	9/21/15	12,595	13,088
3 Federal National Mortgage Assn.	4.375%	10/15/15	22,325	25,234
3 Federal National Mortgage Assn.	1.625%	10/26/15	79,455	81,681
3 Federal National Mortgage Assn.	5.000%	3/15/16	12,025	14,007
3 Federal National Mortgage Assn.	2.375%	4/11/16	27,250	28,821
3 Federal National Mortgage Assn.	5.250%	9/15/16	12,450	14,808
3 Federal National Mortgage Assn.	1.250%	9/28/16	16,745	16,842
3 Federal National Mortgage Assn.	1.375%	11/15/16	37,670	38,082
3 Federal National Mortgage Assn.	4.875%	12/15/16	27,270	32,182
3 Federal National Mortgage Assn.	5.000%	2/13/17	28,600	33,889
3 Federal National Mortgage Assn.	5.000%	5/11/17	11,275	13,424
3 Federal National Mortgage Assn.	5.375%	6/12/17	2,800	3,390
3 Federal National Mortgage Assn.	0.000%	10/9/19	6,640	5,044
3 Federal National Mortgage Assn.	6.250%	5/15/29	5,550	7,805

15

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Federal National Mortgage Assn.	7.125%	1/15/30	8,520	13,082
3	Federal National Mortgage Assn.	7.250%	5/15/30	10,675	16,652
3	Federal National Mortgage Assn.	6.625%	11/15/30	9,495	14,047
3	Federal National Mortgage Assn.	5.625%	7/15/37	3,246	4,427
2	Financing Corp. Fico	9.800%	4/6/18	850	1,251
2	Financing Corp. Fico	10.350%	8/3/18	100	153
2	Financing Corp. Fico	9.650%	11/2/18	2,375	3,530
2	Financing Corp. Fico	9.700%	4/5/19	425	645
1	General Electric Capital Corp.	2.125%	12/21/12	5,975	6,084
1	General Electric Capital Corp.	2.625%	12/28/12	4,450	4,555
	Israel Government AID Bond	5.500%	12/4/23	1,050	1,348
	Israel Government AID Bond	5.500%	4/26/24	6,200	7,964
1	JPMorgan Chase & Co.	2.125%	12/26/12	9,000	9,166
	Private Export Funding Corp.	3.050%	10/15/14	4,000	4,245
	Private Export Funding Corp.	2.250%	12/15/17	1,775	1,851
	Private Export Funding Corp.	4.375%	3/15/19	3,217	3,782
	Private Export Funding Corp.	4.300%	12/15/21	3,035	3,477
	Private Export Funding Corp.	2.800%	5/15/22	1,125	1,136
	Resolution Funding Corp.	8.125%	10/15/19	100	144
	Resolution Funding Corp.	8.875%	7/15/20	100	152
2	Tennessee Valley Authority	6.000%	3/15/13	6,000	6,412
2	Tennessee Valley Authority	5.500%	7/18/17	6,400	7,789
2	Tennessee Valley Authority	4.500%	4/1/18	9,125	10,729
2	Tennessee Valley Authority	3.875%	2/15/21	5,170	5,883
2	Tennessee Valley Authority	6.750%	11/1/25	550	780
2	Tennessee Valley Authority	7.125%	5/1/30	8,975	13,658
2	Tennessee Valley Authority	4.650%	6/15/35	1,425	1,669
2	Tennessee Valley Authority	5.880%	4/1/36	4,265	5,807
2	Tennessee Valley Authority	5.500%	6/15/38	850	1,118
2	Tennessee Valley Authority	5.250%	9/15/39	3,150	4,020
2	Tennessee Valley Authority	4.875%	1/15/48	14,075	17,366
2	Tennessee Valley Authority	5.375%	4/1/56	2,770	3,741
2	Tennessee Valley Authority	4.625%	9/15/60	3,365	3,965
					2,541,718
Conventional Mortgage-Backed Securities (26.2%)
[3,4,5] Fannie Mae Pool		3.000%	1/1/27	115,100	118,859
[3,4,5] Fannie Mae Pool		3.500%	9/1/25–1/1/42	444,517	462,575
[3,4,5] Fannie Mae Pool		4.000%	1/1/12–1/1/42	1,111,820	1,171,054
[3,4,5] Fannie Mae Pool		4.500%	2/1/18–1/1/42	1,043,114	1,113,335
[3,4,5] Fannie Mae Pool		5.000%	3/1/17–1/1/42	998,335	1,080,017
[3,4,5] Fannie Mae Pool		5.500%	9/1/14–1/1/42	863,798	944,017
[3,4,5] Fannie Mae Pool		6.000%	9/1/13–1/1/42	630,982	698,287
[3,4,5] Fannie Mae Pool		6.500%	4/1/16–1/1/42	215,019	240,549
[3,4]	Fannie Mae Pool	7.000%	9/1/14–12/1/38	52,138	59,468
[3,4]	Fannie Mae Pool	7.500%	7/1/30–12/1/32	559	648
[3,4]	Fannie Mae Pool	8.000%	12/1/29	63	74
[3,4]	Federal Home Loan Mortgage Corp.	3.500%	9/1/26	17,250	17,996
[3,4,5] Freddie Mac Gold Pool		3.000%	1/1/27	80,800	83,376
[3,4,5] Freddie Mac Gold Pool		3.500%	8/1/25–1/1/42	244,998	254,599
[3,4,5] Freddie Mac Gold Pool		4.000%	2/1/12–1/1/42	695,810	730,882
[3,4,5] Freddie Mac Gold Pool		4.500%	6/1/12–1/1/42	732,103	777,124
[3,4,5] Freddie Mac Gold Pool		5.000%	4/1/12–1/1/42	647,983	697,186
[3,4]	Freddie Mac Gold Pool	5.500%	12/1/13–1/1/42	644,096	700,735
[3,4,5] Freddie Mac Gold Pool		6.000%	4/1/13–1/1/42	391,714	431,516
[3,4]	Freddie Mac Gold Pool	6.500%	6/1/13–9/1/39	115,477	129,592

16

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3,4]	Freddie Mac Gold Pool	7.000%	6/1/15–12/1/38	27,642	31,594
[3,4]	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	278	325
[3,4]	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	339	397
[3,4]	Freddie Mac Gold Pool	8.500%	6/1/25	64	75
[4,5]	Ginnie Mae I Pool	3.500%	2/15/26–1/1/42	54,859	57,576
[4,5]	Ginnie Mae I Pool	4.000%	8/15/18–1/1/42	269,658	289,381
[4,5]	Ginnie Mae I Pool	4.500%	6/15/18–1/1/42	470,599	513,492
[4,5]	Ginnie Mae I Pool	5.000%	12/15/17–1/1/42	297,230	329,757
[4,5]	Ginnie Mae I Pool	5.500%	4/15/17–1/1/42	167,249	188,274
[4,5]	Ginnie Mae I Pool	6.000%	4/15/17–11/1/41	140,684	159,533
4	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	57,040	65,039
4	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	2,311	2,666
4	Ginnie Mae I Pool	7.500%	12/15/23	62	72
4	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	133	156
4	Ginnie Mae I Pool	9.000%	11/15/17–12/15/17	145	168
[4,5]	Ginnie Mae II Pool	3.500%	10/20/26–1/1/42	35,269	36,845
[4,5]	Ginnie Mae II Pool	4.000%	9/20/25–1/1/42	326,932	349,861
[4,5]	Ginnie Mae II Pool	4.500%	8/20/33–1/1/42	571,860	623,566
[4,5]	Ginnie Mae II Pool	5.000%	12/20/32–1/1/42	422,002	467,339
4	Ginnie Mae II Pool	5.500%	12/20/33–6/20/41	167,853	188,193
4	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	77,220	87,448
4	Ginnie Mae II Pool	6.500%	10/20/28–7/20/39	21,625	24,625
4	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	2,441	2,795
					13,131,066
Nonconventional Mortgage-Backed Securities (1.0%)
[3,4]	Fannie Mae Pool	2.375%	2/1/36	1,182	1,205
[3,4]	Fannie Mae Pool	2.392%	9/1/34	612	648
[3,4]	Fannie Mae Pool	2.465%	12/1/35	1,836	1,951
[3,4]	Fannie Mae Pool	2.496%	12/1/35	3,813	4,011
[3,4]	Fannie Mae Pool	2.497%	5/1/35	1,219	1,290
[3,4]	Fannie Mae Pool	2.500%	2/1/36	1,374	1,396
[3,4]	Fannie Mae Pool	2.559%	1/1/35	1,549	1,649
[3,4]	Fannie Mae Pool	2.571%	12/1/40	6,807	6,998
[3,4]	Fannie Mae Pool	2.576%	10/1/40	6,052	6,225
[3,4]	Fannie Mae Pool	2.667%	4/1/36	4,096	4,330
[3,4]	Fannie Mae Pool	2.685%	11/1/33	950	1,021
[3,4]	Fannie Mae Pool	2.697%	8/1/35	2,816	2,871
[3,4]	Fannie Mae Pool	2.849%	3/1/41	6,687	6,927
[3,4]	Fannie Mae Pool	2.884%	10/1/36	964	1,041
[3,4]	Fannie Mae Pool	2.933%	12/1/40	4,750	4,902
[3,4]	Fannie Mae Pool	3.014%	3/1/41	2,998	3,115
[3,4]	Fannie Mae Pool	3.117%	12/1/40	4,714	4,904
[3,4]	Fannie Mae Pool	3.123%	2/1/41	3,947	4,110
[3,4]	Fannie Mae Pool	3.158%	2/1/41	6,277	6,495
[3,4]	Fannie Mae Pool	3.173%	12/1/40	6,287	6,548
[3,4]	Fannie Mae Pool	3.207%	8/1/40	4,810	5,008
[3,4]	Fannie Mae Pool	3.209%	9/1/40	5,521	5,749
[3,4]	Fannie Mae Pool	3.235%	10/1/40	11,120	11,588
[3,4]	Fannie Mae Pool	3.284%	11/1/40	5,069	5,282
[3,4]	Fannie Mae Pool	3.295%	1/1/40	2,981	3,107
[3,4]	Fannie Mae Pool	3.347%	1/1/40	8,591	8,961
[3,4]	Fannie Mae Pool	3.377%	5/1/40	3,033	3,169
[3,4]	Fannie Mae Pool	3.451%	12/1/39	12,163	12,695
[3,4]	Fannie Mae Pool	3.512%	5/1/40	2,494	2,610
[3,4]	Fannie Mae Pool	3.535%	3/1/40	11,468	12,003

17

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3,4]	Fannie Mae Pool	3.538%	10/1/39	2,492	2,606
[3,4]	Fannie Mae Pool	3.610%	4/1/41	5,530	5,741
[3,4]	Fannie Mae Pool	3.616%	11/1/39	1,385	1,449
[3,4]	Fannie Mae Pool	3.623%	11/1/39	2,448	2,563
[3,4]	Fannie Mae Pool	3.633%	7/1/39	2,326	2,435
[3,4]	Fannie Mae Pool	3.767%	2/1/40	12,155	12,889
[3,4]	Fannie Mae Pool	3.801%	12/1/35	2,181	2,315
[3,4]	Fannie Mae Pool	4.030%	7/1/35	1,166	1,209
[3,4]	Fannie Mae Pool	4.507%	11/1/34	4,117	4,363
[3,4]	Fannie Mae Pool	4.515%	8/1/37	6,792	7,111
[3,4]	Fannie Mae Pool	4.582%	8/1/35	1,653	1,752
[3,4]	Fannie Mae Pool	4.875%	7/1/38	790	846
[3,4]	Fannie Mae Pool	4.919%	10/1/38	5,857	6,260
[3,4]	Fannie Mae Pool	4.977%	12/1/33	655	698
[3,4]	Fannie Mae Pool	5.024%	11/1/33	476	508
[3,4]	Fannie Mae Pool	5.038%	1/1/37	1,039	1,106
[3,4]	Fannie Mae Pool	5.051%	3/1/37	1,753	1,869
[3,4]	Fannie Mae Pool	5.092%	3/1/38	3,593	3,869
[3,4]	Fannie Mae Pool	5.127%	8/1/38	149	161
[3,4]	Fannie Mae Pool	5.208%	7/1/38	221	240
[3,4]	Fannie Mae Pool	5.255%	3/1/37	1,123	1,167
[3,4]	Fannie Mae Pool	5.346%	12/1/35	1,247	1,360
[3,4]	Fannie Mae Pool	5.469%	2/1/37	1,667	1,712
[3,4]	Fannie Mae Pool	5.512%	4/1/37	186	200
[3,4]	Fannie Mae Pool	5.573%	5/1/36	708	766
[3,4]	Fannie Mae Pool	5.626%	3/1/37	1,016	1,054
[3,4]	Fannie Mae Pool	5.639%	3/1/37	4,352	4,492
[3,4]	Fannie Mae Pool	5.650%	6/1/37	643	689
[3,4]	Fannie Mae Pool	5.664%	4/1/37	2,003	2,104
[3,4]	Fannie Mae Pool	5.710%	4/1/37	2,883	3,111
[3,4]	Fannie Mae Pool	5.726%	2/1/37	1,095	1,149
[3,4]	Fannie Mae Pool	5.736%	12/1/37	4,350	4,856
[3,4]	Fannie Mae Pool	5.890%	11/1/36	1,143	1,233
[3,4]	Fannie Mae Pool	5.898%	10/1/37	1,669	1,802
[3,4]	Fannie Mae Pool	5.909%	6/1/36	274	295
[3,4]	Fannie Mae Pool	5.918%	4/1/36	825	887
[3,4]	Fannie Mae Pool	5.925%	8/1/37	1,612	1,707
[3,4]	Fannie Mae Pool	5.986%	7/1/37	683	736
[3,4]	Fannie Mae Pool	6.304%	9/1/37	2,617	2,746
[3,4]	Freddie Mac Non Gold Pool	2.085%	1/1/37	1,258	1,325
[3,4]	Freddie Mac Non Gold Pool	2.366%	12/1/34	2,545	2,680
[3,4]	Freddie Mac Non Gold Pool	2.375%	11/1/34	1,500	1,589
[3,4]	Freddie Mac Non Gold Pool	2.477%	1/1/35	146	156
[3,4]	Freddie Mac Non Gold Pool	2.506%	3/1/36	2,183	2,328
[3,4]	Freddie Mac Non Gold Pool	2.507%	12/1/34	1,030	1,083
[3,4]	Freddie Mac Non Gold Pool	2.515%	4/1/35	87	91
[3,4]	Freddie Mac Non Gold Pool	2.572%	6/1/37	1,473	1,565
[3,4]	Freddie Mac Non Gold Pool	2.580%	12/1/36	1,782	1,869
[3,4]	Freddie Mac Non Gold Pool	2.627%	12/1/40	6,850	7,057
[3,4]	Freddie Mac Non Gold Pool	2.713%	12/1/40	12,333	12,722
[3,4]	Freddie Mac Non Gold Pool	2.780%	11/1/40	3,218	3,324
[3,4]	Freddie Mac Non Gold Pool	2.826%	1/1/41	7,630	7,834
[3,4]	Freddie Mac Non Gold Pool	2.981%	2/1/41	8,069	8,382
[3,4]	Freddie Mac Non Gold Pool	3.090%	3/1/41	4,277	4,450
[3,4]	Freddie Mac Non Gold Pool	3.149%	11/1/40	5,193	5,408

18

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3,4]	Freddie Mac Non Gold Pool	3.272%	6/1/40	2,726	2,843
[3,4]	Freddie Mac Non Gold Pool	3.334%	4/1/40	6,753	7,048
[3,4]	Freddie Mac Non Gold Pool	3.355%	5/1/40	2,303	2,405
[3,4]	Freddie Mac Non Gold Pool	3.449%	5/1/40	2,318	2,423
[3,4]	Freddie Mac Non Gold Pool	3.590%	6/1/40	3,990	4,183
[3,4]	Freddie Mac Non Gold Pool	3.596%	6/1/40	10,367	10,841
[3,4]	Freddie Mac Non Gold Pool	3.607%	1/1/40	3,708	3,882
[3,4]	Freddie Mac Non Gold Pool	3.670%	9/1/40	7,353	7,699
[3,4]	Freddie Mac Non Gold Pool	3.977%	3/1/40	10,636	11,194
[3,4]	Freddie Mac Non Gold Pool	4.220%	3/1/37	3,082	3,194
[3,4]	Freddie Mac Non Gold Pool	4.546%	7/1/35	899	957
[3,4]	Freddie Mac Non Gold Pool	4.746%	5/1/38	1,386	1,479
[3,4]	Freddie Mac Non Gold Pool	5.028%	5/1/35	1,510	1,627
[3,4]	Freddie Mac Non Gold Pool	5.035%	7/1/38	1,997	2,140
[3,4]	Freddie Mac Non Gold Pool	5.132%	4/1/37	1,534	1,634
[3,4]	Freddie Mac Non Gold Pool	5.259%	3/1/38	2,691	2,901
[3,4]	Freddie Mac Non Gold Pool	5.314%	3/1/37	1,541	1,621
[3,4]	Freddie Mac Non Gold Pool	5.358%	12/1/35	1,357	1,436
[3,4]	Freddie Mac Non Gold Pool	5.414%	4/1/37	2,540	2,656
[3,4]	Freddie Mac Non Gold Pool	5.493%	1/1/38	3,106	3,342
[3,4]	Freddie Mac Non Gold Pool	5.523%	2/1/36	1,210	1,314
[3,4]	Freddie Mac Non Gold Pool	5.534%	3/1/37	813	874
[3,4]	Freddie Mac Non Gold Pool	5.565%	4/1/37	2,323	2,398
[3,4]	Freddie Mac Non Gold Pool	5.616%	3/1/37	301	319
[3,4]	Freddie Mac Non Gold Pool	5.712%	6/1/37	2,078	2,171
[3,4]	Freddie Mac Non Gold Pool	5.723%	11/1/36	655	703
[3,4]	Freddie Mac Non Gold Pool	5.726%	9/1/36	4,001	4,290
[3,4]	Freddie Mac Non Gold Pool	5.750%	5/1/36	1,899	2,021
[3,4]	Freddie Mac Non Gold Pool	5.773%	3/1/37	1,071	1,154
[3,4]	Freddie Mac Non Gold Pool	5.781%	10/1/37	3,591	3,768
[3,4]	Freddie Mac Non Gold Pool	5.788%	9/1/37	2,862	3,096
[3,4]	Freddie Mac Non Gold Pool	5.809%	6/1/37	1,930	2,080
[3,4]	Freddie Mac Non Gold Pool	5.829%	8/1/37	1,958	2,126
[3,4]	Freddie Mac Non Gold Pool	5.861%	5/1/37	5,546	5,992
[3,4]	Freddie Mac Non Gold Pool	5.888%	1/1/37	625	673
[3,4]	Freddie Mac Non Gold Pool	5.904%	12/1/36	797	861
[3,4]	Freddie Mac Non Gold Pool	6.012%	3/1/37	52	55
[3,4]	Freddie Mac Non Gold Pool	6.027%	3/1/37	56	58
[3,4]	Freddie Mac Non Gold Pool	6.032%	8/1/37	775	837
[3,4]	Freddie Mac Non Gold Pool	6.065%	12/1/36	1,320	1,429
[3,4]	Freddie Mac Non Gold Pool	6.070%	10/1/37	339	367
[3,4]	Freddie Mac Non Gold Pool	6.107%	6/1/37	947	998
[3,4]	Freddie Mac Non Gold Pool	6.394%	2/1/37	947	1,024
4	Ginnie Mae II Pool	2.375%	6/20/29	61	63
4	Ginnie Mae II Pool	2.500%	1/20/41–11/20/41	37,856	39,176
4	Ginnie Mae II Pool	3.000%	12/20/40–5/20/41	7,974	8,321
4	Ginnie Mae II Pool	3.500%	1/20/41	4,723	5,021
4	Ginnie Mae II Pool	4.000%	12/20/39	12,125	12,879
4	Ginnie Mae II Pool	4.500%	10/20/39	865	938
4	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	1,761	1,877
					478,116
Total U.S. Government and Agency Obligations (Cost $33,974,535)					35,464,068

19

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Securities (2.4%)
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.050%	11/10/38	256	256
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.153%	11/10/38	1,800	1,858
[4,6]	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.544%	6/10/39	5,296	5,663
[4,6]	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.877%	7/10/42	13,840	14,591
[4,6]	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.066%	11/10/42	2,530	2,591
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.727%	7/10/43	1,655	1,704
[4,6]	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.857%	7/10/43	460	498
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.118%	7/11/43	1,545	1,556
[4,6]	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.731%	5/10/45	4,750	5,328
[4,6]	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.766%	5/10/45	1,380	1,092
[4,6]	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.372%	9/10/45	6,290	6,944
[4,6]	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.421%	9/10/45	120	124
[4,6]	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.115%	10/10/45	4,765	5,256
[4,6]	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.120%	10/10/45	1,125	1,129
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.634%	7/10/46	8,720	9,681
[4,6]	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.695%	7/10/46	1,150	875
[4,6]	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.193%	9/10/47	2,505	2,709
[4,6]	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.193%	9/10/47	1,500	1,422
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.414%	9/10/47	5,105	5,494
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.448%	9/10/47	890	845
[4,6]	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	6.205%	2/10/51	12,600	14,200
[4,6]	Bear Stearns Commercial Mortgage Securities	5.532%	4/12/38	6,650	7,408
[4,6]	Bear Stearns Commercial Mortgage Securities	5.533%	4/12/38	1,500	1,572
4	Bear Stearns Commercial Mortgage Securities	4.830%	8/15/38	11,945	12,088
[4,6]	Bear Stearns Commercial Mortgage Securities	5.759%	9/11/38	1,075	854
[4,6]	Bear Stearns Commercial Mortgage Securities	5.759%	9/11/38	2,225	2,292
[4,6]	Bear Stearns Commercial Mortgage Securities	5.441%	3/11/39	7,290	8,114
[4,6]	Bear Stearns Commercial Mortgage Securities	4.680%	8/13/39	7,000	7,274
4	Bear Stearns Commercial Mortgage Securities	4.740%	3/13/40	9,090	9,339
[4,6]	Bear Stearns Commercial Mortgage Securities	5.662%	6/11/40	5,689	5,776
[4,6]	Bear Stearns Commercial Mortgage Securities	5.714%	6/11/40	1,075	665
[4,6]	Bear Stearns Commercial Mortgage Securities	5.405%	12/11/40	940	1,039
[4,6]	Bear Stearns Commercial Mortgage Securities	5.200%	1/12/41	1,300	1,374

20

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Bear Stearns Commercial Mortgage Securities	4.750%	6/11/41	1,970	1,814
[4,6]	Bear Stearns Commercial Mortgage Securities	5.582%	9/11/41	1,125	1,153
[4,6]	Bear Stearns Commercial Mortgage Securities	5.568%	10/12/41	3,618	3,816
4	Bear Stearns Commercial Mortgage Securities	4.521%	11/11/41	88	88
4	Bear Stearns Commercial Mortgage Securities	4.825%	11/11/41	275	295
4	Bear Stearns Commercial Mortgage Securities	4.868%	11/11/41	990	895
[4,6]	Bear Stearns Commercial Mortgage Securities	4.933%	2/13/42	1,985	2,149
[4,6]	Bear Stearns Commercial Mortgage Securities	5.742%	9/11/42	7,200	8,234
4	Bear Stearns Commercial Mortgage Securities	5.793%	9/11/42	1,825	1,901
[4,6]	Bear Stearns Commercial Mortgage Securities	5.127%	10/12/42	1,817	1,831
[4,6]	Bear Stearns Commercial Mortgage Securities	5.145%	10/12/42	4,125	4,615
[4,6]	Bear Stearns Commercial Mortgage Securities	5.513%	1/12/45	2,475	2,478
[4,6]	Bear Stearns Commercial Mortgage Securities	5.566%	1/12/45	1,775	1,274
4	Bear Stearns Commercial Mortgage Securities	5.613%	6/11/50	4,625	4,740
[4,6]	Bear Stearns Commercial Mortgage Securities	5.694%	6/11/50	14,180	15,695
4	Bear Stearns Commercial Mortgage Securities	5.700%	6/11/50	6,625	7,263
[4,6]	Bear Stearns Commercial Mortgage Securities	5.897%	6/11/50	1,700	1,613
4	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	12,975	14,779
4	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	3,380	4,073
4	Chase Issuance Trust	4.650%	3/15/15	11,375	11,848
4	Chase Issuance Trust	5.400%	7/15/15	3,325	3,551
7	Cie de Financement Foncier	2.125%	4/22/13	2,900	2,865
4	CIT Group Home Equity Loan Trust	6.200%	2/25/30	197	198
4	Citibank Credit Card Issuance Trust	4.900%	6/23/16	7,575	8,301
4	Citibank Credit Card Issuance Trust	4.850%	3/10/17	1,155	1,289
4	Citibank Credit Card Issuance Trust	4.150%	7/7/17	1,225	1,350
4	Citibank Credit Card Issuance Trust	5.650%	9/20/19	5,255	6,302
4	Citibank Credit Card Issuance Trust	5.350%	2/7/20	400	479
4	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	1,125	1,142
[4,6]	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	445	473
[4,6]	Citigroup Commercial Mortgage Trust	5.728%	3/15/49	6,300	6,952
4	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	225	251
4	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	1,435	1,444
4	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	825	637
[4,6]	Citigroup Commercial Mortgage Trust	5.697%	12/10/49	1,875	1,841
[4,6]	Citigroup Commercial Mortgage Trust	5.697%	12/10/49	6,125	6,744
[4,6]	Citigroup Commercial Mortgage Trust	6.072%	12/10/49	2,935	2,834
[4,6]	Citigroup Commercial Mortgage Trust	6.072%	12/10/49	7,190	8,036
[4,6]	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.225%	7/15/44	6,975	7,704
[4,6]	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.225%	7/15/44	2,475	2,617
[4,6]	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	7,000	7,713
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	3,150	2,976
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	11,989	12,085
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	5,995	6,320
[4,7]	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	2,328	2,490
4	Commercial Mortgage Pass Through Certificates	4.084%	6/10/38	2,700	2,766
4	Commercial Mortgage Pass Through Certificates	4.715%	3/10/39	8,391	8,811
[4,6]	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	11,980	13,163
[4,6]	Commercial Mortgage Pass Through Certificates	5.750%	6/10/46	5,365	5,960

21

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4,6]	Commercial Mortgage Pass Through Certificates	5.776%	6/10/46	1,715	1,753
4	Commercial Mortgage Pass Through Certificates	5.248%	12/10/46	1,692	1,693
[4,6]	Commercial Mortgage Pass Through Certificates	5.814%	12/10/49	6,825	7,582
[4,6]	Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	7,075	7,385
4	Credit Suisse First Boston Mortgage
	Securities Corp.	4.877%	4/15/37	325	320
[4,6]	Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	5,850	6,339
[4,6]	Credit Suisse First Boston Mortgage
	Securities Corp.	5.075%	2/15/38	1,325	1,304
4	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	6,210	6,346
[4,6]	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	520	557
[4,6]	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	6,775	7,404
[4,6]	Credit Suisse First Boston Mortgage
	Securities Corp.	5.190%	8/15/38	1,300	1,235
[4,6]	Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	1,525	1,408
[4,6]	Credit Suisse Mortgage Capital Certificates	5.817%	6/15/38	5,675	6,317
[4,6]	Credit Suisse Mortgage Capital Certificates	5.817%	6/15/38	350	345
[4,6]	Credit Suisse Mortgage Capital Certificates	5.419%	2/15/39	1,400	1,226
[4,6]	Credit Suisse Mortgage Capital Certificates	5.419%	2/15/39	10,725	11,872
[4,6]	Credit Suisse Mortgage Capital Certificates	5.419%	2/15/39	2,800	2,802
[4,6]	Credit Suisse Mortgage Capital Certificates	5.713%	6/15/39	12,160	12,679
4	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	550	519
4	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	7,455	7,992
4	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	2,830	2,882
[4,6]	CW Capital Cobalt Ltd.	5.816%	5/15/46	5,645	6,158
[4,6]	CW Capital Cobalt Ltd.	5.484%	4/15/47	1,975	2,158
4	Discover Card Master Trust	5.650%	12/15/15	7,975	8,524
4	Discover Card Master Trust	5.650%	3/16/20	3,687	4,401
[4,6]	First Union Commercial Mortgage Trust	6.613%	10/15/35	858	876
4	Ford Credit Auto Owner Trust	4.370%	10/15/12	697	697
4	Ford Credit Auto Owner Trust	2.420%	11/15/14	1,875	1,901
4	Ford Credit Auto Owner Trust	2.150%	6/15/15	6,800	6,965
4	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	1,285	1,294
4	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	3,925	4,073
4	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	4,332	4,426
[4,6]	GE Capital Commercial Mortgage Corp.	5.330%	3/10/44	11,475	12,589
[4,6]	GE Capital Commercial Mortgage Corp.	5.330%	3/10/44	2,825	2,783
[4,6]	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	460	505
[4,6]	GE Capital Commercial Mortgage Corp.	5.309%	11/10/45	2,725	2,741
4	GE Capital Commercial Mortgage Corp.	5.543%	12/10/49	4,300	4,494
4	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	155	153
4	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	1,200	1,226
4	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	825	872
4	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	94	95
4	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	3,070	3,255
4	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	575	613
4	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	2,205	2,246
4	Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	226	227
4	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	4,375	4,585

22

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4,6]	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	4,875	5,181
4	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	1,288	1,290
[4,6]	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	7,925	8,481
[4,6]	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	1,900	1,737
[4,6]	Greenwich Capital Commercial Funding Corp.	5.882%	7/10/38	1,775	1,760
[4,6]	Greenwich Capital Commercial Funding Corp.	5.882%	7/10/38	1,750	1,946
4	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	575	540
[4,6]	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	11,327	12,089
[4,6]	Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	800	797
[4,6]	GS Mortgage Securities Corp. II	5.506%	4/10/38	3,008	3,041
[4,6]	GS Mortgage Securities Corp. II	5.553%	4/10/38	6,450	7,017
[4,6]	GS Mortgage Securities Corp. II	5.622%	4/10/38	1,725	1,706
[4,6]	GS Mortgage Securities Corp. II	5.396%	8/10/38	8,440	8,982
4	GS Mortgage Securities Corp. II	4.608%	1/10/40	4,325	4,422
4	GS Mortgage Securities Corp. II	3.707%	8/10/44	1,500	1,564
4	Honda Auto Receivables Owner Trust	1.800%	4/17/17	1,475	1,498
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.050%	12/12/34	2,875	2,925
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.654%	1/12/37	1,225	1,253
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.985%	1/12/37	3,275	3,374
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.255%	7/12/37	425	444
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.376%	7/12/37	2,657	2,689
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.358%	8/12/37	800	742
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.824%	9/12/37	1,173	1,172
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.879%	1/12/38	11,475	12,041
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.404%	1/12/39	4,625	4,839
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.579%	6/12/41	10,500	11,318
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	1,175	1,239
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.319%	1/12/43	40	40
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.475%	4/15/43	2,850	3,123
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.450%	12/12/44	1,100	1,094
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.247%	12/15/44	1,480	1,556
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.326%	12/15/44	550	534
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.874%	4/15/45	7,620	8,538
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.875%	4/15/45	1,355	1,040
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.875%	4/15/45	635	654

23

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.593%	5/12/45	2,500	2,413
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	5/15/45	1,720	1,740
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.447%	5/15/45	4,715	4,841
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	6/12/47	6,180	6,622
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.816%	6/15/49	5,610	5,976
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	17,038	18,792
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.855%	2/12/51	2,530	2,543
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.892%	2/12/51	1,275	1,266
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.882%	2/15/51	6,620	7,273
[4,6]	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	6,975	7,344
4	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	4,850	5,221
[4,6]	LB-UBS Commercial Mortgage Trust	5.150%	4/15/30	2,845	3,123
[4,6]	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	6,855	7,571
[4,6]	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	925	986
4	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	10,012	10,162
4	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	2,196	2,260
4	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	10,700	10,986
[4,6]	LB-UBS Commercial Mortgage Trust	4.685%	7/15/32	620	643
[4,6]	LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	6,425	6,736
[4,6]	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	9,600	9,948
[4,6]	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	12,765	14,241
4	LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	1,250	1,388
4	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	425	448
4	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	2,760	2,996
4	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	5,945	6,332
4	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	1,700	1,651
[4,6]	LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	700	644
[4,6]	LB-UBS Commercial Mortgage Trust	5.276%	2/15/41	1,325	1,215
[4,6]	LB-UBS Commercial Mortgage Trust	6.145%	4/15/41	13,125	14,800
[4,6]	LB-UBS Commercial Mortgage Trust	6.145%	4/15/41	1,970	1,860
[4,6]	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	12,345	13,513
[4,6]	Merrill Lynch Mortgage Trust	5.236%	11/12/35	6,360	6,625
[4,6]	Merrill Lynch Mortgage Trust	5.107%	7/12/38	50	53
[4,6]	Merrill Lynch Mortgage Trust	5.665%	5/12/39	9,440	10,658
[4,6]	Merrill Lynch Mortgage Trust	5.666%	5/12/39	625	654
[4,6]	Merrill Lynch Mortgage Trust	4.747%	6/12/43	890	967
[4,6]	Merrill Lynch Mortgage Trust	5.782%	8/12/43	1,965	1,977
[4,6]	Merrill Lynch Mortgage Trust	5.802%	8/12/43	1,350	907
[4,6]	Merrill Lynch Mortgage Trust	5.291%	1/12/44	7,165	7,939
[4,6]	Merrill Lynch Mortgage Trust	5.834%	6/12/50	14,455	15,587
[4,6]	Merrill Lynch Mortgage Trust	5.834%	6/12/50	1,175	1,107
4	Merrill Lynch Mortgage Trust	5.425%	2/12/51	1,246	1,269
4	Merrill Lynch Mortgage Trust	5.690%	2/12/51	5,920	6,315
[4,6]	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.906%	6/12/46	12,675	14,346

24

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4,6]	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	300	304
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	7,615	7,950
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	1,851	1,867
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	10,370	10,969
4	Morgan Stanley Capital I	4.970%	4/14/40	4,040	4,250
[4,6]	Morgan Stanley Capital I	5.110%	6/15/40	9,025	9,650
4	Morgan Stanley Capital I	5.030%	6/13/41	1,401	1,426
[4,6]	Morgan Stanley Capital I	5.270%	6/13/41	2,185	2,317
[4,6]	Morgan Stanley Capital I	5.814%	8/12/41	775	854
4	Morgan Stanley Capital I	5.328%	11/12/41	4,385	4,832
4	Morgan Stanley Capital I	5.360%	11/12/41	2,626	2,532
4	Morgan Stanley Capital I	4.780%	12/13/41	1,540	1,658
[4,6]	Morgan Stanley Capital I	4.840%	12/13/41	515	456
4	Morgan Stanley Capital I	4.970%	12/15/41	7,440	7,799
4	Morgan Stanley Capital I	5.168%	1/14/42	1,500	1,622
[4,6]	Morgan Stanley Capital I	5.638%	6/11/42	550	566
[4,6]	Morgan Stanley Capital I	5.638%	6/11/42	9,080	10,352
4	Morgan Stanley Capital I	4.989%	8/13/42	9,885	10,755
[4,6]	Morgan Stanley Capital I	5.073%	8/13/42	1,500	1,381
[4,6]	Morgan Stanley Capital I	5.230%	9/15/42	11,050	12,278
[4,6]	Morgan Stanley Capital I	5.727%	10/15/42	3,235	3,602
[4,6]	Morgan Stanley Capital I	5.732%	10/15/42	225	226
[4,6]	Morgan Stanley Capital I	5.732%	10/15/42	1,750	1,518
[4,6]	Morgan Stanley Capital I	5.202%	11/14/42	7,950	8,752
[4,6]	Morgan Stanley Capital I	6.278%	1/11/43	8,770	10,320
4	Morgan Stanley Capital I	5.332%	12/15/43	7,160	7,924
[4,6]	Morgan Stanley Capital I	5.417%	3/12/44	11,925	13,273
[4,6]	Morgan Stanley Capital I	5.773%	7/12/44	1,575	1,668
[4,6]	Morgan Stanley Capital I	5.793%	7/12/44	1,475	1,222
4	Morgan Stanley Capital I	4.660%	9/13/45	2,465	2,577
[4,6]	Morgan Stanley Capital I	5.654%	4/15/49	1,405	1,493
[4,6]	Morgan Stanley Capital I	5.684%	4/15/49	1,641	1,325
[4,6]	Morgan Stanley Capital I	5.692%	4/15/49	10,255	10,849
[4,6]	Morgan Stanley Capital I	5.544%	11/12/49	1,550	1,607
4	Morgan Stanley Capital I	5.809%	12/12/49	6,050	6,695
[4,6]	Morgan Stanley Capital I	6.108%	12/12/49	1,975	1,935
4	Morgan Stanley Capital I	5.090%	10/12/52	863	863
[4,6]	Morgan Stanley Capital I	5.204%	10/12/52	1,725	1,773
4	Morgan Stanley Capital I	4.770%	7/15/56	1,345	1,286
4	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	87	86
4	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	13,650	14,020
4	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	11,954	12,233
4	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	1,275	1,295
7	Northern Rock Asset Management plc	5.625%	6/22/17	1,075	1,139
4	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	178	179
4	PSE&G Transition Funding LLC	6.890%	12/15/17	6,975	8,326
4	Public Service New Hampshire Funding LLC	6.480%	5/1/15	145	150
4	Residential Asset Securities Corp.	6.489%	10/25/30	51	47
[4,6]	TIAA Seasoned Commercial Mortgage Trust	5.739%	8/15/39	1,385	1,318
4	USAA Auto Owner Trust	4.710%	2/18/14	2,283	2,292
4	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	190	194

25

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	534	547
[4,6]	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	1,100	1,141
[4,6]	Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	4,225	4,437
4	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	145	144
4	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	7,361	7,756
[4,6]	Wachovia Bank Commercial Mortgage Trust	5.316%	7/15/41	11,150	11,908
4	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	10,325	10,868
[4,6]	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	5,820	6,332
[4,6]	Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	625	587
4.6	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	3,520	3,863
[4,6]	Wachovia Bank Commercial Mortgage Trust	5.737%	5/15/43	6,695	7,479
4	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	4,900	5,316
4	Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	665	693
4	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	1,350	1,256
[4,6]	Wachovia Bank Commercial Mortgage Trust	5.204%	10/15/44	10,320	11,323
[4,6]	Wachovia Bank Commercial Mortgage Trust	5.204%	10/15/44	535	528
[4,6]	Wachovia Bank Commercial Mortgage Trust	5.269%	12/15/44	9,790	10,822
[4,6]	Wachovia Bank Commercial Mortgage Trust	5.319%	12/15/44	375	390
[4,6]	Wachovia Bank Commercial Mortgage Trust	5.970%	6/15/45	475	486
[4,6]	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	7,000	7,808
4	Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	1,787	1,912
4	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	5,275	5,622
4	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	2,400	2,372
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,025,781)					1,209,475
Corporate Bonds (20.3%)
Finance (6.8%)
	Banking (4.4%)
4	Abbey National Capital Trust I	8.963%	12/29/49	3,275	2,978
	Abbey National Treasury Services plc	2.875%	4/25/14	2,475	2,305
	Abbey National Treasury Services plc	4.000%	4/27/16	3,635	3,269
	American Express Bank FSB	5.500%	4/16/13	3,275	3,421
	American Express Bank FSB	6.000%	9/13/17	625	712
	American Express Centurion Bank	5.950%	6/12/17	650	734
	American Express Centurion Bank	6.000%	9/13/17	10,325	11,767
	American Express Co.	4.875%	7/15/13	1,575	1,645
	American Express Co.	7.250%	5/20/14	1,250	1,397
	American Express Co.	5.500%	9/12/16	1,025	1,130
	American Express Co.	6.150%	8/28/17	2,715	3,101
	American Express Co.	7.000%	3/19/18	7,625	9,183
	American Express Co.	8.125%	5/20/19	2,470	3,183
	American Express Co.	8.150%	3/19/38	2,335	3,483
4	American Express Co.	6.800%	9/1/66	2,825	2,818
	American Express Credit Corp.	5.875%	5/2/13	3,765	3,958
	American Express Credit Corp.	7.300%	8/20/13	15,300	16,588
	American Express Credit Corp.	5.125%	8/25/14	5,990	6,445
	American Express Credit Corp.	2.750%	9/15/15	7,715	7,744
	American Express Credit Corp.	5.300%	12/2/15	2,000	2,196
	American Express Credit Corp.	2.800%	9/19/16	11,305	11,434
	Associates Corp. of North America	6.950%	11/1/18	100	108
	Banco Santander Chile	2.875%	11/13/12	675	677
	BanColombia SA	4.250%	1/12/16	2,700	2,675
	Bank of America Corp.	4.875%	1/15/13	2,125	2,134
	Bank of America Corp.	4.900%	5/1/13	3,375	3,378
	Bank of America Corp.	7.375%	5/15/14	4,650	4,814

26

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of America Corp.	5.375%	6/15/14	800	795
Bank of America Corp.	5.125%	11/15/14	2,510	2,495
Bank of America Corp.	4.500%	4/1/15	23,170	22,385
Bank of America Corp.	4.750%	8/1/15	275	264
Bank of America Corp.	3.700%	9/1/15	670	623
Bank of America Corp.	5.250%	12/1/15	1,225	1,156
Bank of America Corp.	3.625%	3/17/16	15,275	14,139
Bank of America Corp.	3.750%	7/12/16	8,695	8,061
Bank of America Corp.	6.500%	8/1/16	16,570	16,688
Bank of America Corp.	5.750%	8/15/16	3,250	3,012
Bank of America Corp.	7.800%	9/15/16	5,000	5,039
Bank of America Corp.	5.625%	10/14/16	14,700	14,214
Bank of America Corp.	5.420%	3/15/17	4,575	4,148
Bank of America Corp.	6.000%	9/1/17	400	391
Bank of America Corp.	5.750%	12/1/17	2,380	2,268
Bank of America Corp.	5.650%	5/1/18	11,765	11,177
Bank of America Corp.	7.625%	6/1/19	4,620	4,790
Bank of America Corp.	5.625%	7/1/20	17,665	16,313
Bank of America Corp.	5.875%	1/5/21	6,890	6,507
Bank of America Corp.	5.000%	5/13/21	795	726
Bank of America Corp.	6.800%	3/15/28	600	529
Bank of America Corp.	6.500%	9/15/37	875	710
Bank of America NA	5.300%	3/15/17	6,850	6,236
Bank of America NA	6.100%	6/15/17	1,975	1,858
Bank of America NA	6.000%	10/15/36	2,225	1,848
Bank of Montreal	2.125%	6/28/13	4,990	5,070
Bank of New York Mellon Corp.	4.500%	4/1/13	525	548
Bank of New York Mellon Corp.	4.300%	5/15/14	5,145	5,503
Bank of New York Mellon Corp.	4.950%	3/15/15	2,325	2,506
Bank of New York Mellon Corp.	2.500%	1/15/16	4,050	4,143
Bank of New York Mellon Corp.	2.300%	7/28/16	295	298
Bank of New York Mellon Corp.	2.400%	1/17/17	725	728
Bank of New York Mellon Corp.	5.450%	5/15/19	3,645	4,182
Bank of New York Mellon Corp.	4.600%	1/15/20	6,975	7,601
Bank of New York Mellon Corp.	3.550%	9/23/21	325	332
Bank of Nova Scotia	2.250%	1/22/13	10,180	10,319
Bank of Nova Scotia	2.375%	12/17/13	7,250	7,448
Bank of Nova Scotia	3.400%	1/22/15	265	279
Bank of Nova Scotia	2.050%	10/7/15	1,900	1,906
Bank of Nova Scotia	2.900%	3/29/16	145	150
Bank of Nova Scotia	4.375%	1/13/21	1,570	1,710
7 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	4,000	4,074
Bank One Corp.	5.250%	1/30/13	1,450	1,500
Bank One Corp.	4.900%	4/30/15	975	1,026
Bank One Corp.	7.625%	10/15/26	425	499
Barclays Bank plc	2.500%	1/23/13	3,610	3,595
Barclays Bank plc	5.200%	7/10/14	23,220	23,932
Barclays Bank plc	3.900%	4/7/15	3,745	3,773
Barclays Bank plc	5.000%	9/22/16	3,390	3,504
Barclays Bank plc	6.750%	5/22/19	3,040	3,369
Barclays Bank plc	5.125%	1/8/20	2,865	2,940
Barclays Bank plc	5.140%	10/14/20	4,745	4,095
BB&T Capital Trust II	6.750%	6/7/36	2,675	2,658
4 BB&T Capital Trust IV	6.820%	6/12/77	1,600	1,634
BB&T Corp.	2.050%	4/28/14	220	222

27

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BB&T Corp.	5.200%	12/23/15	9,270	10,014
	BB&T Corp.	3.200%	3/15/16	265	276
	BB&T Corp.	4.900%	6/30/17	100	109
	BB&T Corp.	5.250%	11/1/19	4,350	4,752
	BBVA US Senior SAU	3.250%	5/16/14	4,625	4,379
	Bear Stearns Cos. LLC	5.700%	11/15/14	9,825	10,672
	Bear Stearns Cos. LLC	5.300%	10/30/15	5,900	6,356
	Bear Stearns Cos. LLC	5.550%	1/22/17	2,200	2,326
	Bear Stearns Cos. LLC	6.400%	10/2/17	2,650	2,961
	Bear Stearns Cos. LLC	7.250%	2/1/18	4,580	5,360
	Bear Stearns Cos. LLC	4.650%	7/2/18	425	433
	BNP Paribas / BNP Paribas US Medium-Term
	Note Program LLC	2.125%	12/21/12	5,145	5,013
	BNP Paribas SA	3.250%	3/11/15	6,105	5,784
	BNP Paribas SA	3.600%	2/23/16	5,770	5,411
	BNP Paribas SA	5.000%	1/15/21	10,365	9,944
	BNY Mellon NA	4.750%	12/15/14	3,350	3,635
	Branch Banking & Trust Co.	5.625%	9/15/16	1,875	2,137
	Canadian Imperial Bank of Commerce	1.450%	9/13/13	1,565	1,565
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	325	327
	Capital One Bank USA NA	6.500%	6/13/13	1,150	1,212
	Capital One Bank USA NA	8.800%	7/15/19	10,900	12,642
4	Capital One Capital III	7.686%	8/1/66	2,145	2,129
	Capital One Capital IV	6.745%	2/17/37	1,970	1,931
	Capital One Capital V	10.250%	8/15/39	1,870	1,935
	Capital One Capital VI	8.875%	5/15/40	2,820	2,883
	Capital One Financial Corp.	7.375%	5/23/14	645	709
	Capital One Financial Corp.	2.125%	7/15/14	3,395	3,352
	Capital One Financial Corp.	5.500%	6/1/15	6,650	7,116
	Capital One Financial Corp.	3.150%	7/15/16	6,545	6,575
	Capital One Financial Corp.	6.150%	9/1/16	3,150	3,284
	Capital One Financial Corp.	5.250%	2/21/17	1,075	1,141
	Capital One Financial Corp.	6.750%	9/15/17	1,720	1,935
	Capital One Financial Corp.	4.750%	7/15/21	1,545	1,602
[4,7]	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	4,025	4,585
4	Citigroup Capital XXI	8.300%	12/21/57	9,420	9,491
	Citigroup Inc.	6.000%	2/21/12	3,500	3,515
	Citigroup Inc.	5.250%	2/27/12	3,875	3,889
	Citigroup Inc.	5.300%	10/17/12	5,300	5,386
	Citigroup Inc.	5.500%	4/11/13	16,720	17,073
	Citigroup Inc.	6.500%	8/19/13	7,245	7,526
	Citigroup Inc.	6.000%	12/13/13	17,625	18,258
	Citigroup Inc.	5.125%	5/5/14	825	844
	Citigroup Inc.	6.375%	8/12/14	6,510	6,834
	Citigroup Inc.	5.000%	9/15/14	9,120	9,039
	Citigroup Inc.	6.010%	1/15/15	3,635	3,808
	Citigroup Inc.	4.750%	5/19/15	5,635	5,730
	Citigroup Inc.	4.700%	5/29/15	1,000	1,010
	Citigroup Inc.	4.587%	12/15/15	7,345	7,398
	Citigroup Inc.	5.300%	1/7/16	5,550	5,757
	Citigroup Inc.	3.953%	6/15/16	3,965	3,952
	Citigroup Inc.	5.850%	8/2/16	265	281
	Citigroup Inc.	5.500%	2/15/17	160	161
	Citigroup Inc.	6.000%	8/15/17	4,325	4,554
	Citigroup Inc.	6.125%	11/21/17	10,985	11,730

28

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Citigroup Inc.	6.125%	5/15/18	13,653	14,528
Citigroup Inc.	8.500%	5/22/19	18,500	21,917
Citigroup Inc.	5.375%	8/9/20	5,590	5,743
Citigroup Inc.	6.625%	6/15/32	1,925	1,774
Citigroup Inc.	5.875%	2/22/33	3,705	3,115
Citigroup Inc.	6.000%	10/31/33	4,050	3,454
Citigroup Inc.	5.850%	12/11/34	1,005	997
Citigroup Inc.	6.125%	8/25/36	6,060	5,292
Citigroup Inc.	5.875%	5/29/37	4,550	4,521
Citigroup Inc.	6.875%	3/5/38	18,066	20,200
Citigroup Inc.	8.125%	7/15/39	1,575	1,926
Comerica Bank	5.750%	11/21/16	3,775	4,143
Comerica Bank	5.200%	8/22/17	2,800	3,049
Comerica Inc.	4.800%	5/1/15	2,600	2,728
Compass Bank	6.400%	10/1/17	900	916
Compass Bank	5.900%	4/1/26	650	586
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	5,755	5,628
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	12,265	12,718
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	865	843
Countrywide Financial Corp.	6.250%	5/15/16	450	424
Credit Suisse AG	5.860%	5/29/49	4,619	3,776
Credit Suisse	5.000%	5/15/13	13,550	13,937
Credit Suisse	2.200%	1/14/14	7,625	7,567
Credit Suisse	5.500%	5/1/14	7,790	8,160
Credit Suisse	3.500%	3/23/15	11,985	11,997
Credit Suisse	6.000%	2/15/18	6,965	6,874
Credit Suisse	5.300%	8/13/19	9,750	10,027
Credit Suisse	5.400%	1/14/20	4,575	4,284
Credit Suisse	4.375%	8/5/20	4,250	4,166
Credit Suisse USA Inc.	5.500%	8/15/13	2,575	2,683
Credit Suisse USA Inc.	5.125%	1/15/14	625	654
Credit Suisse USA Inc.	4.875%	1/15/15	2,935	3,071
Credit Suisse USA Inc.	5.125%	8/15/15	4,265	4,472
Credit Suisse USA Inc.	5.375%	3/2/16	855	909
Credit Suisse USA Inc.	7.125%	7/15/32	7,310	8,706
Deutsche Bank AG	2.375%	1/11/13	5,295	5,273
Deutsche Bank AG	4.875%	5/20/13	6,090	6,231
Deutsche Bank AG	3.875%	8/18/14	145	149
Deutsche Bank AG	3.450%	3/30/15	5,900	5,976
Deutsche Bank AG	3.250%	1/11/16	4,420	4,469
Deutsche Bank AG	6.000%	9/1/17	15,190	16,976
Deutsche Bank Financial LLC	5.375%	3/2/15	4,545	4,457
Discover Bank	7.000%	4/15/20	1,350	1,399
Fifth Third Bancorp	6.250%	5/1/13	690	727
Fifth Third Bancorp	3.625%	1/25/16	9,525	9,741
Fifth Third Bancorp	4.500%	6/1/18	725	723
Fifth Third Bancorp	8.250%	3/1/38	6,246	7,727
Fifth Third Bank	4.750%	2/1/15	2,800	2,934
4 Fifth Third Capital Trust IV	6.500%	4/15/67	1,825	1,788
First Horizon National Corp.	5.375%	12/15/15	7,350	7,506
First Niagara Financial Group Inc.	6.750%	3/19/20	675	709
First Niagara Financial Group Inc.	7.250%	12/15/21	440	449

29

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
First Tennessee Bank NA	5.050%	1/15/15	1,604	1,608
FleetBoston Financial Corp.	6.875%	1/15/28	1,250	1,122
FleetBoston Financial Corp.	6.700%	7/15/28	5,400	4,703
Goldman Sachs Capital I	6.345%	2/15/34	5,375	4,595
Goldman Sachs Group Inc.	4.750%	7/15/13	7,425	7,513
Goldman Sachs Group Inc.	5.250%	10/15/13	12,860	13,156
Goldman Sachs Group Inc.	5.150%	1/15/14	3,125	3,173
Goldman Sachs Group Inc.	6.000%	5/1/14	11,620	12,144
Goldman Sachs Group Inc.	5.000%	10/1/14	11,175	11,344
Goldman Sachs Group Inc.	5.125%	1/15/15	7,115	7,262
Goldman Sachs Group Inc.	3.700%	8/1/15	2,510	2,456
Goldman Sachs Group Inc.	5.350%	1/15/16	19,725	20,193
Goldman Sachs Group Inc.	3.625%	2/7/16	8,785	8,476
Goldman Sachs Group Inc.	5.750%	10/1/16	5,555	5,805
Goldman Sachs Group Inc.	5.625%	1/15/17	4,570	4,480
Goldman Sachs Group Inc.	6.250%	9/1/17	8,980	9,388
Goldman Sachs Group Inc.	5.950%	1/18/18	6,215	6,348
Goldman Sachs Group Inc.	6.150%	4/1/18	7,225	7,417
Goldman Sachs Group Inc.	7.500%	2/15/19	3,255	3,616
Goldman Sachs Group Inc.	5.375%	3/15/20	16,640	16,355
Goldman Sachs Group Inc.	6.000%	6/15/20	14,390	14,697
Goldman Sachs Group Inc.	5.250%	7/27/21	5,725	5,587
Goldman Sachs Group Inc.	5.950%	1/15/27	4,795	4,426
Goldman Sachs Group Inc.	6.125%	2/15/33	15,965	15,688
Goldman Sachs Group Inc.	6.450%	5/1/36	2,175	1,951
Goldman Sachs Group Inc.	6.750%	10/1/37	20,105	18,796
Goldman Sachs Group Inc.	6.250%	2/1/41	11,155	10,927
7 HBOS plc	6.750%	5/21/18	2,075	1,647
HSBC Bank USA NA	4.625%	4/1/14	9,370	9,603
HSBC Bank USA NA	4.875%	8/24/20	4,275	4,029
HSBC Bank USA NA	5.875%	11/1/34	1,825	1,765
HSBC Bank USA NA	5.625%	8/15/35	1,225	1,156
HSBC Bank USA NA	7.000%	1/15/39	1,025	1,107
HSBC Holdings plc	5.100%	4/5/21	10,895	11,573
HSBC Holdings plc	4.875%	1/14/22	2,350	2,480
HSBC Holdings plc	7.625%	5/17/32	325	331
HSBC Holdings plc	7.350%	11/27/32	600	602
HSBC Holdings plc	6.500%	5/2/36	8,215	8,393
HSBC Holdings plc	6.500%	9/15/37	15,265	15,408
HSBC Holdings plc	6.800%	6/1/38	2,325	2,402
HSBC Holdings plc	6.100%	1/14/42	2,225	2,587
HSBC USA Inc.	5.000%	9/27/20	855	814
Huntington Bancshares Inc.	7.000%	12/15/20	3,950	4,460
JP Morgan Chase Capital XVII	5.850%	8/1/35	250	249
4 JP Morgan Chase Capital XVIII	6.950%	8/1/66	900	903
4 JP Morgan Chase Capital XX	6.550%	9/15/66	2,490	2,498
4 JP Morgan Chase Capital XXII	6.450%	1/15/87	8,430	8,388
JP Morgan Chase Capital XXV	6.800%	10/1/37	3,440	3,471
JPMorgan Chase & Co.	5.750%	1/2/13	9,785	10,145
JPMorgan Chase & Co.	4.750%	5/1/13	9,520	9,952
JPMorgan Chase & Co.	1.650%	9/30/13	8,050	8,107
JPMorgan Chase & Co.	2.050%	1/24/14	8,050	8,073
JPMorgan Chase & Co.	4.875%	3/15/14	8,800	9,211
JPMorgan Chase & Co.	4.650%	6/1/14	22,065	23,241
JPMorgan Chase & Co.	5.125%	9/15/14	15,490	16,332

30

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JPMorgan Chase & Co.	3.700%	1/20/15	5,950	6,178
JPMorgan Chase & Co.	4.750%	3/1/15	4,625	4,913
JPMorgan Chase & Co.	5.250%	5/1/15	2,025	2,138
JPMorgan Chase & Co.	3.400%	6/24/15	855	871
JPMorgan Chase & Co.	5.150%	10/1/15	8,195	8,683
JPMorgan Chase & Co.	2.600%	1/15/16	4,525	4,495
JPMorgan Chase & Co.	3.450%	3/1/16	1,355	1,373
JPMorgan Chase & Co.	3.150%	7/5/16	5,945	5,976
JPMorgan Chase & Co.	6.125%	6/27/17	3,325	3,629
JPMorgan Chase & Co.	6.000%	1/15/18	3,385	3,793
JPMorgan Chase & Co.	6.300%	4/23/19	15,560	17,587
JPMorgan Chase & Co.	4.400%	7/22/20	1,295	1,296
JPMorgan Chase & Co.	4.250%	10/15/20	725	731
JPMorgan Chase & Co.	4.625%	5/10/21	815	843
JPMorgan Chase & Co.	4.350%	8/15/21	10,465	10,606
JPMorgan Chase & Co.	6.400%	5/15/38	29,840	34,547
JPMorgan Chase & Co.	5.500%	10/15/40	5,350	5,528
JPMorgan Chase & Co.	5.600%	7/15/41	4,950	5,315
JPMorgan Chase & Co.	5.400%	1/6/42	3,175	3,263
JPMorgan Chase Bank NA	5.875%	6/13/16	7,950	8,646
JPMorgan Chase Bank NA	6.000%	10/1/17	665	711
JPMorgan Chase Capital XXVII	7.000%	11/1/39	3,140	3,150
KeyBank NA	5.800%	7/1/14	850	907
KeyBank NA	5.450%	3/3/16	2,500	2,703
KeyCorp	6.500%	5/14/13	1,500	1,590
KeyCorp	5.100%	3/24/21	6,490	6,757
7 Lloyds TSB Bank plc	4.375%	1/12/15	3,650	3,502
Lloyds TSB Bank plc	4.875%	1/21/16	7,170	6,930
7 Lloyds TSB Bank plc	5.800%	1/13/20	3,950	3,749
Lloyds TSB Bank plc	6.375%	1/21/21	7,350	7,373
M&I Marshall & Ilsley Bank	4.850%	6/16/15	350	370
M&I Marshall & Ilsley Bank	5.000%	1/17/17	100	105
Manufacturers & Traders Trust Co.	6.625%	12/4/17	2,475	2,836
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	100	98
MBNA Corp.	6.125%	3/1/13	1,375	1,381
MBNA Corp.	5.000%	6/15/15	1,425	1,390
Mellon Funding Corp.	5.000%	12/1/14	875	943
Merrill Lynch & Co. Inc.	5.450%	2/5/13	3,225	3,249
Merrill Lynch & Co. Inc.	6.150%	4/25/13	7,200	7,279
Merrill Lynch & Co. Inc.	5.000%	2/3/14	5,325	5,325
Merrill Lynch & Co. Inc.	5.450%	7/15/14	1,665	1,654
Merrill Lynch & Co. Inc.	5.000%	1/15/15	11,281	10,868
Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,730	1,634
Merrill Lynch & Co. Inc.	5.700%	5/2/17	9,035	8,217
Merrill Lynch & Co. Inc.	6.400%	8/28/17	6,055	5,877
Merrill Lynch & Co. Inc.	6.875%	4/25/18	17,595	17,343
Merrill Lynch & Co. Inc.	6.500%	7/15/18	1,100	1,067
Merrill Lynch & Co. Inc.	6.220%	9/15/26	5,780	4,766
Merrill Lynch & Co. Inc.	6.110%	1/29/37	3,065	2,340
Merrill Lynch & Co. Inc.	7.750%	5/14/38	15,255	14,494
Morgan Stanley	5.625%	1/9/12	5,520	5,520
Morgan Stanley	5.300%	3/1/13	1,435	1,453
Morgan Stanley	6.750%	10/15/13	200	207
Morgan Stanley	2.875%	1/24/14	13,900	13,289
Morgan Stanley	4.750%	4/1/14	14,430	14,252

31

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Morgan Stanley	6.000%	5/13/14	12,050	12,218
Morgan Stanley	2.875%	7/28/14	1,050	993
Morgan Stanley	4.200%	11/20/14	3,370	3,251
Morgan Stanley	4.100%	1/26/15	3,300	3,155
Morgan Stanley	6.000%	4/28/15	20,210	20,258
Morgan Stanley	5.375%	10/15/15	3,060	2,990
Morgan Stanley	3.450%	11/2/15	24,800	22,780
Morgan Stanley	3.800%	4/29/16	1,215	1,120
Morgan Stanley	5.750%	10/18/16	4,700	4,583
Morgan Stanley	5.450%	1/9/17	3,815	3,672
Morgan Stanley	5.550%	4/27/17	1,375	1,307
Morgan Stanley	5.950%	12/28/17	5,690	5,440
Morgan Stanley	6.625%	4/1/18	7,565	7,464
Morgan Stanley	7.300%	5/13/19	13,185	13,440
Morgan Stanley	5.625%	9/23/19	23,580	21,725
Morgan Stanley	5.500%	1/26/20	2,750	2,541
Morgan Stanley	5.500%	7/24/20	2,150	1,959
Morgan Stanley	5.750%	1/25/21	10,440	9,682
Morgan Stanley	5.500%	7/28/21	3,125	2,891
Morgan Stanley	6.250%	8/9/26	8,475	7,952
Morgan Stanley	7.250%	4/1/32	7,545	7,694
National City Bank	4.625%	5/1/13	725	753
National City Corp.	4.900%	1/15/15	850	917
National City Corp.	6.875%	5/15/19	4,965	5,578
Northern Trust Co.	6.500%	8/15/18	425	506
Northern Trust Corp.	5.500%	8/15/13	425	452
Northern Trust Corp.	4.625%	5/1/14	1,025	1,100
Paribas	6.950%	7/22/13	325	328
PNC Bank NA	4.875%	9/21/17	3,575	3,734
PNC Bank NA	6.000%	12/7/17	325	353
PNC Funding Corp.	3.000%	5/19/14	145	150
PNC Funding Corp.	3.625%	2/8/15	235	248
PNC Funding Corp.	4.250%	9/21/15	650	695
PNC Funding Corp.	5.250%	11/15/15	6,575	7,149
PNC Funding Corp.	2.700%	9/19/16	1,945	1,976
PNC Funding Corp.	5.625%	2/1/17	325	351
PNC Funding Corp.	6.700%	6/10/19	6,475	7,864
PNC Funding Corp.	5.125%	2/8/20	5,700	6,438
PNC Funding Corp.	4.375%	8/11/20	6,150	6,652
Royal Bank of Canada	2.100%	7/29/13	6,200	6,313
Royal Bank of Canada	1.450%	10/30/14	160	161
Royal Bank of Canada	2.625%	12/15/15	5,600	5,752
Royal Bank of Canada	2.875%	4/19/16	2,075	2,149
Royal Bank of Canada	2.300%	7/20/16	9,255	9,413
Royal Bank of Scotland Group plc	6.400%	10/21/19	8,505	7,898
Royal Bank Of Scotland NV	4.650%	6/4/18	100	89
Royal Bank of Scotland plc	3.400%	8/23/13	5,020	4,869
Royal Bank of Scotland plc	3.250%	1/11/14	6,525	6,206
7 Royal Bank of Scotland plc	4.875%	8/25/14	1,800	1,779
Royal Bank of Scotland plc	4.875%	3/16/15	4,790	4,570
Royal Bank of Scotland plc	3.950%	9/21/15	795	741
Royal Bank of Scotland plc	4.375%	3/16/16	12,655	12,069
Royal Bank of Scotland plc	5.625%	8/24/20	9,205	8,838
Royal Bank of Scotland plc	6.125%	1/11/21	3,280	3,268
Santander Holdings USA Inc.	4.625%	4/19/16	4,225	4,065

32

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Santander UK plc	7.950%	10/26/29	590	491
	SouthTrust Corp.	5.800%	6/15/14	750	803
	Sovereign Bank	8.750%	5/30/18	675	749
[4,7]	Standard Chartered plc	6.409%	12/31/49	1,975	1,634
	State Street Bank and Trust Co.	5.300%	1/15/16	2,725	3,064
	State Street Bank and Trust Co.	5.250%	10/15/18	2,879	3,205
	State Street Corp.	4.300%	5/30/14	1,600	1,711
	State Street Corp.	2.875%	3/7/16	6,235	6,413
	State Street Corp.	4.375%	3/7/21	1,385	1,518
	SunTrust Bank	5.000%	9/1/15	16	17
	SunTrust Bank	7.250%	3/15/18	375	421
	SunTrust Banks Inc.	3.600%	4/15/16	4,160	4,233
	SunTrust Banks Inc.	3.500%	1/20/17	4,070	4,084
	SunTrust Banks Inc.	6.000%	9/11/17	1,300	1,437
4	SunTrust Capital VIII	6.100%	12/1/66	657	644
	Toronto-Dominion Bank	1.375%	7/14/14	1,660	1,679
	Toronto-Dominion Bank	2.500%	7/14/16	2,495	2,543
	Toronto-Dominion Bank	2.375%	10/19/16	4,320	4,402
	UBS AG	2.250%	8/12/13	8,135	8,052
	UBS AG	2.250%	1/28/14	9,950	9,664
	UBS AG	3.875%	1/15/15	1,890	1,880
	UBS AG	7.000%	10/15/15	1,000	1,025
	UBS AG	5.875%	7/15/16	2,620	2,640
	UBS AG	7.375%	6/15/17	3,000	3,208
	UBS AG	5.875%	12/20/17	7,960	8,250
	UBS AG	5.750%	4/25/18	2,940	3,045
	UBS AG	4.875%	8/4/20	14,450	14,297
	UBS AG	7.750%	9/1/26	1,000	1,161
	UBS Preferred Funding Trust V	6.243%	5/29/49	145	121
	UFJ Finance Aruba AEC	6.750%	7/15/13	9,750	10,387
	Union Bank NA	5.950%	5/11/16	1,375	1,489
	Union Bank NA	3.000%	6/6/16	1,550	1,570
	UnionBanCal Corp.	5.250%	12/16/13	700	722
	US Bancorp	2.000%	6/14/13	5,370	5,455
	US Bancorp	1.125%	10/30/13	3,400	3,407
	US Bancorp	4.200%	5/15/14	175	187
	US Bancorp	3.150%	3/4/15	600	629
	US Bancorp	2.450%	7/27/15	480	492
	US Bancorp	3.442%	2/1/16	4,395	4,531
	US Bancorp	2.200%	11/15/16	4,450	4,500
	US Bancorp	4.125%	5/24/21	10,265	11,329
	US Bank NA	6.300%	2/4/14	3,150	3,454
	US Bank NA	4.950%	10/30/14	5,050	5,483
	US Bank NA	4.800%	4/15/15	850	927
	USB Capital XIII Trust	6.625%	12/15/39	675	692
	Wachovia Bank NA	4.800%	11/1/14	425	447
	Wachovia Bank NA	4.875%	2/1/15	6,050	6,345
	Wachovia Bank NA	5.000%	8/15/15	825	868
	Wachovia Bank NA	6.000%	11/15/17	2,500	2,765
	Wachovia Bank NA	5.850%	2/1/37	5,775	5,997
	Wachovia Bank NA	6.600%	1/15/38	9,845	11,077
	Wachovia Corp.	5.500%	5/1/13	2,103	2,219
	Wachovia Corp.	4.875%	2/15/14	5,275	5,508
	Wachovia Corp.	5.250%	8/1/14	2,490	2,630
	Wachovia Corp.	5.625%	10/15/16	11,800	12,841

33

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wachovia Corp.	5.750%	6/15/17	6,425	7,256
Wachovia Corp.	5.750%	2/1/18	1,265	1,435
Wachovia Corp.	6.605%	10/1/25	100	113
Wachovia Corp.	7.500%	4/15/35	275	344
Wachovia Corp.	5.500%	8/1/35	1,775	1,726
Wachovia Corp.	6.550%	10/15/35	250	269
Wells Fargo & Co.	4.375%	1/31/13	17,885	18,458
Wells Fargo & Co.	4.950%	10/16/13	1,295	1,358
Wells Fargo & Co.	3.750%	10/1/14	2,345	2,471
Wells Fargo & Co.	3.625%	4/15/15	11,375	11,912
Wells Fargo & Co.	3.676%	6/15/16	13,820	14,531
Wells Fargo & Co.	5.125%	9/15/16	1,060	1,146
Wells Fargo & Co.	5.625%	12/11/17	20,165	22,885
Wells Fargo & Co.	4.600%	4/1/21	7,265	7,898
Wells Fargo & Co.	5.375%	2/7/35	4,700	4,977
Wells Fargo Bank NA	4.750%	2/9/15	5,340	5,592
Wells Fargo Bank NA	5.750%	5/16/16	3,600	3,951
Wells Fargo Bank NA	5.950%	8/26/36	1,725	1,811
4 Wells Fargo Capital X	5.950%	12/1/86	3,600	3,591
Westpac Banking Corp.	2.100%	8/2/13	2,625	2,640
Westpac Banking Corp.	1.850%	12/9/13	7,815	7,822
Westpac Banking Corp.	4.200%	2/27/15	7,400	7,731
Westpac Banking Corp.	3.000%	8/4/15	4,125	4,173
Westpac Banking Corp.	3.000%	12/9/15	735	738
Westpac Banking Corp.	4.875%	11/19/19	9,370	9,998

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	5,000	5,653
Ameriprise Financial Inc.	5.300%	3/15/20	775	832
4 Ameriprise Financial Inc.	7.518%	6/1/66	4,475	4,486
BlackRock Inc.	3.500%	12/10/14	1,700	1,814
BlackRock Inc.	6.250%	9/15/17	1,150	1,340
BlackRock Inc.	5.000%	12/10/19	3,465	3,770
BlackRock Inc.	4.250%	5/24/21	2,125	2,212
Charles Schwab Corp.	4.950%	6/1/14	3,925	4,248
Charles Schwab Corp.	4.450%	7/22/20	1,000	1,065
7 FMR LLC	7.490%	6/15/19	200	232
Franklin Resources Inc.	2.000%	5/20/13	2,650	2,678
Franklin Resources Inc.	3.125%	5/20/15	1,450	1,508
Franklin Resources Inc.	4.625%	5/20/20	700	758
GFI Group Inc.	8.375%	7/19/18	750	664
Jefferies Group Inc.	3.875%	11/9/15	875	772
Jefferies Group Inc.	5.500%	3/15/16	3,465	3,188
Jefferies Group Inc.	5.125%	4/13/18	9,025	7,931
Jefferies Group Inc.	8.500%	7/15/19	3,000	3,023
Jefferies Group Inc.	6.875%	4/15/21	895	803
Jefferies Group Inc.	6.450%	6/8/27	1,050	865
Jefferies Group Inc.	6.250%	1/15/36	5,280	4,250
Lazard Group LLC	6.850%	6/15/17	2,675	2,807
Nomura Holdings Inc.	5.000%	3/4/15	2,425	2,443
Nomura Holdings Inc.	4.125%	1/19/16	275	268
Nomura Holdings Inc.	6.700%	3/4/20	4,025	4,234
Raymond James Financial Inc.	4.250%	4/15/16	1,000	1,023
TD Ameritrade Holding Corp.	4.150%	12/1/14	1,025	1,080
TD Ameritrade Holding Corp.	5.600%	12/1/19	925	1,000

34

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Finance Companies (0.7%)
Block Financial LLC	7.875%	1/15/13	525	544
Block Financial LLC	5.125%	10/30/14	5,160	5,257
Discover Financial Services	6.450%	6/12/17	325	340
Discover Financial Services	10.250%	7/15/19	950	1,148
General Electric Capital Corp.	5.250%	10/19/12	24,450	25,309
General Electric Capital Corp.	2.800%	1/8/13	6,975	7,101
General Electric Capital Corp.	5.450%	1/15/13	5,470	5,736
General Electric Capital Corp.	4.800%	5/1/13	8,165	8,578
General Electric Capital Corp.	2.100%	1/7/14	5,100	5,181
General Electric Capital Corp.	5.900%	5/13/14	5,125	5,620
General Electric Capital Corp.	5.500%	6/4/14	5,150	5,605
General Electric Capital Corp.	5.650%	6/9/14	5,800	6,314
General Electric Capital Corp.	3.750%	11/14/14	12,475	13,204
General Electric Capital Corp.	3.500%	6/29/15	5,000	5,244
General Electric Capital Corp.	4.375%	9/21/15	3,500	3,777
General Electric Capital Corp.	2.250%	11/9/15	2,445	2,449
General Electric Capital Corp.	2.950%	5/9/16	3,125	3,212
General Electric Capital Corp.	3.350%	10/17/16	7,700	8,014
General Electric Capital Corp.	5.375%	10/20/16	250	279
General Electric Capital Corp.	5.400%	2/15/17	14,850	16,570
General Electric Capital Corp.	5.625%	9/15/17	6,065	6,718
General Electric Capital Corp.	5.625%	5/1/18	12,050	13,470
General Electric Capital Corp.	6.000%	8/7/19	10,675	12,258
General Electric Capital Corp.	5.500%	1/8/20	1,075	1,179
General Electric Capital Corp.	5.550%	5/4/20	3,275	3,588
General Electric Capital Corp.	4.625%	1/7/21	2,400	2,507
General Electric Capital Corp.	5.300%	2/11/21	3,730	3,957
General Electric Capital Corp.	4.650%	10/17/21	2,465	2,568
General Electric Capital Corp.	6.750%	3/15/32	6,785	7,917
General Electric Capital Corp.	6.150%	8/7/37	19,250	21,171
General Electric Capital Corp.	5.875%	1/14/38	19,490	20,568
General Electric Capital Corp.	6.875%	1/10/39	19,640	23,404
4 General Electric Capital Corp.	6.375%	11/15/67	12,635	12,445
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	1,950	1,604
HSBC Finance Corp.	4.750%	7/15/13	4,815	4,904
HSBC Finance Corp.	5.250%	1/15/14	1,425	1,457
HSBC Finance Corp.	5.250%	4/15/15	4,485	4,578
HSBC Finance Corp.	5.000%	6/30/15	11,445	11,601
HSBC Finance Corp.	5.500%	1/19/16	1,545	1,596
HSBC Finance Corp.	6.676%	1/15/21	17,734	18,276
SLM Corp.	5.375%	1/15/13	1,150	1,159
SLM Corp.	5.000%	10/1/13	2,545	2,557
SLM Corp.	5.375%	5/15/14	3,175	3,212
SLM Corp.	5.050%	11/14/14	975	942
SLM Corp.	6.250%	1/25/16	1,685	1,648
SLM Corp.	8.450%	6/15/18	5,845	6,062
SLM Corp.	8.000%	3/25/20	5,795	5,878
SLM Corp.	5.625%	8/1/33	5,895	4,489

Insurance (1.2%)
ACE Capital Trust II	9.700%	4/1/30	1,000	1,332
ACE INA Holdings Inc.	5.875%	6/15/14	2,500	2,752
ACE INA Holdings Inc.	5.600%	5/15/15	1,725	1,926
ACE INA Holdings Inc.	2.600%	11/23/15	3,735	3,803

35

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ACE INA Holdings Inc.	5.700%	2/15/17	1,400	1,609
ACE INA Holdings Inc.	5.800%	3/15/18	425	495
ACE INA Holdings Inc.	5.900%	6/15/19	785	934
ACE INA Holdings Inc.	6.700%	5/15/36	400	519
AEGON Funding Co. LLC	5.750%	12/15/20	3,016	3,138
Aegon NV	4.750%	6/1/13	800	819
Aetna Inc.	6.000%	6/15/16	6,675	7,691
Aetna Inc.	4.125%	6/1/21	2,230	2,327
Aetna Inc.	6.625%	6/15/36	3,100	3,819
Aetna Inc.	6.750%	12/15/37	925	1,158
Aflac Inc.	8.500%	5/15/19	1,425	1,751
Aflac Inc.	6.900%	12/17/39	2,450	2,738
Aflac Inc.	6.450%	8/15/40	1,050	1,109
Alleghany Corp.	5.625%	9/15/20	1,000	1,047
Allied World Assurance Co. Ltd.	7.500%	8/1/16	6,875	7,787
Allstate Corp.	6.200%	5/16/14	895	998
Allstate Corp.	5.000%	8/15/14	3,325	3,600
Allstate Corp.	7.450%	5/16/19	3,230	3,963
Allstate Corp.	6.125%	12/15/32	950	1,078
Allstate Corp.	5.350%	6/1/33	225	233
Allstate Corp.	5.550%	5/9/35	1,370	1,459
Allstate Corp.	5.950%	4/1/36	1,000	1,121
Allstate Corp.	6.900%	5/15/38	2,655	3,288
4 Allstate Corp.	6.500%	5/15/57	1,625	1,471
4 Allstate Corp.	6.125%	5/15/67	1,500	1,369
Allstate Life Global Funding Trusts	5.375%	4/30/13	2,240	2,365
Alterra Finance LLC	6.250%	9/30/20	815	858
American Financial Group Inc.	9.875%	6/15/19	775	909
American International Group Inc.	4.250%	5/15/13	3,550	3,546
American International Group Inc.	4.250%	9/15/14	3,640	3,536
American International Group Inc.	5.050%	10/1/15	4,775	4,626
American International Group Inc.	4.875%	9/15/16	3,200	3,022
American International Group Inc.	5.600%	10/18/16	1,150	1,117
American International Group Inc.	5.450%	5/18/17	2,815	2,698
American International Group Inc.	5.850%	1/16/18	3,300	3,212
American International Group Inc.	8.250%	8/15/18	2,130	2,260
American International Group Inc.	6.400%	12/15/20	7,015	7,068
American International Group Inc.	6.250%	5/1/36	6,500	5,917
American International Group Inc.	6.250%	3/15/37	5,348	3,877
7 American International Group Inc.	6.820%	11/15/37	1,107	1,067
4 American International Group Inc.	8.175%	5/15/68	12,340	11,137
AON Corp.	3.500%	9/30/15	2,025	2,081
AON Corp.	5.000%	9/30/20	3,870	4,264
AON Corp.	8.205%	1/1/27	325	376
AON Corp.	6.250%	9/30/40	2,125	2,593
Arch Capital Group Ltd.	7.350%	5/1/34	1,175	1,381
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	4,250	4,286
Assurant Inc.	5.625%	2/15/14	625	653
Assurant Inc.	6.750%	2/15/34	3,825	3,980
AXA SA	8.600%	12/15/30	7,170	7,055
Axis Capital Holdings Ltd.	5.750%	12/1/14	725	762
Axis Specialty Finance LLC	5.875%	6/1/20	5,300	5,458
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	3,775	3,961
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	5,850	6,214
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	1,050	1,162

36

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	2,050	2,121
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	5,670	6,607
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	5,620	6,090
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	145	172
Berkshire Hathaway Inc.	2.125%	2/11/13	2,485	2,524
Berkshire Hathaway Inc.	3.200%	2/11/15	3,700	3,920
Berkshire Hathaway Inc.	2.200%	8/15/16	20,370	21,011
Chubb Corp.	5.200%	4/1/13	425	446
Chubb Corp.	5.750%	5/15/18	940	1,104
Chubb Corp.	6.000%	5/11/37	2,900	3,468
4 Chubb Corp.	6.375%	3/29/67	6,065	5,989
CIGNA Corp.	2.750%	11/15/16	2,005	2,001
CIGNA Corp.	5.125%	6/15/20	875	943
CIGNA Corp.	4.375%	12/15/20	200	204
CIGNA Corp.	4.500%	3/15/21	1,090	1,117
CIGNA Corp.	4.000%	2/15/22	1,385	1,372
CIGNA Corp.	7.875%	5/15/27	425	525
CIGNA Corp.	6.150%	11/15/36	4,484	4,893
CIGNA Corp.	5.875%	3/15/41	1,865	1,979
CIGNA Corp.	5.375%	2/15/42	1,585	1,585
Cincinnati Financial Corp.	6.920%	5/15/28	4,325	4,748
CNA Financial Corp.	5.850%	12/15/14	2,000	2,108
CNA Financial Corp.	6.500%	8/15/16	1,750	1,895
CNA Financial Corp.	7.350%	11/15/19	1,840	2,049
CNA Financial Corp.	5.875%	8/15/20	1,805	1,866
CNA Financial Corp.	5.750%	8/15/21	6,140	6,263
Coventry Health Care Inc.	6.300%	8/15/14	3,850	4,181
Coventry Health Care Inc.	5.950%	3/15/17	1,800	2,025
Coventry Health Care Inc.	5.450%	6/15/21	1,985	2,197
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	4,729	4,774
Genworth Financial Inc.	5.750%	6/15/14	300	305
Genworth Financial Inc.	4.950%	10/1/15	825	780
Genworth Financial Inc.	8.625%	12/15/16	4,125	4,197
Genworth Financial Inc.	6.515%	5/22/18	350	322
Genworth Financial Inc.	7.700%	6/15/20	535	504
Genworth Financial Inc.	7.625%	9/24/21	500	460
Genworth Financial Inc.	6.500%	6/15/34	3,575	2,806
Hartford Financial Services Group Inc.	4.625%	7/15/13	625	640
Hartford Financial Services Group Inc.	5.500%	10/15/16	975	1,010
Hartford Financial Services Group Inc.	5.375%	3/15/17	900	901
Hartford Financial Services Group Inc.	6.300%	3/15/18	3,150	3,301
Hartford Financial Services Group Inc.	6.000%	1/15/19	425	436
Hartford Financial Services Group Inc.	5.500%	3/30/20	295	294
Hartford Financial Services Group Inc.	5.950%	10/15/36	550	505
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,775	1,644
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,745
Humana Inc.	7.200%	6/15/18	100	118
Humana Inc.	6.300%	8/1/18	150	169
Humana Inc.	8.150%	6/15/38	2,500	3,247
Jefferson-Pilot Corp.	4.750%	1/30/14	275	285
Lincoln National Corp.	4.300%	6/15/15	1,619	1,681
Lincoln National Corp.	8.750%	7/1/19	900	1,088
Lincoln National Corp.	6.250%	2/15/20	1,745	1,884
Lincoln National Corp.	6.150%	4/7/36	3,450	3,505
Lincoln National Corp.	7.000%	6/15/40	1,285	1,445

37

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Lincoln National Corp.	7.000%	5/17/66	6,985	6,321
Loews Corp.	5.250%	3/15/16	950	1,047
Loews Corp.	6.000%	2/1/35	200	218
Manulife Financial Corp.	3.400%	9/17/15	3,875	3,894
Manulife Financial Corp.	4.900%	9/17/20	4,875	5,004
Markel Corp.	7.125%	9/30/19	825	946
Marsh & McLennan Cos. Inc.	4.850%	2/15/13	2,229	2,302
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	56	62
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	5,962	7,886
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,265	2,477
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	110
7 Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	575	840
MetLife Inc.	5.000%	11/24/13	1,275	1,359
MetLife Inc.	2.375%	2/6/14	7,420	7,523
MetLife Inc.	5.000%	6/15/15	2,245	2,437
MetLife Inc.	6.750%	6/1/16	895	1,033
MetLife Inc.	6.817%	8/15/18	895	1,061
MetLife Inc.	7.717%	2/15/19	1,570	1,964
MetLife Inc.	4.750%	2/8/21	3,895	4,199
MetLife Inc.	6.375%	6/15/34	1,770	2,090
MetLife Inc.	5.875%	2/6/41	6,745	7,789
4 MetLife Inc.	6.400%	12/15/66	5,235	4,941
7 Metropolitan Life Global Funding I	5.125%	6/10/14	5,225	5,617
4 Nationwide Financial Services Inc.	6.750%	5/15/67	200	172
OneBeacon US Holdings Inc.	5.875%	5/15/13	215	222
PartnerRe Finance B LLC	5.500%	6/1/20	8,508	8,617
Principal Financial Group Inc.	7.875%	5/15/14	1,525	1,704
Principal Financial Group Inc.	8.875%	5/15/19	590	732
Principal Financial Group Inc.	6.050%	10/15/36	1,825	1,928
Principal Life Income Funding Trusts	5.300%	4/24/13	1,825	1,915
Principal Life Income Funding Trusts	5.100%	4/15/14	1,250	1,332
Progressive Corp.	3.750%	8/23/21	855	888
Progressive Corp.	6.625%	3/1/29	1,300	1,627
Progressive Corp.	6.250%	12/1/32	100	123
4 Progressive Corp.	6.700%	6/15/67	3,100	3,131
Protective Life Corp.	7.375%	10/15/19	950	1,053
Protective Life Corp.	8.450%	10/15/39	900	1,036
Prudential Financial Inc.	2.750%	1/14/13	1,860	1,889
Prudential Financial Inc.	5.150%	1/15/13	1,830	1,897
Prudential Financial Inc.	4.500%	7/15/13	1,825	1,892
Prudential Financial Inc.	4.750%	4/1/14	650	685
Prudential Financial Inc.	5.100%	9/20/14	6,080	6,550
Prudential Financial Inc.	6.200%	1/15/15	2,750	3,004
Prudential Financial Inc.	4.750%	9/17/15	5,750	6,081
Prudential Financial Inc.	5.500%	3/15/16	175	190
Prudential Financial Inc.	3.000%	5/12/16	1,650	1,644
Prudential Financial Inc.	6.000%	12/1/17	1,550	1,721
Prudential Financial Inc.	7.375%	6/15/19	795	945
Prudential Financial Inc.	5.375%	6/21/20	1,345	1,429
Prudential Financial Inc.	5.750%	7/15/33	1,280	1,284
Prudential Financial Inc.	5.400%	6/13/35	2,775	2,660
Prudential Financial Inc.	5.900%	3/17/36	2,300	2,337
Prudential Financial Inc.	5.700%	12/14/36	6,370	6,325
Prudential Financial Inc.	6.625%	12/1/37	6,050	6,566
Prudential Financial Inc.	5.625%	5/12/41	1,745	1,684

38

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Reinsurance Group of America Inc.	6.750%	12/15/65	5,675	4,881
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	675	749
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,225	1,374
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	4,075	5,094
Torchmark Corp.	6.375%	6/15/16	1,225	1,343
Transatlantic Holdings Inc.	8.000%	11/30/39	4,425	5,009
Travelers Cos. Inc.	5.500%	12/1/15	3,815	4,283
Travelers Cos. Inc.	6.250%	6/20/16	1,100	1,291
Travelers Cos. Inc.	5.750%	12/15/17	1,375	1,617
Travelers Cos. Inc.	5.800%	5/15/18	965	1,134
Travelers Cos. Inc.	3.900%	11/1/20	2,170	2,290
Travelers Cos. Inc.	6.250%	6/15/37	6,010	7,590
Travelers Cos. Inc.	5.350%	11/1/40	4,245	4,920
Travelers Property Casualty Corp.	6.375%	3/15/33	100	123
UnitedHealth Group Inc.	4.875%	2/15/13	975	1,017
UnitedHealth Group Inc.	4.875%	4/1/13	975	1,022
UnitedHealth Group Inc.	5.000%	8/15/14	4,900	5,343
UnitedHealth Group Inc.	4.875%	3/15/15	875	967
UnitedHealth Group Inc.	1.875%	11/15/16	325	326
UnitedHealth Group Inc.	6.000%	6/15/17	1,825	2,150
UnitedHealth Group Inc.	6.000%	2/15/18	340	403
UnitedHealth Group Inc.	3.875%	10/15/20	5,000	5,312
UnitedHealth Group Inc.	4.700%	2/15/21	835	938
UnitedHealth Group Inc.	3.375%	11/15/21	145	150
UnitedHealth Group Inc.	5.800%	3/15/36	4,525	5,369
UnitedHealth Group Inc.	6.500%	6/15/37	625	788
UnitedHealth Group Inc.	6.625%	11/15/37	1,425	1,827
UnitedHealth Group Inc.	6.875%	2/15/38	7,620	10,276
UnitedHealth Group Inc.	5.950%	2/15/41	250	307
UnitedHealth Group Inc.	4.625%	11/15/41	75	79
Unum Group	7.125%	9/30/16	1,250	1,428
Unum Group	5.625%	9/15/20	825	856
Validus Holdings Ltd.	8.875%	1/26/40	1,150	1,250
WellPoint Inc.	6.000%	2/15/14	550	599
WellPoint Inc.	5.000%	12/15/14	4,650	5,071
WellPoint Inc.	5.250%	1/15/16	1,710	1,916
WellPoint Inc.	5.875%	6/15/17	7,450	8,623
WellPoint Inc.	7.000%	2/15/19	655	795
WellPoint Inc.	3.700%	8/15/21	205	209
WellPoint Inc.	5.950%	12/15/34	3,050	3,594
WellPoint Inc.	5.850%	1/15/36	2,400	2,805
WellPoint Inc.	6.375%	6/15/37	620	776
Willis Group Holdings plc	4.125%	3/15/16	3,775	3,809
Willis Group Holdings plc	5.750%	3/15/21	5,710	6,097
Willis North America Inc.	5.625%	7/15/15	2,200	2,332
Willis North America Inc.	6.200%	3/28/17	1,125	1,236
Willis North America Inc.	7.000%	9/29/19	150	167
WR Berkley Corp.	5.375%	9/15/20	375	383
XL Group plc	5.250%	9/15/14	350	370
XL Group plc	6.375%	11/15/24	175	183
XL Group plc	6.250%	5/15/27	1,392	1,416
XLIT Ltd.	5.750%	10/1/21	6,805	7,206

39

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	2,900	3,096
CME Group Inc.	5.750%	2/15/14	1,075	1,173
NASDAQ OMX Group Inc.	4.000%	1/15/15	1,275	1,310
NASDAQ OMX Group Inc.	5.550%	1/15/20	3,800	3,879
NYSE Euronext	4.800%	6/28/13	2,090	2,197
ORIX Corp.	4.710%	4/27/15	2,500	2,580
ORIX Corp.	5.000%	1/12/16	2,340	2,455
XTRA Finance Corp.	5.150%	4/1/17	4,525	5,031

Real Estate Investment Trusts (0.4%)
Arden Realty LP	5.250%	3/1/15	250	266
AvalonBay Communities Inc.	5.750%	9/15/16	275	311
Boston Properties LP	5.625%	4/15/15	1,375	1,515
Boston Properties LP	5.625%	11/15/20	4,500	5,013
Boston Properties LP	4.125%	5/15/21	2,210	2,232
Brandywine Operating Partnership LP	5.400%	11/1/14	875	908
Brandywine Operating Partnership LP	7.500%	5/15/15	1,400	1,538
Brandywine Operating Partnership LP	6.000%	4/1/16	5,630	5,890
Brandywine Operating Partnership LP	5.700%	5/1/17	275	285
Brandywine Operating Partnership LP	4.950%	4/15/18	4,250	4,195
CommonWealth REIT	6.250%	8/15/16	575	612
CommonWealth REIT	6.250%	6/15/17	1,725	1,828
CommonWealth REIT	5.875%	9/15/20	1,300	1,326
Digital Realty Trust LP	4.500%	7/15/15	4,550	4,638
Digital Realty Trust LP	5.250%	3/15/21	4,965	4,976
Duke Realty LP	6.250%	5/15/13	2,350	2,458
Duke Realty LP	7.375%	2/15/15	3,675	4,056
Duke Realty LP	5.950%	2/15/17	1,300	1,397
Duke Realty LP	8.250%	8/15/19	875	1,039
Duke Realty LP	6.750%	3/15/20	275	303
ERP Operating LP	5.250%	9/15/14	1,350	1,431
ERP Operating LP	5.125%	3/15/16	3,050	3,274
ERP Operating LP	5.375%	8/1/16	975	1,062
ERP Operating LP	5.750%	6/15/17	550	610
ERP Operating LP	4.750%	7/15/20	385	398
ERP Operating LP	4.625%	12/15/21	1,760	1,809
HCP Inc.	5.650%	12/15/13	2,225	2,345
HCP Inc.	2.700%	2/1/14	1,205	1,202
HCP Inc.	3.750%	2/1/16	11,855	12,076
HCP Inc.	6.300%	9/15/16	950	1,038
HCP Inc.	5.375%	2/1/21	3,690	3,856
HCP Inc.	6.750%	2/1/41	1,675	1,886
Health Care REIT Inc.	6.000%	11/15/13	525	552
Health Care REIT Inc.	3.625%	3/15/16	175	172
Health Care REIT Inc.	6.200%	6/1/16	3,250	3,481
Health Care REIT Inc.	6.125%	4/15/20	350	364
Health Care REIT Inc.	4.950%	1/15/21	8,915	8,540
Health Care REIT Inc.	5.250%	1/15/22	175	171
Health Care REIT Inc.	6.500%	3/15/41	175	174
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,600	1,724
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,205	1,220
Hospitality Properties Trust	7.875%	8/15/14	1,375	1,493
Hospitality Properties Trust	5.125%	2/15/15	1,775	1,804
Hospitality Properties Trust	5.625%	3/15/17	2,000	2,026

40

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kilroy Realty LP	5.000%	11/3/15	3,100	3,214
Kilroy Realty LP	4.800%	7/15/18	2,900	2,887
Kimco Realty Corp.	5.783%	3/15/16	400	432
Kimco Realty Corp.	5.700%	5/1/17	2,250	2,436
Kimco Realty Corp.	6.875%	10/1/19	3,575	4,105
Liberty Property LP	5.125%	3/2/15	3,200	3,398
Liberty Property LP	4.750%	10/1/20	450	457
Mack-Cali Realty LP	7.750%	8/15/19	675	802
National Retail Properties Inc.	6.875%	10/15/17	2,700	2,986
Nationwide Health Properties Inc.	6.250%	2/1/13	1,400	1,445
ProLogis LP	4.500%	8/15/17	775	776
ProLogis LP	6.625%	5/15/18	500	547
ProLogis LP	7.375%	10/30/19	2,075	2,349
ProLogis LP	6.625%	12/1/19	850	919
ProLogis LP	6.875%	3/15/20	3,675	4,061
Realty Income Corp.	6.750%	8/15/19	5,665	6,448
Realty Income Corp.	5.750%	1/15/21	3,000	3,246
Regency Centers LP	5.250%	8/1/15	625	667
Senior Housing Properties Trust	4.300%	1/15/16	700	686
Simon Property Group LP	6.750%	5/15/14	9,850	10,874
Simon Property Group LP	4.200%	2/1/15	1,690	1,792
Simon Property Group LP	5.750%	12/1/15	5,975	6,663
Simon Property Group LP	6.100%	5/1/16	150	170
Simon Property Group LP	5.250%	12/1/16	5,965	6,585
Simon Property Group LP	2.800%	1/30/17	350	357
Simon Property Group LP	5.875%	3/1/17	1,825	2,101
Simon Property Group LP	6.125%	5/30/18	1,875	2,161
Simon Property Group LP	5.650%	2/1/20	3,875	4,428
Simon Property Group LP	4.375%	3/1/21	145	154
Simon Property Group LP	6.750%	2/1/40	3,800	4,954
Tanger Properties LP	6.150%	11/15/15	2,975	3,291
UDR Inc.	4.250%	6/1/18	575	593
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	1,575	1,536
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	975	942
				3,400,052
Industrial (11.2%)
Basic Industry (1.0%)
Agrium Inc.	6.750%	1/15/19	1,500	1,830
Agrium Inc.	6.125%	1/15/41	275	333
Air Products & Chemicals Inc.	2.000%	8/2/16	1,050	1,077
Air Products & Chemicals Inc.	3.000%	11/3/21	2,485	2,521
Airgas Inc.	4.500%	9/15/14	1,800	1,907
Airgas Inc.	3.250%	10/1/15	1,075	1,107
Albemarle Corp.	4.500%	12/15/20	450	479
Alcoa Inc.	6.000%	7/15/13	1,525	1,624
Alcoa Inc.	5.550%	2/1/17	590	631
Alcoa Inc.	6.750%	7/15/18	100	110
Alcoa Inc.	6.150%	8/15/20	13,315	13,783
Alcoa Inc.	5.400%	4/15/21	2,125	2,136
Alcoa Inc.	5.870%	2/23/22	550	555
Alcoa Inc.	5.900%	2/1/27	7,450	7,337
Alcoa Inc.	6.750%	1/15/28	8,030	8,185
Alcoa Inc.	5.950%	2/1/37	440	415
Allegheny Technologies Inc.	9.375%	6/1/19	2,975	3,726
AngloGold Ashanti Holdings plc	5.375%	4/15/20	2,810	2,772

41

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AngloGold Ashanti Holdings plc	6.500%	4/15/40	875	844
ArcelorMittal	5.375%	6/1/13	4,025	4,121
ArcelorMittal	9.000%	2/15/15	2,825	3,120
ArcelorMittal	3.750%	8/5/15	2,450	2,327
ArcelorMittal	3.750%	3/1/16	4,725	4,487
ArcelorMittal	6.125%	6/1/18	3,000	3,047
ArcelorMittal	9.850%	6/1/19	6,700	7,410
ArcelorMittal	5.250%	8/5/20	2,500	2,269
ArcelorMittal	5.500%	3/1/21	9,550	8,751
ArcelorMittal	7.000%	10/15/39	8,000	7,383
ArcelorMittal	6.750%	3/1/41	2,915	2,609
Barrick Gold Corp.	2.900%	5/30/16	730	753
Barrick Gold Corp.	6.950%	4/1/19	200	245
Barrick Gold Finance Co.	4.875%	11/15/14	400	436
Barrick Gold Financeco LLC	6.125%	9/15/13	2,275	2,460
Barrick North America Finance LLC	6.800%	9/15/18	6,150	7,401
Barrick North America Finance LLC	4.400%	5/30/21	2,135	2,309
Barrick North America Finance LLC	5.700%	5/30/41	1,625	1,919
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	8,744	10,167
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	5,125	5,623
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	6,625	6,647
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	5,000	5,735
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	2,800	2,829
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	407
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	4,390	5,400
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	650	668
Carpenter Technology Corp.	5.200%	7/15/21	5,425	5,291
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	325	339
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	1,000	1,083
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	800	945
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	2,800	2,819
Cliffs Natural Resources Inc.	5.900%	3/15/20	350	375
Cliffs Natural Resources Inc.	4.875%	4/1/21	5,840	5,882
Cytec Industries Inc.	8.950%	7/1/17	550	659
Dow Chemical Co.	7.600%	5/15/14	4,375	4,933
Dow Chemical Co.	5.900%	2/15/15	12,300	13,654
Dow Chemical Co.	2.500%	2/15/16	2,175	2,187
Dow Chemical Co.	8.550%	5/15/19	590	768
Dow Chemical Co.	4.250%	11/15/20	9,465	9,842
Dow Chemical Co.	4.125%	11/15/21	1,415	1,461
Dow Chemical Co.	7.375%	11/1/29	1,500	1,904
Dow Chemical Co.	9.400%	5/15/39	5,865	8,772
Dow Chemical Co.	5.250%	11/15/41	4,125	4,347
Eastman Chemical Co.	3.000%	12/15/15	4,600	4,711
Ecolab Inc.	2.375%	12/8/14	1,400	1,413
Ecolab Inc.	3.000%	12/8/16	1,875	1,946
Ecolab Inc.	5.500%	12/8/41	1,500	1,680
EI du Pont de Nemours & Co.	5.000%	1/15/13	1,509	1,576
EI du Pont de Nemours & Co.	5.000%	7/15/13	2,375	2,531
EI du Pont de Nemours & Co.	1.750%	3/25/14	1,500	1,536
EI du Pont de Nemours & Co.	3.250%	1/15/15	425	455
EI du Pont de Nemours & Co.	2.750%	4/1/16	1,600	1,698
EI du Pont de Nemours & Co.	5.250%	12/15/16	1,330	1,556
EI du Pont de Nemours & Co.	6.000%	7/15/18	11,240	13,764
EI du Pont de Nemours & Co.	4.625%	1/15/20	1,625	1,864

42

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
EI du Pont de Nemours & Co.	3.625%	1/15/21	3,190	3,471
EI du Pont de Nemours & Co.	4.250%	4/1/21	950	1,076
EI du Pont de Nemours & Co.	6.500%	1/15/28	525	685
EI du Pont de Nemours & Co.	4.900%	1/15/41	2,500	2,845
FMC Corp.	3.950%	2/1/22	1,275	1,292
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	5,425	5,744
Georgia-Pacific LLC	8.875%	5/15/31	2,375	3,261
ICI Wilmington Inc.	5.625%	12/1/13	200	212
International Paper Co.	5.300%	4/1/15	1,600	1,734
International Paper Co.	7.950%	6/15/18	7,465	9,065
International Paper Co.	9.375%	5/15/19	1,800	2,333
International Paper Co.	7.500%	8/15/21	5,190	6,404
International Paper Co.	7.300%	11/15/39	3,145	3,791
Lubrizol Corp.	5.500%	10/1/14	2,100	2,336
Lubrizol Corp.	8.875%	2/1/19	1,075	1,481
Monsanto Co.	5.125%	4/15/18	850	984
Monsanto Co.	5.875%	4/15/38	4,300	5,542
Mosaic Co.	4.875%	11/15/41	45	46
Newmont Mining Corp.	5.125%	10/1/19	1,000	1,104
Newmont Mining Corp.	5.875%	4/1/35	750	848
Newmont Mining Corp.	6.250%	10/1/39	3,275	3,883
Nucor Corp.	5.000%	6/1/13	100	106
Nucor Corp.	5.750%	12/1/17	840	989
Nucor Corp.	5.850%	6/1/18	1,725	2,058
Nucor Corp.	4.125%	9/15/22	300	321
Nucor Corp.	6.400%	12/1/37	1,875	2,478
Placer Dome Inc.	6.450%	10/15/35	1,050	1,273
Plum Creek Timberlands LP	5.875%	11/15/15	1,250	1,373
Plum Creek Timberlands LP	4.700%	3/15/21	1,345	1,352
Potash Corp. of Saskatchewan Inc.	4.875%	3/1/13	1,050	1,097
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	2,000	2,150
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	1,200	1,253
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	1,077	1,339
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	8,065	9,238
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	200	244
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	375	452
PPG Industries Inc.	5.750%	3/15/13	1,050	1,107
PPG Industries Inc.	1.900%	1/15/16	3,625	3,621
PPG Industries Inc.	6.650%	3/15/18	1,950	2,353
PPG Industries Inc.	5.500%	11/15/40	4,200	4,820
Praxair Inc.	3.950%	6/1/13	200	209
Praxair Inc.	4.375%	3/31/14	825	885
Praxair Inc.	5.250%	11/15/14	2,000	2,242
Praxair Inc.	4.625%	3/30/15	5,435	5,995
Praxair Inc.	5.200%	3/15/17	325	376
Praxair Inc.	4.500%	8/15/19	1,800	2,044
Praxair Inc.	3.000%	9/1/21	2,225	2,276
Reliance Steel & Aluminum Co.	6.200%	11/15/16	100	107
Reliance Steel & Aluminum Co.	6.850%	11/15/36	100	104
Rio Tinto Alcan Inc.	4.500%	5/15/13	1,850	1,929
Rio Tinto Alcan Inc.	5.200%	1/15/14	200	215
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	272
Rio Tinto Alcan Inc.	6.125%	12/15/33	2,725	3,372
Rio Tinto Alcan Inc.	5.750%	6/1/35	7,000	8,288
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	12,425	14,527

43

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	145	148
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	3,200	3,256
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	2,000	2,408
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	17,700	24,106
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	440	453
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	2,700	2,825
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,375	1,846
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,735	1,984
Rohm & Haas Co.	6.000%	9/15/17	2,325	2,647
RPM International Inc.	6.125%	10/15/19	650	706
Sherwin-Williams Co.	3.125%	12/15/14	1,350	1,426
Sigma-Aldrich Corp.	3.375%	11/1/20	600	628
Southern Copper Corp.	5.375%	4/16/20	1,000	1,028
Southern Copper Corp.	7.500%	7/27/35	6,525	7,061
Southern Copper Corp.	6.750%	4/16/40	1,600	1,591
Teck Resources Ltd.	9.750%	5/15/14	1,421	1,672
Teck Resources Ltd.	5.375%	10/1/15	4,991	5,439
Teck Resources Ltd.	10.250%	5/15/16	4,175	4,833
Teck Resources Ltd.	3.150%	1/15/17	700	715
Teck Resources Ltd.	10.750%	5/15/19	4,050	4,971
Teck Resources Ltd.	4.750%	1/15/22	700	750
Teck Resources Ltd.	6.000%	8/15/40	3,500	3,796
Teck Resources Ltd.	6.250%	7/15/41	4,830	5,532
Vale Canada Ltd.	5.700%	10/15/15	1,200	1,310
Vale Canada Ltd.	7.200%	9/15/32	3,141	3,720
Vale Overseas Ltd.	6.250%	1/11/16	2,240	2,499
Vale Overseas Ltd.	6.250%	1/23/17	850	961
Vale Overseas Ltd.	5.625%	9/15/19	5,550	6,096
Vale Overseas Ltd.	4.625%	9/15/20	8,835	9,137
Vale Overseas Ltd.	8.250%	1/17/34	800	1,031
Vale Overseas Ltd.	6.875%	11/21/36	5,620	6,373
Vale Overseas Ltd.	6.875%	11/10/39	10,040	11,528
Valspar Corp.	7.250%	6/15/19	400	484
WMC Finance USA Ltd.	5.125%	5/15/13	575	608
Xstrata Canada Corp.	5.375%	6/1/15	100	109
Xstrata Canada Corp.	6.000%	10/15/15	325	356
Xstrata Canada Corp.	5.500%	6/15/17	1,975	2,146

Capital Goods (1.1%)
3M Co.	1.375%	9/29/16	1,630	1,649
3M Co.	6.375%	2/15/28	1,300	1,743
3M Co.	5.700%	3/15/37	2,345	3,150
Acuity Brands Lighting Inc.	6.000%	12/15/19	800	898
7 BAE Systems Holdings Inc.	5.200%	8/15/15	100	108
Bemis Co. Inc.	5.650%	8/1/14	7,225	7,834
Black & Decker Corp.	8.950%	4/15/14	2,300	2,654
Black & Decker Corp.	5.750%	11/15/16	625	727
Boeing Capital Corp.	6.500%	2/15/12	4,425	4,454
Boeing Capital Corp.	5.800%	1/15/13	1,475	1,554
Boeing Capital Corp.	3.250%	10/27/14	2,850	3,040
Boeing Capital Corp.	2.125%	8/15/16	885	906
Boeing Capital Corp.	4.700%	10/27/19	5,875	6,685
Boeing Co.	5.125%	2/15/13	885	928
Boeing Co.	5.000%	3/15/14	985	1,075
Boeing Co.	3.500%	2/15/15	4,135	4,455

44

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Boeing Co.	6.000%	3/15/19	725	882
Boeing Co.	4.875%	2/15/20	1,825	2,123
Boeing Co.	8.750%	8/15/21	200	293
Boeing Co.	7.250%	6/15/25	325	439
Boeing Co.	8.750%	9/15/31	300	461
Boeing Co.	6.125%	2/15/33	225	284
Boeing Co.	6.625%	2/15/38	525	734
Boeing Co.	5.875%	2/15/40	1,930	2,485
Caterpillar Financial Services Corp.	4.250%	2/8/13	1,725	1,793
Caterpillar Financial Services Corp.	2.000%	4/5/13	5,475	5,571
Caterpillar Financial Services Corp.	1.550%	12/20/13	2,095	2,130
Caterpillar Financial Services Corp.	6.125%	2/17/14	9,150	10,130
Caterpillar Financial Services Corp.	1.650%	4/1/14	450	456
Caterpillar Financial Services Corp.	1.375%	5/20/14	5,405	5,472
Caterpillar Financial Services Corp.	4.750%	2/17/15	1,350	1,492
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,725	3,018
Caterpillar Financial Services Corp.	2.650%	4/1/16	450	469
Caterpillar Financial Services Corp.	2.050%	8/1/16	3,630	3,744
Caterpillar Financial Services Corp.	7.150%	2/15/19	14,290	18,243
Caterpillar Inc.	1.375%	5/27/14	1,200	1,213
Caterpillar Inc.	3.900%	5/27/21	3,330	3,651
Caterpillar Inc.	6.625%	7/15/28	200	262
Caterpillar Inc.	7.300%	5/1/31	675	972
Caterpillar Inc.	6.050%	8/15/36	3,991	5,172
Caterpillar Inc.	8.250%	12/15/38	200	328
Caterpillar Inc.	5.200%	5/27/41	3,385	4,068
Caterpillar Inc.	6.950%	5/1/42	325	472
Caterpillar Inc.	7.375%	3/1/97	1,825	2,662
Cooper US Inc.	5.450%	4/1/15	950	1,062
Cooper US Inc.	2.375%	1/15/16	3,575	3,654
Cooper US Inc.	3.875%	12/15/20	200	212
CRH America Inc.	5.300%	10/15/13	450	467
CRH America Inc.	4.125%	1/15/16	3,800	3,805
CRH America Inc.	6.000%	9/30/16	4,500	4,826
CRH America Inc.	8.125%	7/15/18	3,275	3,745
CRH America Inc.	5.750%	1/15/21	8,340	8,500
Danaher Corp.	2.300%	6/23/16	1,800	1,865
Danaher Corp.	5.625%	1/15/18	850	1,002
Danaher Corp.	3.900%	6/23/21	1,000	1,093
Deere & Co.	6.950%	4/25/14	3,925	4,475
Deere & Co.	5.375%	10/16/29	3,695	4,660
Deere & Co.	8.100%	5/15/30	1,525	2,313
Dover Corp.	4.875%	10/15/15	2,225	2,517
Dover Corp.	5.450%	3/15/18	2,250	2,653
Dover Corp.	4.300%	3/1/21	830	933
Dover Corp.	5.375%	10/15/35	100	121
Dover Corp.	6.600%	3/15/38	975	1,379
Dover Corp.	5.375%	3/1/41	895	1,098
Eaton Corp.	4.900%	5/15/13	2,175	2,291
Eaton Corp.	5.600%	5/15/18	5,855	6,943
Embraer Overseas Ltd.	6.375%	1/24/17	4,450	4,795
Embraer Overseas Ltd.	6.375%	1/15/20	575	613
Emerson Electric Co.	4.500%	5/1/13	1,275	1,337
Emerson Electric Co.	5.125%	12/1/16	2,125	2,478
Emerson Electric Co.	5.250%	10/15/18	2,200	2,601

45

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Emerson Electric Co.	4.875%	10/15/19	2,275	2,650
Emerson Electric Co.	4.250%	11/15/20	950	1,051
Emerson Electric Co.	5.250%	11/15/39	515	624
General Dynamics Corp.	4.250%	5/15/13	2,850	2,989
General Dynamics Corp.	5.250%	2/1/14	3,450	3,761
General Dynamics Corp.	1.375%	1/15/15	5,000	5,062
General Dynamics Corp.	3.875%	7/15/21	5,000	5,391
General Electric Co.	5.000%	2/1/13	10,065	10,543
General Electric Co.	5.250%	12/6/17	18,145	20,867
Goodrich Corp.	6.290%	7/1/16	1,000	1,177
Goodrich Corp.	6.125%	3/1/19	3,600	4,351
Goodrich Corp.	4.875%	3/1/20	4,657	5,310
Goodrich Corp.	3.600%	2/1/21	1,540	1,603
Harsco Corp.	2.700%	10/15/15	1,000	1,018
Harsco Corp.	5.750%	5/15/18	4,800	5,536
Honeywell International Inc.	4.250%	3/1/13	475	495
Honeywell International Inc.	3.875%	2/15/14	550	585
Honeywell International Inc.	5.400%	3/15/16	2,330	2,716
Honeywell International Inc.	5.300%	3/15/17	1,375	1,597
Honeywell International Inc.	5.300%	3/1/18	175	207
Honeywell International Inc.	5.000%	2/15/19	2,520	2,937
Honeywell International Inc.	4.250%	3/1/21	145	164
Honeywell International Inc.	5.700%	3/15/36	1,600	1,961
Honeywell International Inc.	5.700%	3/15/37	495	614
Honeywell International Inc.	5.375%	3/1/41	3,145	3,839
Illinois Tool Works Inc.	5.150%	4/1/14	9,664	10,627
Illinois Tool Works Inc.	6.250%	4/1/19	2,650	3,269
7 Illinois Tool Works Inc.	3.375%	9/15/21	895	936
7 Illinois Tool Works Inc.	4.875%	9/15/41	895	1,026
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,425	1,522
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	5,175	6,021
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,850	2,249
John Deere Capital Corp.	1.875%	6/17/13	765	780
John Deere Capital Corp.	4.900%	9/9/13	2,925	3,120
John Deere Capital Corp.	1.250%	12/2/14	2,225	2,249
John Deere Capital Corp.	2.950%	3/9/15	5,075	5,357
John Deere Capital Corp.	1.850%	9/15/16	815	821
John Deere Capital Corp.	2.000%	1/13/17	2,350	2,396
John Deere Capital Corp.	5.500%	4/13/17	150	177
John Deere Capital Corp.	2.800%	9/18/17	4,225	4,420
John Deere Capital Corp.	5.750%	9/10/18	4,035	4,885
John Deere Capital Corp.	3.900%	7/12/21	875	949
John Deere Capital Corp.	3.150%	10/15/21	3,620	3,719
Joy Global Inc.	6.000%	11/15/16	575	651
L-3 Communications Corp.	5.200%	10/15/19	3,005	3,053
L-3 Communications Corp.	4.750%	7/15/20	2,950	2,884
L-3 Communications Corp.	4.950%	2/15/21	5,100	5,042
Lockheed Martin Corp.	7.650%	5/1/16	3,950	4,846
Lockheed Martin Corp.	2.125%	9/15/16	5,775	5,793
Lockheed Martin Corp.	4.250%	11/15/19	2,720	2,882
Lockheed Martin Corp.	3.350%	9/15/21	920	914
Lockheed Martin Corp.	6.150%	9/1/36	5,960	6,829
Lockheed Martin Corp.	5.500%	11/15/39	1,745	1,896
Lockheed Martin Corp.	5.720%	6/1/40	4,626	5,186
Martin Marietta Materials Inc.	6.600%	4/15/18	1,850	1,958

46

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Northrop Grumman Corp.	1.850%	11/15/15	7,659	7,637
Northrop Grumman Corp.	3.500%	3/15/21	1,425	1,445
Northrop Grumman Corp.	5.050%	11/15/40	1,875	2,059
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,295	1,836
Owens Corning	6.500%	12/1/16	10,020	10,867
Owens Corning	9.000%	6/15/19	1,500	1,789
Owens Corning	7.000%	12/1/36	325	330
Parker Hannifin Corp.	5.500%	5/15/18	450	530
Parker Hannifin Corp.	3.500%	9/15/22	1,625	1,683
Parker Hannifin Corp.	6.250%	5/15/38	550	690
Raytheon Co.	1.400%	12/15/14	1,400	1,403
Raytheon Co.	1.625%	10/15/15	645	646
Raytheon Co.	6.400%	12/15/18	100	124
Raytheon Co.	4.400%	2/15/20	500	550
Raytheon Co.	3.125%	10/15/20	1,525	1,536
Raytheon Co.	7.200%	8/15/27	1,225	1,634
Raytheon Co.	4.875%	10/15/40	575	604
Raytheon Co.	4.700%	12/15/41	6,400	6,531
Republic Services Inc.	3.800%	5/15/18	6,590	6,863
Republic Services Inc.	5.500%	9/15/19	4,000	4,565
Republic Services Inc.	5.000%	3/1/20	4,100	4,555
Republic Services Inc.	5.250%	11/15/21	3,550	4,017
Republic Services Inc.	6.086%	3/15/35	825	984
Republic Services Inc.	6.200%	3/1/40	2,455	2,959
Republic Services Inc.	5.700%	5/15/41	3,300	3,832
Rockwell Automation Inc.	5.650%	12/1/17	600	704
Rockwell Automation Inc.	6.700%	1/15/28	325	421
Rockwell Automation Inc.	6.250%	12/1/37	1,500	1,909
Rockwell Collins Inc.	5.250%	7/15/19	275	320
Rockwell Collins Inc.	3.100%	11/15/21	1,000	1,014
Roper Industries Inc.	6.625%	8/15/13	3,175	3,421
Roper Industries Inc.	6.250%	9/1/19	3,500	4,134
Sonoco Products Co.	4.375%	11/1/21	435	451
Sonoco Products Co.	5.750%	11/1/40	2,135	2,278
Stanley Black & Decker Inc.	3.400%	12/1/21	2,425	2,460
Textron Inc.	5.600%	12/1/17	2,191	2,312
Tyco International Finance SA	6.000%	11/15/13	1,275	1,380
Tyco International Finance SA	3.375%	10/15/15	8,405	8,799
Tyco International Finance SA	3.750%	1/15/18	350	369
Tyco International Finance SA	8.500%	1/15/19	430	554
Tyco International Finance SA	4.625%	1/15/23	225	241
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	2,375	2,923
Tyco International Ltd. / Tyco International
Finance SA	6.875%	1/15/21	5,100	6,330
United Technologies Corp.	4.875%	5/1/15	360	404
United Technologies Corp.	5.375%	12/15/17	4,925	5,820
United Technologies Corp.	6.125%	2/1/19	3,190	3,940
United Technologies Corp.	4.500%	4/15/20	10,255	11,512
United Technologies Corp.	6.700%	8/1/28	325	420
United Technologies Corp.	7.500%	9/15/29	825	1,157
United Technologies Corp.	5.400%	5/1/35	600	706
United Technologies Corp.	6.050%	6/1/36	1,790	2,253
United Technologies Corp.	6.125%	7/15/38	7,450	9,322
United Technologies Corp.	5.700%	4/15/40	2,375	2,905

47

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Waste Management Inc.	5.000%	3/15/14	495	532
Waste Management Inc.	6.375%	3/11/15	9,650	11,030
Waste Management Inc.	2.600%	9/1/16	145	147
Waste Management Inc.	6.100%	3/15/18	175	207
Waste Management Inc.	7.375%	3/11/19	4,670	5,872
Waste Management Inc.	4.600%	3/1/21	175	190
Waste Management Inc.	7.100%	8/1/26	325	418
Waste Management Inc.	7.750%	5/15/32	365	518
Waste Management Inc.	6.125%	11/30/39	4,175	5,114

Communication (2.3%)
America Movil SAB de CV	5.500%	3/1/14	1,735	1,862
America Movil SAB de CV	5.750%	1/15/15	6,989	7,742
America Movil SAB de CV	5.000%	10/16/19	2,700	3,004
America Movil SAB de CV	5.000%	3/30/20	9,440	10,490
America Movil SAB de CV	6.375%	3/1/35	2,275	2,789
America Movil SAB de CV	6.125%	11/15/37	1,575	1,894
America Movil SAB de CV	6.125%	3/30/40	10,465	12,427
American Tower Corp.	4.500%	1/15/18	15,000	15,275
American Tower Corp.	5.050%	9/1/20	295	296
American Tower Corp.	5.900%	11/1/21	4,540	4,789
AT&T Corp.	8.000%	11/15/31	5,699	8,041
AT&T Inc.	4.950%	1/15/13	8,700	9,075
AT&T Inc.	6.700%	11/15/13	11,325	12,502
AT&T Inc.	4.850%	2/15/14	4,200	4,533
AT&T Inc.	5.100%	9/15/14	5,775	6,369
AT&T Inc.	2.500%	8/15/15	17,290	17,910
AT&T Inc.	2.950%	5/15/16	8,240	8,651
AT&T Inc.	5.625%	6/15/16	7,225	8,361
AT&T Inc.	2.400%	8/15/16	1,355	1,392
AT&T Inc.	5.500%	2/1/18	2,190	2,534
AT&T Inc.	5.600%	5/15/18	1,225	1,425
AT&T Inc.	5.800%	2/15/19	1,425	1,687
AT&T Inc.	4.450%	5/15/21	590	649
AT&T Inc.	3.875%	8/15/21	16,885	17,939
AT&T Inc.	6.450%	6/15/34	2,025	2,442
AT&T Inc.	6.500%	9/1/37	12,125	15,097
AT&T Inc.	6.300%	1/15/38	16,865	20,735
AT&T Inc.	6.400%	5/15/38	2,675	3,333
AT&T Inc.	6.550%	2/15/39	4,165	5,268
AT&T Inc.	5.350%	9/1/40	19,078	21,363
AT&T Inc.	5.550%	8/15/41	1,615	1,899
AT&T Mobility LLC	7.125%	12/15/31	525	681
Bellsouth Capital Funding Corp.	7.875%	2/15/30	5,200	6,964
BellSouth Corp.	5.200%	9/15/14	425	470
BellSouth Corp.	5.200%	12/15/16	1,875	2,161
BellSouth Corp.	6.875%	10/15/31	1,625	2,016
BellSouth Corp.	6.550%	6/15/34	1,750	2,073
BellSouth Corp.	6.000%	11/15/34	1,175	1,321
BellSouth Telecommunications Inc.	6.375%	6/1/28	2,750	3,219
BellSouth Telecommunications Inc.	7.000%	12/1/95	400	501
British Telecommunications plc	5.150%	1/15/13	825	854
British Telecommunications plc	5.950%	1/15/18	10,410	11,471
British Telecommunications plc	9.625%	12/15/30	5,325	7,512
CBS Corp.	4.625%	5/15/18	100	104

48

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CBS Corp.	8.875%	5/15/19	1,100	1,412
CBS Corp.	5.750%	4/15/20	12,390	13,906
CBS Corp.	4.300%	2/15/21	4,150	4,312
CBS Corp.	7.875%	7/30/30	450	565
CBS Corp.	5.500%	5/15/33	200	206
Cellco Partnership / Verizon Wireless Capital LLC	7.375%	11/15/13	10,070	11,214
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	7,634	8,302
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	12,615	17,048
CenturyLink Inc.	6.000%	4/1/17	100	101
CenturyLink Inc.	6.150%	9/15/19	1,675	1,677
CenturyLink Inc.	6.450%	6/15/21	3,465	3,482
CenturyLink Inc.	6.875%	1/15/28	300	280
CenturyLink Inc.	7.600%	9/15/39	3,550	3,488
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	55	60
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,000	2,849
Comcast Cable Communications LLC	8.875%	5/1/17	975	1,262
Comcast Corp.	5.300%	1/15/14	1,850	1,995
Comcast Corp.	6.500%	1/15/15	1,350	1,536
Comcast Corp.	5.850%	11/15/15	3,760	4,285
Comcast Corp.	5.900%	3/15/16	12,110	13,882
Comcast Corp.	6.500%	1/15/17	150	177
Comcast Corp.	6.300%	11/15/17	3,475	4,123
Comcast Corp.	5.875%	2/15/18	3,800	4,395
Comcast Corp.	5.700%	5/15/18	4,625	5,321
Comcast Corp.	5.700%	7/1/19	3,995	4,627
Comcast Corp.	5.150%	3/1/20	6,780	7,682
Comcast Corp.	7.050%	3/15/33	2,000	2,525
Comcast Corp.	5.650%	6/15/35	2,450	2,707
Comcast Corp.	6.500%	11/15/35	16,100	19,382
Comcast Corp.	6.450%	3/15/37	1,825	2,209
Comcast Corp.	6.950%	8/15/37	5,680	7,150
Comcast Corp.	6.400%	5/15/38	1,975	2,363
Comcast Corp.	6.400%	3/1/40	1,475	1,844
COX Communications Inc.	5.450%	12/15/14	10,700	11,894
COX Communications Inc.	5.500%	10/1/15	100	112
Deutsche Telekom International Finance BV	5.250%	7/22/13	440	462
Deutsche Telekom International Finance BV	5.875%	8/20/13	5,635	6,017
Deutsche Telekom International Finance BV	4.875%	7/8/14	1,775	1,890
Deutsche Telekom International Finance BV	5.750%	3/23/16	2,500	2,794
Deutsche Telekom International Finance BV	6.750%	8/20/18	100	119
Deutsche Telekom International Finance BV	6.000%	7/8/19	11,525	13,275
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,915	4,058
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	4.750%	10/1/14	1,550	1,674
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.550%	3/15/15	6,425	6,680
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.500%	3/1/16	3,000	3,093
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	7.625%	5/15/16	750	795
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	5.875%	10/1/19	12,975	14,600
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	4.600%	2/15/21	1,950	2,027

49

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	5.000%	3/1/21	13,475	14,395
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	6.000%	8/15/40	325	353
Discovery Communications LLC	5.050%	6/1/20	500	553
Discovery Communications LLC	4.375%	6/15/21	870	922
Discovery Communications LLC	6.350%	6/1/40	4,060	4,905
Embarq Corp.	7.082%	6/1/16	6,050	6,565
Embarq Corp.	7.995%	6/1/36	9,849	10,306
France Telecom SA	4.375%	7/8/14	3,850	4,077
France Telecom SA	2.125%	9/16/15	5,000	4,959
France Telecom SA	2.750%	9/14/16	4,180	4,206
France Telecom SA	5.375%	7/8/19	6,825	7,508
France Telecom SA	4.125%	9/14/21	16,295	16,485
France Telecom SA	8.500%	3/1/31	4,465	6,360
Grupo Televisa SAB	6.625%	3/18/25	1,300	1,509
Grupo Televisa SAB	8.500%	3/11/32	200	264
Grupo Televisa SAB	6.625%	1/15/40	500	568
GTE Corp.	8.750%	11/1/21	1,700	2,374
GTE Corp.	6.940%	4/15/28	1,050	1,315
Koninklijke KPN NV	8.375%	10/1/30	1,550	1,976
McGraw-Hill Cos. Inc.	5.900%	11/15/17	1,750	1,904
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,600	1,699
NBCUniversal Media LLC	2.100%	4/1/14	3,700	3,746
NBCUniversal Media LLC	3.650%	4/30/15	7,250	7,643
NBCUniversal Media LLC	2.875%	4/1/16	2,030	2,072
NBCUniversal Media LLC	5.150%	4/30/20	7,550	8,438
NBCUniversal Media LLC	4.375%	4/1/21	295	312
NBCUniversal Media LLC	6.400%	4/30/40	8,200	10,110
NBCUniversal Media LLC	5.950%	4/1/41	1,700	2,022
New Cingular Wireless Services Inc.	8.750%	3/1/31	1,720	2,527
News America Inc.	5.300%	12/15/14	4,945	5,386
News America Inc.	8.000%	10/17/16	1,450	1,772
News America Inc.	6.900%	3/1/19	5,340	6,296
News America Inc.	4.500%	2/15/21	11,440	12,026
News America Inc.	7.700%	10/30/25	200	238
News America Inc.	6.550%	3/15/33	4,915	5,339
News America Inc.	6.200%	12/15/34	5,500	5,905
News America Inc.	6.400%	12/15/35	4,200	4,655
News America Inc.	8.150%	10/17/36	625	781
News America Inc.	6.650%	11/15/37	3,000	3,426
News America Inc.	7.850%	3/1/39	250	313
News America Inc.	6.900%	8/15/39	1,850	2,150
News America Inc.	6.150%	2/15/41	5,830	6,681
News America Inc.	7.750%	12/1/45	425	520
Omnicom Group Inc.	5.900%	4/15/16	1,675	1,872
Omnicom Group Inc.	4.450%	8/15/20	4,550	4,672
Pacific Bell Telephone Co.	7.125%	3/15/26	425	536
Qwest Corp.	7.500%	10/1/14	2,625	2,893
Qwest Corp.	7.625%	6/15/15	2,500	2,750
Qwest Corp.	8.375%	5/1/16	2,675	3,032
Qwest Corp.	6.500%	6/1/17	1,125	1,231
Qwest Corp.	6.750%	12/1/21	5,590	6,084
Qwest Corp.	7.500%	6/15/23	1,325	1,332
Qwest Corp.	7.250%	9/15/25	1,400	1,530

50

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Qwest Corp.	6.875%	9/15/33	2,900	2,900
Qwest Corp.	7.125%	11/15/43	4,500	4,410
Reed Elsevier Capital Inc.	7.750%	1/15/14	1,000	1,116
Reed Elsevier Capital Inc.	8.625%	1/15/19	3,365	4,198
Rogers Communications Inc.	6.375%	3/1/14	5,275	5,818
Rogers Communications Inc.	5.500%	3/15/14	2,605	2,807
Rogers Communications Inc.	6.800%	8/15/18	7,350	8,950
Rogers Communications Inc.	7.500%	8/15/38	100	139
TCI Communications Inc.	8.750%	8/1/15	4,175	5,078
TCI Communications Inc.	7.875%	2/15/26	300	397
Telecom Italia Capital SA	5.250%	11/15/13	6,850	6,617
Telecom Italia Capital SA	6.175%	6/18/14	2,065	1,991
Telecom Italia Capital SA	4.950%	9/30/14	7,475	6,976
Telecom Italia Capital SA	5.250%	10/1/15	3,795	3,485
Telecom Italia Capital SA	6.999%	6/4/18	200	185
Telecom Italia Capital SA	6.375%	11/15/33	2,875	2,209
Telecom Italia Capital SA	6.000%	9/30/34	200	146
Telecom Italia Capital SA	7.200%	7/18/36	1,100	912
Telecom Italia Capital SA	7.721%	6/4/38	11,915	10,276
Telefonica Emisiones SAU	5.855%	2/4/13	6,525	6,608
Telefonica Emisiones SAU	4.949%	1/15/15	3,775	3,767
Telefonica Emisiones SAU	3.992%	2/16/16	11,190	10,792
Telefonica Emisiones SAU	6.421%	6/20/16	4,975	5,164
Telefonica Emisiones SAU	5.877%	7/15/19	7,375	7,308
Telefonica Emisiones SAU	5.134%	4/27/20	545	507
Telefonica Emisiones SAU	5.462%	2/16/21	6,490	6,191
Telefonica Emisiones SAU	7.045%	6/20/36	8,785	8,625
Telefonica Europe BV	8.250%	9/15/30	1,500	1,648
Thomson Reuters Corp.	5.950%	7/15/13	725	773
Thomson Reuters Corp.	5.700%	10/1/14	5,075	5,615
Thomson Reuters Corp.	6.500%	7/15/18	250	299
Thomson Reuters Corp.	4.700%	10/15/19	1,625	1,794
Thomson Reuters Corp.	3.950%	9/30/21	2,000	2,069
Thomson Reuters Corp.	5.500%	8/15/35	1,500	1,620
Thomson Reuters Corp.	5.850%	4/15/40	1,400	1,597
Time Warner Cable Inc.	8.250%	2/14/14	875	988
Time Warner Cable Inc.	7.500%	4/1/14	8,075	9,052
Time Warner Cable Inc.	3.500%	2/1/15	925	969
Time Warner Cable Inc.	5.850%	5/1/17	9,600	10,933
Time Warner Cable Inc.	6.750%	7/1/18	9,150	10,858
Time Warner Cable Inc.	8.750%	2/14/19	3,100	3,972
Time Warner Cable Inc.	8.250%	4/1/19	12,550	15,793
Time Warner Cable Inc.	5.000%	2/1/20	9,295	10,180
Time Warner Cable Inc.	4.000%	9/1/21	3,050	3,092
Time Warner Cable Inc.	6.750%	6/15/39	3,572	4,238
Time Warner Cable Inc.	5.875%	11/15/40	20,250	22,043
Time Warner Cable Inc.	5.500%	9/1/41	1,950	2,046
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,041
Time Warner Entertainment Co. LP	8.375%	7/15/33	2,975	3,886
United States Cellular Corp.	6.700%	12/15/33	1,025	1,036
Verizon Communications Inc.	4.350%	2/15/13	200	208
Verizon Communications Inc.	5.250%	4/15/13	4,575	4,830
Verizon Communications Inc.	1.950%	3/28/14	890	909
Verizon Communications Inc.	4.900%	9/15/15	575	645
Verizon Communications Inc.	5.550%	2/15/16	15,350	17,643

51

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Verizon Communications Inc.	3.000%	4/1/16	7,470	7,873
Verizon Communications Inc.	2.000%	11/1/16	11,546	11,633
Verizon Communications Inc.	5.500%	4/1/17	1,450	1,673
Verizon Communications Inc.	5.500%	2/15/18	16,300	19,077
Verizon Communications Inc.	6.100%	4/15/18	3,920	4,690
Verizon Communications Inc.	8.750%	11/1/18	2,365	3,193
Verizon Communications Inc.	6.350%	4/1/19	2,925	3,606
Verizon Communications Inc.	4.600%	4/1/21	6,460	7,334
Verizon Communications Inc.	3.500%	11/1/21	5,335	5,557
Verizon Communications Inc.	5.850%	9/15/35	7,650	9,115
Verizon Communications Inc.	6.250%	4/1/37	1,675	2,069
Verizon Communications Inc.	6.400%	2/15/38	5,061	6,388
Verizon Communications Inc.	6.900%	4/15/38	4,625	6,216
Verizon Communications Inc.	8.950%	3/1/39	4,300	6,896
Verizon Communications Inc.	7.350%	4/1/39	1,200	1,666
Verizon Communications Inc.	6.000%	4/1/41	5,280	6,587
Verizon Communications Inc.	4.750%	11/1/41	175	189
Verizon Global Funding Corp.	4.375%	6/1/13	200	210
Verizon Global Funding Corp.	7.750%	12/1/30	5,190	7,220
Verizon Maryland Inc.	5.125%	6/15/33	175	183
Verizon New England Inc.	7.875%	11/15/29	1,225	1,482
Verizon New York Inc.	7.375%	4/1/32	650	759
Verizon Virginia Inc.	4.625%	3/15/13	1,725	1,802
Vodafone Group plc	5.000%	12/16/13	475	511
Vodafone Group plc	4.150%	6/10/14	590	628
Vodafone Group plc	5.375%	1/30/15	6,775	7,515
Vodafone Group plc	5.750%	3/15/16	1,825	2,118
Vodafone Group plc	5.625%	2/27/17	16,490	19,130
Vodafone Group plc	5.450%	6/10/19	5,000	5,855
Vodafone Group plc	6.250%	11/30/32	2,675	3,362
Vodafone Group plc	6.150%	2/27/37	3,420	4,280
Washington Post Co.	7.250%	2/1/19	875	1,017
7 WPP Finance 2010	4.750%	11/21/21	6,801	6,786
WPP Finance UK	8.000%	9/15/14	2,625	2,940

Consumer Cyclical (1.2%)
AutoZone Inc.	6.500%	1/15/14	2,000	2,199
AutoZone Inc.	5.750%	1/15/15	4,050	4,471
Best Buy Co. Inc.	6.750%	7/15/13	2,875	3,043
BorgWarner Inc.	4.625%	9/15/20	400	425
Costco Wholesale Corp.	5.500%	3/15/17	3,500	4,186
CVS Caremark Corp.	4.875%	9/15/14	1,675	1,831
CVS Caremark Corp.	3.250%	5/18/15	2,245	2,367
CVS Caremark Corp.	6.125%	8/15/16	2,375	2,772
CVS Caremark Corp.	5.750%	6/1/17	590	688
CVS Caremark Corp.	6.600%	3/15/19	6,065	7,377
CVS Caremark Corp.	4.750%	5/18/20	1,000	1,118
CVS Caremark Corp.	6.250%	6/1/27	10,150	12,332
CVS Caremark Corp.	6.125%	9/15/39	175	213
CVS Caremark Corp.	5.750%	5/15/41	4,695	5,582
Daimler Finance North America LLC	6.500%	11/15/13	7,100	7,703
7 Daimler Finance North America LLC	2.625%	9/15/16	2,300	2,297
Daimler Finance North America LLC	8.500%	1/18/31	4,995	6,976
Darden Restaurants Inc.	6.200%	10/15/17	1,850	2,135
Darden Restaurants Inc.	4.500%	10/15/21	105	108

52

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Darden Restaurants Inc.	6.800%	10/15/37	6,745	7,787
eBay Inc.	0.875%	10/15/13	1,150	1,156
eBay Inc.	1.625%	10/15/15	1,150	1,158
eBay Inc.	3.250%	10/15/20	1,175	1,177
Expedia Inc.	7.456%	8/15/18	250	279
Expedia Inc.	5.950%	8/15/20	6,400	6,452
Family Dollar Stores Inc.	5.000%	2/1/21	1,275	1,315
Gap Inc.	5.950%	4/12/21	1,675	1,595
Historic TW Inc.	9.150%	2/1/23	3,425	4,651
Historic TW Inc.	6.625%	5/15/29	2,925	3,459
Home Depot Inc.	5.250%	12/16/13	6,050	6,577
Home Depot Inc.	5.400%	3/1/16	6,970	8,068
Home Depot Inc.	4.400%	4/1/21	6,480	7,303
Home Depot Inc.	5.875%	12/16/36	2,880	3,609
Home Depot Inc.	5.400%	9/15/40	7,590	9,066
Home Depot Inc.	5.950%	4/1/41	2,725	3,538
International Game Technology	7.500%	6/15/19	875	1,020
International Game Technology	5.500%	6/15/20	1,030	1,081
Johnson Controls Inc.	2.600%	12/1/16	1,475	1,487
Johnson Controls Inc.	5.000%	3/30/20	2,300	2,575
Johnson Controls Inc.	4.250%	3/1/21	5,405	5,787
Johnson Controls Inc.	3.750%	12/1/21	1,425	1,474
Johnson Controls Inc.	6.000%	1/15/36	350	400
Johnson Controls Inc.	5.700%	3/1/41	795	890
Johnson Controls Inc.	5.250%	12/1/41	1,475	1,562
Kohl’s Corp.	6.250%	12/15/17	1,550	1,858
Kohl’s Corp.	4.000%	11/1/21	7,380	7,562
Kohl’s Corp.	6.000%	1/15/33	300	334
Kohl’s Corp.	6.875%	12/15/37	700	862
Lowe’s Cos. Inc.	5.400%	10/15/16	1,925	2,221
Lowe’s Cos. Inc.	6.100%	9/15/17	875	1,038
Lowe’s Cos. Inc.	4.625%	4/15/20	3,355	3,719
Lowe’s Cos. Inc.	3.750%	4/15/21	4,045	4,187
Lowe’s Cos. Inc.	3.800%	11/15/21	775	815
Lowe’s Cos. Inc.	6.875%	2/15/28	350	444
Lowe’s Cos. Inc.	6.500%	3/15/29	1,050	1,299
Lowe’s Cos. Inc.	5.800%	10/15/36	7,175	8,295
Lowe’s Cos. Inc.	5.800%	4/15/40	120	139
Lowe’s Cos. Inc.	5.125%	11/15/41	1,200	1,328
Macy’s Retail Holdings Inc.	8.125%	7/15/15	5,515	6,397
Macy’s Retail Holdings Inc.	5.900%	12/1/16	3,775	4,215
Macy’s Retail Holdings Inc.	6.900%	4/1/29	4,850	5,441
Macy’s Retail Holdings Inc.	6.375%	3/15/37	2,300	2,668
Marriott International Inc.	5.625%	2/15/13	850	880
Marriott International Inc.	6.200%	6/15/16	550	621
Marriott International Inc.	6.375%	6/15/17	650	748
McDonald’s Corp.	5.300%	3/15/17	300	354
McDonald’s Corp.	5.800%	10/15/17	1,825	2,229
McDonald’s Corp.	5.350%	3/1/18	2,870	3,423
McDonald’s Corp.	5.000%	2/1/19	4,525	5,358
McDonald’s Corp.	2.625%	1/15/22	6,090	6,104
McDonald’s Corp.	6.300%	10/15/37	325	451
McDonald’s Corp.	6.300%	3/1/38	1,825	2,549
Nordstrom Inc.	6.750%	6/1/14	175	197
Nordstrom Inc.	6.250%	1/15/18	5,625	6,685

53

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nordstrom Inc.	4.750%	5/1/20	1,200	1,332
Nordstrom Inc.	4.000%	10/15/21	3,440	3,617
Nordstrom Inc.	6.950%	3/15/28	425	538
Nordstrom Inc.	7.000%	1/15/38	1,275	1,702
O’Reilly Automotive Inc.	4.875%	1/14/21	600	635
PACCAR Inc.	6.875%	2/15/14	1,200	1,343
Staples Inc.	9.750%	1/15/14	6,300	7,174
Target Corp.	5.125%	1/15/13	625	654
Target Corp.	4.000%	6/15/13	600	629
Target Corp.	5.875%	7/15/16	3,575	4,254
Target Corp.	5.375%	5/1/17	100	117
Target Corp.	6.000%	1/15/18	3,555	4,341
Target Corp.	3.875%	7/15/20	3,655	4,045
Target Corp.	7.000%	7/15/31	1,425	1,929
Target Corp.	6.350%	11/1/32	2,075	2,648
Target Corp.	6.500%	10/15/37	2,400	3,170
Target Corp.	7.000%	1/15/38	13,170	18,513
Time Warner Cos. Inc.	7.570%	2/1/24	325	412
Time Warner Cos. Inc.	6.950%	1/15/28	150	182
Time Warner Inc.	3.150%	7/15/15	8,518	8,878
Time Warner Inc.	5.875%	11/15/16	2,525	2,917
Time Warner Inc.	4.875%	3/15/20	4,860	5,286
Time Warner Inc.	4.700%	1/15/21	4,250	4,581
Time Warner Inc.	4.750%	3/29/21	7,975	8,639
Time Warner Inc.	4.000%	1/15/22	295	304
Time Warner Inc.	7.625%	4/15/31	5,700	7,309
Time Warner Inc.	7.700%	5/1/32	7,850	10,207
Time Warner Inc.	6.500%	11/15/36	7,990	9,784
Time Warner Inc.	6.200%	3/15/40	950	1,134
Time Warner Inc.	6.100%	7/15/40	3,150	3,715
Time Warner Inc.	6.250%	3/29/41	5,275	6,352
Time Warner Inc.	5.375%	10/15/41	295	318
TJX Cos. Inc.	4.200%	8/15/15	6,265	6,860
TJX Cos. Inc.	6.950%	4/15/19	6,150	7,660
Toyota Motor Credit Corp.	3.200%	6/17/15	5,500	5,816
Toyota Motor Credit Corp.	2.800%	1/11/16	1,890	1,966
Toyota Motor Credit Corp.	2.000%	9/15/16	3,125	3,166
Toyota Motor Credit Corp.	4.250%	1/11/21	4,200	4,564
Toyota Motor Credit Corp.	3.400%	9/15/21	1,495	1,553
VF Corp.	5.950%	11/1/17	850	1,006
VF Corp.	3.500%	9/1/21	4,695	4,859
VF Corp.	6.450%	11/1/37	625	804
Viacom Inc.	4.375%	9/15/14	375	402
Viacom Inc.	2.500%	12/15/16	300	301
Viacom Inc.	3.500%	4/1/17	835	867
Viacom Inc.	6.125%	10/5/17	1,250	1,446
Viacom Inc.	5.625%	9/15/19	12,235	13,818
Viacom Inc.	3.875%	12/15/21	1,575	1,614
Viacom Inc.	6.875%	4/30/36	4,560	5,767
Wal-Mart Stores Inc.	4.250%	4/15/13	25	26
Wal-Mart Stores Inc.	4.550%	5/1/13	2,840	2,995
Wal-Mart Stores Inc.	7.250%	6/1/13	550	601
Wal-Mart Stores Inc.	1.625%	4/15/14	5,910	6,043
Wal-Mart Stores Inc.	3.200%	5/15/14	2,100	2,221
Wal-Mart Stores Inc.	2.875%	4/1/15	2,425	2,573

54

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wal-Mart Stores Inc.	4.500%	7/1/15	2,225	2,491
Wal-Mart Stores Inc.	2.250%	7/8/15	1,275	1,331
Wal-Mart Stores Inc.	1.500%	10/25/15	12,135	12,404
Wal-Mart Stores Inc.	5.375%	4/5/17	625	738
Wal-Mart Stores Inc.	5.800%	2/15/18	5,920	7,285
Wal-Mart Stores Inc.	3.625%	7/8/20	3,950	4,315
Wal-Mart Stores Inc.	3.250%	10/25/20	6,795	7,258
Wal-Mart Stores Inc.	4.250%	4/15/21	19,735	22,812
Wal-Mart Stores Inc.	5.875%	4/5/27	11,050	13,435
Wal-Mart Stores Inc.	7.550%	2/15/30	3,650	5,306
Wal-Mart Stores Inc.	5.250%	9/1/35	1,560	1,845
Wal-Mart Stores Inc.	6.500%	8/15/37	8,515	11,763
Wal-Mart Stores Inc.	6.200%	4/15/38	6,400	8,570
Wal-Mart Stores Inc.	5.625%	4/1/40	1,700	2,140
Wal-Mart Stores Inc.	4.875%	7/8/40	875	1,001
Wal-Mart Stores Inc.	5.000%	10/25/40	1,850	2,156
Wal-Mart Stores Inc.	5.625%	4/15/41	6,060	7,782
Walgreen Co.	4.875%	8/1/13	3,695	3,942
Walgreen Co.	5.250%	1/15/19	1,970	2,341
Walt Disney Co.	4.500%	12/15/13	2,595	2,799
Walt Disney Co.	6.200%	6/20/14	2,000	2,257
Walt Disney Co.	0.875%	12/1/14	7,225	7,270
Walt Disney Co.	1.350%	8/16/16	235	235
Walt Disney Co.	5.625%	9/15/16	3,425	4,053
Walt Disney Co.	5.875%	12/15/17	1,875	2,274
Walt Disney Co.	7.000%	3/1/32	325	449
Walt Disney Co.	4.375%	8/16/41	325	345
Walt Disney Co.	4.125%	12/1/41	5,250	5,379
Western Union Co.	6.500%	2/26/14	3,275	3,589
Western Union Co.	5.930%	10/1/16	1,825	2,059
Western Union Co.	5.253%	4/1/20	240	268
Western Union Co.	6.200%	11/17/36	850	909
Western Union Co.	6.200%	6/21/40	1,100	1,181
Wyndham Worldwide Corp.	5.750%	2/1/18	5,000	5,287
Yum! Brands Inc.	4.250%	9/15/15	2,000	2,144
Yum! Brands Inc.	6.250%	4/15/16	2,850	3,299
Yum! Brands Inc.	6.250%	3/15/18	1,750	2,048
Yum! Brands Inc.	5.300%	9/15/19	685	769
Yum! Brands Inc.	3.875%	11/1/20	1,175	1,201
Yum! Brands Inc.	6.875%	11/15/37	1,350	1,733

Consumer Noncyclical (2.8%)
Abbott Laboratories	4.350%	3/15/14	1,075	1,162
Abbott Laboratories	2.700%	5/27/15	1,000	1,053
Abbott Laboratories	5.875%	5/15/16	6,385	7,505
Abbott Laboratories	5.600%	11/30/17	4,450	5,322
Abbott Laboratories	5.125%	4/1/19	8,615	9,994
Abbott Laboratories	4.125%	5/27/20	3,000	3,324
Abbott Laboratories	6.150%	11/30/37	5,600	7,289
Abbott Laboratories	6.000%	4/1/39	575	734
Abbott Laboratories	5.300%	5/27/40	3,755	4,511
Allergan Inc.	5.750%	4/1/16	400	463
Allergan Inc.	3.375%	9/15/20	5,000	5,151
Altria Group Inc.	8.500%	11/10/13	8,745	9,884
Altria Group Inc.	7.750%	2/6/14	4,600	5,203

55

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Altria Group Inc.	4.125%	9/11/15	500	542
Altria Group Inc.	9.700%	11/10/18	3,890	5,237
Altria Group Inc.	9.250%	8/6/19	665	893
Altria Group Inc.	4.750%	5/5/21	2,150	2,364
Altria Group Inc.	9.950%	11/10/38	15,390	23,371
Altria Group Inc.	10.200%	2/6/39	7,400	11,515
AmerisourceBergen Corp.	5.875%	9/15/15	7,375	8,400
AmerisourceBergen Corp.	4.875%	11/15/19	975	1,093
Amgen Inc.	1.875%	11/15/14	1,660	1,685
Amgen Inc.	4.850%	11/18/14	9,375	10,183
Amgen Inc.	2.300%	6/15/16	6,870	6,854
Amgen Inc.	2.500%	11/15/16	1,660	1,674
Amgen Inc.	5.850%	6/1/17	7,750	8,938
Amgen Inc.	5.700%	2/1/19	1,320	1,485
Amgen Inc.	3.450%	10/1/20	825	808
Amgen Inc.	4.100%	6/15/21	1,765	1,808
Amgen Inc.	3.875%	11/15/21	1,660	1,687
Amgen Inc.	6.375%	6/1/37	2,200	2,520
Amgen Inc.	6.900%	6/1/38	2,300	2,826
Amgen Inc.	6.400%	2/1/39	2,725	3,186
Amgen Inc.	5.750%	3/15/40	2,665	2,900
Amgen Inc.	4.950%	10/1/41	4,275	4,187
Amgen Inc.	5.150%	11/15/41	1,655	1,726
Amgen Inc.	5.650%	6/15/42	2,350	2,543
Anheuser-Busch Cos. LLC	4.375%	1/15/13	1,150	1,190
Anheuser-Busch Cos. LLC	5.600%	3/1/17	1,375	1,616
Anheuser-Busch Cos. LLC	5.500%	1/15/18	6,307	7,330
Anheuser-Busch Cos. LLC	6.800%	8/20/32	775	1,025
Anheuser-Busch Cos. LLC	5.750%	4/1/36	2,905	3,558
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	3,800	3,884
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	825	834
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	4,290	4,780
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	4,590	4,954
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	6,200	6,562
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	4,040	5,225
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	3,675	4,605
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	11,690	13,751
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,600	2,975
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	3,875	4,311
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	8,590	13,580
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	2,825	3,876
Archer-Daniels-Midland Co.	8.375%	4/15/17	100	130
Archer-Daniels-Midland Co.	5.450%	3/15/18	3,625	4,297
Archer-Daniels-Midland Co.	4.479%	3/1/21	2,145	2,429
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,775	2,206
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,025	2,382
Archer-Daniels-Midland Co.	5.765%	3/1/41	7,095	8,960
7 Aristotle Holding Inc.	4.750%	11/15/21	3,000	3,101
7 Aristotle Holding Inc.	6.125%	11/15/41	2,825	3,024
AstraZeneca plc	5.900%	9/15/17	10,840	13,068
AstraZeneca plc	6.450%	9/15/37	8,280	11,152
Avon Products Inc.	5.750%	3/1/18	2,460	2,682
Avon Products Inc.	6.500%	3/1/19	1,160	1,314
Baptist Health South Florida Obligated Group	4.590%	8/15/21	375	404
Baxter International Inc.	5.900%	9/1/16	875	1,043

56

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Baxter International Inc.	1.850%	1/15/17	4,050	4,058
Baxter International Inc.	4.250%	3/15/20	900	993
Beam Inc.	5.875%	1/15/36	875	916
Becton Dickinson and Co.	1.750%	11/8/16	90	91
Becton Dickinson and Co.	5.000%	5/15/19	450	521
Becton Dickinson and Co.	3.250%	11/12/20	8,340	8,614
Becton Dickinson and Co.	3.125%	11/8/21	2,985	3,087
Biogen Idec Inc.	6.000%	3/1/13	750	790
Biogen Idec Inc.	6.875%	3/1/18	11,300	13,689
Boston Scientific Corp.	4.500%	1/15/15	8,295	8,717
Boston Scientific Corp.	6.250%	11/15/15	6,000	6,663
Boston Scientific Corp.	5.125%	1/12/17	3,750	4,036
Boston Scientific Corp.	6.000%	1/15/20	3,870	4,333
Boston Scientific Corp.	7.000%	11/15/35	700	805
Boston Scientific Corp.	7.375%	1/15/40	1,400	1,777
Bottling Group LLC	5.000%	11/15/13	2,700	2,919
Bottling Group LLC	6.950%	3/15/14	4,225	4,751
Bottling Group LLC	5.500%	4/1/16	4,050	4,692
Bottling Group LLC	5.125%	1/15/19	1,500	1,746
Bristol-Myers Squibb Co.	5.250%	8/15/13	650	700
Bristol-Myers Squibb Co.	5.450%	5/1/18	11,240	13,438
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	139
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	134
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,888	3,675
Bristol-Myers Squibb Co.	6.125%	5/1/38	460	603
Bristol-Myers Squibb Co.	6.875%	8/1/97	325	443
Bunge Ltd. Finance Corp.	5.100%	7/15/15	575	606
Bunge Ltd. Finance Corp.	8.500%	6/15/19	13,150	16,093
Campbell Soup Co.	3.050%	7/15/17	525	560
Campbell Soup Co.	4.250%	4/15/21	2,175	2,426
Cardinal Health Inc.	4.000%	6/15/15	100	107
Cardinal Health Inc.	4.625%	12/15/20	4,935	5,288
CareFusion Corp.	5.125%	8/1/14	1,985	2,148
CareFusion Corp.	6.375%	8/1/19	5,085	5,984
Celgene Corp.	2.450%	10/15/15	750	760
Celgene Corp.	3.950%	10/15/20	5,075	5,102
Celgene Corp.	5.700%	10/15/40	600	661
Church & Dwight Co. Inc.	3.350%	12/15/15	1,000	1,040
Clorox Co.	5.000%	3/1/13	1,635	1,703
Clorox Co.	5.000%	1/15/15	525	567
Clorox Co.	3.550%	11/1/15	1,850	1,945
Clorox Co.	5.950%	10/15/17	8,722	10,099
Coca-Cola Co.	0.750%	11/15/13	6,200	6,226
Coca-Cola Co.	1.500%	11/15/15	9,500	9,641
Coca-Cola Co.	1.800%	9/1/16	2,900	2,951
Coca-Cola Co.	5.350%	11/15/17	2,850	3,427
Coca-Cola Co.	4.875%	3/15/19	5,910	6,893
Coca-Cola Co.	3.150%	11/15/20	1,100	1,154
Coca-Cola Co.	3.300%	9/1/21	5,865	6,189
Coca-Cola Enterprises Inc.	2.125%	9/15/15	1,595	1,623
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	775	856
Coca-Cola HBC Finance BV	5.125%	9/17/13	325	338
Coca-Cola HBC Finance BV	5.500%	9/17/15	3,500	3,822
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	4,425	5,026
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	2,200	2,390

57

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	1,800	2,640
Colgate-Palmolive Co.	0.600%	11/15/14	745	745
Colgate-Palmolive Co.	1.300%	1/15/17	4,375	4,342
Colgate-Palmolive Co.	2.450%	11/15/21	1,510	1,506
ConAgra Foods Inc.	5.875%	4/15/14	1,295	1,421
ConAgra Foods Inc.	5.819%	6/15/17	225	253
ConAgra Foods Inc.	7.125%	10/1/26	940	1,108
ConAgra Foods Inc.	7.000%	10/1/28	250	290
Corn Products International Inc.	3.200%	11/1/15	1,700	1,755
Corn Products International Inc.	4.625%	11/1/20	890	943
Corn Products International Inc.	6.625%	4/15/37	575	683
Covidien International Finance SA	1.875%	6/15/13	8,000	8,074
Covidien International Finance SA	6.000%	10/15/17	1,995	2,363
Covidien International Finance SA	6.550%	10/15/37	4,849	6,178
CR Bard Inc.	4.400%	1/15/21	2,220	2,496
CR Bard Inc.	6.700%	12/1/26	1,800	2,383
Delhaize Group SA	5.875%	2/1/14	1,400	1,514
Delhaize Group SA	6.500%	6/15/17	235	276
Delhaize Group SA	5.700%	10/1/40	6,241	6,299
Diageo Capital plc	5.200%	1/30/13	2,615	2,741
Diageo Capital plc	5.500%	9/30/16	425	488
Diageo Capital plc	5.750%	10/23/17	3,885	4,568
Diageo Capital plc	4.828%	7/15/20	3,100	3,529
Diageo Capital plc	5.875%	9/30/36	200	252
Diageo Finance BV	5.300%	10/28/15	1,800	2,047
Diageo Investment Corp.	7.450%	4/15/35	200	280
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	525	560
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	3,045	3,159
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	420	521
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	2,785	2,773
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	425	596
Eli Lilly & Co.	4.200%	3/6/14	2,200	2,360
Eli Lilly & Co.	5.200%	3/15/17	2,625	3,043
Eli Lilly & Co.	5.500%	3/15/27	2,950	3,516
Eli Lilly & Co.	5.550%	3/15/37	1,800	2,200
Eli Lilly & Co.	5.950%	11/15/37	235	302
7 Energizer Holdings Inc.	4.700%	5/19/21	1,325	1,399
Estee Lauder Cos. Inc.	6.000%	5/15/37	200	259
Express Scripts Inc.	6.250%	6/15/14	6,700	7,299
Genentech Inc.	4.750%	7/15/15	800	892
Genentech Inc.	5.250%	7/15/35	300	357
General Mills Inc.	5.250%	8/15/13	1,650	1,765
General Mills Inc.	5.200%	3/17/15	2,000	2,233
General Mills Inc.	5.700%	2/15/17	2,525	2,976
General Mills Inc.	5.650%	2/15/19	6,725	7,987
General Mills Inc.	3.150%	12/15/21	5,950	6,073
General Mills Inc.	5.400%	6/15/40	4,505	5,213
Gilead Sciences Inc.	3.050%	12/1/16	375	385
Gilead Sciences Inc.	4.500%	4/1/21	4,900	5,162
Gilead Sciences Inc.	5.650%	12/1/41	1,550	1,712
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	9,920	10,506
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	6,225	6,733
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	5,555	6,695
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	950	1,122
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	14,535	19,336

58

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hasbro Inc.	6.125%	5/15/14	5,000	5,497
Hasbro Inc.	6.300%	9/15/17	2,125	2,441
Hasbro Inc.	6.350%	3/15/40	1,200	1,304
Hershey Co.	5.450%	9/1/16	425	496
Hershey Co.	1.500%	11/1/16	2,125	2,128
Hershey Co.	4.125%	12/1/20	1,710	1,913
HJ Heinz Co.	5.350%	7/15/13	7,775	8,300
HJ Heinz Finance Co.	6.750%	3/15/32	1,125	1,444
Hormel Foods Corp.	4.125%	4/15/21	625	691
Hospira Inc.	5.900%	6/15/14	500	538
Hospira Inc.	6.400%	5/15/15	275	299
Hospira Inc.	6.050%	3/30/17	100	111
Hospira Inc.	5.600%	9/15/40	1,075	1,064
JM Smucker Co.	3.500%	10/15/21	995	1,017
Johnson & Johnson	1.200%	5/15/14	835	850
Johnson & Johnson	5.550%	8/15/17	1,700	2,053
Johnson & Johnson	5.150%	7/15/18	4,550	5,476
Johnson & Johnson	2.950%	9/1/20	10,000	10,606
Johnson & Johnson	6.730%	11/15/23	1,203	1,735
Johnson & Johnson	6.950%	9/1/29	1,300	1,839
Johnson & Johnson	4.950%	5/15/33	1,600	1,927
Johnson & Johnson	5.950%	8/15/37	1,555	2,123
Johnson & Johnson	4.500%	9/1/40	1,370	1,543
Kellogg Co.	1.875%	11/17/16	4,400	4,422
Kellogg Co.	4.000%	12/15/20	9,005	9,534
Kellogg Co.	7.450%	4/1/31	1,150	1,565
Kimberly-Clark Corp.	4.875%	8/15/15	1,875	2,105
Kimberly-Clark Corp.	6.125%	8/1/17	2,475	3,027
Kimberly-Clark Corp.	7.500%	11/1/18	800	1,060
Kimberly-Clark Corp.	3.625%	8/1/20	3,150	3,390
Kimberly-Clark Corp.	3.875%	3/1/21	2,940	3,249
Kimberly-Clark Corp.	6.625%	8/1/37	200	283
Kimberly-Clark Corp.	5.300%	3/1/41	1,600	1,974
Koninklijke Philips Electronics NV	4.625%	3/11/13	2,550	2,662
Koninklijke Philips Electronics NV	5.750%	3/11/18	2,750	3,149
Koninklijke Philips Electronics NV	6.875%	3/11/38	4,720	5,976
Kraft Foods Inc.	6.000%	2/11/13	2,950	3,108
Kraft Foods Inc.	2.625%	5/8/13	8,300	8,464
Kraft Foods Inc.	5.250%	10/1/13	3,100	3,308
Kraft Foods Inc.	6.750%	2/19/14	200	223
Kraft Foods Inc.	4.125%	2/9/16	6,365	6,911
Kraft Foods Inc.	6.500%	8/11/17	5,775	6,850
Kraft Foods Inc.	6.125%	2/1/18	690	810
Kraft Foods Inc.	6.125%	8/23/18	8,240	9,736
Kraft Foods Inc.	5.375%	2/10/20	19,190	22,105
Kraft Foods Inc.	6.500%	11/1/31	3,275	4,076
Kraft Foods Inc.	7.000%	8/11/37	3,675	4,890
Kraft Foods Inc.	6.875%	2/1/38	4,975	6,561
Kraft Foods Inc.	6.875%	1/26/39	525	692
Kraft Foods Inc.	6.500%	2/9/40	8,345	10,715
Kroger Co.	5.500%	2/1/13	425	444
Kroger Co.	5.000%	4/15/13	1,050	1,099
Kroger Co.	4.950%	1/15/15	1,950	2,151
Kroger Co.	3.900%	10/1/15	2,350	2,527
Kroger Co.	6.400%	8/15/17	435	518

59

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kroger Co.	6.800%	12/15/18	2,400	2,955
Kroger Co.	6.150%	1/15/20	590	718
Kroger Co.	7.700%	6/1/29	2,800	3,717
Kroger Co.	8.000%	9/15/29	3,775	5,130
Kroger Co.	7.500%	4/1/31	625	805
Laboratory Corp. of America Holdings	5.500%	2/1/13	425	444
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,025	1,150
Laboratory Corp. of America Holdings	4.625%	11/15/20	235	248
Life Technologies Corp.	4.400%	3/1/15	1,700	1,761
Life Technologies Corp.	3.500%	1/15/16	2,800	2,821
Life Technologies Corp.	6.000%	3/1/20	2,340	2,613
Life Technologies Corp.	5.000%	1/15/21	1,350	1,422
Lorillard Tobacco Co.	3.500%	8/4/16	760	766
Lorillard Tobacco Co.	8.125%	6/23/19	3,075	3,662
Lorillard Tobacco Co.	8.125%	5/1/40	1,000	1,155
Lorillard Tobacco Co.	7.000%	8/4/41	1,550	1,638
Mattel Inc.	2.500%	11/1/16	225	226
Mattel Inc.	5.450%	11/1/41	845	854
McCormick & Co. Inc.	3.900%	7/15/21	875	930
McKesson Corp.	5.250%	3/1/13	3,450	3,623
McKesson Corp.	6.500%	2/15/14	6,000	6,653
McKesson Corp.	4.750%	3/1/21	1,740	1,978
McKesson Corp.	6.000%	3/1/41	5,000	6,431
Mead Johnson Nutrition Co.	3.500%	11/1/14	2,525	2,639
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,309	2,540
Mead Johnson Nutrition Co.	5.900%	11/1/39	3,410	4,087
Medco Health Solutions Inc.	6.125%	3/15/13	1,425	1,500
Medco Health Solutions Inc.	7.250%	8/15/13	625	677
Medco Health Solutions Inc.	7.125%	3/15/18	9,080	10,634
Medco Health Solutions Inc.	4.125%	9/15/20	590	588
Medtronic Inc.	4.500%	3/15/14	1,000	1,078
Medtronic Inc.	3.000%	3/15/15	4,495	4,758
Medtronic Inc.	4.750%	9/15/15	1,775	2,000
Medtronic Inc.	4.450%	3/15/20	1,650	1,864
Medtronic Inc.	4.125%	3/15/21	590	649
Medtronic Inc.	6.500%	3/15/39	500	693
Medtronic Inc.	5.550%	3/15/40	2,100	2,596
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	725
Merck & Co. Inc.	4.375%	2/15/13	1,225	1,278
Merck & Co. Inc.	5.300%	12/1/13	1,295	1,414
Merck & Co. Inc.	4.750%	3/1/15	1,200	1,339
Merck & Co. Inc.	4.000%	6/30/15	2,590	2,856
Merck & Co. Inc.	2.250%	1/15/16	3,850	4,020
Merck & Co. Inc.	6.000%	9/15/17	2,300	2,820
Merck & Co. Inc.	5.000%	6/30/19	7,445	8,776
Merck & Co. Inc.	3.875%	1/15/21	5,970	6,703
Merck & Co. Inc.	6.400%	3/1/28	1,525	1,984
Merck & Co. Inc.	5.950%	12/1/28	775	974
Merck & Co. Inc.	6.500%	12/1/33	4,675	6,520
Merck & Co. Inc.	5.750%	11/15/36	325	411
Merck & Co. Inc.	6.550%	9/15/37	5,015	6,912
Merck & Co. Inc.	5.850%	6/30/39	1,025	1,318
Novant Health Inc.	5.850%	11/1/19	2,125	2,472
Novartis Capital Corp.	1.900%	4/24/13	3,190	3,250
Novartis Capital Corp.	4.125%	2/10/14	6,525	6,966

60

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Novartis Capital Corp.	2.900%	4/24/15	14,370	15,201
Novartis Securities Investment Ltd.	5.125%	2/10/19	10,590	12,442
Partners Healthcare System Inc.	3.443%	7/1/21	1,700	1,723
PepsiAmericas Inc.	4.375%	2/15/14	100	107
PepsiAmericas Inc.	4.875%	1/15/15	5,100	5,643
PepsiAmericas Inc.	5.000%	5/15/17	1,400	1,620
PepsiCo Inc.	4.650%	2/15/13	2,900	3,034
PepsiCo Inc.	0.875%	10/25/13	5,885	5,910
PepsiCo Inc.	3.750%	3/1/14	1,150	1,224
PepsiCo Inc.	2.500%	5/10/16	11,390	11,864
PepsiCo Inc.	5.000%	6/1/18	425	493
PepsiCo Inc.	7.900%	11/1/18	2,050	2,751
PepsiCo Inc.	4.500%	1/15/20	2,800	3,166
PepsiCo Inc.	3.125%	11/1/20	4,200	4,363
PepsiCo Inc.	3.000%	8/25/21	1,530	1,572
PepsiCo Inc.	5.500%	1/15/40	5,425	6,711
PepsiCo Inc.	4.875%	11/1/40	4,510	5,212
PerkinElmer Inc.	5.000%	11/15/21	1,410	1,423
Pfizer Inc.	5.350%	3/15/15	15,865	17,977
Pfizer Inc.	6.200%	3/15/19	7,740	9,570
Pfizer Inc.	7.200%	3/15/39	11,090	16,278
Pharmacia Corp.	6.500%	12/1/18	200	251
Pharmacia Corp.	6.600%	12/1/28	625	817
Philip Morris International Inc.	4.875%	5/16/13	6,650	7,032
Philip Morris International Inc.	6.875%	3/17/14	4,340	4,888
Philip Morris International Inc.	2.500%	5/16/16	5,000	5,187
Philip Morris International Inc.	5.650%	5/16/18	9,290	11,015
Philip Morris International Inc.	4.500%	3/26/20	575	651
Philip Morris International Inc.	4.125%	5/17/21	530	588
Philip Morris International Inc.	6.375%	5/16/38	5,600	7,290
Philip Morris International Inc.	4.375%	11/15/41	7,855	8,123
4 Procter & Gamble - Esop	9.360%	1/1/21	2,841	3,835
Procter & Gamble Co.	0.700%	8/15/14	590	594
Procter & Gamble Co.	4.950%	8/15/14	850	945
Procter & Gamble Co.	3.500%	2/15/15	4,500	4,850
Procter & Gamble Co.	1.800%	11/15/15	6,925	7,159
Procter & Gamble Co.	1.450%	8/15/16	27,045	27,339
Procter & Gamble Co.	4.700%	2/15/19	2,215	2,605
Procter & Gamble Co.	6.450%	1/15/26	2,750	3,725
Procter & Gamble Co.	5.800%	8/15/34	250	329
Procter & Gamble Co.	5.550%	3/5/37	4,345	5,762
Quest Diagnostics Inc.	5.450%	11/1/15	4,000	4,512
Quest Diagnostics Inc.	6.400%	7/1/17	175	206
Quest Diagnostics Inc.	4.700%	4/1/21	235	251
Quest Diagnostics Inc.	6.950%	7/1/37	1,225	1,525
Ralcorp Holdings Inc.	6.625%	8/15/39	4,550	4,758
Reynolds American Inc.	7.250%	6/1/13	1,575	1,690
Reynolds American Inc.	7.625%	6/1/16	850	1,016
Reynolds American Inc.	7.250%	6/15/37	1,225	1,432
Safeway Inc.	6.250%	3/15/14	5,850	6,480
Safeway Inc.	3.400%	12/1/16	775	794
Safeway Inc.	6.350%	8/15/17	1,325	1,502
Safeway Inc.	3.950%	8/15/20	1,820	1,803
Safeway Inc.	4.750%	12/1/21	575	590
Safeway Inc.	7.250%	2/1/31	1,825	2,193

61

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sanofi	1.625%	3/28/14	1,050	1,068
Sanofi	2.625%	3/29/16	10,800	11,271
Sanofi	4.000%	3/29/21	8,865	9,818
Sara Lee Corp.	6.125%	11/1/32	2,175	2,240
St. Jude Medical Inc.	2.200%	9/15/13	3,025	3,082
St. Jude Medical Inc.	3.750%	7/15/14	2,875	3,042
St. Jude Medical Inc.	2.500%	1/15/16	1,475	1,517
St. Jude Medical Inc.	4.875%	7/15/19	500	570
Stryker Corp.	3.000%	1/15/15	800	839
Stryker Corp.	2.000%	9/30/16	2,285	2,328
Stryker Corp.	4.375%	1/15/20	700	783
Sysco Corp.	4.200%	2/12/13	625	648
Sysco Corp.	5.250%	2/12/18	3,875	4,532
Sysco Corp.	5.375%	9/21/35	4,948	6,137
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	2,060	2,088
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	615	626
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	3,225	3,649
Teva Pharmaceutical Finance II BV /
Teva Pharmaceutical Finance III LLC	3.000%	6/15/15	1,950	2,028
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	1,835	1,853
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	1,380	1,390
Thermo Fisher Scientific Inc.	2.050%	2/21/14	2,500	2,568
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,725	1,831
Thermo Fisher Scientific Inc.	2.250%	8/15/16	295	302
Thermo Fisher Scientific Inc.	4.700%	5/1/20	525	593
Thermo Fisher Scientific Inc.	4.500%	3/1/21	1,850	2,058
Unilever Capital Corp.	3.650%	2/15/14	1,525	1,622
Unilever Capital Corp.	4.800%	2/15/19	700	813
Unilever Capital Corp.	4.250%	2/10/21	10,010	11,491
Unilever Capital Corp.	5.900%	11/15/32	900	1,175
UST LLC	5.750%	3/1/18	1,000	1,110
Watson Pharmaceuticals Inc.	5.000%	8/15/14	1,250	1,343
Whirlpool Corp.	5.500%	3/1/13	4,075	4,238
Whirlpool Corp.	8.600%	5/1/14	900	1,004
Wyeth	5.500%	3/15/13	2,750	2,912
Wyeth	5.500%	2/1/14	1,350	1,479
Wyeth	5.500%	2/15/16	5,240	6,094
Wyeth	5.450%	4/1/17	2,950	3,461
Wyeth	6.450%	2/1/24	2,625	3,428
Wyeth	6.500%	2/1/34	1,450	1,946
Wyeth	6.000%	2/15/36	3,575	4,580
Wyeth	5.950%	4/1/37	7,390	9,466
Zimmer Holdings Inc.	1.400%	11/30/14	800	800
Zimmer Holdings Inc.	4.625%	11/30/19	2,495	2,727
Zimmer Holdings Inc.	3.375%	11/30/21	800	805
Zimmer Holdings Inc.	5.750%	11/30/39	1,075	1,254

Energy (1.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	425	534
Anadarko Finance Co.	7.500%	5/1/31	4,600	5,547
Anadarko Petroleum Corp.	7.625%	3/15/14	7,363	8,196
Anadarko Petroleum Corp.	5.750%	6/15/14	800	863
Anadarko Petroleum Corp.	5.950%	9/15/16	6,505	7,368
Anadarko Petroleum Corp.	6.375%	9/15/17	525	608
Anadarko Petroleum Corp.	6.950%	6/15/19	500	590

62

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Anadarko Petroleum Corp.	6.450%	9/15/36	9,025	10,398
Anadarko Petroleum Corp.	7.950%	6/15/39	1,925	2,514
Anadarko Petroleum Corp.	6.200%	3/15/40	3,040	3,402
Apache Corp.	5.250%	4/15/13	300	317
Apache Corp.	6.000%	9/15/13	1,925	2,104
Apache Corp.	5.625%	1/15/17	250	296
Apache Corp.	6.900%	9/15/18	5,450	6,947
Apache Corp.	3.625%	2/1/21	6,160	6,648
Apache Corp.	5.100%	9/1/40	4,725	5,585
Apache Corp.	5.250%	2/1/42	740	902
Apache Finance Canada Corp.	7.750%	12/15/29	400	579
7 Baker Hughes Inc.	3.200%	8/15/21	3,295	3,392
Baker Hughes Inc.	6.875%	1/15/29	300	410
Baker Hughes Inc.	5.125%	9/15/40	5,965	7,009
BJ Services Co.	6.000%	6/1/18	850	1,021
BP Capital Markets plc	5.250%	11/7/13	5,475	5,879
BP Capital Markets plc	3.625%	5/8/14	3,650	3,832
BP Capital Markets plc	1.700%	12/5/14	3,200	3,240
BP Capital Markets plc	3.875%	3/10/15	4,525	4,821
BP Capital Markets plc	3.125%	10/1/15	6,500	6,800
BP Capital Markets plc	3.200%	3/11/16	9,495	9,957
BP Capital Markets plc	2.248%	11/1/16	800	806
BP Capital Markets plc	4.750%	3/10/19	5,300	5,921
BP Capital Markets plc	4.500%	10/1/20	7,295	8,084
BP Capital Markets plc	4.742%	3/11/21	5,315	6,040
BP Capital Markets plc	3.561%	11/1/21	2,000	2,099
Burlington Resources Finance Co.	7.200%	8/15/31	300	416
Burlington Resources Finance Co.	7.400%	12/1/31	1,775	2,443
Cameron International Corp.	6.375%	7/15/18	4,400	5,192
Cameron International Corp.	7.000%	7/15/38	100	123
Canadian Natural Resources Ltd.	5.150%	2/1/13	475	496
Canadian Natural Resources Ltd.	1.450%	11/14/14	2,000	2,011
Canadian Natural Resources Ltd.	4.900%	12/1/14	4,225	4,644
Canadian Natural Resources Ltd.	6.000%	8/15/16	1,150	1,342
Canadian Natural Resources Ltd.	5.700%	5/15/17	885	1,036
Canadian Natural Resources Ltd.	3.450%	11/15/21	1,500	1,560
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,457
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,025	2,607
Canadian Natural Resources Ltd.	6.500%	2/15/37	5,600	7,250
Canadian Natural Resources Ltd.	6.250%	3/15/38	2,030	2,568
Cenovus Energy Inc.	4.500%	9/15/14	590	636
Cenovus Energy Inc.	5.700%	10/15/19	7,050	8,288
Cenovus Energy Inc.	6.750%	11/15/39	2,725	3,627
Chevron Corp.	3.950%	3/3/14	3,375	3,612
Chevron Corp.	4.950%	3/3/19	2,750	3,257
ConocoPhillips	4.750%	2/1/14	5,550	6,000
ConocoPhillips	4.600%	1/15/15	7,190	7,993
ConocoPhillips	5.750%	2/1/19	13,565	16,399
ConocoPhillips	6.000%	1/15/20	470	584
ConocoPhillips	5.900%	10/15/32	725	898
ConocoPhillips	5.900%	5/15/38	2,120	2,702
ConocoPhillips	6.500%	2/1/39	6,138	8,441
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	4,525	5,295
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	4,825	5,885
ConocoPhillips Holding Co.	6.950%	4/15/29	2,850	3,894

63

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Devon Energy Corp.	5.625%	1/15/14	1,475	1,607
Devon Energy Corp.	2.400%	7/15/16	800	819
Devon Energy Corp.	4.000%	7/15/21	2,000	2,184
Devon Energy Corp.	7.950%	4/15/32	1,650	2,367
Devon Energy Corp.	5.600%	7/15/41	3,020	3,659
Devon Financing Corp. ULC	7.875%	9/30/31	8,275	11,651
Diamond Offshore Drilling Inc.	4.875%	7/1/15	2,275	2,479
Diamond Offshore Drilling Inc.	5.875%	5/1/19	850	983
Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,850	2,057
Encana Corp.	5.900%	12/1/17	2,100	2,380
Encana Corp.	6.500%	5/15/19	885	1,048
Encana Corp.	3.900%	11/15/21	1,000	1,002
Encana Corp.	7.200%	11/1/31	1,800	2,223
Encana Corp.	6.500%	8/15/34	2,925	3,438
Encana Corp.	6.625%	8/15/37	4,700	5,654
Encana Corp.	5.150%	11/15/41	1,500	1,529
EnCana Holdings Finance Corp.	5.800%	5/1/14	4,350	4,722
Eni USA Inc.	7.300%	11/15/27	175	228
Ensco plc	3.250%	3/15/16	5,960	6,087
Ensco plc	4.700%	3/15/21	9,250	9,615
EOG Resources Inc.	6.125%	10/1/13	575	626
EOG Resources Inc.	2.500%	2/1/16	705	730
EOG Resources Inc.	5.875%	9/15/17	1,900	2,282
EOG Resources Inc.	5.625%	6/1/19	3,350	3,972
EOG Resources Inc.	4.400%	6/1/20	325	362
EOG Resources Inc.	4.100%	2/1/21	4,900	5,363
Global Marine Inc.	7.000%	6/1/28	5,850	5,654
Halliburton Co.	3.250%	11/15/21	4,235	4,366
Halliburton Co.	6.700%	9/15/38	920	1,232
Halliburton Co.	7.450%	9/15/39	900	1,295
Halliburton Co.	4.500%	11/15/41	4,645	4,750
Hess Corp.	8.125%	2/15/19	7,715	9,889
Hess Corp.	7.875%	10/1/29	1,450	1,942
Hess Corp.	7.125%	3/15/33	1,375	1,743
Hess Corp.	5.600%	2/15/41	7,580	8,546
Husky Energy Inc.	5.900%	6/15/14	7,025	7,639
Husky Energy Inc.	6.150%	6/15/19	200	226
Husky Energy Inc.	7.250%	12/15/19	2,020	2,474
Husky Energy Inc.	6.800%	9/15/37	875	1,105
Kerr-McGee Corp.	6.950%	7/1/24	3,300	3,917
Kerr-McGee Corp.	7.875%	9/15/31	875	1,096
Marathon Oil Corp.	6.000%	10/1/17	10,460	12,188
Marathon Oil Corp.	5.900%	3/15/18	1,228	1,436
Marathon Oil Corp.	6.800%	3/15/32	2,670	3,256
Marathon Petroleum Corp.	3.500%	3/1/16	1,000	1,019
Marathon Petroleum Corp.	5.125%	3/1/21	2,425	2,551
Marathon Petroleum Corp.	6.500%	3/1/41	1,500	1,687
Nabors Industries Inc.	6.150%	2/15/18	3,180	3,560
Nabors Industries Inc.	9.250%	1/15/19	4,375	5,501
Nabors Industries Inc.	5.000%	9/15/20	2,675	2,736
Nexen Inc.	7.875%	3/15/32	325	384
Nexen Inc.	5.875%	3/10/35	690	703
Nexen Inc.	6.400%	5/15/37	7,850	8,305
Nexen Inc.	7.500%	7/30/39	3,400	4,071
Noble Energy Inc.	8.250%	3/1/19	3,235	4,229

64

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Noble Energy Inc.	4.150%	12/15/21	4,250	4,401
Noble Energy Inc.	8.000%	4/1/27	275	367
Noble Holding International Ltd.	3.050%	3/1/16	440	454
Noble Holding International Ltd.	4.900%	8/1/20	900	952
Noble Holding International Ltd.	4.625%	3/1/21	2,500	2,603
Noble Holding International Ltd.	6.200%	8/1/40	1,400	1,572
Noble Holding International Ltd.	6.050%	3/1/41	2,500	2,771
Occidental Petroleum Corp.	2.500%	2/1/16	3,405	3,573
Occidental Petroleum Corp.	4.125%	6/1/16	2,620	2,923
Occidental Petroleum Corp.	1.750%	2/15/17	2,000	2,024
Occidental Petroleum Corp.	4.100%	2/1/21	5,100	5,681
Occidental Petroleum Corp.	3.125%	2/15/22	3,000	3,091
PC Financial Partnership	5.000%	11/15/14	900	972
Petro-Canada	4.000%	7/15/13	1,325	1,373
Petro-Canada	7.875%	6/15/26	500	657
Petro-Canada	7.000%	11/15/28	475	584
Petro-Canada	5.350%	7/15/33	1,425	1,495
Petro-Canada	5.950%	5/15/35	2,900	3,310
Petro-Canada	6.800%	5/15/38	525	679
Rowan Cos. Inc.	5.000%	9/1/17	750	793
Rowan Cos. Inc.	7.875%	8/1/19	875	1,027
Shell International Finance BV	1.875%	3/25/13	7,905	8,053
Shell International Finance BV	4.000%	3/21/14	4,210	4,509
Shell International Finance BV	3.100%	6/28/15	14,300	15,321
Shell International Finance BV	3.250%	9/22/15	1,400	1,512
Shell International Finance BV	5.200%	3/22/17	975	1,139
Shell International Finance BV	4.300%	9/22/19	3,100	3,574
Shell International Finance BV	6.375%	12/15/38	13,267	18,098
Shell International Finance BV	5.500%	3/25/40	6,750	8,421
Suncor Energy Inc.	6.100%	6/1/18	50	59
Suncor Energy Inc.	7.150%	2/1/32	425	542
Suncor Energy Inc.	5.950%	12/1/34	175	198
Suncor Energy Inc.	6.500%	6/15/38	15,080	18,966
Suncor Energy Inc.	6.850%	6/1/39	4,265	5,380
Talisman Energy Inc.	5.125%	5/15/15	375	406
Talisman Energy Inc.	7.750%	6/1/19	11,525	14,206
Talisman Energy Inc.	3.750%	2/1/21	7,425	7,297
Talisman Energy Inc.	7.250%	10/15/27	200	243
Tosco Corp.	8.125%	2/15/30	4,950	7,272
Total Capital Canada Ltd.	1.625%	1/28/14	4,500	4,594
Total Capital SA	3.000%	6/24/15	5,800	6,132
Total Capital SA	2.300%	3/15/16	7,265	7,468
Total Capital SA	4.450%	6/24/20	2,200	2,450
Total Capital SA	4.125%	1/28/21	2,805	3,047
Transocean Inc.	5.250%	3/15/13	1,125	1,151
Transocean Inc.	4.950%	11/15/15	8,150	8,305
Transocean Inc.	6.000%	3/15/18	6,375	6,581
Transocean Inc.	7.500%	4/15/31	1,575	1,633
Valero Energy Corp.	4.750%	6/15/13	2,400	2,515
Valero Energy Corp.	6.125%	6/15/17	2,705	3,023
Valero Energy Corp.	9.375%	3/15/19	1,575	2,017
Valero Energy Corp.	6.125%	2/1/20	250	278
Valero Energy Corp.	7.500%	4/15/32	1,725	2,009
Valero Energy Corp.	6.625%	6/15/37	10,331	11,050
Valero Energy Corp.	10.500%	3/15/39	3,000	4,330

65

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Weatherford International Inc.	6.350%	6/15/17	4,625	5,174
Weatherford International Inc.	6.800%	6/15/37	3,050	3,365
Weatherford International Ltd.	5.150%	3/15/13	203	211
Weatherford International Ltd.	5.500%	2/15/16	2,000	2,204
Weatherford International Ltd.	6.000%	3/15/18	6,140	6,819
Weatherford International Ltd.	9.625%	3/1/19	5,200	6,730
Weatherford International Ltd.	5.125%	9/15/20	4,010	4,195
Weatherford International Ltd.	6.500%	8/1/36	2,750	2,999
Weatherford International Ltd.	7.000%	3/15/38	2,480	2,840
Williams Cos. Inc.	7.500%	1/15/31	1,329	1,648
Williams Cos. Inc.	7.750%	6/15/31	842	1,071
Williams Cos. Inc.	8.750%	3/15/32	310	404
XTO Energy Inc.	5.750%	12/15/13	2,200	2,413
XTO Energy Inc.	6.250%	8/1/17	6,250	7,705

Other Industrial (0.0%)
California Institute of Technology Revenue	4.700%	11/1/2111	5,700	5,729
Cintas Corp. No 2	6.125%	12/1/17	850	1,019
Fluor Corp.	3.375%	9/15/21	1,500	1,517
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.875%	10/15/40	2,925	3,430
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.600%	7/1/2111	4,000	5,497

Technology (1.0%)
Adobe Systems Inc.	3.250%	2/1/15	1,525	1,601
Adobe Systems Inc.	4.750%	2/1/20	1,275	1,377
Agilent Technologies Inc.	2.500%	7/15/13	2,387	2,413
Agilent Technologies Inc.	5.500%	9/14/15	1,300	1,432
Agilent Technologies Inc.	6.500%	11/1/17	5,325	6,219
Amphenol Corp.	4.750%	11/15/14	2,475	2,642
Analog Devices Inc.	5.000%	7/1/14	1,200	1,311
Analog Devices Inc.	3.000%	4/15/16	875	923
Applied Materials Inc.	2.650%	6/15/16	525	540
Applied Materials Inc.	4.300%	6/15/21	3,840	4,083
Arrow Electronics Inc.	3.375%	11/1/15	1,225	1,227
Arrow Electronics Inc.	5.125%	3/1/21	515	521
Avnet Inc.	6.625%	9/15/16	225	252
Avnet Inc.	5.875%	6/15/20	4,300	4,545
BMC Software Inc.	7.250%	6/1/18	825	954
Broadcom Corp.	1.500%	11/1/13	5,800	5,849
Broadcom Corp.	2.700%	11/1/18	385	387
CA Inc.	6.125%	12/1/14	5,000	5,556
CA Inc.	5.375%	12/1/19	3,545	3,845
Cisco Systems Inc.	1.625%	3/14/14	11,165	11,400
Cisco Systems Inc.	5.500%	2/22/16	11,783	13,712
Cisco Systems Inc.	3.150%	3/14/17	3,000	3,256
Cisco Systems Inc.	4.950%	2/15/19	5,525	6,391
Cisco Systems Inc.	5.900%	2/15/39	6,600	8,190
Cisco Systems Inc.	5.500%	1/15/40	9,270	11,290
Computer Sciences Corp.	5.500%	3/15/13	295	295
Computer Sciences Corp.	6.500%	3/15/18	100	98
Corning Inc.	6.625%	5/15/19	275	333
Corning Inc.	7.250%	8/15/36	100	119
Corning Inc.	5.750%	8/15/40	7,135	8,327

66

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dell Inc.	4.700%	4/15/13	2,615	2,745
Dell Inc.	1.400%	9/10/13	2,700	2,735
Dell Inc.	2.100%	4/1/14	6,400	6,526
Dell Inc.	3.100%	4/1/16	500	528
Dell Inc.	5.650%	4/15/18	1,100	1,274
Dell Inc.	5.875%	6/15/19	1,250	1,466
Dell Inc.	6.500%	4/15/38	1,200	1,525
Dun & Bradstreet Corp.	6.000%	4/1/13	1,275	1,345
Dun & Bradstreet Corp.	2.875%	11/15/15	350	359
Equifax Inc.	4.450%	12/1/14	775	820
Equifax Inc.	6.300%	7/1/17	425	477
Fiserv Inc.	3.125%	10/1/15	1,000	1,023
Fiserv Inc.	3.125%	6/15/16	3,415	3,466
Fiserv Inc.	6.800%	11/20/17	2,150	2,504
Google Inc.	1.250%	5/19/14	470	477
Google Inc.	2.125%	5/19/16	375	390
Google Inc.	3.625%	5/19/21	3,325	3,636
Harris Corp.	5.000%	10/1/15	2,500	2,732
Harris Corp.	6.375%	6/15/19	250	284
Harris Corp.	4.400%	12/15/20	2,675	2,723
Harris Corp.	6.150%	12/15/40	750	853
Hewlett-Packard Co.	4.500%	3/1/13	8,680	8,938
Hewlett-Packard Co.	1.250%	9/13/13	4,815	4,745
Hewlett-Packard Co.	6.125%	3/1/14	10,125	10,933
Hewlett-Packard Co.	1.550%	5/30/14	1,400	1,379
Hewlett-Packard Co.	4.750%	6/2/14	725	768
Hewlett-Packard Co.	2.625%	12/9/14	4,500	4,540
Hewlett-Packard Co.	2.350%	3/15/15	1,300	1,288
Hewlett-Packard Co.	2.125%	9/13/15	4,275	4,184
Hewlett-Packard Co.	2.200%	12/1/15	1,625	1,585
Hewlett-Packard Co.	2.650%	6/1/16	1,300	1,287
Hewlett-Packard Co.	3.000%	9/15/16	1,875	1,896
Hewlett-Packard Co.	3.300%	12/9/16	1,225	1,251
Hewlett-Packard Co.	5.400%	3/1/17	975	1,074
Hewlett-Packard Co.	5.500%	3/1/18	7,325	8,139
Hewlett-Packard Co.	3.750%	12/1/20	5,250	5,165
Hewlett-Packard Co.	4.375%	9/15/21	3,000	3,071
Hewlett-Packard Co.	4.650%	12/9/21	1,375	1,450
Hewlett-Packard Co.	6.000%	9/15/41	5,090	5,657
HP Enterprise Services LLC	6.000%	8/1/13	1,775	1,882
Intel Corp.	1.950%	10/1/16	5,200	5,341
Intel Corp.	3.300%	10/1/21	2,000	2,102
Intel Corp.	4.800%	10/1/41	6,870	7,598
International Business Machines Corp.	2.100%	5/6/13	850	869
International Business Machines Corp.	7.500%	6/15/13	1,200	1,317
International Business Machines Corp.	1.000%	8/5/13	6,425	6,482
International Business Machines Corp.	6.500%	10/15/13	2,875	3,170
International Business Machines Corp.	0.875%	10/31/14	4,375	4,391
International Business Machines Corp.	2.000%	1/5/16	8,425	8,682
International Business Machines Corp.	1.950%	7/22/16	8,175	8,385
International Business Machines Corp.	5.700%	9/14/17	19,200	23,260
International Business Machines Corp.	2.900%	11/1/21	1,950	2,006
International Business Machines Corp.	7.000%	10/30/25	4,850	6,615
International Business Machines Corp.	6.220%	8/1/27	1,975	2,554
International Business Machines Corp.	6.500%	1/15/28	100	133

67

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Business Machines Corp.	5.875%	11/29/32	225	282
International Business Machines Corp.	5.600%	11/30/39	7,200	9,264
Intuit Inc.	5.750%	3/15/17	575	646
Juniper Networks Inc.	3.100%	3/15/16	1,000	1,034
Juniper Networks Inc.	4.600%	3/15/21	900	957
Juniper Networks Inc.	5.950%	3/15/41	1,000	1,089
KLA-Tencor Corp.	6.900%	5/1/18	1,350	1,560
Lexmark International Inc.	5.900%	6/1/13	925	963
Lexmark International Inc.	6.650%	6/1/18	1,700	1,895
Maxim Integrated Products Inc.	3.450%	6/14/13	700	719
Microsoft Corp.	0.875%	9/27/13	2,960	2,989
Microsoft Corp.	2.950%	6/1/14	3,240	3,433
Microsoft Corp.	1.625%	9/25/15	2,800	2,901
Microsoft Corp.	4.200%	6/1/19	965	1,108
Microsoft Corp.	3.000%	10/1/20	4,750	5,020
Microsoft Corp.	4.000%	2/8/21	3,950	4,454
Microsoft Corp.	5.200%	6/1/39	4,375	5,400
Microsoft Corp.	4.500%	10/1/40	2,810	3,166
Microsoft Corp.	5.300%	2/8/41	2,500	3,165
Nokia Oyj	5.375%	5/15/19	6,600	6,678
Nokia Oyj	6.625%	5/15/39	5,840	5,620
Oracle Corp.	4.950%	4/15/13	4,215	4,454
Oracle Corp.	3.750%	7/8/14	2,850	3,065
Oracle Corp.	5.250%	1/15/16	13,250	15,265
Oracle Corp.	5.750%	4/15/18	2,635	3,209
Oracle Corp.	5.000%	7/8/19	5,500	6,457
Oracle Corp.	3.875%	7/15/20	1,625	1,782
Oracle Corp.	6.500%	4/15/38	2,900	3,930
Oracle Corp.	6.125%	7/8/39	5,855	7,748
Oracle Corp.	5.375%	7/15/40	6,950	8,535
Pitney Bowes Inc.	3.875%	6/15/13	1,325	1,368
Pitney Bowes Inc.	4.875%	8/15/14	690	733
Pitney Bowes Inc.	4.750%	1/15/16	4,475	4,606
Pitney Bowes Inc.	5.750%	9/15/17	950	1,023
Pitney Bowes Inc.	5.250%	1/15/37	1,975	2,038
SAIC Inc.	4.450%	12/1/20	2,660	2,831
SAIC Inc.	5.950%	12/1/40	800	867
Science Applications International Corp.	5.500%	7/1/33	250	254
Symantec Corp.	2.750%	9/15/15	2,300	2,336
Symantec Corp.	4.200%	9/15/20	800	807
Texas Instruments Inc.	1.375%	5/15/14	690	700
Texas Instruments Inc.	2.375%	5/16/16	4,675	4,872
Tyco Electronics Group SA	6.550%	10/1/17	295	341
Tyco Electronics Group SA	4.875%	1/15/21	4,500	4,821
Tyco Electronics Group SA	7.125%	10/1/37	4,575	6,035
Xerox Corp.	8.250%	5/15/14	7,550	8,519
Xerox Corp.	4.250%	2/15/15	4,280	4,518
Xerox Corp.	6.400%	3/15/16	1,525	1,718
Xerox Corp.	6.750%	2/1/17	1,100	1,259
Xerox Corp.	6.350%	5/15/18	6,045	6,818
Xerox Corp.	5.625%	12/15/19	1,165	1,270
Xerox Corp.	4.500%	5/15/21	265	269

68

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Transportation (0.4%)
4 American Airlines 2011-1 Class A
Pass Through Trust	5.250%	1/31/21	449	419
4 American Airlines 2011-2 Class A
Pass Through Trust	8.625%	10/15/21	975	1,012
4 American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	1,525	1,621
Burlington Northern Santa Fe LLC	5.650%	5/1/17	1,025	1,182
Burlington Northern Santa Fe LLC	5.750%	3/15/18	850	990
Burlington Northern Santa Fe LLC	3.600%	9/1/20	750	777
Burlington Northern Santa Fe LLC	4.100%	6/1/21	590	635
Burlington Northern Santa Fe LLC	3.450%	9/15/21	10,590	10,918
Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,700	2,276
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,300	1,649
Burlington Northern Santa Fe LLC	5.750%	5/1/40	3,850	4,599
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,800	1,968
Canadian National Railway Co.	4.400%	3/15/13	875	912
Canadian National Railway Co.	4.950%	1/15/14	125	135
Canadian National Railway Co.	5.800%	6/1/16	200	233
Canadian National Railway Co.	1.450%	12/15/16	200	199
Canadian National Railway Co.	5.850%	11/15/17	350	419
Canadian National Railway Co.	5.550%	3/1/19	5,385	6,479
Canadian National Railway Co.	2.850%	12/15/21	500	504
Canadian National Railway Co.	6.900%	7/15/28	100	138
Canadian National Railway Co.	6.250%	8/1/34	575	748
Canadian National Railway Co.	6.200%	6/1/36	1,375	1,799
Canadian Pacific Railway Co.	4.450%	3/15/23	2,375	2,394
Canadian Pacific Railway Co.	7.125%	10/15/31	200	237
Canadian Pacific Railway Co.	5.950%	5/15/37	325	335
Con-way Inc.	6.700%	5/1/34	2,475	2,459
4 Continental Airlines 1997-4 Class A
Pass Through Trust	6.900%	1/2/18	826	861
4 Continental Airlines 1998-1 Class A
Pass Through Trust	6.648%	9/15/17	2,194	2,266
4 Continental Airlines 2007-1 Class A
Pass Through Trust	5.983%	4/19/22	302	316
4 Continental Airlines 2009-2 Class A
Pass Through Trust	7.250%	11/10/19	1,112	1,193
4 Continental Airlines 2010-1 Class A
Pass Through Trust	4.750%	1/12/21	5,000	5,100
CSX Corp.	5.500%	8/1/13	1,900	2,021
CSX Corp.	6.250%	4/1/15	1,325	1,512
CSX Corp.	5.600%	5/1/17	450	515
CSX Corp.	7.900%	5/1/17	886	1,106
CSX Corp.	6.250%	3/15/18	4,875	5,804
CSX Corp.	7.375%	2/1/19	6,550	8,189
CSX Corp.	3.700%	10/30/20	8,765	8,918
CSX Corp.	4.250%	6/1/21	590	630
CSX Corp.	6.000%	10/1/36	1,675	1,971
CSX Corp.	6.150%	5/1/37	900	1,081
CSX Corp.	6.220%	4/30/40	2,614	3,183
CSX Corp.	4.750%	5/30/42	590	609
4 Delta Air Lines 2007-1 Class A
Pass Through Trust	6.821%	8/10/22	2,951	3,077
4 Delta Air Lines 2009-1 Class A
Pass Through Trust	7.750%	12/17/19	4,825	5,247

69

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Delta Air Lines 2010-2 Class A
Pass Through Trust	4.950%	5/23/19	1,716	1,750
FedEx Corp.	8.000%	1/15/19	175	230
JB Hunt Transport Services Inc.	3.375%	9/15/15	3,800	3,871
Norfolk Southern Corp.	5.257%	9/17/14	1,845	2,033
Norfolk Southern Corp.	5.750%	1/15/16	2,825	3,274
Norfolk Southern Corp.	7.700%	5/15/17	1,525	1,933
Norfolk Southern Corp.	5.750%	4/1/18	875	1,027
Norfolk Southern Corp.	5.900%	6/15/19	2,765	3,346
Norfolk Southern Corp.	5.590%	5/17/25	100	118
Norfolk Southern Corp.	7.800%	5/15/27	1,280	1,806
Norfolk Southern Corp.	5.640%	5/17/29	525	647
7 Norfolk Southern Corp.	4.837%	10/1/41	4,673	4,990
Norfolk Southern Corp.	6.000%	5/23/2111	9,325	11,015
Norfolk Southern Railway Co.	9.750%	6/15/20	775	1,127
4 Northwest Airlines 2007-1 Class A
Pass Through Trust	7.027%	11/1/19	403	413
Ryder System Inc.	5.850%	3/1/14	600	653
Ryder System Inc.	3.150%	3/2/15	4,840	4,967
Ryder System Inc.	7.200%	9/1/15	1,250	1,461
Ryder System Inc.	3.600%	3/1/16	2,060	2,142
Ryder System Inc.	5.850%	11/1/16	6,075	6,938
Southwest Airlines Co.	5.250%	10/1/14	260	278
Southwest Airlines Co.	5.750%	12/15/16	1,125	1,259
Southwest Airlines Co.	5.125%	3/1/17	250	268
4 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	773	829
4 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	1,521	1,677
Union Pacific Corp.	5.450%	1/31/13	1,325	1,390
Union Pacific Corp.	6.125%	2/15/20	350	428
Union Pacific Corp.	4.000%	2/1/21	4,325	4,649
Union Pacific Corp.	4.163%	7/15/22	4,740	5,124
Union Pacific Corp.	7.125%	2/1/28	1,605	2,111
Union Pacific Corp.	6.625%	2/1/29	400	525
Union Pacific Corp.	5.780%	7/15/40	900	1,100
Union Pacific Corp.	4.750%	9/15/41	3,025	3,282
4 Union Pacific Railroad Co. 2007-3
Pass Through Trust	6.176%	1/2/31	428	517
United Parcel Service Inc.	3.875%	4/1/14	3,550	3,803
United Parcel Service Inc.	5.500%	1/15/18	2,200	2,645
United Parcel Service Inc.	5.125%	4/1/19	1,875	2,271
United Parcel Service Inc.	3.125%	1/15/21	9,900	10,498
United Parcel Service Inc.	6.200%	1/15/38	2,385	3,194
				5,599,777
Utilities (2.3%)
Electric (1.6%)
AEP Texas Central Co.	6.650%	2/15/33	800	1,023
Alabama Power Co.	6.125%	5/15/38	1,000	1,343
Alabama Power Co.	5.200%	6/1/41	3,300	3,972
Ameren Illinois Co.	6.125%	11/15/17	550	647
Ameren Illinois Co.	6.250%	4/1/18	1,275	1,468
Appalachian Power Co.	3.400%	5/24/15	1,300	1,363
Appalachian Power Co.	4.600%	3/30/21	6,500	7,142
Appalachian Power Co.	5.800%	10/1/35	250	292
Appalachian Power Co.	7.000%	4/1/38	515	691
Arizona Public Service Co.	5.800%	6/30/14	100	111

70

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Arizona Public Service Co.	4.650%	5/15/15	400	437
Arizona Public Service Co.	5.500%	9/1/35	2,100	2,422
Atlantic City Electric Co.	7.750%	11/15/18	2,700	3,567
Baltimore Gas & Electric Co.	5.900%	10/1/16	100	117
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,600	1,624
Baltimore Gas & Electric Co.	6.350%	10/1/36	200	251
Carolina Power & Light Co.	5.125%	9/15/13	1,825	1,956
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	4,275	4,505
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	100	109
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	1,350	1,521
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	136
CenterPoint Energy Inc.	6.500%	5/1/18	150	175
Cleco Power LLC	6.000%	12/1/40	1,600	1,923
Cleveland Electric Illuminating Co.	5.700%	4/1/17	4,203	4,707
Cleveland Electric Illuminating Co.	7.880%	11/1/17	425	535
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,125	1,318
Columbus Southern Power Co.	5.850%	10/1/35	1,750	2,052
Commonwealth Edison Co.	5.950%	8/15/16	2,975	3,495
Commonwealth Edison Co.	1.950%	9/1/16	885	884
Commonwealth Edison Co.	6.150%	9/15/17	15,207	17,944
Commonwealth Edison Co.	5.800%	3/15/18	1,075	1,269
Commonwealth Edison Co.	4.000%	8/1/20	5,000	5,400
Commonwealth Edison Co.	5.875%	2/1/33	100	121
Commonwealth Edison Co.	5.900%	3/15/36	875	1,072
Commonwealth Edison Co.	6.450%	1/15/38	3,020	3,960
Connecticut Light & Power Co.	6.350%	6/1/36	2,225	2,880
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	950	987
Consolidated Edison Co. of New York Inc.	5.550%	4/1/14	335	367
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	3,213	3,674
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	2,225	2,610
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,000	6,318
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	550	641
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	3,290	4,113
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,878	2,430
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	625	868
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,460	6,861
Consolidated Natural Gas Co.	5.000%	12/1/14	4,660	5,079
Constellation Energy Group Inc.	4.550%	6/15/15	4,750	5,051
Constellation Energy Group Inc.	5.150%	12/1/20	3,705	4,037
Constellation Energy Group Inc.	7.600%	4/1/32	700	903
Consumers Energy Co.	5.375%	4/15/13	1,250	1,316
Consumers Energy Co.	5.500%	8/15/16	800	921
Consumers Energy Co.	6.125%	3/15/19	125	152
Consumers Energy Co.	6.700%	9/15/19	3,960	5,013
Detroit Edison Co.	3.450%	10/1/20	7,005	7,362
Detroit Edison Co.	5.700%	10/1/37	425	532
Dominion Resources Inc.	5.150%	7/15/15	5,600	6,278
Dominion Resources Inc.	2.250%	9/1/15	2,782	2,845
Dominion Resources Inc.	1.950%	8/15/16	2,150	2,173
Dominion Resources Inc.	5.600%	11/15/16	670	780
Dominion Resources Inc.	6.000%	11/30/17	1,750	2,073
Dominion Resources Inc.	6.400%	6/15/18	300	363
Dominion Resources Inc.	5.200%	8/15/19	300	348
Dominion Resources Inc.	6.300%	3/15/33	350	435
Dominion Resources Inc.	5.250%	8/1/33	825	906

71

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dominion Resources Inc.	5.950%	6/15/35	2,375	2,823
Dominion Resources Inc.	7.000%	6/15/38	605	822
Dominion Resources Inc.	4.900%	8/1/41	4,075	4,393
4 Dominion Resources Inc.	7.500%	6/30/66	950	988
DTE Energy Co.	6.375%	4/15/33	100	120
Duke Energy Carolinas LLC	5.750%	11/15/13	100	109
Duke Energy Carolinas LLC	5.100%	4/15/18	2,000	2,341
Duke Energy Carolinas LLC	4.300%	6/15/20	2,500	2,835
Duke Energy Carolinas LLC	3.900%	6/15/21	2,068	2,272
Duke Energy Carolinas LLC	6.000%	12/1/28	2,994	3,698
Duke Energy Carolinas LLC	6.450%	10/15/32	825	1,058
Duke Energy Carolinas LLC	6.100%	6/1/37	2,225	2,831
Duke Energy Carolinas LLC	6.000%	1/15/38	200	259
Duke Energy Carolinas LLC	6.050%	4/15/38	775	1,013
Duke Energy Carolinas LLC	5.300%	2/15/40	590	716
Duke Energy Carolinas LLC	4.250%	12/15/41	1,500	1,569
Duke Energy Corp.	5.650%	6/15/13	1,325	1,412
Duke Energy Corp.	3.950%	9/15/14	4,350	4,641
Duke Energy Corp.	3.350%	4/1/15	4,650	4,882
Duke Energy Corp.	2.150%	11/15/16	925	933
Duke Energy Corp.	5.050%	9/15/19	3,775	4,259
Duke Energy Indiana Inc.	5.000%	9/15/13	275	291
Duke Energy Indiana Inc.	6.050%	6/15/16	1,600	1,842
Duke Energy Indiana Inc.	3.750%	7/15/20	2,500	2,674
Duke Energy Indiana Inc.	6.120%	10/15/35	325	391
Duke Energy Indiana Inc.	6.350%	8/15/38	2,675	3,527
Duke Energy Ohio Inc.	2.100%	6/15/13	675	687
El Paso Electric Co.	6.000%	5/15/35	600	710
Empresa Nacional de Electricidad SA	8.350%	8/1/13	625	681
Entergy Arkansas Inc.	3.750%	2/15/21	3,350	3,487
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	675	689
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,670	1,876
Entergy Louisiana LLC	5.400%	11/1/24	450	512
Exelon Corp.	4.900%	6/15/15	1,400	1,508
Exelon Corp.	5.625%	6/15/35	200	215
Exelon Generation Co. LLC	6.200%	10/1/17	295	339
Exelon Generation Co. LLC	4.000%	10/1/20	6,800	6,983
FirstEnergy Corp.	7.375%	11/15/31	8,715	10,766
FirstEnergy Solutions Corp.	4.800%	2/15/15	3,500	3,750
Florida Power & Light Co.	4.850%	2/1/13	625	652
Florida Power & Light Co.	5.550%	11/1/17	2,675	3,236
Florida Power & Light Co.	5.950%	10/1/33	225	288
Florida Power & Light Co.	5.625%	4/1/34	2,160	2,669
Florida Power & Light Co.	4.950%	6/1/35	250	285
Florida Power & Light Co.	5.400%	9/1/35	425	509
Florida Power & Light Co.	6.200%	6/1/36	1,050	1,389
Florida Power & Light Co.	5.650%	2/1/37	725	903
Florida Power & Light Co.	5.850%	5/1/37	1,265	1,625
Florida Power & Light Co.	5.950%	2/1/38	3,100	4,089
Florida Power & Light Co.	5.960%	4/1/39	6,100	8,104
Florida Power & Light Co.	5.690%	3/1/40	425	548
Florida Power & Light Co.	5.250%	2/1/41	500	615
Florida Power & Light Co.	4.125%	2/1/42	1,250	1,290
Florida Power Corp.	4.800%	3/1/13	3,075	3,211
Florida Power Corp.	5.100%	12/1/15	590	671

72

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Florida Power Corp.	5.650%	6/15/18	1,175	1,403
Florida Power Corp.	6.350%	9/15/37	1,375	1,844
Florida Power Corp.	6.400%	6/15/38	11,900	16,118
Florida Power Corp.	5.650%	4/1/40	3,500	4,366
Georgia Power Co.	3.000%	4/15/16	6,625	7,025
Georgia Power Co.	5.700%	6/1/17	2,525	3,009
Georgia Power Co.	5.650%	3/1/37	100	123
Georgia Power Co.	5.400%	6/1/40	1,575	1,894
Great Plains Energy Inc.	2.750%	8/15/13	1,475	1,496
Iberdrola International BV	6.750%	7/15/36	4,285	4,623
Indiana Michigan Power Co.	7.000%	3/15/19	550	682
Indiana Michigan Power Co.	6.050%	3/15/37	2,850	3,544
4 Integrys Energy Group Inc.	6.110%	12/1/66	1,600	1,536
Interstate Power & Light Co.	6.250%	7/15/39	925	1,210
Jersey Central Power & Light Co.	5.625%	5/1/16	2,525	2,854
Jersey Central Power & Light Co.	5.650%	6/1/17	775	890
Kansas City Power & Light Co.	6.050%	11/15/35	525	616
Kansas City Power & Light Co.	5.300%	10/1/41	2,545	2,756
4 Kansas Gas & Electric Co.	5.647%	3/29/21	83	87
Kentucky Utilities Co.	1.625%	11/1/15	2,795	2,822
Kentucky Utilities Co.	3.250%	11/1/20	1,250	1,301
Kentucky Utilities Co.	5.125%	11/1/40	3,575	4,305
LG&E and KU Energy LLC	2.125%	11/15/15	1,350	1,336
LG&E and KU Energy LLC	3.750%	11/15/20	1,600	1,622
Louisville Gas & Electric Co.	1.625%	11/15/15	4,875	4,902
Louisville Gas & Electric Co.	5.125%	11/15/40	825	994
Metropolitan Edison Co.	7.700%	1/15/19	1,348	1,705
MidAmerican Energy Co.	5.125%	1/15/13	1,700	1,774
MidAmerican Energy Co.	5.950%	7/15/17	2,810	3,300
MidAmerican Energy Co.	5.300%	3/15/18	100	117
MidAmerican Energy Co.	6.750%	12/30/31	4,150	5,357
MidAmerican Energy Co.	5.750%	11/1/35	1,575	1,918
Midamerican Energy Holdings Co.	5.000%	2/15/14	425	454
Midamerican Energy Holdings Co.	5.750%	4/1/18	1,275	1,479
Midamerican Energy Holdings Co.	8.480%	9/15/28	100	145
Midamerican Energy Holdings Co.	6.125%	4/1/36	9,725	11,631
Midamerican Energy Holdings Co.	5.950%	5/15/37	8,042	9,638
Midamerican Energy Holdings Co.	6.500%	9/15/37	8,230	10,263
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	2,610	2,797
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	3,375	3,629
National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	2,950	3,109
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	175	199
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	1,525	1,765
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	3,500	5,007
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	975	1,387
Nevada Power Co.	6.500%	5/15/18	1,290	1,554
Nevada Power Co.	6.500%	8/1/18	7,270	8,769
Nevada Power Co.	7.125%	3/15/19	4,150	5,190
Nevada Power Co.	6.650%	4/1/36	590	789
Nevada Power Co.	6.750%	7/1/37	325	443
Nevada Power Co.	5.375%	9/15/40	400	472
Nevada Power Co.	5.450%	5/15/41	500	598
NextEra Energy Capital Holdings Inc.	5.350%	6/15/13	3,725	3,929
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	2,375	2,419
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	350	355

73

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	2,000	2,376
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	3,613	4,198
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	885	944
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,075	2,075
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,503	1,507
Northern States Power Co.	1.950%	8/15/15	425	434
Northern States Power Co.	5.250%	3/1/18	625	746
Northern States Power Co.	5.250%	7/15/35	100	122
Northern States Power Co.	6.250%	6/1/36	525	723
Northern States Power Co.	6.200%	7/1/37	1,475	2,004
Northern States Power Co.	5.350%	11/1/39	1,325	1,635
NSTAR	4.500%	11/15/19	8,482	9,387
NSTAR Electric Co.	4.875%	4/15/14	625	674
NSTAR Electric Co.	5.625%	11/15/17	2,060	2,428
NSTAR Electric Co.	5.500%	3/15/40	1,250	1,523
Oglethorpe Power Corp.	5.950%	11/1/39	600	757
Oglethorpe Power Corp.	5.375%	11/1/40	2,595	3,042
Ohio Edison Co.	6.400%	7/15/16	1,275	1,476
Ohio Power Co.	5.750%	9/1/13	2,025	2,166
Ohio Power Co.	6.000%	6/1/16	1,520	1,750
Ohio Power Co.	5.375%	10/1/21	3,000	3,427
Oklahoma Gas & Electric Co.	5.850%	6/1/40	1,200	1,498
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,800	5,157
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	2,150	2,457
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,170	3,854
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	2,900	3,713
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,000	1,319
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	201
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,800	2,549
Pacific Gas & Electric Co.	4.800%	3/1/14	6,370	6,857
Pacific Gas & Electric Co.	5.625%	11/30/17	4,375	5,182
Pacific Gas & Electric Co.	8.250%	10/15/18	4,105	5,403
Pacific Gas & Electric Co.	3.500%	10/1/20	3,590	3,747
Pacific Gas & Electric Co.	4.250%	5/15/21	4,400	4,790
Pacific Gas & Electric Co.	6.050%	3/1/34	11,165	13,894
Pacific Gas & Electric Co.	5.800%	3/1/37	2,695	3,301
Pacific Gas & Electric Co.	6.350%	2/15/38	4,000	5,171
Pacific Gas & Electric Co.	6.250%	3/1/39	1,325	1,708
Pacific Gas & Electric Co.	5.400%	1/15/40	1,500	1,734
PacifiCorp	7.700%	11/15/31	1,185	1,719
PacifiCorp	5.250%	6/15/35	125	143
PacifiCorp	5.750%	4/1/37	590	728
Peco Energy Co.	5.350%	3/1/18	575	678
Pennsylvania Electric Co.	6.050%	9/1/17	1,378	1,592
Pennsylvania Electric Co.	5.200%	4/1/20	5,045	5,632
Pennsylvania Electric Co.	6.150%	10/1/38	2,250	2,661
Pepco Holdings Inc.	2.700%	10/1/15	295	299
Potomac Electric Power Co.	6.500%	11/15/37	3,383	4,465
PPL Electric Utilities Corp.	3.000%	9/15/21	590	594
PPL Electric Utilities Corp.	6.250%	5/15/39	275	370
PPL Energy Supply LLC	6.300%	7/15/13	1,000	1,069
PPL Energy Supply LLC	5.400%	8/15/14	200	218
PPL Energy Supply LLC	6.200%	5/15/16	3,149	3,511
PPL Energy Supply LLC	6.500%	5/1/18	525	596
Progress Energy Inc.	6.050%	3/15/14	625	690

74

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Progress Energy Inc.	5.625%	1/15/16	2,795	3,196
Progress Energy Inc.	7.750%	3/1/31	625	888
Progress Energy Inc.	6.000%	12/1/39	590	739
PSEG Power LLC	2.500%	4/15/13	2,100	2,135
PSEG Power LLC	5.000%	4/1/14	2,425	2,597
PSEG Power LLC	5.500%	12/1/15	3,125	3,475
PSEG Power LLC	5.320%	9/15/16	885	987
PSEG Power LLC	5.125%	4/15/20	540	603
PSEG Power LLC	4.150%	9/15/21	1,100	1,143
PSEG Power LLC	8.625%	4/15/31	975	1,437
Public Service Co. of Colorado	5.500%	4/1/14	175	193
Public Service Co. of Colorado	5.800%	8/1/18	425	510
Public Service Co. of Colorado	5.125%	6/1/19	3,925	4,604
Public Service Co. of Colorado	3.200%	11/15/20	5,900	6,127
Public Service Co. of Colorado	6.250%	9/1/37	475	639
Public Service Co. of Oklahoma	5.150%	12/1/19	650	725
Public Service Co. of Oklahoma	6.625%	11/15/37	1,550	1,971
Public Service Electric & Gas Co.	3.500%	8/15/20	625	661
Public Service Electric & Gas Co.	5.800%	5/1/37	3,275	4,243
Public Service Electric & Gas Co.	5.500%	3/1/40	2,725	3,453
Puget Sound Energy Inc.	5.483%	6/1/35	1,350	1,590
Puget Sound Energy Inc.	6.274%	3/15/37	1,525	1,990
Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,722
Puget Sound Energy Inc.	5.795%	3/15/40	660	824
Puget Sound Energy Inc.	5.764%	7/15/40	600	752
Puget Sound Energy Inc.	4.434%	11/15/41	4,800	5,012
San Diego Gas & Electric Co.	5.300%	11/15/15	650	744
San Diego Gas & Electric Co.	5.350%	5/15/35	250	309
San Diego Gas & Electric Co.	5.350%	5/15/40	2,000	2,525
San Diego Gas & Electric Co.	4.500%	8/15/40	3,295	3,680
San Diego Gas & Electric Co.	3.950%	11/15/41	400	414
SCANA Corp.	6.250%	4/1/20	4,455	5,160
SCANA Corp.	4.750%	5/15/21	1,795	1,901
Sierra Pacific Power Co.	6.000%	5/15/16	4,050	4,694
Sierra Pacific Power Co.	6.750%	7/1/37	1,450	1,985
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,275	2,820
South Carolina Electric & Gas Co.	6.625%	2/1/32	2,525	3,267
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,550	2,009
Southern California Edison Co.	5.000%	1/15/14	2,725	2,949
Southern California Edison Co.	5.750%	3/15/14	700	772
Southern California Edison Co.	4.650%	4/1/15	425	468
Southern California Edison Co.	5.000%	1/15/16	1,025	1,167
Southern California Edison Co.	3.875%	6/1/21	2,000	2,210
Southern California Edison Co.	6.650%	4/1/29	150	198
Southern California Edison Co.	6.000%	1/15/34	1,000	1,296
Southern California Edison Co.	5.750%	4/1/35	325	414
Southern California Edison Co.	5.350%	7/15/35	4,185	5,024
Southern California Edison Co.	5.550%	1/15/36	500	617
Southern California Edison Co.	5.625%	2/1/36	1,875	2,332
Southern California Edison Co.	5.950%	2/1/38	2,800	3,650
Southern California Edison Co.	4.500%	9/1/40	10,307	11,248
Southern Co.	2.375%	9/15/15	2,850	2,928
Southern Co.	1.950%	9/1/16	590	597
Southern Power Co.	4.875%	7/15/15	2,125	2,341
Southern Power Co.	5.150%	9/15/41	6,640	7,023

75

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southwestern Electric Power Co.	5.550%	1/15/17	100	112
Southwestern Electric Power Co.	6.450%	1/15/19	4,763	5,555
Tampa Electric Co.	6.100%	5/15/18	475	571
Tampa Electric Co.	6.550%	5/15/36	1,075	1,423
TECO Finance Inc.	4.000%	3/15/16	1,100	1,159
TECO Finance Inc.	6.572%	11/1/17	470	562
TECO Finance Inc.	5.150%	3/15/20	6,000	6,597
Toledo Edison Co.	6.150%	5/15/37	275	335
TransAlta Corp.	4.750%	1/15/15	400	429
TransAlta Corp.	6.650%	5/15/18	425	489
Tucson Electric Power Co.	5.150%	11/15/21	1,045	1,111
UIL Holdings Corp.	4.625%	10/1/20	1,000	1,051
Union Electric Co.	6.700%	2/1/19	2,007	2,437
Union Electric Co.	5.100%	10/1/19	350	405
Union Electric Co.	8.450%	3/15/39	2,300	3,863
Virginia Electric and Power Co.	5.400%	1/15/16	5,250	6,048
Virginia Electric and Power Co.	3.450%	9/1/22	8,000	8,387
Virginia Electric and Power Co.	6.000%	1/15/36	1,575	1,986
Virginia Electric and Power Co.	8.875%	11/15/38	900	1,489
Wisconsin Electric Power Co.	6.000%	4/1/14	825	911
Wisconsin Electric Power Co.	4.250%	12/15/19	2,650	2,966
Wisconsin Electric Power Co.	2.950%	9/15/21	3,915	3,992
Wisconsin Electric Power Co.	5.625%	5/15/33	325	402
Wisconsin Electric Power Co.	5.700%	12/1/36	200	254
4 Wisconsin Energy Corp.	6.250%	5/15/67	5,325	5,325
Wisconsin Power & Light Co.	5.000%	7/15/19	475	550
Wisconsin Power & Light Co.	6.375%	8/15/37	1,400	1,912
Xcel Energy Inc.	5.613%	4/1/17	275	314
Xcel Energy Inc.	4.700%	5/15/20	7,095	8,049
Xcel Energy Inc.	6.500%	7/1/36	4,215	5,404

Natural Gas (0.7%)
AGL Capital Corp.	5.250%	8/15/19	1,600	1,784
AGL Capital Corp.	3.500%	9/15/21	650	653
AGL Capital Corp.	5.875%	3/15/41	1,200	1,428
Atmos Energy Corp.	4.950%	10/15/14	2,125	2,327
Atmos Energy Corp.	8.500%	3/15/19	450	595
Atmos Energy Corp.	5.500%	6/15/41	3,000	3,523
Boardwalk Pipelines LP	5.500%	2/1/17	925	1,019
British Transco Finance Inc.	6.625%	6/1/18	3,175	3,764
Buckeye Partners LP	6.050%	1/15/18	100	110
CenterPoint Energy Resources Corp.	6.150%	5/1/16	970	1,128
CenterPoint Energy Resources Corp.	4.500%	1/15/21	2,501	2,644
CenterPoint Energy Resources Corp.	6.625%	11/1/37	2,300	2,860
CenterPoint Energy Resources Corp.	5.850%	1/15/41	625	720
DCP Midstream LLC	8.125%	8/16/30	175	225
DCP Midstream Operating LP	3.250%	10/1/15	1,200	1,213
El Paso Natural Gas Co.	5.950%	4/15/17	11,365	12,732
Enbridge Energy Partners LP	6.500%	4/15/18	3,625	4,207
Enbridge Energy Partners LP	9.875%	3/1/19	5,180	6,856
Enbridge Energy Partners LP	5.200%	3/15/20	525	582
Enbridge Inc.	4.900%	3/1/15	800	871
Enbridge Inc.	5.600%	4/1/17	2,160	2,441
Energy Transfer Partners LP	8.500%	4/15/14	5,000	5,612

76

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Energy Transfer Partners LP	5.950%	2/1/15	5,370	5,814
Energy Transfer Partners LP	6.125%	2/15/17	1,970	2,175
Energy Transfer Partners LP	9.000%	4/15/19	1,825	2,182
Energy Transfer Partners LP	4.650%	6/1/21	705	688
Energy Transfer Partners LP	6.625%	10/15/36	750	798
Energy Transfer Partners LP	7.500%	7/1/38	7,257	8,296
8 Enron Corp.	7.625%	9/10/04	400	—
8 Enron Corp.	6.625%	11/15/05	300	—
8 Enron Corp.	7.125%	5/15/07	1,800	—
8 Enron Corp.	6.875%	10/15/07	1,800	—
8 Enron Corp.	6.750%	8/1/09	1,300	—
Enterprise Products Operating LLC	5.650%	4/1/13	950	996
Enterprise Products Operating LLC	5.900%	4/15/13	625	656
Enterprise Products Operating LLC	9.750%	1/31/14	7,325	8,468
Enterprise Products Operating LLC	5.600%	10/15/14	9,615	10,574
Enterprise Products Operating LLC	6.300%	9/15/17	4,850	5,661
Enterprise Products Operating LLC	6.650%	4/15/18	975	1,154
Enterprise Products Operating LLC	6.500%	1/31/19	1,750	2,041
Enterprise Products Operating LLC	5.200%	9/1/20	3,590	3,961
Enterprise Products Operating LLC	6.875%	3/1/33	5,398	6,492
Enterprise Products Operating LLC	7.550%	4/15/38	3,130	4,030
Enterprise Products Operating LLC	5.950%	2/1/41	2,105	2,349
EQT Corp.	6.500%	4/1/18	3,175	3,576
EQT Corp.	8.125%	6/1/19	2,275	2,691
8 HNG Internorth	9.625%	3/15/06	1,000	—
KeySpan Corp.	8.000%	11/15/30	50	67
Kinder Morgan Energy Partners LP	5.000%	12/15/13	5,800	6,155
Kinder Morgan Energy Partners LP	5.125%	11/15/14	3,250	3,522
Kinder Morgan Energy Partners LP	3.500%	3/1/16	4,085	4,241
Kinder Morgan Energy Partners LP	5.950%	2/15/18	3,300	3,781
Kinder Morgan Energy Partners LP	6.850%	2/15/20	2,300	2,728
Kinder Morgan Energy Partners LP	5.300%	9/15/20	5,000	5,436
Kinder Morgan Energy Partners LP	7.300%	8/15/33	350	420
Kinder Morgan Energy Partners LP	6.500%	2/1/37	700	777
Kinder Morgan Energy Partners LP	6.950%	1/15/38	5,190	5,930
Kinder Morgan Energy Partners LP	6.500%	9/1/39	5,275	5,879
Kinder Morgan Energy Partners LP	5.625%	9/1/41	500	515
Magellan Midstream Partners LP	5.650%	10/15/16	3,910	4,460
Magellan Midstream Partners LP	6.550%	7/15/19	1,750	2,065
Magellan Midstream Partners LP	4.250%	2/1/21	3,950	4,107
National Grid plc	6.300%	8/1/16	2,450	2,819
Nisource Finance Corp.	6.150%	3/1/13	46	48
Nisource Finance Corp.	5.400%	7/15/14	425	463
Nisource Finance Corp.	5.250%	9/15/17	650	720
Nisource Finance Corp.	6.400%	3/15/18	885	1,017
Nisource Finance Corp.	6.800%	1/15/19	4,250	4,965
Nisource Finance Corp.	5.450%	9/15/20	1,400	1,543
Nisource Finance Corp.	6.125%	3/1/22	9,045	10,409
Nisource Finance Corp.	6.250%	12/15/40	2,350	2,577
Nisource Finance Corp.	5.800%	2/1/42	75	79
NuStar Logistics LP	7.650%	4/15/18	2,700	3,237
Oneok Inc.	5.200%	6/15/15	1,000	1,096
Oneok Inc.	6.000%	6/15/35	5,165	5,521
ONEOK Partners LP	3.250%	2/1/16	4,050	4,185
ONEOK Partners LP	6.150%	10/1/16	9,265	10,661

77

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ONEOK Partners LP	8.625%	3/1/19	2,500	3,208
ONEOK Partners LP	6.650%	10/1/36	4,775	5,714
ONEOK Partners LP	6.850%	10/15/37	2,575	3,106
ONEOK Partners LP	6.125%	2/1/41	3,005	3,508
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	2,900	3,293
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	325	378
Plains All American Pipeline LP /
PAA Finance Corp.	6.125%	1/15/17	2,000	2,264
Plains All American Pipeline LP /
PAA Finance Corp.	8.750%	5/1/19	125	160
Plains All American Pipeline LP /
PAA Finance Corp.	5.000%	2/1/21	5,300	5,772
Plains All American Pipeline LP /
PAA Finance Corp.	6.700%	5/15/36	295	350
Questar Corp.	2.750%	2/1/16	2,075	2,111
Sempra Energy	6.000%	2/1/13	200	210
Sempra Energy	6.500%	6/1/16	3,885	4,539
Sempra Energy	9.800%	2/15/19	1,500	2,025
Sempra Energy	6.000%	10/15/39	7,005	8,695
Southern California Gas Co.	5.750%	11/15/35	400	514
7 Southern Natural Gas Co.	5.900%	4/1/17	1,950	2,233
Southern Natural Gas Co.	8.000%	3/1/32	2,299	2,872
Southern Natural Gas Co. /
Southern Natural Issuing Corp.	4.400%	6/15/21	1,725	1,782
Southern Union Co.	7.600%	2/1/24	8,345	9,821
Southern Union Co.	8.250%	11/15/29	700	830
Spectra Energy Capital LLC	6.250%	2/15/13	325	341
Spectra Energy Capital LLC	5.500%	3/1/14	1,250	1,342
Spectra Energy Capital LLC	5.668%	8/15/14	100	109
Spectra Energy Capital LLC	8.000%	10/1/19	835	1,060
Spectra Energy Capital LLC	6.750%	2/15/32	725	840
Tennessee Gas Pipeline Co.	7.500%	4/1/17	720	860
Texas Eastern Transmission LP	7.000%	7/15/32	100	127
Texas Gas Transmission LLC	4.600%	6/1/15	1,275	1,362
TransCanada PipeLines Ltd.	4.000%	6/15/13	1,800	1,880
TransCanada PipeLines Ltd.	3.400%	6/1/15	4,000	4,234
TransCanada PipeLines Ltd.	6.500%	8/15/18	10,540	12,894
TransCanada PipeLines Ltd.	3.800%	10/1/20	6,140	6,599
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,400	1,620
TransCanada PipeLines Ltd.	5.850%	3/15/36	2,675	3,193
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,425	1,786
TransCanada PipeLines Ltd.	7.250%	8/15/38	300	415
TransCanada PipeLines Ltd.	7.625%	1/15/39	690	994
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	4,100	4,110
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	295	339
Williams Partners LP	3.800%	2/15/15	1,200	1,259
Williams Partners LP	5.250%	3/15/20	7,901	8,772
Williams Partners LP	6.300%	4/15/40	10,650	12,986
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	7,000	8,369

78

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	2,425	2,831
American Water Capital Corp.	6.593%	10/15/37	1,875	2,301
United Utilities plc	5.375%	2/1/19	5,400	5,641
Veolia Environnement SA	6.000%	6/1/18	6,000	6,644
				1,163,956
Total Corporate Bonds (Cost $9,418,966)				10,163,785
Sovereign Bonds (U.S. Dollar-Denominated) (4.4%)
African Development Bank	1.625%	2/11/13	2,800	2,837
African Development Bank	3.000%	5/27/14	9,560	10,080
African Development Bank	1.250%	9/2/16	3,100	3,118
Asian Development Bank	1.625%	7/15/13	6,625	6,742
Asian Development Bank	3.625%	9/5/13	7,400	7,769
Asian Development Bank	2.750%	5/21/14	8,875	9,334
Asian Development Bank	0.875%	6/10/14	500	504
Asian Development Bank	4.250%	10/20/14	3,550	3,894
Asian Development Bank	2.625%	2/9/15	20,005	21,177
Asian Development Bank	2.500%	3/15/16	11,150	11,880
Asian Development Bank	5.500%	6/27/16	5,450	6,509
Asian Development Bank	5.250%	6/12/17	100	120
Asian Development Bank	5.593%	7/16/18	1,700	2,077
Asian Development Bank	1.875%	10/23/18	120	122
Banco do Brasil SA	3.875%	1/23/17	1,650	1,631
Brazilian Government International Bond	10.250%	6/17/13	800	902
Brazilian Government International Bond	10.500%	7/14/14	1,275	1,568
Brazilian Government International Bond	7.875%	3/7/15	4,875	5,813
Brazilian Government International Bond	6.000%	1/17/17	12,330	14,438
4 Brazilian Government International Bond	8.000%	1/15/18	7,204	8,429
Brazilian Government International Bond	5.875%	1/15/19	31,050	36,717
Brazilian Government International Bond	8.875%	10/14/19	3,600	5,022
Brazilian Government International Bond	4.875%	1/22/21	11,970	13,348
Brazilian Government International Bond	8.875%	4/15/24	1,525	2,272
Brazilian Government International Bond	8.750%	2/4/25	4,200	6,279
Brazilian Government International Bond	10.125%	5/15/27	4,200	6,930
Brazilian Government International Bond	7.125%	1/20/37	11,425	15,816
Brazilian Government International Bond	11.000%	8/17/40	4,350	5,764
Brazilian Government International Bond	5.625%	1/7/41	25,475	29,551
Canada Government International Bond	2.375%	9/10/14	4,385	4,599
Chile Government International Bond	5.500%	1/15/13	1,000	1,047
Chile Government International Bond	3.875%	8/5/20	6,850	7,457
China Development Bank Corp.	4.750%	10/8/14	2,625	2,795
China Development Bank Corp.	5.000%	10/15/15	525	568
China Government International Bond	4.750%	10/29/13	1,800	1,909
Colombia Government International Bond	10.750%	1/15/13	1,050	1,139
Colombia Government International Bond	8.250%	12/22/14	2,000	2,350
Colombia Government International Bond	7.375%	1/27/17	4,900	5,978
Colombia Government International Bond	7.375%	3/18/19	5,550	7,007
Colombia Government International Bond	11.750%	2/25/20	1,050	1,654
Colombia Government International Bond	4.375%	7/12/21	9,795	10,481
Colombia Government International Bond	8.125%	5/21/24	2,800	3,878
Colombia Government International Bond	7.375%	9/18/37	4,500	6,289
Colombia Government International Bond	6.125%	1/18/41	3,000	3,683
Corp. Andina de Fomento	5.200%	5/21/13	725	754
Corp. Andina de Fomento	5.125%	5/5/15	3,775	4,002

79

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Corp. Andina de Fomento	3.750%	1/15/16	9,060	9,155
Corp. Andina de Fomento	5.750%	1/12/17	4,700	5,117
Corp. Andina de Fomento	8.125%	6/4/19	1,775	2,166
Council Of Europe Development Bank	2.750%	2/10/15	2,200	2,277
Council Of Europe Development Bank	2.625%	2/16/16	4,240	4,468
9 Development Bank of Japan	4.250%	6/9/15	5,815	6,387
Ecopetrol SA	7.625%	7/23/19	1,725	2,092
European Bank for Reconstruction & Development	2.750%	4/20/15	7,700	8,126
European Bank for Reconstruction & Development	1.625%	9/3/15	1,800	1,828
European Bank for Reconstruction & Development	2.500%	3/15/16	5,975	6,298
European Bank for Reconstruction & Development	1.375%	10/20/16	4,735	4,757
European Investment Bank	1.625%	3/15/13	7,800	7,842
European Investment Bank	2.875%	3/15/13	2,825	2,885
European Investment Bank	3.250%	5/15/13	6,900	7,101
European Investment Bank	1.875%	6/17/13	6,500	6,574
European Investment Bank	4.250%	7/15/13	11,900	12,460
European Investment Bank	1.250%	9/17/13	12,275	12,299
European Investment Bank	1.250%	2/14/14	24,090	24,062
European Investment Bank	2.375%	3/14/14	7,400	7,570
European Investment Bank	1.500%	5/15/14	13,575	13,636
European Investment Bank	4.625%	5/15/14	11,075	11,927
European Investment Bank	3.125%	6/4/14	16,395	17,101
European Investment Bank	1.125%	8/15/14	12,900	12,840
European Investment Bank	0.875%	12/15/14	17,220	16,947
European Investment Bank	2.875%	1/15/15	7,875	8,212
European Investment Bank	2.750%	3/23/15	10,325	10,753
European Investment Bank	1.625%	9/1/15	19,545	19,544
European Investment Bank	1.375%	10/20/15	4,545	4,503
European Investment Bank	4.875%	2/16/16	9,500	10,683
European Investment Bank	2.250%	3/15/16	18,400	18,788
European Investment Bank	2.500%	5/16/16	15,700	16,208
European Investment Bank	2.125%	7/15/16	6,000	6,077
European Investment Bank	5.125%	9/13/16	14,700	16,869
European Investment Bank	1.250%	10/14/16	6,650	6,512
European Investment Bank	4.875%	1/17/17	6,325	7,199
European Investment Bank	5.125%	5/30/17	9,150	10,619
European Investment Bank	2.875%	9/15/20	12,900	12,897
European Investment Bank	4.000%	2/16/21	8,575	9,341
European Investment Bank	4.875%	2/15/36	100	108
Export Development Canada	2.375%	3/19/12	3,825	3,836
Export Development Canada	3.500%	5/16/13	4,650	4,824
Export Development Canada	3.125%	4/24/14	15,175	16,039
Export Development Canada	2.250%	5/28/15	1,550	1,622
Export Development Canada	1.250%	10/26/16	705	713
Export-Import Bank of Korea	8.125%	1/21/14	11,800	13,038
Export-Import Bank of Korea	5.875%	1/14/15	1,750	1,875
Export-Import Bank of Korea	5.125%	3/16/15	3,275	3,467
Export-Import Bank of Korea	4.125%	9/9/15	5,925	6,108
Export-Import Bank of Korea	3.750%	10/20/16	4,800	4,840
Export-Import Bank of Korea	4.000%	1/29/21	2,500	2,417
Finland Government International Bond	6.950%	2/15/26	1,000	1,448
Hungary Government International Bond	4.750%	2/3/15	1,050	966
Hungary Government International Bond	6.250%	1/29/20	7,990	7,299
Hungary Government International Bond	6.375%	3/29/21	8,465	7,788
Hungary Government International Bond	7.625%	3/29/41	575	502
Hydro Quebec	8.000%	2/1/13	2,750	2,953

80

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hydro Quebec	7.500%	4/1/16	3,650	4,545
Hydro Quebec	2.000%	6/30/16	10,000	10,213
Hydro Quebec	8.400%	1/15/22	3,040	4,427
Hydro Quebec	8.050%	7/7/24	1,350	2,015
Hydro Quebec	8.500%	12/1/29	100	160
Inter-American Development Bank	3.500%	3/15/13	2,625	2,713
Inter-American Development Bank	3.000%	4/22/14	19,725	20,754
Inter-American Development Bank	2.250%	7/15/15	9,625	10,063
Inter-American Development Bank	4.250%	9/14/15	3,450	3,865
Inter-American Development Bank	5.125%	9/13/16	100	118
Inter-American Development Bank	1.375%	10/18/16	4,310	4,370
Inter-American Development Bank	2.375%	8/15/17	5,100	5,366
Inter-American Development Bank	1.750%	8/24/18	6,795	6,853
Inter-American Development Bank	3.875%	9/17/19	16,750	19,241
Inter-American Development Bank	3.875%	2/14/20	2,300	2,651
Inter-American Development Bank	7.000%	6/15/25	1,125	1,608
International Bank for Reconstruction
& Development	1.750%	7/15/13	14,200	14,473
International Bank for Reconstruction
& Development	3.500%	10/8/13	7,410	7,797
International Bank for Reconstruction
& Development	0.500%	11/26/13	2,525	2,528
International Bank for Reconstruction
& Development	1.125%	8/25/14	10,275	10,453
International Bank for Reconstruction
& Development	2.375%	5/26/15	31,070	32,665
International Bank for Reconstruction
& Development	2.125%	3/15/16	20,450	21,495
International Bank for Reconstruction
& Development	5.000%	4/1/16	9,475	11,015
International Bank for Reconstruction
& Development	1.000%	9/15/16	5,995	5,988
International Bank for Reconstruction
& Development	7.625%	1/19/23	950	1,380
International Bank for Reconstruction
& Development	8.875%	3/1/26	450	747
International Finance Corp.	3.500%	5/15/13	2,350	2,442
International Finance Corp.	3.000%	4/22/14	11,675	12,328
International Finance Corp.	2.750%	4/20/15	3,250	3,467
International Finance Corp.	2.250%	4/11/16	5,000	5,279
International Finance Corp.	1.125%	11/23/16	13,975	14,004
International Finance Corp.	2.125%	11/17/17	10,175	10,576
Israel Government International Bond	4.625%	6/15/13	750	779
Israel Government International Bond	5.125%	3/1/14	200	214
Israel Government International Bond	5.500%	11/9/16	3,480	3,979
Israel Government International Bond	5.125%	3/26/19	5,350	5,987
9 Japan Bank for International Cooperation	4.250%	6/18/13	4,800	5,034
9 Japan Finance Corp.	2.875%	2/2/15	6,300	6,615
9 Japan Finance Corp.	1.875%	9/24/15	6,065	6,165
9 Japan Finance Corp.	2.500%	1/21/16	5,600	5,821
9 Japan Finance Corp.	2.500%	5/18/16	6,000	6,295
9 Japan Finance Corp.	2.250%	7/13/16	5,000	5,191
9 Japan Finance Organization for Municipalities	4.625%	4/21/15	2,675	2,972
9 Japan Finance Organization for Municipalities	5.000%	5/16/17	1,100	1,282
9 Japan Finance Organization for Municipalities	4.000%	1/13/21	5,625	6,314

81

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Korea Development Bank	5.300%	1/17/13	1,200	1,234
	Korea Development Bank	5.750%	9/10/13	3,300	3,467
	Korea Development Bank	8.000%	1/23/14	3,150	3,470
	Korea Development Bank	4.375%	8/10/15	11,800	12,143
	Korea Development Bank	3.250%	3/9/16	1,180	1,165
	Korea Development Bank	4.000%	9/9/16	2,500	2,531
	Korea Development Bank	3.875%	5/4/17	2,500	2,482
	Korea Electric Power Corp.	7.750%	4/1/13	2,200	2,341
	Korea Finance Corp.	3.250%	9/20/16	4,000	3,929
	Korea Finance Corp.	4.625%	11/16/21	4,000	3,999
10	Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	12,900	13,071
10	Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	19,600	20,212
10	Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	4,000	4,156
10	Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	18,400	18,580
10	Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	7,500	7,933
10	Kreditanstalt fuer Wiederaufbau	1.375%	1/13/14	12,700	12,832
10	Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	300	317
10	Kreditanstalt fuer Wiederaufbau	1.500%	4/4/14	275	278
10	Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	575	623
10	Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	19,090	19,979
10	Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	11,875	12,453
10	Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	15,400	15,471
10	Kreditanstalt fuer Wiederaufbau	2.625%	2/16/16	3,450	3,620
10	Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	14,000	16,111
10	Kreditanstalt fuer Wiederaufbau	2.000%	6/1/16	19,000	19,480
10	Kreditanstalt fuer Wiederaufbau	1.250%	10/5/16	15,230	15,121
10	Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	18,850	21,745
10	Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	6,425	7,452
10	Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	19,300	23,143
10	Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	5,500	6,194
10	Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	30,850	31,745
10	Kreditanstalt fuer Wiederaufbau	2.375%	8/25/21	9,590	9,588
10	Kreditanstalt fuer Wiederaufbau	0.000%	4/18/36	7,000	3,011
10	Kreditanstalt fuer Wiederaufbau	0.000%	6/29/37	5,450	2,238
10	Landwirtschaftliche Rentenbank	3.250%	3/15/13	7,000	7,219
10	Landwirtschaftliche Rentenbank	4.125%	7/15/13	3,045	3,215
10	Landwirtschaftliche Rentenbank	3.125%	7/15/15	6,605	6,995
10	Landwirtschaftliche Rentenbank	4.875%	11/16/15	10,650	12,034
10	Landwirtschaftliche Rentenbank	2.500%	2/15/16	7,220	7,527
10	Landwirtschaftliche Rentenbank	2.125%	7/15/16	175	179
10	Landwirtschaftliche Rentenbank	5.125%	2/1/17	2,000	2,345
10	Landwirtschaftliche Rentenbank	1.875%	9/17/18	5,600	5,588
	Mexico Government International Bond	6.375%	1/16/13	4,525	4,729
	Mexico Government International Bond	5.875%	2/17/14	8,025	8,667
	Mexico Government International Bond	6.625%	3/3/15	2,975	3,377
	Mexico Government International Bond	11.375%	9/15/16	1,325	1,875
	Mexico Government International Bond	5.625%	1/15/17	25,620	29,442
	Mexico Government International Bond	5.950%	3/19/19	7,775	9,233
	Mexico Government International Bond	5.125%	1/15/20	27,890	31,880
	Mexico Government International Bond	8.300%	8/15/31	3,125	4,672
	Mexico Government International Bond	6.750%	9/27/34	11,800	15,407
	Mexico Government International Bond	6.050%	1/11/40	18,760	22,887
	Mexico Government International Bond	5.750%	10/12/2110	1,150	1,216
	Nordic Investment Bank	1.625%	1/28/13	5,300	5,365
	Nordic Investment Bank	2.625%	10/6/14	4,000	4,194

82

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Nordic Investment Bank	2.500%	7/15/15	3,865	4,069
	Nordic Investment Bank	2.250%	3/15/16	4,250	4,454
	Nordic Investment Bank	5.000%	2/1/17	1,150	1,358
	North American Development Bank	4.375%	2/11/20	975	1,094
11	Oesterreichische Kontrollbank AG	1.750%	3/11/13	6,900	6,942
11	Oesterreichische Kontrollbank AG	1.375%	1/21/14	14,250	14,252
11	Oesterreichische Kontrollbank AG	4.500%	3/9/15	2,600	2,824
11	Oesterreichische Kontrollbank AG	2.000%	6/3/16	2,500	2,490
11	Oesterreichische Kontrollbank AG	5.000%	4/25/17	4,025	4,560
	Ontario Electricity Financial Corp.	7.450%	3/31/13	1,450	1,566
	Panama Government International Bond	7.250%	3/15/15	4,000	4,623
	Panama Government International Bond	5.200%	1/30/20	10,455	11,824
	Panama Government International Bond	7.125%	1/29/26	6,500	8,466
4	Panama Government International Bond	6.700%	1/26/36	5,300	6,935
	Pemex Project Funding Master Trust	7.375%	12/15/14	2,500	2,814
	Pemex Project Funding Master Trust	5.750%	3/1/18	11,125	12,220
	Pemex Project Funding Master Trust	6.625%	6/15/35	9,100	10,310
	Pemex Project Funding Master Trust	6.625%	6/15/38	2,025	2,290
	Peruvian Government International Bond	7.125%	3/30/19	12,350	15,499
	Peruvian Government International Bond	7.350%	7/21/25	1,525	2,024
	Peruvian Government International Bond	8.750%	11/21/33	11,427	17,396
4	Peruvian Government International Bond	6.550%	3/14/37	5,200	6,578
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	4,100	4,202
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	13,325	14,895
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	6,775	7,400
	Petrobras International Finance Co. - Pifco	8.375%	12/10/18	2,300	2,795
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	9,575	11,478
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	9,260	9,880
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	5,200	5,461
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	4,525	5,170
	Petrobras International Finance Co. - Pifco	6.750%	1/27/41	1,650	1,880
	Petroleos Mexicanos	4.875%	3/15/15	4,875	5,169
	Petroleos Mexicanos	8.000%	5/3/19	1,675	2,091
	Petroleos Mexicanos	6.000%	3/5/20	4,150	4,648
	Petroleos Mexicanos	5.500%	1/21/21	7,645	8,275
	Petroleos Mexicanos	6.500%	6/2/41	1,800	2,026
7	Petroleos Mexicanos	6.500%	6/2/41	3,600	4,052
	Poland Government International Bond	5.250%	1/15/14	800	827
	Poland Government International Bond	3.875%	7/16/15	13,100	13,215
	Poland Government International Bond	5.000%	10/19/15	750	788
	Poland Government International Bond	6.375%	7/15/19	16,585	18,326
	Poland Government International Bond	5.125%	4/21/21	1,850	1,882
	Poland Government International Bond	5.000%	3/23/22	1,060	1,065
	Province of British Columbia	2.850%	6/15/15	6,100	6,480
	Province of British Columbia	2.100%	5/18/16	13,280	13,812
	Province of Manitoba	1.375%	4/28/14	7,000	7,104
	Province of Manitoba	2.625%	7/15/15	1,475	1,549
	Province of Manitoba	4.900%	12/6/16	6,065	7,015
	Province of New Brunswick	2.750%	6/15/18	7,125	7,456
	Province of Nova Scotia	2.375%	7/21/15	6,390	6,644
	Province of Nova Scotia	5.125%	1/26/17	1,000	1,174
	Province of Nova Scotia	9.125%	5/1/21	1,280	1,916
	Province of Ontario	1.375%	1/27/14	14,675	14,876
	Province of Ontario	4.100%	6/16/14	13,250	14,262
	Province of Ontario	2.950%	2/5/15	1,475	1,557

83

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Province of Ontario	2.700%	6/16/15	10,800	11,213
Province of Ontario	1.875%	9/15/15	2,500	2,528
Province of Ontario	4.750%	1/19/16	4,325	4,855
Province of Ontario	5.450%	4/27/16	5,675	6,580
Province of Ontario	2.300%	5/10/16	6,840	7,038
Province of Ontario	1.600%	9/21/16	9,200	9,218
Province of Ontario	3.150%	12/15/17	5,525	5,909
Province of Ontario	3.000%	7/16/18	2,550	2,678
Province of Ontario	4.000%	10/7/19	3,750	4,164
Province of Ontario	4.400%	4/14/20	9,200	10,478
Province of Saskatchewan	7.375%	7/15/13	425	469
Quebec	4.875%	5/5/14	275	300
Quebec	4.600%	5/26/15	2,250	2,505
Quebec	5.125%	11/14/16	7,275	8,470
Quebec	4.625%	5/14/18	7,000	8,041
Quebec	3.500%	7/29/20	6,770	7,301
Quebec	2.750%	8/25/21	8,475	8,491
Quebec	7.125%	2/9/24	325	455
Quebec	7.500%	9/15/29	6,875	10,392
Region of Lombardy Italy	5.804%	10/25/32	1,050	861
Republic of Italy	4.375%	6/15/13	4,350	4,274
Republic of Italy	2.125%	9/16/13	13,075	12,323
Republic of Italy	4.500%	1/21/15	4,000	3,800
Republic of Italy	3.125%	1/26/15	13,165	11,980
Republic of Italy	4.750%	1/25/16	12,350	11,486
Republic of Italy	5.250%	9/20/16	10,855	10,149
Republic of Italy	6.875%	9/27/23	4,600	4,422
Republic of Italy	5.375%	6/15/33	5,650	4,803
Republic of Korea	4.250%	6/1/13	5,700	5,882
Republic of Korea	5.750%	4/16/14	3,175	3,435
Republic of Korea	4.875%	9/22/14	6,785	7,278
Republic of Korea	7.125%	4/16/19	3,175	3,949
Republic of Korea	5.625%	11/3/25	575	678
South Africa Government International Bond	6.875%	5/27/19	7,375	8,896
South Africa Government International Bond	5.500%	3/9/20	5,890	6,575
South Africa Government International Bond	5.875%	5/30/22	1,075	1,238
South Africa Government International Bond	6.250%	3/8/41	7,100	8,192
Statoil ASA	3.875%	4/15/14	1,250	1,332
Statoil ASA	2.900%	10/15/14	950	996
Statoil ASA	1.800%	11/23/16	300	304
Statoil ASA	3.125%	8/17/17	5,590	5,848
Statoil ASA	5.250%	4/15/19	7,215	8,331
Statoil ASA	3.150%	1/23/22	3,175	3,264
Statoil ASA	7.250%	9/23/27	1,975	2,720
7 Statoil ASA	6.500%	12/1/28	225	294
Statoil ASA	7.150%	1/15/29	1,165	1,588
Statoil ASA	5.100%	8/17/40	4,000	4,766
Statoil ASA	4.250%	11/23/41	1,300	1,362
Svensk Exportkredit AB	3.250%	9/16/14	5,050	5,217
Svensk Exportkredit AB	1.750%	10/20/15	2,600	2,563
Svensk Exportkredit AB	2.125%	7/13/16	7,360	7,322
Svensk Exportkredit AB	5.125%	3/1/17	550	625
Total Sovereign Bonds (Cost $2,082,653)				2,194,399

84

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Taxable Municipal Bonds (0.9%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	100	124
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	575	797
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	400	466
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	2,750	3,028
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	1,090	1,241
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	750	979
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	3,050	4,278
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	875	1,054
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,500	1,922
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	4,283	5,565
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	4,065	5,301
Board of Regents of the University of Texas
System Revenue Financing System Revenue	5.262%	7/1/39	650	795
Board of Regents of the University of Texas
System Revenue Financing System Revenue	6.276%	8/15/41	525	598
Board of Regents of the University of Texas
System Revenue Financing System Revenue	5.134%	8/15/42	150	182
Board of Regents of the University of Texas
System Revenue Financing System Revenue	4.794%	8/15/46	1,665	1,907
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	2,250	2,402
California Educational Facilities Authority Revenue
(Stanford University)	4.250%	5/1/16	750	843
California GO	5.250%	4/1/14	1,675	1,785
California GO	3.950%	11/1/15	2,550	2,691
California GO	5.750%	3/1/17	4,000	4,479
California GO	6.200%	3/1/19	1,100	1,244
California GO	6.200%	10/1/19	4,935	5,638
California GO	5.700%	11/1/21	4,655	5,114
California GO	7.500%	4/1/34	14,380	17,208
California GO	5.650%	4/1/39	1,225	1,292
California GO	7.550%	4/1/39	295	361
California GO	7.300%	10/1/39	1,200	1,430
California GO	7.350%	11/1/39	8,200	9,828
California GO	7.625%	3/1/40	2,950	3,649
California GO	7.600%	11/1/40	2,900	3,584
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	550	662
Chicago IL Board of Education GO	6.319%	11/1/29	1,025	1,136
Chicago IL Board of Education GO	6.138%	12/1/39	400	429
Chicago IL GO	7.781%	1/1/35	825	1,000
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	2,675	3,337

85

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport Revenue	6.845%	1/1/38	400	442
Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	600	734
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,650	1,856
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	3,065	3,619
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	600	744
Chicago IL Water Revenue	6.742%	11/1/40	900	1,145
Clark County NV Airport Revenue	6.881%	7/1/42	550	613
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	2,350	2,772
Connecticut GO	5.090%	10/1/30	800	856
Connecticut GO	5.850%	3/15/32	6,665	8,122
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	100	114
Cook County IL GO	6.229%	11/15/34	750	831
Curators of the University of Missouri System
Facilities Revenue	5.960%	11/1/39	1,000	1,295
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	2,700	3,384
Dallas County TX Hospital District Revenue	5.621%	8/15/44	750	924
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	1,650	1,870
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,100	1,449
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,675	3,055
Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,772
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	525	619
Denver CO Public Schools Revenue
(City & County of Denver School District No. 1)
COP	7.017%	12/15/37	1,050	1,338
District of Columbia Income Tax Revenue	5.591%	12/1/34	450	548
District of Columbia Income Tax Revenue	5.582%	12/1/35	650	781
East Baton Rouge LA Sewer Commission
Revenue	6.087%	2/1/45	975	1,015
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	4,400	5,488
Georgia GO	4.503%	11/1/25	2,300	2,592
Georgia Municipal Electric Power
Authority Revenue	6.637%	4/1/57	6,445	6,797
Georgia Municipal Electric Power
Authority Revenue	6.655%	4/1/57	2,250	2,300
Georgia Municipal Electric Power
Authority Revenue	7.055%	4/1/57	1,275	1,316
Illinois GO	2.766%	1/1/12	4,800	4,800
Illinois GO	4.071%	1/1/14	5,980	6,167
Illinois GO	4.511%	3/1/15	3,350	3,509
Illinois GO	5.365%	3/1/17	3,000	3,218
Illinois GO	5.665%	3/1/18	5,000	5,355
Illinois GO	4.950%	6/1/23	5,125	5,061
Illinois GO	5.100%	6/1/33	14,230	12,987
Illinois GO	6.630%	2/1/35	1,050	1,097
Illinois GO	6.725%	4/1/35	3,250	3,429
Illinois GO	7.350%	7/1/35	4,200	4,578
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	460	543
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	625	715
Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	3,700	4,731

86

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
12	Kansas Development Finance Authority Revenue
	(Public Employees Retirement System)	5.501%	5/1/34	1,525	1,662
	Kentucky Asset/Liability Commission General Fund
	Revenue	3.165%	4/1/18	300	307
	Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	650	849
	Los Angeles CA Community College District GO	6.600%	8/1/42	1,950	2,502
	Los Angeles CA Department of Water & Power
	Revenue	5.716%	7/1/39	850	984
	Los Angeles CA Department of Water
	& Power Revenue	6.008%	7/1/39	2,400	2,773
	Los Angeles CA Department of Water
	& Power Revenue	6.166%	7/1/40	600	654
	Los Angeles CA Department of Water
	& Power Revenue	6.574%	7/1/45	5,215	6,971
	Los Angeles CA Department of Water
	& Power Revenue	6.603%	7/1/50	500	674
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,500	1,657
	Los Angeles CA Unified School District GO	5.750%	7/1/34	7,190	7,954
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax Revenue	5.735%	6/1/39	2,200	2,633
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.488%	8/1/33	1,700	2,142
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	750	921
	Loudoun County VA Industrial Development
	Authority Revenue (Howard Hughes
	Medical Institute)	3.450%	9/1/14	1,450	1,547
	Maryland Health & Higher Educational Facilities
	Authority Revenue (Johns Hopkins University)	5.250%	7/1/19	2,275	2,712
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	700	888
	Massachusetts GO	4.200%	12/1/21	3,000	3,323
	Massachusetts GO	5.456%	12/1/39	3,440	4,159
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	1,950	2,423
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	475	621
	Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	2,415	2,810
	Metropolitan Government of Nashville
	& Davidson County TN GO	5.707%	7/1/34	1,000	1,171
	Metropolitan New York Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	3,950	5,558
	Metropolitan New York Transportation Authority
	Revenue (Dedicated Tax Fund)	6.089%	11/15/40	400	484
	Metropolitan New York Transportation Authority
	Revenue (Transit Revenue)	6.548%	11/15/31	300	359
	Metropolitan New York Transportation Authority
	Revenue (Transit Revenue)	5.871%	11/15/39	800	860
	Metropolitan New York Transportation Authority
	Revenue (Transit Revenue)	6.648%	11/15/39	2,340	2,812
	Metropolitan New York Transportation Authority
	Revenue (Transit Revenue)	6.668%	11/15/39	2,000	2,478
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	525	584
	Metropolitan Water District of Southern California
	Water Revenue	6.947%	7/1/40	650	766

87

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Mississippi GO	5.245%	11/1/34	700	799
	Missouri Highways & Transportation Commission
	Road Revenue	5.445%	5/1/33	600	707
	New Hampshire Health & Educational Facilities
	Authority Revenue (Dartmouth College)	4.750%	6/1/19	275	320
13	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	3,765	4,576
	New Jersey Educational Facilities Authority
	Revenue (Princeton University)	5.700%	3/1/39	1,500	1,958
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	1,855	2,027
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	5,290	6,869
14	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	735	762
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	4,400	6,276
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,496
	New York City NY GO	6.646%	12/1/31	100	117
	New York City NY GO	6.246%	6/1/35	750	835
	New York City NY GO	5.968%	3/1/36	1,840	2,183
	New York City NY GO	5.985%	12/1/36	600	717
	New York City NY GO	5.517%	10/1/37	3,225	3,663
	New York City NY GO	6.271%	12/1/37	3,450	4,269
	New York City NY GO	5.846%	6/1/40	750	893
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	500	613
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	4,000	4,383
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	1,150	1,430
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	350	437
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	1,400	1,600
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	3,890	4,857
	New York City NY Transitional Finance Authority
	Building Aid Revenue	6.828%	7/15/40	2,500	3,209
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.767%	8/1/36	750	882
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.508%	8/1/37	3,300	3,858
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.572%	11/1/38	1,000	1,169
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.500%	3/15/30	3,395	3,953
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.289%	3/15/33	1,250	1,434
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	900	1,046
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.389%	3/15/40	750	879
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	2,175	2,595
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.838%	3/15/40	650	771

88

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	1,250	1,551
	Ohio State University General Receipts Revenue	4.910%	6/1/40	1,575	1,806
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	1,135	1,184
	Ohio Water Development Authority Water Pollution
	Control Loan Fund Revenue	4.879%	12/1/34	1,000	1,130
	Orange County CA Local Transportation Authority
	Sales Tax Revenue	6.908%	2/15/41	650	874
	Oregon Department Transportation Highway
	Usertax Revenue	5.834%	11/15/34	1,050	1,285
	Oregon GO	5.762%	6/1/23	650	799
	Oregon GO	5.892%	6/1/27	975	1,146
14	Oregon School Boards Association GO	4.759%	6/30/28	700	759
12	Oregon School Boards Association GO	5.528%	6/30/28	375	419
	Pennsylvania GO	4.650%	2/15/26	850	957
	Pennsylvania GO	5.350%	5/1/30	3,000	3,267
	Pennsylvania Public School Building Authority
	Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	1,000	1,049
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	550	625
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	550	623
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	850	1,042
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	4,700	5,326
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	4,465	4,666
	Puerto Rico Government Development Bank GO	3.670%	5/1/14	2,000	2,039
	Puerto Rico Government Development Bank GO	4.704%	5/1/16	1,750	1,823
	Regional Transportation District of Colorado
	Sales Tax Revenue	5.844%	11/1/50	1,400	1,819
	Rutgers State University NJ Revenue	5.665%	5/1/40	725	860
	Salt River Project Arizona Agricultural Improvement
	& Power District Revenue	4.839%	1/1/41	750	841
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,500	1,908
	San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	1,175	1,407
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	1,875	2,290
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	750	958
	San Francisco CA City & County Public Utility
	Commission Water Revenue	6.000%	11/1/40	1,600	1,852
	San Francisco CA City & County Public Utility
	Commission Water Revenue	6.950%	11/1/50	3,000	3,909
	Santa Clara Valley CA Transportation Authority
	Sales Tax Revenue	5.876%	4/1/32	3,855	4,586
	Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	775	859
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	4,125	5,663
	Texas GO	5.517%	4/1/39	1,590	1,982
	Texas Transportation Commission Revenue	5.028%	4/1/26	750	873
	Texas Transportation Commission Revenue	5.178%	4/1/30	800	944
	Texas Transportation Commission Revenue	4.631%	4/1/33	2,300	2,505
	Texas Transportation Commission Revenue	4.681%	4/1/40	1,075	1,208
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	1,600	1,919
	University of California Regents Medical Center
	Revenue	6.583%	5/15/49	975	1,178
	University of California Revenue	0.887%	7/1/13	600	602
	University of California Revenue	5.770%	5/15/43	5,790	6,652

89

Total Bond Market II Index Fund

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
University of California Revenue	5.946%	5/15/45	4,700	5,451
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	600	706
University of Southern California	5.250%	10/1/2111	1,800	2,246
University of Virginia Revenue	6.200%	9/1/39	1,000	1,368
Utah GO	4.554%	7/1/24	1,000	1,179
Utah GO	3.539%	7/1/25	2,300	2,437
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	100	128
Virginia Commonwealth Transportation
Board Revenue	5.350%	5/15/35	730	843
Washington GO	5.090%	8/1/33	3,825	4,322
Washington GO	5.481%	8/1/39	270	323
Washington GO	5.140%	8/1/40	1,770	2,042
12	Wisconsin GO	4.800%	5/1/13	775	815
12	Wisconsin GO	5.700%	5/1/26	1,800	2,067
Total Taxable Municipal Bonds (Cost $392,655)	453,863

Shares
Temporary Cash Investments (5.0%)
Money Market Fund (5.0%)
15	Vanguard Market Liquidity Fund	0.110%	2,502,021,901	2,502,022

Face
Amount
($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	0.009%	2/9/12	485	485
Total Temporary Cash Investments (Cost $2,502,507)	2,502,507
Total Investments (103.9%) (Cost $49,397,097)	51,988,097
Other Assets and Liabilities (-3.9%)
Other Assets	860,573
Liabilities	(2,819,316)
(1,958,743)
Net Assets (100%)	50,029,354

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	51,988,097
Receivables for Investment Securities Sold	124,749
Receivables for Capital Shares Issued	377,607
Other Assets	358,217
Total Assets	52,848,670
Liabilities
Payables for Investment Securities Purchased	2,787,173
Other Liabilities	32,143
Total Liabilities	2,819,316
Net Assets	50,029,354

90

Total Bond Market II Index Fund

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	47,364,710
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	73,644
Unrealized Appreciation (Depreciation)	2,591,000
Net Assets	50,029,354

Investor Shares—Net Assets
Applicable to 3,277,046,612 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	35,626,355
Net Asset Value Per Share—Investor Shares	$10.87

Institutional Shares—Net Assets
Applicable to 1,324,815,611 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,402,999
Net Asset Value Per Share—Institutional Shares	$10.87

See Note A in Notes to Financial Statements.

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
December 31, 2011.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate value of these securities was $68,858,000, representing 0.1% of net assets.
8 Non-income-producing security—security in default.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
13 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

91

Total Bond Market II Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Interest[1]	1,319,465
Security Lending	245
Total Income	1,319,710
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,400
Management and Administrative—Investor Shares	26,475
Management and Administrative—Institutional Shares	1,874
Marketing and Distribution—Investor Shares	8,587
Marketing and Distribution—Institutional Shares	3,331
Custodian Fees	554
Auditing Fees	38
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	44
Total Expenses	43,309
Net Investment Income	1,276,401
Realized Net Gain (Loss) on Investment Securities Sold	606,244
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,449,483
Net Increase (Decrease) in Net Assets Resulting from Operations	3,332,128
1 Interest income from an affiliated company of the fund was $3,098,000.

See accompanying Notes, which are an integral part of the Financial Statements.

92

Total Bond Market II Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,276,401	1,037,911
Realized Net Gain (Loss)	606,244	255,322
Change in Unrealized Appreciation (Depreciation)	1,449,483	578,680
Net Increase (Decrease) in Net Assets Resulting from Operations	3,332,128	1,871,913
Distributions
Net Investment Income
Investor Shares	(912,622)	(759,123)
Institutional Shares	(363,779)	(278,788)
Realized Capital Gain[1]
Investor Shares	(322,238)	(176,360)
Institutional Shares	(128,546)	(67,869)
Total Distributions	(1,727,185)	(1,282,140)
Capital Share Transactions
Investor Shares	6,660,476	6,919,889
Institutional Shares	3,327,888	3,418,568
Net Increase (Decrease) from Capital Share Transactions	9,988,364	10,338,457
Total Increase (Decrease)	11,593,307	10,928,230
Net Assets
Beginning of Period	38,436,047	27,507,817
End of Period	50,029,354	38,436,047
1 Includes fiscal 2011 and 2010 short-term gain distributions totaling $193,837,000 and $179,580,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

93

Total Bond Market II Index Fund

Financial Highlights

Investor Shares
			Jan. 26,
	Year Ended		2009[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009
Net Asset Value, Beginning of Period	$10.50	$10.26	$10.00
Investment Operations
Net Investment Income	.315	.345	.358
Net Realized and Unrealized Gain (Loss) on Investments	.470	.308	.260
Total from Investment Operations	.785	.653	.618
Distributions
Dividends from Net Investment Income	(.315)	(.345)	(.358)
Distributions from Realized Capital Gains	(.100)	(.068)	—
Total Distributions	(.415)	(.413)	(.358)
Net Asset Value, End of Period	$10.87	$10.50	$10.26

Total Return[2]	7.59%	6.42%	6.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,626	$27,807	$20,432
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.11%[3]
Ratio of Net Investment Income to Average Net Assets	2.94%	3.25%	3.76%[3]
Portfolio Turnover Rate	134%[4]	105%[4]	110%
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Includes 41% and 31% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

94

Total Bond Market II Index Fund

Financial Highlights

Institutional Shares
			Feb. 17,
	Year Ended		2009[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009
Net Asset Value, Beginning of Period	$10.50	$10.26	$10.03
Investment Operations
Net Investment Income	.322	.350	.338
Net Realized and Unrealized Gain (Loss) on Investments	.470	.308	.230
Total from Investment Operations	.792	.658	.568
Distributions
Dividends from Net Investment Income	(.322)	(.350)	(.338)
Distributions from Realized Capital Gains	(.100)	(.068)	—
Total Distributions	(.422)	(.418)	(.338)
Net Asset Value, End of Period	$10.87	$10.50	$10.26

Total Return	7.67%	6.47%	5.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,403	$10,629	$7,076
Ratio of Total Expenses to Average Net Assets	0.05%	0.07%	0.07%[2]
Ratio of Net Investment Income to Average Net Assets	3.01%	3.30%	3.80%[2]
Portfolio Turnover Rate	134%[3]	105%[3]	110%
1 Inception.
2 Annualized.
3 Includes 41% and 31% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

95

Total Bond Market II Index Fund

Notes to Financial Statements

Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds-of-funds as well as certain similar trusts and accounts (“eligible investors”). The fund is not available to other investors. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

96

Total Bond Market II Index Fund

In April 2011, the Financial Accounting Standards Board adopted Accounting Standards Update (ASU) 2011-03, “Transfers and Servicing (Topic 860)—Reconsideration of Effective Control for Repurchase Agreements.” The ASU takes effect for periods beginning after December 15, 2011. Under the ASU, certain mortgage-dollar-roll transactions that previously would have been accounted for as purchases and sales may be accounted for as financing transactions. Treating these transactions as financing would have no impact on total return, but certain transactions that previously resulted in realized gains and losses would instead be reflected in net income and unrealized gains and losses. Management has concluded that treating the mortgage-dollar-roll arrangements entered into by the fund as purchases and sales continues to be appropriate.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Security Lending: The fund has lent its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan. Effective August 2011, the fund is no longer permitted to lend its securities.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $7,746,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 3.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

97

Total Bond Market II Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	35,464,068	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,209,475	—
Corporate Bonds	—	10,163,785	—
Sovereign Bonds	—	2,194,399	—
Taxable Municipal Bonds	—	453,863	—
Temporary Cash Investments	2,502,022	485	—
Total	2,502,022	49,486,075	—

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2010	8
Change in Unrealized Appreciation (Depreciation)	(8)
Balance as of December 31, 2011	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $70,282,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2011, the fund had short-term and long-term capital gains of $37,775,000 and $37,028,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

98

Total Bond Market II Index Fund

At December 31, 2011, the cost of investment securities for tax purposes was $49,398,256,000. Net unrealized appreciation of investment securities for tax purposes was $2,589,841,000, consisting of unrealized gains of $2,654,121,000 on securities that had risen in value since their purchase and $64,280,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2011, the fund purchased $5,554,974,000 of investment securities and sold $2,410,256,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $61,206,186,000 and $54,821,922,000, respectively.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	14,291,256	1,331,278	11,116,495	1,054,319
Issued in Lieu of Cash Distributions	1,234,860	114,928	935,480	88,664
Redeemed	(8,865,640)	(817,930)	(5,132,086)	(486,284)
Net Increase (Decrease)—Investor Shares	6,660,476	628,276	6,919,889	656,699
Institutional Shares
Issued	6,184,677	575,475	4,549,822	429,893
Issued in Lieu of Cash Distributions	492,325	45,803	346,656	32,844
Redeemed	(3,349,114)	(308,997)	(1,477,910)	(140,107)
Net Increase (Decrease) —Institutional Shares	3,327,888	312,281	3,418,568	322,630

G. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

99

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Total Bond Market II Index Fund:

In our opinion, the accompanying statements of net assets and assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total Bond Market II Index Fund (constituting a separate portfolio of Vanguard Bond Index Funds, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years for the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 16, 2012

Special 2011 tax information (unaudited) for Vanguard Total Bond Market II Index Fund

This information for the fiscal year ended December 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $296,258,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 87.5% of income dividends are interest-related dividends.

100

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

101

Six Months Ended December 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market II Index Fund	6/30/2011	12/31/2011	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,049.89	$0.62
Institutional Shares	1,000.00	1,050.35	0.16
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.60	$0.61
Institutional Shares	1,000.00	1,025.05	0.15

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.12% for Investor Shares and 0.03% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

102

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays Capital using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

103

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6350 022012

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2011: $227,000
Fiscal Year Ended December 31, 2010: $229,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2011: $3,978,540
Fiscal Year Ended December 31, 2010: $3,607,060

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2011: $1,341,750
Fiscal Year Ended December 31, 2010: $791,350

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2011: $373,830
Fiscal Year Ended December 31, 2010: $336,090

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2011: $16,000
Fiscal Year Ended December 31, 2010: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2011: $389,830
Fiscal Year Ended December 31, 2010: $352,090

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments. Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies. Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 21, 2012
VANGUARD BOND INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 21, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011 see file Number
33-23444, Incorporated by Reference.